UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07725

SEASONS SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA	91367
(Address of principal executive offices)	(Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor

Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2023

Seasons Series Trust

SEMI-ANNUAL REPORT SEPTEMBER 30, 2023

*	Not Part of the Semi-Annual Report

Seasons Series Trust

PRESIDENT’S LETTER

Dear Seasons Series Trust Investor:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2023.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy

President

Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank or Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

Seasons Series Trust

EXPENSE EXAMPLE — September 30, 2023 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the “Trust’’), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at April 1, 2023 and held until September 30, 2023. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts’’) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2023” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended September 30, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended September 30, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended September 30, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended September 30, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

Seasons Series Trust

EXPENSE EXAMPLE — September 30, 2023 (unaudited) — (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2023	Ending Account Value Using Actual Return at September 30, 2023	Expenses Paid During the Six Months Ended September 30, 2023*	Beginning Account Value at April 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2023	Expenses Paid During the Six Months Ended September 30, 2023*	Annualized Expense Ratio*
SA Allocation Balanced#
Class 1	$1,000.00	$986.65	$0.70	$1,000.00	$1,024.30	$0.71	0.14%
Class 3	$1,000.00	$985.56	$1.94	$1,000.00	$1,023.05	$1.97	0.39%
SA Allocation Growth#
Class 1	$1,000.00	$1,006.45	$0.60	$1,000.00	$1,024.40	$0.61	0.12%
Class 3	$1,000.00	$1,005.77	$1.86	$1,000.00	$1,023.15	$1.87	0.37%
SA Allocation Moderate Growth#
Class 1	$1,000.00	$1,000.00	$0.60	$1,000.00	$1,024.40	$0.61	0.12%
Class 3	$1,000.00	$998.96	$1.85	$1,000.00	$1,023.15	$1.87	0.37%
SA Allocation Moderate#
Class 1	$1,000.00	$995.80	$0.65	$1,000.00	$1,024.35	$0.66	0.13%
Class 3	$1,000.00	$993.68	$1.89	$1,000.00	$1,023.10	$1.92	0.38%
SA American Century Inflation Protection#
Class 1	$1,000.00	$954.00	$2.83	$1,000.00	$1,022.10	$2.93	0.58%
Class 3	$1,000.00	$952.38	$4.05	$1,000.00	$1,020.85	$4.19	0.83%
SA Columbia Focused Value#
Class 1	$1,000.00	$976.83	$3.56	$1,000.00	$1,021.40	$3.64	0.72%
Class 2	$1,000.00	$976.39	$4.30	$1,000.00	$1,020.65	$4.39	0.87%
Class 3	$1,000.00	$975.39	$4.79	$1,000.00	$1,020.15	$4.90	0.97%
SA Multi-Managed Diversified Fixed Income
Class 1	$1,000.00	$960.20	$3.48	$1,000.00	$1,021.45	$3.59	0.71%
Class 2	$1,000.00	$960.20	$4.21	$1,000.00	$1,020.70	$4.34	0.86%
Class 3	$1,000.00	$960.00	$4.70	$1,000.00	$1,020.20	$4.85	0.96%
SA Multi-Managed Growth#
Class 1	$1,000.00	$997.75	$5.44	$1,000.00	$1,019.55	$5.50	1.09%
Class 2	$1,000.00	$996.61	$6.19	$1,000.00	$1,018.80	$6.26	1.24%
Class 3	$1,000.00	$996.58	$6.69	$1,000.00	$1,018.30	$6.76	1.34%
SA Multi-Managed Income#
Class 1	$1,000.00	$971.36	$5.86	$1,000.00	$1,019.05	$6.01	1.19%
Class 2	$1,000.00	$970.13	$6.60	$1,000.00	$1,018.30	$6.76	1.34%
Class 3	$1,000.00	$970.17	$7.09	$1,000.00	$1,017.80	$7.26	1.44%
SA Multi-Managed Income/Equity#
Class 1	$1,000.00	$980.03	$5.64	$1,000.00	$1,019.30	$5.76	1.14%
Class 2	$1,000.00	$978.70	$6.38	$1,000.00	$1,018.55	$6.51	1.29%
Class 3	$1,000.00	$978.72	$6.88	$1,000.00	$1,018.05	$7.01	1.39%
SA Multi-Managed International Equity#
Class 1	$1,000.00	$976.94	$4.99	$1,000.00	$1,019.95	$5.10	1.01%
Class 2	$1,000.00	$977.00	$5.73	$1,000.00	$1,019.20	$5.86	1.16%
Class 3	$1,000.00	$975.73	$6.22	$1,000.00	$1,018.70	$6.36	1.26%
SA Multi-Managed Large Cap Growth#
Class 1	$1,000.00	$1,056.82	$3.96	$1,000.00	$1,021.15	$3.89	0.77%
Class 2	$1,000.00	$1,055.56	$4.73	$1,000.00	$1,020.40	$4.65	0.92%
Class 3	$1,000.00	$1,054.87	$5.24	$1,000.00	$1,019.90	$5.15	1.02%
SA Multi-Managed Large Cap Value
Class 1	$1,000.00	$1,004.36	$4.11	$1,000.00	$1,020.90	$4.14	0.82%
Class 2	$1,000.00	$1,003.64	$4.86	$1,000.00	$1,020.15	$4.90	0.97%
Class 3	$1,000.00	$1,003.64	$5.36	$1,000.00	$1,019.65	$5.40	1.07%
SA Multi-Managed Mid Cap Growth
Class 1	$1,000.00	$991.77	$4.88	$1,000.00	$1,020.10	$4.95	0.98%
Class 2	$1,000.00	$990.56	$5.62	$1,000.00	$1,019.35	$5.70	1.13%
Class 3	$1,000.00	$990.84	$6.12	$1,000.00	$1,018.85	$6.21	1.23%
SA Multi-Managed Mid Cap Value
Class 1	$1,000.00	$1,002.57	$4.86	$1,000.00	$1,020.15	$4.90	0.97%
Class 2	$1,000.00	$1,001.29	$5.60	$1,000.00	$1,019.40	$5.65	1.12%
Class 3	$1,000.00	$1,001.29	$6.10	$1,000.00	$1,018.90	$6.16	1.22%
SA Multi-Managed Moderate Growth#
Class 1	$1,000.00	$991.25	$5.18	$1,000.00	$1,019.80	$5.25	1.04%
Class 2	$1,000.00	$991.21	$5.92	$1,000.00	$1,019.05	$6.01	1.19%
Class 3	$1,000.00	$989.92	$6.42	$1,000.00	$1,018.55	$6.51	1.29%
SA Multi-Managed Small Cap
Class 1	$1,000.00	$973.24	$4.88	$1,000.00	$1,020.05	$5.00	0.99%
Class 2	$1,000.00	$972.97	$5.62	$1,000.00	$1,019.30	$5.76	1.14%
Class 3	$1,000.00	$972.10	$6.11	$1,000.00	$1,018.80	$6.26	1.24%

3

Seasons Series Trust

EXPENSE EXAMPLE — September 30, 2023 (unaudited) — (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2023	Ending Account Value Using Actual Return at September 30, 2023	Expenses Paid During the Six Months Ended September 30, 2023*	Beginning Account Value at April 1, 2023	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2023	Expenses Paid During the Six Months Ended September 30, 2023*	Annualized Expense Ratio*
SA Putnam Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,028.73	$4.51	$1,000.00	$1,020.55	$4.50	0.89%
Class 2	$1,000.00	$1,027.78	$5.27	$1,000.00	$1,019.80	$5.25	1.04%
Class 3	$1,000.00	$1,026.07	$5.77	$1,000.00	$1,019.30	$5.76	1.14%
SA T. Rowe Price Growth Stock
Class 1	$1,000.00	$1,114.58	$4.81	$1,000.00	$1,020.45	$4.60	0.91%
Class 2	$1,000.00	$1,113.17	$5.60	$1,000.00	$1,019.70	$5.35	1.06%
Class 3	$1,000.00	$1,113.43	$6.13	$1,000.00	$1,019.20	$5.86	1.16%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2023” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2023” and the “Annualized Expense Ratio” would have been lower.

4

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	60.1%
Domestic Equity Investment Companies	31.5
International Equity Investment Companies	8.5
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 60.1%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	790,050	$ 6,881,337
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,189,880	30,782,342
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	261,413	2,770,981
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,001,192	11,233,377
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,368,291	12,519,866
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,254,018	12,126,356
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,124,901	32,380,469
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,387,145	7,157,668
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,523,890	19,338,158
Total Domestic Fixed Income Investment Companies (cost $155,354,383)		135,190,554
Domestic Equity Investment Companies — 31.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	137,697	2,612,120
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	389,486	3,984,442
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	322,035	4,447,298
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	69,787	757,187
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	84,765	1,324,033
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	106,501	1,045,835
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	117,073	2,129,551
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	93,915	4,864,791
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	90,293	1,124,154
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	131,063	1,486,258
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	235,434	4,520,327
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	67,426	1,030,947
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	82,386	1,497,781
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	197,228	1,108,420
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	107,640	1,583,388
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	168,683	5,652,581
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	150,297	2,902,235
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	148,378	$ 2,224,188
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	260,310	5,388,418
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	170,713	5,430,397
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	305,448	5,482,798
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	321,362	4,007,380
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	136,726	2,827,496
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	95,139	1,229,192
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	85,951	931,705
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	45,834	1,274,175
Total Domestic Equity Investment Companies (cost $78,973,993)		70,867,097
International Equity Investment Companies — 8.5%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	667,279	5,371,594
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	40,434	530,083
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	176,253	2,634,989
SunAmerica Series Trust SA International Index Portfolio, Class 1	58,918	698,772
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	111,933	807,036
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	395,529	3,472,741
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	104,788	1,381,107
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	385,617	4,234,073
Total International Equity Investment Companies (cost $20,570,588)		19,130,395
TOTAL INVESTMENTS (cost $254,898,964)(2)	100.1%	225,188,046
Other assets less liabilities	(0.1)	(131,511)
NET ASSETS	100.0%	$225,056,535
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$225,188,046	$—	$—	$225,188,046
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	58.4%
International Equity Investment Companies	21.2
Domestic Fixed Income Investment Companies	20.4
100.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 58.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	496,903	$ 9,426,239
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,221,044	12,491,282
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,320,371	18,234,316
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	217,324	2,357,969
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	388,673	6,071,074
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	397,056	3,899,088
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	296,790	5,398,615
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	324,750	16,822,035
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	256,564	3,194,218
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	382,680	4,339,594
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	723,115	13,883,813
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	206,851	3,162,750
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	214,087	3,892,108
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	629,851	3,539,760
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	370,281	5,446,835
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	461,509	15,465,179
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	599,805	11,582,242
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	502,147	7,527,180
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	787,679	16,304,958
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	712,857	22,675,964
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	851,947	15,292,439
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,136,865	14,176,710
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	236,301	4,886,708
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	293,849	3,796,529
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	258,861	2,806,054
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	164,789	4,581,133
Total Domestic Equity Investment Companies (cost $259,302,839)		231,254,792
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 21.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,734,581	$ 22,013,379
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	284,267	3,726,735
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	781,807	11,688,022
SunAmerica Series Trust SA International Index Portfolio, Class 1	402,048	4,768,289
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	658,066	4,744,657
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,743,359	15,306,691
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	423,457	5,581,168
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,475,369	16,199,548
Total International Equity Investment Companies (cost $90,064,742)		84,028,489
Domestic Fixed Income Investment Companies — 20.4%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	552,946	4,816,162
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,835,324	17,710,876
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	204,443	2,167,096
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	815,191	9,146,443
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	879,954	8,051,577
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	641,161	6,200,020
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,169,742	17,032,476
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	751,179	3,876,084
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	938,842	11,913,908
Total Domestic Fixed Income Investment Companies (cost $91,446,314)		80,914,642
TOTAL INVESTMENTS (cost $440,813,895)(2)	100.0%	396,197,923
Other assets less liabilities	(0.0)	(195,209)
NET ASSETS	100.0%	$396,002,714
#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$396,197,923	$—	$—	$396,197,923
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	48.4%
Domestic Fixed Income Investment Companies	35.2
International Equity Investment Companies	16.4
100.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 48.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	472,339	$ 8,960,275
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,232,057	12,603,944
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,183,561	16,344,976
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	218,340	2,368,993
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	294,271	4,596,516
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	271,782	2,668,903
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	330,600	6,013,619
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	292,038	15,127,566
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	249,466	3,105,856
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	382,385	4,336,241
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	686,406	13,178,988
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	189,702	2,900,547
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	238,902	4,343,236
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	547,345	3,076,081
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	379,842	5,587,473
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	430,182	14,415,385
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	573,643	11,077,049
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	453,202	6,793,495
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	714,848	14,797,347
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	618,746	19,682,316
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	842,727	15,126,944
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,049,127	13,082,607
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	252,988	5,231,793
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	261,692	3,381,063
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	228,892	2,481,187
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	153,383	4,264,048
Total Domestic Equity Investment Companies (cost $234,290,599)		215,546,448
Domestic Fixed Income Investment Companies — 35.2%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	1,055,924	9,197,098
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,774,434	$ 36,423,291
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	339,857	3,602,484
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,530,680	17,174,233
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,676,188	15,337,115
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,115,337	10,785,311
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,279,540	33,594,385
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,519,626	7,841,272
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,769,973	22,460,952
Total Domestic Fixed Income Investment Companies (cost $180,304,683)		156,416,141
International Equity Investment Companies — 16.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,384,023	19,191,386
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	216,117	2,833,300
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	692,552	10,353,648
SunAmerica Series Trust SA International Index Portfolio, Class 1	322,530	3,825,201
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	553,431	3,990,240
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,500,583	13,175,120
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	392,298	5,170,485
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,328,709	14,589,227
Total International Equity Investment Companies (cost $76,802,299)		73,128,607
TOTAL INVESTMENTS (cost $491,397,581)(2)	100.0%	445,091,196
Other assets less liabilities	(0.0)	(216,887)
NET ASSETS	100.0%	$444,874,309
#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$445,091,196	$—	$—	$445,091,196
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	45.1%
Domestic Equity Investment Companies	42.6
International Equity Investment Companies	12.4
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 45.1%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	637,772	$ 5,554,993
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,845,018	27,454,422
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1†	225,823	2,393,726
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	989,247	11,099,349
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,222,615	11,186,927
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,111,674	10,749,890
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,504,200	27,507,969
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	984,182	5,078,377
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,329,207	16,867,641
Total Domestic Fixed Income Investment Companies (cost $135,641,942)		117,893,294
Domestic Equity Investment Companies — 42.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	190,082	3,605,853
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	670,115	6,855,272
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	623,754	8,614,046
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	100,065	1,085,706
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	127,421	1,990,310
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	171,750	1,686,588
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	172,187	3,132,075
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	154,229	7,989,059
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	124,612	1,551,419
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	187,790	2,129,539
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	351,156	6,742,195
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	112,920	1,726,555
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	108,987	1,981,382
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	294,553	1,655,388
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	195,224	2,871,740
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	250,551	8,395,975
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	268,008	5,175,239
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	236,110	$ 3,539,285
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	367,084	7,598,634
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	293,926	9,349,781
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	451,473	8,103,937
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	537,067	6,697,228
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	161,613	3,342,159
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	162,112	2,094,484
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	123,437	1,338,061
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	78,689	2,187,561
Total Domestic Equity Investment Companies (cost $122,439,868)		111,439,471
International Equity Investment Companies — 12.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,162,257	9,356,172
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	73,696	966,158
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	309,460	4,626,425
SunAmerica Series Trust SA International Index Portfolio, Class 1	142,353	1,688,305
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	218,260	1,573,659
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	672,107	5,901,100
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	152,404	2,008,681
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	583,021	6,401,567
Total International Equity Investment Companies (cost $34,519,662)		32,522,067
TOTAL INVESTMENTS (cost $292,601,472)(2)	100.1%	261,854,832
Other assets less liabilities	(0.1)	(145,477)
NET ASSETS	100.0%	$261,709,355
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$261,854,832	$—	$—	$261,854,832
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	71.8%
Short-Term Investments	6.6
Other Asset Backed Securities	6.0
Collateralized Mortgage Obligations	5.3
Foreign Government Obligations	4.0
Banks	2.5
Auto Manufacturers	0.9
Healthcare-Products	0.6
Oil & Gas	0.6
Machinery-Construction & Mining	0.5
Healthcare-Services	0.3
Municipal Securities	0.2
Pharmaceuticals	0.2
Diversified Financial Services	0.2
Electric	0.1
99.8%
Credit Quality†#
Aaa	79.9%
Aa	2.0
A	5.3
Baa	1.2
Not Rated@	11.6
100.0

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.9%
Auto Manufacturers — 0.9%
Honda Motor Co., Ltd.
2.27%, 03/10/2025	$ 2,130,000	$ 2,029,722
Toyota Motor Credit Corp.
2.50%, 03/22/2024	3,213,000	3,165,910
		5,195,632
Banks — 2.5%
Bank of America Corp.
2.88%, 10/22/2030	755,000	629,018
3.46%, 03/15/2025	3,435,000	3,389,141
5.82%, 09/15/2029	325,000	321,011
Citigroup, Inc.
3.07%, 02/24/2028	180,000	163,278
3.52%, 10/27/2028	150,000	135,699
3.98%, 03/20/2030	230,000	206,559
Goldman Sachs Group, Inc.
1.76%, 01/24/2025	640,000	629,858
3.62%, 03/15/2028	244,000	225,133
3.81%, 04/23/2029	174,000	157,998
HSBC Holdings PLC
1.16%, 11/22/2024	1,800,000	1,783,062
JPMorgan Chase & Co.
2.07%, 06/01/2029	1,672,000	1,408,840
2.52%, 04/22/2031	572,000	463,651
4.01%, 04/23/2029	420,000	387,061
5.30%, 07/24/2029	250,000	243,246
5.55%, 12/15/2025	1,385,000	1,375,343
Morgan Stanley
0.79%, 05/30/2025	685,000	657,970
UBS Group AG
4.28%, 01/09/2028*	1,286,000	1,182,388
Wells Fargo & Co.
4.90%, 07/25/2033	465,000	420,825
5.39%, 04/24/2034	310,000	289,821
5.57%, 07/25/2029	416,000	405,846
		14,475,748
Diversified Financial Services — 0.2%
BOC Aviation USA Corp.
1.63%, 04/29/2024*	963,000	938,392
Electric — 0.1%
Sempra
3.30%, 04/01/2025	726,000	697,862
Healthcare-Products — 0.6%
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	4,000,000	3,813,515
Healthcare-Services — 0.3%
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,656,267
Machinery-Construction & Mining — 0.5%
Caterpillar Financial Services Corp.
3.65%, 08/12/2025	2,870,000	2,779,845
Oil & Gas — 0.6%
Exxon Mobil Corp.
2.71%, 03/06/2025	3,670,000	3,534,711
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	$ 1,180,000	$ 1,095,053
Total Corporate Bonds & Notes (cost $35,237,994)		34,187,025
ASSET BACKED SECURITIES — 6.0%
Other Asset Backed Securities — 6.0%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	2,500,000	2,146,875
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL4, Class A 6.80%, (TSFR1M+1.46%), 11/15/2036*	1,082,000	1,071,542
Barings CLO, Ltd. FRS
Series 2018-3A, Class B1 7.04%, (TSFR3M+1.71%), 07/20/2029*	3,000,000	2,989,209
Series 2017-1A, Class C 7.97%, (TSFR3M+2.66%), 07/18/2029*	1,500,000	1,500,012
Bean Creek CLO, Ltd. FRS
Series 2015-1A, Class AR 6.61%, (TSFR3M+1.28%), 04/20/2031*	2,543,917	2,536,079
CLI Funding VI LLC
Series 2020-3A, Class A 2.07%, 10/18/2045*	2,493,085	2,163,991
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	1,914,811
FS Rialto FRS
Series 2019-FL1, Class B 7.35%, (TSFR1M+2.01%), 12/16/2036*	2,000,000	1,979,429
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 6.60%, (TSFR3M+1.29%), 04/15/2031*	2,000,000	1,991,868
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class B 7.93%, (TSFR3M+2.60%), 07/20/2031*	2,000,000	1,982,834
Palmer Square CLO, Ltd. FRS
Series 2014-1A, Class A1R2 6.70%, (TSFR3M+1.39%), 01/17/2031*	2,385,936	2,382,521
Series 2018-2A, Class A2 7.22%, (TSFR3M+1.91%), 07/16/2031*	2,000,000	1,993,144
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 7.07%, (TSFR3M+1.76%), 10/15/2029*	3,053,000	3,015,100
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	588,291	550,860
Stack Infrastructure Issuer LLC
Series 2019-1A, Class A2 4.54%, 02/25/2044*	740,825	733,597
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	1,149,798	1,042,528
Tricon Residential Trust
Series 2022-SFR1, Class D 4.75%, 04/17/2039*	3,000,000	2,757,695
Wellfleet CLO, Ltd.
Series 2022-1A, Class B2 4.78%, 04/15/2034*	1,750,000	1,575,864
Total Asset Backed Securities (cost $35,383,125)		34,327,959

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Commercial and Residential — 4.4%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-1, Class M1 4.50%, 11/25/2048*(1)	$ 1,426,817	$ 1,409,748
BANK VRS
Series 2020-BN29, Class XA 1.44%, 11/15/2053(1)(2)	7,057,269	477,117
Bellemeade Re, Ltd. FRS
Series 2019-3A, Class M1C 7.38%, (1 ML+1.95%), 07/25/2029*	1,790,088	1,795,304
BX Commercial Mtg. Trust VRS
Series 2020-VIV2, Class C 3.66%, 03/09/2044*(1)	1,504,846	1,227,248
CHNGE Mtg. Trust VRS
Series 2023-1, Class A1 7.07%, 03/25/2058*(1)	1,182,218	1,170,489
Commercial Mtg. Trust
Series 2015-CR23, Class ASB 3.26%, 05/10/2048	1,195,538	1,168,797
Credit Suisse Mtg. Capital Certificates FRS
Series 2019-ICE4, Class D 6.98%, (TSFR1M+1.65%), 05/15/2036*	2,992,555	2,972,684
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,703,412
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	2,100,000	2,021,932
Extended Stay America Trust FRS
Series 2021-ESH, Class E 8.30%, (TSFR1M+2.96%), 07/15/2038*	2,346,754	2,299,616
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,609,100
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	250,635	217,945
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(1)	734,232	676,772
Verus Securitization Trust
Series 2020-1, Class A3 2.72%, 01/25/2060*(3)	1,998,297	1,861,881
Verus Securitization Trust VRS
Series 2019-INV2, Class M1 3.50%, 07/25/2059*(1)	3,253,000	2,948,736
		25,560,781
U.S. Government Agency — 0.9%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2018-HRP2, Class M3AS 6.43%, (SOFR30A+1.11%), 02/25/2047*	964,306	964,913
Series 2022-DNA3, Class M1A 7.31%, (SOFR30A+2.00%), 04/25/2042*	1,184,048	1,192,494
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2017-C07, Class 1EB2 6.43%, (SOFR30A+1.11%), 05/25/2030	509,748	509,024
Series 2017-C01, Class 1EB1 6.68%, (SOFR30A+1.36%), 07/25/2029	224,259	224,255
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2017-C02, Class 2ED3 6.78%, (SOFR30A+1.46%), 09/25/2029	$ 730,736	$ 731,392
Series 2022-R03, Class 1M1 7.41%, (SOFR30A+2.10%), 03/25/2042*	646,242	653,798
Series 2019-R03, Class 1M2 7.58%, (SOFR30A+2.26%), 09/25/2031*	1,316	1,316
Series 2022-R06, Class 1M1 8.06%, (SOFR30A+2.75%), 05/25/2042*	625,682	641,349
		4,918,541
Total Collateralized Mortgage Obligations (cost $31,811,504)		30,479,322
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 71.8%
U.S. Government — 54.2%
United States Treasury Bonds
1.75%, 01/15/2028(4)	729,540	708,537
United States Treasury Bonds TIPS
0.13%, 02/15/2051 to 02/15/2052(4)	8,094,264	4,443,043
0.25%, 02/15/2050(4)	6,894,663	4,056,203
0.63%, 02/15/2043(4)	13,295,200	9,658,755
0.75%, 02/15/2042 to 02/15/2045(4)	35,959,362	26,724,271
0.88%, 02/15/2047(4)	13,967,068	10,177,683
1.00%, 02/15/2046 to 02/15/2049(4)	24,456,906	18,379,685
1.38%, 07/15/2033(4)	4,529,115	4,187,397
2.13%, 02/15/2041(4)	13,190,499	12,753,821
2.50%, 01/15/2029(4)	3,345,742	3,367,960
United States Treasury Notes TIPS
0.13%, 10/15/2024 to 01/15/2032(4)	78,423,683	69,627,543
0.13%, 10/15/2026(4)(5)(6)	44,185,490	41,087,328
0.25%, 07/15/2029(4)	14,220,381	12,667,943
0.38%, 01/15/2027(4)	2,530,820	2,353,984
0.50%, 04/15/2024 to 01/15/2028(4)	14,628,426	13,868,654
0.63%, 07/15/2032(4)	5,418,057	4,720,430
0.75%, 07/15/2028(4)	13,041,888	12,135,070
0.88%, 01/15/2029(4)	39,289,049	36,450,185
1.13%, 01/15/2033(4)	24,063,686	21,729,697
1.25%, 04/15/2028(4)	3,362,964	3,197,213
		312,295,402
U.S. Government Agency — 17.6%
Federal Home Loan Bank
4.63%, 06/06/2025	8,200,000	8,132,493
Federal Home Loan Mtg. Corp.
2.50%, 10/01/2051	3,031,813	2,412,915
3.50%, 08/01/2052	2,949,003	2,537,524
4.50%, 10/01/2052	2,751,916	2,527,844
6.25%, 07/15/2032	18,600,000	20,579,053
Federal National Mtg. Assoc.
2.50%, 01/01/2052	11,807,405	9,434,832
4.00%, 09/01/2052	14,603,268	13,025,851
5.50%, 01/01/2053	5,908,472	5,715,368
6.00%, 01/01/2053	5,987,173	5,917,139
6.63%, 11/15/2030	23,350,000	25,847,150
Government National Mtg. Assoc.
5.50%, 12/20/2052	2,660,047	2,585,069
Tennessee Valley Authority
3.88%, 03/15/2028	2,525,000	2,437,000
		101,152,238
Total U.S. Government & Agency Obligations (cost $494,448,209)		413,447,640

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 4.0%
Sovereign — 4.0%
Government of Canada
3.00%, 04/01/2026	CAD	8,250,000	$ 5,841,358
3.50%, 03/01/2028	CAD	11,500,000	8,190,506
3.75%, 05/01/2025	CAD	12,500,000	9,036,260
Total Foreign Government Obligations (cost $23,683,405)			23,068,124
MUNICIPAL SECURITIES — 0.2%
University of California Revenue Bonds
1.32%, 05/15/2027 (cost $1,422,944)		$ 1,570,000	1,382,348
Total Long-Term Investment Securities (cost $621,987,181)			536,892,418
SHORT-TERM INVESTMENTS — 6.6%
Unaffiliated Investment Companies — 6.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%(7) (cost $37,895,581)		37,895,581	37,895,581
TOTAL INVESTMENTS (cost $659,882,762)(8)		99.8%	574,787,999
Other assets less liabilities		0.2	1,142,291
NET ASSETS		100.0%	$575,930,290
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Protection Portfolio has no right to demand registration of these securities. At September 30, 2023, the aggregate value of these securities was $62,770,331 representing 10.9% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2023.
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of September 30, 2023.
(8)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 396	$ (74,785)	$ (74,389)
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	556	(388,780)	(388,224)
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	556	(394,929)	(394,373)
Centrally Cleared	25,000,000	USD	Fixed 3.710	12-Month USA CPI	Maturity	Maturity	Mar 2027	455	(452,119)	(451,664)
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	515	(37,281)	(36,766)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	606	(26,446)	(25,840)
Centrally Cleared	25,000,000	USD	Fixed 3.990	12-Month USA CPI	Maturity	Maturity	Jun 2024	219	(81,512)	(81,293)
Centrally Cleared	10,000,000	USD	Fixed 2.875	12-Month USA CPI	Maturity	Maturity	Dec 2023	87	65,667	65,754
Centrally Cleared	10,000,000	USD	Fixed 2.310	12-Month USA CPI	Maturity	Maturity	Jan 2026	216	94,458	94,674
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	500	114,724	115,224
Centrally Cleared	10,000,000	USD	Fixed 2.438	12-Month USA CPI	Maturity	Maturity	Feb 2030	526	121,766	122,292
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	509	20,090	20,599
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	510	33,599	34,109
Centrally Cleared	8,000,000	USD	Fixed 2.663	12-Month USA CPI	Maturity	Maturity	Aug 2030	552	(29,630)	(29,078)
Centrally Cleared	5,800,000	USD	Fixed 2.650	12-Month USA CPI	Maturity	Maturity	Aug 2033	554	(7,069)	(6,515)
								$6,757	$(1,042,247)	$(1,035,490)
CPI—Consumer Price Index
USD—United States Dollar

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
195	Long	U.S. Treasury 10 Year Notes	December 2023	$21,467,738	$21,072,188	$ (395,550)
336	Long	U.S. Treasury 2 Year Notes	December 2023	68,251,265	68,110,875	(140,390)
277	Long	U.S. Treasury 5 Year Notes	December 2023	29,398,700	29,184,547	(214,153)
163	Long	U.S. Treasury Ultra 10 Year Notes	December 2023	18,747,865	18,184,688	(563,177)
3	Long	U.S. Treasury Ultra Bonds	December 2023	384,232	356,062	(28,170)
						$(1,341,440)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co., Inc.	CAD	31,175,505	USD	22,986,462	12/15/2023	$8,127	$—
CAD—Canadian Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 34,187,025	$—	$ 34,187,025
Asset Backed Securities	—	34,327,959	—	34,327,959
Collateralized Mortgage Obligations	—	30,479,322	—	30,479,322
U.S. Government & Agency Obligations	—	413,447,640	—	413,447,640
Foreign Government Obligations	—	23,068,124	—	23,068,124
Municipal Securities	—	1,382,348	—	1,382,348
Short-Term Investments	37,895,581	—	—	37,895,581
Total Investments at Value	$37,895,581	$536,892,418	$—	$574,787,999
Other Financial Instruments:†
Swaps	$ —	$ 450,304	$—	$ 450,304
Forward Foreign Currency Contracts	—	8,127	—	8,127
Total Other Financial Instruments	$ —	$ 458,431	$—	$ 458,431
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 1,492,551	$—	$ 1,492,551
Futures Contracts	1,341,440	—	—	1,341,440
Total Other Financial Instruments	$ 1,341,440	$ 1,492,551	$—	$ 2,833,991
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Banks	12.9%
Telecommunications	10.6
Electric	10.1
Mining	6.2
Oil & Gas	6.1
Pharmaceuticals	6.0
Semiconductors	5.6
Healthcare-Services	5.2
Retail	3.7
Oil & Gas Services	3.1
Agriculture	3.1
Insurance	3.1
Pipelines	3.0
Internet	3.0
Repurchase Agreements	2.6
Software	2.6
Chemicals	2.5
Healthcare-Products	2.4
Airlines	2.3
Aerospace/Defense	2.1
Machinery-Construction & Mining	1.6
Transportation	1.6
99.4%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.6%
Aerospace/Defense — 2.1%
RTX Corp.	84,494	$ 6,081,033
Agriculture — 3.1%
Philip Morris International, Inc.	98,413	9,111,076
Airlines — 2.3%
Southwest Airlines Co.	250,364	6,777,354
Banks — 12.9%
Bank of America Corp.	239,238	6,550,336
Citigroup, Inc.	154,386	6,349,896
JPMorgan Chase & Co.	65,749	9,534,920
Morgan Stanley	67,338	5,499,495
Wells Fargo & Co.	244,844	10,004,326
		37,938,973
Chemicals — 2.5%
FMC Corp.	110,296	7,386,523
Electric — 10.1%
AES Corp.	455,769	6,927,689
FirstEnergy Corp.	306,305	10,469,505
PG&E Corp.†	776,298	12,521,686
		29,918,880
Healthcare-Products — 2.4%
Baxter International, Inc.	190,200	7,178,148
Healthcare-Services — 5.2%
Centene Corp.†	112,754	7,766,495
Humana, Inc.	15,426	7,505,058
		15,271,553
Insurance — 3.1%
MetLife, Inc.	143,341	9,017,582
Internet — 3.0%
Alphabet, Inc., Class A†	67,819	8,874,794
Machinery-Construction & Mining — 1.6%
Caterpillar, Inc.	17,261	4,712,253
Mining — 6.2%
Barrick Gold Corp.	539,387	7,848,081
Freeport-McMoRan, Inc.	279,098	10,407,564
		18,255,645
Oil & Gas — 6.1%
Chevron Corp.	44,702	7,537,651
Marathon Petroleum Corp.	69,533	10,523,124
		18,060,775
Oil & Gas Services — 3.1%
TechnipFMC PLC	450,055	9,154,119
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	126,580	7,346,703
Cigna Group	36,710	10,501,630
		17,848,333
Security Description	Shares or Principal Amount	Value

Pipelines — 3.0%
Williams Cos., Inc.	264,986	$ 8,927,378
Retail — 3.5%
Lowe's Cos., Inc.	48,116	10,000,429
Qurate Retail, Inc., Series A†	497,022	301,494
		10,301,923
Semiconductors — 5.6%
Applied Materials, Inc.	54,056	7,484,053
QUALCOMM, Inc.	80,093	8,895,129
		16,379,182
Software — 2.6%
Teradata Corp.†	171,833	7,735,922
Telecommunications — 10.6%
Cisco Systems, Inc.	174,856	9,400,258
Corning, Inc.	338,487	10,313,699
Verizon Communications, Inc.	359,619	11,655,252
		31,369,209
Transportation — 1.6%
CSX Corp.	153,216	4,711,392
Total Common Stocks (cost $238,441,949)		285,012,047
PREFERRED STOCKS — 0.2%
Retail — 0.2%
Qurate Retail, Inc. 8.00% (cost $2,452,452)	15,006	429,922
Total Long-Term Investment Securities (cost $240,894,401)		285,441,969
REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 09/29/2023, to be repurchased 10/02/2023 in the amount of $7,796,116 and collateralized by $8,835,400 of United States Treasury Notes, bearing interest at 0.75% due 05/31/2026 and having an approximate value of $7,950,989 (cost $7,795,077)	$7,795,077	7,795,077
TOTAL INVESTMENTS (cost $248,689,478)(1)	99.4%	293,237,046
Other assets less liabilities	0.6	1,800,163
NET ASSETS	100.0%	$295,037,209
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$285,012,047	$ —	$—	$285,012,047
Preferred Stocks	429,922	—	—	429,922
Repurchase Agreements	—	7,795,077	—	7,795,077
Total Investments at Value	$285,441,969	$7,795,077	$—	$293,237,046
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	69.0%
Collateralized Mortgage Obligations	9.3
Banks	7.0
Other Asset Backed Securities	4.9
Electric	4.8
Oil & Gas	1.7
Auto Loan Receivables	1.5
Media	1.4
Foreign Government Obligations	1.4
Pipelines	1.4
Telecommunications	1.1
REITS	1.0
Insurance	0.9
Diversified Financial Services	0.8
Software	0.8
Healthcare-Services	0.7
Repurchase Agreements	0.6
Commercial Services	0.6
Agriculture	0.6
Gas	0.6
Semiconductors	0.5
Mining	0.5
Municipal Securities	0.5
Biotechnology	0.5
Trucking & Leasing	0.5
Pharmaceuticals	0.4
Internet	0.4
Aerospace/Defense	0.3
Food	0.3
Chemicals	0.3
Environmental Control	0.3
Packaging & Containers	0.3
Retail	0.3
Healthcare-Products	0.3
Hand/Machine Tools	0.3
Entertainment	0.3
Computers	0.2
Building Materials	0.2
Machinery-Diversified	0.2
Energy-Alternate Sources	0.2
Credit Card Receivables	0.1
Engineering & Construction	0.1
Auto Manufacturers	0.1
Cosmetics/Personal Care	0.1
Home Equity	0.1
Office/Business Equipment	0.1
Beverages	0.1
Iron/Steel	0.1
Transportation	0.1
Short-Term Investments	0.1
Electronics	0.1
Advertising	0.1
Lodging	0.1
Distribution/Wholesale	0.1
118.3%
Credit Quality†#
Aaa	64.6%
Aa	0.9
A	7.7
Baa	14.7
Ba	2.9
B	0.7
Caa	0.3

Ca	0.1
Not Rated@	8.1
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.8%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 585,000	$ 476,401
Aerospace/Defense — 0.3%
Boeing Co.
3.38%, 06/15/2046	52,000	33,135
5.04%, 05/01/2027	695,000	678,571
5.15%, 05/01/2030	521,000	497,815
5.93%, 05/01/2060	104,000	93,383
L3Harris Technologies, Inc.
5.40%, 07/31/2033	90,000	86,514
5.60%, 07/31/2053	20,000	18,703
Lockheed Martin Corp.
4.45%, 05/15/2028	64,000	61,940
Northrop Grumman Corp.
4.95%, 03/15/2053	40,000	35,121
5.15%, 05/01/2040	500,000	456,467
Raytheon Technologies Corp.
5.38%, 02/27/2053	77,000	69,684
RTX Corp.
5.15%, 02/27/2033	320,000	303,029
		2,334,362
Agriculture — 0.6%
BAT Capital Corp.
6.34%, 08/02/2030	275,000	270,868
Philip Morris International, Inc.
4.88%, 02/15/2028	460,000	445,637
5.13%, 11/17/2027 to 02/15/2030	1,035,000	1,005,403
5.38%, 02/15/2033	1,490,000	1,412,277
5.63%, 11/17/2029 to 09/07/2033	820,000	796,915
Reynolds American, Inc.
5.70%, 08/15/2035	90,000	80,522
		4,011,622
Airlines — 0.0%
American Airlines, Inc.
7.25%, 02/15/2028*	32,000	30,595
11.75%, 07/15/2025*	40,000	43,000
British Airways Pass Through Trust
2.90%, 09/15/2036*	93,049	77,037
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
5.75%, 01/20/2026*	35,000	31,495
United Airlines, Inc.
4.63%, 04/15/2029*	54,000	46,415
		228,542
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	151,000	145,224
Auto Manufacturers — 0.1%
Ford Motor Co.
3.25%, 02/12/2032	130,000	100,186
4.75%, 01/15/2043	33,000	24,088
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	270,000	225,503
General Motors Co.
5.40%, 10/15/2029	64,000	61,001
General Motors Financial Co., Inc.
2.70%, 06/10/2031	63,000	48,218
2.75%, 06/20/2025	69,000	64,956
5.80%, 06/23/2028	59,000	57,639
Security Description		Shares or Principal Amount	Value

Auto Manufacturers (continued)
Hyundai Capital America
5.80%, 06/26/2025*		$ 41,000	$ 40,827
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028*		150,000	145,310
5.10%, 08/03/2028*		150,000	146,897
PACCAR Financial Corp.
5.05%, 08/10/2026		40,000	39,807
			954,432
Banks — 7.0%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	217,683
Banca Transilvania SA
8.88%, 04/27/2027	EUR	300,000	328,149
Banco Santander SA
5.59%, 08/08/2028		200,000	195,648
Bank of America Corp.
0.98%, 09/25/2025		145,000	137,335
1.90%, 07/23/2031		125,000	94,982
1.92%, 10/24/2031		260,000	196,153
2.30%, 07/21/2032		1,800,000	1,363,914
2.46%, 10/22/2025		299,000	287,142
2.57%, 10/20/2032		900,000	691,553
2.69%, 04/22/2032		1,120,000	880,254
3.31%, 04/22/2042		96,000	66,821
3.85%, 03/08/2037		172,000	139,897
3.97%, 02/07/2030		63,000	56,580
4.08%, 04/23/2040		135,000	107,065
4.18%, 11/25/2027		58,000	53,917
4.38%, 04/27/2028		510,000	481,570
4.57%, 04/27/2033		40,000	35,513
4.95%, 07/22/2028		350,000	336,302
5.20%, 04/25/2029		625,000	602,065
5.93%, 09/15/2027		1,340,000	1,330,040
6.11%, 01/29/2037		119,000	117,350
Bank of Nova Scotia
4.59%, 05/04/2037		136,000	113,349
BankUnited, Inc.
4.88%, 11/17/2025		146,000	136,726
5.13%, 06/11/2030		263,000	221,413
Barclays PLC
3.56%, 09/23/2035		208,000	160,599
6.22%, 05/09/2034		680,000	644,157
6.49%, 09/13/2029		250,000	247,956
7.12%, 06/27/2034		700,000	674,193
7.39%, 11/02/2028		265,000	271,880
BNP Paribas SA
1.68%, 06/30/2027*		200,000	177,143
2.16%, 09/15/2029*		235,000	193,763
5.13%, 01/13/2029*		545,000	526,187
Citibank NA
5.80%, 09/29/2028		500,000	500,071
Citigroup, Inc.
1.28%, 11/03/2025		430,000	406,118
2.57%, 06/03/2031		32,000	25,517
2.90%, 11/03/2042		28,000	17,911
3.67%, 07/24/2028		34,000	31,189
4.45%, 09/29/2027		165,000	154,910
5.61%, 09/29/2026		95,000	94,034
5.88%, 02/22/2033		119,000	114,331
6.00%, 10/31/2033		308,000	298,530
6.17%, 05/25/2034		35,000	33,447

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Citizens Financial Group, Inc.
2.64%, 09/30/2032	$ 275,000	$ 191,887
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	286,000	258,598
Credit Agricole SA
6.32%, 10/03/2029*	340,000	340,039
Danske Bank A/S
0.98%, 09/10/2025*	200,000	189,573
1.62%, 09/11/2026*	340,000	309,718
Deutsche Bank AG
2.13%, 11/24/2026	170,000	153,740
2.31%, 11/16/2027	1,015,000	883,846
3.74%, 01/07/2033	200,000	143,519
7.08%, 02/10/2034	200,000	180,748
Fifth Third Bancorp
6.34%, 07/27/2029	17,000	16,794
First Horizon Bank
5.75%, 05/01/2030	250,000	223,769
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	126,000	110,325
1.99%, 01/27/2032	210,000	157,421
2.38%, 07/21/2032	1,306,000	994,635
2.62%, 04/22/2032	1,530,000	1,195,047
3.21%, 04/22/2042	80,000	54,232
4.22%, 05/01/2029	79,000	73,077
4.41%, 04/23/2039	210,000	172,844
4.48%, 08/23/2028	655,000	619,965
5.70%, 11/01/2024	79,000	78,698
6.75%, 10/01/2037	206,000	208,605
HSBC Holdings PLC
2.21%, 08/17/2029	420,000	346,177
2.25%, 11/22/2027	200,000	176,545
5.21%, 08/11/2028	625,000	601,730
5.40%, 08/11/2033	1,055,000	972,198
5.89%, 08/14/2027	770,000	760,606
6.16%, 03/09/2029	350,000	346,480
6.33%, 03/09/2044	495,000	475,298
6.55%, 06/20/2034	1,290,000	1,223,392
8.11%, 11/03/2033	200,000	210,327
Huntington Bancshares, Inc.
2.55%, 02/04/2030	28,000	22,114
6.21%, 08/21/2029	140,000	136,955
Huntington National Bank
5.65%, 01/10/2030	250,000	235,585
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	215,000	133,317
6.63%, 06/20/2033*	795,000	747,085
JPMorgan Chase & Co.
2.01%, 03/13/2026	220,000	207,168
2.07%, 06/01/2029	199,000	167,679
2.53%, 11/19/2041	322,000	202,251
2.55%, 11/08/2032	1,068,000	826,519
3.51%, 01/23/2029	1,230,000	1,115,680
3.54%, 05/01/2028	148,000	136,085
3.70%, 05/06/2030	300,000	267,564
3.96%, 01/29/2027	495,000	473,141
4.85%, 07/25/2028	325,000	313,289
4.91%, 07/25/2033	37,000	34,042
5.30%, 07/24/2029	730,000	710,277
6.13%, 04/30/2024(1)	124,000	122,664
M&T Bank Corp.
5.05%, 01/27/2034	715,000	618,304
Security Description		Shares or Principal Amount	Value

Banks (continued)
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028		$ 576,000	$ 531,966
mBank SA
0.97%, 09/21/2027	EUR	200,000	172,078
Mitsubishi UFJ Financial Group, Inc.
4.79%, 07/18/2025		200,000	197,671
Mizuho Financial Group, Inc.
5.78%, 07/06/2029		200,000	197,222
Morgan Stanley
1.16%, 10/21/2025		59,000	55,694
1.51%, 07/20/2027		164,000	144,909
1.79%, 02/13/2032		1,055,000	781,278
1.93%, 04/28/2032		410,000	304,548
2.24%, 07/21/2032		700,000	527,580
2.48%, 01/21/2028		460,000	410,145
2.48%, 09/16/2036		17,000	12,349
2.51%, 10/20/2032		220,000	168,248
2.70%, 01/22/2031		820,000	670,441
3.22%, 04/22/2042		94,000	64,766
3.62%, 04/01/2031		31,000	26,706
4.68%, 07/17/2026		35,000	34,096
5.16%, 04/20/2029		1,015,000	976,486
5.30%, 04/20/2037		102,000	90,884
5.45%, 07/20/2029		220,000	214,383
Morgan Stanley VRS
3.59%, 07/22/2028(2)		242,000	220,796
NatWest Group PLC
3.03%, 11/28/2035		200,000	150,524
OTP Bank Nyrt
7.35%, 03/04/2026	EUR	350,000	375,950
7.50%, 05/25/2027		200,000	200,678
Regions Financial Corp.
7.38%, 12/10/2037		150,000	153,432
Signature Bank
4.00%, 10/15/2030		166,000	4,150
Societe Generale SA
6.22%, 06/15/2033*		1,055,000	955,421
Standard Chartered PLC
6.30%, 07/06/2034*		435,000	419,623
7.77%, 11/16/2028*		480,000	502,987
Swedbank AB
1.54%, 11/16/2026*		254,000	223,167
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031		128,000	106,254
Truist Financial Corp.
4.92%, 07/28/2033		63,000	53,444
UBS Group AG
1.49%, 08/10/2027*		200,000	174,572
2.75%, 02/11/2033*		215,000	162,549
3.09%, 05/14/2032*		250,000	197,462
4.28%, 01/09/2028*		945,000	868,862
4.75%, 05/12/2028*		350,000	330,699
6.25%, 09/22/2029*		380,000	376,013
6.44%, 08/11/2028*		370,000	369,682
6.54%, 08/12/2033*		725,000	716,527
US Bancorp
2.22%, 01/27/2028		32,000	28,230
2.49%, 11/03/2036		288,000	202,895
Valley National Bancorp
3.00%, 06/15/2031		171,000	137,094
Wells Fargo & Co.
2.39%, 06/02/2028		42,000	36,833
3.00%, 10/23/2026		935,000	858,697

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
3.07%, 04/30/2041	$ 74,000	$ 49,717
3.35%, 03/02/2033	1,020,000	824,510
3.91%, 04/25/2026	340,000	327,608
4.30%, 07/22/2027	334,000	314,741
4.81%, 07/25/2028	180,000	171,769
4.90%, 07/25/2033	908,000	821,740
5.39%, 04/24/2034	260,000	243,076
5.57%, 07/25/2029	990,000	965,836
5.61%, 01/15/2044	55,000	48,772
Zions Bancorp NA
3.25%, 10/29/2029	250,000	194,044
		48,272,713
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	134,000	116,787
Bacardi, Ltd./Bacardi-Martini BV
5.25%, 01/15/2029*	100,000	96,728
5.40%, 06/15/2033*	415,000	388,866
Brown-Forman Corp.
4.75%, 04/15/2033	44,000	41,820
Constellation Brands, Inc.
4.35%, 05/09/2027	37,000	35,405
PepsiCo, Inc.
3.60%, 02/18/2028	48,000	45,418
3.90%, 07/18/2032	54,000	49,205
4.00%, 03/05/2042	24,000	19,413
		793,642
Biotechnology — 0.5%
Amgen, Inc.
2.80%, 08/15/2041	108,000	70,058
3.15%, 02/21/2040	41,000	28,935
4.40%, 05/01/2045	24,000	19,017
5.25%, 03/02/2030 to 03/02/2033	1,115,000	1,068,522
5.65%, 03/02/2053	72,000	67,386
5.75%, 03/02/2063	172,000	158,667
CSL Finance PLC
4.05%, 04/27/2029*	560,000	522,356
4.75%, 04/27/2052*	44,000	37,234
Gilead Sciences, Inc.
5.55%, 10/15/2053	43,000	41,342
Regeneron Pharmaceuticals, Inc.
2.80%, 09/15/2050	52,000	30,013
Royalty Pharma PLC
2.15%, 09/02/2031	691,000	517,092
2.20%, 09/02/2030	895,000	694,809
3.35%, 09/02/2051	285,000	164,917
		3,420,348
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	664,247
Carrier Global Corp.
3.38%, 04/05/2040	94,000	67,233
Lennox International, Inc.
5.50%, 09/15/2028	60,000	58,886
PGT Innovations, Inc.
4.38%, 10/01/2029*	18,000	16,597
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	20,098
4.38%, 07/15/2030*	710,000	588,021
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	$ 29,000	$ 28,039
		1,443,121
Chemicals — 0.3%
Albemarle Corp.
5.65%, 06/01/2052	16,000	13,366
Celanese US Holdings LLC
6.17%, 07/15/2027	765,000	754,343
6.33%, 07/15/2029	370,000	362,678
6.55%, 11/15/2030	460,000	450,170
CF Industries, Inc.
5.38%, 03/15/2044	97,000	82,906
Eastman Chemical Co.
5.75%, 03/08/2033	66,000	63,062
Ecolab, Inc.
2.70%, 12/15/2051	95,000	55,504
5.25%, 01/15/2028	60,000	59,892
FMC Corp.
5.15%, 05/18/2026	15,000	14,573
Methanex Corp.
5.13%, 10/15/2027	25,000	23,062
Minerals Technologies, Inc.
5.00%, 07/01/2028*	36,000	33,019
Nutrien, Ltd.
5.80%, 03/27/2053	50,000	45,928
5.95%, 11/07/2025	45,000	45,048
RPM International, Inc.
2.95%, 01/15/2032	35,000	27,227
4.55%, 03/01/2029	79,000	73,174
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	36,000	18,781
Westlake Corp.
3.38%, 08/15/2061	84,000	46,442
		2,169,175
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	16,000	16,045
Commercial Services — 0.6%
Ashtead Capital, Inc.
4.38%, 08/15/2027*	1,000,000	929,438
5.50%, 08/11/2032*	400,000	369,580
5.55%, 05/30/2033*	200,000	185,547
5.95%, 10/15/2033*	200,000	189,871
Deluxe Corp.
8.00%, 06/01/2029*	40,000	32,998
Ford Foundation
2.82%, 06/01/2070	80,000	43,957
Garda World Security Corp.
6.00%, 06/01/2029*	40,000	32,716
9.50%, 11/01/2027*	15,000	14,342
Howard University
2.29%, 10/01/2026	100,000	89,894
2.70%, 10/01/2029	250,000	210,602
2.80%, 10/01/2030	100,000	82,844
2.90%, 10/01/2031	100,000	81,183
3.48%, 10/01/2041	95,000	65,022
Korn Ferry
4.63%, 12/15/2027*	19,000	17,480
Metis Merger Sub LLC
6.50%, 05/15/2029*	22,000	18,584

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	$ 25,000	$ 23,123
PROG Holdings, Inc.
6.00%, 11/15/2029*	29,000	25,302
Quanta Services, Inc.
2.90%, 10/01/2030	62,000	50,570
3.05%, 10/01/2041	55,000	34,651
S&P Global, Inc.
2.70%, 03/01/2029	88,000	76,941
5.25%, 09/15/2033*	15,000	14,621
Service Corp. International
3.38%, 08/15/2030	560,000	451,360
5.13%, 06/01/2029	724,000	669,338
Sotheby's
7.38%, 10/15/2027*	85,000	78,236
TriNet Group, Inc.
3.50%, 03/01/2029*	28,000	23,581
Triton Container International, Ltd.
2.05%, 04/15/2026*	211,000	187,979
3.15%, 06/15/2031*	138,000	104,032
Upbound Group, Inc.
6.38%, 02/15/2029*	40,000	35,500
		4,139,292
Computers — 0.2%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	45,000	38,011
Apple, Inc.
1.40%, 08/05/2028	152,000	128,771
2.65%, 05/11/2050	62,000	37,971
2.70%, 08/05/2051	37,000	22,530
3.95%, 08/08/2052	53,000	41,565
4.10%, 08/08/2062	44,000	33,840
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	762,000	682,676
5.95%, 08/04/2033	19,000	18,536
Dell International LLC/EMC Corp.
3.38%, 12/15/2041*	104,000	69,787
8.10%, 07/15/2036	69,000	77,190
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	116,000	105,348
5.25%, 07/01/2028	111,000	108,363
Leidos, Inc.
4.38%, 05/15/2030	79,000	70,722
5.75%, 03/15/2033	47,000	45,043
McAfee Corp.
7.38%, 02/15/2030*	55,000	46,046
NCR Atleos Escrow Corp.
9.50%, 04/01/2029*	15,000	14,508
NCR Corp.
5.13%, 04/15/2029*	26,000	22,908
Seagate HDD Cayman
4.09%, 06/01/2029	20,000	17,253
		1,581,068
Cosmetics/Personal Care — 0.1%
Coty, Inc.
5.00%, 04/15/2026*	25,000	24,016
Edgewell Personal Care Co.
4.13%, 04/01/2029*	46,000	39,100
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	60,000	57,790
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Haleon US Capital LLC
3.63%, 03/24/2032	$ 500,000	$ 428,826
Kenvue, Inc.
4.90%, 03/22/2033*	70,000	66,899
5.05%, 03/22/2053*	130,000	118,082
Procter & Gamble Co.
3.95%, 01/26/2028	93,000	89,966
Unilever Capital Corp.
5.00%, 12/08/2033	100,000	96,841
		921,520
Distribution/Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/2028*	365,000	356,574
Windsor Holdings III LLC
8.50%, 06/15/2030*	21,000	20,717
		377,291
Diversified Financial Services — 0.8%
AG Issuer LLC
6.25%, 03/01/2028*	35,000	32,686
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	35,000	30,986
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	24,000	23,580
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	39,000	37,798
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	27,741
Capital One Financial Corp.
1.88%, 11/02/2027	1,485,000	1,292,317
3.27%, 03/01/2030	230,000	192,395
5.25%, 07/26/2030	445,000	412,522
5.47%, 02/01/2029	130,000	123,747
5.82%, 02/01/2034	470,000	423,564
6.31%, 06/08/2029	165,000	161,254
6.38%, 06/08/2034	305,000	287,833
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	40,000	29,600
Curo Group Holdings Corp.
7.50%, 08/01/2028*	31,000	7,285
Enact Holdings, Inc.
6.50%, 08/15/2025*	37,000	36,442
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	61,000	59,802
goeasy, Ltd.
4.38%, 05/01/2026*	13,000	11,896
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	210,000	197,469
4.95%, 06/15/2052	81,000	70,280
5.20%, 06/15/2062	60,000	52,475
Jefferies Financial Group, Inc.
5.88%, 07/21/2028	72,000	70,462
LFS Topco LLC
5.88%, 10/15/2026*	24,000	20,559
Nasdaq, Inc.
5.35%, 06/28/2028	260,000	255,250
5.55%, 02/15/2034	435,000	415,187
5.95%, 08/15/2053	24,000	22,418
6.10%, 06/28/2063	29,000	26,970
NFP Corp.
4.88%, 08/15/2028*	17,000	14,966
8.50%, 10/01/2031*	22,000	22,033

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Synchrony Financial
2.88%, 10/28/2031	$ 380,000	$ 269,233
4.50%, 07/23/2025	391,000	372,329
7.25%, 02/02/2033	590,000	520,741
USAA Capital Corp.
3.38%, 05/01/2025*	150,000	144,541
		5,666,361
Electric — 4.8%
AES Corp.
2.45%, 01/15/2031	133,000	102,286
3.30%, 07/15/2025*	530,000	502,003
5.45%, 06/01/2028	58,000	55,988
Alabama Power Co.
3.45%, 10/01/2049	520,000	345,569
4.15%, 08/15/2044	445,000	342,233
American Electric Power Co., Inc.
5.63%, 03/01/2033	82,000	79,348
5.70%, 08/15/2025	70,000	69,641
Arizona Public Service Co.
5.55%, 08/01/2033	225,000	218,109
Avangrid, Inc.
3.20%, 04/15/2025	182,000	173,989
Baltimore Gas and Electric Co.
5.40%, 06/01/2053	47,000	43,192
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	415,000	324,146
Calpine Corp.
3.75%, 03/01/2031*	48,000	38,670
5.00%, 02/01/2031*	31,000	25,066
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	595,000	497,015
4.97%, 05/01/2046	35,000	26,286
CMS Energy Corp.
3.75%, 12/01/2050	57,000	42,810
4.75%, 06/01/2050	75,000	63,980
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	306,859
3.95%, 04/01/2050	68,000	50,230
4.45%, 03/15/2044	36,000	28,802
Constellation Energy Generation LLC
6.50%, 10/01/2053	35,000	35,082
Dominion Energy, Inc.
3.38%, 04/01/2030	93,000	80,002
5.38%, 11/15/2032	2,007,000	1,916,114
5.75%, 10/01/2054	80,000	77,429
6.30%, 03/15/2033	35,000	35,540
DTE Electric Co.
3.95%, 03/01/2049	105,000	78,003
DTE Energy Co.
4.88%, 06/01/2028	86,000	83,114
Duke Energy Carolinas LLC
3.55%, 03/15/2052	33,000	22,537
4.00%, 09/30/2042	145,000	111,152
5.40%, 01/15/2054	23,000	21,247
6.00%, 01/15/2038	40,000	39,672
6.10%, 06/01/2037	10,000	9,922
Duke Energy Corp.
2.55%, 06/15/2031	1,475,000	1,169,532
4.50%, 08/15/2032	535,000	481,263
5.00%, 08/15/2052	180,000	149,628
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Florida LLC
5.95%, 11/15/2052	$ 34,000	$ 33,393
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	386,534
4.90%, 07/15/2043	135,000	115,853
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	24,000	22,636
Duke Energy Progress LLC
4.00%, 04/01/2052	185,000	134,582
4.15%, 12/01/2044	900,000	689,692
Edison International
5.25%, 11/15/2028	305,000	293,453
6.95%, 11/15/2029	635,000	654,882
Emera US Finance LP
4.75%, 06/15/2046	106,000	78,199
Emera, Inc.
6.75%, 06/15/2076	425,000	407,985
Enel Finance International NV
5.00%, 06/15/2032*	525,000	474,956
Entergy Mississippi LLC
3.50%, 06/01/2051	46,000	30,169
Entergy Texas, Inc.
4.50%, 03/30/2039	121,000	100,538
5.00%, 09/15/2052	26,000	22,053
Evergy, Inc.
2.90%, 09/15/2029	745,000	636,307
Eversource Energy
5.13%, 05/15/2033	365,000	339,494
5.45%, 03/01/2028	195,000	192,741
Exelon Corp.
5.60%, 03/15/2053	36,000	32,747
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	106,000	82,985
Florida Power & Light Co.
5.10%, 04/01/2033	210,000	203,153
Georgia Power Co.
3.25%, 03/15/2051	106,000	67,162
4.30%, 03/15/2042	300,000	239,987
4.70%, 05/15/2032	270,000	250,158
4.75%, 09/01/2040	195,000	165,650
Indiana Michigan Power Co.
5.63%, 04/01/2053	27,000	25,467
Interstate Power & Light Co.
3.50%, 09/30/2049	78,000	50,813
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	182,000
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	925,000	903,439
Kentucky Utilities Co.
5.45%, 04/15/2033	315,000	307,739
Liberty Utilities Finance GP
2.05%, 09/15/2030*	64,000	49,342
Metropolitan Edison Co.
5.20%, 04/01/2028*	101,000	98,527
Monongahela Power Co.
5.85%, 02/15/2034*	347,000	340,593
National Grid PLC
5.60%, 06/12/2028	145,000	143,421
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	36,000	35,105
5.80%, 01/15/2033	375,000	374,450

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp. FRS
8.54%, (TSFR1M+3.17%), 04/30/2043	$ 69,000	$ 67,793
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	78,000	76,918
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	195,000	156,111
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	1,185,000	1,142,171
5.00%, 02/28/2030 to 07/15/2032	1,000,000	939,631
5.75%, 09/01/2025	39,000	38,890
6.05%, 03/01/2025	41,000	41,062
NRG Energy, Inc.
2.45%, 12/02/2027*	585,000	495,885
3.63%, 02/15/2031*	75,000	56,899
Oglethorpe Power Corp.
4.50%, 04/01/2047	330,000	246,484
Ohio Edison Co.
5.50%, 01/15/2033*	355,000	339,643
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	24,000	22,420
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	59,000	53,723
Pacific Gas & Electric Co.
2.10%, 08/01/2027	230,000	196,666
2.50%, 02/01/2031	1,585,000	1,205,836
3.95%, 12/01/2047	105,000	67,225
4.30%, 03/15/2045	97,000	65,640
4.40%, 03/01/2032	450,000	381,158
4.50%, 07/01/2040	40,000	29,764
4.55%, 07/01/2030	630,000	556,894
4.95%, 06/08/2025 to 07/01/2050	438,000	340,800
5.25%, 03/01/2052	271,000	208,858
5.90%, 06/15/2032	805,000	751,791
6.10%, 01/15/2029	1,435,000	1,401,598
6.15%, 01/15/2033	630,000	597,514
6.40%, 06/15/2033	585,000	563,843
6.75%, 01/15/2053	90,000	84,328
PacifiCorp
5.50%, 05/15/2054	81,000	68,697
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	65,000	56,452
PPL Capital Funding, Inc.
4.13%, 04/15/2030	175,000	157,159
Public Service Co. of Colorado
2.70%, 01/15/2051	175,000	97,889
3.70%, 06/15/2028	128,000	117,930
4.10%, 06/15/2048	89,000	64,994
Public Service Co. of Oklahoma
2.20%, 08/15/2031	92,000	71,086
Puget Energy, Inc.
2.38%, 06/15/2028	520,000	444,818
3.65%, 05/15/2025	1,840,000	1,763,750
Sempra Energy
3.40%, 02/01/2028	820,000	746,346
Southern California Edison Co.
2.75%, 02/01/2032	320,000	255,873
2.85%, 08/01/2029	55,000	47,437
5.30%, 03/01/2028	130,000	128,311
5.85%, 11/01/2027	531,000	533,849
Security Description	Shares or Principal Amount	Value

Electric (continued)
Southern Co.
3.70%, 04/30/2030	$ 200,000	$ 177,164
4.48%, 08/01/2024(3)	81,000	79,825
5.20%, 06/15/2033	540,000	510,415
5.70%, 03/15/2034	230,000	225,249
Southwestern Electric Power Co.
5.30%, 04/01/2033	753,000	711,034
Union Electric Co.
2.95%, 06/15/2027	34,000	31,167
3.90%, 04/01/2052	45,000	32,918
Virginia Electric & Power Co.
5.00%, 04/01/2033	605,000	567,170
Vistra Operations Co. LLC
5.00%, 07/31/2027*	70,000	64,357
Xcel Energy, Inc.
4.60%, 06/01/2032	335,000	303,996
		33,200,095
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	44,000	39,985
Electronics — 0.1%
Agilent Technologies, Inc.
2.30%, 03/12/2031	130,000	102,894
Honeywell International, Inc.
1.75%, 09/01/2031	77,000	59,148
4.25%, 01/15/2029	62,000	59,209
Imola Merger Corp.
4.75%, 05/15/2029*	30,000	26,292
Jabil, Inc.
5.45%, 02/01/2029	29,000	28,201
Trimble, Inc.
4.90%, 06/15/2028	39,000	37,296
6.10%, 03/15/2033	41,000	40,169
TTM Technologies, Inc.
4.00%, 03/01/2029*	40,000	33,173
Vontier Corp.
2.95%, 04/01/2031	120,000	92,553
		478,935
Energy-Alternate Sources — 0.2%
Energo-Pro AS
8.50%, 02/04/2027*	580,000	565,813
FS Luxembourg SARL
10.00%, 12/15/2025*	200,000	205,030
Greenko Power II, Ltd.
4.30%, 12/13/2028	329,263	281,481
		1,052,324
Engineering & Construction — 0.1%
International Airport Finance SA
12.00%, 03/15/2033*	914,218	864,850
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	32,000	30,321
6.35%, 08/18/2028	41,000	40,881
VM Consolidated, Inc.
5.50%, 04/15/2029*	30,000	27,000
		963,052
Entertainment — 0.3%
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	28,000	27,617

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Ontario Gaming GTA LP
8.00%, 08/01/2030*	$ 20,000	$ 20,000
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	30,000	26,352
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	790,000	761,947
5.05%, 03/15/2042	31,000	23,975
5.14%, 03/15/2052	1,030,000	765,332
5.39%, 03/15/2062	41,000	30,282
6.41%, 03/15/2026	88,000	87,985
		1,743,490
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,107,246
Covanta Holding Corp.
5.00%, 09/01/2030	30,000	23,940
Enviri Corp.
5.75%, 07/31/2027*	41,000	36,061
Republic Services, Inc.
5.00%, 04/01/2034	70,000	66,263
Veralto Corp.
5.35%, 09/18/2028*	520,000	514,118
Waste Connections, Inc.
2.20%, 01/15/2032	121,000	93,211
4.25%, 12/01/2028	44,000	41,608
Waste Management, Inc.
4.63%, 02/15/2030	28,000	26,743
4.88%, 02/15/2034	171,000	161,830
		2,071,020
Food — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 02/15/2028*	70,000	69,186
C&S Group Enterprises LLC
5.00%, 12/15/2028*	62,000	47,138
Conagra Brands, Inc.
7.00%, 10/01/2028	118,000	124,119
General Mills, Inc.
4.95%, 03/29/2033	226,000	211,756
Hershey Co.
4.25%, 05/04/2028	30,000	29,053
Kraft Heinz Foods Co.
4.38%, 06/01/2046	185,000	144,160
4.88%, 10/01/2049	45,000	37,563
Kroger Co.
3.88%, 10/15/2046	23,000	16,140
Mars, Inc.
4.65%, 04/20/2031*	62,000	58,983
McCormick & Co., Inc.
4.95%, 04/15/2033	33,000	30,705
Minerva Luxembourg SA
8.88%, 09/13/2033*	250,000	248,005
NBM US Holdings, Inc.
7.00%, 05/14/2026*	675,000	669,361
Performance Food Group, Inc.
5.50%, 10/15/2027*	29,000	27,476
Post Holdings, Inc.
4.50%, 09/15/2031*	28,000	23,304
Security Description	Shares or Principal Amount	Value

Food (continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	$ 19,000	$ 15,586
Smithfield Foods, Inc.
4.25%, 02/01/2027*	81,000	74,879
5.20%, 04/01/2029*	72,000	65,763
Sysco Corp.
4.45%, 03/15/2048	181,000	140,457
4.50%, 04/01/2046	101,000	78,639
5.95%, 04/01/2030	25,000	25,207
6.60%, 04/01/2050	39,000	40,262
		2,177,742
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
0.95%, 05/15/2026*	271,000	239,878
Glatfelter Corp.
4.75%, 11/15/2029*	29,000	19,096
		258,974
Gas — 0.6%
Atmos Energy Corp.
5.75%, 10/15/2052	74,000	72,437
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	420,000	411,981
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024	615,000	591,435
KeySpan Gas East Corp.
5.99%, 03/06/2033*	664,000	640,781
NiSource, Inc.
3.49%, 05/15/2027	270,000	250,258
3.60%, 05/01/2030	1,034,000	900,686
5.25%, 03/30/2028	175,000	171,507
5.40%, 06/30/2033	302,000	289,452
Southern California Gas Co.
5.20%, 06/01/2033	460,000	435,170
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	130,000	127,442
Spire Missouri, Inc.
4.80%, 02/15/2033	41,000	38,529
		3,929,678
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028*	1,105,000	1,074,797
6.30%, 02/15/2030*	575,000	555,434
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	167,000	138,819
		1,769,050
Healthcare-Products — 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026*	270,000	248,260
3.00%, 09/23/2029*	560,000	482,009
5.38%, 12/06/2032*	200,000	193,996
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	99,836
5.86%, 03/15/2030	160,000	158,726
5.91%, 11/22/2032	555,000	550,615
Medline Borrower LP
3.88%, 04/01/2029*	32,000	27,054
5.25%, 10/01/2029*	20,000	17,286

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
STERIS PLC
3.75%, 03/15/2051	$ 154,000	$ 107,128
		1,884,910
Healthcare-Services — 0.7%
Centene Corp.
2.45%, 07/15/2028	510,000	430,870
4.63%, 12/15/2029	870,000	783,548
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	43,000	36,882
CommonSpirit Health
3.35%, 10/01/2029	350,000	305,553
DaVita, Inc.
4.63%, 06/01/2030*	45,000	36,950
Elevance Health, Inc.
2.88%, 09/15/2029	68,000	58,631
6.10%, 10/15/2052	35,000	35,218
HCA, Inc.
3.38%, 03/15/2029	37,000	32,418
3.50%, 09/01/2030 to 07/15/2051	175,000	126,344
4.63%, 03/15/2052	97,000	72,827
Humana, Inc.
1.35%, 02/03/2027	90,000	78,409
3.70%, 03/23/2029	485,000	442,428
5.50%, 03/15/2053	24,000	21,809
5.88%, 03/01/2033	30,000	29,824
Kaiser Foundation Hospitals
2.81%, 06/01/2041	195,000	130,970
3.00%, 06/01/2051	405,000	254,937
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	36,000	30,960
Select Medical Corp.
6.25%, 08/15/2026*	48,000	46,895
Sutter Health
3.36%, 08/15/2050	90,000	58,826
UnitedHealth Group, Inc.
1.25%, 01/15/2026	132,000	120,270
2.75%, 05/15/2040	430,000	292,156
3.50%, 08/15/2039	285,000	219,448
4.00%, 05/15/2029	460,000	430,500
4.20%, 05/15/2032	365,000	333,143
4.95%, 05/15/2062	142,000	122,405
5.25%, 02/15/2028	62,000	62,105
5.30%, 02/15/2030	180,000	178,881
6.05%, 02/15/2063	116,000	117,369
		4,890,576
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	25,000	21,277
5.25%, 12/15/2027*	14,000	12,777
		34,054
Insurance — 0.9%
Americo Life, Inc.
3.45%, 04/15/2031*	72,000	51,951
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	115,000	104,426
5.35%, 02/28/2033	215,000	206,111
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/2028	28,000	28,000
Athene Global Funding
1.73%, 10/02/2026*	157,000	136,832
Security Description	Shares or Principal Amount	Value

Insurance (continued)
2.65%, 10/04/2031*	$ 1,890,000	$ 1,399,405
Athene Holding, Ltd.
3.45%, 05/15/2052	31,000	18,414
Enstar Group, Ltd.
3.10%, 09/01/2031	88,000	66,226
4.95%, 06/01/2029	129,000	119,126
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	122,000	106,631
1.80%, 03/08/2028*	1,150,000	962,394
F&G Global Funding
0.90%, 09/20/2024*	108,000	101,984
2.30%, 04/11/2027*	124,000	108,109
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	33,000	33,242
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	180,000	106,271
Marsh & McLennan Cos, Inc.
5.70%, 09/15/2053	24,000	23,174
Marsh & McLennan Cos., Inc.
4.05%, 10/15/2023	525,000	524,577
4.75%, 03/15/2039	340,000	298,408
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	420,000	397,719
New York Life Global Funding
4.85%, 01/09/2028*	44,000	42,976
NMI Holdings, Inc.
7.38%, 06/01/2025*	25,000	24,867
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	54,000	51,761
Ohio National Financial Services, Inc.
6.80%, 01/24/2030*	200,000	178,175
Principal Life Global Funding II
0.50%, 01/08/2024*	67,000	66,030
Prudential Financial, Inc.
5.70%, 09/15/2048	59,000	54,085
Prudential Funding Asia PLC
3.13%, 04/14/2030	30,000	25,643
Ryan Specialty LLC
4.38%, 02/01/2030*	16,000	13,933
SBL Holdings, Inc.
5.00%, 02/18/2031*	83,000	64,640
Security Benefit Global Funding
1.25%, 05/17/2024*	66,000	63,696
Willis North America, Inc.
3.60%, 05/15/2024	660,000	649,507
4.65%, 06/15/2027	106,000	101,458
		6,129,771
Internet — 0.4%
Amazon.com, Inc.
3.30%, 04/13/2027	75,000	70,567
3.60%, 04/13/2032	29,000	25,716
4.10%, 04/13/2062	125,000	95,157
4.65%, 12/01/2029	53,000	51,696
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	45,000	42,975
Expedia Group, Inc.
2.95%, 03/15/2031	35,000	28,198
Gen Digital, Inc.
5.00%, 04/15/2025*	505,000	493,310
6.75%, 09/30/2027*	523,000	512,731
7.13%, 09/30/2030*	26,000	25,613

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	$ 938,000	$ 884,811
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	31,000	24,081
ION Trading Technologies SARL
5.75%, 05/15/2028*	200,000	174,384
		2,429,239
Iron/Steel — 0.1%
ArcelorMittal SA
6.80%, 11/29/2032	610,000	605,818
ATI, Inc.
4.88%, 10/01/2029	28,000	24,633
7.25%, 08/15/2030	2,000	1,985
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	19,000	15,924
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	14,719
8.13%, 05/01/2027*	2,000	1,973
8.50%, 05/01/2030*	20,000	19,620
9.25%, 10/01/2028*	17,000	17,170
Nucor Corp.
4.30%, 05/23/2027	67,000	64,301
		766,143
Leisure Time — 0.0%
Carnival Corp.
5.75%, 03/01/2027*	117,000	105,911
6.00%, 05/01/2029*	12,000	10,236
Harley-Davidson Financial Services, Inc.
6.50%, 03/10/2028*	95,000	93,916
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	43,000	39,426
		249,489
Lodging — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	35,000	28,533
5.00%, 06/01/2029*	20,000	17,349
Hyatt Hotels Corp.
5.75%, 01/30/2027	39,000	38,750
Marriott International, Inc.
2.85%, 04/15/2031	174,000	140,261
3.50%, 10/15/2032	150,000	122,730
4.90%, 04/15/2029	29,000	27,650
Travel & Leisure Co.
6.00%, 04/01/2027	22,000	20,931
		396,204
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	58,000	51,904
3.60%, 08/12/2027	31,000	29,247
4.35%, 05/15/2026	23,000	22,484
4.80%, 01/06/2026	71,000	70,213
5.40%, 03/10/2025	88,000	88,123
		261,971
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
5.50%, 01/12/2029	$ 75,000	$ 73,702
Ingersoll Rand, Inc.
5.40%, 08/14/2028	12,000	11,798
5.70%, 08/14/2033	263,000	253,825
John Deere Capital Corp.
1.30%, 10/13/2026	56,000	49,955
3.40%, 06/06/2025	104,000	100,574
4.75%, 01/20/2028	58,000	56,947
4.95%, 06/06/2025 to 07/14/2028	98,000	97,061
5.15%, 09/08/2033	28,000	27,381
nVent Finance SARL
2.75%, 11/15/2031	94,000	71,517
Otis Worldwide Corp.
2.57%, 02/15/2030	660,000	547,188
		1,289,948
Media — 1.4%
Belo Corp.
7.75%, 06/01/2027	52,000	51,688
Block Communications, Inc.
4.88%, 03/01/2028*	36,000	29,790
Cable One, Inc.
4.00%, 11/15/2030*	40,000	30,472
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	54,000	44,324
5.00%, 02/01/2028*	36,000	32,693
5.50%, 05/01/2026*	14,000	13,523
6.38%, 09/01/2029*	15,000	13,987
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	212,000	132,090
3.85%, 04/01/2061	63,000	35,209
3.90%, 06/01/2052	315,000	188,332
4.80%, 03/01/2050	75,000	52,445
5.05%, 03/30/2029	190,000	177,603
5.13%, 07/01/2049	260,000	189,531
5.38%, 05/01/2047	1,520,000	1,158,276
6.38%, 10/23/2035	31,000	28,884
6.48%, 10/23/2045	1,205,000	1,052,137
Comcast Corp.
3.20%, 07/15/2036	895,000	690,103
3.25%, 11/01/2039	320,000	233,770
3.40%, 04/01/2030 to 07/15/2046	100,000	76,154
3.75%, 04/01/2040	5,000	3,873
4.15%, 10/15/2028	71,000	67,255
4.60%, 10/15/2038	88,000	77,106
5.50%, 05/15/2064	192,000	174,709
7.05%, 03/15/2033	179,000	195,328
Cox Communications, Inc.
2.60%, 06/15/2031*	390,000	303,810
3.15%, 08/15/2024*	304,000	296,612
5.45%, 09/15/2028*	58,000	57,033
CSC Holdings LLC
5.75%, 01/15/2030*	200,000	112,059
Discovery Communications LLC
3.63%, 05/15/2030	285,000	241,235
3.95%, 06/15/2025	509,000	490,183
4.00%, 09/15/2055	617,000	370,183
5.20%, 09/20/2047	71,000	53,828
5.30%, 05/15/2049	1,381,000	1,057,480

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Paramount Global
4.20%, 05/19/2032	$ 845,000	$ 671,746
4.38%, 03/15/2043	386,000	249,661
4.60%, 01/15/2045	28,000	17,892
4.95%, 01/15/2031	750,000	644,068
5.25%, 04/01/2044	545,000	380,553
5.85%, 09/01/2043	166,000	129,099
6.38%, 03/30/2062	25,000	19,635
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	40,000	34,143
Time Warner Cable LLC
6.55%, 05/01/2037	104,000	94,329
Univision Communications, Inc.
6.63%, 06/01/2027*	35,000	32,596
7.38%, 06/30/2030*	17,000	15,536
		10,020,963
Mining — 0.5%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,245,000	994,555
BHP Billiton Finance USA, Ltd.
5.50%, 09/08/2053	46,000	44,005
Corp. Nacional del Cobre de Chile
5.95%, 01/08/2034*	720,000	696,714
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	325,000	267,407
4.50%, 09/15/2027*	47,000	42,535
Glencore Funding LLC
2.85%, 04/27/2031*	10,000	7,935
5.70%, 05/08/2033*	545,000	516,785
6.38%, 10/06/2030*	910,000	907,550
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	15,000	14,034
6.13%, 04/01/2029*	26,000	24,057
South32 Treasury, Ltd.
4.35%, 04/14/2032*	105,000	88,554
		3,604,131
Miscellaneous Manufacturing — 0.0%
Parker-Hannifin Corp.
4.25%, 09/15/2027	76,000	72,609
Multi-National — 0.0%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	193,000	183,039
International Bank for Reconstruction & Development
3.13%, 11/20/2025	138,000	132,413
		315,452
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	230,000	207,438
3.25%, 02/15/2029	711,000	606,263
		813,701
Oil & Gas — 1.7%
Aker BP ASA
2.00%, 07/15/2026*	209,000	186,530
3.10%, 07/15/2031*	300,000	240,084
5.60%, 06/13/2028*	545,000	532,497
6.00%, 06/13/2033*	350,000	338,267
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Antero Resources Corp.
5.38%, 03/01/2030*	$ 20,000	$ 18,413
Apache Corp.
4.38%, 10/15/2028	45,000	40,698
5.35%, 07/01/2049	179,000	137,136
6.00%, 01/15/2037	41,000	36,916
BP Capital Markets America, Inc.
2.94%, 06/04/2051	610,000	372,441
3.00%, 02/24/2050	86,000	53,623
3.54%, 04/06/2027	152,000	143,356
4.81%, 02/13/2033	840,000	786,140
4.89%, 09/11/2033	622,000	583,948
BP Capital Markets PLC
4.88%, 03/22/2030(1)	61,000	54,499
Chevron Corp.
2.24%, 05/11/2030	133,000	110,870
Chevron USA, Inc.
4.20%, 10/15/2049	60,000	45,594
Civitas Resources, Inc.
5.00%, 10/15/2026*	10,000	9,380
8.38%, 07/01/2028*	10,000	10,175
8.75%, 07/01/2031*	30,000	30,644
Comstock Resources, Inc.
5.88%, 01/15/2030*	25,000	21,641
6.75%, 03/01/2029*	4,000	3,680
ConocoPhillips Co.
3.80%, 03/15/2052	25,000	18,126
4.03%, 03/15/2062	115,000	82,623
5.05%, 09/15/2033	435,000	416,431
5.70%, 09/15/2063	530,000	504,938
Continental Resources, Inc.
2.88%, 04/01/2032*	215,000	161,003
5.75%, 01/15/2031*	275,000	258,350
Crescent Energy Finance LLC
7.25%, 05/01/2026*	35,000	34,300
9.25%, 02/15/2028*	9,000	9,189
Diamondback Energy, Inc.
4.40%, 03/24/2051	90,000	66,338
6.25%, 03/15/2053	118,000	112,570
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	32,000	32,753
9.88%, 07/15/2031*	15,000	16,312
Ecopetrol SA
4.63%, 11/02/2031	270,000	206,136
8.63%, 01/19/2029	895,000	898,166
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	150,000	139,320
5.88%, 03/30/2031*	175,000	151,769
8.50%, 09/30/2033*	175,000	174,475
EQT Corp.
3.63%, 05/15/2031*	130,000	109,972
Exxon Mobil Corp.
4.33%, 03/19/2050	90,000	73,888
Hess Corp.
6.00%, 01/15/2040	54,000	50,846
7.13%, 03/15/2033	74,000	78,142
7.30%, 08/15/2031	440,000	466,063
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	67,000	58,947
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	460,000	435,850
Marathon Oil Corp.
6.60%, 10/01/2037	361,000	351,589

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Nabors Industries, Inc.
7.38%, 05/15/2027*	$ 20,000	$ 19,347
Occidental Petroleum Corp.
4.40%, 04/15/2046	62,000	45,501
6.38%, 09/01/2028	74,000	74,552
6.45%, 09/15/2036	280,000	274,942
6.63%, 09/01/2030	385,000	390,101
Ovintiv, Inc.
6.25%, 07/15/2033	85,000	82,188
6.50%, 08/15/2034	115,000	113,260
6.63%, 08/15/2037	330,000	316,583
Patterson-UTI Energy, Inc.
7.15%, 10/01/2033	70,000	70,251
Pioneer Natural Resources Co.
5.10%, 03/29/2026	44,000	43,434
Rockcliff Energy II LLC
5.50%, 10/15/2029*	13,000	11,700
Shell International Finance BV
2.88%, 11/26/2041	195,000	132,339
3.00%, 11/26/2051	245,000	152,985
3.25%, 04/06/2050	475,000	315,398
Southwestern Energy Co.
5.38%, 02/01/2029	20,000	18,420
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	45,000	42,412
Valaris, Ltd.
8.38%, 04/30/2030*	28,000	28,021
Var Energi ASA
7.50%, 01/15/2028*	750,000	769,604
Vital Energy, Inc.
9.75%, 10/15/2030	18,000	18,401
10.13%, 01/15/2028	12,000	12,231
		11,596,298
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	13,965
6.88%, 04/01/2027*	25,000	24,184
Halliburton Co.
4.75%, 08/01/2043	61,000	49,863
4.85%, 11/15/2035	46,000	41,368
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	63,000	58,519
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	22,000	21,550
		209,449
Packaging & Containers — 0.3%
Amcor Finance USA, Inc.
5.63%, 05/26/2033	84,000	80,654
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	51,000	40,438
Ball Corp.
2.88%, 08/15/2030	13,000	10,301
4.00%, 11/15/2023	175,000	174,197
5.25%, 07/01/2025	9,000	8,826
6.00%, 06/15/2029	1,355,000	1,315,460
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	25,000	23,245
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Crown Americas LLC
5.25%, 04/01/2030	$ 29,000	$ 26,860
LABL, Inc.
5.88%, 11/01/2028*	24,000	21,545
9.50%, 11/01/2028*	15,000	15,375
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	25,000	24,118
Sealed Air Corp.
5.00%, 04/15/2029*	6,000	5,395
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	8,000	7,748
Silgan Holdings, Inc.
4.13%, 02/01/2028	33,000	29,523
Sonoco Products Co.
1.80%, 02/01/2025	259,000	244,292
		2,027,977
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.05%, 11/21/2039	142,000	116,173
4.25%, 11/21/2049	116,000	91,833
Astrazeneca Finance LLC
4.88%, 03/03/2028	89,000	87,440
4.90%, 03/03/2030	94,000	91,581
Becton Dickinson & Co.
4.30%, 08/22/2032	36,000	32,552
4.69%, 02/13/2028	89,000	86,283
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	90,000	75,118
3.90%, 02/20/2028	89,000	84,114
Cardinal Health, Inc.
4.60%, 03/15/2043	143,000	111,244
Cencora, Inc.
3.45%, 12/15/2027	30,000	27,826
4.25%, 03/01/2045	16,000	12,183
4.30%, 12/15/2047	52,000	40,197
Cigna Group
2.40%, 03/15/2030	44,000	36,129
3.40%, 03/15/2050	133,000	87,378
3.88%, 10/15/2047	34,000	24,324
CVS Health Corp.
4.78%, 03/25/2038	200,000	172,230
5.13%, 02/21/2030 to 07/20/2045	638,000	609,673
5.25%, 01/30/2031	255,000	245,010
6.00%, 06/01/2063	38,000	34,891
Eli Lilly & Co.
4.70%, 02/27/2033	59,000	56,797
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	31,000	29,549
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	35,000	24,850
Merck & Co., Inc.
5.15%, 05/17/2063	70,000	63,838
Mylan, Inc.
5.20%, 04/15/2048	20,000	14,515
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	68,000	64,279
5.11%, 05/19/2043	48,000	44,081
5.30%, 05/19/2053	70,000	65,041
5.34%, 05/19/2063	91,000	83,132
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	109,000	101,786

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Viatris, Inc.
3.85%, 06/22/2040	$ 79,000	$ 51,452
4.00%, 06/22/2050	187,000	113,048
Zoetis, Inc.
5.40%, 11/14/2025	30,000	29,871
		2,808,418
Pipelines — 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	27,353
Boardwalk Pipelines LP
3.60%, 09/01/2032	51,000	41,604
Buckeye Partners LP
4.50%, 03/01/2028*	18,000	15,795
Cheniere Energy Partners LP
3.25%, 01/31/2032	56,000	44,509
4.50%, 10/01/2029	285,000	258,060
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	260,000	258,682
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	85,000	83,906
6.04%, 11/15/2033*	595,000	580,782
6.54%, 11/15/2053*	120,000	117,315
Enbridge, Inc.
5.70%, 03/08/2033	995,000	953,209
8.50%, 01/15/2084	700,000	694,240
Energy Transfer LP
4.00%, 10/01/2027	90,000	83,569
4.90%, 03/15/2035	99,000	87,068
4.95%, 05/15/2028	95,000	90,886
5.75%, 02/15/2033	44,000	42,296
6.00%, 06/15/2048	265,000	235,197
6.13%, 12/15/2045	22,000	19,569
EnLink Midstream Partners LP FRS
9.78%, (3 ML+4.11%), 11/06/2023(1)	91,000	81,673
Enterprise Products Operating LLC
3.70%, 01/31/2051	24,000	16,974
5.25%, 08/16/2077	73,000	64,239
5.35%, 01/31/2033	29,000	28,352
EQM Midstream Partners LP
5.50%, 07/15/2028	6,000	5,631
7.50%, 06/01/2027 to 06/01/2030*	18,000	18,070
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	186,624	143,638
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 01/15/2027	59,000	56,872
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	171,000	151,494
Greensaif Pipelines Bidco SARL
6.13%, 02/23/2038*	675,000	658,665
Harvest Midstream I LP
7.50%, 09/01/2028*	60,000	57,998
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	30,000	27,601
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	47,000	44,650
8.88%, 07/15/2028*	15,000	15,131
ITT Holdings LLC
6.50%, 08/01/2029*	55,000	46,619
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
MPLX LP
4.95%, 09/01/2032 to 03/14/2052	$ 295,000	$ 259,033
5.20%, 03/01/2047	115,000	93,910
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	44,000	43,518
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	18,000	17,672
NuStar Logistics LP
6.38%, 10/01/2030	27,000	25,576
ONEOK Partners LP
6.65%, 10/01/2036	190,000	188,586
ONEOK, Inc.
3.40%, 09/01/2029	475,000	412,224
4.35%, 03/15/2029	175,000	161,395
6.10%, 11/15/2032	460,000	454,186
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	48,000	34,106
6.65%, 01/15/2037	75,000	73,448
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	41,000	40,357
Targa Resources Corp.
6.13%, 03/15/2033	340,000	333,302
6.25%, 07/01/2052	195,000	179,059
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	330,000	277,688
6.50%, 07/15/2027	102,000	102,791
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	34,000	28,610
Western Midstream Operating LP
4.75%, 08/15/2028	265,000	247,843
6.15%, 04/01/2033	510,000	491,848
Williams Cos., Inc.
4.65%, 08/15/2032	610,000	554,898
5.65%, 03/15/2033	380,000	367,191
5.75%, 06/24/2044	160,000	145,053
		9,583,941
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	55,000	50,743
8.88%, 09/01/2031*	2,000	1,935
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	18,000	17,782
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	50,000	38,375
		108,835
REITS — 1.0%
American Tower Corp.
1.45%, 09/15/2026	320,000	282,011
2.30%, 09/15/2031	79,000	59,953
2.40%, 03/15/2025	465,000	440,872
2.70%, 04/15/2031	180,000	142,752
3.65%, 03/15/2027	520,000	481,804
3.80%, 08/15/2029	215,000	191,245
5.80%, 11/15/2028	240,000	238,194
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	52,000	39,213

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Crown Castle, Inc.
4.80%, 09/01/2028	$ 610,000	$ 578,989
5.00%, 01/11/2028	922,000	890,720
5.20%, 02/15/2049	29,000	24,271
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	95,000	73,729
4.00%, 01/15/2030 to 01/15/2031	620,000	521,055
5.30%, 01/15/2029	500,000	463,510
5.75%, 06/01/2028	185,000	177,378
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	70,000	62,218
Host Hotels & Resorts LP
3.50%, 09/15/2030	154,000	127,684
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	48,000	41,982
LXP Industrial Trust
2.38%, 10/01/2031	45,000	32,979
National Health Investors, Inc.
3.00%, 02/01/2031	62,000	45,330
Office Properties Income Trust
3.45%, 10/15/2031	51,000	25,819
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	169,000	123,674
3.38%, 02/01/2031	90,000	70,361
Public Storage Operating Co.
5.35%, 08/01/2053	24,000	21,914
SBA Tower Trust
2.84%, 01/15/2025*	550,000	526,428
Service Properties Trust
4.38%, 02/15/2030	55,000	39,469
Starwood Property Trust, Inc.
4.75%, 03/15/2025	50,000	47,805
VICI Properties LP
4.95%, 02/15/2030	1,016,000	929,607
Vornado Realty LP
2.15%, 06/01/2026	54,000	45,908
Weyerhaeuser Co.
4.00%, 03/09/2052	41,000	29,680
4.75%, 05/15/2026	84,000	81,973
		6,858,527
Retail — 0.3%
AutoZone, Inc.
4.75%, 08/01/2032 to 02/01/2033	525,000	478,913
Brinker International, Inc.
5.00%, 10/01/2024*	27,000	26,330
CEC Entertainment LLC
6.75%, 05/01/2026*	50,000	47,272
Dave & Buster's, Inc.
7.63%, 11/01/2025*	22,000	21,990
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	45,000	42,178
FirstCash, Inc.
4.63%, 09/01/2028*	331,000	293,292
5.63%, 01/01/2030*	8,000	7,198
Ken Garff Automotive LLC
4.88%, 09/15/2028*	40,000	34,160
Kohl's Corp.
5.55%, 07/17/2045	149,000	83,793
LBM Acquisition LLC
6.25%, 01/15/2029*	45,000	36,900
Security Description	Shares or Principal Amount	Value

Retail (continued)
Lowe's Cos., Inc.
4.45%, 04/01/2062	$ 40,000	$ 29,206
McDonald's Corp.
3.63%, 09/01/2049	99,000	69,711
4.80%, 08/14/2028	147,000	143,782
5.45%, 08/14/2053	82,000	77,104
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	15,000	12,245
4.75%, 09/15/2029	21,000	18,934
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	62,000	57,899
4.70%, 06/15/2032	500,000	458,199
Park River Holdings, Inc.
6.75%, 08/01/2029*	30,000	23,775
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	25,000	23,379
		1,986,260
Savings & Loans — 0.0%
New York Community Bancorp, Inc.
5.90%, 11/06/2028	246,000	233,309
Semiconductors — 0.5%
Broadcom, Inc.
2.45%, 02/15/2031*	150,000	117,241
3.14%, 11/15/2035*	335,000	244,242
3.19%, 11/15/2036*	126,000	90,466
4.00%, 04/15/2029*	795,000	717,401
Entegris Escrow Corp.
5.95%, 06/15/2030*	35,000	32,458
Intel Corp.
3.10%, 02/15/2060	370,000	212,784
5.20%, 02/10/2033	95,000	91,983
5.90%, 02/10/2063	434,000	411,426
Marvell Technology, Inc.
2.45%, 04/15/2028	845,000	729,917
5.95%, 09/15/2033	170,000	166,857
NXP BV/NXP Funding LLC
5.55%, 12/01/2028	60,000	58,727
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	105,000	95,742
4.30%, 06/18/2029	49,000	44,889
Qorvo, Inc.
3.38%, 04/01/2031*	630,000	499,002
QUALCOMM, Inc.
6.00%, 05/20/2053	34,000	34,482
Texas Instruments, Inc.
4.60%, 02/15/2028	57,000	55,867
5.00%, 03/14/2053	46,000	41,679
		3,645,163
Software — 0.8%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	1,088,000	975,120
Capstone Borrower, Inc.
8.00%, 06/15/2030*	30,000	29,288
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	7,000	6,974
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	25,000	24,238
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	54,000	49,027

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Fiserv, Inc.
4.40%, 07/01/2049	$ 102,000	$ 78,136
5.63%, 08/21/2033	70,000	67,826
Intuit, Inc.
5.50%, 09/15/2053	43,000	41,255
MSCI, Inc.
3.63%, 11/01/2031*	352,000	287,963
3.88%, 02/15/2031*	123,000	104,206
4.00%, 11/15/2029*	170,000	149,311
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*	30,000	24,764
6.90%, 12/01/2027*	890,000	892,026
Oracle Corp.
2.30%, 03/25/2028	571,000	494,693
2.95%, 04/01/2030	220,000	185,127
3.60%, 04/01/2040 to 04/01/2050	1,572,000	1,074,603
3.80%, 11/15/2037	191,000	145,734
3.85%, 04/01/2060	245,000	155,799
4.00%, 07/15/2046 to 11/15/2047	375,000	263,677
4.10%, 03/25/2061	140,000	93,375
4.13%, 05/15/2045	35,000	25,372
4.90%, 02/06/2033	47,000	43,321
5.55%, 02/06/2053	23,000	20,152
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	50,000	23,341
		5,255,328
Telecommunications — 1.1%
Altice France SA
5.50%, 10/15/2029*	200,000	143,823
AT&T, Inc.
2.55%, 12/01/2033	275,000	201,984
3.50%, 06/01/2041	425,000	295,260
3.65%, 09/15/2059	757,000	460,595
3.80%, 12/01/2057	112,000	70,955
3.85%, 06/01/2060	34,000	21,676
4.35%, 03/01/2029	305,000	283,840
4.50%, 05/15/2035	253,000	215,802
4.90%, 08/15/2037	241,000	208,775
5.40%, 02/15/2034	473,000	442,680
Corning, Inc.
5.45%, 11/15/2079	151,000	126,811
Nokia Oyj
4.38%, 06/12/2027	725,000	671,238
Rogers Communications, Inc.
3.80%, 03/15/2032	430,000	357,341
Telefonica Emisiones SA
4.90%, 03/06/2048	150,000	113,617
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	50,000	32,400
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,065,000	915,772
3.00%, 02/15/2041	253,000	167,650
3.60%, 11/15/2060	65,000	40,209
3.88%, 04/15/2030	480,000	425,266
5.05%, 07/15/2033	475,000	440,710
5.65%, 01/15/2053	24,000	21,918
5.75%, 01/15/2034	295,000	287,779
Verizon Communications, Inc.
2.36%, 03/15/2032	820,000	625,626
2.55%, 03/21/2031	393,000	312,920
2.85%, 09/03/2041	168,000	108,610
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
2.99%, 10/30/2056	$ 460,000	$ 255,343
3.00%, 11/20/2060	99,000	53,604
3.40%, 03/22/2041	65,000	46,081
3.85%, 11/01/2042	60,000	44,342
3.88%, 03/01/2052	10,000	7,040
5.05%, 05/09/2033	72,000	67,262
Viasat, Inc.
7.50%, 05/30/2031*	50,000	33,025
Vodafone Group PLC
4.38%, 02/19/2043	23,000	17,723
5.13%, 06/04/2081	36,000	24,426
5.63%, 02/10/2053	24,000	21,268
5.75%, 02/10/2063	48,000	42,081
		7,605,452
Transportation — 0.1%
AP Moller - Maersk A/S
5.88%, 09/14/2033*	75,000	72,845
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	67,000	55,986
5.20%, 04/15/2054	74,000	67,796
Canadian Pacific Railway Co.
1.35%, 12/02/2024	129,000	122,295
4.70%, 05/01/2048	61,000	50,492
6.13%, 09/15/2115	52,000	50,597
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	81,000	72,315
CSX Corp.
4.50%, 11/15/2052	63,000	51,291
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	202,339	163,180
Ryder System, Inc.
5.25%, 06/01/2028	57,000	55,475
		762,272
Trucking & Leasing — 0.5%
DAE Funding LLC
1.55%, 08/01/2024*	845,000	809,201
GATX Corp.
3.25%, 09/15/2026	73,000	67,692
6.05%, 03/15/2034	56,000	54,689
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	845,000	813,427
3.40%, 11/15/2026*	148,000	136,417
4.00%, 07/15/2025*	685,000	657,920
4.40%, 07/01/2027*	460,000	431,084
5.70%, 02/01/2028*	33,000	32,162
6.05%, 08/01/2028*	262,000	258,713
6.20%, 06/15/2030*	37,000	36,462
		3,297,767
Water — 0.0%
Essential Utilities, Inc.
3.35%, 04/15/2050	64,000	39,879
Total Corporate Bonds & Notes (cost $238,733,798)		213,813,540
ASSET BACKED SECURITIES — 6.6%
Auto Loan Receivables — 1.5%
American Credit Acceptance Receivables Trust
Series 2022-3, Class B 4.55%, 10/13/2026*	50,000	49,690

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2023-3, Class B 6.09%, 11/12/2027*	$ 285,000	$ 284,532
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	545,000	535,971
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	700,000	693,897
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A 5.90%, 08/21/2028*	315,000	315,456
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	531,922	528,331
CPS Auto Receivables Trust
Series 2023-B, Class A 5.91%, 08/16/2027*	740,345	739,067
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	202,045	200,471
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	225,000	221,668
Series 2023-2A, Class B 5.41%, 02/15/2029*	250,000	246,317
Enterprise Fleet Financing LLC
Series 2023-1, Class A3 5.42%, 10/22/2029*	350,000	344,794
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	232,579	230,981
Series 2019-4A, Class D 2.58%, 09/15/2025*	405,745	399,540
Series 2020-1A, Class D 2.73%, 12/15/2025*	165,272	162,295
Series 2022-4A, Class B 4.57%, 01/15/2027	330,000	326,673
Series 2023-3A, Class B 6.11%, 09/15/2027	140,000	139,492
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	444,000	430,292
Series 2023-1, Class B 5.05%, 01/18/2028*	126,000	123,023
Series 2023-2, Class B 5.21%, 05/15/2028*	312,000	304,941
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	175,000	162,540
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class B 4.92%, 01/15/2027*	80,000	78,749
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	50,000	48,168
Series 2023-2, Class A4 4.91%, 09/17/2029	64,000	63,234
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	149,505	144,342
Series 2023-1, Class A3 4.51%, 11/15/2027	150,000	147,087
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Santander Drive Auto Receivables Trust
Series 2022-5, Class B 4.43%, 03/15/2027	$ 210,000	$ 205,940
Series 2022-6, Class B 4.72%, 06/15/2027	145,000	142,221
Series 2023-1, Class B 4.98%, 02/15/2028	265,000	260,389
Series 2023-3, Class B 5.61%, 07/17/2028	440,000	435,930
Series 2022-7, Class B 5.95%, 01/17/2028	565,000	561,916
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	215,000	211,263
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	140,000	136,565
Tricolor Auto Securitization Trust
Series 2023-1A, Class A 6.48%, 08/17/2026*	173,349	172,970
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	395,000	383,432
Series 2022-2A, Class B 4.31%, 09/15/2027*	495,000	485,465
Series 2023-1A, Class B 5.41%, 01/18/2028*	145,000	143,167
		10,060,809
Credit Card Receivables — 0.1%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	160,000	154,873
Series 2023-2, Class A 4.80%, 05/15/2030	100,000	97,968
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2 1.39%, 07/15/2030	250,000	208,370
Chase Issuance Trust
Series 2022-A1, Class A 3.97%, 09/15/2027	150,000	145,728
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	400,000	396,711
		1,003,650
Home Equity — 0.1%
GSAA Home Equity Trust
Series 2006-15, Class AF6 6.38%, 09/25/2036(3)	80,402	19,997
GSAA Home Equity Trust FRS
Series 2006-20, Class 2A1A 5.53%, (TSFR1M+0.21%), 12/25/2046	20,312	9,657
Series 2006-20, Class 1A1 5.57%, (TSFR1M+0.25%), 12/25/2046	52,265	14,730
Series 2007-1, Class 1A1 5.59%, (12MTA+0.27%), 02/25/2037	279,025	78,737
Series 2006-19, Class A1 5.61%, (TSFR1M+0.29%), 12/25/2036	10,523	2,824
Series 2006-3, Class A3 6.03%, (TSFR1M+0.71%), 03/25/2036	10,954	5,756
Series 2007-5, Class 2A3A 6.07%, (TSFR3M+0.75%), 04/25/2047	93,790	44,242

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
GSAA Home Equity Trust VRS
Series 2006-10, Class AF3 5.98%, 06/25/2036(2)	$ 258,056	$ 65,548
GSAA Trust
Series 2005-7, Class AF4 5.56%, 05/25/2035(3)	168,439	155,933
Morgan Stanley Mtg. Loan Trust FRS
Series 2006-16AX, Class 2A2 5.77%, (TSFR3M+0.45%), 11/25/2036	207,565	59,767
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(3)	338,398	94,885
Series 2006-3, Class AF5 6.12%, 11/25/2036(3)	149,482	57,840
Soundview Home Loan Trust FRS
Series 2007-OPT2, Class 2A3 5.61%, (12MTA+0.29%), 07/25/2037	25,303	21,291
Series 2006-3, Class A4 5.93%, (TSFR1M+0.61%), 11/25/2036	221,909	203,502
		834,709
Other Asset Backed Securities — 4.9%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(3)	566,309	517,684
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	112,732	98,077
Affirm Asset Securitization Trust
Series 2020-Z2, Class A 1.90%, 01/15/2025*	20,781	20,631
Series 2020-Z1, Class A 3.46%, 10/15/2024*	700	699
Series 2023-A, Class 1A 6.61%, 01/18/2028*	335,000	333,332
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	645,000	620,458
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 5.30%, 06/21/2028*	188,808	187,013
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 6.55%, (TSFR1M+1.21%), 05/15/2036*	200,000	198,183
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	269,488	266,053
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 6.71%, (SOFR30A+1.39%), 04/19/2034*	1,055,000	1,048,117
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 6.80%, (12MTA+1.47%), 04/20/2034*	680,000	676,279
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class B1 7.22%, (TSFR1M+2.35%), 04/25/2036*	515,000	515,393
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 6.69%, (SOFR30A+1.36%), 04/20/2034*	795,000	786,906
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
CCG Receivables Trust
Series 2023-1, Class A2 5.82%, 09/16/2030*	$ 305,000	$ 304,547
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	82,742
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,381	92,773
Series 2020-1, Class A2 1.99%, 07/15/2060*	224,368	188,016
Series 2022-1A, Class A1 5.97%, 08/15/2062*	126,050	122,578
CF Hippolyta LLC
Series 2020-1, Class A1 1.69%, 07/15/2060*	196,944	178,895
Cirrus Funding, Ltd.
Series 2018-1A, Class A 4.80%, 01/25/2037*	975,000	944,753
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	150,000	146,081
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.80%, (TSFR1M+1.45%), 01/25/2035*	720,000	706,412
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	1,370,588	1,056,653
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	250,000	249,553
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	488,750	412,034
Series 2019-1A, Class A2 3.67%, 10/25/2049*	328,100	283,884
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	723,900	686,802
Dryden 57 CLO, Ltd. FRS
Series 2018-57A, Class A 6.64%, (RFUCCT1Y+1.27%), 05/15/2031*	1,146,535	1,141,061
Elmwood CLO 19, Ltd. FRS
Series 2022-6A, Class BR 7.80%, (TSFR1M+2.4%), 10/17/2036*	665,000	665,168
Elmwood CLO 23, Ltd. FRS
Series 2023-2A, Class B 7.31%, (RFUCCT1Y+2.25%), 04/16/2036*	450,000	444,783
First Franklin Mtg. Loan Trust FRS
Series 2006-FF12, Class A5 5.74%, (TSFR1M+0.42%), 09/25/2036	364,137	330,249
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,044,095	978,113
Golub Capital Partners CLO 68B, Ltd. FRS
Series 2023-68A, Class B 8.20%, (TSFR3M+2.80%), 07/25/2036*	400,000	402,571
HSI Asset Securitization Corp. Trust FRS
Series 2006-OPT3, Class 3A4 5.97%, (TSFR1M+0.65%), 02/25/2036	105,045	101,990
Invesco US CLO, Ltd. FRS
Series 2023-2A, Class B 7.16%, (TSFR3M+2.3%), 04/21/2036*	310,000	307,368

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
JFIN CLO, Ltd. FRS
Series 2017-1A, Class A1R 6.61%, (TSFR1M+1.26%), 04/24/2029*	$ 372,982	$ 371,749
KKR CLO, Ltd. FRS
Series 22A, Class A 6.74%, (TSFR1M+1.41%), 07/20/2031*	1,440,000	1,434,211
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	345,000	339,565
Marlette Funding Trust
Series 2021-2A, Class B 1.06%, 09/15/2031*	47,384	46,991
MFA LLC
Series 2021-NPL1, Class A1 2.36%, 03/25/2060*(3)	470,200	451,144
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2006-NC4, Class A2C 5.73%, (TSFR3M+0.41%), 06/25/2036	3,565	3,003
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	411,917	343,370
Series 2023-A, Class A 5.51%, 10/15/2071*	517,182	506,574
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	685,000	590,674
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	75,461	70,390
Octagon 61, Ltd. FRS
Series 2023-2A, Class B 7.42%, (TSFR1M+2.35%), 04/20/2036*	660,000	650,432
OZLM VII, Ltd. FRS
Series 2014-7RA, Class A1R 6.58%, (TSFR3M+1.27%), 07/17/2029*	116,841	116,482
OZLM XVIII, Ltd. FRS
Series 2018-18A, Class A 6.59%, (TSFR1M+1.28%), 04/15/2031*	817,559	813,405
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(3)	330,613	306,685
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(3)	376,106	347,840
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(3)	692,821	653,407
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(3)	819,017	761,165
Progress Residential Trust
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	399,115	372,749
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	188,576	178,197
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	307,836	291,523
Regatta VI Funding, Ltd. FRS
Series 2016-1A, Class AR2 6.75%, (TSFR3M+1.42%), 04/20/2034*	1,100,000	1,093,369
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	960,000	865,160
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
RR 23, Ltd. FRS
Series 2022-23A, Class A2R 8.00%, (TSFR1M+2.65%), 10/15/2035*	$ 990,000	$ 989,943
RR 26, Ltd. FRS
Series 2023-26A, Class A2 6.98%, (TSFR3M+2.25%), 04/15/2038*	470,000	470,894
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	170,842	144,565
Securitized Asset Backed Receivables LLC Trust FRS
Series 2006-HE1, Class A2B 5.61%, (12MTA+0.29%), 07/25/2036	141,763	47,891
Sound Point CLO XXIX, Ltd. FRS
Series 2021-1A, Class A 6.68%, (12MTA+1.33%), 04/25/2034*	1,255,000	1,233,300
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	260,925
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class B 7.12%, (TSFR3M+2.30%), 04/20/2036*	565,000	565,172
Tricon Residential Trust
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	265,000	254,888
Upstart Securitization Trust
Series 2021-3, Class A 0.83%, 07/20/2031*	4,755	4,739
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(3)	382,313	355,146
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(3)	114,578	109,046
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.70%, (TSFR3M+1.39%), 04/15/2034*	1,255,000	1,231,199
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 6.81%, (TSFR3M+1.50%), 04/15/2034*	485,000	480,301
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.76%, (TSFR3M+1.43%), 07/20/2032*	920,000	912,354
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,104,575	906,919
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	424,125	379,733
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	157,600	136,353
		34,187,304
Total Asset Backed Securities (cost $47,544,109)		46,086,472
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.3%
Commercial and Residential — 7.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,347,817
Adjustable Rate Mtg. Trust FRS
Series 2005-10, Class 6A21 5.93%, (TSFR1M+0.61%), 01/25/2036	46,557	41,926

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2005-9, Class 5A1 5.97%, (TSFR1M+0.65%), 11/25/2035	$ 22,990	$ 22,485
Alternative Loan Trust
Series 2005-64CB, Class 3A1 5.50%, 12/25/2035	72,613	51,102
Series 2006-9T1, Class A1 5.75%, 05/25/2036	92,421	36,170
Alternative Loan Trust FRS
Series 2005-64CB, Class 1A12 5.50%, (TSFR3M+0.91%), 12/25/2035	42,093	34,961
Series 2005-72, Class A1 5.97%, (TSFR1M+0.65%), 01/25/2036	58,138	50,909
Series 2005-56, Class 5A1 6.07%, (TSFR3M+0.75%), 11/25/2035	24,590	19,284
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 2A11 5.57%, (TSFR1M+0.94%), 10/25/2046	34,417	23,172
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	209,238	187,461
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	258,349	208,634
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	478,854	391,477
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	431,791	354,824
Series 2019-5, Class A1 2.59%, 10/25/2049*(2)	72,869	69,572
Banc of America Funding Trust FRS
Series 2007-1, Class TA1A 5.49%, (TSFR3M+0.17%), 01/25/2037	6,150	5,243
Series 2007-A, Class 2A5 5.90%, (TSFR3M+0.57%), 02/20/2047	108,723	92,864
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	419,653
BANK VRS
Series 2018-BN14, Class XA 0.65%, 09/15/2060(2)(4)	8,471,837	157,850
Series 2019-BN24, Class XA 0.75%, 11/15/2062(2)(4)	2,230,222	70,444
Series 2019-BN23, Class XA 0.81%, 12/15/2052(2)(4)	6,747,360	223,812
Series 2017-BNK8, Class XA 0.85%, 11/15/2050(2)(4)	7,054,638	164,799
Series 2019-BN20, Class XA 0.94%, 09/15/2062(2)(4)	4,126,380	153,518
Series 2019-BN18, Class XA 1.03%, 05/15/2062(2)(4)	2,864,470	110,006
Series 2023-BNK45, Class XA 1.20%, 02/15/2056(2)(4)	1,212,113	77,401
Series 2020-BN28, Class XA 1.88%, 03/15/2063(2)(4)	4,713,151	424,080
Barclays Commercial Mtg. Securities Trust
Series 2017-C1, Class A4 3.67%, 02/15/2050	1,325,000	1,225,078
BCAP LLC Trust FRS
Series 2006-AA2, Class A1 5.77%, (TSFR1M+0.45%), 01/25/2037	8,757	8,023
Bear Stearns ALT-A Trust FRS
Series 2006-1, Class 11A1 5.91%, (TSFR1M+0.59%), 02/25/2036	18,679	16,316
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2005-10, Class 11A1 5.93%, (TSFR1M+0.61%), 01/25/2036	$ 55,002	$ 48,817
Bear Stearns Mtg. Funding Trust FRS
Series 2006-AR3, Class 1A1 5.61%, (TSFR1M+0.29%), 10/25/2036	32,399	26,711
Series 2007-AR1, Class 2A3 5.83%, (TSFR1M+0.51%), 02/25/2037	87,314	78,564
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	801,421	782,604
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.61%, 07/15/2051(2)(4)	4,072,494	63,205
Series 2018-B1, Class XA 0.68%, 01/15/2051(2)(4)	1,877,549	34,045
Series 2018-B8, Class XA 0.78%, 01/15/2052(2)(4)	8,333,396	199,491
Series 2019-B12, Class XA 1.16%, 08/15/2052(2)(4)	1,948,300	69,328
Series 2019-B10, Class XA 1.36%, 03/15/2062(2)(4)	5,466,637	255,365
Series 2020-B22, Class XA 1.63%, 01/15/2054(2)(4)	2,159,323	174,397
Series 2020-B18, Class XA 1.91%, 07/15/2053(2)(4)	1,252,376	85,307
BPR Trust FRS
Series 2022-STAR, Class A 8.56%, (TSFR1M+3.23%), 08/15/2024*	510,000	506,268
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	167,776	145,692
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(2)	134,625	123,074
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(3)	361,117	333,060
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 6.38%, (TSFR1M+1.05%), 04/15/2034*	200,000	198,462
BX Trust FRS
Series 2022-PSB, Class A 7.78%, (TSFR1M+2.45%), 08/15/2039*	468,624	468,495
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 7.93%, (TSFR3M+2.60%), 12/15/2037*	675,000	654,192
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(2)	1,300,000	1,181,532
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(2)	95,101	82,851
Chase Mtg. Finance Trust
Series 2005-S3, Class A10 5.50%, 11/25/2035	100,046	71,798
Chase Mtg. Finance Trust VRS
Series 2005-A1, Class 2A2 4.03%, 12/25/2035(2)	54,448	50,181
CHL Mtg. Pass Through Trust FRS
Series 2005-2, Class 2A3 6.11%, (TSFR3M+0.79%), 03/25/2035	25,202	22,670
CHL Mtg. Pass Through Trust VRS
Series 2005-HYB7, Class 6A1 3.91%, 11/20/2035(2)	13,266	11,832

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2007-HY4, Class 1A1 4.16%, 09/25/2047(2)	$ 62,292	$ 54,084
Series 2005-HYB3, Class 2A2A 4.45%, 06/20/2035(2)	23,339	21,417
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	1,029,000	980,944
Series 2015-GC35, Class A4 3.82%, 11/10/2048	1,235,000	1,164,021
Citigroup Commercial Mtg. Trust VRS
Series 2014-GC23, Class XA 1.04%, 07/10/2047(2)(4)	2,837,548	13,077
Series 2015-GC29, Class XA 1.15%, 04/10/2048(2)(4)	2,694,439	31,513
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(2)	371,497	349,809
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	428,556	337,650
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	722,260	547,673
Series 2022-5, Class A1 4.55%, 04/25/2067*(2)	828,472	780,016
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	157,449
Series 2013-300P, Class A1 4.35%, 08/10/2030*	845,000	771,046
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 4.08%, 01/10/2039*(2)	190,000	142,529
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	225,000	217,511
Series 2015-C3, Class A3 3.45%, 08/15/2048	641,439	614,374
Series 2015-C1, Class A4 3.51%, 04/15/2050	1,448,000	1,390,816
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.85%, 06/15/2057(2)(4)	8,244,636	61,883
Series 2016-C6, Class XA 2.02%, 01/15/2049(2)(4)	1,697,657	59,369
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	367,237	277,478
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(2)	521,931	431,919
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(2)	269,341	250,759
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(2)	443,700	359,816
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	336,133	294,348
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(2)	1,536,000	1,416,832
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,478,023
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(2)(4)	$ 952,957	$ 56,826
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(2)	172,223	146,946
Deutsche Alt-A Securities Mtg. Loan Trust FRS
Series 2007-RMP1, Class A2 5.73%, (H15T1Y+0.41%), 12/25/2036	70,495	63,257
Series 2007-AR2, Class A1 5.73%, (H15T1Y+0.41%), 03/25/2037	7,796	6,849
DSLA Mtg. Loan Trust FRS
Series 2006-AR1, Class 1A1A 5.55%, (TSFR3M+0.92%), 03/19/2046	122,058	97,210
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	174,033	135,513
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 8.01%, (SOFR30A+2.70%), 07/25/2043*	530,000	532,813
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(2)	361,637	286,519
GMACM Mtg. Loan Trust VRS
Series 2006-AR1, Class 1A1 3.28%, 04/19/2036(2)	108,048	82,431
Series 2005-AR5, Class 4A1 4.01%, 09/19/2035(2)	12,581	10,648
GreenPoint Mtg. Funding Trust FRS
Series 2005-AR4, Class 3A1 6.03%, (TSFR1M+1.40%), 10/25/2045	98,577	74,347
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,285,000	940,962
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	155,000	149,869
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	1,199,000	1,110,805
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,127,858
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,232,776
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.78%, 02/13/2053(2)(4)	4,990,566	144,328
GSR Mtg. Loan Trust FRS
Series 2007-1F, Class 4A1 5.73%, (TSFR1M+0.41%), 01/25/2037	305,051	79,493
GSR Mtg. Loan Trust VRS
Series 2006-AR1, Class 2A1 3.92%, 01/25/2036(2)	2,993	2,723
Series 2006-AR1, Class 2A4 3.92%, 01/25/2036(2)	38,751	34,989
Series 2005-AR5, Class 2A3 4.63%, 10/25/2035(2)	42,926	23,496
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.82%, (TSFR1M+0.49%), 01/19/2038	5,319	4,606
Series 2006-12, Class 2A13 5.92%, (TSFR1M+0.59%), 12/19/2036	120,533	111,374

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
IndyMac Index Mtg. Loan Trust FRS
Series 2005-AR14, Class 1A1A 5.99%, (TSFR3M+0.67%), 07/25/2035	$ 2,814	$ 2,009
IndyMac Index Mtg. Loan Trust VRS
Series 2007-AR9, Class 2A1 3.67%, 04/25/2037(2)	105,089	65,626
Series 2006-AR3, Class 1A1 3.73%, 12/25/2036(2)	94,254	79,957
JPMBB Commercial Mtg. Securities Trust
Series 2014-C21, Class A5 3.77%, 08/15/2047	290,000	284,001
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,004,677
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	277,477
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,240,181
JPMorgan Mtg. Trust VRS
Series 2006-A3, Class 3A2 3.93%, 05/25/2036(2)	36,633	29,533
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(3)	252,649	233,360
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(3)	349,664	325,642
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(3)	684,384	678,012
Lehman XS Trust FRS
Series 2006-16N, Class A4A 5.81%, (TSFR3M+0.49%), 11/25/2046	190,218	160,602
LIFE Mtg. Trust FRS
Series 2021-BMR, Class D 6.85%, (TSFR3M+1.51%), 03/15/2038*	201,509	194,927
LSTAR Securities Investment, Ltd. FRS
Series 2021-1, Class A 8.23%, (TSFR3M+2.91%), 02/01/2026*	418,272	413,756
MASTR Adjustable Rate Mtg. Trust VRS
Series 2004-13, Class 3A7 5.39%, 11/21/2034(2)	22,412	20,840
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A4, Class 1A 4.32%, 07/25/2035(2)	93,319	43,587
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(2)	132,303	120,386
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(2)	45,182	39,852
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(2)	263,902	214,634
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	190,225	165,414
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(2)	599,551	561,356
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4 3.25%, 02/15/2048	791,000	758,490
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(2)(4)	$ 1,597,394	$ 9,797
Morgan Stanley Capital I Trust
Series 2016-BNK2, Class A4 3.05%, 11/15/2049	1,475,000	1,334,421
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.48%, 06/15/2050(2)(4)	1,513,164	45,468
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.93%, (TSFR1M+1.61%), 06/25/2057*	311,537	309,509
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	164,184	144,670
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(2)	76,152	70,169
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	292,743	266,261
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	323,532	298,527
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	330,723	301,147
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	341,025	310,329
Series 2018-5A, Class A1 4.75%, 12/25/2057*(2)	261,485	248,865
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	772,173	614,012
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.76%, 06/25/2036(2)	63,798	46,784
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(2)	1,057,905	787,837
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(2)	498,041	403,512
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(2)	556,230	415,415
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	532,159
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(3)	478,510	441,351
Series 2021-3, Class A1 1.87%, 04/25/2026*(3)	293,397	275,243
Series 2021-4, Class A1 1.87%, 04/25/2026*(3)	456,310	419,392
Series 2020-6, Class A1 2.36%, 11/25/2025*(3)	119,297	115,848
Series 2021-9, Class A1 2.36%, 10/25/2026*(3)	796,428	742,209
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(2)	168,724	161,829
RALI Series Trust
Series 2005-QS17, Class A9 6.00%, 12/25/2035	33,851	28,523

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
RALI Series Trust FRS
Series 2006-QA3, Class A2 6.03%, (TSFR1M+0.71%), 04/25/2036	$ 260,834	$ 221,918
RFMSI Series Trust VRS
Series 2007-SA2, Class 2A1 4.57%, 04/25/2037(2)	8,704	7,140
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	1,225,000	1,138,270
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(2)	24,440	20,981
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	630,000	604,916
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(2)	371,075	320,607
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)	135,707	119,224
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	692,177	547,105
Structured Adjustable Rate Mtg. Loan Trust FRS
Series 2004-13, Class A2 5.73%, (12MTA+0.41%), 09/25/2034	12,323	10,552
Structured Asset Mtg. Investments II Trust FRS
Series 2006-AR1, Class 3A1 5.89%, (TSFR1M+0.57%), 02/25/2036	44,674	34,304
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(3)	488,277	474,777
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	482,076	440,800
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	1,097,040	865,158
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(2)	234,396	198,804
Series 2021-4, Class A1 0.94%, 07/25/2066*(2)	318,300	240,031
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	204,728	170,612
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	478,638	393,964
Series 2021-7, Class A1 1.83%, 10/25/2066*(2)	969,500	807,709
WaMu Mtg. Pass-Through Certs. Trust VRS
Series 2007-HY6, Class 1A1 3.78%, 06/25/2037(2)	70,629	60,322
Washington Mutual Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR17, Class 1A 4.27%, (12MTA+0.82%), 12/25/2046	178,797	148,206
Series 2006-AR9, Class 1A 5.46%, (12MTA+0.83%), 11/25/2046	73,738	59,390
Series 2006-AR13, Class 1A 5.51%, (12MTA+0.88%), 10/25/2046	87,164	71,432
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2006-5, Class 1A1 6.00%, (TSFR1M+0.71%), 07/25/2036	$ 39,408	$ 25,883
Series 2006-AR15, Class 2A 6.13%, (12MTA+1.50%), 11/25/2046	37,348	31,981
Wells Fargo Commercial Mtg. Trust
Series 2017-C39, Class A5 3.42%, 09/15/2050	1,365,000	1,238,799
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(2)(4)	5,151,431	71,269
Series 2015-NXS1, Class XA 1.20%, 05/15/2048(2)(4)	2,431,026	24,420
Series 2015-NXS1, Class D 4.28%, 05/15/2048(2)	75,000	62,247
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR16, Class A1 6.24%, 10/25/2036(2)	21,789	19,652
		53,985,885
U.S. Government Agency — 1.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.73%, 03/25/2027(2)(4)	4,711,507	81,266
Series K124, Class X1 0.81%, 12/25/2030(2)(4)	3,476,156	139,806
Series K122, Class X1 0.97%, 11/25/2030(2)(4)	883,961	41,671
Series K121, Class X1 1.12%, 10/25/2030(2)(4)	1,612,613	86,674
Series K114, Class X1 1.21%, 06/25/2030(2)(4)	2,883,144	168,607
Series K104, Class X1 1.25%, 01/25/2030(2)(4)	2,456,373	133,514
Series K111, Class X1 1.68%, 05/25/2030(2)(4)	1,116,903	89,146
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	762,147	601,941
Series 4216, Class KQ 1.70%, 10/15/2039	73,068	70,972
Series 4961, Class JB 2.50%, 12/15/2042	345,998	300,738
Series 3883, Class PB 3.00%, 05/15/2041	108,451	99,479
Series 4740, Class BA 3.00%, 09/15/2045	49,479	46,581
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50%, 08/25/2059	300,075	264,862
Series 2019-3, Class MV 3.50%, 10/25/2058	210,811	184,487
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.56%, (SOFR30A+3.25%), 04/25/2043*	285,000	293,949
Series 2022-HQA2, Class M1B 9.31%, (SOFR30A+4.00%), 07/25/2042*	335,000	348,192
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA5, Class M2 6.96%, (TSFR1M+1.65%), 01/25/2034*	87,189	87,107

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2022-DNA3, Class M1B 8.21%, (SOFR30A+2.90%), 04/25/2042*	$ 310,000	$ 316,655
Series 2022-DNA4, Class M1B 8.66%, (SOFR30A+3.35%), 05/25/2042*	440,000	456,043
Series 2022-HQA1, Class M1B 8.81%, (TSFR3M+3.50%), 03/25/2042*	100,000	103,335
Series 2023-HQA1, Class M1B 8.81%, (SOFR30A+3.50%), 05/25/2043*	840,000	862,038
Series 2022-HQA3, Class M1B 8.86%, (TSFR1M+3.55%), 08/25/2042*	135,000	139,522
Series 2022-DNA6, Class M1B 9.01%, (SOFR30A+3.70%), 09/25/2042*	370,000	387,690
Series 2022-DNA5, Class M1B 9.81%, (SOFR30A+4.50%), 06/25/2042*	535,000	574,187
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.58%, (SOFR30A+2.26%), 09/25/2031*	939	939
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	106,048	106,047
Series 2022-R08, Class 1M1 7.86%, (TSFR1M+2.55%), 07/25/2042*	136,963	139,477
Series 2023-R05, Class 1M2 8.41%, (SOFR30A+3.1%), 06/25/2043*	275,000	281,748
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	306,426	322,591
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	89,213	85,033
Series 2012-21, Class PQ 2.00%, 09/25/2041	66,309	59,008
Series 2012-18, Class GA 2.00%, 12/25/2041	115,457	101,393
Series 2015-48, Class QB 3.00%, 02/25/2043	135,118	126,657
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	414,963
Series 2018-27, Class EA 3.00%, 05/25/2048	274,920	235,522
Series 2018-35, Class CD 3.00%, 05/25/2048	172,938	145,548
Series 2019-45, Class PT 3.00%, 08/25/2049	230,804	200,082
Series 2012-52, Class PA 3.50%, 05/25/2042	94,797	87,963
Series 2012-120, Class ZB 3.50%, 11/25/2042	842,099	745,360
Series 2018-23, Class LA 3.50%, 04/25/2048	235,946	214,996
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,123,743
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	22,317	22,139
Series 2015-151, Class BA 1.70%, 10/20/2045	3,998	3,982
		10,295,653
Total Collateralized Mortgage Obligations (cost $72,868,159)		64,281,538
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.0%
U.S. Government — 38.5%
United States Treasury Bonds
1.13%, 05/15/2040	$ 2,018,000	$ 1,158,301
1.25%, 05/15/2050	8,004,000	3,776,262
1.38%, 11/15/2040(5)	2,440,000	1,444,080
1.38%, 08/15/2050	3,951,000	1,927,965
1.75%, 08/15/2041	1,854,000	1,154,550
1.88%, 02/15/2041 to 11/15/2051	1,383,000	888,285
2.00%, 08/15/2051	3,145,000	1,814,763
2.25%, 08/15/2046 to 08/15/2049	4,112,000	2,579,214
2.38%, 02/15/2042 to 05/15/2051	13,403,000	8,616,249
2.50%, 02/15/2045 to 05/15/2046	1,923,000	1,293,959
2.50%, 02/15/2046(6)	5,853,000	3,927,912
2.75%, 11/15/2042 to 08/15/2047	981,000	698,019
2.88%, 05/15/2043 to 05/15/2049	5,915,000	4,267,271
3.00%, 05/15/2042 to 08/15/2052	21,299,000	15,618,043
3.13%, 02/15/2043 to 05/15/2048	5,509,000	4,212,452
3.38%, 05/15/2044 to 11/15/2048	2,057,000	1,625,226
3.63%, 08/15/2043 to 05/15/2053	7,654,000	6,365,872
3.88%, 05/15/2043	231,000	200,826
4.00%, 11/15/2042(6)	2,650,000	2,352,082
4.38%, 11/15/2039 to 05/15/2040	2,035,000	1,933,717
4.50%, 02/15/2036	4,599,000	4,585,886
4.75%, 02/15/2041	493,000	487,589
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,223,486
5.38%, 02/15/2031	1,289,000	1,351,285
6.13%, 11/15/2027	544,000	573,176
6.38%, 08/15/2027	1,217,000	1,287,120
United States Treasury Bonds TIPS
0.13%, 02/15/2052(7)	1,373,673	753,776
0.25%, 02/15/2050(7)	4,208,848	2,476,109
United States Treasury Notes
0.25%, 06/30/2025 to 09/30/2025	14,380,000	13,148,931
0.38%, 09/15/2024 to 09/30/2027	16,685,000	14,835,504
0.50%, 02/28/2026 to 10/31/2027	15,428,000	13,315,488
0.63%, 07/31/2026 to 08/15/2030	21,631,000	18,118,001
0.75%, 05/31/2026 to 01/31/2028	9,681,000	8,478,530
0.88%, 11/15/2030	910,000	707,952
1.13%, 02/29/2028 to 02/15/2031	8,212,000	6,745,008
1.25%, 05/31/2028 to 08/15/2031	12,614,000	10,353,891
1.38%, 11/15/2031	3,786,000	2,967,573
1.50%, 08/15/2026 to 02/15/2030	4,472,000	4,067,245
1.63%, 02/15/2026 to 05/15/2031	17,483,000	15,264,080
1.88%, 08/31/2024 to 02/28/2027	2,031,000	1,894,866
2.00%, 02/15/2025 to 11/15/2026	12,647,000	11,925,983
2.13%, 09/30/2024 to 05/15/2025	6,995,000	6,693,216
2.25%, 10/31/2024 to 11/15/2027	17,803,000	16,813,037
2.38%, 05/15/2027	1,145,000	1,055,905
2.63%, 03/31/2025 to 02/15/2029	7,167,000	6,782,688
2.75%, 07/31/2027 to 08/15/2032	8,212,000	7,282,184
2.88%, 07/31/2025 to 05/15/2032	8,961,000	8,227,125
3.00%, 07/31/2024 to 07/15/2025	1,400,000	1,360,324
3.63%, 05/31/2028	3,565,000	3,416,830
4.13%, 11/15/2032	2,943,000	2,838,386
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)	5,228,081	4,657,332
0.75%, 07/15/2028(7)	3,123,478	2,906,298
		266,449,852
U.S. Government Agency — 30.5%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	1,012,933	843,934
2.00%, 02/01/2036 to 08/01/2052	6,849,025	5,346,770

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
2.50%, 01/01/2028 to 09/01/2051	$ 1,092,274	$ 923,756
3.00%, 08/01/2027 to 08/01/2046	1,631,001	1,394,405
3.50%, 01/01/2032 to 02/01/2052	2,330,774	2,055,583
4.00%, 09/01/2040 to 01/01/2050	948,312	862,507
4.50%, 07/01/2045 to 06/01/2052	1,123,369	1,034,766
5.00%, 09/01/2031 to 01/01/2053	4,245,164	4,013,673
5.50%, 01/01/2036 to 01/01/2053	624,314	605,667
6.00%, 03/01/2040 to 01/01/2053	304,207	300,791
6.25%, 07/15/2032	206,000	227,919
6.75%, 03/15/2031	100,000	112,074
Federal Home Loan Mtg. Corp. FRS
4.74%, (RFUCCT6M+1.49%), 02/01/2037	6,202	6,188
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,466,953	1,055,497
1.88%, 09/24/2026	837,000	768,639
2.00%, 07/01/2035 to 05/01/2052	28,845,152	22,141,947
2.50%, 04/01/2028 to 04/01/2052	10,895,187	8,847,899
2.63%, 09/06/2024	2,025,000	1,972,476
3.00%, 10/01/2027 to 07/01/2052	5,830,025	4,959,461
3.50%, 08/01/2026 to 08/01/2049	3,120,233	2,745,949
4.00%, 03/01/2039 to 03/01/2049	2,206,306	2,007,269
4.50%, 10/01/2024 to 12/01/2048	863,651	808,287
5.00%, 05/01/2040 to 01/01/2053	4,021,988	3,799,783
5.50%, 12/01/2029 to 04/01/2053	604,265	587,209
6.00%, 11/01/2038 to 09/01/2053	1,011,160	999,112
6.50%, 10/01/2037 to 10/01/2053	400,309	402,241
6.63%, 11/15/2030	871,000	964,149
7.25%, 05/15/2030	2,260,000	2,570,388
Federal National Mtg. Assoc. FRS
4.11%, (TSFR1M+1.77%), 05/01/2040	45,235	46,015
4.24%, (TSFR1M+1.83%), 10/01/2040	29,335	29,873
4.85%, (RFUCCT1Y+1.57%), 05/01/2037	7,948	8,034
5.52%, (TSFR1M+2.21%), 10/01/2035	50,467	51,138
5.56%, (TSFR1M+2.27%), 11/01/2036	20,634	20,985
6.06%, (RFUCCT1Y+1.82%), 10/01/2040	9,306	9,515
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,371,401	1,089,922
2.00%, October 30 TBA	4,500,000	3,556,934
2.50%, 07/20/2051 to 09/20/2051	2,699,266	2,207,732
3.00%, 02/20/2045 to 03/20/2052	1,106,683	946,766
3.00%, October 30 TBA	20,300,000	17,202,664
3.50%, 03/20/2045 to 07/20/2045	128,529	114,540
3.50%, October 30 TBA	14,300,000	12,524,789
4.00%, 03/15/2039 to 10/20/2052	1,546,827	1,405,217
4.50%, 09/15/2033 to 04/20/2047	299,815	285,053
4.50%, October 30 TBA	6,800,000	6,281,766
5.00%, 06/15/2033 to 08/15/2038	196,725	190,759
5.50%, 02/15/2032 to 05/20/2053	1,119,514	1,087,456
6.00%, 04/15/2028 to 12/15/2036	433,694	433,290
6.50%, 09/15/2028 to 12/15/2031	5,128	5,160
7.50%, 09/15/2030	6,089	6,080
Tennessee Valley Authority
4.25%, 09/15/2065	577,000	457,532
Uniform Mtg. Backed Securities
2.00%, October 30 TBA	24,600,000	18,709,453
2.50%, October 30 TBA	7,600,000	6,031,597
3.00%, October 30 TBA	16,000,000	13,228,125
3.50%, October 30 TBA	19,100,000	16,424,508
4.00%, October 30 TBA	10,300,000	9,169,414
4.50%, October 30 TBA	7,495,000	6,881,347
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.50%, October 30 TBA		$12,135,000	$ 11,726,866
6.00%, October 30 TBA		9,300,000	9,177,937
			211,668,806
Total U.S. Government & Agency Obligations (cost $538,283,219)			478,118,658
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Banks — 0.1%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033*		200,000	188,500
Development Bank of Japan, Inc.
1.75%, 02/18/2025*		268,000	254,013
Industrial Bank of Korea
1.04%, 06/22/2025*		341,000	314,808
			757,321
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033		151,000	141,398
Sovereign — 1.3%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	10,630,000	2,020,173
Government of Bermuda
2.38%, 08/20/2030*		200,000	160,600
5.00%, 07/15/2032*		200,000	186,347
Government of Hungary
1.63%, 04/28/2032	EUR	1,240,000	970,345
Government of Macedonia
2.75%, 01/18/2025	EUR	410,000	414,933
3.68%, 06/03/2026*	EUR	480,000	476,397
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	399,836
2.75%, 04/14/2041	EUR	1,475,000	912,989
3.38%, 02/08/2038	EUR	255,000	189,165
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	110,000	81,191
5.00%, 01/18/2053*		250,000	207,500
Republic of Angola
8.00%, 11/26/2029		325,000	267,048
Republic of Benin
4.95%, 01/22/2035*	EUR	585,000	423,790
Republic of Chile
1.25%, 01/22/2051	EUR	255,000	130,077
Republic of Costa Rica
6.55%, 04/03/2034*		245,000	238,071
Republic of Hungary
6.75%, 09/25/2052*		200,000	189,580
Republic of Indonesia
1.10%, 03/12/2033	EUR	1,075,000	817,480
Republic of Philippines
1.20%, 04/28/2033	EUR	740,000	582,862
1.75%, 04/28/2041	EUR	300,000	199,890
			8,868,274
Total Foreign Government Obligations (cost $13,017,828)			9,766,993
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		85,000	81,933
6.14%, 12/01/2039		335,000	300,101
6.32%, 11/01/2029		355,000	344,292

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040	$ 160,000	$ 129,326
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	925,000	858,696
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	1,260,000	1,300,928
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	525,000	514,846
Total Municipal Securities (cost $3,859,540)		3,530,122
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co. †(8) (cost $587)	587	0
Total Long-Term Investment Securities (cost $914,307,240)		815,597,323
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45%(9) (cost $498,127)	498,027	498,127
REPURCHASE AGREEMENTS — 0.6%
Bank of America Securities LLC Joint Repurchase Agreement(10)	845,000	845,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)	930,000	930,000
BNP Paribas SA Joint Repurchase Agreement(10)	915,000	915,000
Deutsche Bank AG Joint Repurchase Agreement(10)	845,000	845,000
RBS Securities, Inc. Joint Repurchase Agreement(10)	845,000	845,000
Total Repurchase Agreements (cost $4,380,000)		4,380,000
TOTAL INVESTMENTS (cost $919,185,367)(11)	118.3%	820,475,450
Other assets less liabilities	(18.3)	(127,147,436)
NET ASSETS	100.0%	$ 693,328,014
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At September 30, 2023, the aggregate value of these securities was $129,206,064 representing 18.6% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2023.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	Securities classified as Level 3 (see Note 2).
(9)	The rate shown is the 7-day yield as of September 30, 2023.
(10)	See Note 2 for details of Joint Repurchase Agreements.
(11)	See Note 4 for cost of investments on a tax basis.
3 ML—3 Month USD LIBOR
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 9,512	$ 150,701	$ 160,213
Centrally Cleared	2,225,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,690	391,975	395,665
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(14,972)	194,601	179,629
Centrally Cleared	2,165,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	9,294	145,899	155,193
								$ 7,524	$883,176	$890,700
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$1,720,000	USD	$ 1,720,000	1.000%	Quarterly	Jun 2027	$ 70,647	$ (52,821)	$ 17,826
Centrally Cleared	Federative Republic of Brazil	1,710,000	USD	1,710,000	1.000	Quarterly	Jun 2028	82,133	(33,232)	48,901
				$3,430,000				$152,780	$(86,053)	$66,727
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
29	Short	Canada 10 Year Bonds	December 2023	$ 2,523,865	$ 2,458,141	$ 65,724
24	Short	Euro Buxl 30 Year Bonds	December 2023	3,315,826	3,104,762	211,064
39	Short	Euro-BTP	December 2023	4,693,150	4,524,470	168,680
7	Short	Euro-BUND	December 2023	971,830	952,033	19,797
177	Short	U.S. Treasury 5 Year Notes	December 2023	18,783,141	18,648,610	134,531
128	Short	U.S. Treasury Ultra 10 Year Notes	December 2023	14,703,309	14,280,000	423,309
70	Short	U.S. Treasury Ultra Bonds	December 2023	8,950,734	8,308,125	642,609
						$1,665,714
						Unrealized (Depreciation)
164	Long	Canada 5 Year Bonds	December 2023	$13,191,035	$13,037,894	$ (153,141)
15	Long	Long Gilt	December 2023	1,732,590	1,723,269	(9,321)
9	Long	U.S. Treasury 10 Year Notes	December 2023	976,500	972,563	(3,937)
137	Long	U.S. Treasury 2 Year Notes	December 2023	27,832,847	27,771,398	(61,449)
36	Long	U.S. Treasury Long Bonds	December 2023	4,326,992	4,096,125	(230,867)
						$ (458,715)
		Net Unrealized Appreciation (Depreciation)				$1,206,999
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of Montreal	EUR	191,000	USD	205,787	12/20/2023	$ 3,112	$—
Deutsche Bank AG	EUR	6,458,000	USD	6,946,977	12/20/2023	94,224	—
Goldman Sachs International	BRL	10,095,000	USD	2,012,857	12/20/2023	23,817	—
JPMorgan Chase Bank, N.A.	EUR	213,000	USD	229,136	12/20/2023	3,116	—
Morgan Stanley & Co. International PLC	EUR	108,000	USD	116,195	12/20/2023	1,593	—
Unrealized Appreciation (Depreciation)						$125,862	$—
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$213,813,540	$—	$213,813,540
Asset Backed Securities	—	46,086,472	—	46,086,472
Collateralized Mortgage Obligations	—	64,281,538	—	64,281,538
U.S. Government & Agency Obligations	—	478,118,658	—	478,118,658
Foreign Government Obligations	—	9,766,993	—	9,766,993
Municipal Securities	—	3,530,122	—	3,530,122
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	498,127	—	—	498,127
Repurchase Agreements	—	4,380,000	—	4,380,000
Total Investments at Value	$ 498,127	$819,977,323	$ 0	$820,475,450
Other Financial Instruments:†
Swaps	$ —	$ 883,176	$—	$ 883,176
Futures Contracts	1,665,714	—	—	1,665,714
Forward Foreign Currency Contracts	—	125,862	—	125,862
Total Other Financial Instruments	$1,665,714	$ 1,009,038	$—	$ 2,674,752
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 86,053	$—	$ 86,053
Futures Contracts	458,715	—	—	458,715
Total Other Financial Instruments	$ 458,715	$ 86,053	$—	$ 544,768
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Internet	20.3%
Software	17.0
U.S. Government & Agency Obligations	13.9
Biotechnology	5.5
Commercial Services	5.0
Collateralized Mortgage Obligations	4.6
Advertising	3.7
Banks	3.3
Auto Manufacturers	2.6
Retail	2.1
Diversified Financial Services	2.0
Electric	1.6
REITS	1.5
Oil & Gas	1.5
Other Asset Backed Securities	1.1
Healthcare-Products	1.0
Semiconductors	0.9
Repurchase Agreements	0.7
Auto Loan Receivables	0.6
Insurance	0.6
Media	0.6
Pharmaceuticals	0.6
Healthcare-Services	0.6
Computers	0.6
Engineering & Construction	0.5
Municipal Securities	0.5
Home Builders	0.5
Telecommunications	0.4
Chemicals	0.4
Pipelines	0.4
Electronics	0.4
Distribution/Wholesale	0.4
Building Materials	0.4
Transportation	0.4
Gas	0.3
Oil & Gas Services	0.3
Foreign Government Obligations	0.3
Entertainment	0.3
Food	0.3
Home Furnishings	0.3
Agriculture	0.3
Apparel	0.2
Environmental Control	0.2
Auto Parts & Equipment	0.2
Cosmetics/Personal Care	0.2
Lodging	0.2
Purchased Options	0.2
Savings & Loans	0.2
Electrical Components & Equipment	0.2
Home Equity	0.2
Coal	0.2
Iron/Steel	0.1
Mining	0.1
Machinery-Diversified	0.1
Packaging & Containers	0.1
Trucking & Leasing	0.1
Metal Fabricate/Hardware	0.1
Miscellaneous Manufacturing	0.1
Aerospace/Defense	0.1
Leisure Time	0.1
Household Products/Wares	0.1
Machinery-Construction & Mining	0.1
Beverages	0.1
Airlines	0.1
Investment Companies	0.1
Hand/Machine Tools	0.1

Energy-Alternate Sources	0.1%
Water	0.1
Office/Business Equipment	0.1
102.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 70.6%
Advertising — 3.7%
Trade Desk, Inc., Class A†	15,991	$ 1,249,697
Aerospace/Defense — 0.0%
Joby Aviation, Inc.†	1,280	8,256
Agriculture — 0.1%
Andersons, Inc.	276	14,217
Darling Ingredients, Inc.†	200	10,440
Vital Farms, Inc.†	339	3,925
		28,582
Airlines — 0.1%
Alaska Air Group, Inc.†	158	5,859
SkyWest, Inc.†	480	20,131
		25,990
Apparel — 0.1%
Crocs, Inc.†	433	38,204
Steven Madden, Ltd.	361	11,469
		49,673
Auto Manufacturers — 2.6%
Tesla, Inc.†	3,450	863,259
Auto Parts & Equipment — 0.2%
Adient PLC†	702	25,764
American Axle & Manufacturing Holdings, Inc.†	3,078	22,346
Lear Corp.	52	6,979
Visteon Corp.†	90	12,426
XPEL, Inc.†	130	10,024
		77,539
Banks — 1.5%
Ameris Bancorp	453	17,391
Bancorp, Inc.†	244	8,418
Bank of N.T. Butterfield & Son, Ltd.	756	20,472
Banner Corp.	274	11,612
Business First Bancshares, Inc.	90	1,688
Byline Bancorp, Inc.	555	10,939
Capital City Bank Group, Inc.	267	7,965
Central Pacific Financial Corp.	152	2,535
Coastal Financial Corp.†	99	4,248
Columbia Banking System, Inc.	195	3,959
ConnectOne Bancorp, Inc.	1,638	29,206
Customers Bancorp, Inc.†	1,137	39,170
CVB Financial Corp.	857	14,201
Dime Community Bancshares, Inc.	107	2,136
Eastern Bankshares, Inc.	1,111	13,932
Enterprise Financial Services Corp.	392	14,700
Financial Institutions, Inc.	40	673
First BanCorp/Puerto Rico	3,067	41,282
First Bancshares, Inc.	93	2,508
First Citizens BancShares, Inc., Class A	13	17,941
First Commonwealth Financial Corp.	287	3,504
First Financial Corp.	99	3,347
First Merchants Corp.	409	11,378
First Mid Bancshares, Inc.	129	3,426
FNB Corp.	213	2,298
Heritage Commerce Corp.	580	4,913
Mercantile Bank Corp.	37	1,144
Merchants Bancorp	578	16,022
Mid Penn Bancorp, Inc.	38	765
MidWestOne Financial Group, Inc.	60	1,220
MVB Financial Corp.	17	384
Security Description	Shares or Principal Amount	Value

Banks (continued)
OFG Bancorp	900	$ 26,874
Old National Bancorp	1,220	17,739
Old Second Bancorp, Inc.	719	9,786
Pathward Financial, Inc.	441	20,326
Peapack-Gladstone Financial Corp.	164	4,207
Peoples Bancorp, Inc.	61	1,548
Pinnacle Financial Partners, Inc.	131	8,782
Popular, Inc.	535	33,710
Premier Financial Corp.	86	1,467
QCR Holdings, Inc.	249	12,081
South Plains Financial, Inc.	21	555
Southside Bancshares, Inc.	91	2,612
SouthState Corp.	224	15,089
Towne Bank	53	1,215
TriCo Bancshares	274	8,776
Univest Financial Corp.	69	1,199
Veritex Holdings, Inc.	473	8,490
Wintrust Financial Corp.	346	26,123
		513,956
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	17	10,817
Primo Water Corp.	1,255	17,319
		28,136
Biotechnology — 5.4%
2seventy bio, Inc.†	883	3,461
ACADIA Pharmaceuticals, Inc.†	880	18,339
Allogene Therapeutics, Inc.†	1,488	4,717
Amicus Therapeutics, Inc.†	2,701	32,844
Arrowhead Pharmaceuticals, Inc.†	284	7,631
Atara Biotherapeutics, Inc.†	4,231	6,262
Axsome Therapeutics, Inc.†	369	25,789
Beam Therapeutics, Inc.†	169	4,064
Biohaven, Ltd.†	40	1,040
Bluebird Bio, Inc.†	92	280
Blueprint Medicines Corp.†	151	7,583
Bridgebio Pharma, Inc.†	159	4,193
Dyne Therapeutics, Inc.†	925	8,288
Esperion Therapeutics, Inc.†	5,027	4,926
EyePoint Pharmaceuticals, Inc.†	1,890	15,101
Fate Therapeutics, Inc.†	2,599	5,510
Illumina, Inc.†	3,457	474,577
Immunovant, Inc.†	1,063	40,809
Inhibrx, Inc.†	945	17,341
Insmed, Inc.†	343	8,661
Intellia Therapeutics, Inc.†	288	9,107
Kymera Therapeutics, Inc.†	447	6,213
MeiraGTx Holdings PLC†	1,072	5,264
NGM Biopharmaceuticals, Inc.†	2,852	3,052
OmniAb, Inc. (Earnout Shares 12.50)†(1)	56	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	56	0
Ovid therapeutics, Inc.†	4,893	18,789
Point Biopharma Global, Inc.†	1,707	11,386
Prothena Corp. PLC†	327	15,778
PTC Therapeutics, Inc.†	276	6,185
Recursion Pharmaceuticals, Inc., Class A†	821	6,281
Relay Therapeutics, Inc.†	1,043	8,772
Replimune Group, Inc.†	726	12,422
REVOLUTION Medicines, Inc.†	989	27,375
Royalty Pharma PLC, Class A	32,660	886,392
Sage Therapeutics, Inc.†	351	7,224
Sana Biotechnology, Inc.†	8	31

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
SpringWorks Therapeutics, Inc.†	660	$ 15,259
Sutro Biopharma, Inc.†	79	274
Syndax Pharmaceuticals, Inc.†	851	12,356
Travere Therapeutics, Inc.†	1,028	9,190
Twist Bioscience Corp.†	324	6,564
Tyra Biosciences, Inc.†	1,214	16,717
Vericel Corp.†	236	7,911
Viking Therapeutics, Inc.†	1,360	15,055
Xencor, Inc.†	1,286	25,913
		1,824,926
Building Materials — 0.3%
Apogee Enterprises, Inc.	134	6,309
Boise Cascade Co.	156	16,074
Gibraltar Industries, Inc.†	136	9,181
JELD-WEN Holding, Inc.†	253	3,380
Louisiana-Pacific Corp.	98	5,417
Summit Materials, Inc., Class A†	91	2,834
UFP Industries, Inc.	453	46,387
		89,582
Chemicals — 0.3%
AdvanSix, Inc.	210	6,527
Avient Corp.	326	11,514
Cabot Corp.	311	21,543
Ecovyst, Inc.†	188	1,850
H.B. Fuller Co.	216	14,820
Ingevity Corp.†	211	10,046
Livent Corp.†	206	3,792
Minerals Technologies, Inc.	78	4,271
Orion SA	1,563	33,261
Tronox Holdings PLC	719	9,663
		117,287
Coal — 0.2%
Alpha Metallurgical Resources, Inc.	99	25,713
Arch Resources, Inc.	90	15,359
CONSOL Energy, Inc.	39	4,092
Peabody Energy Corp.	113	2,937
SunCoke Energy, Inc.	260	2,639
		50,740
Commercial Services — 4.7%
Aaron's Co., Inc.	461	4,827
ABM Industries, Inc.	1,136	45,451
Adyen NV*†	981	731,925
AMN Healthcare Services, Inc.†	110	9,370
API Group Corp.†	1,368	35,472
Block, Inc.†	1,942	85,953
Brink's Co.	216	15,690
CBIZ, Inc.†	413	21,435
Cross Country Healthcare, Inc.†	429	10,635
EVERTEC, Inc.	639	23,758
Flywire Corp.†	811	25,863
Heidrick & Struggles International, Inc.	294	7,356
Herc Holdings, Inc.	140	16,652
Information Services Group, Inc.	3,779	16,552
John Wiley & Sons, Inc., Class A	240	8,921
Kforce, Inc.	254	15,154
LiveRamp Holdings, Inc.†	971	28,004
Medifast, Inc.	205	15,344
PROG Holdings, Inc.†	514	17,070
Progyny, Inc.†	1,051	35,755
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Remitly Global, Inc.†	264	$ 6,658
Repay Holdings Corp.†	1,938	14,709
Riot Platforms, Inc.†	1,199	11,187
Toast, Inc., Class A†	14,808	277,354
TriNet Group, Inc.†	402	46,825
TrueBlue, Inc.†	638	9,359
Upbound Group, Inc.	819	24,119
V2X, Inc.†	460	23,763
		1,585,161
Computers — 0.5%
CACI International, Inc., Class A†	89	27,940
Insight Enterprises, Inc.†	14	2,037
Integral Ad Science Holding Corp.†	450	5,350
KBR, Inc.	368	21,690
Qualys, Inc.†	187	28,527
Rapid7, Inc.†	476	21,791
Super Micro Computer, Inc.†	132	36,197
Unisys Corp.†	3,711	12,803
		156,335
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	435	47,776
Edgewell Personal Care Co.	597	22,065
		69,841
Distribution/Wholesale — 0.4%
MRC Global, Inc.†	1,365	13,991
Resideo Technologies, Inc.†	328	5,183
Rush Enterprises, Inc., Class A	828	33,807
ScanSource, Inc.†	220	6,668
Titan Machinery, Inc.†	236	6,273
Veritiv Corp.	124	20,944
WESCO International, Inc.	282	40,557
		127,423
Diversified Financial Services — 1.6%
AssetMark Financial Holdings, Inc.†	297	7,449
Avantax, Inc.†	370	9,465
Enova International, Inc.†	706	35,914
Federated Hermes, Inc.	316	10,703
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40	848
Intercontinental Exchange, Inc.	2,762	303,875
International Money Express, Inc.†	1,124	19,029
Mr. Cooper Group, Inc.†	766	41,027
PennyMac Financial Services, Inc.	120	7,992
Piper Sandler Cos.	96	13,950
PJT Partners, Inc., Class A	159	12,631
Radian Group, Inc.	947	23,779
Stifel Financial Corp.	47	2,888
StoneX Group, Inc.†	109	10,564
Victory Capital Holdings, Inc., Class A	915	30,506
Virtus Investment Partners, Inc.	52	10,503
		541,123
Electric — 0.3%
Clearway Energy, Inc., Class A	173	3,446
Clearway Energy, Inc., Class C	649	13,733
IDACORP, Inc.	153	14,328
MGE Energy, Inc.	276	18,909
Northwestern Energy Group, Inc.	154	7,401

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Portland General Electric Co.	544	$ 22,021
Unitil Corp.	353	15,077
		94,915
Electrical Components & Equipment — 0.2%
Belden, Inc.	215	20,758
Encore Wire Corp.	195	35,580
		56,338
Electronics — 0.4%
Allient, Inc.	317	9,801
Atkore, Inc.†	390	58,184
Benchmark Electronics, Inc.	485	11,766
NEXTracker, Inc., Class A†	217	8,715
OSI Systems, Inc.†	318	37,537
		126,003
Energy-Alternate Sources — 0.1%
Green Plains, Inc.†	287	8,639
REX American Resources Corp.†	143	5,823
Sunnova Energy International, Inc.†	312	3,266
		17,728
Engineering & Construction — 0.5%
Comfort Systems USA, Inc.	315	53,679
IES Holdings, Inc.†	114	7,509
MasTec, Inc.†	294	21,159
MYR Group, Inc.†	377	50,805
Primoris Services Corp.	472	15,449
Sterling Infrastructure, Inc.†	430	31,596
		180,197
Entertainment — 0.2%
Everi Holdings, Inc.†	928	12,268
Lions Gate Entertainment Corp., Class A†	927	7,861
Marriott Vacations Worldwide Corp.	168	16,906
SeaWorld Entertainment, Inc.†	787	36,399
		73,434
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	376	17,052
Tetra Tech, Inc.	216	32,838
		49,890
Food — 0.2%
Hostess Brands, Inc.†	969	32,277
John B. Sanfilippo & Son, Inc.	166	16,401
SpartanNash Co.	357	7,854
United Natural Foods, Inc.†	1,213	17,152
		73,684
Gas — 0.1%
Chesapeake Utilities Corp.	125	12,219
New Jersey Resources Corp.	273	11,092
Northwest Natural Holding Co.	208	7,937
ONE Gas, Inc.	220	15,022
		46,270
Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	162	2,114
Healthcare-Products — 0.9%
Adaptive Biotechnologies Corp.†	109	594
Alphatec Holdings, Inc.†	739	9,585
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
AngioDynamics, Inc.†	1,105	$ 8,078
AtriCure, Inc.†	724	31,711
Axonics, Inc.†	128	7,183
Inari Medical, Inc.†	203	13,276
Inmode, Ltd.†	383	11,666
Inspire Medical Systems, Inc.†	88	17,463
Intuitive Surgical, Inc.†	365	106,686
Lantheus Holdings, Inc.†	542	37,658
Merit Medical Systems, Inc.†	315	21,741
Natera, Inc.†	161	7,124
OmniAb, Inc.†	594	3,083
Omnicell, Inc.†	174	7,837
Quanterix Corp.†	205	5,564
Shockwave Medical, Inc.†	77	15,331
SI-BONE, Inc.†	469	9,962
Treace Medical Concepts, Inc.†	375	4,916
		319,458
Healthcare-Services — 0.4%
Fulgent Genetics, Inc.†	234	6,257
HealthEquity, Inc.†	511	37,329
Medpace Holdings, Inc.†	145	35,109
National HealthCare Corp.	316	20,218
OPKO Health, Inc.†	3,560	5,696
Surgery Partners, Inc.†	176	5,148
Tenet Healthcare Corp.†	160	10,542
		120,299
Home Builders — 0.4%
Forestar Group, Inc.†	285	7,678
Landsea Homes Corp.†	1,322	11,885
LGI Homes, Inc.†	104	10,347
Meritage Homes Corp.	221	27,048
Skyline Champion Corp.†	114	7,264
Taylor Morrison Home Corp.†	1,213	51,686
Tri Pointe Homes, Inc.†	642	17,559
		133,467
Home Furnishings — 0.3%
MillerKnoll, Inc.	1,359	33,227
Sonos, Inc.†	3,448	44,514
Xperi, Inc.†	1,142	11,260
		89,001
Household Products/Wares — 0.1%
Central Garden & Pet Co., Class A†	808	32,393
Insurance — 0.4%
American Equity Investment Life Holding Co.†	227	12,176
BRP Group, Inc., Class A†	240	5,575
Essent Group, Ltd.	634	29,982
Jackson Financial, Inc., Class A	594	22,703
James River Group Holdings, Ltd.	253	3,884
Kinsale Capital Group, Inc.	9	3,727
NMI Holdings, Inc., Class A†	485	13,139
Palomar Holdings, Inc.†	271	13,753
RLI Corp.	172	23,373
Skyward Specialty Insurance Group, Inc.†	183	5,007
		133,319
Internet — 20.1%
Airbnb, Inc., Class A†	6,603	905,998
Amazon.com, Inc.†	5,252	667,634
Blade Air Mobility, Inc.†	1,774	4,595

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Cars.com, Inc.†	345	$ 5,817
Chewy, Inc., Class A†	14,756	269,444
DoorDash, Inc., Class A†	13,538	1,075,865
Magnite, Inc.†	631	4,758
MercadoLibre, Inc.†	543	688,459
Meta Platforms, Inc., Class A†	2,093	628,339
Open Lending Corp.†	285	2,086
OptimizeRx Corp.†	357	2,777
Perficient, Inc.†	159	9,200
Q2 Holdings, Inc.†	227	7,325
QuinStreet, Inc.†	550	4,933
Shopify, Inc., Class A†	21,494	1,172,928
Shutterstock, Inc.	332	12,633
Squarespace, Inc., Class A†	412	11,936
Uber Technologies, Inc.†	28,288	1,300,965
Yelp, Inc.†	584	24,288
		6,799,980
Iron/Steel — 0.1%
ATI, Inc.†	103	4,238
Commercial Metals Co.	857	42,344
Schnitzer Steel Industries, Inc., Class A	136	3,788
		50,370
Leisure Time — 0.1%
Acushnet Holdings Corp.	472	25,035
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	715	26,226
Boyd Gaming Corp.	361	21,960
Hilton Grand Vacations, Inc.†	394	16,036
		64,222
Machinery-Construction & Mining — 0.1%
Argan, Inc.	427	19,437
Bloom Energy Corp., Class A†	300	3,978
Terex Corp.	82	4,725
		28,140
Machinery-Diversified — 0.1%
Albany International Corp., Class A	33	2,847
Watts Water Technologies, Inc., Class A	235	40,613
		43,460
Media — 0.1%
Gray Television, Inc.	479	3,315
Liberty Latin America, Ltd., Class C†	2,044	16,679
Thryv Holdings, Inc.†	496	9,310
		29,304
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	445	33,446
Olympic Steel, Inc.	44	2,474
Ryerson Holding Corp.	157	4,567
		40,487
Mining — 0.0%
Constellium SE†	729	13,268
Miscellaneous Manufacturing — 0.1%
Fabrinet †	235	39,156
Oil & Gas — 1.0%
California Resources Corp.	193	10,810
Chord Energy Corp.	125	20,259
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Civitas Resources, Inc.	93	$ 7,521
CNX Resources Corp.†	306	6,909
CVR Energy, Inc.	255	8,678
Delek US Holdings, Inc.	428	12,159
Gulfport Energy Corp.†	30	3,560
Helmerich & Payne, Inc.	74	3,120
Magnolia Oil & Gas Corp., Class A	276	6,323
Matador Resources Co.	670	39,852
Murphy Oil Corp.	751	34,058
Noble Corp. PLC	528	26,743
Northern Oil & Gas, Inc.	101	4,063
Ovintiv, Inc.	508	24,166
Patterson-UTI Energy, Inc.	2,099	29,050
PBF Energy, Inc., Class A	295	15,791
SM Energy Co.	1,082	42,901
Valaris, Ltd.†	95	7,123
Weatherford International PLC†	248	22,402
		325,488
Oil & Gas Services — 0.3%
ChampionX Corp.	775	27,606
Liberty Energy, Inc.	1,629	30,169
NOW, Inc.†	2,720	32,286
Oceaneering International, Inc.†	590	15,175
Oil States International, Inc.†	853	7,140
Select Water Solutions, Inc.	673	5,350
		117,726
Packaging & Containers — 0.0%
Greif, Inc., Class A	84	5,612
O-I Glass, Inc.†	625	10,456
		16,068
Pharmaceuticals — 0.5%
Acelyrin, Inc.†	1,496	15,214
Aclaris Therapeutics, Inc.†	962	6,590
Alector, Inc.†	1,188	7,698
Alkermes PLC†	364	10,196
Amneal Pharmaceuticals, Inc.†	1,569	6,621
Arvinas, Inc.†	381	7,483
BellRing Brands, Inc.†	152	6,267
Catalyst Pharmaceuticals, Inc.†	682	7,972
Enanta Pharmaceuticals, Inc.†	318	3,552
Herbalife, Ltd.†	1,268	17,739
Kura Oncology, Inc.†	1,180	10,762
Longboard Pharmaceuticals, Inc.†	1,639	9,113
Madrigal Pharmaceuticals, Inc.†	108	15,772
Option Care Health, Inc.†	926	29,956
PMV Pharmaceuticals, Inc.†	892	5,477
Protagonist Therapeutics, Inc.†	468	7,806
USANA Health Sciences, Inc.†	270	15,825
Y-mAbs Therapeutics, Inc.†	22	120
		184,163
REITS — 1.2%
Agree Realty Corp.	764	42,203
Apple Hospitality REIT, Inc.	1,628	24,974
Armada Hoffler Properties, Inc.	152	1,557
Brandywine Realty Trust	1,929	8,758
BrightSpire Capital, Inc.	405	2,535
Broadstone Net Lease, Inc.	486	6,950
CareTrust REIT, Inc.	287	5,884
Community Healthcare Trust, Inc.	153	4,544
COPT Defense Properties	451	10,747

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
DiamondRock Hospitality Co.	619	$ 4,971
Dynex Capital, Inc.	126	1,504
Equity Commonwealth	136	2,498
Essential Properties Realty Trust, Inc.	424	9,171
First Industrial Realty Trust, Inc.	118	5,616
Global Medical REIT, Inc.	147	1,319
Innovative Industrial Properties, Inc.	70	5,296
Kite Realty Group Trust	741	15,872
KKR Real Estate Finance Trust, Inc.	167	1,982
Ladder Capital Corp.	647	6,638
LXP Industrial Trust	757	6,737
MFA Financial, Inc.	2,640	25,370
National Storage Affiliates Trust	194	6,158
PennyMac Mtg. Investment Trust	502	6,225
Phillips Edison & Co., Inc.	594	19,923
Physicians Realty Trust	1,422	17,334
Piedmont Office Realty Trust, Inc., Class A	772	4,339
Plymouth Industrial REIT, Inc.	611	12,801
PotlatchDeltic Corp.	377	17,112
Retail Opportunity Investments Corp.	856	10,597
RLJ Lodging Trust	1,477	14,460
RPT Realty	229	2,418
Ryman Hospitality Properties, Inc.	326	27,149
Sabra Health Care REIT, Inc.	685	9,549
SITE Centers Corp.	922	11,368
SL Green Realty Corp.	191	7,124
STAG Industrial, Inc.	475	16,392
Terreno Realty Corp.	179	10,167
UMH Properties, Inc.	343	4,809
Veris Residential, Inc.	231	3,812
		396,863
Retail — 1.8%
Abercrombie & Fitch Co., Class A†	262	14,769
Asbury Automotive Group, Inc.†	91	20,936
Beacon Roofing Supply, Inc.†	696	53,710
BJ's Wholesale Club Holdings, Inc.†	529	37,755
Bloomin' Brands, Inc.	770	18,934
BlueLinx Holdings, Inc.†	116	9,522
Boot Barn Holdings, Inc.†	314	25,494
Cava Group, Inc.†	605	18,531
Dine Brands Global, Inc.	123	6,082
FirstCash Holdings, Inc.	204	20,478
Floor & Decor Holdings, Inc., Class A†	2,977	269,419
GMS, Inc.†	693	44,331
Group 1 Automotive, Inc.	31	8,330
Kura Sushi USA, Inc., Class A†	82	5,422
Lithia Motors, Inc.	27	7,974
ODP Corp.†	423	19,522
Signet Jewelers, Ltd.	382	27,431
Wingstop, Inc.	78	14,028
		622,668
Savings & Loans — 0.2%
Axos Financial, Inc.†	258	9,768
Banc of California, Inc.	391	4,841
HomeTrust Bancshares, Inc.	129	2,795
OceanFirst Financial Corp.	2,082	30,126
Washington Federal, Inc.	377	9,659
		57,189
Semiconductors — 0.7%
ACM Research, Inc., Class A†	1,003	18,159
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Ambarella, Inc.†	62	$ 3,288
Axcelis Technologies, Inc.†	252	41,089
Cirrus Logic, Inc.†	86	6,361
Cohu, Inc.†	512	17,633
MACOM Technology Solutions Holdings, Inc.†	381	31,082
MaxLinear, Inc.†	189	4,205
Onto Innovation, Inc.†	89	11,349
Power Integrations, Inc.	190	14,499
Rambus, Inc.†	689	38,439
Semtech Corp.†	786	20,240
Silicon Laboratories, Inc.†	51	5,910
SMART Global Holdings, Inc.†	701	17,069
Ultra Clean Holdings, Inc.†	286	8,486
Veeco Instruments, Inc.†	483	13,577
		251,386
Software — 16.6%
Adeia, Inc.	843	9,003
Asana, Inc., Class A†	837	15,325
AvePoint, Inc.†	4,053	27,236
Avid Technology, Inc.†	646	17,358
Bill.com Holdings, Inc.†	6,931	752,499
BlackLine, Inc.†	300	16,641
Box, Inc., Class A†	1,305	31,594
Braze, Inc.†	326	15,234
C3.ai, Inc., Class A†	162	4,134
Cloudflare, Inc., Class A†	20,548	1,295,346
CommVault Systems, Inc.†	343	23,190
Datadog, Inc., Class A†	5,083	463,010
Donnelley Financial Solutions, Inc.†	713	40,128
Duolingo, Inc.†	89	14,762
Envestnet, Inc.†	254	11,184
Health Catalyst, Inc.†	2,674	27,061
MicroStrategy, Inc., Class A†	9	2,955
Oddity Tech, Ltd., Class A†	184	5,216
Olo, Inc., Class A†	1,927	11,678
Outset Medical, Inc.†	732	7,964
PDF Solutions, Inc.†	181	5,864
ROBLOX Corp., Class A†	30,711	889,391
Snowflake, Inc., Class A†	7,162	1,094,139
Sprout Social, Inc., Class A†	190	9,477
SPS Commerce, Inc.†	158	26,956
Veeva Systems, Inc., Class A†	1,333	271,199
Veradigm, Inc.†	983	12,917
Workiva, Inc.†	331	33,544
ZoomInfo Technologies, Inc.†	29,215	479,126
Zuora, Inc., Class A†	518	4,268
		5,618,399
Telecommunications — 0.2%
Aviat Networks, Inc.†	282	8,799
Calix, Inc.†	503	23,058
EchoStar Corp., Class A†	419	7,018
Extreme Networks, Inc.†	319	7,723
Gogo, Inc.†	340	4,056
Iridium Communications, Inc.	137	6,232
Ooma, Inc.†	917	11,930
		68,816
Transportation — 0.4%
ArcBest Corp.	376	38,220
Dorian LPG, Ltd.	268	7,700
Eagle Bulk Shipping, Inc.	71	2,984
Forward Air Corp.	64	4,399

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Hub Group, Inc., Class A†	407	$ 31,966
Matson, Inc.	196	17,389
Radiant Logistics, Inc.†	1,001	5,656
Safe Bulkers, Inc.	827	2,679
Teekay Tankers, Ltd., Class A	257	10,699
		121,692
Water — 0.1%
American States Water Co.	221	17,388
Total Common Stocks (cost $24,190,844)		23,887,284
CORPORATE BONDS & NOTES — 9.4%
Advertising — 0.0%
Lamar Media Corp.
4.88%, 01/15/2029	$ 15,000	13,575
Aerospace/Defense — 0.1%
Boeing Co.
5.04%, 05/01/2027	10,000	9,763
5.15%, 05/01/2030	6,000	5,733
Northrop Grumman Corp.
5.15%, 05/01/2040	4,000	3,652
RTX Corp.
5.15%, 02/27/2033	10,000	9,470
		28,618
Agriculture — 0.2%
BAT Capital Corp.
6.34%, 08/02/2030	5,000	4,925
Philip Morris International, Inc.
4.88%, 02/15/2028	5,000	4,844
5.13%, 11/17/2027 to 02/15/2030	35,000	33,970
5.38%, 02/15/2033	5,000	4,739
5.63%, 11/17/2029 to 09/07/2033	10,000	9,751
		58,229
Apparel — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/2026*	15,000	13,751
William Carter Co.
5.63%, 03/15/2027*	30,000	28,853
		42,604
Auto Manufacturers — 0.0%
Ford Motor Co.
3.25%, 02/12/2032	10,000	7,707
Banks — 1.8%
Bank of America Corp.
2.57%, 10/20/2032	5,000	3,842
2.59%, 04/29/2031	25,000	20,090
2.69%, 04/22/2032	25,000	19,649
3.19%, 07/23/2030	18,000	15,386
5.02%, 07/22/2033	10,000	9,200
5.20%, 04/25/2029	10,000	9,633
5.93%, 09/15/2027	15,000	14,888
Citigroup, Inc.
1.28%, 11/03/2025	10,000	9,445
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	30,000	23,432
3.81%, 04/23/2029	25,000	22,701
HSBC Holdings PLC
5.89%, 08/14/2027	200,000	197,560
Security Description	Shares or Principal Amount	Value

Banks (continued)
Huntington Bancshares, Inc.
4.44%, 08/04/2028	$ 20,000	$ 18,474
JPMorgan Chase & Co.
3.51%, 01/23/2029	19,000	17,234
3.70%, 05/06/2030	25,000	22,297
4.01%, 04/23/2029	16,000	14,745
5.30%, 07/24/2029	10,000	9,730
M&T Bank Corp.
5.05%, 01/27/2034	13,000	11,242
Macquarie Group, Ltd.
5.11%, 08/09/2026*	20,000	19,717
Morgan Stanley
1.79%, 02/13/2032	5,000	3,703
2.24%, 07/21/2032	15,000	11,305
2.48%, 01/21/2028	15,000	13,374
4.21%, 04/20/2028	10,000	9,403
4.43%, 01/23/2030	5,000	4,626
5.16%, 04/20/2029	10,000	9,621
Wells Fargo & Co.
2.57%, 02/11/2031	5,000	4,042
3.00%, 10/23/2026	24,000	22,041
3.35%, 03/02/2033	7,000	5,658
4.81%, 07/25/2028	15,000	14,314
4.90%, 07/25/2033	5,000	4,525
5.39%, 04/24/2034	10,000	9,349
5.57%, 07/25/2029	20,000	19,512
		590,738
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	15,000	14,339
CSL Finance PLC
4.05%, 04/27/2029*	6,000	5,597
Royalty Pharma PLC
2.15%, 09/02/2031	15,000	11,225
3.30%, 09/02/2040	5,000	3,274
		34,435
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	20,000	17,832
Standard Industries, Inc.
4.38%, 07/15/2030*	20,000	16,564
		34,396
Chemicals — 0.1%
Celanese US Holdings LLC
6.05%, 03/15/2025	5,000	4,982
6.17%, 07/15/2027	10,000	9,861
6.33%, 07/15/2029	5,000	4,901
6.55%, 11/15/2030	5,000	4,893
		24,637
Commercial Services — 0.3%
Gartner, Inc.
4.50%, 07/01/2028*	10,000	9,123
Global Payments, Inc.
4.95%, 08/15/2027	10,000	9,611
Howard University
2.80%, 10/01/2030	10,000	8,284
2.90%, 10/01/2031	5,000	4,059
Service Corp. International
3.38%, 08/15/2030	25,000	20,150
5.13%, 06/01/2029	15,000	13,868

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
United Rentals North America, Inc.
4.00%, 07/15/2030	$ 15,000	$ 12,783
5.50%, 05/15/2027	5,000	4,859
		82,737
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	30,000	26,877
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.05%, 03/22/2053*	5,000	4,542
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028*	5,000	4,885
Diversified Financial Services — 0.4%
Capital One Financial Corp.
1.88%, 11/02/2027	20,000	17,405
3.27%, 03/01/2030	5,000	4,182
5.47%, 02/01/2029	4,000	3,808
5.82%, 02/01/2034	5,000	4,506
6.31%, 06/08/2029	12,000	11,728
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	45,000	43,057
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	25,000	19,993
4.35%, 06/15/2029	5,000	4,702
Nasdaq, Inc.
5.35%, 06/28/2028	5,000	4,909
5.55%, 02/15/2034	7,000	6,681
OneMain Finance Corp.
6.13%, 03/15/2024	2,000	1,994
Synchrony Financial
2.88%, 10/28/2031	5,000	3,542
4.88%, 06/13/2025	15,000	14,382
7.25%, 02/02/2033	5,000	4,413
		145,302
Electric — 1.3%
AES Corp.
3.30%, 07/15/2025*	10,000	9,472
Alabama Power Co.
3.45%, 10/01/2049	15,000	9,968
4.15%, 08/15/2044	5,000	3,845
Arizona Public Service Co.
5.55%, 08/01/2033	5,000	4,847
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	4,000	2,994
4.60%, 05/01/2053	5,000	3,905
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	5,000	4,177
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	5,000	3,131
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,301
5.38%, 11/15/2032	23,000	21,958
Duke Energy Carolinas LLC
2.55%, 04/15/2031	5,000	4,098
Duke Energy Corp.
2.55%, 06/15/2031	20,000	15,858
4.30%, 03/15/2028	5,000	4,741
4.50%, 08/15/2032	10,000	8,996
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Indiana LLC
2.75%, 04/01/2050	$ 10,000	$ 5,726
Duke Energy Progress LLC
3.70%, 10/15/2046	5,000	3,469
4.00%, 04/01/2052	5,000	3,637
4.38%, 03/30/2044	10,000	7,984
Edison International
6.95%, 11/15/2029	15,000	15,470
Emera, Inc.
6.75%, 06/15/2076	3,000	2,880
Evergy, Inc.
2.45%, 09/15/2024	5,000	4,830
2.90%, 09/15/2029	6,000	5,125
Eversource Energy
3.38%, 03/01/2032	8,000	6,636
4.60%, 07/01/2027	10,000	9,618
5.13%, 05/15/2033	10,000	9,301
Florida Power & Light Co.
5.10%, 04/01/2033	5,000	4,837
Georgia Power Co.
4.70%, 05/15/2032	5,000	4,633
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	4,000	3,907
Kentucky Utilities Co.
5.45%, 04/15/2033	5,000	4,885
Monongahela Power Co.
5.85%, 02/15/2034*	5,000	4,908
National Grid PLC
5.60%, 06/12/2028	5,000	4,946
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	10,000	9,985
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	5,000	4,003
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	18,000	17,349
5.00%, 02/28/2030 to 07/15/2032	10,000	9,450
NRG Energy, Inc.
2.45%, 12/02/2027*	5,000	4,238
Oglethorpe Power Corp.
4.50%, 04/01/2047	5,000	3,735
Ohio Edison Co.
5.50%, 01/15/2033*	5,000	4,784
Pacific Gas & Electric Co.
2.50%, 02/01/2031	13,000	9,890
4.55%, 07/01/2030	10,000	8,840
4.95%, 07/01/2050	2,000	1,491
5.25%, 03/01/2052	5,000	3,853
5.90%, 06/15/2032	15,000	14,008
6.10%, 01/15/2029	20,000	19,534
6.15%, 01/15/2033	10,000	9,484
6.40%, 06/15/2033	15,000	14,457
6.75%, 01/15/2053	3,000	2,811
PPL Capital Funding, Inc.
4.13%, 04/15/2030	5,000	4,490
Puget Energy, Inc.
2.38%, 06/15/2028	5,000	4,277
3.65%, 05/15/2025	2,000	1,917
4.10%, 06/15/2030	7,000	6,099
Sempra
3.70%, 04/01/2029	4,000	3,604
5.40%, 08/01/2026	5,000	4,947
Southern California Edison Co.
2.85%, 08/01/2029	4,000	3,450

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.30%, 03/01/2028	$ 5,000	$ 4,935
5.85%, 11/01/2027	5,000	5,027
Southern Co.
3.25%, 07/01/2026	10,000	9,377
5.20%, 06/15/2033	5,000	4,726
5.70%, 03/15/2034	5,000	4,897
Southwestern Electric Power Co.
5.30%, 04/01/2033	20,000	18,885
Virginia Electric & Power Co.
5.00%, 04/01/2033	5,000	4,687
Xcel Energy, Inc.
1.75%, 03/15/2027	20,000	17,602
4.60%, 06/01/2032	3,000	2,722
		444,637
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	10,000	9,694
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,000	1,547
5.14%, 03/15/2052	2,000	1,486
WMG Acquisition Corp.
3.88%, 07/15/2030*	25,000	21,117
		24,150
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	30,000	28,270
Veralto Corp.
5.35%, 09/18/2028*	10,000	9,887
		38,157
Food — 0.1%
Kellanova
3.40%, 11/15/2027	7,000	6,434
Conagra Brands, Inc.
4.85%, 11/01/2028	10,000	9,547
		15,981
Gas — 0.2%
Brooklyn Union Gas Co.
4.63%, 08/05/2027*	20,000	18,937
6.39%, 09/15/2033*	5,000	4,905
KeySpan Gas East Corp.
5.99%, 03/06/2033*	7,000	6,755
NiSource, Inc.
3.49%, 05/15/2027	10,000	9,269
3.60%, 05/01/2030	12,000	10,453
5.25%, 03/30/2028	10,000	9,800
Piedmont Natural Gas Co., Inc.
5.40%, 06/15/2033	5,000	4,767
Southern California Gas Co.
5.20%, 06/01/2033	7,000	6,622
		71,508
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028*	10,000	9,726
6.30%, 02/15/2030*	10,000	9,660
		19,386
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 0.1%
Avantor Funding, Inc.
4.63%, 07/15/2028*	$ 20,000	$ 18,234
Hologic, Inc.
4.63%, 02/01/2028*	15,000	13,802
Teleflex, Inc.
4.63%, 11/15/2027	10,000	9,175
		41,211
Healthcare-Services — 0.2%
Centene Corp.
2.45%, 07/15/2028	5,000	4,224
3.38%, 02/15/2030	10,000	8,341
4.63%, 12/15/2029	30,000	27,019
Humana, Inc.
3.70%, 03/23/2029	11,000	10,035
Kaiser Foundation Hospitals
3.00%, 06/01/2051	7,000	4,406
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	6,794
3.50%, 08/15/2039	2,000	1,540
4.00%, 05/15/2029	5,000	4,679
5.25%, 02/15/2028	3,000	3,005
5.88%, 02/15/2053	5,000	5,018
		75,061
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	15,000	13,972
Insurance — 0.2%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	5,000	4,793
Athene Global Funding
2.65%, 10/04/2031*	20,000	14,809
2.72%, 01/07/2029*	13,000	10,799
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	21,000	17,574
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	4,000	3,511
Willis North America, Inc.
3.60%, 05/15/2024	5,000	4,920
4.65%, 06/15/2027	20,000	19,143
		75,549
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	15,000	14,653
6.75%, 09/30/2027*	15,000	14,705
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	26,000	24,526
		53,884
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	30,000	25,872
Iron/Steel — 0.0%
ArcelorMittal SA
6.80%, 11/29/2032	10,000	9,931
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	10,000	8,671

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
2.57%, 02/15/2030	$ 10,000	$ 8,291
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	25,000	20,520
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	10,000	6,993
5.05%, 03/30/2029	5,000	4,674
5.13%, 07/01/2049	13,000	9,477
6.48%, 10/23/2045	7,000	6,112
Comcast Corp.
2.99%, 11/01/2063	3,000	1,659
3.25%, 11/01/2039	8,000	5,844
Cox Communications, Inc.
2.60%, 06/15/2031*	8,000	6,232
Discovery Communications LLC
3.63%, 05/15/2030	5,000	4,232
3.95%, 03/20/2028	15,000	13,665
4.00%, 09/15/2055	16,000	9,600
5.20%, 09/20/2047	5,000	3,791
5.30%, 05/15/2049	10,000	7,657
Paramount Global
4.20%, 05/19/2032	5,000	3,975
4.38%, 03/15/2043	10,000	6,468
4.95%, 01/15/2031	23,000	19,751
5.25%, 04/01/2044	5,000	3,491
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	20,000	17,825
4.00%, 07/15/2028*	10,000	8,536
Time Warner Cable LLC
4.50%, 09/15/2042	5,000	3,464
5.88%, 11/15/2040	10,000	8,285
		172,251
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	10,000	8,228
5.88%, 04/15/2030*	10,000	9,142
6.13%, 04/15/2032*	5,000	4,547
Glencore Funding LLC
2.85%, 04/27/2031*	5,000	3,968
5.70%, 05/08/2033*	5,000	4,741
6.38%, 10/06/2030*	10,000	9,973
		40,599
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	20,000	17,054
Oil & Gas — 0.5%
Apache Corp.
4.88%, 11/15/2027	10,000	9,318
BP Capital Markets America, Inc.
2.94%, 06/04/2051	8,000	4,884
4.81%, 02/13/2033	15,000	14,038
4.89%, 09/11/2033	5,000	4,694
ConocoPhillips Co.
4.03%, 03/15/2062	2,000	1,437
5.05%, 09/15/2033	5,000	4,787
Continental Resources, Inc.
2.88%, 04/01/2032*	5,000	3,744
5.75%, 01/15/2031*	3,000	2,818
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ecopetrol SA
4.63%, 11/02/2031	$ 7,000	$ 5,344
8.63%, 01/19/2029	15,000	15,053
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	5,000	4,644
5.88%, 03/30/2031*	10,000	8,673
Equinor ASA
3.63%, 04/06/2040	10,000	7,717
Exxon Mobil Corp.
4.33%, 03/19/2050	3,000	2,463
Hess Corp.
7.13%, 03/15/2033	3,000	3,168
7.30%, 08/15/2031	3,000	3,178
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	20,000	18,950
Marathon Oil Corp.
6.60%, 10/01/2037	5,000	4,870
Occidental Petroleum Corp.
6.45%, 09/15/2036	3,000	2,946
6.63%, 09/01/2030	10,000	10,133
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	4,924
7.38%, 11/01/2031	10,000	10,478
Shell International Finance BV
2.88%, 11/26/2041	5,000	3,393
3.25%, 04/06/2050	5,000	3,320
Viper Energy Partners LP
5.38%, 11/01/2027*	15,000	14,209
		169,183
Packaging & Containers — 0.1%
Ball Corp.
4.00%, 11/15/2023	5,000	4,977
6.00%, 06/15/2029	30,000	29,125
		34,102
Pharmaceuticals — 0.1%
Cigna Group
1.25%, 03/15/2026	5,000	4,500
CVS Health Corp.
4.13%, 04/01/2040	8,000	6,218
5.13%, 02/21/2030	5,000	4,809
		15,527
Pipelines — 0.4%
Cheniere Energy Partners LP
4.50%, 10/01/2029	5,000	4,527
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	5,000	4,975
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	5,000	4,880
6.54%, 11/15/2053*	5,000	4,888
Enbridge, Inc.
5.70%, 03/08/2033	15,000	14,370
8.50%, 01/15/2084	10,000	9,918
Energy Transfer LP
6.13%, 12/15/2045	3,000	2,668
EQM Midstream Partners LP
4.13%, 12/01/2026	10,000	9,257
MPLX LP
4.95%, 09/01/2032	8,000	7,286
5.20%, 03/01/2047	3,000	2,450
ONEOK, Inc.
3.40%, 09/01/2029	12,000	10,414

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
6.10%, 11/15/2032	$ 3,000	$ 2,962
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	5,000	4,585
Targa Resources Corp.
4.20%, 02/01/2033	3,000	2,551
5.20%, 07/01/2027	10,000	9,799
6.13%, 03/15/2033	5,000	4,901
6.25%, 07/01/2052	3,000	2,755
TransCanada PipeLines, Ltd.
2.50%, 10/12/2031	5,000	3,872
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	8,577
Western Midstream Operating LP
4.75%, 08/15/2028	10,000	9,353
6.15%, 04/01/2033	5,000	4,822
Williams Cos., Inc.
4.65%, 08/15/2032	3,000	2,729
5.65%, 03/15/2033	5,000	4,831
		137,370
REITS — 0.3%
American Tower Corp.
1.45%, 09/15/2026	5,000	4,406
2.40%, 03/15/2025	10,000	9,481
3.65%, 03/15/2027	5,000	4,633
3.80%, 08/15/2029	5,000	4,448
Crown Castle, Inc.
4.80%, 09/01/2028	15,000	14,237
5.00%, 01/11/2028	7,000	6,763
Crown Castle, Inc.
2.90%, 03/15/2027	5,000	4,535
Equinix, Inc.
3.20%, 11/18/2029	10,000	8,563
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2031	8,000	6,660
5.30%, 01/15/2029	10,000	9,270
SBA Tower Trust
2.84%, 01/15/2025*	25,000	23,929
VICI Properties LP
4.95%, 02/15/2030	7,000	6,405
		103,330
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	25,000	22,426
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	7,000	6,266
AutoZone, Inc.
4.75%, 08/01/2032	5,000	4,587
FirstCash, Inc.
4.63%, 09/01/2028*	20,000	17,722
5.63%, 01/01/2030*	15,000	13,496
Gap, Inc.
3.63%, 10/01/2029*	27,000	19,981
3.88%, 10/01/2031*	23,000	16,160
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	11,000	10,080
		110,718
Semiconductors — 0.2%
Broadcom, Inc.
4.00%, 04/15/2029*	11,000	9,926
4.30%, 11/15/2032	5,000	4,362
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Intel Corp.
3.05%, 08/12/2051	$ 10,000	$ 6,079
5.90%, 02/10/2063	3,000	2,844
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	8,638
2.95%, 04/15/2031	5,000	4,045
NXP BV/NXP Funding LLC
4.88%, 03/01/2024	10,000	9,950
5.35%, 03/01/2026	6,000	5,911
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/2029	4,000	3,665
4.40%, 06/01/2027	15,000	14,231
Qorvo, Inc.
3.38%, 04/01/2031*	5,000	3,960
		73,611
Software — 0.4%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	20,000	17,925
Fair Isaac Corp.
4.00%, 06/15/2028*	20,000	17,882
MSCI, Inc.
3.63%, 11/01/2031*	5,000	4,090
3.88%, 02/15/2031*	5,000	4,236
4.00%, 11/15/2029*	5,000	4,391
Open Text Corp.
3.88%, 12/01/2029*	20,000	16,440
6.90%, 12/01/2027*	17,000	17,039
Oracle Corp.
2.30%, 03/25/2028	15,000	12,995
3.60%, 04/01/2040	5,000	3,613
3.85%, 04/01/2060	18,000	11,446
4.10%, 03/25/2061	3,000	2,001
4.90%, 02/06/2033	5,000	4,609
SS&C Technologies, Inc.
5.50%, 09/30/2027*	20,000	18,873
		135,540
Telecommunications — 0.2%
AT&T, Inc.
2.55%, 12/01/2033	10,000	7,345
3.55%, 09/15/2055	5,000	3,061
3.80%, 12/01/2057	7,000	4,435
5.40%, 02/15/2034	10,000	9,359
Nokia Oyj
4.38%, 06/12/2027	15,000	13,888
6.63%, 05/15/2039	5,000	4,481
Rogers Communications, Inc.
3.80%, 03/15/2032	3,000	2,493
T-Mobile USA, Inc.
2.05%, 02/15/2028	11,000	9,459
2.40%, 03/15/2029	5,000	4,207
5.05%, 07/15/2033	5,000	4,639
5.75%, 01/15/2034	5,000	4,877
Verizon Communications, Inc.
2.36%, 03/15/2032	5,000	3,815
2.55%, 03/21/2031	7,000	5,574
		77,633
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	25,000	24,066

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing (continued)
4.00%, 07/15/2025*	$ 5,000	$ 4,802
4.40%, 07/01/2027*	20,000	18,743
		47,611
Total Corporate Bonds & Notes (cost $3,495,872)		3,169,766
ASSET BACKED SECURITIES — 1.9%
Auto Loan Receivables — 0.6%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	10,000	9,984
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	15,000	14,752
Carvana Auto Receivables Trust
Series 2022-P2, Class A3 4.13%, 04/12/2027	20,000	19,581
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	4,299	4,265
DT Auto Owner Trust
Series 2023-2A, Class B 5.41%, 02/15/2029*	10,000	9,853
Series 2023-3A, Class B 6.07%, 03/15/2028*	10,000	9,978
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	6,372	6,328
Series 2019-4A, Class D 2.58%, 09/15/2025*	9,524	9,379
Series 2020-1A, Class D 2.73%, 12/15/2025*	5,165	5,072
Series 2022-4A, Class B 4.57%, 01/15/2027	10,000	9,899
Series 2022-6A, Class B 6.03%, 08/16/2027	6,000	5,963
Flagship Credit Auto Trust
Series 2022-3, Class B 4.69%, 07/17/2028*	10,000	9,691
Series 2023-2, Class B 5.21%, 05/15/2028*	10,000	9,774
Series 2023-3, Class B 5.64%, 07/16/2029*	10,000	9,926
Ford Credit Auto Owner Trust
Series 2022-D, Class B 5.98%, 06/15/2028	20,000	20,063
Santander Drive Auto Receivables Trust
Series 2022-4, Class B 4.42%, 11/15/2027	15,000	14,656
Series 2023-1, Class B 4.98%, 02/15/2028	5,000	4,913
Series 2023-3, Class B 5.61%, 07/17/2028	10,000	9,907
Series 2022-7, Class B 5.95%, 01/17/2028	15,000	14,918
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	10,000	9,707
Series 2022-2A, Class B 4.31%, 09/15/2027*	10,000	9,807
		218,416
Security Description	Shares or Principal Amount	Value

Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.01%, (TSFR1M+1.69%), 10/25/2034	$ 728	$ 726
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.53%, (TSFR1M+0.21%), 02/25/2037	6,544	3,230
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	60,263	16,897
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.93%, (TSFR1M+0.61%), 11/25/2036	38,260	35,087
		55,940
Other Asset Backed Securities — 1.1%
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	25,000	24,049
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	5,000	4,870
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	5,000	4,991
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,625	45,184
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	5,000	4,921
MMAF Equipment Finance LLC
Series 2023-A, Class A3 5.54%, 12/13/2029*	15,000	14,914
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.56%, (TSFR1M+0.24%), 05/25/2037	14,210	10,652
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	37,335	30,497
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.76%, (TSFR3M+1.43%), 07/20/2032*	250,000	247,922
		388,000
Total Asset Backed Securities (cost $677,612)		662,356
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6%
Commercial and Residential — 3.6%
Angel Oak Mtg. Trust
Series 2022-1, Class A1 2.88%, 12/25/2066*(2)	41,439	35,445
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(3)	27,370	22,199
Series 2020-R1, Class A1 0.99%, 04/25/2053*(3)	10,730	9,613
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	20,342	16,428
Series 2021-3, Class A1 1.07%, 05/25/2066*(3)	23,473	19,190

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	$ 9,704	$ 8,830
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	35,000	31,310
BANK VRS
Series 2018-BN14, Class XA 0.65%, 09/15/2060(3)(4)	868,906	16,190
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(3)	10,000	9,113
Series 2022-C18, Class A4 5.44%, 12/15/2055(3)	10,000	9,739
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.81%, 02/25/2036(3)	7,643	6,708
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.61%, 07/15/2051(3)(4)	110,473	1,715
Series 2018-B1, Class XA 0.68%, 01/15/2051(3)(4)	70,851	1,285
Series 2019-B10, Class XA 1.36%, 03/15/2062(3)(4)	105,200	4,914
Series 2020-B22, Class XA 1.63%, 01/15/2054(3)(4)	99,416	8,029
BPR Trust FRS
Series 2022-STAR, Class A 8.56%, (TSFR1M+3.23%), 08/15/2024*	10,000	9,927
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	9,754	8,996
BX Trust FRS
Series 2022-PSB, Class A 7.78%, (TSFR1M+2.45%), 08/15/2039*	8,926	8,924
Citigroup Commercial Mtg. Trust
Series 2015-GC29, Class A4 3.19%, 04/10/2048	50,000	47,578
Series 2015-P1, Class A5 3.72%, 09/15/2048	50,000	47,665
Series 2014-GC21, Class A5 3.86%, 05/10/2047	20,000	19,757
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.10%, (H15T1Y+2.4%), 03/25/2036	4,063	3,722
COLT Mtg. Loan Trust VRS
Series 2021-2, Class A3 1.34%, 08/25/2066*(3)	11,199	8,453
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	35,000	33,588
Series 2014-CR21, Class A3 3.53%, 12/10/2047	37,301	36,188
Series 2014-UBS5, Class A4 3.84%, 09/10/2047	43,000	41,694
Series 2013-300P, Class A1 4.35%, 08/10/2030*	100,000	91,248
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	3,668	1,776
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	14,138	13,647
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.85%, 06/15/2057(3)(4)	$ 267,662	$ 2,009
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	40,000	36,382
Series 2016-C1, Class ASB 3.04%, 05/10/2049	12,660	12,130
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R05, Class 2M2 8.31%, (SOFR30A+3.00%), 04/25/2042*	24,996	25,347
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 5.94%, 05/25/2035(3)	6,241	5,599
GS Mtg. Securities Corp. Trust
Series 2014-GC26, Class AAB 3.37%, 11/10/2047	8,783	8,640
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(3)(4)	977,940	13,641
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	31,000	28,720
Series 2014-GC20, Class A5 4.00%, 04/10/2047	40,000	39,613
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.84%, 03/25/2047(3)	2,265	1,440
Series 2006-AR1, Class 2A1 3.92%, 01/25/2036(3)	3,170	2,884
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.97%, (TSFR1M+0.38%), 05/25/2035	3,813	3,452
JPMBB Commercial Mtg. Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/2048	39,000	36,980
Series 2014-C19, Class A4 4.00%, 04/15/2047	45,506	45,028
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	30,000	27,153
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	10,000	9,098
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 4.56%, 12/25/2034(3)	1,284	1,238
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(3)	9,627	9,337
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(3)(4)	56,847	349
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	5,187	1,831
MortgageIT Trust FRS
Series 2005-4, Class A1 5.99%, (TSFR1M+0.67%), 10/25/2035	5,282	5,098

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 6.18%, (TSFR1M+0.86%), 01/25/2048*	$ 19,618	$ 19,024
Series 2017-5A, Class A1 6.93%, (TSFR1M+1.61%), 06/25/2057*	14,330	14,237
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(3)	30,126	26,545
Series 2017-4A, Class A1 4.00%, 05/25/2057*(3)	18,092	16,463
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 4.76%, 06/25/2036(3)	11,580	8,492
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(3)	2,053	1,757
Sequoia Mtg. Trust VRS
Series 2007-1, Class 2A1 4.05%, 02/20/2047(3)	8,169	6,531
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	30,000	27,876
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	31,622	23,985
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(3)	17,875	16,860
Series 2017-6, Class A1 2.75%, 10/25/2057*(3)	18,957	17,983
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS1, Class ASB 2.93%, 05/15/2048	5,102	5,055
Series 2015-P2, Class A4 3.81%, 12/15/2048	35,000	33,136
Series 2014-LC16, Class A5 3.82%, 08/15/2050	30,000	29,339
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.32%, 10/25/2036(3)	2,206	1,924
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	35,000	34,289
Series 2014-C19, Class A5 4.10%, 03/15/2047	36,000	35,639
		1,208,975
U.S. Government Agency — 1.0%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	40,000	37,413
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(3)(4)	99,520	3,347
Series K064, Class X1 0.73%, 03/25/2027(3)(4)	113,476	1,957
Series K114, Class X1 1.21%, 06/25/2030(3)(4)	99,419	5,814
Series K104, Class X1 1.25%, 01/25/2030(3)(4)	98,059	5,330
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4122, Class AB 1.50%, 10/15/2042	$ 4,728	$ 4,087
Series 4216, Class KQ 1.70%, 10/15/2039	1,836	1,783
Series 3964, Class MD 2.00%, 01/15/2041	65	62
Series 5170, Class DP 2.00%, 07/25/2050	19,914	16,315
Series 4961, Class JB 2.50%, 12/15/2042	8,723	7,582
Series 3883, Class PB 3.00%, 05/15/2041	2,722	2,497
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	4,216	3,690
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.56%, (SOFR30A+3.25%), 04/25/2043*	10,000	10,314
Series 2023-HQA2, Class M1B 8.66%, (SOFR30A+3.35%), 06/25/2043*	20,000	20,464
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.21%, (SOFR30A+2.90%), 04/25/2042*	10,000	10,215
Series 2022-DNA4, Class M1B 8.66%, (SOFR30A+3.35%), 05/25/2042*	10,000	10,365
Series 2023-HQA1, Class M1B 8.81%, (SOFR30A+3.50%), 05/25/2043*	15,000	15,394
Series 2022-DNA6, Class M1B 9.01%, (SOFR30A+3.70%), 09/25/2042*	10,000	10,478
Series 2022-DNA5, Class M1B 9.81%, (SOFR30A+4.50%), 06/25/2042*	15,000	16,099
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.58%, (SOFR30A+2.26%), 09/25/2031*	19	19
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	2,685	2,685
Series 2023-R05, Class 1M2 8.41%, (SOFR30A+3.1%), 06/25/2043*	10,000	10,245
Series 2017-C01, Class 1M2 8.98%, (SOFR30A+3.66%), 07/25/2029	3,793	3,926
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	6,566	6,913
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	2,379	2,268
Series 2013-16, Class A 1.75%, 01/25/2040	2,164	2,078
Series 2011-117, Class MA 2.00%, 08/25/2040	432	416
Series 2012-21, Class PQ 2.00%, 09/25/2041	1,647	1,466
Series 2012-18, Class GA 2.00%, 12/25/2041	2,986	2,622
Series 2015-5, Class EP 2.00%, 06/25/2043	5,772	5,177
Series 2016-11, Class GA 2.50%, 03/25/2046	4,024	3,583
Series 2019-54, Class KC 2.50%, 09/25/2049	14,708	12,976

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2015-48, Class QB 3.00%, 02/25/2043	$ 3,327	$ 3,118
Series 2016-38, Class NA 3.00%, 01/25/2046	1,613	1,416
Series 2017-16, Class PB 3.00%, 03/25/2047	10,000	8,057
Series 2017-34, Class JK 3.00%, 05/25/2047	1,661	1,549
Series 2019-45, Class PT 3.00%, 08/25/2049	5,794	5,022
Series 2012-52, Class PA 3.50%, 05/25/2042	2,791	2,590
Series 2012-120, Class ZB 3.50%, 11/25/2042	21,968	19,444
Series 2017-26, Class CG 3.50%, 07/25/2044	2,721	2,629
Series 2018-23, Class LA 3.50%, 04/25/2048	5,855	5,335
Series 2019-7, Class JA 3.50%, 03/25/2049	6,348	5,794
Series 2019-14, Class CA 3.50%, 04/25/2049	5,879	5,399
Series 2017-35, Class AH 3.50%, 04/25/2053	2,838	2,735
Series 2017-84, Class KA 3.50%, 04/25/2053	2,972	2,823
Series 2018-70, Class HA 3.50%, 10/25/2056	4,710	4,420
Series 2019-12, Class HA 3.50%, 11/25/2057	5,356	4,888
Series 2017-49, Class JA 4.00%, 07/25/2053	2,650	2,559
Series 2022-90, Class AY 4.50%, 12/25/2041	25,000	23,122
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M2, Class X 0.40%, 01/25/2030(3)(4)	308,132	3,779
Series 2019-M21, Class X3 1.28%, 06/25/2034(3)(4)	125,117	8,852
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	560	555
Series 2015-151, Class BA 1.70%, 10/20/2045	101	100
Series 2013-37, Class LG 2.00%, 01/20/2042	2,894	2,705
Series 2005-74, Class HB 7.50%, 09/16/2035	17	18
Series 2005-74, Class HC 7.50%, 09/16/2035	463	470
		354,959
Total Collateralized Mortgage Obligations (cost $1,742,197)		1,563,934
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.9%
U.S. Government — 5.5%
United States Treasury Bonds
1.25%, 05/15/2050	209,000	98,605
1.38%, 08/15/2050	35,000	17,079
2.25%, 08/15/2046 to 02/15/2052	105,000	65,455
2.88%, 08/15/2045(5)(6)	715,000	517,844
3.00%, 08/15/2052	115,000	83,797
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.13%, 08/15/2044	$ 30,000	$ 22,922
3.63%, 02/15/2053 to 05/15/2053	88,000	72,810
3.88%, 02/15/2043	40,000	34,812
4.13%, 08/15/2053	70,000	63,547
United States Treasury Bonds TIPS
0.13%, 02/15/2052(7)	21,961	12,051
0.25%, 02/15/2050(7)	118,894	69,947
United States Treasury Notes
3.38%, 05/15/2033	140,000	126,962
4.13%, 06/15/2026 to 11/15/2032	440,000	431,343
4.63%, 03/15/2026	35,000	34,757
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)	143,399	127,744
0.75%, 07/15/2028(7)	71,846	66,850
		1,846,525
U.S. Government Agency — 8.4%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	121,369	92,725
2.50%, 01/01/2028 to 12/01/2051	386,608	307,676
3.50%, 03/01/2042 to 08/01/2048	23,020	20,240
4.00%, 09/01/2040	686	629
4.50%, 01/01/2039	221	209
5.00%, 09/01/2052	82,557	77,947
5.50%, 07/01/2034	1,355	1,329
6.50%, 05/01/2029	154	157
7.50%, 04/01/2028	106	107
Federal Home Loan Mtg. Corp. FRS
4.74%, (RFUCCT6M+1.49%), 02/01/2037	185	184
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	363,690	277,813
2.50%, 02/01/2043	26,183	21,304
2.97%, 06/01/2030	40,000	35,088
3.00%, 01/01/2028	1,540	1,476
3.50%, 08/01/2026 to 10/01/2028	4,820	4,612
4.00%, 11/01/2025	93	90
4.50%, 01/01/2039 to 05/01/2041	7,733	7,288
5.00%, 05/01/2035 to 09/01/2052	91,109	86,326
5.50%, 12/01/2029 to 06/01/2038	30,668	30,272
6.00%, 12/01/2033 to 06/01/2040	1,777	1,797
6.50%, 10/01/2037	45	46
7.00%, 06/01/2037	1,317	1,371
Federal National Mtg. Assoc. FRS
4.85%, (RFUCCT1Y+1.57%), 05/01/2037	241	244
6.06%, (RFUCCT1Y+1.82%), 10/01/2040	259	264
Government National Mtg. Assoc.
2.50%, October 30 TBA	130,000	106,239
3.00%, October 30 TBA	270,000	228,804
3.50%, October 30 TBA	140,000	122,620
4.00%, 09/15/2041	91,666	84,049
4.50%, 06/15/2041	13,243	12,606
4.50%, October 30 TBA	80,000	73,903
6.00%, 11/15/2031	12,226	12,109
7.00%, 05/15/2033	1,640	1,676
Uniform Mtg. Backed Securities
1.50%, October 15 TBA	115,000	95,785
2.00%, October 30 TBA	85,000	64,647
3.00%, October 30 TBA	85,000	70,274
3.50%, October 30 TBA	65,000	55,895
4.00%, October 30 TBA	175,000	155,791
4.50%, October 30 TBA	336,000	308,490

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.50%, October 30 TBA		$ 270,000	$ 260,919
6.00%, October 30 TBA		230,000	226,981
			2,849,982
Total U.S. Government & Agency Obligations (cost $5,477,869)			4,696,507
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	204,000	38,769
Government of Hungary
1.63%, 04/28/2032	EUR	40,000	31,301
Government of Romania
2.63%, 12/02/2040*	EUR	25,000	15,498
2.75%, 04/14/2041	EUR	20,000	12,380
3.38%, 02/08/2038	EUR	10,000	7,418
Total Foreign Government Obligations (cost $153,842)			105,366
MUNICIPAL SECURITIES — 0.5%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		5,000	4,479
6.32%, 11/01/2029		20,000	19,397
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		5,000	4,041
County of Riverside, CA Revenue Bonds
3.12%, 02/15/2029		25,000	22,417
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		25,000	23,208
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		10,000	9,300
5.18%, 11/15/2049		15,000	12,892
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		4,000	4,251
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		20,000	18,886
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		25,000	25,812
State of California General Obligation Bonds
7.30%, 10/01/2039		5,000	5,668
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		10,000	9,807
Total Municipal Securities (cost $177,898)			160,158
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)		7,000	11
Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.2%
Purchased Options - Calls — 0.2%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	3,861,789	$ 18,058
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	4,604,363	24,679
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: USD 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	4,536,657	17,457
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: CNY 7.87; Counterparty: Goldman Sachs International)	35,784	0
Total Purchased Options (cost $56,614)		60,194
Total Long-Term Investment Securities (cost $35,972,748)		34,305,576
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(8)	$ 40,000	40,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	55,000	55,000
BNP Paribas SA Joint Repurchase Agreement(8)	40,000	40,000
Deutsche Bank AG Joint Repurchase Agreement(8)	40,000	40,000
RBS Securities, Inc. Joint Repurchase Agreement(8)	40,000	40,000
Total Repurchase Agreements (cost $215,000)		215,000
TOTAL INVESTMENTS (cost $36,187,748)(9)	102.1%	34,520,576
Other assets less liabilities	(2.1)	(699,225)
NET ASSETS	100.0%	$33,821,351
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Growth Portfolio has no right to demand registration of these securities. At September 30, 2023, the aggregate value of these securities was $2,689,591 representing 8.0% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2023.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	105,000	USD	Fixed 1.560%	12-Month SOFR	Annual	Annual	Dec 2051	$ (615)	$ 43,698	$ 43,083
Centrally Cleared	20,000	USD	Fixed 2.880	12-Month SOFR	Annual	Annual	Mar 2053	217	3,643	3,860
Centrally Cleared	55,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	174	9,606	9,780
								$(224)	$56,947	$56,723
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$39,000	USD	$39,000	1.000%	Quarterly	Jun 2027	$1,602	$(1,198)	$404
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	Canada 10 Year Bonds	December 2023	$ 87,031	$ 84,763	$ 2,268
1	Short	Euro-BTP	December 2023	120,357	116,012	4,345
1	Short	Euro-BUND	December 2023	138,833	136,005	2,828
2	Short	U.S. Treasury Ultra Bonds	December 2023	247,781	237,375	10,406
						$19,847
						Unrealized (Depreciation)
4	Long	Canada 5 Year Bonds	December 2023	$321,733	$317,998	$ (3,735)
3	Long	Euro-Schatz	December 2023	334,177	333,002	(1,175)
5	Long	U.S. Treasury 10 Year Notes	December 2023	546,684	540,313	(6,371)
4	Long	U.S. Treasury 2 Year Notes	December 2023	812,648	810,843	(1,805)
						$(13,086)
		Net Unrealized Appreciation (Depreciation)				$ 6,761
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	64,000	USD	68,838	12/20/2023	$ 926	$—
Goldman Sachs International	BRL	191,000	USD	38,084	12/20/2023	451	—
Unrealized Appreciation (Depreciation)						$1,377	$—
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 1,824,926	$ —	$ 0	$ 1,824,926
Other Industries	22,062,358	—	—	22,062,358
Corporate Bonds & Notes	—	3,169,766	—	3,169,766
Asset Backed Securities	—	662,356	—	662,356
Collateralized Mortgage Obligations	—	1,563,934	—	1,563,934
U.S. Government & Agency Obligations	—	4,696,507	—	4,696,507
Foreign Government Obligations	—	105,366	—	105,366
Municipal Securities	—	160,158	—	160,158
Escrows and Litigation Trusts	—	11	—	11
Purchased Options	—	60,194	—	60,194
Repurchase Agreements	—	215,000	—	215,000
Total Investments at Value	$23,887,284	$10,633,292	$ 0	$34,520,576
Other Financial Instruments:†
Swaps	$ —	$ 56,947	$—	$ 56,947
Futures Contracts	19,847	—	—	19,847
Forward Foreign Currency Contracts	—	1,377	—	1,377
Total Other Financial Instruments	$ 19,847	$ 58,324	$—	$ 78,171
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 1,198	$—	$ 1,198
Futures Contracts	13,086	—	—	13,086
Total Other Financial Instruments	$ 13,086	$ 1,198	$—	$ 14,284
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	44.1%
Collateralized Mortgage Obligations	16.0
Other Asset Backed Securities	7.1
Internet	6.6
Software	6.1
Banks	4.8
Electric	4.1
Auto Loan Receivables	2.6
Foreign Government Obligations	2.2
Commercial Services	1.8
Municipal Securities	1.7
Oil & Gas	1.6
Media	1.6
Biotechnology	1.5
Diversified Financial Services	1.5
Advertising	1.2
Repurchase Agreements	1.2
Pipelines	1.2
Retail	1.1
REITS	1.0
Auto Manufacturers	0.8
Healthcare-Services	0.7
Telecommunications	0.6
Home Equity	0.6
Insurance	0.6
Gas	0.5
Agriculture	0.5
Semiconductors	0.5
Packaging & Containers	0.5
Apparel	0.4
Healthcare-Products	0.4
Environmental Control	0.4
Building Materials	0.4
Computers	0.3
Entertainment	0.3
Trucking & Leasing	0.3
Investment Companies	0.2
Chemicals	0.2
Mining	0.2
Office/Business Equipment	0.2
Aerospace/Defense	0.2
Hand/Machine Tools	0.2
Food	0.1
Home Builders	0.1
Pharmaceuticals	0.1
Machinery-Diversified	0.1
Iron/Steel	0.1
Electronics	0.1
Cosmetics/Personal Care	0.1
118.7%
Credit Quality†#
Aaa	54.8%
Aa	1.2
A	7.3
Baa	14.1
Ba	6.4
B	1.4
Caa	0.6
Ca	0.2
Not Rated@	14.0

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 27.5%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,072
4.88%, 01/15/2029	35,000	31,675
		35,747
Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	15,000	14,645
5.15%, 05/01/2030	22,000	21,021
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	13,694
RTX Corp.
5.15%, 02/27/2033	10,000	9,470
		58,830
Agriculture — 0.5%
BAT Capital Corp.
6.34%, 08/02/2030	10,000	9,850
Philip Morris International, Inc.
4.88%, 02/15/2028	25,000	24,219
5.13%, 11/17/2027 to 02/15/2030	50,000	48,355
5.38%, 02/15/2033	33,000	31,279
5.63%, 11/17/2029 to 09/07/2033	25,000	24,311
Reynolds American, Inc.
5.70%, 08/15/2035	5,000	4,473
		142,487
Apparel — 0.4%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	27,503
William Carter Co.
5.63%, 03/15/2027*	90,000	86,557
		114,060
Banks — 4.8%
Bank of America Corp.
1.90%, 07/23/2031	5,000	3,799
2.30%, 07/21/2032	20,000	15,155
2.59%, 04/29/2031	30,000	24,108
2.69%, 04/22/2032	70,000	55,016
3.19%, 07/23/2030	114,000	97,444
5.20%, 04/25/2029	25,000	24,083
5.93%, 09/15/2027	35,000	34,740
Barclays PLC
7.12%, 06/27/2034	200,000	192,627
Citigroup, Inc.
1.28%, 11/03/2025	30,000	28,334
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	62,000	48,427
3.81%, 04/23/2029	30,000	27,241
4.02%, 10/31/2038	10,000	7,872
4.48%, 08/23/2028	40,000	37,860
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	192,553
Huntington Bancshares, Inc.
6.21%, 08/21/2029	5,000	4,891
JPMorgan Chase & Co.
3.70%, 05/06/2030	60,000	53,513
4.01%, 04/23/2029	73,000	67,275
5.30%, 07/24/2029	25,000	24,324
M&T Bank Corp.
5.05%, 01/27/2034	25,000	21,619
Security Description	Shares or Principal Amount	Value

Banks (continued)
Morgan Stanley
1.79%, 02/13/2032	$ 40,000	$ 29,622
1.93%, 04/28/2032	2,000	1,486
2.24%, 07/21/2032	25,000	18,842
2.48%, 01/21/2028	25,000	22,290
2.70%, 01/22/2031	5,000	4,088
4.43%, 01/23/2030	10,000	9,251
5.16%, 04/20/2029	30,000	28,862
5.45%, 07/20/2029	5,000	4,872
Morgan Stanley VRS
3.59%, 07/22/2028(1)	20,000	18,248
Wells Fargo & Co.
2.57%, 02/11/2031	24,000	19,400
3.00%, 10/23/2026	60,000	55,103
3.35%, 03/02/2033	20,000	16,167
4.90%, 07/25/2033	15,000	13,575
5.39%, 04/24/2034	10,000	9,349
5.57%, 07/25/2029	70,000	68,291
		1,280,327
Biotechnology — 0.3%
Amgen, Inc.
5.25%, 03/02/2030 to 03/02/2033	52,000	49,815
CSL Finance PLC
4.05%, 04/27/2029*	13,000	12,126
Royalty Pharma PLC
2.15%, 09/02/2031	13,000	9,728
2.20%, 09/02/2030	10,000	7,764
3.55%, 09/02/2050	20,000	12,224
		91,657
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	49,038
Standard Industries, Inc.
3.38%, 01/15/2031*	10,000	7,730
4.38%, 07/15/2030*	50,000	41,410
		98,178
Chemicals — 0.2%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	24,652
6.33%, 07/15/2029	20,000	19,604
6.55%, 11/15/2030	15,000	14,680
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	3,998
		62,934
Commercial Services — 0.8%
Gartner, Inc.
4.50%, 07/01/2028*	25,000	22,808
Howard University
2.80%, 10/01/2030	15,000	12,427
2.90%, 10/01/2031	10,000	8,118
3.48%, 10/01/2041	15,000	10,267
Service Corp. International
3.38%, 08/15/2030	50,000	40,300
5.13%, 06/01/2029	77,000	71,186
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	37,364
		202,470

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers — 0.3%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	$ 85,000	$ 76,151
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
5.05%, 03/22/2053*	18,000	16,350
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028*	10,000	9,769
Diversified Financial Services — 1.2%
Capital One Financial Corp.
1.88%, 11/02/2027	65,000	56,566
3.27%, 03/01/2030	15,000	12,548
5.25%, 07/26/2030	15,000	13,905
5.47%, 02/01/2029	10,000	9,519
5.82%, 02/01/2034	10,000	9,012
6.31%, 06/08/2029	5,000	4,886
6.38%, 06/08/2034	15,000	14,156
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	153,094
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	6,000	5,642
Nasdaq, Inc.
5.35%, 06/28/2028	10,000	9,817
5.55%, 02/15/2034	10,000	9,545
OneMain Finance Corp.
6.13%, 03/15/2024	5,000	4,984
Synchrony Financial
2.88%, 10/28/2031	10,000	7,085
7.25%, 02/02/2033	15,000	13,239
		323,998
Electric — 4.1%
AES Corp.
3.30%, 07/15/2025*	25,000	23,679
Alabama Power Co.
3.45%, 10/01/2049	15,000	9,968
4.15%, 08/15/2044	20,000	15,381
Arizona Public Service Co.
5.55%, 08/01/2033	5,000	4,847
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	13,000	9,729
4.60%, 05/01/2053	10,000	7,811
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	10,859
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	9,394
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,301
5.38%, 11/15/2032	56,000	53,464
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,293
Duke Energy Corp.
2.55%, 06/15/2031	35,000	27,752
4.50%, 08/15/2032	20,000	17,991
5.00%, 08/15/2052	5,000	4,156
Duke Energy Indiana LLC
2.75%, 04/01/2050	30,000	17,179
Duke Energy Progress LLC
3.70%, 10/15/2046	22,000	15,264
4.00%, 04/01/2052	10,000	7,275
4.38%, 03/30/2044	15,000	11,976
Security Description	Shares or Principal Amount	Value

Electric (continued)
Edison International
5.25%, 11/15/2028	$ 20,000	$ 19,243
6.95%, 11/15/2029	35,000	36,096
Emera, Inc.
6.75%, 06/15/2076	10,000	9,600
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,035
Evergy, Inc.
2.45%, 09/15/2024	15,000	14,490
2.90%, 09/15/2029	10,000	8,541
Eversource Energy
5.13%, 05/15/2033	35,000	32,554
5.45%, 03/01/2028	5,000	4,942
Florida Power & Light Co.
5.10%, 04/01/2033	10,000	9,674
Georgia Power Co.
4.30%, 03/15/2042	12,000	9,599
4.70%, 05/15/2032	10,000	9,265
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	10,000	9,767
Kentucky Utilities Co.
5.45%, 04/15/2033	10,000	9,770
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	9,815
National Grid PLC
5.60%, 06/12/2028	5,000	4,946
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	10,000	9,985
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	15,000	12,009
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	10,000	8,855
4.63%, 07/15/2027	42,000	40,482
5.00%, 02/28/2030 to 07/15/2032	25,000	23,572
6.05%, 03/01/2025	5,000	5,008
NRG Energy, Inc.
2.45%, 12/02/2027*	18,000	15,258
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	11,204
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	9,567
Pacific Gas & Electric Co.
2.50%, 02/01/2031	35,000	26,627
4.55%, 07/01/2030	20,000	17,679
4.95%, 07/01/2050	16,000	11,926
5.25%, 03/01/2052	10,000	7,707
5.90%, 06/15/2032	40,000	37,356
6.10%, 01/15/2029	50,000	48,836
6.15%, 01/15/2033	25,000	23,711
6.40%, 06/15/2033	45,000	43,373
PPL Capital Funding, Inc.
4.13%, 04/15/2030	5,000	4,490
Puget Energy, Inc.
2.38%, 06/15/2028	15,000	12,831
4.10%, 06/15/2030	24,000	20,912
Sempra
3.70%, 04/01/2029	4,000	3,604
5.40%, 08/01/2026	15,000	14,841
Sempra Energy
3.40%, 02/01/2028	15,000	13,653
Southern California Edison Co.
2.85%, 08/01/2029	2,000	1,725
5.30%, 03/01/2028	15,000	14,805

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.85%, 11/01/2027	$ 5,000	$ 5,027
Southern Co.
3.25%, 07/01/2026	25,000	23,441
3.70%, 04/30/2030	5,000	4,429
5.20%, 06/15/2033	15,000	14,178
5.70%, 03/15/2034	10,000	9,793
Southwestern Electric Power Co.
5.30%, 04/01/2033	50,000	47,213
Virginia Electric & Power Co.
5.00%, 04/01/2033	25,000	23,437
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	48,405
4.60%, 06/01/2032	13,000	11,797
		1,083,392
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,389
Entertainment — 0.3%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	20,000	14,861
WMG Acquisition Corp.
3.75%, 12/01/2029*	5,000	4,200
3.88%, 07/15/2030*	65,000	54,905
		73,966
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	85,000	80,098
Veralto Corp.
5.35%, 09/18/2028*	20,000	19,774
		99,872
Food — 0.1%
Kellanova
3.40%, 11/15/2027	20,000	18,381
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,321
General Mills, Inc.
4.95%, 03/29/2033	5,000	4,685
		37,387
Gas — 0.5%
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	20,000	19,618
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	19,301
NiSource, Inc.
3.49%, 05/15/2027	30,000	27,806
3.60%, 05/01/2030	29,000	25,261
5.25%, 03/30/2028	25,000	24,501
Piedmont Natural Gas Co., Inc.
5.40%, 06/15/2033	10,000	9,534
Southern California Gas Co.
5.20%, 06/01/2033	15,000	14,190
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	5,000	4,902
		145,113
Security Description	Shares or Principal Amount	Value

Hand/Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/2028*	$ 35,000	$ 34,043
6.30%, 02/15/2030*	15,000	14,490
		48,533
Healthcare-Products — 0.3%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	45,584
Hologic, Inc.
4.63%, 02/01/2028*	44,000	40,487
		86,071
Healthcare-Services — 0.7%
Centene Corp.
2.45%, 07/15/2028	20,000	16,897
4.63%, 12/15/2029	80,000	72,050
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,365
Humana, Inc.
3.70%, 03/23/2029	20,000	18,244
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,358
3.00%, 06/01/2051	15,000	9,442
Sutter Health
3.36%, 08/15/2050	8,000	5,229
UnitedHealth Group, Inc.
2.75%, 05/15/2040	26,000	17,665
3.50%, 08/15/2039	10,000	7,700
4.95%, 05/15/2062	5,000	4,310
5.25%, 02/15/2028	5,000	5,009
5.88%, 02/15/2053	10,000	10,036
6.05%, 02/15/2063	5,000	5,059
		179,364
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	37,000	34,465
Insurance — 0.6%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	9,587
Athene Global Funding
2.65%, 10/04/2031*	45,000	33,319
2.72%, 01/07/2029*	34,000	28,243
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	56,000	46,865
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	11,000	9,654
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,682
		147,350
Internet — 0.5%
Gen Digital, Inc.
5.00%, 04/15/2025*	45,000	43,959
6.75%, 09/30/2027*	20,000	19,607
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	77,350
		140,916
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	64,680

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel — 0.1%
ArcelorMittal SA
6.80%, 11/29/2032	$ 20,000	$ 19,863
Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	4,825
Otis Worldwide Corp.
2.57%, 02/15/2030	24,000	19,898
		24,723
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	57,457
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	5,000	3,090
4.80%, 03/01/2050	35,000	24,474
5.13%, 07/01/2049	13,000	9,477
6.48%, 10/23/2045	20,000	17,463
Comcast Corp.
3.20%, 07/15/2036	10,000	7,711
3.25%, 11/01/2039	19,000	13,880
3.40%, 07/15/2046	5,000	3,406
Cox Communications, Inc.
2.60%, 06/15/2031*	23,000	17,917
Discovery Communications LLC
3.63%, 05/15/2030	10,000	8,464
4.00%, 09/15/2055	31,000	18,599
5.20%, 09/20/2047	15,000	11,372
5.30%, 05/15/2049	40,000	30,629
Paramount Global
4.20%, 05/19/2032	20,000	15,899
4.38%, 03/15/2043	22,000	14,229
4.95%, 01/15/2031	63,000	54,102
5.25%, 04/01/2044	15,000	10,474
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	60,000	53,475
4.00%, 07/15/2028*	15,000	12,804
Time Warner Cable LLC
4.50%, 09/15/2042	13,000	9,007
5.88%, 11/15/2040	45,000	37,285
		431,214
Mining — 0.2%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	10,000	8,228
Glencore Funding LLC
2.85%, 04/27/2031*	10,000	7,935
5.70%, 05/08/2033*	15,000	14,224
6.38%, 10/06/2030*	30,000	29,919
		60,306
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	5,000	4,510
3.25%, 02/15/2029	64,000	54,572
		59,082
Oil & Gas — 1.6%
Apache Corp.
4.88%, 11/15/2027	30,000	27,954
BP Capital Markets America, Inc.
2.94%, 06/04/2051	18,000	10,990
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
3.00%, 02/24/2050	$ 5,000	$ 3,118
4.81%, 02/13/2033	30,000	28,076
4.89%, 09/11/2033	22,000	20,654
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	3,592
5.05%, 09/15/2033	20,000	19,146
5.70%, 09/15/2063	20,000	19,054
Continental Resources, Inc.
2.88%, 04/01/2032*	5,000	3,744
5.75%, 01/15/2031*	10,000	9,395
Ecopetrol SA
4.63%, 11/02/2031	7,000	5,344
8.63%, 01/19/2029	40,000	40,142
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	10,000	9,288
5.88%, 03/30/2031*	30,000	26,018
Equinor ASA
3.63%, 04/06/2040	10,000	7,717
3.70%, 04/06/2050	10,000	7,301
Hess Corp.
7.13%, 03/15/2033	3,000	3,168
7.30%, 08/15/2031	15,000	15,889
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	47,375
Marathon Oil Corp.
6.60%, 10/01/2037	10,000	9,739
Occidental Petroleum Corp.
6.45%, 09/15/2036	10,000	9,819
6.63%, 09/01/2030	10,000	10,133
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	4,924
6.63%, 08/15/2037	5,000	4,797
7.38%, 11/01/2031	36,000	37,721
Patterson-UTI Energy, Inc.
7.15%, 10/01/2033	5,000	5,018
Shell International Finance BV
2.88%, 11/26/2041	10,000	6,787
3.00%, 11/26/2051	5,000	3,122
3.25%, 04/06/2050	13,000	8,632
Viper Energy Partners LP
5.38%, 11/01/2027*	27,000	25,575
		434,232
Packaging & Containers — 0.5%
Ball Corp.
4.00%, 11/15/2023	10,000	9,954
6.00%, 06/15/2029	80,000	77,666
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	37,705
		125,325
Pharmaceuticals — 0.1%
CVS Health Corp.
4.13%, 04/01/2040	5,000	3,886
5.13%, 02/21/2030	10,000	9,618
5.25%, 01/30/2031	15,000	14,413
		27,917
Pipelines — 1.2%
Cheniere Energy Partners LP
4.50%, 10/01/2029	10,000	9,055
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	15,000	14,924

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	$ 5,000	$ 4,936
6.04%, 11/15/2033*	15,000	14,642
6.54%, 11/15/2053*	5,000	4,888
Enbridge, Inc.
5.70%, 03/08/2033	40,000	38,320
8.50%, 01/15/2084	25,000	24,794
Energy Transfer LP
6.13%, 12/15/2045	9,000	8,005
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	27,770
MPLX LP
4.95%, 09/01/2032	16,000	14,571
5.20%, 03/01/2047	5,000	4,083
ONEOK, Inc.
3.40%, 09/01/2029	15,000	13,018
4.35%, 03/15/2029	5,000	4,611
6.10%, 11/15/2032	19,000	18,760
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	10,000	9,171
Targa Resources Corp.
4.20%, 02/01/2033	5,000	4,251
6.13%, 03/15/2033	17,000	16,665
6.25%, 07/01/2052	5,000	4,591
TransCanada PipeLines, Ltd.
2.50%, 10/12/2031	10,000	7,743
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	8,000	6,862
Western Midstream Operating LP
4.75%, 08/15/2028	25,000	23,381
6.15%, 04/01/2033	15,000	14,466
Williams Cos., Inc.
4.65%, 08/15/2032	22,000	20,013
5.65%, 03/15/2033	10,000	9,663
		319,183
REITS — 1.0%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,219
2.40%, 03/15/2025	10,000	9,481
2.70%, 04/15/2031	5,000	3,965
3.80%, 08/15/2029	10,000	8,895
5.80%, 11/15/2028	15,000	14,887
Crown Castle, Inc.
4.80%, 09/01/2028	40,000	37,967
5.00%, 01/11/2028	20,000	19,321
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	13,605
Equinix, Inc.
3.20%, 11/18/2029	20,000	17,127
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2031	19,000	15,818
5.30%, 01/15/2029	25,000	23,176
5.75%, 06/01/2028	10,000	9,588
SBA Tower Trust
2.84%, 01/15/2025*	40,000	38,286
VICI Properties LP
4.95%, 02/15/2030	31,000	28,364
		253,699
Security Description	Shares or Principal Amount	Value

Retail — 0.8%
AutoZone, Inc.
4.75%, 08/01/2032	$ 14,000	$ 12,842
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	44,304
5.63%, 01/01/2030*	40,000	35,989
Gap, Inc.
3.63%, 10/01/2029*	52,000	38,481
3.88%, 10/01/2031*	58,000	40,752
O'Reilly Automotive, Inc.
4.35%, 06/01/2028	5,000	4,775
4.70%, 06/15/2032	28,000	25,659
		202,802
Semiconductors — 0.5%
Broadcom, Inc.
4.00%, 04/15/2029*	30,000	27,072
4.30%, 11/15/2032	15,000	13,087
Intel Corp.
3.05%, 08/12/2051	9,000	5,471
3.10%, 02/15/2060	5,000	2,875
5.90%, 02/10/2063	12,000	11,376
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	12,957
2.95%, 04/15/2031	15,000	12,135
5.95%, 09/15/2033	5,000	4,907
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	14,777
5.55%, 12/01/2028	10,000	9,788
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	15,841
		130,286
Software — 1.3%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	59,000	52,879
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	53,645
MSCI, Inc.
3.63%, 11/01/2031*	20,000	16,362
3.88%, 02/15/2031*	10,000	8,472
4.00%, 11/15/2029*	10,000	8,783
Open Text Corp.
3.88%, 12/01/2029*	50,000	41,101
6.90%, 12/01/2027*	40,000	40,091
Oracle Corp.
2.30%, 03/25/2028	25,000	21,659
2.95%, 04/01/2030	5,000	4,207
3.60%, 04/01/2040	6,000	4,335
3.85%, 04/01/2060	54,000	34,339
4.10%, 03/25/2061	5,000	3,335
4.90%, 02/06/2033	15,000	13,826
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	47,182
		350,216
Telecommunications — 0.6%
AT&T, Inc.
2.55%, 12/01/2033	20,000	14,690
3.55%, 09/15/2055	38,000	23,262
3.80%, 12/01/2057	5,000	3,168
4.50%, 05/15/2035	5,000	4,265
5.40%, 02/15/2034	10,000	9,359
Nokia Oyj
6.63%, 05/15/2039	15,000	13,444

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Rogers Communications, Inc.
3.80%, 03/15/2032	$ 13,000	$ 10,803
T-Mobile USA, Inc.
2.05%, 02/15/2028	21,000	18,057
3.88%, 04/15/2030	10,000	8,860
5.05%, 07/15/2033	25,000	23,195
5.75%, 01/15/2034	10,000	9,755
Verizon Communications, Inc.
2.55%, 03/21/2031	7,000	5,574
2.85%, 09/03/2041	26,000	16,809
		161,241
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	33,692
4.00%, 07/15/2025*	10,000	9,605
4.40%, 07/01/2027*	21,000	19,680
6.05%, 08/01/2028*	5,000	4,937
		67,914
Total Corporate Bonds & Notes (cost $8,168,397)		7,341,459
ASSET BACKED SECURITIES — 10.3%
Auto Loan Receivables — 2.6%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	19,967
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	39,337
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	100,000	99,128
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	89,399	88,795
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	15,046	14,929
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,778
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,779
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	12,744	12,657
Series 2019-4A, Class D 2.58%, 09/15/2025*	30,478	30,012
Series 2020-1A, Class D 2.73%, 12/15/2025*	12,912	12,679
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,859
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	8,945
Series 2023-3A, Class B 6.11%, 09/15/2027	8,000	7,971
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,764
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,570
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A 5.94%, 02/25/2028*	$ 100,000	$ 99,749
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	29,968
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,739
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	24,769
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	29,891
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	10,000	9,826
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	29,121
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,874
Series 2023-2A, Class B 6.14%, 03/15/2028*	35,000	34,941
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,620
		709,668
Home Equity — 0.6%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.01%, (TSFR1M+1.69%), 10/25/2034	1,165	1,162
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.53%, (TSFR1M+0.21%), 02/25/2037	31,627	15,612
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.93%, (TSFR1M+0.61%), 11/25/2036	149,215	136,838
		153,612
Other Asset Backed Securities — 7.1%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	49,807	45,531
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	38,478
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 6.69%, (SOFR30A+1.36%), 04/20/2034*	250,000	247,455
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,739
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 6.80%, (TSFR1M+1.45%), 01/25/2035*	250,000	245,282
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	14,973
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,875	41,203

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	$ 57,150	$ 54,221
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	93,154
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	20,000	19,685
Madison Park Funding XLI, Ltd. FRS
Series 12A, Class AR 6.44%, (TSFR3M+1.09%), 04/22/2027*	135,192	135,000
MF1, Ltd. FRS
Series 2022-FL8, Class AS 7.08%, (TSFR1M+1.75%), 02/19/2037*	100,000	97,798
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	70,413	58,696
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	100,000	86,230
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(2)	54,199	50,276
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	53,090	50,069
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	66,050	61,384
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.56%, (TSFR1M+0.24%), 05/25/2037	61,063	45,774
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	22,493
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	106,110	86,675
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(2)	52,372	48,650
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.70%, (TSFR3M+1.39%), 04/15/2034*	100,000	98,103
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 6.81%, (TSFR3M+1.50%), 04/15/2034*	100,000	99,031
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	52,367	49,343
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(2)	54,606	50,804
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,125	42,193
		1,892,240
Total Asset Backed Securities (cost $2,779,455)		2,755,520
Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.0%
Commercial and Residential — 12.4%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	$ 120,000	$ 112,318
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(1)	43,792	35,518
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	15,022	13,459
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	20,342	16,428
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	35,210	28,785
Series 2020-3, Class A1 1.69%, 04/25/2065*(1)	20,378	18,544
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	35,863	29,470
BANK VRS
Series 2017-BNK8, Class XA 0.85%, 11/15/2050(1)(3)	814,906	19,037
Series 2019-BN20, Class XA 0.94%, 09/15/2062(1)(3)	896,065	33,337
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.81%, 02/25/2036(1)	35,813	31,430
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.61%, 07/15/2051(1)(3)	327,885	5,089
Series 2018-B1, Class XA 0.68%, 01/15/2051(1)(3)	150,912	2,736
Series 2018-B8, Class XA 0.78%, 01/15/2052(1)(3)	899,935	21,543
Series 2019-B10, Class XA 1.36%, 03/15/2062(1)(3)	297,753	13,909
Series 2020-B22, Class XA 1.63%, 01/15/2054(1)(3)	158,072	12,767
Series 2020-B18, Class XA 1.91%, 07/15/2053(1)(3)	99,395	6,770
BX Trust FRS
Series 2022-PSB, Class A 7.78%, (TSFR1M+2.45%), 08/15/2039*	31,242	31,233
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 7.93%, (TSFR3M+2.60%), 12/15/2037*	100,000	96,917
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/11/2047	75,000	74,622
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.10%, (H15T1Y+2.4%), 03/25/2036	15,382	14,092
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	33,915	26,721
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	72,956	55,321
Commercial Mtg. Trust
Series 2014-CR21, Class A3 3.53%, 12/10/2047	127,772	123,958
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	149,000	147,869
Series 2014-CR17, Class A5 3.98%, 05/10/2047	75,000	73,842

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	$ 21,000	$ 10,169
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	42,414	40,942
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.85%, 06/15/2057(1)(3)	995,641	7,473
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(1)	64,998	49,111
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	24,815	21,730
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	113,694
Series 2016-C1, Class ASB 3.04%, 05/10/2049	43,044	41,243
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(1)(3)	99,370	5,926
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 8.01%, (SOFR30A+2.70%), 07/25/2043*	35,000	35,186
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 5.94%, 05/25/2035(1)	24,339	21,836
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(1)	52,235	41,662
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	160,000	117,163
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	40,000	38,676
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(1)(3)	1,102,138	15,374
GS Mtg. Securities Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	140,000	138,646
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.84%, 03/25/2047(1)	10,349	6,580
Series 2006-AR2, Class 3A1 4.74%, 04/25/2036(1)	3,965	2,523
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.97%, (TSFR1M+0.38%), 05/25/2035	18,640	16,878
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	85,000	76,935
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,744
Legacy Mtg. Asset Trust
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(2)	76,014	70,792
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(2)	$ 64,871	$ 64,267
LSTAR Securities Investment, Ltd. FRS
Series 2021-1, Class A 8.23%, (TSFR3M+2.91%), 02/01/2026*	44,029	43,553
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 4.15%, 02/25/2035(1)	4,772	4,383
Series 2005-A1, Class 2A1 4.56%, 12/25/2034(1)	5,618	5,414
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	25,706	22,353
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5 4.06%, 02/15/2047	16,894	16,770
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(1)(3)	204,648	1,255
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.48%, 06/15/2050(1)(3)	110,823	3,330
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	18,356	6,481
MortgageIT Trust FRS
Series 2005-4, Class A1 5.99%, (TSFR1M+0.67%), 10/25/2035	22,889	22,090
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.93%, (TSFR1M+1.61%), 06/25/2057*	22,068	21,925
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	24,119	22,255
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	25,043	22,803
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	23,519	21,402
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	70,518	56,074
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(1)	3,546	3,036
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(2)	74,188	68,426
Series 2021-4, Class A1 1.87%, 04/25/2026*(2)	64,725	59,488
Series 2021-9, Class A1 2.36%, 10/25/2026*(2)	64,488	60,098
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	90,000	83,628
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	38,407
Starwood Mtg. Residential Trust VRS
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	80,206	63,396

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	$ 90,501	$ 71,371
Verus Securitization Trust
Series 2022-1, Class A1 2.72%, 01/25/2067*(2)	85,317	73,376
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	42,039	35,033
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS3, Class A4 3.62%, 09/15/2057	60,000	56,769
Series 2014-LC16, Class A5 3.82%, 08/15/2050	80,000	78,239
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(1)(3)	529,003	7,319
Series 2015-NXS1, Class D 4.28%, 05/15/2048(1)	10,000	8,300
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.32%, 10/25/2036(1)	8,930	7,789
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,000	142,057
Series 2014-LC14, Class A5 4.05%, 03/15/2047	130,000	129,227
Series 2014-C19, Class A5 4.10%, 03/15/2047	60,000	59,399
		3,320,711
U.S. Government Agency — 3.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	82,000	76,696
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(1)(3)	204,015	6,862
Series K064, Class X1 0.73%, 03/25/2027(1)(3)	344,966	5,950
Series K124, Class X1 0.81%, 12/25/2030(1)(3)	269,925	10,856
Series K122, Class X1 0.97%, 11/25/2030(1)(3)	99,321	4,682
Series K121, Class X1 1.12%, 10/25/2030(1)(3)	117,442	6,312
Series K114, Class X1 1.21%, 06/25/2030(1)(3)	213,750	12,500
Series K104, Class X1 1.25%, 01/25/2030(1)(3)	181,409	9,860
Series K111, Class X1 1.68%, 05/25/2030(1)(3)	99,296	7,925
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	5,361	5,207
Series 3964, Class MD 2.00%, 01/15/2041	87	82
Series 5170, Class DP 2.00%, 07/25/2050	47,793	39,155
Series 4961, Class JB 2.50%, 12/15/2042	26,168	22,745
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 3883, Class PB 3.00%, 05/15/2041	$ 8,333	$ 7,644
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	16,865	14,759
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.56%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,471
Series 2023-HQA2, Class M1B 8.66%, (SOFR30A+3.35%), 06/25/2043*	60,000	61,393
Series 2022-HQA2, Class M1B 9.31%, (SOFR30A+4.00%), 07/25/2042*	20,000	20,788
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.21%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,429
Series 2022-DNA4, Class M1B 8.66%, (SOFR30A+3.35%), 05/25/2042*	25,000	25,911
Series 2023-HQA1, Class M1B 8.81%, (SOFR30A+3.50%), 05/25/2043*	50,000	51,312
Series 2022-HQA3, Class M1B 8.86%, (TSFR1M+3.55%), 08/25/2042*	10,000	10,335
Series 2022-DNA6, Class M1B 9.01%, (SOFR30A+3.70%), 09/25/2042*	20,000	20,956
Series 2022-DNA5, Class M1B 9.81%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,564
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	14,868	13,122
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.58%, (SOFR30A+2.26%), 09/25/2031*	68	68
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	8,054	8,054
Series 2023-R05, Class 1M2 8.41%, (SOFR30A+3.1%), 06/25/2043*	17,000	17,417
Series 2017-C01, Class 1M2 8.98%, (SOFR30A+3.66%), 07/25/2029	13,277	13,741
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	22,865	24,071
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	6,661	6,349
Series 2011-117, Class MA 2.00%, 08/25/2040	431	416
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,942	4,398
Series 2012-18, Class GA 2.00%, 12/25/2041	8,958	7,867
Series 2016-11, Class GA 2.50%, 03/25/2046	13,077	11,643
Series 2019-54, Class KC 2.50%, 09/25/2049	44,123	38,928
Series 2015-48, Class QB 3.00%, 02/25/2043	10,236	9,595
Series 2016-38, Class NA 3.00%, 01/25/2046	6,452	5,665
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	24,173
Series 2017-34, Class JK 3.00%, 05/25/2047	4,982	4,645

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-45, Class PT 3.00%, 08/25/2049	$ 18,348	$ 15,906
Series 2012-52, Class PA 3.50%, 05/25/2042	7,816	7,252
Series 2012-120, Class ZB 3.50%, 11/25/2042	51,258	45,370
Series 2017-26, Class CG 3.50%, 07/25/2044	7,257	7,011
Series 2018-23, Class LA 3.50%, 04/25/2048	17,856	16,271
Series 2019-7, Class JA 3.50%, 03/25/2049	17,457	15,932
Series 2019-14, Class CA 3.50%, 04/25/2049	21,555	19,795
Series 2017-35, Class AH 3.50%, 04/25/2053	7,568	7,295
Series 2017-84, Class KA 3.50%, 04/25/2053	8,917	8,468
Series 2018-70, Class HA 3.50%, 10/25/2056	12,561	11,787
Series 2019-12, Class HA 3.50%, 11/25/2057	19,894	18,157
Series 2017-49, Class JA 4.00%, 07/25/2053	7,950	7,679
Series 2022-90, Class AY 4.50%, 12/25/2041	75,000	69,367
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	1,645	1,632
Series 2015-151, Class BA 1.70%, 10/20/2045	302	301
Series 2013-37, Class LG 2.00%, 01/20/2042	8,420	7,868
Series 2005-74, Class HA 7.50%, 09/16/2035	3	3
Series 2005-74, Class HB 7.50%, 09/16/2035	394	396
Series 2005-74, Class HC 7.50%, 09/16/2035	503	510
		946,546
Total Collateralized Mortgage Obligations (cost $4,805,571)		4,267,257
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.1%
U.S. Government — 14.2%
United States Treasury Bonds
1.25%, 05/15/2050	553,000	260,904
1.38%, 08/15/2050	20,000	9,759
1.63%, 11/15/2050	260,000	136,185
1.75%, 08/15/2041	235,000	146,343
2.00%, 08/15/2051	145,000	83,670
2.25%, 08/15/2046	115,000	72,917
2.50%, 02/15/2045	230,000	156,184
2.88%, 08/15/2045	295,000	213,656
3.00%, 05/15/2045(4)(5)	370,000	274,768
3.00%, 11/15/2045 to 08/15/2052	677,000	495,528
3.13%, 08/15/2044	440,000	336,188
3.38%, 08/15/2042 to 05/15/2044	720,000	578,033
3.63%, 08/15/2043	280,000	233,647
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	60,393	33,140
0.25%, 02/15/2050(6)	303,180	178,364
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
United States Treasury Notes
3.50%, 02/15/2033	$ 170,000	$ 155,975
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	364,472	324,683
0.75%, 07/15/2028(6)	110,814	103,108
		3,793,052
U.S. Government Agency — 29.9%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	315,561	241,085
2.50%, 01/01/2028 to 04/01/2052	326,910	261,054
3.00%, 08/01/2027 to 08/01/2043	46,285	39,753
3.50%, 02/01/2042 to 09/01/2043	10,295	9,099
4.00%, 10/01/2043	3,720	3,410
4.50%, 01/01/2039	335	317
5.00%, 05/01/2034 to 10/01/2052	576,329	544,197
5.50%, 07/01/2034 to 08/01/2037	10,885	10,840
6.50%, 05/01/2029	618	630
Federal Home Loan Mtg. Corp. FRS
4.74%, (RFUCCT6M+1.49%), 02/01/2037	292	292
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	945,595	722,312
2.50%, 02/01/2043 to 04/01/2052	507,798	406,846
2.66%, 03/01/2027	196,378	180,776
3.00%, 01/01/2028	2,310	2,214
4.50%, 01/01/2039 to 05/01/2041	8,120	7,641
5.00%, 07/01/2040 to 09/01/2052	235,696	222,756
5.50%, 12/01/2029 to 06/01/2038	5,187	5,138
6.00%, 06/01/2026 to 06/01/2040	10,110	10,114
6.50%, 11/01/2035 to 10/01/2037	1,458	1,477
7.00%, 06/01/2037	3,944	4,107
Federal National Mtg. Assoc. FRS
4.85%, (RFUCCT1Y+1.57%), 05/01/2037	383	387
6.06%, (RFUCCT1Y+1.82%), 10/01/2040	431	440
Government National Mtg. Assoc.
2.00%, October 30 TBA	425,000	335,933
2.50%, October 30 TBA	325,000	265,598
3.00%, October 30 TBA	775,000	656,752
3.50%, October 30 TBA	385,000	337,206
4.00%, 10/15/2040 to 10/15/2041	22,248	20,558
4.00%, October 30 TBA	150,000	135,135
4.50%, 06/15/2041	36,150	34,412
5.00%, 01/15/2033 to 01/15/2040	17,393	16,758
5.50%, 04/15/2036	31,874	31,029
6.50%, 07/15/2028 to 11/15/2028	31,881	32,096
7.00%, 01/15/2033 to 11/15/2033	4,919	5,033
8.00%, 02/15/2030	316	315
Uniform Mtg. Backed Securities
1.50%, October 15 TBA	200,000	166,582
2.00%, October 15 TBA	225,000	192,915
2.00%, October 30 TBA	185,000	140,701
3.00%, October 30 TBA	225,000	186,020
4.00%, October 30 TBA	465,000	413,959
4.50%, October 30 TBA	938,000	861,201
5.00%, October 30 TBA	200,000	188,687
5.50%, October 30 TBA	770,000	744,103
6.00%, October 30 TBA	575,000	567,453
		8,007,331
Total U.S. Government & Agency Obligations (cost $13,424,615)		11,800,383

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Sovereign — 2.2%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	594,000	$ 112,886
Government of Hungary
1.63%, 04/28/2032	EUR	120,000	93,904
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	101,203
Government of Romania
2.63%, 12/02/2040*	EUR	60,000	37,194
2.75%, 04/14/2041	EUR	65,000	40,233
3.38%, 02/08/2038	EUR	20,000	14,837
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	51,011
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	76,045
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	66,630
Total Foreign Government Obligations (cost $908,265)			593,943
MUNICIPAL SECURITIES — 1.7%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		$ 5,000	4,820
6.14%, 12/01/2039		15,000	13,437
6.32%, 11/01/2029		40,000	38,794
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,083
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	73,057
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		70,000	64,982
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	32,551
5.18%, 11/15/2049		35,000	30,081
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		19,000	20,191
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		70,000	66,100
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		65,000	67,111
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		30,000	29,420
Total Municipal Securities (cost $487,798)			448,627
COMMON STOCKS — 15.7%
Advertising — 1.1%
Trade Desk, Inc., Class A†		3,880	303,222
Auto Manufacturers — 0.8%
Tesla, Inc.†		852	213,188
Security Description	Shares or Principal Amount	Value

Biotechnology — 1.2%
Illumina, Inc.†	832	$ 114,217
Royalty Pharma PLC, Class A	7,951	215,790
		330,007
Commercial Services — 1.0%
Adyen NV*†	236	176,080
Block, Inc.†	473	20,935
Toast, Inc., Class A†	3,565	66,772
		263,787
Diversified Financial Services — 0.3%
Intercontinental Exchange, Inc.	665	73,163
Healthcare-Products — 0.1%
Intuitive Surgical, Inc.†	88	25,722
Internet — 6.1%
Airbnb, Inc., Class A†	1,624	222,829
Amazon.com, Inc.†	1,265	160,807
Chewy, Inc., Class A†	3,592	65,590
DoorDash, Inc., Class A†	3,366	267,496
MercadoLibre, Inc.†	130	164,824
Meta Platforms, Inc., Class A†	505	151,606
Shopify, Inc., Class A†	5,250	286,493
Uber Technologies, Inc.†	6,864	315,675
		1,635,320
Retail — 0.3%
Floor & Decor Holdings, Inc., Class A†	718	64,979
Software — 4.8%
Bill.com Holdings, Inc.†	1,669	181,203
Cloudflare, Inc., Class A†	5,077	320,054
Datadog, Inc., Class A†	1,226	111,676
ROBLOX Corp., Class A†	7,394	214,130
Snowflake, Inc., Class A†	1,781	272,084
Veeva Systems, Inc., Class A†	322	65,511
ZoomInfo Technologies, Inc.†	7,034	115,358
		1,280,016
Total Common Stocks (cost $4,171,430)		4,189,404
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	15
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	1,048,008	4,900
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	1,199,617	6,430

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: USD 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	1,115,269	$ 4,292
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: CNY 7.87; Counterparty: Goldman Sachs International)	9,415	0
Total Purchased Options (cost $14,671)		15,622
Total Long-Term Investment Securities (cost $34,760,202)		31,412,230
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 60,000	60,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	75,000	75,000
BNP Paribas SA Joint Repurchase Agreement(7)	65,000	65,000
Deutsche Bank AG Joint Repurchase Agreement(7)	60,000	60,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	60,000	60,000
Total Repurchase Agreements (cost $320,000)		320,000
TOTAL INVESTMENTS (cost $35,080,202)(8)	118.7%	31,732,230
Other assets less liabilities	(18.7)	(4,995,621)
NET ASSETS	100.0%	$26,736,609
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income Portfolio has no right to demand registration of these securities. At September 30, 2023, the aggregate value of these securities was $6,728,474 representing 25.2% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2023.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	60,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 587	$ 10,995	$ 11,582
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	71	21,268	21,339
Centrally Cleared	225,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	996	15,132	16,128
								$1,654	$47,395	$49,049

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$103,000	USD	$103,000	1.000%	Quarterly	Jun 2027	$4,231	$(3,163)	$1,068
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Canada 10 Year Bonds	December 2023	$ 174,062	$169,527	$ 4,535
2	Short	Euro Buxl 30 Year Bonds	December 2023	276,133	258,731	17,402
2	Short	Euro-BTP	December 2023	240,916	232,024	8,892
8	Short	U.S. Treasury Ultra Bonds	December 2023	1,007,033	949,499	57,534
						$88,363
						Unrealized (Depreciation)
10	Long	Canada 5 Year Bonds	December 2023	$ 804,331	$ 794,993	$ (9,338)
1	Long	Long Gilt	December 2023	115,495	114,885	(610)
6	Long	U.S. Treasury 10 Year Notes	December 2023	653,797	648,375	(5,422)
8	Long	U.S. Treasury 2 Year Notes	December 2023	1,625,328	1,621,687	(3,641)
5	Long	U.S. Treasury 5 Year Notes	December 2023	530,578	526,797	(3,781)
3	Long	U.S. Treasury Ultra 10 Year Notes	December 2023	344,440	334,687	(9,753)
						$(32,545)
		Net Unrealized Appreciation (Depreciation)				$ 55,818
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	466,000	USD	501,228	12/20/2023	$6,743	$—
Goldman Sachs International	BRL	564,000	USD	112,457	12/20/2023	1,331	—
Unrealized Appreciation (Depreciation)						$8,074	$—
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 7,341,459	$—	$ 7,341,459
Asset Backed Securities	—	2,755,520	—	2,755,520
Collateralized Mortgage Obligations	—	4,267,257	—	4,267,257
U.S. Government & Agency Obligations	—	11,800,383	—	11,800,383
Foreign Government Obligations	—	593,943	—	593,943
Municipal Securities	—	448,627	—	448,627
Common Stocks	4,189,404	—	—	4,189,404
Escrows and Litigation Trusts	—	15	—	15
Purchased Options	—	15,622	—	15,622
Repurchase Agreements	—	320,000	—	320,000
Total Investments at Value	$4,189,404	$27,542,826	$—	$31,732,230
Other Financial Instruments:†
Swaps	$ —	$ 47,395	$—	$ 47,395
Futures Contracts	88,363	—	—	88,363
Forward Foreign Currency Contracts	—	8,074	—	8,074
Total Other Financial Instruments	$ 88,363	$ 55,469	$—	$ 143,832
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 3,163	$—	$ 3,163
Futures Contracts	32,545	—	—	32,545
Total Other Financial Instruments	$ 32,545	$ 3,163	$—	$ 35,708
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	36.6%
Collateralized Mortgage Obligations	13.3
Internet	12.3
Software	10.2
Other Asset Backed Securities	5.0
Banks	3.7
Electric	3.3
Biotechnology	2.7
Commercial Services	2.5
Advertising	2.3
Auto Loan Receivables	2.0
Auto Manufacturers	1.5
Foreign Government Obligations	1.5
Diversified Financial Services	1.4
Media	1.4
Municipal Securities	1.3
Oil & Gas	1.3
Retail	1.1
Repurchase Agreements	1.0
Pipelines	1.0
REITS	0.7
Healthcare-Services	0.5
Telecommunications	0.5
Healthcare-Products	0.5
Insurance	0.5
Home Equity	0.4
Gas	0.4
Agriculture	0.4
Semiconductors	0.4
Packaging & Containers	0.4
Apparel	0.3
Environmental Control	0.3
Building Materials	0.3
Entertainment	0.2
Computers	0.2
Trucking & Leasing	0.2
Chemicals	0.2
Investment Companies	0.2
Aerospace/Defense	0.2
Mining	0.2
Office/Business Equipment	0.2
Hand/Machine Tools	0.2
Purchased Options	0.1
Food	0.1
Home Builders	0.1
Pharmaceuticals	0.1
Machinery-Diversified	0.1
Electronics	0.1
Iron/Steel	0.1
113.5%
Credit Quality†#
Aaa	54.8%
Aa	1.2
A	7.0
Baa	13.9
Ba	6.2
B	1.4
Caa	0.6

Ca	0.2
Not Rated@	14.7
100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 22.0%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	$ 4,072
4.88%, 01/15/2029	35,000	31,675
		35,747
Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	19,000	18,551
5.15%, 05/01/2030	21,000	20,065
Northrop Grumman Corp.
5.15%, 05/01/2040	15,000	13,694
RTX Corp.
5.15%, 02/27/2033	13,000	12,311
		64,621
Agriculture — 0.4%
BAT Capital Corp.
6.34%, 08/02/2030	10,000	9,850
Philip Morris International, Inc.
4.88%, 02/15/2028	25,000	24,219
5.13%, 11/17/2027 to 02/15/2030	50,000	48,355
5.38%, 02/15/2033	35,000	33,174
5.63%, 11/17/2029 to 09/07/2033	30,000	29,120
Reynolds American, Inc.
5.70%, 08/15/2035	10,000	8,947
		153,665
Apparel — 0.3%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	27,503
William Carter Co.
5.63%, 03/15/2027*	95,000	91,366
		118,869
Banks — 3.7%
Bank of America Corp.
1.90%, 07/23/2031	5,000	3,799
2.57%, 10/20/2032	20,000	15,368
2.59%, 04/29/2031	40,000	32,144
2.69%, 04/22/2032	70,000	55,016
2.97%, 02/04/2033	15,000	11,828
3.19%, 07/23/2030	95,000	81,203
5.20%, 04/25/2029	25,000	24,083
5.93%, 09/15/2027	35,000	34,740
Barclays PLC
7.12%, 06/27/2034	200,000	192,627
Citigroup, Inc.
1.28%, 11/03/2025	35,000	33,056
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	10,000	7,616
2.62%, 04/22/2032	100,000	78,108
3.81%, 04/23/2029	30,000	27,241
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	192,553
Huntington Bancshares, Inc.
6.21%, 08/21/2029	5,000	4,891
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,000	2,322
3.51%, 01/23/2029	25,000	22,676
3.70%, 05/06/2030	95,000	84,729
4.01%, 04/23/2029	15,000	13,824
5.30%, 07/24/2029	25,000	24,325
Security Description	Shares or Principal Amount	Value

Banks (continued)
M&T Bank Corp.
5.05%, 01/27/2034	$ 30,000	$ 25,943
Morgan Stanley
1.79%, 02/13/2032	30,000	22,216
2.24%, 07/21/2032	30,000	22,611
2.48%, 01/21/2028	15,000	13,374
4.43%, 01/23/2030	10,000	9,251
5.16%, 04/20/2029	30,000	28,862
5.45%, 07/20/2029	5,000	4,872
Morgan Stanley VRS
3.59%, 07/22/2028(1)	50,000	45,619
Wells Fargo & Co.
2.57%, 02/11/2031	25,000	20,208
3.00%, 10/23/2026	60,000	55,104
3.35%, 03/02/2033	24,000	19,400
4.90%, 07/25/2033	15,000	13,575
5.39%, 04/24/2034	10,000	9,349
5.57%, 07/25/2029	70,000	68,291
		1,300,824
Biotechnology — 0.3%
Amgen, Inc.
5.25%, 03/02/2030 to 03/02/2033	53,000	50,771
CSL Finance PLC
4.05%, 04/27/2029*	20,000	18,656
Royalty Pharma PLC
2.15%, 09/02/2031	20,000	14,966
2.20%, 09/02/2030	15,000	11,645
3.55%, 09/02/2050	15,000	9,168
		105,206
Building Materials — 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	49,038
Standard Industries, Inc.
4.38%, 07/15/2030*	65,000	53,833
		102,871
Chemicals — 0.2%
Celanese US Holdings LLC
6.17%, 07/15/2027	30,000	29,582
6.33%, 07/15/2029	20,000	19,604
6.55%, 11/15/2030	15,000	14,680
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	3,998
		67,864
Commercial Services — 0.6%
Gartner, Inc.
4.50%, 07/01/2028*	25,000	22,808
Howard University
2.80%, 10/01/2030	5,000	4,142
2.90%, 10/01/2031	25,000	20,296
3.48%, 10/01/2041	10,000	6,844
Service Corp. International
3.38%, 08/15/2030	55,000	44,330
5.13%, 06/01/2029	62,000	57,319
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	37,364
		193,103
Computers — 0.2%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	90,000	80,631

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.05%, 03/22/2053*	$ 18,000	$ 16,350
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028*	10,000	9,769
Diversified Financial Services — 0.9%
Capital One Financial Corp.
1.88%, 11/02/2027	60,000	52,215
3.27%, 03/01/2030	15,000	12,548
5.25%, 07/26/2030	15,000	13,905
5.47%, 02/01/2029	20,000	19,038
5.82%, 02/01/2034	10,000	9,012
6.31%, 06/08/2029	5,000	4,886
6.38%, 06/08/2034	7,000	6,606
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	153,094
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,403
Nasdaq, Inc.
5.35%, 06/28/2028	10,000	9,817
5.55%, 02/15/2034	10,000	9,545
OneMain Finance Corp.
6.13%, 03/15/2024	5,000	4,984
Synchrony Financial
2.88%, 10/28/2031	10,000	7,085
7.25%, 02/02/2033	15,000	13,239
		325,377
Electric — 3.3%
AES Corp.
3.30%, 07/15/2025*	25,000	23,679
Alabama Power Co.
3.45%, 10/01/2049	25,000	16,614
4.15%, 08/15/2044	15,000	11,536
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	9,694
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	15,000	11,226
4.60%, 05/01/2053	10,000	7,811
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	10,859
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	9,394
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,301
5.38%, 11/15/2032	60,000	57,283
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	12,293
Duke Energy Corp.
2.55%, 06/15/2031	40,000	31,716
4.50%, 08/15/2032	20,000	17,991
5.00%, 08/15/2052	5,000	4,156
Duke Energy Indiana LLC
2.75%, 04/01/2050	20,000	11,453
Duke Energy Progress LLC
3.70%, 10/15/2046	30,000	20,815
4.00%, 04/01/2052	10,000	7,275
4.38%, 03/30/2044	21,000	16,766
Edison International
5.25%, 11/15/2028	15,000	14,432
6.95%, 11/15/2029	35,000	36,096
Security Description	Shares or Principal Amount	Value

Electric (continued)
Emera, Inc.
6.75%, 06/15/2076	$ 15,000	$ 14,399
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,035
Evergy, Inc.
2.45%, 09/15/2024	25,000	24,151
2.90%, 09/15/2029	10,000	8,541
Eversource Energy
3.38%, 03/01/2032	11,000	9,125
5.13%, 05/15/2033	30,000	27,904
5.45%, 03/01/2028	5,000	4,942
Florida Power & Light Co.
5.10%, 04/01/2033	10,000	9,674
Georgia Power Co.
4.30%, 03/15/2042	8,000	6,400
4.70%, 05/15/2032	10,000	9,265
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	5,000	4,883
Kentucky Utilities Co.
5.45%, 04/15/2033	10,000	9,769
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	9,815
National Grid PLC
5.60%, 06/12/2028	5,000	4,946
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	15,000	14,978
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	25,000	20,014
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	5,000	4,427
4.63%, 07/15/2027	45,000	43,374
5.00%, 02/28/2030 to 07/15/2032	25,000	23,571
6.05%, 03/01/2025	5,000	5,008
NRG Energy, Inc.
2.45%, 12/02/2027*	18,000	15,258
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	11,204
Ohio Edison Co.
5.50%, 01/15/2033*	15,000	14,351
Pacific Gas & Electric Co.
2.50%, 02/01/2031	20,000	15,216
4.55%, 07/01/2030	35,000	30,939
4.95%, 07/01/2050	22,000	16,398
5.25%, 03/01/2052	10,000	7,707
5.90%, 06/15/2032	40,000	37,356
6.10%, 01/15/2029	50,000	48,836
6.15%, 01/15/2033	25,000	23,711
6.40%, 06/15/2033	45,000	43,373
PPL Capital Funding, Inc.
4.13%, 04/15/2030	5,000	4,490
Puget Energy, Inc.
2.38%, 06/15/2028	20,000	17,108
4.10%, 06/15/2030	25,000	21,783
Sempra
3.70%, 04/01/2029	16,000	14,415
5.40%, 08/01/2026	20,000	19,788
Southern California Edison Co.
2.85%, 08/01/2029	15,000	12,937
5.30%, 03/01/2028	10,000	9,870
5.85%, 11/01/2027	5,000	5,027
Southern Co.
3.25%, 07/01/2026	30,000	28,130
5.20%, 06/15/2033	20,000	18,904

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.70%, 03/15/2034	$ 10,000	$ 9,793
Southwestern Electric Power Co.
5.30%, 04/01/2033	55,000	51,935
Virginia Electric & Power Co.
5.00%, 04/01/2033	26,000	24,374
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	48,405
4.60%, 06/01/2032	13,000	11,797
		1,157,716
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,389
Entertainment — 0.2%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	36,000	26,749
WMG Acquisition Corp.
3.88%, 07/15/2030*	70,000	59,129
		85,878
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	90,000	84,810
Veralto Corp.
5.35%, 09/18/2028*	20,000	19,774
		104,584
Food — 0.1%
Kellanova
3.40%, 11/15/2027	20,000	18,381
Conagra Brands, Inc.
4.85%, 11/01/2028	15,000	14,321
General Mills, Inc.
4.95%, 03/29/2033	5,000	4,685
		37,387
Gas — 0.4%
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	25,000	24,523
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	19,301
NiSource, Inc.
3.49%, 05/15/2027	25,000	23,172
3.60%, 05/01/2030	29,000	25,261
5.25%, 03/30/2028	35,000	34,301
Piedmont Natural Gas Co., Inc.
5.40%, 06/15/2033	10,000	9,534
Southern California Gas Co.
5.20%, 06/01/2033	15,000	14,190
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	5,000	4,902
		155,184
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/2028*	40,000	38,907
6.30%, 02/15/2030*	15,000	14,489
		53,396
Healthcare-Products — 0.3%
Avantor Funding, Inc.
4.63%, 07/15/2028*	55,000	50,142
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Hologic, Inc.
4.63%, 02/01/2028*	$ 48,000	$ 44,168
		94,310
Healthcare-Services — 0.5%
Centene Corp.
2.45%, 07/15/2028	20,000	16,897
4.63%, 12/15/2029	80,000	72,050
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,365
Humana, Inc.
3.70%, 03/23/2029	20,000	18,244
Kaiser Foundation Hospitals
2.81%, 06/01/2041	8,000	5,373
3.00%, 06/01/2051	15,000	9,442
Sutter Health
3.36%, 08/15/2050	9,000	5,883
UnitedHealth Group, Inc.
2.75%, 05/15/2040	27,000	18,345
3.50%, 08/15/2039	5,000	3,850
4.95%, 05/15/2062	5,000	4,310
5.25%, 02/15/2028	10,000	10,017
5.88%, 02/15/2053	10,000	10,036
6.05%, 02/15/2063	5,000	5,059
		183,871
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	40,000	37,260
Insurance — 0.5%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	9,587
Athene Global Funding
2.65%, 10/04/2031*	45,000	33,319
2.72%, 01/07/2029*	40,000	33,227
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	55,000	46,027
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	13,000	10,222
4.75%, 03/15/2039	6,000	5,266
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,682
		157,330
Internet — 0.4%
Gen Digital, Inc.
5.00%, 04/15/2025*	45,000	43,959
6.75%, 09/30/2027*	25,000	24,509
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	77,350
		145,818
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	64,680
Iron/Steel — 0.1%
ArcelorMittal SA
6.80%, 11/29/2032	19,000	18,870
Machinery-Diversified — 0.1%
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	4,825

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
Otis Worldwide Corp.
2.57%, 02/15/2030	$ 25,000	$ 20,727
		25,552
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	57,457
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	15,000	9,270
3.90%, 06/01/2052	5,000	2,989
4.80%, 03/01/2050	5,000	3,496
5.13%, 07/01/2049	28,000	20,411
6.48%, 10/23/2045	15,000	13,097
Comcast Corp.
3.20%, 07/15/2036	6,000	4,626
3.25%, 11/01/2039	27,000	19,724
3.40%, 07/15/2046	5,000	3,406
Cox Communications, Inc.
2.60%, 06/15/2031*	25,000	19,475
Discovery Communications LLC
3.63%, 05/15/2030	10,000	8,465
3.90%, 11/15/2024	35,000	34,034
4.00%, 09/15/2055	23,000	13,799
5.20%, 09/20/2047	15,000	11,372
5.30%, 05/15/2049	35,000	26,801
Paramount Global
4.20%, 05/19/2032	30,000	23,849
4.38%, 03/15/2043	32,000	20,697
4.95%, 01/15/2031	45,000	38,644
5.25%, 04/01/2044	15,000	10,474
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	60,000	53,475
4.00%, 07/15/2028*	25,000	21,339
Time Warner Cable LLC
4.50%, 09/15/2042	45,000	31,177
5.88%, 11/15/2040	30,000	24,857
		472,934
Mining — 0.2%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	10,000	8,228
Glencore Funding LLC
2.85%, 04/27/2031*	10,000	7,935
5.70%, 05/08/2033*	15,000	14,224
6.38%, 10/06/2030*	30,000	29,919
		60,306
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	68,000	57,983
Oil & Gas — 1.3%
Apache Corp.
4.88%, 11/15/2027	30,000	27,954
BP Capital Markets America, Inc.
2.94%, 06/04/2051	15,000	9,158
3.00%, 02/24/2050	10,000	6,235
4.81%, 02/13/2033	30,000	28,076
4.89%, 09/11/2033	23,000	21,593
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	3,592
5.05%, 09/15/2033	20,000	19,146
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
5.70%, 09/15/2063	$ 15,000	$ 14,291
Continental Resources, Inc.
2.88%, 04/01/2032*	5,000	3,744
4.38%, 01/15/2028	3,000	2,783
5.75%, 01/15/2031*	10,000	9,395
Ecopetrol SA
4.63%, 11/02/2031	10,000	7,634
8.63%, 01/19/2029	45,000	45,159
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	10,000	9,288
5.88%, 03/30/2031*	30,000	26,018
Equinor ASA
3.63%, 04/06/2040	20,000	15,434
3.70%, 04/06/2050	5,000	3,650
Hess Corp.
7.13%, 03/15/2033	3,000	3,168
7.30%, 08/15/2031	18,000	19,066
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	47,375
Marathon Oil Corp.
6.60%, 10/01/2037	13,000	12,661
Occidental Petroleum Corp.
6.45%, 09/15/2036	10,000	9,819
6.63%, 09/01/2030	10,000	10,133
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	4,924
6.63%, 08/15/2037	5,000	4,797
7.38%, 11/01/2031	40,000	41,913
Patterson-UTI Energy, Inc.
7.15%, 10/01/2033	5,000	5,018
Shell International Finance BV
2.88%, 11/26/2041	15,000	10,180
3.00%, 11/26/2051	2,000	1,249
3.25%, 04/06/2050	15,000	9,960
Viper Energy Partners LP
5.38%, 11/01/2027*	28,000	26,523
		459,936
Packaging & Containers — 0.4%
Ball Corp.
4.00%, 11/15/2023	10,000	9,954
6.00%, 06/15/2029	85,000	82,520
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	37,705
		130,179
Pharmaceuticals — 0.1%
CVS Health Corp.
5.13%, 02/21/2030	15,000	14,427
5.25%, 01/30/2031	20,000	19,217
		33,644
Pipelines — 1.0%
Cheniere Energy Partners LP
4.50%, 10/01/2029	10,000	9,055
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	15,000	14,924
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	5,000	4,936
6.04%, 11/15/2033*	20,000	19,522
6.54%, 11/15/2053*	5,000	4,888
Enbridge, Inc.
5.70%, 03/08/2033	43,000	41,194
8.50%, 01/15/2084	25,000	24,794

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer LP
6.13%, 12/15/2045	$ 8,000	$ 7,116
EQM Midstream Partners LP
4.13%, 12/01/2026	35,000	32,398
MPLX LP
4.95%, 09/01/2032	22,000	20,036
5.20%, 03/01/2047	5,000	4,083
ONEOK, Inc.
3.40%, 09/01/2029	20,000	17,357
4.35%, 03/15/2029	5,000	4,611
6.10%, 11/15/2032	20,000	19,747
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	10,000	9,171
Targa Resources Corp.
4.20%, 02/01/2033	5,000	4,251
6.13%, 03/15/2033	10,000	9,803
6.25%, 07/01/2052	10,000	9,183
TransCanada PipeLines, Ltd.
2.50%, 10/12/2031	10,000	7,743
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	8,577
Western Midstream Operating LP
4.75%, 08/15/2028	25,000	23,381
6.15%, 04/01/2033	15,000	14,466
Williams Cos., Inc.
4.65%, 08/15/2032	24,000	21,832
5.65%, 03/15/2033	10,000	9,663
		342,731
REITS — 0.7%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,219
2.40%, 03/15/2025	5,000	4,741
3.65%, 03/15/2027	15,000	13,898
3.80%, 08/15/2029	10,000	8,895
5.80%, 11/15/2028	15,000	14,887
Crown Castle, Inc.
4.80%, 09/01/2028	43,000	40,814
5.00%, 01/11/2028	20,000	19,322
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	13,605
Equinix, Inc.
3.20%, 11/18/2029	20,000	17,127
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	5,000	3,880
4.00%, 01/15/2031	28,000	23,310
5.30%, 01/15/2029	5,000	4,635
5.75%, 06/01/2028	15,000	14,382
SBA Tower Trust
2.84%, 01/15/2025*	40,000	38,286
VICI Properties LP
4.95%, 02/15/2030	34,000	31,109
		262,110
Retail — 0.6%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	12,842
FirstCash, Inc.
4.63%, 09/01/2028*	55,000	48,735
5.63%, 01/01/2030*	40,000	35,989
Gap, Inc.
3.63%, 10/01/2029*	55,000	40,701
Security Description	Shares or Principal Amount	Value

Retail (continued)
3.88%, 10/01/2031*	$ 65,000	$ 45,670
O'Reilly Automotive, Inc.
4.35%, 06/01/2028	5,000	4,775
4.70%, 06/15/2032	30,000	27,492
		216,204
Semiconductors — 0.4%
Broadcom, Inc.
4.00%, 04/15/2029*	35,000	31,584
4.30%, 11/15/2032	15,000	13,087
Intel Corp.
3.05%, 08/12/2051	7,000	4,255
3.10%, 02/15/2060	10,000	5,751
5.90%, 02/10/2063	12,000	11,376
Marvell Technology, Inc.
2.45%, 04/15/2028	18,000	15,548
2.95%, 04/15/2031	15,000	12,135
5.95%, 09/15/2033	5,000	4,908
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	15,000	14,777
5.55%, 12/01/2028	10,000	9,788
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	15,841
		139,050
Software — 1.0%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	59,000	52,879
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	53,645
MSCI, Inc.
3.63%, 11/01/2031*	20,000	16,361
3.88%, 02/15/2031*	10,000	8,472
4.00%, 11/15/2029*	10,000	8,783
Open Text Corp.
3.88%, 12/01/2029*	50,000	41,101
6.90%, 12/01/2027*	39,000	39,089
Oracle Corp.
2.30%, 03/25/2028	20,000	17,327
2.95%, 04/01/2030	10,000	8,415
3.60%, 04/01/2040	6,000	4,335
3.85%, 04/01/2060	58,000	36,883
4.90%, 02/06/2033	26,000	23,965
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	47,182
		358,437
Telecommunications — 0.5%
AT&T, Inc.
2.55%, 12/01/2033	15,000	11,017
3.55%, 09/15/2055	14,000	8,570
3.65%, 09/15/2059	2,000	1,217
3.80%, 12/01/2057	25,000	15,838
4.50%, 05/15/2035	10,000	8,530
5.40%, 02/15/2034	15,000	14,039
Nokia Oyj
6.63%, 05/15/2039	15,000	13,445
Rogers Communications, Inc.
3.80%, 03/15/2032	15,000	12,465
T-Mobile USA, Inc.
2.05%, 02/15/2028	30,000	25,796
5.05%, 07/15/2033	25,000	23,195
5.75%, 01/15/2034	15,000	14,633

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Verizon Communications, Inc.
2.55%, 03/21/2031	$ 7,000	$ 5,574
2.85%, 09/03/2041	23,000	14,869
		169,188
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	33,692
4.00%, 07/15/2025*	10,000	9,605
4.40%, 07/01/2027*	25,000	23,429
6.05%, 08/01/2028*	5,000	4,937
		71,663
Total Corporate Bonds & Notes (cost $8,528,918)		7,690,487
ASSET BACKED SECURITIES — 7.4%
Auto Loan Receivables — 2.0%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	19,967
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	39,337
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	100,000	99,128
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	89,399	88,795
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	15,046	14,929
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,778
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,779
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	12,744	12,656
Series 2019-4A, Class D 2.58%, 09/15/2025*	32,383	31,888
Series 2020-1A, Class D 2.73%, 12/15/2025*	12,912	12,679
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,859
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	8,945
Series 2023-3A, Class B 6.11%, 09/15/2027	9,000	8,967
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,764
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,570
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	98,446
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	29,968
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	$ 15,000	$ 14,739
Series 2023-3, Class B 5.61%, 07/17/2028	30,000	29,723
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	29,891
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	14,739
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	29,121
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,874
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,620
		686,162
Home Equity — 0.4%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.01%, (TSFR1M+1.69%), 10/25/2034	5,825	5,811
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.53%, (TSFR1M+0.21%), 02/25/2037	26,174	12,920
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.93%, (TSFR1M+0.61%), 11/25/2036	153,041	140,347
		159,078
Other Asset Backed Securities — 5.0%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	49,807	45,531
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(2)	48,873	45,529
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.46%, 10/15/2024*	167	166
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	45,000	43,288
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 6.69%, (SOFR30A+1.36%), 04/20/2034*	250,000	247,455
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,739
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	14,973
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,875	41,203
Series 2019-1A, Class A2 3.67%, 10/25/2049*	48,250	41,748
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,150	54,221

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	$ 99,438	$ 93,154
KKR CLO, Ltd. FRS
Series 22A, Class A 6.74%, (TSFR1M+1.41%), 07/20/2031*	250,000	248,995
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	20,000	19,685
Madison Park Funding XLI, Ltd. FRS
Series 12A, Class AR 6.44%, (TSFR3M+1.09%), 04/22/2027*	135,192	135,000
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	70,413	58,696
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	53,090	50,069
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	66,050	61,384
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.56%, (TSFR1M+0.24%), 05/25/2037	52,615	39,440
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	22,494
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	105,127	85,872
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.70%, (TSFR3M+1.39%), 04/15/2034*	100,000	98,104
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 6.81%, (TSFR3M+1.50%), 04/15/2034*	100,000	99,031
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	52,367	49,343
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(2)	54,606	50,804
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(2)	53,570	49,894
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,125	42,193
		1,748,011
Total Asset Backed Securities (cost $2,616,702)		2,593,251
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3%
Commercial and Residential — 10.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	112,318
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	15,022	13,459
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	20,342	16,428
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	$ 37,557	$ 30,704
Series 2020-3, Class A1 1.69%, 04/25/2065*(1)	22,319	20,310
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	35,863	29,470
BANK VRS
Series 2017-BNK8, Class XA 0.85%, 11/15/2050(1)(3)	814,906	19,037
Series 2019-BN20, Class XA 0.94%, 09/15/2062(1)(3)	896,065	33,337
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(1)	20,000	19,478
Series 2022-C18, Class A5 5.71%, 12/15/2055(1)	10,000	9,854
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.81%, 02/25/2036(1)	30,135	26,447
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.61%, 07/15/2051(1)(3)	327,885	5,089
Series 2018-B1, Class XA 0.68%, 01/15/2051(1)(3)	149,495	2,711
Series 2018-B8, Class XA 0.78%, 01/15/2052(1)(3)	899,935	21,543
Series 2019-B10, Class XA 1.36%, 03/15/2062(1)(3)	319,357	14,918
Series 2020-B22, Class XA 1.63%, 01/15/2054(1)(3)	163,043	13,168
Series 2020-B18, Class XA 1.91%, 07/15/2053(1)(3)	99,395	6,770
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.10%, (H15T1Y+2.4%), 03/25/2036	13,931	12,762
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	33,914	26,721
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	72,956	55,321
Series 2021-HX1, Class A1 1.11%, 10/25/2066*(1)	69,196	54,865
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	125,105	120,057
Series 2014-CR21, Class A3 3.53%, 12/10/2047	127,723	123,911
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	150,000	148,862
Series 2014-CR17, Class A5 3.98%, 05/10/2047	65,000	63,997
Series 2013-300P, Class A1 4.35%, 08/10/2030*	195,000	177,934
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	19,225	9,310
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	44,771	43,216
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.85%, 06/15/2057(1)(3)	1,003,537	7,532

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(1)	$ 48,609	$ 39,004
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(1)	87,612	71,873
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	24,815	21,730
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	113,694
Series 2016-C1, Class ASB 3.04%, 05/10/2049	43,044	41,243
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(1)(3)	100,364	5,985
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 8.01%, (SOFR30A+2.70%), 07/25/2043*	35,000	35,186
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 5.94%, 05/25/2035(1)	21,843	19,596
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(1)	54,793	43,412
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	125,000	91,533
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,445	29,437
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(1)(3)	1,175,483	16,397
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	97,000	89,865
Series 2014-GC20, Class A5 4.00%, 04/10/2047	140,000	138,646
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.78%, 02/13/2053(1)(3)	987,253	28,552
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.84%, 03/25/2047(1)	10,349	6,580
Series 2006-AR2, Class 3A1 4.74%, 04/25/2036(1)	3,304	2,103
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.97%, (TSFR1M+0.38%), 05/25/2035	17,793	16,111
Imperial Fund Mtg. Trust
Series 2022-NQM2, Class A1 3.64%, 03/25/2067*(2)	88,847	78,770
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	22,744
Series 2013-C16, Class A4 4.17%, 12/15/2046	2,952	2,944
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(2)	64,871	64,267
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
LSTAR Securities Investment, Ltd. FRS
Series 2021-1, Class A 8.23%, (TSFR3M+2.91%), 02/01/2026*	$ 44,029	$ 43,553
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 4.15%, 02/25/2035(1)	5,011	4,602
Series 2005-A1, Class 2A1 4.56%, 12/25/2034(1)	5,297	5,105
MFA Trust VRS
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	48,871	39,747
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	25,706	22,353
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(1)(3)	204,648	1,255
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.48%, 06/15/2050(1)(3)	100,044	3,006
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	19,952	7,044
MortgageIT Trust FRS
Series 2005-4, Class A1 5.99%, (TSFR1M+0.67%), 10/25/2035	21,950	21,184
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.93%, (TSFR1M+1.61%), 06/25/2057*	21,925	21,782
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	14,645	13,494
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	24,951	23,023
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	25,020	22,783
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	23,519	21,402
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	70,518	56,074
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(1)	7,279	6,231
OBX Trust VRS
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(1)	79,225	65,557
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(2)	74,188	68,426
Series 2021-3, Class A1 1.87%, 04/25/2026*(2)	54,333	50,971
Series 2021-4, Class A1 1.87%, 04/25/2026*(2)	64,725	59,488
Series 2021-9, Class A1 2.36%, 10/25/2026*(2)	64,488	60,098
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	95,000	88,274
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(1)	50,594	38,377

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	$ 40,000	$ 38,407
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(1)	52,204	41,076
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	80,206	63,396
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(2)	76,293	74,184
Towd Point Mtg. Trust VRS
Series 2017-6, Class A1 2.75%, 10/25/2057*(1)	29,688	28,163
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	90,501	71,371
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	32,109	27,234
Series 2021-7, Class A1 1.83%, 10/25/2066*(1)	76,039	63,350
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	105,000	102,688
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(1)(3)	529,003	7,319
Series 2015-NXS1, Class D 4.28%, 05/15/2048(1)	10,000	8,300
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.32%, 10/25/2036(1)	8,405	7,331
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,280	142,331
Series 2014-C19, Class A5 4.10%, 03/15/2047	55,111	54,559
		3,692,739
U.S. Government Agency — 2.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	79,000	73,890
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(1)(3)	199,039	6,695
Series K064, Class X1 0.73%, 03/25/2027(1)(3)	340,427	5,872
Series K124, Class X1 0.81%, 12/25/2030(1)(3)	288,850	11,617
Series K122, Class X1 0.97%, 11/25/2030(1)(3)	99,321	4,682
Series K121, Class X1 1.12%, 10/25/2030(1)(3)	122,377	6,577
Series K114, Class X1 1.21%, 06/25/2030(1)(3)	228,663	13,372
Series K104, Class X1 1.25%, 01/25/2030(1)(3)	186,312	10,127
Series K111, Class X1 1.68%, 05/25/2030(1)(3)	99,296	7,925
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	$ 5,581	$ 5,421
Series 3964, Class MD 2.00%, 01/15/2041	629	598
Series 5170, Class DP 2.00%, 07/25/2050	47,793	39,155
Series 4961, Class JB 2.50%, 12/15/2042	26,168	22,745
Series 3883, Class PB 3.00%, 05/15/2041	8,239	7,557
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	16,865	14,759
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.56%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,471
Series 2023-HQA2, Class M1B 8.66%, (SOFR30A+3.35%), 06/25/2043*	60,000	61,393
Series 2022-HQA2, Class M1B 9.31%, (SOFR30A+4.00%), 07/25/2042*	20,000	20,788
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.21%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,429
Series 2022-DNA4, Class M1B 8.66%, (SOFR30A+3.35%), 05/25/2042*	30,000	31,094
Series 2022-HQA1, Class M1B 8.81%, (TSFR3M+3.50%), 03/25/2042*	10,000	10,333
Series 2023-HQA1, Class M1B 8.81%, (SOFR30A+3.50%), 05/25/2043*	50,000	51,312
Series 2022-HQA3, Class M1B 8.86%, (TSFR1M+3.55%), 08/25/2042*	10,000	10,335
Series 2022-DNA6, Class M1B 9.01%, (SOFR30A+3.70%), 09/25/2042*	20,000	20,956
Series 2022-DNA5, Class M1B 9.81%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,564
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	14,868	13,122
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.58%, (SOFR30A+2.26%), 09/25/2031*	68	68
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	8,054	8,054
Series 2023-R05, Class 1M2 8.41%, (SOFR30A+3.1%), 06/25/2043*	18,000	18,442
Series 2017-C01, Class 1M2 8.98%, (SOFR30A+3.66%), 07/25/2029	13,277	13,741
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	22,866	24,072
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	6,899	6,576
Series 2011-117, Class MA 2.00%, 08/25/2040	626	603
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,942	4,398
Series 2012-18, Class GA 2.00%, 12/25/2041	8,958	7,867

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2016-11, Class GA 2.50%, 03/25/2046	$ 13,077	$ 11,643
Series 2019-54, Class KC 2.50%, 09/25/2049	46,575	41,091
Series 2015-48, Class QB 3.00%, 02/25/2043	10,108	9,475
Series 2016-38, Class NA 3.00%, 01/25/2046	6,452	5,665
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	24,173
Series 2017-34, Class JK 3.00%, 05/25/2047	4,982	4,645
Series 2019-45, Class PT 3.00%, 08/25/2049	18,348	15,906
Series 2012-52, Class PA 3.50%, 05/25/2042	7,816	7,253
Series 2012-120, Class ZB 3.50%, 11/25/2042	51,258	45,370
Series 2017-26, Class CG 3.50%, 07/25/2044	7,257	7,011
Series 2018-23, Class LA 3.50%, 04/25/2048	17,856	16,271
Series 2019-7, Class JA 3.50%, 03/25/2049	17,457	15,932
Series 2019-14, Class CA 3.50%, 04/25/2049	19,595	17,995
Series 2017-35, Class AH 3.50%, 04/25/2053	8,041	7,750
Series 2017-84, Class KA 3.50%, 04/25/2053	9,511	9,033
Series 2018-70, Class HA 3.50%, 10/25/2056	12,561	11,787
Series 2019-12, Class HA 3.50%, 11/25/2057	18,363	16,760
Series 2017-49, Class JA 4.00%, 07/25/2053	7,950	7,679
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	64,742
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	1,713	1,700
Series 2015-151, Class BA 1.70%, 10/20/2045	302	301
Series 2013-37, Class LG 2.00%, 01/20/2042	8,420	7,868
Series 2005-74, Class HA 7.50%, 09/16/2035	1	1
Series 2005-74, Class HB 7.50%, 09/16/2035	1,073	1,079
		958,740
Total Collateralized Mortgage Obligations (cost $5,253,780)		4,651,479
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 36.6%
U.S. Government — 12.8%
United States Treasury Bonds
2.25%, 08/15/2046	175,000	110,961
2.50%, 02/15/2045(4)	363,000	246,500
2.88%, 08/15/2045	400,000	289,703
3.00%, 11/15/2045 to 08/15/2052	685,000	501,006
3.13%, 08/15/2044	505,000	385,851
3.38%, 08/15/2042 to 11/15/2048	800,000	632,778
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.38%, 05/15/2044(5)	$ 495,000	$ 394,994
3.63%, 08/15/2043	295,000	246,164
3.88%, 02/15/2043	190,000	165,359
4.13%, 08/15/2053	75,000	68,086
United States Treasury Bonds TIPS
0.13%, 02/15/2052(6)	43,922	24,102
0.25%, 02/15/2050(6)	285,346	167,872
United States Treasury Notes
4.13%, 06/15/2026	695,000	682,132
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	531,770	473,717
0.75%, 07/15/2028(6)	109,596	101,975
		4,491,200
U.S. Government Agency — 23.8%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	364,110	278,175
2.50%, 01/01/2028 to 12/01/2051	308,134	246,402
3.00%, 08/01/2027	6,858	6,605
3.50%, 03/01/2042 to 09/01/2043	33,615	29,777
4.00%, 09/01/2040 to 10/01/2043	20,028	18,362
4.50%, 01/01/2039	739	699
5.00%, 05/01/2034 to 10/01/2052	595,280	562,321
5.50%, 05/01/2037 to 06/01/2037	3,129	3,130
6.50%, 05/01/2029 to 07/01/2035	1,159	1,180
Federal Home Loan Mtg. Corp. FRS
4.74%, (RFUCCT6M+1.49%), 02/01/2037	616	614
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	1,091,072	833,436
2.50%, 04/01/2028 to 08/01/2052	395,735	318,688
2.66%, 03/01/2027	383,404	352,944
3.00%, 10/01/2027 to 01/01/2028	14,720	14,105
4.00%, 11/01/2025	350	337
4.50%, 01/01/2039 to 05/01/2041	17,135	16,187
5.00%, 05/01/2035 to 09/01/2052	248,015	234,395
5.50%, 12/01/2029 to 06/01/2038	19,258	19,038
6.00%, 06/01/2026 to 05/01/2034	27,847	27,790
6.50%, 06/01/2035 to 10/01/2037	11,989	12,070
7.00%, 06/01/2037	3,944	4,107
Federal National Mtg. Assoc. FRS
4.85%, (RFUCCT1Y+1.57%), 05/01/2037	781	789
6.06%, (RFUCCT1Y+1.82%), 10/01/2040	905	925
Government National Mtg. Assoc.
2.00%, October 30 TBA	75,000	59,282
2.50%, October 30 TBA	425,000	347,321
3.00%, October 30 TBA	700,000	593,195
3.50%, October 30 TBA	660,000	578,067
4.00%, 09/15/2040 to 11/15/2040	24,070	22,167
4.00%, October 30 TBA	125,000	112,612
4.50%, 02/15/2039 to 08/15/2041	36,426	34,673
5.50%, 05/15/2036	2,058	1,999
6.00%, 09/15/2032 to 12/15/2033	14,264	14,566
7.00%, 07/15/2033 to 11/15/2033	4,363	4,458
Uniform Mtg. Backed Securities
1.50%, October 15 TBA	200,000	166,582
2.00%, October 15 TBA	200,000	171,481
2.00%, October 30 TBA	225,000	171,123
3.00%, October 30 TBA	325,000	268,696
4.00%, October 30 TBA	465,000	413,959
4.50%, October 30 TBA	913,000	838,248
5.00%, October 30 TBA	200,000	188,688

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.50%, October 30 TBA		$ 770,000	$ 744,103
6.00%, October 30 TBA		625,000	616,797
			8,330,093
Total U.S. Government & Agency Obligations (cost $14,330,933)			12,821,293
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Sovereign — 1.5%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	593,000	112,696
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	86,079
Government of Macedonia
3.68%, 06/03/2026*	EUR	100,000	99,249
Government of Romania
2.63%, 12/02/2040*	EUR	70,000	43,393
2.75%, 04/14/2041	EUR	60,000	37,139
3.38%, 02/08/2038	EUR	25,000	18,546
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	76,045
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	66,630
Total Foreign Government Obligations (cost $777,435)			539,777
MUNICIPAL SECURITIES — 1.3%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	4,820
6.14%, 12/01/2039		15,000	13,437
6.32%, 11/01/2029		45,000	43,643
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,083
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	73,057
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		75,000	69,624
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	32,551
5.18%, 11/15/2049		35,000	30,081
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		14,000	14,877
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		70,000	66,100
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		65,000	67,111
State of California General Obligation Bonds
7.30%, 10/01/2039		10,000	11,336
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		30,000	29,420
Total Municipal Securities (cost $507,997)			464,140
Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 30.3%
Advertising — 2.2%
Trade Desk, Inc., Class A†	9,865	$ 770,950
Auto Manufacturers — 1.5%
Tesla, Inc.†	2,158	539,975
Biotechnology — 2.4%
Illumina, Inc.†	2,105	288,974
Royalty Pharma PLC, Class A	20,135	546,464
		835,438
Commercial Services — 1.9%
Adyen NV*†	597	445,423
Block, Inc.†	1,196	52,935
Toast, Inc., Class A†	9,017	168,888
		667,246
Diversified Financial Services — 0.5%
Intercontinental Exchange, Inc.	1,682	185,054
Healthcare-Products — 0.2%
Intuitive Surgical, Inc.†	222	64,888
Internet — 11.9%
Airbnb, Inc., Class A†	4,130	566,677
Amazon.com, Inc.†	3,198	406,530
Chewy, Inc., Class A†	9,096	166,093
DoorDash, Inc., Class A†	8,493	674,939
MercadoLibre, Inc.†	332	420,936
Meta Platforms, Inc., Class A†	1,282	384,869
Shopify, Inc., Class A†	13,363	729,219
Uber Technologies, Inc.†	17,447	802,387
		4,151,650
Retail — 0.5%
Floor & Decor Holdings, Inc., Class A†	1,832	165,796
Software — 9.2%
Bill.com Holdings, Inc.†	4,220	458,165
Cloudflare, Inc., Class A†	12,855	810,379
Datadog, Inc., Class A†	3,115	283,745
ROBLOX Corp., Class A†	18,701	541,581
Snowflake, Inc., Class A†	4,492	686,243
Veeva Systems, Inc., Class A†	817	166,219
ZoomInfo Technologies, Inc.†	17,789	291,740
		3,238,072
Total Common Stocks (cost $10,862,580)		10,619,069
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	19,000	28
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	2,477,325	11,584
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	2,958,250	15,856

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: USD 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	2,832,555	$ 10,900
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: CNY 7.87; Counterparty: Goldman Sachs International)	22,526	0
Total Purchased Options (cost $36,013)		38,340
Total Long-Term Investment Securities (cost $42,914,358)		39,417,864
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$ 65,000	65,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	80,000	80,000
BNP Paribas SA Joint Repurchase Agreement(7)	70,000	70,000
Deutsche Bank AG Joint Repurchase Agreement(7)	65,000	65,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	65,000	65,000
Total Repurchase Agreements (cost $345,000)		345,000
TOTAL INVESTMENTS (cost $43,259,358)(8)	113.5%	39,762,864
Other assets less liabilities	(13.5)	(4,722,098)
NET ASSETS	100.0%	$35,040,766
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income/Equity Portfolio has no right to demand registration of these securities. At September 30, 2023, the aggregate value of these securities was $7,498,717 representing 21.4% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2023.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	85,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 954	$ 15,454	$ 16,408
Centrally Cleared	155,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	492	27,071	27,563
Centrally Cleared	200,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	859	13,478	14,337
								$2,305	$56,003	$58,308

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$103,000	USD	$103,000	1.000%	Quarterly	Jun 2027	$4,231	$(3,163)	$1,068
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Canada 10 Year Bonds	December 2023	$174,062	$169,527	$ 4,535
2	Short	Euro Buxl 30 Year Bonds	December 2023	276,133	258,730	17,403
3	Short	Euro-BTP	December 2023	361,273	348,036	13,237
3	Short	U.S. Treasury 5 Year Notes	December 2023	318,359	316,078	2,281
1	Short	U.S. Treasury Ultra 10 Year Notes	December 2023	112,094	111,562	532
5	Short	U.S. Treasury Ultra Bonds	December 2023	615,477	593,438	22,039
						$60,027
						Unrealized (Depreciation)
10	Long	Canada 5 Year Bonds	December 2023	$ 804,331	$ 794,993	$ (9,338)
1	Long	Euro-BUND	December 2023	138,870	136,005	(2,865)
1	Long	Long Gilt	December 2023	115,495	114,885	(610)
14	Long	U.S. Treasury 10 Year Notes	December 2023	1,536,132	1,512,875	(23,257)
14	Long	U.S. Treasury 2 Year Notes	December 2023	2,844,240	2,837,953	(6,287)
						$(42,357)
		Net Unrealized Appreciation (Depreciation)				$ 17,670
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	411,000	USD	442,070	12/20/2023	$5,947	$—
Goldman Sachs International	BRL	568,000	USD	113,255	12/20/2023	1,341	—
Unrealized Appreciation (Depreciation)						$7,288	$—
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 7,690,487	$—	$ 7,690,487
Asset Backed Securities	—	2,593,251	—	2,593,251
Collateralized Mortgage Obligations	—	4,651,479	—	4,651,479
U.S. Government & Agency Obligations	—	12,821,293	—	12,821,293
Foreign Government Obligations	—	539,777	—	539,777
Municipal Securities	—	464,140	—	464,140
Common Stocks	10,619,069	—	—	10,619,069
Escrows and Litigation Trusts	—	28	—	28
Purchased Options	—	38,340	—	38,340
Repurchase Agreements	—	345,000	—	345,000
Total Investments at Value	$10,619,069	$29,143,795	$—	$39,762,864
Other Financial Instruments:†
Swaps	$ —	$ 56,003	$—	$ 56,003
Futures Contracts	60,027	—	—	60,027
Forward Foreign Currency Contracts	—	7,288	—	7,288
Total Other Financial Instruments	$ 60,027	$ 63,291	$—	$ 123,318
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 3,163	$—	$ 3,163
Futures Contracts	42,357	—	—	42,357
Total Other Financial Instruments	$ 42,357	$ 3,163	$—	$ 45,520
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Banks	11.7%
Pharmaceuticals	10.3
Semiconductors	5.6
Insurance	5.5
Oil & Gas	5.0
Food	4.1
Auto Manufacturers	3.3
Healthcare-Products	3.0
Telecommunications	2.8
Mining	2.7
Electric	2.7
Chemicals	2.4
Commercial Services	2.4
Retail	2.3
Cosmetics/Personal Care	2.2
Machinery-Diversified	2.2
Machinery-Construction & Mining	2.0
Internet	1.8
Electrical Components & Equipment	1.7
Miscellaneous Manufacturing	1.6
Software	1.6
Apparel	1.6
Auto Parts & Equipment	1.5
Beverages	1.5
Distribution/Wholesale	1.4
Electronics	1.4
Home Furnishings	1.4
Diversified Financial Services	1.2
Building Materials	1.2
Aerospace/Defense	1.0
Healthcare-Services	0.7
Computers	0.7
Household Products/Wares	0.6
Transportation	0.5
Real Estate	0.5
Home Builders	0.5
Agriculture	0.5
Biotechnology	0.5
Entertainment	0.5
Engineering & Construction	0.4
REITS	0.4
Food Service	0.4
Energy-Alternate Sources	0.4
Hand/Machine Tools	0.4
Private Equity	0.4
Lodging	0.3
Packaging & Containers	0.3
Media	0.2
Advertising	0.2
Leisure Time	0.2
Unaffiliated Investment Companies	0.2
Metal Fabricate/Hardware	0.2
Iron/Steel	0.2
Gas	0.1
Investment Companies	0.1
Short-Term Investments	0.1
Repurchase Agreements	0.1
Toys/Games/Hobbies	0.1
Forest Products & Paper	0.1
Office/Business Equipment	0.1
99.0%
Country Allocation*
Japan	21.5%

United Kingdom	15.8%
France	10.2
Switzerland	9.2
Germany	8.0
Netherlands	4.5
Australia	4.3
Denmark	2.9
Sweden	2.5
Spain	2.2
United States	1.8
Hong Kong	1.8
Norway	1.8
Canada	1.7
Italy	1.5
South Korea	1.3
Singapore	1.1
Finland	0.8
Taiwan	0.8
Ireland	0.7
Belgium	0.7
Cayman Islands	0.7
Luxembourg	0.5
Jersey	0.5
India	0.5
Austria	0.5
China	0.3
Portugal	0.3
Israel	0.2
Indonesia	0.2
Brazil	0.1
New Zealand	0.1
99.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Australia — 4.3%
Ampol, Ltd.	1,455	$ 31,620
ANZ Group Holdings, Ltd.	42,724	704,865
APA Group	7,742	41,315
Aristocrat Leisure, Ltd.	3,617	94,999
ASX, Ltd.	1,190	43,703
Aurizon Holdings, Ltd.	11,238	25,217
BHP Group, Ltd.	45,277	1,288,155
BHP Group, Ltd. (LSE)	21,159	603,968
BlueScope Steel, Ltd.	2,813	35,160
Brambles, Ltd.	8,541	78,637
Challenger, Ltd.	37,395	154,357
Cochlear, Ltd.	404	66,320
Coles Group, Ltd.	8,228	82,315
Commonwealth Bank of Australia	10,308	662,554
Computershare, Ltd.	3,526	58,852
CSL, Ltd.	2,965	478,112
Dexus	6,567	30,823
Endeavour Group, Ltd.	8,748	29,641
Fortescue Metals Group, Ltd.	10,411	140,033
Goodman Group	10,423	143,747
GPT Group	11,695	29,325
IDP Education, Ltd.	1,529	21,018
IGO, Ltd.	118,621	965,545
Insurance Australia Group, Ltd.	14,957	54,622
Lendlease Corp., Ltd.	4,209	19,430
Lottery Corp., Ltd.	13,683	41,524
Macquarie Group, Ltd.	6,270	676,169
Medibank Private, Ltd.	16,931	37,447
Mineral Resources, Ltd.	1,076	46,787
Mirvac Group	24,258	33,221
National Australia Bank, Ltd.	19,301	360,746
Newcrest Mining, Ltd.	5,497	86,661
Northern Star Resources, Ltd.	7,071	47,554
Orica, Ltd.	2,800	28,066
Origin Energy, Ltd.	10,591	59,787
Pilbara Minerals, Ltd.	16,589	45,863
Qantas Airways, Ltd.†	5,195	17,302
QBE Insurance Group, Ltd.	9,173	92,654
Ramsay Health Care, Ltd.	1,127	37,585
REA Group, Ltd.	325	32,247
Reece, Ltd.	1,380	16,530
Rio Tinto, Ltd.	20,331	1,484,305
Santos, Ltd.	19,966	101,413
Scentre Group	285,732	451,930
SEEK, Ltd.	2,190	31,076
Sonic Healthcare, Ltd.	2,750	52,690
South32, Ltd.	165,620	360,986
Stockland	14,676	36,989
Suncorp Group, Ltd.	7,943	71,344
Telstra Group, Ltd.	24,862	61,542
Transurban Group	18,938	154,516
Treasury Wine Estates, Ltd.	4,407	34,937
Vicinity, Ltd.	23,623	25,744
Washington H. Soul Pattinson & Co., Ltd.	1,432	30,006
Wesfarmers, Ltd.	6,975	237,055
Westpac Banking Corp.	21,573	293,358
WiseTech Global, Ltd.	1,020	42,660
Woodside Energy Group, Ltd.	11,673	273,863
Woolworths Group, Ltd.	7,492	179,770
Worley, Ltd.	50,100	560,807
		12,029,467
Security Description	Shares or Principal Amount	Value

Austria — 0.5%
Erste Group Bank AG	34,011	$ 1,180,146
OMV AG	905	43,363
Verbund AG	419	34,132
voestalpine AG	709	19,369
		1,277,010
Belgium — 0.7%
Ageas SA/NV	984	40,604
Anheuser-Busch InBev SA NV	5,340	296,457
D'ieteren Group	133	22,484
Elia Group SA	180	17,632
Groupe Bruxelles Lambert NV	586	43,715
KBC Group NV	1,539	96,227
Lotus Bakeries NV	2	16,260
Sofina SA	94	19,061
Solvay SA, Class A	456	50,549
UCB SA	11,113	911,035
Umicore SA	15,241	361,749
Warehouses De Pauw CVA	1,019	25,253
		1,901,026
Bermuda — 0.0%
Aegon NV†	10,375	50,260
CK Infrastructure Holdings, Ltd.	4,000	18,925
Hongkong Land Holdings, Ltd.	6,800	24,276
Jardine Matheson Holdings, Ltd.	1,003	46,559
		140,020
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	157,695	385,567
Canada — 1.7%
Brookfield Corp.	12,951	404,954
Definity Financial Corp.	7,922	218,719
Element Fleet Management Corp.	52,546	754,001
Magna International, Inc.	11,115	595,875
National Bank of Canada	12,657	840,818
Nutrien, Ltd.	7,817	482,746
Sun Life Financial, Inc.	14,135	689,657
Toronto-Dominion Bank	10,354	623,794
		4,610,564
Cayman Islands — 0.7%
Alibaba Group Holding, Ltd.†	39,524	432,036
Alibaba Group Holding, Ltd. ADR†	1,907	165,413
Budweiser Brewing Co. APAC, Ltd.*	10,500	20,729
CK Asset Holdings, Ltd.	11,860	62,473
CK Hutchison Holdings, Ltd.	16,360	87,535
ESR Group, Ltd.*	13,400	18,823
Futu Holdings, Ltd. ADR†	336	19,424
Grab Holdings, Ltd., Class A†	11,518	40,774
Sands China, Ltd.†	14,800	45,358
Sea, Ltd. ADR†	2,243	98,580
SITC International Holdings Co., Ltd.	8,000	13,444
Tencent Holdings, Ltd.	13,300	520,047
WH Group, Ltd.*	51,000	26,767
Wharf Real Estate Investment Co., Ltd.	10,000	38,629
Xinyi Glass Holdings, Ltd.	10,000	12,949
XP, Inc., Class A	9,281	213,927
		1,816,908
China — 0.3%
BYD Co., Ltd.	15,000	463,546

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Contemporary Amperex Technology Co., Ltd., Class A	10,500	$ 294,360
Ping An Insurance Group Co. of China, Ltd.	30,000	171,818
		929,724
Denmark — 2.9%
AP Moller-Maersk A/S, Series A	19	33,748
AP Moller-Maersk A/S, Series B	30	54,157
Carlsberg A/S, Class B	605	76,448
Chr. Hansen Holding A/S	648	39,719
Coloplast A/S, Class B	730	77,362
Danske Bank A/S	4,240	98,781
Demant A/S†	619	25,675
DSV A/S	1,144	213,898
Genmab A/S†	1,108	393,916
Novo Nordisk A/S	61,916	5,651,427
Novozymes A/S, Class B	1,257	50,729
Orsted A/S*	1,163	63,488
Pandora A/S	520	53,928
ROCKWOOL A/S, Class B	56	13,594
Tryg A/S	2,146	39,349
Vestas Wind Systems A/S†	54,107	1,162,452
		8,048,671
Finland — 0.8%
Elisa Oyj	874	40,556
Fortum Oyj	2,758	32,060
Kesko Oyj, Class B	1,679	30,124
Kone Oyj, Class B	2,089	88,167
Metso Oyj	4,077	42,906
Neste Oyj	2,601	88,355
Nokia Oyj	32,895	124,089
Nordea Bank Abp	19,808	217,777
Orion Oyj, Class B	662	26,050
Sampo Oyj, Class A†	20,386	883,246
Stora Enso Oyj, Class R	40,768	512,482
UPM-Kymmene Oyj	3,281	112,633
Wartsila Oyj Abp	2,910	33,089
		2,231,534
France — 10.2%
Accor SA	1,140	38,496
Aeroports de Paris	182	21,532
Air Liquide SA	7,920	1,338,408
Alstom SA	1,761	42,077
Amundi SA*	374	21,095
Arkema SA	369	36,500
AXA SA	56,052	1,669,974
BioMerieux	253	24,560
BNP Paribas SA	16,284	1,040,379
Bollore SE	4,536	24,410
Bouygues SA	1,172	41,064
Bureau Veritas SA	1,813	45,064
Capgemini SE	1,014	177,746
Carrefour SA	44,218	761,315
Cie de Saint-Gobain	2,844	171,028
Cie Generale des Etablissements Michelin SCA	4,171	128,193
Covivio SA	310	13,798
Credit Agricole SA	7,441	91,981
Danone SA	3,958	218,687
Dassault Aviation SA	127	23,954
Dassault Systemes SE	4,119	153,703
Edenred	1,534	96,142
Eiffage SA	452	43,028
Security Description	Shares or Principal Amount	Value

France (continued)
Engie SA	80,647	$ 1,238,887
EssilorLuxottica SA	12,790	2,233,331
Eurazeo SE	266	15,875
Gecina SA	281	28,743
Getlink SE	2,198	35,113
Hermes International SCA	195	356,622
Ipsen SA	232	30,464
Kering SA	1,504	686,766
Klepierre SA	1,323	32,493
La Francaise des Jeux SAEM*	641	20,873
Legrand SA	17,168	1,584,571
L'Oreal SA	3,430	1,425,888
LVMH Moet Hennessy Louis Vuitton SE	1,697	1,285,331
Orange SA	11,447	131,431
Pernod Ricard SA	1,257	209,777
Publicis Groupe SA	1,407	106,747
Remy Cointreau SA	140	17,118
Renault SA	1,182	48,581
Safran SA	6,452	1,013,930
Sanofi	39,786	4,268,630
Sartorius Stedim Biotech	170	40,620
Schneider Electric SE	13,044	2,164,875
SEB SA	152	14,246
Societe Generale SA	4,472	108,957
Sodexo SA	544	56,088
Teleperformance	2,476	312,559
Thales SA	646	90,905
TotalEnergies SE	62,855	4,140,715
Valeo	1,264	21,823
Veolia Environnement SA	4,178	121,164
Vinci SA	3,267	362,743
Vivendi SE	4,163	36,513
Wendel SE	163	12,933
Worldline SA*†	1,477	41,616
		28,520,062
Germany — 8.0%
adidas AG	996	175,454
Allianz SE	2,479	591,542
BASF SE	14,576	661,880
Bayer AG	19,030	914,430
Bayerische Motoren Werke AG	12,424	1,265,978
Bayerische Motoren Werke AG (Preference Shares)	355	33,141
Bechtle AG	500	23,386
Beiersdorf AG	620	80,069
Brenntag SE	902	70,073
Carl Zeiss Meditec AG	245	21,453
Commerzbank AG	6,544	74,652
Continental AG	676	47,713
Covestro AG*†	10,583	571,304
Daimler Truck Holding AG	3,035	105,311
Delivery Hero SE*†	1,077	30,937
Deutsche Bank AG	11,916	131,651
Deutsche Boerse AG	1,168	202,148
Deutsche Lufthansa AG†	3,650	28,965
Deutsche Telekom AG	19,926	418,555
DHL Group	6,094	248,276
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	12,188	1,146,833
E.ON SE	13,802	163,432
Evonik Industries AG	1,280	23,446
Evotec SE†	10,315	206,115
Fresenius Medical Care AG & Co. KGaA	1,263	54,534
Fresenius SE & Co. KGaA	19,132	595,897

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
GEA Group AG	943	$ 34,855
Hannover Rueck SE	371	81,547
Heidelberg Materials AG	890	69,179
HelloFresh SE†	954	28,524
Henkel AG & Co. KGaA	639	40,346
Henkel AG & Co. KGaA (Preference Shares)	1,040	74,175
Infineon Technologies AG	37,502	1,243,194
KION Group AG	7,778	299,246
Knorr-Bremse AG	443	28,186
LEG Immobilien SE†	453	31,294
Mercedes-Benz Group AG	4,933	343,644
Merck KGaA	794	132,760
MTU Aero Engines AG	331	60,104
Muenchener Rueckversicherungs-Gesellschaft AG	4,744	1,851,256
Nemetschek SE	353	21,601
Porsche Automobil Holding SE (Preference Shares)	941	46,411
Puma SE	649	40,346
Rational AG	31	19,665
Rheinmetall AG	268	69,107
RWE AG	3,887	144,450
SAP SE	29,919	3,885,026
Sartorius AG (Preference Shares)	161	54,776
Scout24 SE*	461	32,002
Siemens AG	29,633	4,250,159
Siemens Energy AG†	3,194	41,805
Siemens Healthineers AG*	16,066	815,317
Symrise AG	816	77,921
Talanx AG	387	24,549
Telefonica Deutschland Holding AG	5,448	9,763
Volkswagen AG	180	23,731
Volkswagen AG (Preference Shares)	1,268	146,044
Vonovia SE	4,507	108,690
Wacker Chemie AG	111	15,919
Zalando SE*†	9,679	216,226
		22,248,993
Hong Kong — 1.8%
AIA Group, Ltd.	316,000	2,576,520
Beijing Enterprises Holdings, Ltd.	44,500	153,430
BOC Hong Kong Holdings, Ltd.	363,000	994,305
CLP Holdings, Ltd.	10,000	74,001
Galaxy Entertainment Group, Ltd.	13,000	78,273
Hang Lung Properties, Ltd.	11,000	15,058
Hang Seng Bank, Ltd.	4,700	58,488
Henderson Land Development Co., Ltd.	9,062	23,896
Hong Kong & China Gas Co., Ltd.	68,533	47,784
Hong Kong Exchanges & Clearing, Ltd.	7,400	276,498
Link REIT	15,540	76,202
MTR Corp., Ltd.	9,500	37,607
New World Development Co., Ltd.	9,000	17,515
Power Assets Holdings, Ltd.	8,500	41,138
Sino Land Co., Ltd.	22,000	24,807
Sun Hung Kai Properties, Ltd.	9,000	96,310
Swire Pacific, Ltd., Class A	2,500	16,872
Swire Properties, Ltd.	7,200	15,023
Techtronic Industries Co., Ltd.	48,500	470,696
		5,094,423
India — 0.5%
HDFC Bank, Ltd.	25,181	462,691
HDFC Bank, Ltd. ADR	14,279	842,604
		1,305,295
Security Description	Shares or Principal Amount	Value

Indonesia — 0.2%
Bank Central Asia Tbk PT	1,081,700	$ 617,664
Ireland — 0.7%
AIB Group PLC	8,855	39,882
Bank of Ireland Group PLC	6,496	63,803
CRH PLC	4,461	247,215
DCC PLC	7,281	409,443
Flutter Entertainment PLC†	1,086	177,852
James Hardie Industries PLC†	2,706	70,967
Kerry Group PLC, Class A	980	82,039
Kingspan Group PLC	951	71,346
Linde PLC	1,946	724,593
Smurfit Kappa Group PLC	1,599	53,354
		1,940,494
Isle of Man — 0.0%
Entain PLC	3,927	44,694
Israel — 0.2%
Azrieli Group, Ltd.	259	13,266
Bank Hapoalim BM	7,810	69,443
Bank Leumi Le-Israel BM	9,425	77,930
Check Point Software Technologies, Ltd.†	575	76,636
CyberArk Software, Ltd.†	257	42,089
Elbit Systems, Ltd.	163	32,395
Global-e Online, Ltd.†	555	22,056
ICL Group, Ltd.	4,722	26,140
Israel Discount Bank, Ltd., Class A	7,605	41,052
Mizrahi Tefahot Bank, Ltd.	942	34,099
Monday.com, Ltd.†	133	21,176
NICE, Ltd.†	388	65,960
Teva Pharmaceutical Industries, Ltd. ADR†	6,888	70,258
Wix.com, Ltd.†	332	30,478
		622,978
Italy — 1.5%
Amplifon SpA	760	22,595
Assicurazioni Generali SpA	6,231	127,571
DiaSorin SpA	137	12,517
Enel SpA	50,002	307,672
Eni SpA	14,528	234,328
FinecoBank Banca Fineco SpA	86,834	1,057,138
Infrastrutture Wireless Italiane SpA*	2,052	24,439
Intesa Sanpaolo SpA	216,579	558,707
Mediobanca Banca di Credito Finanziario SpA	3,394	44,962
Moncler SpA	10,376	604,229
Nexi SpA*†	3,604	22,054
Poste Italiane SpA*	3,212	33,850
Prysmian SpA	18,022	726,901
Recordati Industria Chimica e Farmaceutica SpA	643	30,394
Snam SpA	12,397	58,312
Telecom Italia SpA†	60,833	19,044
Terna - Rete Elettrica Nazionale SpA	8,650	65,187
UniCredit SpA	11,335	272,395
		4,222,295
Japan — 21.5%
Advantest Corp.	4,800	134,293
Aeon Co., Ltd.	4,000	79,296
AGC, Inc.	1,200	42,109
Aisin Corp.	900	34,027
Ajinomoto Co., Inc.	2,800	107,998
ANA Holdings, Inc.†	1,000	20,965
Asahi Group Holdings, Ltd.	3,000	112,219
Asahi Intecc Co., Ltd.	1,300	23,383

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Asahi Kasei Corp.	54,700	$ 344,035
Astellas Pharma, Inc.	78,400	1,088,073
Azbil Corp.	700	21,444
Bandai Namco Holdings, Inc.	3,700	75,317
BayCurrent Consulting, Inc.	800	26,756
Bridgestone Corp.	38,100	1,486,114
Brother Industries, Ltd.	1,400	22,564
Canon, Inc.	6,100	147,153
Capcom Co., Ltd.	1,100	39,638
Central Japan Railway Co.	17,000	413,510
Chiba Bank, Ltd.	3,200	23,287
Chubu Electric Power Co., Inc.	4,000	51,044
Chugai Pharmaceutical Co., Ltd.	4,100	126,863
Concordia Financial Group, Ltd.	6,500	29,642
CyberAgent, Inc.	44,004	237,423
Dai Nippon Printing Co., Ltd.	1,300	33,840
Daifuku Co., Ltd.	1,844	34,914
Dai-ichi Life Holdings, Inc.	5,800	120,199
Daiichi Sankyo Co., Ltd.	11,400	313,225
Daikin Industries, Ltd.	8,100	1,272,400
Daito Trust Construction Co., Ltd.	400	42,157
Daiwa House Industry Co., Ltd.	3,600	96,721
Daiwa House REIT Investment Corp.	13	22,948
Daiwa Securities Group, Inc.	8,200	47,360
Denso Corp.	49,200	790,479
Dentsu Group, Inc.	1,200	35,332
Disco Corp.	600	110,733
East Japan Railway Co.	1,800	103,045
Eisai Co., Ltd.	1,500	83,351
Electric Power Development Co., Ltd.	18,100	292,865
ENEOS Holdings, Inc.	17,750	70,066
FANUC Corp.	28,400	739,837
Fast Retailing Co., Ltd.	1,100	239,889
Fuji Electric Co., Ltd.	800	36,113
FUJIFILM Holdings Corp.	18,200	1,054,441
Fujitsu, Ltd.	1,100	129,550
GLP J-REIT	29	25,946
GMO Payment Gateway, Inc.	200	10,944
Hakuhodo DY Holdings, Inc.	1,300	10,696
Hamamatsu Photonics KK	9,700	408,862
Hankyu Hanshin Holdings, Inc.	1,400	47,788
Hikari Tsushin, Inc.	100	15,240
Hirose Electric Co., Ltd.	225	26,077
Hitachi Construction Machinery Co., Ltd.	700	21,294
Hitachi, Ltd.	24,800	1,539,213
Honda Motor Co., Ltd.	49,800	560,517
Hoshizaki Corp.	700	24,334
Hoya Corp.	2,200	225,609
Hulic Co., Ltd.	2,400	21,536
Ibiden Co., Ltd.	700	37,305
Idemitsu Kosan Co., Ltd.	1,179	27,124
Iida Group Holdings Co., Ltd.	1,000	16,639
Inpex Corp.	6,000	90,578
Isuzu Motors, Ltd.	3,600	45,301
ITOCHU Corp.	7,300	264,078
Itochu Techno-Solutions Corp.	600	17,317
Japan Airlines Co., Ltd.	900	17,513
Japan Exchange Group, Inc.	45,500	844,600
Japan Metropolitan Fund Investment Corp.	43	27,911
Japan Post Bank Co., Ltd.	8,900	77,482
Japan Post Holdings Co., Ltd.	13,800	110,583
Japan Post Insurance Co., Ltd.	1,200	20,240
Security Description	Shares or Principal Amount	Value

Japan (continued)
Japan Real Estate Investment Corp.	8	$ 31,210
Japan Tobacco, Inc.	7,400	170,343
JFE Holdings, Inc.	3,000	43,984
JSR Corp.	1,100	29,568
Kajima Corp.	2,600	42,339
Kansai Electric Power Co., Inc.	4,300	59,778
Kao Corp.	2,900	107,721
Kawasaki Kisen Kaisha, Ltd.	800	27,323
KDDI Corp.	52,800	1,617,141
Keio Corp.	600	20,645
Keisei Electric Railway Co., Ltd.	800	27,730
Keyence Corp.	2,700	1,002,744
Kikkoman Corp.	800	41,991
Kintetsu Group Holdings Co., Ltd.	1,100	31,195
Kirin Holdings Co., Ltd.	23,400	327,732
Kobayashi Pharmaceutical Co., Ltd.	299	13,355
Kobe Bussan Co., Ltd.	964	22,616
Koei Tecmo Holdings Co., Ltd.	680	9,672
Koito Manufacturing Co., Ltd.	1,300	19,630
Komatsu, Ltd.	5,700	154,210
Konami Group Corp.	600	31,666
Kose Corp.	240	17,433
Kubota Corp.	65,400	964,545
Kurita Water Industries, Ltd.	600	20,934
Kyocera Corp.	2,000	101,539
Kyowa Kirin Co., Ltd.	1,700	29,623
Lasertec Corp.	490	76,300
LIXIL Corp.	1,800	20,976
Ly Corp.	102,500	284,989
M3, Inc.	2,700	49,071
Makita Corp.	17,300	427,406
Marubeni Corp.	8,900	138,884
MatsukiyoCocokara & Co.	2,100	37,668
Mazda Motor Corp.	3,500	39,733
McDonald's Holdings Co. Japan, Ltd.	500	19,105
MEIJI Holdings Co., Ltd.	1,400	34,813
Minebea Mitsumi, Inc.	2,200	35,943
MISUMI Group, Inc.	27,700	433,091
Mitsubishi Chemical Group Corp.	7,900	49,835
Mitsubishi Corp.	18,300	872,875
Mitsubishi Electric Corp.	71,000	878,473
Mitsubishi Estate Co., Ltd.	6,900	90,267
Mitsubishi HC Capital, Inc.	49,800	331,911
Mitsubishi Heavy Industries, Ltd.	15,100	843,312
Mitsubishi UFJ Financial Group, Inc.	400,800	3,402,133
Mitsui & Co., Ltd.	8,100	293,939
Mitsui Chemicals, Inc.	1,000	25,944
Mitsui Fudosan Co., Ltd.	39,500	870,670
Mitsui OSK Lines, Ltd.	2,100	57,756
Mizuho Financial Group, Inc.	14,840	252,332
MonotaRO Co., Ltd.	1,500	16,065
MS&AD Insurance Group Holdings, Inc.	24,900	915,588
Murata Manufacturing Co., Ltd.	78,900	1,443,473
NEC Corp.	1,500	82,920
Nexon Co., Ltd.	2,100	37,569
NGK Insulators, Ltd.	1,400	18,568
NIDEC Corp.	2,600	120,588
Nintendo Co., Ltd.	6,400	266,809
Nippon Building Fund, Inc.	9	36,496
Nippon Express Holdings, Inc.	462	24,123
Nippon Paint Holdings Co., Ltd.	5,800	39,044
Nippon Prologis REIT, Inc.	14	26,156
Nippon Sanso Holdings Corp.	1,100	26,094

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Steel Corp.	5,200	$ 121,962
Nippon Telegraph & Telephone Corp.	1,412,900	1,669,688
Nippon Yusen KK	3,000	78,011
Nissan Chemical Corp.	800	34,042
Nissan Motor Co., Ltd.	14,300	63,184
Nissin Foods Holdings Co., Ltd.	400	33,257
Nitori Holdings Co., Ltd.	6,900	771,540
Nitto Denko Corp.	900	59,069
Nomura Holdings, Inc.	18,500	74,166
Nomura Real Estate Holdings, Inc.	700	17,580
Nomura Real Estate Master Fund, Inc.	26	29,125
Nomura Research Institute, Ltd.	2,400	62,521
NTT Data Corp.	65,900	883,944
Obayashi Corp.	4,000	35,238
OBIC Co., Ltd.	400	60,720
Odakyu Electric Railway Co., Ltd.	1,900	28,410
Oji Holdings Corp.	5,300	22,308
Olympus Corp.	7,800	101,336
Omron Corp.	6,100	272,141
Ono Pharmaceutical Co., Ltd.	2,400	46,060
Open House Group Co., Ltd.	500	16,977
Oracle Corp. Japan	200	14,855
Oriental Land Co., Ltd.	6,700	220,090
ORIX Corp.	7,200	134,566
Osaka Gas Co., Ltd.	2,300	37,892
Otsuka Corp.	700	29,660
Otsuka Holdings Co., Ltd.	13,900	494,183
Pan Pacific International Holdings Corp.	2,300	48,296
Panasonic Holdings Corp.	61,100	687,702
Persol Holdings Co., Ltd.	11,010	17,933
Rakuten Group, Inc.	9,200	37,744
Recruit Holdings Co., Ltd.	47,300	1,458,818
Renesas Electronics Corp.†	31,521	482,075
Resona Holdings, Inc.	13,100	72,609
Ricoh Co., Ltd.	3,400	29,361
Rohm Co., Ltd.	2,000	37,701
SBI Holdings, Inc.	1,500	31,598
SCSK Corp.	924	16,132
Secom Co., Ltd.	1,300	88,209
Seiko Epson Corp.	1,800	28,300
Sekisui Chemical Co., Ltd.	55,700	802,477
Sekisui House, Ltd.	3,700	73,708
Seven & i Holdings Co., Ltd.	23,700	928,557
SG Holdings Co., Ltd.	1,944	24,911
Sharp Corp.†	1,600	9,979
Shimadzu Corp.	1,400	37,211
Shimano, Inc.	4,400	593,723
Shimizu Corp.	3,400	23,650
Shin-Etsu Chemical Co., Ltd.	11,200	325,492
Shionogi & Co., Ltd.	1,600	71,585
Shiseido Co., Ltd.	2,400	84,315
Shizuoka Financial Group, Inc.	2,900	23,656
SMC Corp.	3,200	1,434,261
SoftBank Corp.	17,700	200,227
SoftBank Group Corp.	6,300	267,067
Sompo Holdings, Inc.	1,800	77,485
Sony Group Corp.	35,600	2,915,846
Square Enix Holdings Co., Ltd.	500	17,147
Stanley Electric Co., Ltd.	12,300	194,451
Subaru Corp.	3,800	73,895
SUMCO Corp.	2,112	27,545
Sumitomo Chemical Co., Ltd.	8,600	23,422
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Corp.	36,100	$ 720,840
Sumitomo Electric Industries, Ltd.	4,400	53,042
Sumitomo Metal Mining Co., Ltd.	1,500	44,155
Sumitomo Mitsui Financial Group, Inc.	7,800	383,476
Sumitomo Mitsui Trust Holdings, Inc.	9,000	339,126
Sumitomo Realty & Development Co., Ltd.	1,700	44,206
Suntory Beverage & Food, Ltd.	800	24,358
Suzuki Motor Corp.	12,900	519,315
Sysmex Corp.	1,000	47,732
T&D Holdings, Inc.	3,100	51,196
Taisei Corp.	1,000	35,205
Takeda Pharmaceutical Co., Ltd.	9,700	301,243
TDK Corp.	2,400	89,004
TechnoPro Holdings, Inc.	17,800	387,469
Terumo Corp.	41,400	1,097,887
THK Co., Ltd.	10,000	182,916
TIS, Inc.	1,352	29,792
Tobu Railway Co., Ltd.	1,200	30,851
Toho Co., Ltd.	700	23,899
Tokio Marine Holdings, Inc.	45,900	1,064,263
Tokyo Electric Power Co. Holdings, Inc.†	9,400	42,069
Tokyo Electron, Ltd.	7,300	998,474
Tokyo Gas Co., Ltd.	2,400	54,459
Tokyu Corp.	3,100	35,763
Toppan, Inc.	1,500	35,884
Toray Industries, Inc.	8,500	44,252
Toshiba Corp.†	2,500	77,004
Tosoh Corp.	5,900	75,724
TOTO, Ltd.	800	20,680
Toyota Industries Corp.	900	70,915
Toyota Motor Corp.	186,000	3,332,541
Toyota Tsusho Corp.	1,300	76,509
Trend Micro, Inc.	800	30,343
Unicharm Corp.	2,500	88,514
USS Co., Ltd.	1,300	21,509
Welcia Holdings Co., Ltd.	9,000	155,591
West Japan Railway Co.	1,300	53,804
Yakult Honsha Co., Ltd.	1,600	38,897
Yamaha Corp.	900	24,608
Yamaha Motor Co., Ltd.	1,800	47,349
Yamato Holdings Co., Ltd.	1,600	26,071
Yaskawa Electric Corp.	1,500	54,152
Yokogawa Electric Corp.	1,400	27,060
Zensho Holdings Co., Ltd.	600	26,089
ZOZO, Inc.	830	15,232
		60,102,012
Jersey — 0.5%
Amcor PLC	18,616	170,560
Experian PLC	5,656	185,703
Glencore PLC	64,751	371,234
WPP PLC	70,602	631,417
		1,358,914
Luxembourg — 0.5%
ArcelorMittal SA	3,146	79,078
Eurofins Scientific SE	830	46,947
Samsonite International SA*†	92,100	316,372
Spotify Technology SA†	6,619	1,023,562
Tenaris SA	2,903	45,992
		1,511,951
Netherlands — 4.5%
ABN AMRO Bank NV CVA*	2,483	35,282

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Adyen NV*†	272	$ 202,940
AerCap Holdings NV†	1,073	67,245
Airbus SE	3,644	489,206
Akzo Nobel NV	13,646	987,977
Argenx SE†	344	167,517
ASM International NV	289	121,454
ASML Holding NV	7,450	4,403,759
ASR Nederland NV	983	36,915
BE Semiconductor Industries NV	474	46,606
CNH Industrial NV	6,291	76,754
Davide Campari-Milano NV	3,213	37,927
Euronext NV*	527	36,773
EXOR NV	667	59,193
Ferrari NV	775	229,177
Ferrovial SE	3,130	95,867
Heineken Holding NV	797	60,164
Heineken NV	10,030	885,028
IMCD NV	350	44,405
ING Groep NV	106,183	1,408,888
JDE Peet's NV	768	21,452
Koninklijke Ahold Delhaize NV	5,971	180,042
Koninklijke KPN NV	19,856	65,476
Koninklijke Philips NV†	31,558	632,795
NN Group NV	1,541	49,594
NXP Semiconductors NV	4,853	970,212
OCI NV	644	17,968
Prosus NV†	9,398	277,414
QIAGEN NV†	1,402	56,726
Randstad NV	678	37,547
Stellantis NV	13,601	261,854
STMicroelectronics NV	4,202	182,079
Universal Music Group NV	5,037	131,696
Wolters Kluwer NV	1,583	191,881
		12,569,813
New Zealand — 0.1%
Auckland International Airport, Ltd.	7,696	36,486
EBOS Group, Ltd.	936	19,186
Fisher & Paykel Healthcare Corp., Ltd.	3,562	46,071
Mercury NZ, Ltd.	4,234	15,480
Meridian Energy, Ltd.	7,885	24,291
Spark New Zealand, Ltd.	11,343	32,700
Xero, Ltd.†	884	63,901
		238,115
Norway — 1.8%
Adevinta ASA†	1,780	17,623
Aker BP ASA	1,943	53,767
DNB Bank ASA	110,495	2,227,120
Equinor ASA	46,205	1,516,819
Gjensidige Forsikring ASA	1,221	17,978
Kongsberg Gruppen ASA	541	22,314
Mowi ASA	2,702	47,881
Norsk Hydro ASA	85,786	538,937
Orkla ASA	4,617	34,522
Salmar ASA	443	22,505
Storebrand ASA	60,986	496,935
Telenor ASA	4,302	48,865
Yara International ASA	1,018	38,572
		5,083,838
Portugal — 0.3%
EDP - Energias de Portugal SA	19,292	80,281
Security Description	Shares or Principal Amount	Value

Portugal (continued)
Galp Energia SGPS SA	3,025	$ 44,902
Jeronimo Martins SGPS SA	27,461	617,245
		742,428
Singapore — 1.1%
CapitaLand Ascendas REIT	22,900	46,068
CapitaLand Integrated Commercial Trust	32,692	44,243
CapitaLand Investment, Ltd.	16,000	36,284
City Developments, Ltd.	3,100	14,990
DBS Group Holdings, Ltd.	29,900	735,798
Genting Singapore, Ltd.	36,900	22,809
Jardine Cycle & Carriage, Ltd.	600	14,015
Keppel Corp., Ltd.	8,900	44,272
Mapletree Logistics Trust	21,311	26,190
Mapletree Pan Asia Commercial Trust	14,400	15,064
Oversea-Chinese Banking Corp., Ltd.	20,800	194,914
Seatrium, Ltd.†	272,678	26,729
Sembcorp Industries, Ltd.	5,495	20,460
Singapore Airlines, Ltd.	9,100	43,004
Singapore Exchange, Ltd.	5,300	37,802
Singapore Technologies Engineering, Ltd.	9,600	27,459
Singapore Telecommunications, Ltd.	50,710	89,772
United Overseas Bank, Ltd.	42,500	886,064
UOL Group, Ltd.	2,800	13,150
Wilmar International, Ltd.	221,300	603,840
		2,942,927
South Korea — 1.3%
KT Corp.	14,901	365,991
NAVER Corp.	1,855	276,818
Samsung Electronics Co., Ltd.	43,722	2,215,174
Samsung SDI Co., Ltd.	1,713	649,578
		3,507,561
Spain — 2.2%
Acciona SA	152	19,397
ACS Actividades de Construccion y Servicios SA	1,347	48,520
Aena SME SA*	461	69,502
Amadeus IT Group SA	9,809	594,026
Banco Bilbao Vizcaya Argentaria SA	220,383	1,796,430
Banco Santander SA	99,496	380,638
CaixaBank SA	215,127	861,099
Cellnex Telecom SA*	3,474	121,095
Corp. ACCIONA Energias Renovables SA	402	10,370
EDP Renovaveis SA	1,888	30,969
Enagas SA	1,520	25,198
Endesa SA	1,953	39,799
Grifols SA†	1,821	23,671
Iberdrola SA	150,986	1,691,279
Industria de Diseno Textil SA	6,706	250,203
Naturgy Energy Group SA	769	20,944
Redeia Corp. SA	2,495	39,291
Repsol SA	7,853	129,271
Telefonica SA	31,817	130,114
		6,281,816
SupraNational — 0.0%
HKT Trust & HKT, Ltd.	23,000	24,025
Unibail-Rodamco-Westfield †	726	35,884
		59,909
Sweden — 2.5%
Alfa Laval AB	1,779	61,191
Assa Abloy AB, Class B	6,162	134,345

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Atlas Copco AB, Class A	16,515	$ 222,582
Atlas Copco AB, Class B	9,593	112,564
Beijer Ref AB	2,366	25,012
Boliden AB	1,681	48,381
Elekta AB, Series B	42,332	288,347
Epiroc AB, Class A	4,052	77,142
Epiroc AB, Class B	2,396	38,422
EQT AB	2,186	43,398
Essity AB, Class B	3,745	80,861
Evolution AB*	1,127	114,128
Fastighets AB Balder, Class B†	3,981	17,964
Getinge AB, Class B	1,396	24,622
H & M Hennes & Mauritz AB, Class B	3,971	56,504
Hexagon AB, Class B	12,764	109,093
Holmen AB, Class B	573	22,331
Husqvarna AB, Class B	2,150	16,479
Industrivarden AB, Class A	795	21,015
Industrivarden AB, Class C	943	24,909
Indutrade AB	1,668	30,946
Investment AB Latour, Class B	904	15,948
Investor AB, Class B	10,641	204,336
L E Lundbergforetagen AB, Class B	464	19,408
Lifco AB, Class B	1,423	25,001
Nibe Industrier AB, Class B	45,875	301,479
Saab AB, Series B	489	24,921
Sagax AB, Class B	1,213	23,149
Sandvik AB	97,930	1,807,020
Securitas AB, Class B	3,003	23,819
Skandinaviska Enskilda Banken AB, Class A	9,756	116,664
Skanska AB, Class B	2,077	34,219
SKF AB, Class B	2,095	34,928
Svenska Cellulosa AB SCA, Class B	3,725	51,125
Svenska Handelsbanken AB, Class A	185,400	1,655,534
Swedbank AB, Class A	5,219	96,159
Swedish Orphan Biovitrum AB†	1,203	24,598
Tele2 AB, Class B	3,261	24,976
Telefonaktiebolaget LM Ericsson, Class B	119,133	581,514
Telia Co. AB	14,504	29,962
Volvo AB, Class A	1,222	25,434
Volvo AB, Class B	9,280	191,621
Volvo Car AB, Class B†	3,638	14,798
		6,896,849
Switzerland — 9.2%
ABB, Ltd.	35,719	1,279,929
Adecco Group AG	984	40,592
Alcon, Inc.	22,127	1,714,852
Bachem Holding AG	206	15,303
Baloise Holding AG	280	40,653
Banque Cantonale Vaudoise	184	19,308
Barry Callebaut AG	240	382,280
BKW AG	129	22,760
Chocoladefabriken Lindt & Spruengli AG	1	109,685
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	75	834,927
Cie Financiere Richemont SA	9,038	1,105,868
Clariant AG	1,317	20,863
Coca-Cola HBC AG	1,358	37,264
DSM-Firmenich AG	1,143	96,832
Dufry AG†	593	22,616
EMS-Chemie Holding AG	43	29,266
Geberit AG	205	102,797
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Givaudan SA	57	$ 186,440
Helvetia Holding AG	228	31,983
Holcim, Ltd.	3,204	205,748
Julius Baer Group, Ltd.	9,292	597,506
Kuehne & Nagel International AG	334	95,236
Logitech International SA	1,011	69,892
Lonza Group AG	2,220	1,032,208
Nestle SA	52,628	5,964,526
Novartis AG	26,839	2,752,365
On Holding AG, Class A†	18,192	506,101
Partners Group Holding AG	139	157,093
Roche Holding AG	17,654	4,830,332
Roche Holding AG (BR)	197	57,980
Schindler Holding AG	144	27,814
Schindler Holding AG (Participation Certificate)	250	49,981
SGS SA	921	77,495
SIG Group AG	1,880	46,499
Sika AG	2,674	680,952
Sonova Holding AG	320	76,106
Straumann Holding AG	686	87,834
Swatch Group AG (TRQX)	321	15,728
Swatch Group AG (XEGT)	178	45,776
Swiss Life Holding AG	181	113,027
Swiss Prime Site AG	472	43,289
Swiss Re AG	1,854	191,041
Swisscom AG	159	94,530
Temenos AG	392	27,588
UBS Group AG	20,220	501,220
VAT Group AG*	166	59,665
Zurich Insurance Group AG	2,806	1,287,814
		25,789,564
Taiwan — 0.8%
Largan Precision Co., Ltd.	2,000	132,482
Taiwan Semiconductor Manufacturing Co., Ltd.	127,000	2,060,968
		2,193,450
United Kingdom — 15.8%
3i Group PLC	5,984	151,351
Abrdn PLC	11,975	22,756
Admiral Group PLC	1,305	37,847
Anglo American PLC	7,812	215,934
Antofagasta PLC	61,549	1,073,121
ARM Holdings PLC ADR†	2,478	132,623
Ashtead Group PLC	12,505	763,173
Associated British Foods PLC	2,142	54,046
AstraZeneca PLC	25,014	3,388,284
AstraZeneca PLC ADR	19,545	1,323,587
Auto Trader Group PLC*	5,647	42,552
Aviva PLC	16,834	80,062
BAE Systems PLC	18,740	228,144
Barclays PLC	95,633	185,454
Barratt Developments PLC	6,008	32,334
Berkeley Group Holdings PLC	657	32,922
BP PLC	106,674	691,633
Bridgepoint Group PLC*	79,665	187,206
British American Tobacco PLC	13,061	410,664
BT Group PLC	39,699	56,526
Bunzl PLC	37,395	1,335,006
Burberry Group PLC	39,868	928,351
Centrica PLC	34,209	64,465
Coca-Cola Europacific Partners PLC	1,269	79,287
Compass Group PLC	47,345	1,155,313

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Croda International PLC	858	$ 51,452
Diageo PLC	56,780	2,101,872
Dowlais Group PLC	94,697	124,090
Dr. Martens PLC	48,915	84,329
Endeavour Mining PLC	1,134	21,944
Great Portland Estates PLC	38,570	196,613
GSK PLC	86,399	1,572,798
GSK PLC ADR	12,888	467,190
Haleon PLC	34,063	141,658
Halma PLC	2,334	55,203
Hargreaves Lansdown PLC	2,171	20,481
Hikma Pharmaceuticals PLC	1,019	25,960
HSBC Holdings PLC	274,407	2,159,151
Imperial Brands PLC	5,308	107,960
Informa PLC	8,604	78,775
InterContinental Hotels Group PLC	1,035	76,703
Intertek Group PLC	992	49,769
J Sainsbury PLC	10,185	31,415
JD Sports Fashion PLC	15,822	28,899
Johnson Matthey PLC	18,209	361,689
Kingfisher PLC	392,515	1,069,400
Land Securities Group PLC	4,301	30,951
Legal & General Group PLC	36,750	99,766
Lloyds Banking Group PLC	1,249,635	676,500
London Stock Exchange Group PLC	2,457	246,838
M&G PLC	13,788	33,191
Melrose Industries PLC	107,380	614,719
Mondi PLC	2,985	49,986
National Grid PLC	137,102	1,639,326
NatWest Group PLC	35,732	102,757
Next PLC	6,888	613,159
Ocado Group PLC†	3,560	26,079
Pearson PLC	3,962	41,979
Persimmon PLC	22,944	301,635
Phoenix Group Holdings PLC	4,581	26,951
Prudential PLC	94,611	1,025,985
Reckitt Benckiser Group PLC	23,466	1,658,872
RELX PLC	51,027	1,727,661
Rentokil Initial PLC	15,492	115,339
Rio Tinto PLC	6,922	436,972
Rolls-Royce Holdings PLC†	51,744	139,460
Sage Group PLC	6,302	76,045
Schroders PLC	4,921	24,449
Segro PLC	7,153	62,785
Severn Trent PLC	1,551	44,755
Shell PLC	41,217	1,310,528
Shell PLC (XAMS)	94,765	3,056,305
Shell PLC ADR	11,734	755,435
Smith & Nephew PLC	5,369	67,014
Smiths Group PLC	2,151	42,503
Spirax-Sarco Engineering PLC	453	52,651
SSE PLC	63,639	1,250,100
St. James's Place PLC	3,372	34,238
Standard Chartered PLC	52,807	488,378
Taylor Wimpey PLC	21,563	30,860
Tesco PLC	44,070	142,060
Unilever PLC	83,469	4,136,762
United Utilities Group PLC	4,192	48,497
Vodafone Group PLC	141,368	132,501
Vodafone Group PLC ADR	38,761	367,454
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Whitbread PLC	18,092	$ 764,645
Wise PLC, Class A†	3,753	31,394
		44,027,477
United States — 1.4%
Autoliv, Inc. SDR	5,353	519,105
Booking Holdings, Inc.†	286	882,010
Broadcom, Inc.	1,341	1,113,808
Liberty Media Corp.-Liberty Formula One, Class C†	6,807	424,076
Lululemon Athletica, Inc.†	2,033	783,945
MercadoLibre, Inc.†	162	205,396
		3,928,340
Total Common Stocks (cost $250,719,249)		275,222,353
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
United States — 0.2%
iShares MSCI EAFE ETF (cost $650,237)	8,800	606,496
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	8,154	6,056
Total Long-Term Investment Securities (cost $251,369,486)		275,834,905
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.0%
United States Treasury Bills
5.28%, 11/24/2023(1)	$ 75,000	74,414
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%(2)	290,866	290,866
T. Rowe Price Government Reserve Fund 5.40%(2)	105	105
		290,971
Total Short-Term Investments (cost $365,377)		365,385
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 09/29/2023, to be repurchased 10/02/2023 in the amount of $355,879 and collateralized by $403,400 of United States Treasury Notes, bearing interest at 0.75% due 05/31/2026 and having an approximate value of $363,020 (cost $355,831)	355,831	355,831
TOTAL INVESTMENTS (cost $252,090,694)(3)	99.0%	276,556,121
Other assets less liabilities	1.0	2,760,535
NET ASSETS	100.0%	$279,316,656
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At September 30, 2023, the aggregate value of these securities was $4,291,868 representing 1.5% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of September 30, 2023.
(3)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

ADR—American Depositary Receipt
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
11	Long	MSCI EAFE Index	December 2023	$1,158,643	$1,122,825	$(35,818)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
China	$ 635,364	$ 294,360	$—	$ 929,724
Israel	262,693	360,285	—	622,978
South Korea	—	3,507,561	—	3,507,561
Taiwan	—	2,193,450	—	2,193,450
Other Countries	267,968,640	—	—	267,968,640
Unaffiliated Investment Companies	606,496	—	—	606,496
Warrants	6,056	—	—	6,056
Short-Term Investments:
U.S. Government	—	74,414	—	74,414
Other Short-Term Investments	290,971	—	—	290,971
Repurchase Agreements	—	355,831	—	355,831
Total Investments at Value	$269,770,220	$6,785,901	$—	$276,556,121
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 35,818	$ —	$—	$ 35,818
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Internet	20.7%
Software	19.3
Computers	9.5
Semiconductors	6.8
Pharmaceuticals	4.2
Biotechnology	4.2
Retail	3.8
Diversified Financial Services	3.8
Auto Manufacturers	3.7
Commercial Services	2.6
Healthcare-Products	2.5
Advertising	2.3
Oil & Gas	2.2
Chemicals	1.4
Healthcare-Services	1.4
Beverages	1.2
Cosmetics/Personal Care	1.0
REITS	0.7
Food	0.7
Transportation	0.7
Insurance	0.6
Machinery-Diversified	0.6
Machinery-Construction & Mining	0.6
Environmental Control	0.4
Apparel	0.4
Pipelines	0.3
Electronics	0.3
Aerospace/Defense	0.3
Unaffiliated Investment Companies	0.3
Agriculture	0.3
Building Materials	0.2
Energy-Alternate Sources	0.2
Telecommunications	0.2
Mining	0.2
Auto Parts & Equipment	0.2
Distribution/Wholesale	0.2
Electric	0.1
Private Equity	0.1
Short-Term Investments	0.1
Purchased Options	0.1
Iron/Steel	0.1
Repurchase Agreements	0.1
Miscellaneous Manufacturing	0.1
Lodging	0.1
Oil & Gas Services	0.1
Household Products/Wares	0.1
99.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 2.3%
Trade Desk, Inc., Class A†	95,404	$ 7,455,823
Aerospace/Defense — 0.3%
General Dynamics Corp.	682	150,701
L3Harris Technologies, Inc.	537	93,502
Lockheed Martin Corp.	904	369,700
Northrop Grumman Corp.	582	256,191
TransDigm Group, Inc.†	147	123,940
		994,034
Agriculture — 0.3%
Altria Group, Inc.	5,242	220,426
Archer-Daniels-Midland Co.	1,492	112,526
Bunge, Ltd.	351	37,996
Philip Morris International, Inc.	4,762	440,866
		811,814
Apparel — 0.4%
NIKE, Inc., Class B	12,976	1,240,765
Auto Manufacturers — 3.7%
Cummins, Inc.	410	93,669
Tesla, Inc.†	47,932	11,993,545
		12,087,214
Auto Parts & Equipment — 0.2%
Aptiv PLC†	5,657	557,724
Beverages — 1.2%
Brown-Forman Corp., Class B	572	32,999
Coca-Cola Co.	26,251	1,469,531
Constellation Brands, Inc., Class A	513	128,932
Keurig Dr Pepper, Inc.	2,857	90,195
Monster Beverage Corp.†	13,866	734,205
PepsiCo, Inc.	7,820	1,325,021
		3,780,883
Biotechnology — 4.2%
Alnylam Pharmaceuticals, Inc.†	3,704	655,978
Amgen, Inc.	3,039	816,762
Argenx SE ADR†	1,224	601,755
Biogen, Inc.†	3,039	781,053
Corteva, Inc.	2,782	142,327
Gilead Sciences, Inc.	14,577	1,092,400
Illumina, Inc.†	21,052	2,890,019
Incyte Corp.†	1,057	61,063
Moderna, Inc.†	1,881	194,288
Regeneron Pharmaceuticals, Inc.†	606	498,714
Royalty Pharma PLC, Class A	173,380	4,705,533
Sarepta Therapeutics, Inc.†	5,025	609,131
Vertex Pharmaceuticals, Inc.†	1,466	509,787
		13,558,810
Building Materials — 0.2%
Martin Marietta Materials, Inc.	1,543	633,371
Masco Corp.	907	48,479
Vulcan Materials Co.	445	89,899
		771,749
Chemicals — 1.4%
Air Products & Chemicals, Inc.	1,262	357,651
Albemarle Corp.	667	113,416
CF Industries Holdings, Inc.	1,096	93,971
FMC Corp.	709	47,482
Linde PLC	5,075	1,889,676
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Mosaic Co.	1,888	$ 67,213
Sherwin-Williams Co.	7,578	1,932,769
		4,502,178
Commercial Services — 2.6%
Adyen NV*†	4,896	3,652,912
Automatic Data Processing, Inc.	2,340	562,957
Block, Inc.†	10,781	477,167
Cintas Corp.	290	139,493
CoStar Group, Inc.†	13,010	1,000,339
Equifax, Inc.	3,726	682,529
FleetCor Technologies, Inc.†	223	56,941
Gartner, Inc.†	448	153,937
MarketAxess Holdings, Inc.	105	22,432
Moody's Corp.	421	133,108
Quanta Services, Inc.	825	154,333
Rollins, Inc.	1,595	59,541
Toast, Inc., Class A†	74,024	1,386,470
Verisk Analytics, Inc.	379	89,535
		8,571,694
Computers — 9.5%
Accenture PLC, Class A	8,137	2,498,954
Apple, Inc.	164,513	28,166,271
EPAM Systems, Inc.†	224	57,275
Fortinet, Inc.†	3,703	217,292
Leidos Holdings, Inc.	507	46,725
		30,986,517
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	2,583	183,677
Estee Lauder Cos., Inc., Class A	4,502	650,764
Kenvue, Inc.	9,790	196,584
Procter & Gamble Co.	15,692	2,288,835
		3,319,860
Distribution/Wholesale — 0.2%
Copart, Inc.†	4,936	212,692
Fastenal Co.	1,590	86,878
Pool Corp.	140	49,854
WW Grainger, Inc.	253	175,035
		524,459
Diversified Financial Services — 3.8%
American Express Co.	1,619	241,539
Ameriprise Financial, Inc.	583	192,204
Cboe Global Markets, Inc.	402	62,796
Charles Schwab Corp.	22,226	1,220,207
Discover Financial Services	824	71,383
Intercontinental Exchange, Inc.	13,828	1,521,357
Mastercard, Inc., Class A	13,668	5,411,298
Nasdaq, Inc.	1,233	59,912
Raymond James Financial, Inc.	1,068	107,259
Visa, Inc., Class A	14,840	3,413,348
		12,301,303
Electric — 0.1%
AES Corp.	2,244	34,109
NRG Energy, Inc.	612	23,574
PG&E Corp.†	11,880	191,624
Sempra	2,145	145,924
WEC Energy Group, Inc.	932	75,073
		470,304

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 0.0%
AMETEK, Inc.	655	$ 96,783
Electronics — 0.3%
Agilent Technologies, Inc.	1,007	112,603
Amphenol Corp., Class A	8,990	755,070
Keysight Technologies, Inc.†	547	72,373
Mettler-Toledo International, Inc.†	81	89,754
		1,029,800
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	5,044	606,036
First Solar, Inc.†	607	98,085
SolarEdge Technologies, Inc.†	321	41,573
		745,694
Environmental Control — 0.4%
Republic Services, Inc.	642	91,492
Waste Connections, Inc.	8,254	1,108,512
Waste Management, Inc.	1,235	188,263
		1,388,267
Food — 0.7%
Campbell Soup Co.	659	27,072
General Mills, Inc.	2,260	144,617
Hershey Co.	851	170,268
Hormel Foods Corp.	1,184	45,028
Kellanova	824	49,036
Lamb Weston Holdings, Inc.	828	76,557
McCormick & Co., Inc.	16,608	1,256,229
Mondelez International, Inc., Class A	7,047	489,062
		2,257,869
Gas — 0.0%
Atmos Energy Corp.	514	54,448
Hand/Machine Tools — 0.0%
Snap-on, Inc.	171	43,615
Healthcare-Products — 2.5%
Abbott Laboratories	5,126	496,453
Bio-Techne Corp.	429	29,202
Boston Scientific Corp.†	27,694	1,462,243
Danaher Corp.	3,733	926,157
Exact Sciences Corp.†	7,844	535,118
Hologic, Inc.†	1,391	96,535
IDEXX Laboratories, Inc.†	231	101,009
Insulet Corp.†	4,042	644,659
Intuitive Surgical, Inc.†	6,561	1,917,715
ResMed, Inc.	451	66,689
Thermo Fisher Scientific, Inc.	2,192	1,109,525
Waters Corp.†	336	92,135
West Pharmaceutical Services, Inc.	1,470	551,559
		8,028,999
Healthcare-Services — 1.4%
Elevance Health, Inc.	1,339	583,027
HCA Healthcare, Inc.	617	151,770
Humana, Inc.	1,708	830,976
IQVIA Holdings, Inc.†	499	98,178
Molina Healthcare, Inc.†	331	108,532
Quest Diagnostics, Inc.	421	51,303
UnitedHealth Group, Inc.	5,262	2,653,048
		4,476,834
Security Description	Shares or Principal Amount	Value

Home Builders — 0.0%
D.R. Horton, Inc.	865	$ 92,962
Household Products/Wares — 0.1%
Clorox Co.	317	41,546
Kimberly-Clark Corp.	922	111,424
		152,970
Insurance — 0.6%
Aon PLC, Class A	761	246,731
Arch Capital Group, Ltd.†	2,119	168,905
Arthur J. Gallagher & Co.	784	178,697
Brown & Brown, Inc.	789	55,104
Chubb, Ltd.	1,330	276,879
Everest Group, Ltd.	143	53,149
Globe Life, Inc.	346	37,621
Marsh & McLennan Cos., Inc.	1,796	341,779
Principal Financial Group, Inc.	771	55,566
Progressive Corp.	3,325	463,173
Travelers Cos., Inc.	702	114,644
W.R. Berkley Corp.	1,156	73,394
		2,065,642
Internet — 20.7%
Airbnb, Inc., Class A†	41,666	5,716,992
Alphabet, Inc., Class A†	72,923	9,542,704
Alphabet, Inc., Class C†	53,275	7,024,309
Amazon.com, Inc.†	104,754	13,316,328
CDW Corp.	480	96,845
Chewy, Inc., Class A†	81,965	1,496,681
DoorDash, Inc., Class A†	84,407	6,707,824
Etsy, Inc.†	405	26,155
Gen Digital, Inc.	1,694	29,950
MercadoLibre, Inc.†	2,860	3,626,137
Meta Platforms, Inc., Class A†	14,045	4,216,449
Palo Alto Networks, Inc.†	1,737	407,222
Shopify, Inc., Class A†	128,789	7,028,016
Snap, Inc., Class A†	67,036	597,291
Uber Technologies, Inc.†	163,776	7,532,058
VeriSign, Inc.†	250	50,632
		67,415,593
Iron/Steel — 0.1%
Nucor Corp.	1,413	220,922
Steel Dynamics, Inc.	885	94,890
		315,812
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	713	107,078
Marriott International, Inc., Class A	726	142,703
		249,781
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	7,182	1,960,686
Machinery-Diversified — 0.6%
Deere & Co.	2,419	912,882
IDEX Corp.	245	50,965
Rockwell Automation, Inc.	3,505	1,001,974
		1,965,821
Media — 0.0%
FactSet Research Systems, Inc.	130	56,844
Mining — 0.2%
Freeport-McMoRan, Inc.	18,231	679,834

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.†	399	$ 79,397
Illinois Tool Works, Inc.	797	183,557
		262,954
Oil & Gas — 2.2%
APA Corp.	1,745	71,720
Chevron Corp.	10,079	1,699,521
ConocoPhillips	6,803	814,999
Coterra Energy, Inc.	4,303	116,396
Devon Energy Corp.	3,640	173,628
Diamondback Energy, Inc.	1,016	157,358
EOG Resources, Inc.	3,308	419,322
EQT Corp.	2,054	83,351
Exxon Mobil Corp.	22,741	2,673,887
Hess Corp.	1,570	240,210
Marathon Oil Corp.	3,441	92,047
Marathon Petroleum Corp.	1,090	164,961
Occidental Petroleum Corp.	3,769	244,533
Pioneer Natural Resources Co.	1,324	303,924
		7,255,857
Oil & Gas Services — 0.1%
Schlumberger NV	4,279	249,466
Pharmaceuticals — 4.2%
AbbVie, Inc.	10,027	1,494,624
AstraZeneca PLC ADR	17,690	1,197,967
Bristol-Myers Squibb Co.	11,868	688,819
Cigna Group	824	235,722
Dexcom, Inc.†	2,203	205,540
Eli Lilly & Co.	10,953	5,883,185
Johnson & Johnson	8,481	1,320,916
McKesson Corp.	353	153,502
Merck & Co., Inc.	14,415	1,484,024
Pfizer, Inc.	32,073	1,063,861
		13,728,160
Pipelines — 0.3%
Cheniere Energy, Inc.	3,345	555,136
ONEOK, Inc.	3,309	209,890
Targa Resources Corp.	1,271	108,950
Williams Cos., Inc.	6,910	232,798
		1,106,774
Private Equity — 0.1%
Blackstone, Inc.	4,032	431,988
REITS — 0.7%
American Tower Corp.	5,589	919,111
Equinix, Inc.	1,162	843,914
Extra Space Storage, Inc.	600	72,948
Iron Mountain, Inc.	1,044	62,066
Public Storage	557	146,781
SBA Communications Corp.	345	69,059
VICI Properties, Inc.	3,281	95,477
Weyerhaeuser Co.	2,366	72,541
		2,281,897
Retail — 3.8%
AutoZone, Inc.†	103	261,619
Chipotle Mexican Grill, Inc.†	410	751,050
Costco Wholesale Corp.	1,661	938,398
Dollar General Corp.	1,246	131,827
Dollar Tree, Inc.†	1,189	126,569
Security Description	Shares or Principal Amount	Value

Retail (continued)
Domino's Pizza, Inc.	92	$ 34,849
Floor & Decor Holdings, Inc., Class A†	16,516	1,494,698
Genuine Parts Co.	574	82,874
Home Depot, Inc.	3,027	914,638
Lowe's Cos., Inc.	7,138	1,483,562
Lululemon Athletica, Inc.†	3,597	1,387,039
McDonald's Corp.	6,164	1,623,844
O'Reilly Automotive, Inc.†	343	311,739
RH †	1,449	383,058
Ross Stores, Inc.	13,477	1,522,227
Starbucks Corp.	3,318	302,834
TJX Cos., Inc.	4,178	371,341
Tractor Supply Co.	618	125,485
Ulta Beauty, Inc.†	283	113,044
Yum! Brands, Inc.	1,019	127,314
		12,488,009
Semiconductors — 6.8%
Advanced Micro Devices, Inc.†	14,150	1,454,903
Analog Devices, Inc.	1,339	234,446
Applied Materials, Inc.	4,770	660,407
ARM Holdings PLC ADR†	7,980	427,090
Broadcom, Inc.	1,407	1,168,626
KLA Corp.	3,034	1,391,574
Lam Research Corp.	757	474,465
Marvell Technology, Inc.	36,983	2,001,890
Microchip Technology, Inc.	1,515	118,246
Monolithic Power Systems, Inc.	271	125,202
NVIDIA Corp.	28,773	12,515,967
NXP Semiconductors NV	864	172,731
ON Semiconductor Corp.†	2,451	227,820
QUALCOMM, Inc.	6,340	704,120
Teradyne, Inc.	429	43,097
Texas Instruments, Inc.	3,249	516,623
		22,237,207
Software — 19.3%
Activision Blizzard, Inc.	2,398	224,525
Adobe, Inc.†	1,932	985,127
Autodesk, Inc.†	668	138,216
Bill.com Holdings, Inc.†	34,650	3,761,950
Broadridge Financial Solutions, Inc.	322	57,654
Cadence Design Systems, Inc.†	1,544	361,759
Cloudflare, Inc., Class A†	128,398	8,094,210
Datadog, Inc., Class A†	28,225	2,571,015
Electronic Arts, Inc.	952	114,621
Fair Isaac Corp.†	141	122,463
Fiserv, Inc.†	2,390	269,974
Intuit, Inc.	4,646	2,373,827
Jack Henry & Associates, Inc.	414	62,572
Microsoft Corp.	65,699	20,744,459
MSCI, Inc.	2,517	1,291,422
Oracle Corp.	16,763	1,775,537
Paychex, Inc.	1,039	119,828
Paycom Software, Inc.	280	72,596
PTC, Inc.†	675	95,634
ROBLOX Corp., Class A†	159,658	4,623,696
Salesforce, Inc.†	6,366	1,290,897
ServiceNow, Inc.†	1,580	883,157
Snowflake, Inc., Class A†	50,482	7,712,135
Synopsys, Inc.†	864	396,550
Tyler Technologies, Inc.†	112	43,248
Veeva Systems, Inc., Class A†	7,404	1,506,344

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A†	2,628	$ 564,626
ZoomInfo Technologies, Inc.†	153,210	2,512,644
		62,770,686
Telecommunications — 0.2%
Arista Networks, Inc.†	1,424	261,917
Motorola Solutions, Inc.	522	142,109
T-Mobile US, Inc.†	2,000	280,100
		684,126
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	357	30,748
CSX Corp.	5,471	168,233
Expeditors International of Washington, Inc.	840	96,289
JB Hunt Transport Services, Inc.	464	87,473
Old Dominion Freight Line, Inc.	3,384	1,384,530
Union Pacific Corp.	1,731	352,484
		2,119,757
Total Common Stocks (cost $270,347,391)		320,630,266
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
SPDR Portfolio S&P 500 Growth ETF (cost $956,441)	15,370	911,133
PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	21,432,216	100,217
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	27,370,098	146,704
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: USD 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	27,541,492	105,980
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: CNY 7.87; Counterparty: Goldman Sachs International)	185,195	0
Total Purchased Options (cost $331,605)		352,901
Total Long-Term Investment Securities (cost $271,635,437)		321,894,300
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Administration Class 5.04%(1)	262,650	$ 262,650
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2)	$ 100,000	99,956
Total Short-Term Investments (cost $362,606)		362,606
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 09/29/2023, to be repurchased 10/02/2023 in the amount of $284,192 and collateralized by $313,100 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2026 and having an approximate value of $289,885 (cost $284,154)	284,154	284,154
TOTAL INVESTMENTS (cost $272,282,197)(3)	99.0%	322,541,060
Other assets less liabilities	1.0	3,204,821
NET ASSETS	100.0%	$325,745,881
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At September 30, 2023, the aggregate value of these securities was $3,652,912 representing 1.1% of net assets.
(1)	The rate shown is the 7-day yield as of September 30, 2023.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CNY—Chinese Yuan

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
2	Long	S&P 500 E-Mini Index	December 2023	$453,894	$432,550	$(21,344)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$320,630,266	$ —	$—	$320,630,266
Unaffiliated Investment Companies	911,133	—	—	911,133
Purchased Options	—	352,901	—	352,901
Short-Term Investments:
U.S. Government	—	99,956	—	99,956
Other Short-Term Investments	262,650	—	—	262,650
Repurchase Agreements	—	284,154	—	284,154
Total Investments at Value	$321,804,049	$737,011	$—	$322,541,060
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 21,344	$ —	$—	$ 21,344
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Banks	8.5%
Pharmaceuticals	7.8
Software	6.7
Insurance	6.1
Internet	5.1
Electric	4.6
Healthcare-Products	4.1
Telecommunications	4.1
Oil & Gas	3.7
Retail	3.4
Semiconductors	3.1
Healthcare-Services	3.1
REITS	3.0
Cosmetics/Personal Care	2.9
Diversified Financial Services	2.6
Aerospace/Defense	2.3
Transportation	2.1
Commercial Services	2.0
Computers	1.9
Food	1.6
Packaging & Containers	1.3
Chemicals	1.3
Building Materials	1.2
Media	1.2
Beverages	1.1
Electronics	1.1
Miscellaneous Manufacturing	1.0
Electrical Components & Equipment	0.9
Private Equity	0.9
Unaffiliated Investment Companies	0.8
Agriculture	0.8
Machinery-Diversified	0.7
Household Products/Wares	0.7
Oil & Gas Services	0.7
Auto Parts & Equipment	0.6
Gas	0.6
Distribution/Wholesale	0.6
Home Builders	0.5
Real Estate	0.5
Savings & Loans	0.5
Auto Manufacturers	0.5
Advertising	0.5
Machinery-Construction & Mining	0.4
Airlines	0.4
Repurchase Agreements	0.3
Apparel	0.3
Lodging	0.2
Biotechnology	0.1
Environmental Control	0.1
Leisure Time	0.1
Pipelines	0.1
Mining	0.1
Water	0.1
Entertainment	0.1
99.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Advertising — 0.5%
Interpublic Group of Cos., Inc.	3,937	$ 112,834
Omnicom Group, Inc.	28,518	2,124,021
		2,236,855
Aerospace/Defense — 2.3%
Boeing Co.†	5,799	1,111,552
General Dynamics Corp.	11,360	2,510,219
Howmet Aerospace, Inc.	4,005	185,231
L3Harris Technologies, Inc.	11,610	2,021,533
Lockheed Martin Corp.	665	271,959
Northrop Grumman Corp.	407	179,158
RTX Corp.	69,561	5,006,305
TransDigm Group, Inc.†	299	252,096
		11,538,053
Agriculture — 0.8%
Altria Group, Inc.	8,712	366,340
Archer-Daniels-Midland Co.	34,989	2,638,871
Bunge, Ltd.	909	98,399
Philip Morris International, Inc.	7,304	676,204
		3,779,814
Airlines — 0.4%
Alaska Air Group, Inc.†	1,301	48,241
American Airlines Group, Inc.†	6,683	85,609
Delta Air Lines, Inc.	6,581	243,497
Southwest Airlines Co.	55,878	1,512,617
United Airlines Holdings, Inc.†	3,355	141,917
		2,031,881
Apparel — 0.3%
NIKE, Inc., Class B	12,530	1,198,119
Ralph Lauren Corp.	413	47,945
Tapestry, Inc.	2,371	68,166
VF Corp.	3,381	59,742
		1,373,972
Auto Manufacturers — 0.5%
Cummins, Inc.	710	162,207
Ford Motor Co.	40,210	499,408
General Motors Co.	45,126	1,487,804
PACCAR, Inc.	5,347	454,602
		2,604,021
Auto Parts & Equipment — 0.6%
Aptiv PLC†	2,893	285,221
BorgWarner, Inc.	2,404	97,049
Gentex Corp.	80,983	2,635,187
		3,017,457
Banks — 8.5%
Bank of America Corp.	70,710	1,936,040
Bank of New York Mellon Corp.	77,244	3,294,457
Citigroup, Inc.	19,696	810,096
Citizens Financial Group, Inc.	4,831	129,471
Comerica, Inc.	1,348	56,009
Fifth Third Bancorp	6,964	176,398
Goldman Sachs Group, Inc.	3,372	1,091,078
Huntington Bancshares, Inc.	14,809	154,014
JPMorgan Chase & Co.	105,032	15,231,741
KeyCorp	9,573	103,005
M&T Bank Corp.	28,084	3,551,222
Morgan Stanley	47,349	3,866,993
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	16,372	$ 1,137,526
PNC Financial Services Group, Inc.	29,729	3,649,829
Regions Financial Corp.	9,598	165,086
State Street Corp.	3,259	218,223
Truist Financial Corp.	86,763	2,482,289
US Bancorp	85,362	2,822,068
Wells Fargo & Co.	37,422	1,529,063
Zions Bancorp NA	1,515	52,858
		42,457,466
Beverages — 1.1%
Anheuser-Busch InBev SA NV	15,478	859,280
Brown-Forman Corp., Class B	842	48,575
Coca-Cola Co.	13,932	779,913
Constellation Brands, Inc., Class A	726	182,466
Keurig Dr Pepper, Inc.	85,558	2,701,066
Molson Coors Beverage Co., Class B	1,898	120,694
PepsiCo, Inc.	5,508	933,275
		5,625,269
Biotechnology — 0.1%
Biogen, Inc.†	785	201,753
Bio-Rad Laboratories, Inc., Class A†	214	76,708
Corteva, Inc.	2,250	115,110
Illumina, Inc.†	1,619	222,256
		615,827
Building Materials — 1.2%
Carrier Global Corp.	8,567	472,898
Fortune Brands Innovations, Inc.	31,509	1,958,600
Johnson Controls International PLC	52,942	2,817,044
Martin Marietta Materials, Inc.	632	259,423
Masco Corp.	667	35,651
Mohawk Industries, Inc.†	541	46,423
Trane Technologies PLC	2,336	473,998
Vulcan Materials Co.	557	112,525
		6,176,562
Chemicals — 1.3%
Akzo Nobel NV	13,097	948,229
Axalta Coating Systems, Ltd.†	68,231	1,835,414
Celanese Corp.	1,024	128,533
Dow, Inc.	7,191	370,768
DuPont de Nemours, Inc.	4,695	350,200
Eastman Chemical Co.	1,213	93,061
Ecolab, Inc.	2,595	439,593
International Flavors & Fragrances, Inc.	2,611	177,992
Linde PLC	1,946	724,593
LyondellBasell Industries NV, Class A	2,620	248,114
PPG Industries, Inc.	2,409	312,688
Sherwin-Williams Co.	2,420	617,221
		6,246,406
Commercial Services — 2.0%
Automatic Data Processing, Inc.	6,552	1,576,280
Cintas Corp.	363	174,607
Equifax, Inc.	640	117,235
FleetCor Technologies, Inc.†	356	90,901
Global Payments, Inc.	23,426	2,703,126
H&R Block, Inc.	61,479	2,647,286
MarketAxess Holdings, Inc.	197	42,087
Moody's Corp.	855	270,325
PayPal Holdings, Inc.†	11,231	656,564
Robert Half, Inc.	1,095	80,242

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
S&P Global, Inc.	3,328	$ 1,216,085
United Rentals, Inc.	698	310,310
Verisk Analytics, Inc.	801	189,228
		10,074,276
Computers — 1.9%
Accenture PLC, Class A	15,480	4,754,063
Amdocs, Ltd.	22,200	1,875,678
Cognizant Technology Solutions Corp., Class A	5,166	349,945
DXC Technology Co.†	2,099	43,722
EPAM Systems, Inc.†	190	48,581
Hewlett Packard Enterprise Co.	13,210	229,458
HP, Inc.	8,874	228,062
International Business Machines Corp.	9,318	1,307,316
Leidos Holdings, Inc.	492	45,343
NetApp, Inc.	2,156	163,597
Seagate Technology Holdings PLC	1,973	130,119
Western Digital Corp.†	3,272	149,301
		9,325,185
Cosmetics/Personal Care — 2.9%
Colgate-Palmolive Co.	50,850	3,615,943
Estee Lauder Cos., Inc., Class A	2,372	342,873
Kenvue, Inc.	90,948	1,826,236
Procter & Gamble Co.	22,417	3,269,744
Unilever PLC ADR	110,186	5,443,188
		14,497,984
Distribution/Wholesale — 0.6%
Fastenal Co.	2,980	162,827
LKQ Corp.	53,190	2,633,437
Pool Corp.	148	52,703
		2,848,967
Diversified Financial Services — 2.6%
American Express Co.	3,035	452,792
BlackRock, Inc.	4,921	3,181,377
Capital One Financial Corp.	3,901	378,592
Cboe Global Markets, Inc.	356	55,611
Charles Schwab Corp.	42,800	2,349,720
CME Group, Inc.	3,680	736,810
Discover Financial Services	1,074	93,041
Franklin Resources, Inc.	2,909	71,503
Intercontinental Exchange, Inc.	5,854	644,057
Invesco, Ltd.	4,589	66,632
LPL Financial Holdings, Inc.	7,448	1,770,017
Nasdaq, Inc.	1,248	60,640
Raymond James Financial, Inc.	24,421	2,452,601
Synchrony Financial	4,277	130,748
T. Rowe Price Group, Inc.	2,294	240,572
		12,684,713
Electric — 4.6%
AES Corp.	99,498	1,512,370
Alliant Energy Corp.	2,585	125,243
Ameren Corp.	2,687	201,068
American Electric Power Co., Inc.	5,269	396,334
CenterPoint Energy, Inc.	6,456	173,344
CMS Energy Corp.	2,984	158,480
Consolidated Edison, Inc.	3,528	301,750
Constellation Energy Corp.	3,289	358,764
Dominion Energy, Inc.	8,559	382,330
DTE Energy Co.	2,109	209,381
Security Description	Shares or Principal Amount	Value

Electric (continued)
Duke Energy Corp.	41,319	$ 3,646,815
Edison International	29,233	1,850,157
Entergy Corp.	2,163	200,077
Evergy, Inc.	2,349	119,094
Eversource Energy	30,377	1,766,422
Exelon Corp.	70,278	2,655,806
FirstEnergy Corp.	5,278	180,402
NextEra Energy, Inc.	20,699	1,185,846
NRG Energy, Inc.	1,242	47,842
Pinnacle West Capital Corp.	12,893	949,956
PPL Corp.	7,539	177,619
Public Service Enterprise Group, Inc.	5,105	290,526
Sempra	36,657	2,493,776
Southern Co.	11,154	721,887
WEC Energy Group, Inc.	1,549	124,772
Xcel Energy, Inc.	50,186	2,871,643
		23,101,704
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	1,180	174,357
Emerson Electric Co.	46,090	4,450,911
Generac Holdings, Inc.†	637	69,408
		4,694,676
Electronics — 1.1%
Agilent Technologies, Inc.	1,208	135,079
Allegion PLC	898	93,572
Fortive Corp.	3,601	267,050
Garmin, Ltd.	1,567	164,848
Honeywell International, Inc.	6,791	1,254,569
Keysight Technologies, Inc.†	839	111,008
Mettler-Toledo International, Inc.†	78	86,430
nVent Electric PLC	18,904	1,001,723
TE Connectivity, Ltd.	15,919	1,966,474
Trimble, Inc.†	2,540	136,804
		5,217,557
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	1,288	175,812
Entertainment — 0.1%
Caesars Entertainment, Inc.†	2,202	102,063
Live Nation Entertainment, Inc.†	1,450	120,408
		222,471
Environmental Control — 0.1%
Pentair PLC	1,689	109,363
Republic Services, Inc.	946	134,814
Waste Management, Inc.	1,546	235,672
		479,849
Food — 1.6%
Campbell Soup Co.	825	33,891
Conagra Brands, Inc.	91,594	2,511,507
General Mills, Inc.	1,915	122,541
Hormel Foods Corp.	829	31,527
J.M. Smucker Co.	1,044	128,318
Kellanova	1,213	72,186
Koninklijke Ahold Delhaize NV	42,231	1,273,382
Kraft Heinz Co.	8,166	274,704
Kroger Co.	6,754	302,242
McCormick & Co., Inc.	1,258	95,155
Mondelez International, Inc., Class A	40,345	2,799,943

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Sysco Corp.	5,166	$ 341,214
Tyson Foods, Inc., Class A	2,921	147,481
		8,134,091
Forest Products & Paper — 0.0%
International Paper Co.	3,539	125,528
Gas — 0.6%
Atmos Energy Corp.	26,891	2,848,564
NiSource, Inc.	4,227	104,322
		2,952,886
Hand/Machine Tools — 0.0%
Snap-on, Inc.	233	59,429
Stanley Black & Decker, Inc.	1,567	130,970
		190,399
Healthcare-Products — 4.1%
Abbott Laboratories	8,520	825,162
Align Technology, Inc.†	728	222,273
Baxter International, Inc.	5,180	195,493
Bio-Techne Corp.	837	56,975
Boston Scientific Corp.†	48,160	2,542,848
Cooper Cos., Inc.	506	160,913
DENTSPLY SIRONA, Inc.	2,165	73,956
Edwards Lifesciences Corp.†	6,218	430,783
GE HealthCare Technologies, Inc.	4,001	272,228
IDEXX Laboratories, Inc.†	433	189,338
Intuitive Surgical, Inc.†	1,833	535,768
Medtronic PLC	99,516	7,798,074
ResMed, Inc.	691	102,178
Revvity, Inc.	1,270	140,589
STERIS PLC	1,009	221,395
Stryker Corp.	3,457	944,694
Teleflex, Inc.	481	94,473
West Pharmaceutical Services, Inc.	755	283,283
Zimmer Biomet Holdings, Inc.	49,181	5,519,092
		20,609,515
Healthcare-Services — 3.1%
Catalent, Inc.†	1,844	83,957
Centene Corp.†	51,817	3,569,155
Charles River Laboratories International, Inc.†	524	102,694
DaVita, Inc.†	551	52,086
Elevance Health, Inc.	6,285	2,736,615
HCA Healthcare, Inc.	947	232,943
Humana, Inc.	456	221,853
IQVIA Holdings, Inc.†	974	191,634
Laboratory Corp. of America Holdings	906	182,151
Quest Diagnostics, Inc.	24,463	2,981,061
UnitedHealth Group, Inc.	5,677	2,862,287
Universal Health Services, Inc., Class B	17,603	2,213,225
		15,429,661
Home Builders — 0.5%
D.R. Horton, Inc.	1,557	167,331
Lennar Corp., Class A	19,365	2,173,334
NVR, Inc.†	33	196,789
PulteGroup, Inc.	2,244	166,168
		2,703,622
Home Furnishings — 0.0%
Whirlpool Corp.	561	75,006
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.7%
Avery Dennison Corp.	824	$ 150,520
Church & Dwight Co., Inc.	2,517	230,633
Clorox Co.	697	91,349
Kimberly-Clark Corp.	25,097	3,032,972
		3,505,474
Insurance — 6.1%
Aflac, Inc.	5,529	424,351
Allstate Corp.	33,698	3,754,294
American International Group, Inc.(1)	7,281	441,229
Aon PLC, Class A	705	228,575
Arthur J. Gallagher & Co.	794	180,976
Assurant, Inc.	542	77,820
Berkshire Hathaway, Inc., Class B†	36,889	12,922,217
Brown & Brown, Inc.	987	68,932
Chubb, Ltd.	22,438	4,671,143
Cincinnati Financial Corp.	1,604	164,073
Everest Group, Ltd.	186	69,131
Globe Life, Inc.	267	29,031
Hartford Financial Services Group, Inc.	3,128	221,806
Loews Corp.	1,891	119,719
Marsh & McLennan Cos., Inc.	1,819	346,156
MetLife, Inc.	73,858	4,646,407
Principal Financial Group, Inc.	887	63,926
Prudential Financial, Inc.	3,713	352,327
Travelers Cos., Inc.	1,077	175,885
Willis Towers Watson PLC	6,736	1,407,554
		30,365,552
Internet — 5.1%
Airbnb, Inc., Class A†	2,616	358,941
Alphabet, Inc., Class C†	19,475	2,567,779
Amazon.com, Inc.†	50,148	6,374,814
Booking Holdings, Inc.†	365	1,125,642
CDW Corp.	507	102,292
eBay, Inc.	5,443	239,982
Etsy, Inc.†	528	34,098
Expedia Group, Inc.†	1,410	145,329
F5, Inc.†	33,526	5,402,379
Gen Digital, Inc.	2,705	47,824
Match Group, Inc.†	2,844	111,414
Meta Platforms, Inc., Class A†	22,733	6,824,674
Netflix, Inc.†	4,533	1,711,661
VeriSign, Inc.†	468	94,784
		25,141,613
Leisure Time — 0.1%
Carnival Corp.†	10,303	141,357
Norwegian Cruise Line Holdings, Ltd.†	4,351	71,704
Royal Caribbean Cruises, Ltd.†	2,411	222,150
		435,211
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	1,391	208,901
Las Vegas Sands Corp.	3,362	154,114
Marriott International, Inc., Class A	1,256	246,879
MGM Resorts International	2,871	105,538
Wynn Resorts, Ltd.	991	91,578
		807,010

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	2,087	$ 569,751
Oshkosh Corp.	16,253	1,551,024
		2,120,775
Machinery-Diversified — 0.7%
Dover Corp.	1,431	199,639
IDEX Corp.	333	69,271
Ingersoll Rand, Inc.	4,136	263,546
Middleby Corp.†	13,738	1,758,464
Nordson Corp.	554	123,636
Otis Worldwide Corp.	4,211	338,185
Rockwell Automation, Inc.	1,175	335,897
Westinghouse Air Brake Technologies Corp.	1,832	194,687
Xylem, Inc.	2,463	224,207
		3,507,532
Media — 1.2%
Charter Communications, Inc., Class A†	1,041	457,853
Comcast Corp., Class A	42,095	1,866,492
FactSet Research Systems, Inc.	156	68,213
Fox Corp., Class A	2,595	80,964
Fox Corp., Class B	1,349	38,959
News Corp., Class A	3,896	78,154
News Corp., Class B	1,181	24,647
Paramount Global, Class B	4,932	63,623
Walt Disney Co.†	38,546	3,124,153
Warner Bros. Discovery, Inc.†	22,686	246,370
		6,049,428
Mining — 0.1%
Newmont Corp.	8,129	300,367
Miscellaneous Manufacturing — 1.0%
3M Co.	5,646	528,578
A.O. Smith Corp.	1,274	84,250
Eaton Corp. PLC	4,081	870,396
General Electric Co.	11,132	1,230,643
Illinois Tool Works, Inc.	1,379	317,597
Parker-Hannifin Corp.	1,312	511,050
Siemens AG	5,735	822,551
Teledyne Technologies, Inc.†	481	196,527
Textron, Inc.	2,026	158,312
		4,719,904
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	525	124,178
Oil & Gas — 3.7%
Chevron Corp.	7,154	1,206,307
ConocoPhillips	14,332	1,716,974
EOG Resources, Inc.	15,526	1,968,076
Exxon Mobil Corp.	43,641	5,131,309
Marathon Petroleum Corp.	2,127	321,900
Phillips 66	30,249	3,634,417
Shell PLC	42,991	1,366,933
TotalEnergies SE ADR	42,244	2,777,965
Valero Energy Corp.	3,612	511,857
		18,635,738
Oil & Gas Services — 0.7%
Baker Hughes Co.	70,967	2,506,554
Halliburton Co.	9,190	372,195
Schlumberger NV	6,832	398,306
		3,277,055
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 1.3%
Amcor PLC	15,050	$ 137,858
Ball Corp.	3,222	160,391
Packaging Corp. of America	16,449	2,525,744
Sealed Air Corp.	48,462	1,592,461
Sonoco Products Co.	37,617	2,044,484
WestRock Co.	2,621	93,832
		6,554,770
Pharmaceuticals — 7.8%
AstraZeneca PLC ADR	31,868	2,158,101
Becton Dickinson & Co.	21,378	5,526,854
Cardinal Health, Inc.	2,604	226,079
Cencora, Inc.	1,705	306,849
Cigna Group	8,816	2,521,993
CVS Health Corp.	35,703	2,492,784
Eli Lilly & Co.	3,162	1,698,405
Henry Schein, Inc.†	35,494	2,635,430
Johnson & Johnson	57,525	8,959,519
McKesson Corp.	745	323,963
Merck & Co., Inc.	34,221	3,523,052
Organon & Co.	2,614	45,379
Pfizer, Inc.	117,368	3,893,097
Roche Holding AG	6,084	1,664,650
Roche Holding AG ADR	61,371	2,082,318
Viatris, Inc.	12,269	120,972
Zoetis, Inc.	4,708	819,098
		38,998,543
Pipelines — 0.1%
Kinder Morgan, Inc.	19,827	328,732
Private Equity — 0.9%
Ares Management Corp., Class A	25,874	2,661,658
Blackstone, Inc.	16,428	1,760,096
		4,421,754
Real Estate — 0.5%
CBRE Group, Inc., Class A†	35,928	2,653,642
REITS — 3.0%
Alexandria Real Estate Equities, Inc.	1,593	159,459
American Tower Corp.	2,241	368,532
AvalonBay Communities, Inc.	1,453	249,538
Boston Properties, Inc.	1,476	87,793
Camden Property Trust	1,092	103,281
Crown Castle, Inc.	4,436	408,245
Digital Realty Trust, Inc.	3,096	374,678
Equinix, Inc.	957	695,031
Equity Residential	3,528	207,129
Essex Property Trust, Inc.	656	139,131
Extra Space Storage, Inc.	1,080	131,306
Federal Realty Investment Trust	750	67,973
Gaming & Leisure Properties, Inc.	51,423	2,342,318
Healthpeak Properties, Inc.	5,595	102,724
Host Hotels & Resorts, Inc.	141,169	2,268,586
Invitation Homes, Inc.	5,884	186,464
Iron Mountain, Inc.	1,104	65,633
Kimco Realty Corp.	6,340	111,521
Mid-America Apartment Communities, Inc.	1,193	153,479
Prologis, Inc.	9,449	1,060,272
Public Storage	615	162,065
Realty Income Corp.	7,250	362,065
Regency Centers Corp.	1,681	99,919
SBA Communications Corp.	488	97,683
Simon Property Group, Inc.	3,347	361,576

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
UDR, Inc.	3,100	$ 110,577
Ventas, Inc.	4,116	173,407
VICI Properties, Inc.	4,457	129,699
Welltower, Inc.	46,491	3,808,543
Weyerhaeuser Co.	3,214	98,541
		14,687,168
Retail — 3.4%
Bath & Body Works, Inc.	2,341	79,126
Best Buy Co., Inc.	1,986	137,967
CarMax, Inc.†	1,618	114,441
Costco Wholesale Corp.	1,541	870,603
Darden Restaurants, Inc.	1,236	177,020
Dollar Tree, Inc.†	19,629	2,089,507
Domino's Pizza, Inc.	194	73,485
Genuine Parts Co.	402	58,041
Home Depot, Inc.	14,923	4,509,134
Lowe's Cos., Inc.	1,858	386,167
McDonald's Corp.	2,832	746,062
Ross Stores, Inc.	3,484	393,518
Starbucks Corp.	5,740	523,890
Target Corp.	4,721	522,001
TJX Cos., Inc.	4,232	376,140
Victoria's Secret & Co.†	57,026	951,194
Walgreens Boots Alliance, Inc.	7,328	162,975
Walmart, Inc.	29,469	4,712,977
Yum! Brands, Inc.	1,032	128,938
		17,013,186
Savings & Loans — 0.5%
New York Community Bancorp, Inc.	233,654	2,649,636
Semiconductors — 3.1%
Advanced Micro Devices, Inc.†	7,602	781,638
Analog Devices, Inc.	14,875	2,604,464
Broadcom, Inc.	1,688	1,402,019
Intel Corp.	42,835	1,522,784
Microchip Technology, Inc.	2,839	221,584
Micron Technology, Inc.	11,203	762,140
NXP Semiconductors NV	15,115	3,021,791
Qorvo, Inc.†	1,001	95,566
QUALCOMM, Inc.	20,922	2,323,597
Skyworks Solutions, Inc.	1,630	160,702
Teradyne, Inc.	803	80,669
Texas Instruments, Inc.	15,838	2,518,400
		15,495,354
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	408	83,469
Software — 6.7%
Activision Blizzard, Inc.	3,000	280,890
Adobe, Inc.†	2,471	1,259,963
Akamai Technologies, Inc.†	1,555	165,670
ANSYS, Inc.†	888	264,224
Autodesk, Inc.†	984	203,599
Broadridge Financial Solutions, Inc.	628	112,443
Ceridian HCM Holding, Inc.†	1,592	108,017
Electronic Arts, Inc.	19,842	2,388,977
Fidelity National Information Services, Inc.	6,060	334,936
Fiserv, Inc.†	1,933	218,352
Intuit, Inc.	1,346	687,725
Microsoft Corp.	73,557	23,225,623
MSCI, Inc.	348	178,552
Security Description	Shares or Principal Amount	Value

Software (continued)
Oracle Corp.	6,602	$ 699,284
Paychex, Inc.	1,411	162,731
Roper Technologies, Inc.	1,091	528,350
Salesforce, Inc.†	9,962	2,020,094
Take-Two Interactive Software, Inc.†	1,615	226,730
Tyler Technologies, Inc.†	228	88,040
		33,154,200
Telecommunications — 4.1%
AT&T, Inc.	73,120	1,098,262
BCE, Inc.	20,923	798,717
Cisco Systems, Inc.	185,355	9,964,685
Corning, Inc.	104,295	3,177,869
Juniper Networks, Inc.	41,509	1,153,535
Motorola Solutions, Inc.	769	209,353
T-Mobile US, Inc.†	1,694	237,245
Verizon Communications, Inc.	114,562	3,712,954
		20,352,620
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	1,334	88,231
Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	548	47,199
CSX Corp.	10,671	328,133
FedEx Corp.	2,367	627,066
Knight-Swift Transportation Holdings, Inc.	36,176	1,814,226
Norfolk Southern Corp.	12,443	2,450,400
Union Pacific Corp.	3,117	634,715
United Parcel Service, Inc., Class B	28,575	4,453,985
		10,355,724
Water — 0.1%
American Water Works Co., Inc.	1,991	246,546
Total Common Stocks (cost $472,544,314)		487,320,897
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares S&P 500 Value ETF	17,100	2,630,664
iShares Russell 1000 Value ETF	10,223	1,552,056
Total Unaffiliated Investment Companies (cost $4,384,311)		4,182,720
Total Long-Term Investment Securities (cost $476,928,625)		491,503,617
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2) (cost $99,956)	$100,000	99,956
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 09/29/2023, to be repurchased 10/02/2023 in the amount of $403,536 and collateralized by $457,400 of United States Treasury Notes, bearing interest at 0.75% due 05/31/2026 and having an approximate value of $411,615	403,482	403,482
Bank of America Securities LLC Joint Repurchase Agreement(3)	210,000	210,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	245,000	245,000
BNP Paribas SA Joint Repurchase Agreement(3)	225,000	225,000
Deutsche Bank AG Joint Repurchase Agreement(3)	210,000	210,000

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$210,000	$ 210,000
Total Repurchase Agreements (cost $1,503,482)		1,503,482
TOTAL INVESTMENTS (cost $478,532,063)(4)	99.0%	493,107,055
Other assets less liabilities	1.0	4,864,252
NET ASSETS	100.0%	$497,971,307
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
3	Long	S&P 500 E-Mini Index	December 2023	$680,841	$648,825	$(32,016)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	1,797,214	USD	1,910,336	12/22/2023	$ 3,016	$ —
Goldman Sachs & Co. LLC	CAD	927,603	USD	687,954	12/22/2023	4,138	—
	GBP	3,126,209	USD	3,819,602	12/22/2023	3,143	—
	USD	21,249	CAD	28,653	12/22/2023	—	(126)
						7,281	(126)
JPMorgan Chase Bank, N.A.	EUR	1,797,214	USD	1,910,681	12/22/2023	3,362	—
Morgan Stanley & Co. International PLC	CHF	1,289,747	USD	1,428,110	12/22/2023	6,366	—
	EUR	1,797,214	USD	1,911,064	12/22/2023	3,744	—
						10,110	—
Unrealized Appreciation (Depreciation)						$ 23,769	$ (126)
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$487,320,897	$ —	$—	$487,320,897
Unaffiliated Investment Companies	4,182,720	—	—	4,182,720
Short-Term Investments	—	99,956	—	99,956
Repurchase Agreements	—	1,503,482	—	1,503,482
Total Investments at Value	$491,503,617	$1,603,438	$—	$493,107,055
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 23,769	$—	$ 23,769
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 32,016	$ —	$—	$ 32,016
Forward Foreign Currency Contracts	—	126	—	126
Total Other Financial Instruments	$ 32,016	$ 126	$—	$ 32,142
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Software	15.9%
Healthcare-Products	8.1
Commercial Services	7.5
Retail	6.1
Internet	4.3
Electronics	3.9
Pharmaceuticals	3.5
Distribution/Wholesale	3.3
Computers	3.1
Diversified Financial Services	3.1
Unaffiliated Investment Companies	2.9
Semiconductors	2.6
Biotechnology	2.6
Healthcare-Services	2.4
Oil & Gas	2.2
Pipelines	2.1
Machinery-Diversified	1.8
Beverages	1.6
Building Materials	1.6
Insurance	1.5
Entertainment	1.3
Transportation	1.3
Lodging	1.2
Private Equity	1.2
Miscellaneous Manufacturing	1.1
Advertising	1.0
Media	1.0
Apparel	0.9
Auto Parts & Equipment	0.8
REITS	0.8
Repurchase Agreements	0.7
Aerospace/Defense	0.7
Engineering & Construction	0.7
Electrical Components & Equipment	0.7
Cosmetics/Personal Care	0.7
Household Products/Wares	0.6
Energy-Alternate Sources	0.6
Home Builders	0.6
Food	0.5
Auto Manufacturers	0.4
Chemicals	0.4
Environmental Control	0.4
Banks	0.3
Oil & Gas Services	0.3
Leisure Time	0.3
Metal Fabricate/Hardware	0.2
Telecommunications	0.2
Electric	0.2
Packaging & Containers	0.1
Hand/Machine Tools	0.1
Airlines	0.1
Short-Term Investments	0.1
Computer Data Security	0.1
Machinery-Construction & Mining	0.1
Office/Business Equipment	0.1
E-Commerce/Services	0.1
100.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.7%
Advertising — 1.0%
Omnicom Group, Inc.	1,950	$ 145,236
Trade Desk, Inc., Class A†	17,187	1,343,164
		1,488,400
Aerospace/Defense — 0.7%
HEICO Corp.	1,906	308,639
HEICO Corp., Class A	1,251	161,654
Hexcel Corp.	900	58,626
Howmet Aerospace, Inc.	2,450	113,313
Spirit AeroSystems Holdings, Inc., Class A	187	3,018
TransDigm Group, Inc.†	464	391,212
		1,036,462
Airlines — 0.1%
Alaska Air Group, Inc.†	981	36,376
American Airlines Group, Inc.†	4,189	53,661
Delta Air Lines, Inc.	569	21,053
United Airlines Holdings, Inc.†	1,100	46,530
		157,620
Apparel — 0.9%
Crocs, Inc.†	1,057	93,259
Deckers Outdoor Corp.†	2,216	1,139,224
Skechers USA, Inc., Class A†	1,564	76,558
Tapestry, Inc.	263	7,561
		1,316,602
Auto Manufacturers — 0.4%
Rivian Automotive, Inc., Class A†	26,649	647,038
Auto Parts & Equipment — 0.8%
Allison Transmission Holdings, Inc.	153	9,036
Aptiv PLC†	520	51,267
Mobileye Global, Inc., Class A†	26,890	1,117,279
		1,177,582
Banks — 0.3%
First Citizens BancShares, Inc., Class A	21	28,982
NU Holdings, Ltd.†	59,072	428,272
		457,254
Beverages — 1.6%
Boston Beer Co., Inc., Class A†	151	58,819
Brown-Forman Corp., Class A	675	39,218
Brown-Forman Corp., Class B	5,325	307,199
Celsius Holdings, Inc.†	10,183	1,747,403
Constellation Brands, Inc., Class A	450	113,098
		2,265,737
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc.†	3,278	580,534
Apellis Pharmaceuticals, Inc.†	3,633	138,199
Argenx SE ADR†	297	146,014
BioMarin Pharmaceutical, Inc.†	384	33,976
BioNTech SE ADR†	435	47,258
Bio-Rad Laboratories, Inc., Class A†	165	59,144
Certara, Inc.†	751	10,920
Exelixis, Inc.†	4,113	89,869
Genmab A/S ADR†	1,516	53,469
Horizon Therapeutics PLC†	3,442	398,205
Illumina, Inc.†	1,574	216,079
Incyte Corp.†	3,291	190,121
Ionis Pharmaceuticals, Inc.†	2,131	96,662
Karuna Therapeutics, Inc.†	1,311	221,677
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Legend Biotech Corp. ADR†	1,700	$ 114,189
Maravai LifeSciences Holdings, Inc., Class A†	1,105	11,050
Roivant Sciences, Ltd.†	5,714	66,740
Sarepta Therapeutics, Inc.†	2,655	321,839
Seagen, Inc.†	2,437	517,010
Ultragenyx Pharmaceutical, Inc.†	1,175	41,889
United Therapeutics Corp.†	1,768	399,338
		3,754,182
Building Materials — 1.6%
Armstrong World Industries, Inc.	227	16,344
Builders FirstSource, Inc.†	4,046	503,686
Carrier Global Corp.	1,200	66,240
Eagle Materials, Inc.	402	66,941
Fortune Brands Innovations, Inc.	894	55,571
Trane Technologies PLC	2,443	495,709
Trex Co., Inc.†	4,187	258,045
Vulcan Materials Co.	3,896	787,070
		2,249,606
Chemicals — 0.4%
Albemarle Corp.	325	55,263
Axalta Coating Systems, Ltd.†	411	11,056
CF Industries Holdings, Inc.	750	64,305
FMC Corp.	323	21,631
PPG Industries, Inc.	2,624	340,595
RPM International, Inc.	1,072	101,637
Valvoline, Inc.	754	24,309
		618,796
Commercial Services — 7.5%
Avis Budget Group, Inc.†	122	21,922
Block, Inc.†	26,284	1,163,330
Booz Allen Hamilton Holding Corp.	3,161	345,402
Bright Horizons Family Solutions, Inc.†	774	63,050
Cintas Corp.	2,660	1,279,487
CoStar Group, Inc.†	19,600	1,507,044
Equifax, Inc.	2,064	378,084
Euronet Worldwide, Inc.†	1,085	86,127
FleetCor Technologies, Inc.†	2,522	643,967
FTI Consulting, Inc.†	397	70,829
Gartner, Inc.†	3,960	1,360,696
Grand Canyon Education, Inc.†	146	17,064
H&R Block, Inc.	1,710	73,633
MarketAxess Holdings, Inc.	1,332	284,568
Morningstar, Inc.	820	192,077
Paylocity Holding Corp.†	1,635	297,079
Quanta Services, Inc.	1,917	358,613
RB Global, Inc.	3,715	232,188
Rollins, Inc.	6,149	229,542
Service Corp. International	1,729	98,795
Shift4 Payments, Inc., Class A†	945	52,325
Toast, Inc., Class A†	10,957	205,225
TransUnion	1,325	95,122
U-Haul Holding Co. †	51	2,783
U-Haul Holding Co. (Non-Voting)	669	35,049
United Rentals, Inc.	595	264,519
Verisk Analytics, Inc.	4,876	1,151,906
WEX, Inc.†	935	175,864
WillScot Mobile Mini Holdings Corp.†	3,361	139,784
		10,826,074
Computer Data Security — 0.0%
Snyk, Ltd.(1)(2)	4,274	43,424

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computer Graphics — 0.0%
Canva, Inc.(1)(2)	41	$ 43,733
Computers — 3.1%
Crowdstrike Holdings, Inc., Class A†	7,659	1,281,963
EPAM Systems, Inc.†	1,229	314,243
ExlService Holdings, Inc.†	24,431	685,045
Fortinet, Inc.†	900	52,812
Genpact, Ltd.	776	28,091
Globant SA†	1,031	203,983
HP, Inc.	3,065	78,771
KBR, Inc.	11,546	680,521
NetApp, Inc.	1,458	110,633
Pure Storage, Inc., Class A†	7,122	253,686
Super Micro Computer, Inc.†	400	109,688
Zscaler, Inc.†	4,537	705,912
		4,505,348
Cosmetics/Personal Care — 0.7%
e.l.f. Beauty, Inc.†	8,203	900,935
Kenvue, Inc.	2,400	48,192
		949,127
Distribution/Wholesale — 3.3%
Copart, Inc.†	53,859	2,320,784
Fastenal Co.	14,587	797,034
Ferguson PLC	1,244	204,601
Pool Corp.	1,365	486,076
SiteOne Landscape Supply, Inc.†	1,299	212,321
Watsco, Inc.	394	148,822
WW Grainger, Inc.	776	536,868
		4,706,506
Diversified Financial Services — 3.1%
Ameriprise Financial, Inc.	1,828	602,655
Apollo Global Management, Inc.	18,772	1,684,975
Blue Owl Capital, Inc.	6,307	81,739
Cboe Global Markets, Inc.	400	62,484
Houlihan Lokey, Inc.	65	6,963
LPL Financial Holdings, Inc.	2,796	664,469
Rocket Cos., Inc., Class A†	779	6,372
SLM Corp.	1,540	20,975
TPG, Inc.	323	9,729
Tradeweb Markets, Inc., Class A	16,274	1,305,175
UWM Holdings Corp.	577	2,798
Western Union Co.	956	12,600
XP, Inc., Class A	479	11,041
		4,471,975
Electric — 0.2%
AES Corp.	7,095	107,844
Vistra Corp.	3,865	128,241
		236,085
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	1,050	155,148
ChargePoint Holdings, Inc.†	5,192	25,804
Littelfuse, Inc.	224	55,400
Universal Display Corp.	4,821	756,849
		993,201
Electronics — 3.9%
Agilent Technologies, Inc.	11,918	1,332,671
Allegion PLC	2,461	256,436
Amphenol Corp., Class A	11,201	940,772
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Flex, Ltd.†	50,900	$ 1,373,282
Hubbell, Inc.	1,150	360,422
Jabil, Inc.	1,392	176,631
Keysight Technologies, Inc.†	1,540	203,757
Mettler-Toledo International, Inc.†	790	875,375
National Instruments Corp.	1,781	106,183
TE Connectivity, Ltd.	400	49,412
Vontier Corp.	914	28,261
		5,703,202
Energy-Alternate Sources — 0.6%
Enphase Energy, Inc.†	4,424	531,543
First Solar, Inc.†	2,125	343,379
		874,922
Engineering & Construction — 0.7%
EMCOR Group, Inc.	282	59,330
Fluor Corp.†	25,582	938,859
TopBuild Corp.†	36	9,058
		1,007,247
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	5,051
Entertainment — 1.3%
Caesars Entertainment, Inc.†	3,612	167,416
Churchill Downs, Inc.	2,536	294,277
DraftKings, Inc., Class A†	15,967	470,069
Liberty Media Corp.-Liberty Live, Class C†	451	14,477
Live Nation Entertainment, Inc.†	9,487	787,801
TKO Group Holdings, Inc.	749	62,961
Vail Resorts, Inc.	251	55,694
		1,852,695
Environmental Control — 0.4%
Clean Harbors, Inc.†	1,300	217,568
Republic Services, Inc.	1,150	163,886
Tetra Tech, Inc.	167	25,389
Waste Connections, Inc.	873	117,244
		524,087
Food — 0.5%
Albertsons Cos., Inc., Class A	623	14,173
Hershey Co.	405	81,032
Lamb Weston Holdings, Inc.	3,395	313,902
Performance Food Group Co.†	4,852	285,589
		694,696
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	907	164,884
MSA Safety, Inc.	108	17,026
		181,910
Healthcare-Products — 8.1%
10X Genomics, Inc., Class A†	1,595	65,794
Align Technology, Inc.†	7,566	2,310,051
Bio-Techne Corp.	6,291	428,228
Bruker Corp.	3,895	242,659
Exact Sciences Corp.†	18,658	1,272,849
Globus Medical, Inc., Class A†	2,685	133,310
IDEXX Laboratories, Inc.†	2,691	1,176,694
Inspire Medical Systems, Inc.†	4,609	914,610
Insulet Corp.†	6,925	1,104,468
Lantheus Holdings, Inc.†	1,000	69,480
Masimo Corp.†	1,950	170,976

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Natera, Inc.†	1,799	$ 79,606
Novocure, Ltd.†	3,692	59,626
Penumbra, Inc.†	1,546	373,993
Repligen Corp.†	1,133	180,158
ResMed, Inc.	4,975	735,653
Shockwave Medical, Inc.†	4,822	960,060
STERIS PLC	575	126,167
Tandem Diabetes Care, Inc.†	151	3,136
Teleflex, Inc.	301	59,119
Waters Corp.†	1,018	279,146
West Pharmaceutical Services, Inc.	2,596	974,045
		11,719,828
Healthcare-Services — 2.4%
Acadia Healthcare Co., Inc.†	796	55,967
agilon health, Inc.†	46,786	830,919
Charles River Laboratories International, Inc.†	270	52,914
Chemed Corp.	182	94,585
DaVita, Inc.†	939	88,764
Encompass Health Corp.	117	7,858
Ginkgo Bioworks Holdings, Inc.†	2,428	4,395
ICON PLC†	211	51,959
IQVIA Holdings, Inc.†	5,917	1,164,170
Medpace Holdings, Inc.†	2,833	685,954
Molina Healthcare, Inc.†	1,321	433,143
Sotera Health Co.†	1,206	18,066
Tenet Healthcare Corp.†	700	46,123
		3,534,817
Home Builders — 0.6%
Lennar Corp., Class A	4,804	539,153
NVR, Inc.†	53	316,055
		855,208
Home Furnishings — 0.0%
Tempur Sealy International, Inc.	589	25,527
Household Products/Wares — 0.6%
Avery Dennison Corp.	1,087	198,562
Church & Dwight Co., Inc.	4,406	403,722
Clorox Co.	2,150	281,779
		884,063
Housewares — 0.0%
Scotts Miracle-Gro Co.	717	37,055
Insurance — 1.5%
Arch Capital Group, Ltd.†	5,727	456,499
Arthur J. Gallagher & Co.	2,556	582,589
Assurant, Inc.	350	50,253
Brighthouse Financial, Inc.†	118	5,775
Brown & Brown, Inc.	1,608	112,303
Equitable Holdings, Inc.	6,213	176,387
Everest Group, Ltd.	101	37,539
Globe Life, Inc.	650	70,674
Hartford Financial Services Group, Inc.	1,700	120,547
Kinsale Capital Group, Inc.	379	156,955
Lincoln National Corp.	273	6,740
Primerica, Inc.	409	79,350
RenaissanceRe Holdings, Ltd.	231	45,720
RLI Corp.	154	20,927
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Ryan Specialty Holdings, Inc.†	5,512	$ 266,781
Willis Towers Watson PLC	228	47,643
		2,236,682
Internet — 4.3%
CDW Corp.	4,364	880,481
Chewy, Inc., Class A†	1,538	28,084
Coupang, Inc.†	40,749	692,733
DoorDash, Inc., Class A†	8,457	672,078
eBay, Inc.	576	25,396
Etsy, Inc.†	2,022	130,581
Expedia Group, Inc.†	1,828	188,412
Gen Digital, Inc.	1,502	26,555
GoDaddy, Inc., Class A†	1,624	120,956
Lyft, Inc., Class A†	5,836	61,511
Match Group, Inc.†	8,649	338,825
Okta, Inc.†	167	13,612
Pinterest, Inc., Class A†	21,914	592,335
Roku, Inc.†	266	18,777
Spotify Technology SA†	15,514	2,399,085
VeriSign, Inc.†	380	76,961
Wayfair, Inc., Class A†	500	30,285
		6,296,667
Iron/Steel — 0.0%
Steel Dynamics, Inc.	650	69,693
Leisure Time — 0.3%
Brunswick Corp.	99	7,821
Norwegian Cruise Line Holdings, Ltd.†	1,771	29,186
Peloton Interactive, Inc., Class A†	5,505	27,800
Planet Fitness, Inc., Class A†	707	34,770
Polaris, Inc.	82	8,540
Royal Caribbean Cruises, Ltd.†	2,325	214,226
YETI Holdings, Inc.†	1,505	72,571
		394,914
Lodging — 1.2%
Choice Hotels International, Inc.	528	64,685
Hilton Worldwide Holdings, Inc.	5,673	851,971
Hyatt Hotels Corp., Class A	500	53,040
Las Vegas Sands Corp.	14,666	672,290
MGM Resorts International	1,300	47,788
Travel & Leisure Co.	566	20,789
Wyndham Hotels & Resorts, Inc.	104	7,232
Wynn Resorts, Ltd.	911	84,186
		1,801,981
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	1,171	87,802
Vertiv Holdings Co.	436	16,219
		104,021
Machinery-Diversified — 1.8%
Graco, Inc.	1,988	144,885
IDEX Corp.	381	79,256
Middleby Corp.†	350	44,800
Otis Worldwide Corp.	1,224	98,299
Rockwell Automation, Inc.	4,233	1,210,088
Toro Co.	10,494	872,051
Westinghouse Air Brake Technologies Corp.	600	63,762
Xylem, Inc.	491	44,696
		2,557,837

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 1.0%
Cable One, Inc.	7	$ 4,309
Endeavor Group Holdings, Inc., Class A	2,450	48,755
FactSet Research Systems, Inc.	1,395	609,978
Liberty Broadband Corp., Class A†	59	5,364
Liberty Broadband Corp., Class C†	419	38,263
Liberty Media Corp.-Liberty Formula One, Class C†	10,362	645,553
Nexstar Media Group, Inc.	204	29,247
		1,381,469
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	1,835	208,878
RBC Bearings, Inc.†	200	46,826
Valmont Industries, Inc.	224	53,807
		309,511
Miscellaneous Manufacturing — 1.1%
A.O. Smith Corp.	1,078	71,288
Axon Enterprise, Inc.†	7,634	1,519,090
Donaldson Co., Inc.	873	52,066
		1,642,444
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	400	94,612
Oil & Gas — 2.2%
APA Corp.	9,479	389,587
Coterra Energy, Inc.	2,050	55,452
Devon Energy Corp.	1,350	64,395
Diamondback Energy, Inc.	4,350	673,728
Hess Corp.	5,647	863,991
Magnolia Oil & Gas Corp., Class A	2,600	59,566
Matador Resources Co.	800	47,584
Noble Corp. PLC	2,000	101,300
Ovintiv, Inc.	1,977	94,046
Pioneer Natural Resources Co.	2,553	586,041
Texas Pacific Land Corp.	100	182,356
		3,118,046
Oil & Gas Services — 0.3%
Halliburton Co.	11,090	449,145
Packaging & Containers — 0.1%
Ardagh Metal Packaging SA	2,318	7,255
Ball Corp.	806	40,123
Graphic Packaging Holding Co.	2,831	63,075
Sealed Air Corp.	3,232	106,203
		216,656
Pharmaceuticals — 3.5%
Ascendis Pharma A/S ADR†	560	52,438
Cardinal Health, Inc.	2,269	196,995
Cencora, Inc.	6,361	1,144,789
Dexcom, Inc.†	27,712	2,585,530
Jazz Pharmaceuticals PLC†	3,628	469,608
McKesson Corp.	401	174,375
Neurocrine Biosciences, Inc.†	3,513	395,212
		5,018,947
Pipelines — 2.1%
Antero Midstream Corp.	1,968	23,577
Cheniere Energy, Inc.	12,271	2,036,495
New Fortress Energy, Inc.	1,125	36,877
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
ONEOK, Inc.	427	$ 27,085
Targa Resources Corp.	11,238	963,321
		3,087,355
Private Equity — 1.2%
Ares Management Corp., Class A	15,063	1,549,531
KKR & Co., Inc.	2,763	170,201
		1,719,732
REITS — 0.8%
CubeSmart	1,450	55,289
Equity LifeStyle Properties, Inc.	1,960	124,872
Iron Mountain, Inc.	2,492	148,149
Lamar Advertising Co., Class A	3,017	251,829
Rexford Industrial Realty, Inc.	1,100	54,285
SBA Communications Corp.	484	96,882
Simon Property Group, Inc.	2,680	289,520
Sun Communities, Inc.	466	55,146
UDR, Inc.	319	11,379
		1,087,351
Retail — 6.1%
AutoZone, Inc.†	55	139,699
Best Buy Co., Inc.	464	32,234
BJ's Wholesale Club Holdings, Inc.†	2,350	167,720
Burlington Stores, Inc.†	1,953	264,241
CarMax, Inc.†	154	10,892
Casey's General Stores, Inc.	318	86,343
Cava Group, Inc.†	217	6,647
Chipotle Mexican Grill, Inc.†	242	443,303
Darden Restaurants, Inc.	2,690	385,262
Dick's Sporting Goods, Inc.	77	8,361
Dollar Tree, Inc.†	450	47,903
Domino's Pizza, Inc.	1,117	423,108
Five Below, Inc.†	2,102	338,212
Floor & Decor Holdings, Inc., Class A†	2,959	267,790
Freshpet, Inc.†	218	14,362
Genuine Parts Co.	400	57,752
Lululemon Athletica, Inc.†	180	69,410
Murphy USA, Inc.	325	111,062
Ollie's Bargain Outlet Holdings, Inc.†	1,194	92,153
Restaurant Brands International, Inc.	1,692	112,721
RH †	189	49,964
Ross Stores, Inc.	21,907	2,474,396
Texas Roadhouse, Inc.	1,162	111,668
Tractor Supply Co.	4,029	818,088
Ulta Beauty, Inc.†	1,866	745,374
Victoria's Secret & Co.†	597	9,958
Wendy's Co.	3,006	61,352
Williams-Sonoma, Inc.	593	92,152
Wingstop, Inc.	1,455	261,667
Yum! Brands, Inc.	8,831	1,103,345
		8,807,139
Semiconductors — 2.6%
Allegro MicroSystems, Inc.†	1,303	41,618
Analog Devices, Inc.	1	175
Entegris, Inc.	2,066	194,018
Lattice Semiconductor Corp.†	5,840	501,831
Microchip Technology, Inc.	14,269	1,113,695
MKS Instruments, Inc.	5,695	492,845
Monolithic Power Systems, Inc.	1,659	766,458
ON Semiconductor Corp.†	1,700	158,015
Onto Innovation, Inc.†	500	63,760

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Silicon Laboratories, Inc.†	350	$ 40,562
Skyworks Solutions, Inc.	550	54,225
Teradyne, Inc.	4,007	402,543
		3,829,745
Software — 15.5%
Alteryx, Inc., Class A†	1,064	40,102
ANSYS, Inc.†	2,585	769,167
Appfolio, Inc., Class A†	530	96,794
AppLovin Corp., Class A†	2,438	97,422
Atlassian Corp., Class A†	270	54,408
Bentley Systems, Inc., Class B	5,912	296,546
Bill.com Holdings, Inc.†	550	59,714
Broadridge Financial Solutions, Inc.	3,434	614,858
Ceridian HCM Holding, Inc.	1,140	77,350
Cloudflare, Inc., Class A†	11,000	693,440
Confluent, Inc., Class A†	6,967	206,293
Databricks, Inc.(1)(2)	2,067	151,924
Datadog, Inc., Class A†	10,162	925,657
Descartes Systems Group, Inc.†	1,450	106,401
DocuSign, Inc.†	3,516	147,672
DoubleVerify Holdings, Inc.†	3,910	109,284
Doximity, Inc., Class A†	908	19,268
Dropbox, Inc., Class A†	3,989	108,620
Duolingo, Inc.†	3,974	659,167
Dynatrace, Inc.†	8,471	395,850
Elastic NV†	1,352	109,836
Electronic Arts, Inc.	850	102,340
Fair Isaac Corp.†	891	773,860
Five9, Inc.†	1,236	79,475
Gitlab, Inc., Class A†	1,524	68,915
Global-e Online, Ltd.†	13,775	547,418
HashiCorp, Inc., Class A†	1,156	26,391
HubSpot, Inc.†	1,704	839,220
Informatica, Inc., Class A†	58	1,222
Jack Henry & Associates, Inc.	401	60,607
Klaviyo, Inc., Class A†	200	6,900
Magic Leap, Inc., Class A†(1)(2)	9	99
Manhattan Associates, Inc.†	2,221	439,003
Monday.com, Ltd.†	700	111,454
MongoDB, Inc.†	3,345	1,156,902
MSCI, Inc.	1,447	742,427
nCino, Inc.†	2,398	76,256
New Relic, Inc.†	976	83,565
Nutanix, Inc., Class A†	970	33,834
Palantir Technologies, Inc., Class A†	32,571	521,136
Paychex, Inc.	10,754	1,240,259
Paycom Software, Inc.	6,325	1,639,883
Paycor HCM, Inc.†	2,540	57,988
Pegasystems, Inc.	729	31,646
Playtika Holding Corp.†	343	3,303
Procore Technologies, Inc.†	2,629	171,726
PTC, Inc.†	2,632	372,902
RingCentral, Inc., Class A†	1,483	43,941
ROBLOX Corp., Class A†	16,032	464,287
Samsara, Inc., Class A†	5,800	146,218
SentinelOne, Inc., Class A†	536	9,037
Smartsheet, Inc., Class A†	2,180	88,203
Snowflake, Inc., Class A†	4,832	738,185
Splunk, Inc.†	2,655	388,294
Take-Two Interactive Software, Inc.†	500	70,195
Security Description	Shares or Principal Amount	Value

Software (continued)
Tanium Class B†(1)(2)	1,910	$ 8,423
Teradata Corp.†	1,746	78,605
Twilio, Inc., Class A†	486	28,446
Tyler Technologies, Inc.†	1,251	483,061
UiPath, Inc., Class A†	5,007	85,670
Unity Software, Inc.†	1,968	61,776
Veeva Systems, Inc., Class A†	13,961	2,840,365
Workday, Inc., Class A†	7,020	1,508,247
Workiva, Inc.†	650	65,871
ZoomInfo Technologies, Inc.†	24,006	393,698
		22,431,026
Telecommunications — 0.2%
Iridium Communications, Inc.	2,028	92,254
Motorola Solutions, Inc.	550	149,732
Ubiquiti, Inc.	61	8,863
		250,849
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	1,557	134,105
Expeditors International of Washington, Inc.	907	103,969
JB Hunt Transport Services, Inc.	602	113,489
Landstar System, Inc.	920	162,785
Old Dominion Freight Line, Inc.	3,212	1,314,158
Saia, Inc.†	51	20,331
		1,848,837
Total Common Stocks (cost $136,046,477)		138,599,719
CONVERTIBLE PREFERRED STOCKS — 0.6%
Computer Data Security — 0.1%
Snyk, Ltd. Series F†(1)(2)	7,164	72,786
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,133
E-Commerce/Services — 0.1%
Rappi, Inc. Series E†(1)(2)	1,959	72,013
Enterprise Software / Services — 0.0%
Socure, Inc. Series A†(1)(2)	1,118	6,138
Socure, Inc. Series A1†(1)(2)	918	5,040
Socure, Inc. Series B†(1)(2)	17	93
Socure, Inc. Series E†(1)(2)	2,127	11,677
		22,948
Internet — 0.0%
DataRobot, Inc. Series G†(1)(2)	2,952	11,247
Software — 0.4%
Databricks, Inc. Series F†(1)(2)	5,040	370,440
Databricks, Inc. Series G†(1)(2)	486	35,721

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Software (continued)
Databricks, Inc. Series H†(1)(2)	1,092	$ 80,262
Tanium, Inc. Series G†(1)(2)	32,619	143,850
		630,273
Total Convertible Preferred Stocks (cost $713,654)		811,400
UNAFFILIATED INVESTMENT COMPANIES — 2.9%
iShares Russell Midcap Growth Index Fund	37,792	3,452,299
Vanguard Mid-Cap Growth ETF	4,146	807,517
Total Unaffiliated Investment Companies (cost $4,367,179)		4,259,816
Total Long-Term Investment Securities (cost $141,127,310)		143,670,935
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%(3)	74,809	74,809
T. Rowe Price Government Reserve Fund 5.40%(3)	142	142
		74,951
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(4)	$ 45,000	44,980
Total Short-Term Investments (cost $119,931)		119,931
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 09/29/2023, to be repurchased 10/02/2023 in the amount of $182,409 and collateralized by $201,000 of United States Treasury Notes, bearing interest at 1.63% due 05/15/2026 and having an approximate value of $186,097	182,385	182,385
Bank of America Securities LLC Joint Repurchase Agreement(5)	170,000	170,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	195,000	195,000
BNP Paribas SA Joint Repurchase Agreement(5)	185,000	185,000
Deutsche Bank AG Joint Repurchase Agreement(5)	170,000	170,000
Security Description	Shares or Principal Amount	Value

RBS Securities, Inc. Joint Repurchase Agreement(5)	$170,000	$ 170,000
Total Repurchase Agreements (cost $1,072,385)		1,072,385
TOTAL INVESTMENTS (cost $142,319,626)(6)	100.0%	144,863,251
Other assets less liabilities	(0.0)	(54,613)
NET ASSETS	100.0%	$144,808,638
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,563
	11/04/2021	26	44,324
		41	69,887	$ 43,733	$1,066.66	0.0%
Databricks, Inc.
	07/24/2020	1,404	22,481
	08/28/2020	663	10,608
		2,067	33,089	151,924	73.50	0.1
Magic Leap, Inc., Class A	12/28/2015	9	114,566	99	11.04	0.0
Snyk, Ltd.	06/25/2021	4,274	61,309	43,424	10.16	0.0
Socure, Inc.	12/22/2021	920	14,783	5,051	5.49	0.0
Tanium Class B	09/24/2020	1,910	21,765	8,423	4.41	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,133	1,066.66	0.0
Databricks, Inc. Series F	10/22/2019	5,040	72,153	370,440	73.50	0.3
Databricks, Inc. Series G	02/01/2021	486	28,734	35,721	73.50	0.0
Databricks, Inc. Series H	08/31/2021	1,092	80,245	80,262	73.50	0.0
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	11,247	3.81	0.0
Rappi, Inc. Series E	09/08/2020	1,959	117,042	72,013	36.76	0.1
Snyk, Ltd. Series F	08/26/2015	7,164	102,205	72,786	10.16	0.1
Socure, Inc. Series A	12/22/2021	1,118	17,965	6,138	5.49	0.0
Socure, Inc. Series A1	12/22/2021	918	14,751	5,040	5.49	0.0
Socure, Inc. Series B	12/22/2021	17	273	93	5.49	0.0

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Socure, Inc. Series E	10/27/2021	2,127	$34,178	$ 11,677	$ 5.49	0.0%
Tanium, Inc. Series G	08/26/2015	32,619	161,930	143,850	4.41	0.1
				$1,064,054		0.7%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of September 30, 2023.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	December 2023	$260,485	$252,040	$(8,445)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$ —	$ —	$ 43,424	$ 43,424
Computer Graphics	—	—	43,733	43,733
Enterprise Software / Services	—	—	5,051	5,051
Software	22,270,580	—	160,446	22,431,026
Other Industries	116,076,485	—	—	116,076,485
Convertible Preferred Stocks	—	—	811,400	811,400
Unaffiliated Investment Companies	4,259,816	—	—	4,259,816
Short-Term Investments:
U.S. Government	—	44,980	—	44,980
Other Short-Term Investments	74,951	—	—	74,951
Repurchase Agreements	—	1,072,385	—	1,072,385
Total Investments at Value	$142,681,832	$1,117,365	$1,064,054	$144,863,251
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 8,445	$ —	$ —	$ 8,445
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of March 31, 2023	$ 981,923	$ 737,377	$ 0
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	651,329	—	—
Realized Loss	—	(68,787)	—
Change in unrealized appreciation (1)	49,014	160,629	—
Change in unrealized depreciation (1)	(613,094)	(17,819)	—
Net Purchases	—	—	—
Net Sales	(816,518)	(0)	(0)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of September 30, 2023	$ 252,654	$ 811,400	$—
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2023 includes:
Common Stocks	Convertible Preferred Securities	Warrants
$41,511	$74,024	$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2023.
Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
REITS	7.3%
Electric	6.6
Insurance	6.3
Banks	4.2
Oil & Gas	3.5
Commercial Services	3.5
Diversified Financial Services	3.3
Computers	3.3
Healthcare-Products	2.9
Healthcare-Services	2.9
Building Materials	2.8
Food	2.8
Retail	2.7
Semiconductors	2.6
Oil & Gas Services	2.6
Chemicals	2.5
Packaging & Containers	2.2
Machinery-Diversified	2.1
Electronics	2.0
Software	1.9
Aerospace/Defense	1.9
Miscellaneous Manufacturing	1.9
Media	1.8
Transportation	1.8
Auto Manufacturers	1.5
Telecommunications	1.4
Hand/Machine Tools	1.4
Pharmaceuticals	1.4
Short-Term Investments	1.2
Biotechnology	1.2
Apparel	1.2
Airlines	1.0
Beverages	0.9
Home Builders	0.9
Pipelines	0.9
Mining	0.8
Unaffiliated Investment Companies	0.8
Distribution/Wholesale	0.8
Internet	0.7
Environmental Control	0.7
Auto Parts & Equipment	0.6
Entertainment	0.6
Food Service	0.5
Leisure Time	0.5
Household Products/Wares	0.5
Lodging	0.5
Office/Business Equipment	0.4
Cosmetics/Personal Care	0.4
Iron/Steel	0.4
Housewares	0.3
Toys/Games/Hobbies	0.3
Agriculture	0.3
Real Estate	0.3
Gas	0.3
Shipbuilding	0.3
Electrical Components & Equipment	0.3
Investment Companies	0.2
Engineering & Construction	0.2
Private Equity	0.2
Water	0.1
Advertising	0.1
Energy-Alternate Sources	0.1
Machinery-Construction & Mining	0.1
Home Furnishings	0.1
Repurchase Agreements	0.1

Metal Fabricate/Hardware	0.1%
Forest Products & Paper	0.1
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	3,252	$ 93,202
Omnicom Group, Inc.	1,664	123,935
		217,137
Aerospace/Defense — 1.9%
Curtiss-Wright Corp.	322	62,993
HEICO Corp.	38	6,153
HEICO Corp., Class A	67	8,658
Hexcel Corp.	711	46,314
Howmet Aerospace, Inc.	17,571	812,659
L3Harris Technologies, Inc.	5,379	936,591
Mercury Systems, Inc.†	418	15,504
Rolls-Royce Holdings PLC†	271,802	732,561
Spirit AeroSystems Holdings, Inc., Class A	32,092	517,965
TransDigm Group, Inc.†	368	310,272
		3,449,670
Agriculture — 0.3%
Bunge, Ltd.	4,896	529,992
Darling Ingredients, Inc.†	1,336	69,739
		599,731
Airlines — 1.0%
Alaska Air Group, Inc.†	6,409	237,646
American Airlines Group, Inc.†	3,446	44,143
Delta Air Lines, Inc.	14,473	535,501
Southwest Airlines Co.	30,789	833,458
United Airlines Holdings, Inc.†	2,756	116,579
		1,767,327
Apparel — 1.2%
Capri Holdings, Ltd.†	963	50,663
Carter's, Inc.	310	21,437
Columbia Sportswear Co.	301	22,304
PVH Corp.	5,322	407,186
Ralph Lauren Corp.	7,025	815,532
Skechers USA, Inc., Class A†	9,947	486,906
Tapestry, Inc.	1,863	53,561
Under Armour, Inc., Class A†	1,589	10,885
Under Armour, Inc., Class C†	1,704	10,872
VF Corp.	13,300	235,011
		2,114,357
Auto Manufacturers — 1.5%
Cummins, Inc.	1,196	273,238
General Motors Co.	23,235	766,058
Lucid Group, Inc.†	6,283	35,122
PACCAR, Inc.	17,063	1,450,696
Rivian Automotive, Inc., Class A†	5,592	135,774
		2,660,888
Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	692	40,870
Aptiv PLC†	5,360	528,442
BorgWarner, Inc.	1,967	79,408
Gentex Corp.	1,976	64,299
Lear Corp.	3,166	424,877
Phinia, Inc.	393	10,528
QuantumScape Corp.†	2,481	16,598
		1,165,022
Banks — 4.2%
Bank of New York Mellon Corp.	6,580	280,637
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank OZK	910	$ 33,734
BOK Financial Corp.	239	19,115
Citizens Financial Group, Inc.	3,995	107,066
Columbia Banking System, Inc.	16,433	333,590
Comerica, Inc.	1,110	46,120
Commerce Bancshares, Inc.	964	46,253
Cullen/Frost Bankers, Inc.	499	45,514
East West Bancorp, Inc.	5,895	310,725
Fifth Third Bancorp	45,341	1,148,488
First Citizens BancShares, Inc., Class A	82	113,168
First Hawaiian, Inc.	1,072	19,350
First Horizon Corp.	4,688	51,662
FNB Corp.	3,015	32,532
Huntington Bancshares, Inc.	12,133	126,183
KeyCorp	7,858	84,552
M&T Bank Corp.	5,892	745,043
Northern Trust Corp.	7,690	534,301
NU Holdings, Ltd.†	6,130	44,442
Pinnacle Financial Partners, Inc.	634	42,503
Popular, Inc.	13,237	834,063
Prosperity Bancshares, Inc.	5,775	315,199
Regions Financial Corp.	30,579	525,959
State Street Corp.	5,579	373,570
Synovus Financial Corp.	1,219	33,888
Webster Financial Corp.	17,590	709,053
Western Alliance Bancorp	10,012	460,252
Wintrust Financial Corp.	513	38,732
Zions Bancorp NA	5,758	200,897
		7,656,591
Beverages — 0.9%
Boston Beer Co., Inc., Class A†	6	2,337
Brown-Forman Corp., Class A	85	4,938
Brown-Forman Corp., Class B	319	18,403
Coca-Cola Europacific Partners PLC	7,382	461,227
Constellation Brands, Inc., Class A	3,332	837,432
Molson Coors Beverage Co., Class B	1,474	93,732
Monster Beverage Corp.†	5,818	308,063
		1,726,132
Biotechnology — 1.2%
Alnylam Pharmaceuticals, Inc.†	206	36,483
Biogen, Inc.†	2,195	564,137
BioMarin Pharmaceutical, Inc.†	1,392	123,164
Bio-Rad Laboratories, Inc., Class A†	177	63,446
Certara, Inc.†	642	9,335
Corteva, Inc.	16,940	866,650
Exelixis, Inc.†	709	15,492
Horizon Therapeutics PLC†	219	25,336
Illumina, Inc.†	936	128,494
Incyte Corp.†	407	23,512
Ionis Pharmaceuticals, Inc.†	167	7,575
Karuna Therapeutics, Inc.†	32	5,411
Maravai LifeSciences Holdings, Inc., Class A†	7,558	75,580
Mirati Therapeutics, Inc.†	385	16,771
Roivant Sciences, Ltd.†	158	1,845
Royalty Pharma PLC, Class A	3,132	85,003
United Therapeutics Corp.†	381	86,056
		2,134,290
Building Materials — 2.8%
Armstrong World Industries, Inc.	3,017	217,224
AZEK Co., Inc.†	1,112	33,071
Builders FirstSource, Inc.†	1,074	133,702

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Carrier Global Corp.	7,030	$ 388,056
Eagle Materials, Inc.	101	16,819
Fortune Brands Innovations, Inc.	5,783	359,471
Hayward Holdings, Inc.†	1,119	15,778
Johnson Controls International PLC	11,335	603,135
Lennox International, Inc.	270	101,099
Louisiana-Pacific Corp.	542	29,956
Martin Marietta Materials, Inc.	521	213,860
Masco Corp.	12,457	665,827
MDU Resources Group, Inc.	1,704	33,364
Mohawk Industries, Inc.†	446	38,271
Owens Corning	757	103,263
Summit Materials, Inc., Class A†	15,836	493,133
Trane Technologies PLC	3,348	679,343
Vulcan Materials Co.	5,137	1,037,777
		5,163,149
Chemicals — 2.5%
Albemarle Corp.	988	168,000
Ashland, Inc.	5,336	435,845
Axalta Coating Systems, Ltd.†	12,369	332,726
Celanese Corp.	834	104,684
CF Industries Holdings, Inc.	1,649	141,385
Chemours Co.	1,253	35,147
Dow, Inc.	6,202	319,775
DuPont de Nemours, Inc.	12,463	929,615
Eastman Chemical Co.	8,058	618,210
Element Solutions, Inc.	1,882	36,906
FMC Corp.	3,096	207,339
Huntsman Corp.	1,426	34,794
International Flavors & Fragrances, Inc.	7,431	506,571
LyondellBasell Industries NV, Class A	2,183	206,730
Mosaic Co.	2,791	99,360
NewMarket Corp.	53	24,117
Olin Corp.	1,089	54,428
PPG Industries, Inc.	1,483	192,493
RPM International, Inc.	868	82,295
Valvoline, Inc.	1,030	33,207
Westlake Corp.	273	34,035
		4,597,662
Commercial Services — 3.5%
ADT, Inc.	1,772	10,632
Affirm Holdings, Inc.†	1,834	39,009
Ashtead Group PLC	6,493	396,264
Avis Budget Group, Inc.†	843	151,479
Block, Inc.†	2,873	127,159
Bright Horizons Family Solutions, Inc.†	8,290	675,304
Cintas Corp.	80	38,481
Clarivate PLC†	3,969	26,632
CoStar Group, Inc.†	1,944	149,474
Driven Brands Holdings, Inc.†	524	6,597
Dun & Bradstreet Holdings, Inc.	21,772	217,502
Equifax, Inc.	317	58,068
Euronet Worldwide, Inc.†	200	15,876
FleetCor Technologies, Inc.†	3,926	1,002,465
FTI Consulting, Inc.†	229	40,856
Global Payments, Inc.	13,220	1,525,456
Grand Canyon Education, Inc.†	184	21,506
H&R Block, Inc.	451	19,420
Hertz Global Holdings, Inc.†	1,134	13,892
ManpowerGroup, Inc.	425	31,161
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Mister Car Wash, Inc.†	631	$ 3,477
Morningstar, Inc.	1,760	412,262
Quanta Services, Inc.	3,577	669,149
R1 RCM, Inc.†	1,289	19,425
RB Global, Inc.	360	22,500
Robert Half, Inc.	887	64,999
SEACOR Marine Holdings, Inc.†	14,386	199,678
Service Corp. International	788	45,026
TransUnion	1,629	116,946
U-Haul Holding Co. †	40	2,183
U-Haul Holding Co. (Non-Voting)	521	27,295
United Rentals, Inc.	460	204,502
WEX, Inc.†	195	36,678
WillScot Mobile Mini Holdings Corp.†	1,241	51,613
		6,442,966
Computers — 3.3%
Amdocs, Ltd.	4,557	385,021
CACI International, Inc., Class A†	190	59,647
Check Point Software Technologies, Ltd.†	1,907	254,165
Cognizant Technology Solutions Corp., Class A	4,286	290,334
Crane NXT Co.	406	22,561
DXC Technology Co.†	1,773	36,931
Genpact, Ltd.	1,135	41,087
Hewlett Packard Enterprise Co.	10,912	189,541
HP, Inc.	5,803	149,137
KBR, Inc.	14,020	826,339
Kyndryl Holdings, Inc.†	1,915	28,916
Leidos Holdings, Inc.	8,500	783,360
Lumentum Holdings, Inc.†	576	26,024
NCR Corp.†	1,076	29,020
NetApp, Inc.	1,070	81,192
Pure Storage, Inc., Class A†	14,085	501,708
Science Applications International Corp.	453	47,810
Seagate Technology Holdings PLC	4,175	275,341
Western Digital Corp.†	44,549	2,032,771
		6,060,905
Cosmetics/Personal Care — 0.4%
Coty, Inc., Class A†	3,038	33,327
Kenvue, Inc.	36,138	725,651
Olaplex Holdings, Inc.†	1,099	2,143
		761,121
Distribution/Wholesale — 0.8%
Core & Main, Inc., Class A†	910	26,253
Fastenal Co.	1,209	66,060
Ferguson PLC	1,647	270,882
LKQ Corp.	17,470	864,940
SiteOne Landscape Supply, Inc.†	254	41,516
Watsco, Inc.	210	79,321
WESCO International, Inc.	373	53,645
		1,402,617
Diversified Financial Services — 3.3%
Affiliated Managers Group, Inc.	301	39,232
Air Lease Corp.	872	34,366
Ally Financial, Inc.	2,282	60,884
Apollo Global Management, Inc.	7,969	715,297
Blue Owl Capital, Inc.	3,207	41,563
Cboe Global Markets, Inc.	3,318	518,305
Coinbase Global, Inc., Class A†	1,406	105,563
Credit Acceptance Corp.†	54	24,846
Discover Financial Services	2,105	182,356

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Evercore, Inc., Class A	3,829	$ 527,943
Franklin Resources, Inc.	2,400	58,992
Houlihan Lokey, Inc.	395	42,312
Interactive Brokers Group, Inc., Class A	852	73,749
Invesco, Ltd.	17,130	248,728
Janus Henderson Group PLC	1,129	29,151
Jefferies Financial Group, Inc.	1,604	58,755
Lazard, Ltd., Class A	923	28,622
Nasdaq, Inc.	2,881	139,988
OneMain Holdings, Inc.	13,102	525,259
Raymond James Financial, Inc.	8,191	822,622
Rocket Cos., Inc., Class A†	677	5,538
SEI Investments Co.	858	51,677
SLM Corp.	28,819	392,515
SoFi Technologies, Inc.†	7,736	61,811
Stifel Financial Corp.	866	53,207
Synchrony Financial	3,512	107,362
T. Rowe Price Group, Inc.	1,861	195,163
TPG, Inc.	8,751	263,580
Tradeweb Markets, Inc., Class A	632	50,686
UWM Holdings Corp.	502	2,435
Virtu Financial, Inc., Class A	753	13,004
Voya Financial, Inc.	8,514	565,755
Western Union Co.	2,691	35,467
XP, Inc., Class A	2,569	59,215
		6,135,948
Electric — 6.6%
AES Corp.	27,176	413,075
Alliant Energy Corp.	2,119	102,665
Ameren Corp.	12,205	913,300
Avangrid, Inc.	599	18,072
Brookfield Renewable Corp., Class A	1,123	26,885
CenterPoint Energy, Inc.	39,084	1,049,405
Clearway Energy, Inc., Class A	292	5,817
Clearway Energy, Inc., Class C	691	14,622
CMS Energy Corp.	10,942	581,130
Consolidated Edison, Inc.	2,928	250,432
Constellation Energy Corp.	8,511	928,380
DTE Energy Co.	1,738	172,549
Edison International	8,662	548,218
Entergy Corp.	1,786	165,205
Evergy, Inc.	12,284	622,799
Eversource Energy	8,477	492,937
FirstEnergy Corp.	35,972	1,229,523
Hawaiian Electric Industries, Inc.	924	11,374
IDACORP, Inc.	426	39,895
NRG Energy, Inc.	1,946	74,960
OGE Energy Corp.	1,686	56,194
PG&E Corp.†	116,665	1,881,806
Pinnacle West Capital Corp.	7,410	545,969
PPL Corp.	6,227	146,708
Public Service Enterprise Group, Inc.	13,821	786,553
Sempra	6,837	465,121
Vistra Corp.	2,205	73,162
WEC Energy Group, Inc.	2,663	214,505
Xcel Energy, Inc.	4,649	266,016
		12,097,277
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	263	44,792
AMETEK, Inc.	1,941	286,802
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Generac Holdings, Inc.†	513	$ 55,896
Littelfuse, Inc.	204	50,453
Universal Display Corp.	216	33,910
		471,853
Electronics — 2.0%
Agilent Technologies, Inc.	3,206	358,495
Allegion PLC	56	5,835
Amphenol Corp., Class A	2,445	205,356
Arrow Electronics, Inc.†	483	60,491
Avnet, Inc.	766	36,914
Coherent Corp.†	1,005	32,803
Flex, Ltd.†	22,878	617,249
Fortive Corp.	2,984	221,293
Garmin, Ltd.	1,296	136,339
Hubbell, Inc.	246	77,099
Jabil, Inc.	400	50,756
Keysight Technologies, Inc.†	1,114	147,393
National Instruments Corp.	241	14,368
nVent Electric PLC	1,387	73,497
Sensata Technologies Holding PLC	10,410	393,706
TD SYNNEX Corp.	350	34,951
TE Connectivity, Ltd.	7,331	905,598
Trimble, Inc.†	2,078	111,921
Vontier Corp.	869	26,870
Woodward, Inc.	499	62,006
		3,572,940
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	898	145,108
Plug Power, Inc.†	4,434	33,698
Sunrun, Inc.†	1,779	22,344
		201,150
Engineering & Construction — 0.2%
AECOM	1,104	91,676
EMCOR Group, Inc.	259	54,491
Jacobs Solutions, Inc.	1,061	144,827
MasTec, Inc.†	524	37,712
TopBuild Corp.†	250	62,900
		391,606
Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A†	496	3,963
Caesars Entertainment, Inc.†	1,025	47,509
International Game Technology PLC	14,398	436,547
Liberty Media Corp.-Liberty Live, Class A†	165	5,267
Liberty Media Corp.-Liberty Live, Class C†	394	12,647
Live Nation Entertainment, Inc.†	1,022	84,867
Madison Square Garden Entertainment Corp.†	5,813	191,306
Madison Square Garden Sports Corp.	157	27,679
Marriott Vacations Worldwide Corp.	308	30,994
Penn Entertainment, Inc.†	1,292	29,651
Sphere Entertainment Co.†	4,928	183,125
Vail Resorts, Inc.	291	64,570
		1,118,125
Environmental Control — 0.7%
Clean Harbors, Inc.†	427	71,463
GFL Environmental, Inc.	10,561	335,417
Pentair PLC	1,384	89,614
Republic Services, Inc.	4,393	626,046

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
Stericycle, Inc.†	776	$ 34,695
Tetra Tech, Inc.	366	55,643
		1,212,878
Food — 2.8%
Albertsons Cos., Inc., Class A	20,741	471,858
Campbell Soup Co.	1,613	66,262
Conagra Brands, Inc.	4,013	110,036
Flowers Foods, Inc.	34,221	759,022
Grocery Outlet Holding Corp.†	800	23,080
Hormel Foods Corp.	2,442	92,869
Ingredion, Inc.	6,540	643,536
J.M. Smucker Co.	3,326	408,799
Kellanova	2,192	130,446
Kroger Co.	5,506	246,393
Lamb Weston Holdings, Inc.	69	6,380
McCormick & Co., Inc.	2,120	160,357
Performance Food Group Co.†	685	40,319
Pilgrim's Pride Corp.†	346	7,899
Post Holdings, Inc.†	451	38,669
Seaboard Corp.	2	7,506
Sysco Corp.	8,879	586,458
Tyson Foods, Inc., Class A	16,618	839,043
US Foods Holding Corp.†	11,460	454,962
		5,093,894
Food Service — 0.5%
Aramark	14,882	516,406
Compass Group PLC	19,916	485,990
		1,002,396
Forest Products & Paper — 0.1%
International Paper Co.	2,921	103,608
Gas — 0.3%
Atmos Energy Corp.	3,485	369,166
National Fuel Gas Co.	749	38,881
NiSource, Inc.	3,487	86,059
UGI Corp.	1,762	40,526
		534,632
Hand/Machine Tools — 1.4%
Lincoln Electric Holdings, Inc.	31	5,635
MSA Safety, Inc.	258	40,674
Regal Rexnord Corp.	4,326	618,099
Snap-on, Inc.	439	111,971
Stanley Black & Decker, Inc.	21,731	1,816,277
		2,592,656
Healthcare-Products — 2.9%
Avantor, Inc.†	5,691	119,966
Azenta, Inc.†	542	27,203
Baxter International, Inc.	23,932	903,194
Bio-Techne Corp.	75	5,105
Cooper Cos., Inc.	410	130,384
DENTSPLY SIRONA, Inc.	15,161	517,900
Enovis Corp.†	442	23,307
Envista Holdings Corp.†	1,381	38,502
Exact Sciences Corp.†	983	67,060
Globus Medical, Inc., Class A†	716	35,549
Hologic, Inc.†	2,050	142,270
ICU Medical, Inc.†	170	20,232
Integra LifeSciences Holdings Corp.†	602	22,990
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Koninklijke Philips NV†	19,473	$ 390,469
QIAGEN NV†	1,918	77,679
QuidelOrtho Corp.†	450	32,868
Repligen Corp.†	261	41,502
Revvity, Inc.	3,620	400,734
STERIS PLC	2,661	583,877
Tandem Diabetes Care, Inc.†	470	9,762
Teleflex, Inc.	3,308	649,724
Zimmer Biomet Holdings, Inc.	9,578	1,074,843
		5,315,120
Healthcare-Services — 2.9%
Acadia Healthcare Co., Inc.†	756	53,154
agilon health, Inc.†	8,065	143,234
Amedisys, Inc.†	270	25,218
Catalent, Inc.†	12,117	551,687
Centene Corp.†	6,178	425,541
Charles River Laboratories International, Inc.†	4,120	807,438
Chemed Corp.	35	18,190
Encompass Health Corp.	776	52,116
Fortrea Holdings, Inc.†	746	21,328
Ginkgo Bioworks Holdings, Inc.†	11,768	21,300
ICON PLC†	2,264	557,510
IQVIA Holdings, Inc.†	114	22,429
Laboratory Corp. of America Holdings	2,362	474,880
Molina Healthcare, Inc.†	222	72,792
Quest Diagnostics, Inc.	945	115,158
Select Medical Holdings Corp.	48,304	1,220,642
Sotera Health Co.†	247	3,700
Teladoc Health, Inc.†	1,374	25,543
Tenet Healthcare Corp.†	851	56,072
Universal Health Services, Inc., Class B	4,791	602,372
		5,270,304
Home Builders — 0.9%
D.R. Horton, Inc.	2,626	282,216
Lennar Corp., Class A	2,099	235,571
Lennar Corp., Class B	113	11,552
NVR, Inc.†	23	137,156
PulteGroup, Inc.	1,839	136,178
Thor Industries, Inc.	432	41,096
Toll Brothers, Inc.	11,389	842,330
		1,686,099
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	499	39,551
Leggett & Platt, Inc.	1,117	28,383
Tempur Sealy International, Inc.	1,121	48,584
Whirlpool Corp.	451	60,299
		176,817
Household Products/Wares — 0.5%
Avery Dennison Corp.	2,818	514,764
Church & Dwight Co., Inc.	214	19,609
Henkel AG & Co. KGaA (Preference Shares)	3,851	274,661
Reynolds Consumer Products, Inc.	458	11,738
Spectrum Brands Holdings, Inc.	339	26,561
		847,333
Housewares — 0.3%
Newell Brands, Inc.	32,577	294,170
Scotts Miracle-Gro Co.	6,232	322,070
		616,240

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance — 6.3%
Aflac, Inc.	5,079	$ 389,813
Allstate Corp.	6,113	681,049
American Financial Group, Inc.	614	68,565
Arch Capital Group, Ltd.†	2,592	206,608
Arthur J. Gallagher & Co.	5,511	1,256,122
Assurant, Inc.	8,201	1,177,500
Assured Guaranty, Ltd.	479	28,989
Axis Capital Holdings, Ltd.	655	36,922
Brighthouse Financial, Inc.†	505	24,715
Brown & Brown, Inc.	1,220	85,205
Cincinnati Financial Corp.	4,067	416,014
CNA Financial Corp.	219	8,618
Corebridge Financial, Inc.	1,247	24,628
Equitable Holdings, Inc.	21,843	620,123
Everest Group, Ltd.	1,636	608,052
Fidelity National Financial, Inc.	2,188	90,364
First American Financial Corp.	845	47,734
Globe Life, Inc.	741	80,569
Hanover Insurance Group, Inc.	3,681	408,517
Hartford Financial Services Group, Inc.	19,221	1,362,961
Jackson Financial, Inc., Class A	19,539	746,781
Kemper Corp.	12,956	544,541
Lincoln National Corp.	1,292	31,900
Loews Corp.	1,559	98,700
Markel Group, Inc.†	111	163,446
MGIC Investment Corp.	2,400	40,056
Old Republic International Corp.	2,265	61,019
Primerica, Inc.	107	20,759
Principal Financial Group, Inc.	2,039	146,951
Prudential Financial, Inc.	3,097	293,874
Reinsurance Group of America, Inc.	561	81,452
RenaissanceRe Holdings, Ltd.	3,562	704,991
RLI Corp.	264	35,875
Unum Group	1,657	81,508
W.R. Berkley Corp.	1,708	108,441
White Mountains Insurance Group, Ltd.	21	31,410
Willis Towers Watson PLC	3,365	703,150
		11,517,922
Internet — 0.7%
CDW Corp.	66	13,316
DoorDash, Inc., Class A†	552	43,867
eBay, Inc.	4,230	186,501
Etsy, Inc.†	454	29,319
Expedia Group, Inc.†	325	33,498
F5, Inc.†	508	81,859
Gen Digital, Inc.	3,943	69,712
GoDaddy, Inc., Class A†	512	38,134
IAC, Inc.†	625	31,494
Match Group, Inc.†	233	9,128
Okta, Inc.†	1,186	96,671
Open Lending Corp.†	31,443	230,163
Robinhood Markets, Inc., Class A†	5,598	54,916
Roku, Inc.†	910	64,237
TripAdvisor, Inc.†	936	15,519
VeriSign, Inc.†	723	146,429
Wayfair, Inc., Class A†	451	27,317
Zillow Group, Inc., Class A†	466	20,872
Zillow Group, Inc., Class C†	1,303	60,147
		1,253,099
Security Description	Shares or Principal Amount	Value

Investment Companies — 0.2%
Main Street Capital Corp.	9,968	$ 405,000
Iron/Steel — 0.4%
Cleveland-Cliffs, Inc.†	4,286	66,990
Nucor Corp.	2,124	332,088
Reliance Steel & Aluminum Co.	493	129,279
Steel Dynamics, Inc.	1,355	145,283
United States Steel Corp.	1,868	60,673
		734,313
Leisure Time — 0.5%
Brunswick Corp.	7,161	565,719
Carnival Corp.†	8,384	115,029
Harley-Davidson, Inc.	1,105	36,531
Norwegian Cruise Line Holdings, Ltd.†	2,706	44,595
Planet Fitness, Inc., Class A†	376	18,492
Polaris, Inc.	415	43,218
Royal Caribbean Cruises, Ltd.†	1,380	127,153
		950,737
Lodging — 0.5%
Boyd Gaming Corp.	620	37,715
Hilton Worldwide Holdings, Inc.	1,176	176,612
Hyatt Hotels Corp., Class A	3,638	385,919
MGM Resorts International	2,468	90,724
Travel & Leisure Co.	332	12,194
Wyndham Hotels & Resorts, Inc.	659	45,827
Wynn Resorts, Ltd.	823	76,053
		825,044
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	638	47,837
Oshkosh Corp.	550	52,487
Vertiv Holdings Co.	2,684	99,845
		200,169
Machinery-Diversified — 2.1%
AGCO Corp.	528	62,452
CNH Industrial NV	8,244	99,752
Cognex Corp.	1,457	61,835
Crane Co.	405	35,980
Dover Corp.	1,177	164,203
Esab Corp.	7,231	507,761
Flowserve Corp.	1,103	43,866
Gates Industrial Corp. PLC†	892	10,356
Graco, Inc.	833	60,709
IDEX Corp.	586	121,900
Ingersoll Rand, Inc.	11,686	744,632
Middleby Corp.†	4,416	565,248
Nordson Corp.	482	107,568
Otis Worldwide Corp.	3,282	263,578
Westinghouse Air Brake Technologies Corp.	8,122	863,125
Xylem, Inc.	1,763	160,486
		3,873,451
Media — 1.8%
Cable One, Inc.	44	27,088
DISH Network Corp., Class A†	17,848	104,589
Fox Corp., Class A	2,236	69,763
Fox Corp., Class B	1,133	32,721
Liberty Broadband Corp., Class A†	110	10,000
Liberty Broadband Corp., Class C†	4,881	445,733
Liberty Media Corp.-Liberty Formula One, Class A†	201	11,365
Liberty Media Corp.-Liberty Formula One, Class C†	1,636	101,923

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp.-Liberty SiriusXM†	1,295	$ 32,971
Liberty Media Corp.-Liberty SiriusXM, Class A†	626	15,932
New York Times Co., Class A	1,362	56,114
News Corp., Class A	65,910	1,322,155
News Corp., Class B	7,325	152,873
Nexstar Media Group, Inc.	190	27,240
Paramount Global, Class A	77	1,216
Paramount Global, Class B	22,457	289,695
Scholastic Corp.	10,065	383,879
Sirius XM Holdings, Inc.	5,433	24,557
Warner Bros. Discovery, Inc.†	18,590	201,887
		3,311,701
Metal Fabricate/Hardware — 0.1%
RBC Bearings, Inc.†	238	55,723
Timken Co.	527	38,729
Valmont Industries, Inc.	163	39,154
		133,606
Mining — 0.8%
Alcoa Corp.	1,499	43,561
Cameco Corp.	13,511	535,576
Franco-Nevada Corp.	3,752	500,902
Freeport-McMoRan, Inc.	7,117	265,393
MP Materials Corp.†	877	16,751
Royal Gold, Inc.	553	58,800
SSR Mining, Inc.	1,739	23,111
		1,444,094
Miscellaneous Manufacturing — 1.9%
A.O. Smith Corp.	924	61,104
Alstom SA	16,709	399,242
Carlisle Cos., Inc.	419	108,630
Donaldson Co., Inc.	597	35,605
Eaton Corp. PLC	3,048	650,077
ITT, Inc.	5,283	517,259
Parker-Hannifin Corp.	1,078	419,903
Teledyne Technologies, Inc.†	393	160,572
Textron, Inc.	14,022	1,095,679
		3,448,071
Office/Business Equipment — 0.4%
Zebra Technologies Corp., Class A†	3,282	776,291
Oil & Gas — 3.5%
Antero Resources Corp.†	2,385	60,531
APA Corp.	298	12,248
Chesapeake Energy Corp.	6,484	559,115
Coterra Energy, Inc.	6,298	170,361
Devon Energy Corp.	14,896	710,539
Diamondback Energy, Inc.	5,471	847,349
EQT Corp.	3,041	123,404
Hess Corp.	8,828	1,350,684
HF Sinclair Corp.	1,191	67,804
Marathon Oil Corp.	5,243	140,250
Ovintiv, Inc.	1,206	57,370
Phillips 66	3,889	467,263
Pioneer Natural Resources Co.	2,677	614,505
Range Resources Corp.	1,974	63,977
Southwestern Energy Co.†	9,251	59,669
Suncor Energy, Inc.	18,615	639,984
Valero Energy Corp.	3,772	534,530
		6,479,583
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 2.6%
Baker Hughes Co.	22,921	$ 809,570
Expro Group Holdings NV†	18,749	435,539
Halliburton Co.	16,497	668,129
NOV, Inc.	3,308	69,137
TechnipFMC PLC	79,408	1,615,159
Tidewater, Inc.†	15,949	1,133,495
		4,731,029
Packaging & Containers — 2.2%
Amcor PLC	12,483	114,344
AptarGroup, Inc.	552	69,022
Ardagh Group SA†	205	1,604
Ardagh Metal Packaging SA	85	266
Ball Corp.	13,933	693,585
Berry Global Group, Inc.	9,145	566,167
Crown Holdings, Inc.	5,248	464,343
Graphic Packaging Holding Co.	22,726	506,335
Packaging Corp. of America	746	114,548
Sealed Air Corp.	542	17,810
Silgan Holdings, Inc.	704	30,350
Sonoco Products Co.	824	44,785
WestRock Co.	40,324	1,443,599
		4,066,758
Pharmaceuticals — 1.4%
Cardinal Health, Inc.	5,613	487,321
Cencora, Inc.	3,982	716,640
Elanco Animal Health, Inc.†	31,468	353,700
Henry Schein, Inc.†	1,099	81,601
Jazz Pharmaceuticals PLC†	248	32,101
Organon & Co.	15,044	261,164
Perrigo Co. PLC	1,138	36,359
Premier, Inc., Class A	1,000	21,500
Viatris, Inc.	49,360	486,690
		2,477,076
Pipelines — 0.9%
Antero Midstream Corp.	1,904	22,810
DT Midstream, Inc.	818	43,289
ONEOK, Inc.	3,564	226,064
Plains GP Holdings LP, Class A	29,092	468,963
Targa Resources Corp.	6,614	566,952
Williams Cos., Inc.	10,277	346,232
		1,674,310
Private Equity — 0.2%
Carlyle Group, Inc.	1,779	53,655
KKR & Co., Inc.	4,109	253,114
		306,769
Real Estate — 0.3%
CBRE Group, Inc., Class A†	2,614	193,070
Howard Hughes Holdings, Inc.†	284	21,053
Jones Lang LaSalle, Inc.†	2,405	339,538
		553,661
REITS — 7.3%
AGNC Investment Corp.	5,009	47,285
Agree Realty Corp.	775	42,811
Alexandria Real Estate Equities, Inc.	1,447	144,845
American Homes 4 Rent, Class A	2,808	94,602
Americold Realty Trust, Inc.	2,277	69,244
Annaly Capital Management, Inc.	4,164	78,325
Apartment Income REIT Corp.	1,255	38,528

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Apartment Investment & Management Co., Class A†	47,480	$ 322,864
AvalonBay Communities, Inc.	1,196	205,401
Boston Properties, Inc.	1,323	78,692
Brixmor Property Group, Inc.	22,230	461,939
Camden Property Trust	875	82,757
Cousins Properties, Inc.	1,276	25,992
CubeSmart	1,886	71,913
Digital Realty Trust, Inc.	5,033	609,094
Douglas Emmett, Inc.	9,648	123,108
EastGroup Properties, Inc.	370	61,616
EPR Properties	626	26,004
Equity LifeStyle Properties, Inc.	1,008	64,220
Equity Residential	12,417	729,002
Essex Property Trust, Inc.	2,488	527,680
Extra Space Storage, Inc.	6,505	790,878
Federal Realty Investment Trust	682	61,810
First Industrial Realty Trust, Inc.	1,113	52,968
Gaming & Leisure Properties, Inc.	2,122	96,657
Healthcare Realty Trust, Inc.	3,203	48,910
Healthpeak Properties, Inc.	4,615	84,731
Highwoods Properties, Inc.	877	18,075
Host Hotels & Resorts, Inc.	28,269	454,283
Invitation Homes, Inc.	5,156	163,394
Iron Mountain, Inc.	1,234	73,361
Kilroy Realty Corp.	984	31,104
Kimco Realty Corp.	5,104	89,779
Lamar Advertising Co., Class A	168	14,023
Medical Properties Trust, Inc.	5,005	27,277
Mid-America Apartment Communities, Inc.	2,719	349,799
National Storage Affiliates Trust	673	21,361
NNN REIT, Inc.	1,530	54,070
Omega Healthcare Investors, Inc.	1,975	65,491
Park Hotels & Resorts, Inc.	1,801	22,188
Rayonier, Inc.	17,284	491,903
Realty Income Corp.	5,685	283,909
Regency Centers Corp.	10,500	624,120
Rexford Industrial Realty, Inc.	15,926	785,948
Rithm Capital Corp.	4,062	37,736
SBA Communications Corp.	814	162,938
Simon Property Group, Inc.	3,672	396,686
Spirit Realty Capital, Inc.	8,370	280,646
STAG Industrial, Inc.	9,485	327,327
Starwood Property Trust, Inc.	2,485	48,085
Sun Communities, Inc.	5,121	606,019
UDR, Inc.	2,613	93,206
Ventas, Inc.	3,371	142,020
VICI Properties, Inc.	29,287	852,252
Vornado Realty Trust	17,092	387,647
Welltower, Inc.	4,193	343,491
Weyerhaeuser Co.	19,624	601,672
WP Carey, Inc.	8,563	463,087
		13,354,773
Retail — 2.7%
Advance Auto Parts, Inc.	7,908	442,294
AutoNation, Inc.†	248	37,547
Bath & Body Works, Inc.	19,599	662,446
Best Buy Co., Inc.	7,756	538,809
BJ's Wholesale Club Holdings, Inc.†	734	52,386
Burlington Stores, Inc.†	2,824	382,087
CarMax, Inc.†	1,258	88,978
Casey's General Stores, Inc.	269	73,039
Security Description	Shares or Principal Amount	Value

Retail (continued)
Cava Group, Inc.†	31	$ 950
Darden Restaurants, Inc.	543	77,768
Dick's Sporting Goods, Inc.	469	50,924
Dollar General Corp.	7,393	782,179
Dollar Tree, Inc.†	1,760	187,352
Freshpet, Inc.†	279	18,381
GameStop Corp., Class A†	2,258	37,167
Gap, Inc.	1,639	17,423
Genuine Parts Co.	1,183	170,802
Kohl's Corp.	932	19,535
Lithia Motors, Inc.	228	67,335
Macy's, Inc.	2,281	26,482
MSC Industrial Direct Co., Inc., Class A	387	37,984
Murphy USA, Inc.	9	3,076
Nordstrom, Inc.	962	14,372
Ollie's Bargain Outlet Holdings, Inc.†	353	27,245
Penske Automotive Group, Inc.	169	28,233
Petco Health & Wellness Co., Inc.†	691	2,826
RH †	122	32,252
Ross Stores, Inc.	3,773	426,160
Victoria's Secret & Co.†	360	6,005
Walgreens Boots Alliance, Inc.	6,044	134,419
Wendy's Co.	23,515	479,941
Williams-Sonoma, Inc.	468	72,727
Yum! Brands, Inc.	289	36,108
		5,035,232
Savings & Loans — 0.0%
New York Community Bancorp, Inc.	6,005	68,097
TFS Financial Corp.	422	4,988
		73,085
Semiconductors — 2.6%
Cirrus Logic, Inc.†	465	34,391
Entegris, Inc.	1,194	112,129
GlobalFoundries, Inc.†	661	38,464
IPG Photonics Corp.†	253	25,690
Marvell Technology, Inc.	29,070	1,573,559
Microchip Technology, Inc.	1,303	101,699
MKS Instruments, Inc.	13,540	1,171,752
NXP Semiconductors NV	3,222	644,142
ON Semiconductor Corp.†	9,434	876,890
Qorvo, Inc.†	826	78,858
Skyworks Solutions, Inc.	1,341	132,209
Teradyne, Inc.	220	22,101
Wolfspeed, Inc.†	1,046	39,853
		4,851,737
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	2,572	526,180
Software — 1.9%
Akamai Technologies, Inc.†	1,298	138,289
ANSYS, Inc.†	128	38,086
AppLovin Corp., Class A†	1,316	52,587
Aspen Technology, Inc.†	235	48,001
Bentley Systems, Inc., Class B	118	5,919
Bill.com Holdings, Inc.†	865	93,913
Broadridge Financial Solutions, Inc.	162	29,006
CCC Intelligent Solutions Holdings, Inc.†	1,696	22,642
Ceridian HCM Holding, Inc.†	1,137	77,145
Concentrix Corp.	370	29,641
Doximity, Inc., Class A†	570	12,095
Dropbox, Inc., Class A†	242	6,590

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Electronic Arts, Inc.	5,132	$ 617,893
Fidelity National Information Services, Inc.	4,995	276,074
Guidewire Software, Inc.†	688	61,920
HashiCorp, Inc., Class A†	259	5,913
Informatica, Inc., Class A†	330	6,953
Jack Henry & Associates, Inc.	419	63,328
MSCI, Inc.	324	166,238
nCino, Inc.†	536	17,045
Nutanix, Inc., Class A†	1,466	51,134
Paycor HCM, Inc.†	253	5,776
Playtika Holding Corp.†	30	289
PTC, Inc.†	461	65,314
SentinelOne, Inc., Class A†	1,680	28,325
SS&C Technologies Holdings, Inc.	11,981	629,482
Take-Two Interactive Software, Inc.†	1,391	195,282
Twilio, Inc., Class A†	1,192	69,768
Tyler Technologies, Inc.†	86	33,208
UiPath, Inc., Class A†	738	12,627
Unity Software, Inc.†	1,469	46,112
Verint Systems, Inc.†	4,740	108,973
Verra Mobility Corp.†	16,200	302,940
Zoom Video Communications, Inc., Class A†	2,117	148,063
ZoomInfo Technologies, Inc.†	1,271	20,844
		3,487,415
Telecommunications — 1.4%
Arista Networks, Inc.†	1,985	365,101
Ciena Corp.†	1,251	59,122
Corning, Inc.	50,848	1,549,339
ESC GCI Liberty, Inc.†(1)	1,285	0
Frontier Communications Parent, Inc.†	2,064	32,302
Iridium Communications, Inc.	67	3,048
Juniper Networks, Inc.	2,684	74,588
Motorola Solutions, Inc.	1,981	539,307
Ubiquiti, Inc.	5	726
Viasat, Inc.†	986	18,202
		2,641,735
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	1,102	72,886
Mattel, Inc.†	24,488	539,471
		612,357
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	214	18,432
Expeditors International of Washington, Inc.	1,110	127,239
GXO Logistics, Inc.†	987	57,888
JB Hunt Transport Services, Inc.	4,815	907,724
Kirby Corp.†	502	41,566
Knight-Swift Transportation Holdings, Inc.	6,768	339,415
Landstar System, Inc.	62	10,970
Norfolk Southern Corp.	4,836	952,353
Old Dominion Freight Line, Inc.	57	23,321
Ryder System, Inc.	379	40,534
Saia, Inc.†	199	79,331
Schneider National, Inc., Class B	462	12,793
XPO, Inc.†	8,697	649,318
		3,260,884
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	1,644	$ 203,577
Essential Utilities, Inc.	2,047	70,273
		273,850
Total Common Stocks (cost $161,200,776)		179,640,373
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares Russell Mid-Cap Value ETF (cost $1,498,320)	13,765	1,436,240
Total Long-Term Investment Securities (cost $162,699,096)		181,076,613
SHORT-TERM INVESTMENTS — 1.2%
Sovereign — 0.3%
Federal Home Loan Bank
5.20%, 10/02/2023(2)	$ 582,000	582,000
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%(2)	1,446,940	1,446,940
T. Rowe Price Government Reserve Fund 5.40%(2)	156,034	156,034
		1,602,974
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(3)	50,000	49,978
Total Short-Term Investments (cost $2,234,868)		2,234,952
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 09/29/2023, to be repurchased 10/02/2023 in the amount of $175,101 and collateralized by $181,800 of United States Treasury Notes, bearing interest at 3.63% due 05/15/2026 and having an approximate value of $178,586 (cost $175,078)	175,078	175,078
TOTAL INVESTMENTS (cost $165,109,042)(4)	100.1%	183,486,643
Other assets less liabilities	(0.1)	(260,729)
NET ASSETS	100.0%	$183,225,914
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of September 30, 2023.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ETF—Exchange Traded Fund

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	December 2023	$260,485	$252,040	$(8,445)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$ 4,065,154	$ 1,604	$—	$ 4,066,758
Telecommunications	2,641,735	—	0	2,641,735
Other Industries	172,931,880	—	—	172,931,880
Unaffiliated Investment Companies	1,436,240	—	—	1,436,240
Short-Term Investments:
Unaffiliated Investment Companies	1,602,974	—	—	1,602,974
Other Short-Term Investments	—	631,978	—	631,978
Repurchase Agreements	—	175,078	—	175,078
Total Investments at Value	$182,677,983	$808,660	$ 0	$183,486,643
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 8,445	$ —	$—	$ 8,445
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
U.S. Government & Agency Obligations	22.5%
Internet	15.4
Software	13.4
Collateralized Mortgage Obligations	7.7
Biotechnology	4.4
Commercial Services	4.1
Banks	3.6
Other Asset Backed Securities	3.0
Advertising	2.9
Electric	2.3
Auto Manufacturers	2.0
Retail	1.9
Diversified Financial Services	1.8
Oil & Gas	1.6
REITS	1.5
Auto Loan Receivables	1.2
Foreign Government Obligations	1.0
Healthcare-Products	1.0
Repurchase Agreements	0.9
Semiconductors	0.9
Media	0.9
Municipal Securities	0.8
Insurance	0.7
Healthcare-Services	0.6
Pipelines	0.6
Pharmaceuticals	0.6
Computers	0.5
Telecommunications	0.5
Engineering & Construction	0.5
Home Builders	0.5
Chemicals	0.4
Gas	0.4
Building Materials	0.4
Agriculture	0.4
Electronics	0.3
Distribution/Wholesale	0.3
Apparel	0.3
Entertainment	0.3
Transportation	0.3
Oil & Gas Services	0.3
Environmental Control	0.3
Food	0.3
Packaging & Containers	0.2
Home Furnishings	0.2
Home Equity	0.2
Cosmetics/Personal Care	0.2
Auto Parts & Equipment	0.2
Credit Card Receivables	0.2
Lodging	0.2
Savings & Loans	0.2
Purchased Options	0.2
Iron/Steel	0.1
Machinery-Diversified	0.1
Electrical Components & Equipment	0.1
Mining	0.1
Coal	0.1
Aerospace/Defense	0.1
Investment Companies	0.1
Trucking & Leasing	0.1
Metal Fabricate/Hardware	0.1
Miscellaneous Manufacturing	0.1
Hand/Machine Tools	0.1
Office/Business Equipment	0.1
Household Products/Wares	0.1
Machinery-Construction & Mining	0.1
Beverages	0.1

Airlines	0.1%
Leisure Time	0.1
106.8%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 55.8%
Advertising — 2.8%
Trade Desk, Inc., Class A†	19,500	$ 1,523,925
Aerospace/Defense — 0.0%
Joby Aviation, Inc.†	1,848	11,920
Agriculture — 0.1%
Andersons, Inc.	398	20,501
Darling Ingredients, Inc.†	288	15,034
Vital Farms, Inc.†	490	5,674
		41,209
Airlines — 0.1%
Alaska Air Group, Inc.†	228	8,454
SkyWest, Inc.†	693	29,065
		37,519
Apparel — 0.1%
Crocs, Inc.†	626	55,232
Steven Madden, Ltd.	521	16,552
		71,784
Auto Manufacturers — 2.0%
Tesla, Inc.†	4,306	1,077,447
Auto Parts & Equipment — 0.2%
Adient PLC†	1,014	37,214
American Axle & Manufacturing Holdings, Inc.†	4,447	32,285
Lear Corp.	75	10,065
Visteon Corp.†	130	17,949
XPEL, Inc.†	188	14,497
		112,010
Banks — 1.3%
Ameris Bancorp	655	25,145
Bancorp, Inc.†	353	12,179
Bank of N.T. Butterfield & Son, Ltd.	1,092	29,571
Banner Corp.	396	16,782
Business First Bancshares, Inc.	129	2,420
Byline Bancorp, Inc.	801	15,788
Capital City Bank Group, Inc.	385	11,485
Central Pacific Financial Corp.	220	3,670
Coastal Financial Corp.†	143	6,136
Columbia Banking System, Inc.	281	5,704
ConnectOne Bancorp, Inc.	2,367	42,204
Customers Bancorp, Inc.†	1,597	55,017
CVB Financial Corp.	1,238	20,514
Dime Community Bancshares, Inc.	155	3,094
Eastern Bankshares, Inc.	1,606	20,139
Enterprise Financial Services Corp.	567	21,262
Financial Institutions, Inc.	58	976
First BanCorp/Puerto Rico	4,340	58,416
First Bancshares, Inc.	134	3,614
First Citizens BancShares, Inc., Class A	19	26,222
First Commonwealth Financial Corp.	414	5,055
First Financial Corp.	144	4,869
First Merchants Corp.	591	16,442
First Mid Bancshares, Inc.	186	4,940
FNB Corp.	308	3,323
Heritage Commerce Corp.	838	7,098
Mercantile Bank Corp.	54	1,669
Merchants Bancorp	835	23,146
Mid Penn Bancorp, Inc.	55	1,107
MidWestOne Financial Group, Inc.	87	1,769
MVB Financial Corp.	25	565
Security Description	Shares or Principal Amount	Value

Banks (continued)
OFG Bancorp	1,300	$ 38,818
Old National Bancorp	1,763	25,634
Old Second Bancorp, Inc.	1,038	14,127
Pathward Financial, Inc.	638	29,405
Peapack-Gladstone Financial Corp.	237	6,079
Peoples Bancorp, Inc.	88	2,233
Pinnacle Financial Partners, Inc.	190	12,738
Popular, Inc.	769	48,455
Premier Financial Corp.	124	2,115
QCR Holdings, Inc.	361	17,516
South Plains Financial, Inc.	31	820
Southside Bancshares, Inc.	131	3,760
SouthState Corp.	323	21,757
Towne Bank	80	1,834
TriCo Bancshares	396	12,684
Univest Financial Corp.	99	1,721
Veritex Holdings, Inc.	683	12,260
Wintrust Financial Corp.	499	37,674
		739,951
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	24	15,272
Primo Water Corp.	1,813	25,019
		40,291
Biotechnology — 4.2%
2seventy bio, Inc.†	1,276	5,002
ACADIA Pharmaceuticals, Inc.†	1,273	26,529
Allogene Therapeutics, Inc.†	2,150	6,815
Amicus Therapeutics, Inc.†	3,902	47,448
Arrowhead Pharmaceuticals, Inc.†	410	11,017
Atara Biotherapeutics, Inc.†	6,113	9,047
Axsome Therapeutics, Inc.†	533	37,251
Beam Therapeutics, Inc.†	244	5,868
Biohaven, Ltd.†	58	1,509
Bluebird Bio, Inc.†	133	404
Blueprint Medicines Corp.†	218	10,948
Bridgebio Pharma, Inc.†	229	6,039
Dyne Therapeutics, Inc.†	1,337	11,980
Esperion Therapeutics, Inc.†	7,263	7,118
EyePoint Pharmaceuticals, Inc.†	2,674	21,365
Fate Therapeutics, Inc.†	3,755	7,961
Illumina, Inc.†	4,178	573,556
Immunovant, Inc.†	1,536	58,967
Inhibrx, Inc.†	1,366	25,066
Insmed, Inc.†	495	12,499
Intellia Therapeutics, Inc.†	416	13,154
Kymera Therapeutics, Inc.†	646	8,979
MeiraGTx Holdings PLC†	1,549	7,606
NGM Biopharmaceuticals, Inc.†	4,121	4,409
OmniAb, Inc. (Earnout Shares 12.50)†(1)	85	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	85	0
Ovid therapeutics, Inc.†	7,069	27,145
Point Biopharma Global, Inc.†	2,466	16,448
Prothena Corp. PLC†	472	22,774
PTC Therapeutics, Inc.†	399	8,942
Recursion Pharmaceuticals, Inc., Class A†	1,186	9,073
Relay Therapeutics, Inc.†	1,506	12,665
Replimune Group, Inc.†	1,049	17,948
REVOLUTION Medicines, Inc.†	1,429	39,555
Royalty Pharma PLC, Class A	39,980	1,085,057
Sage Therapeutics, Inc.†	506	10,413
Sana Biotechnology, Inc.†	11	43

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
SpringWorks Therapeutics, Inc.†	954	$ 22,056
Sutro Biopharma, Inc.†	113	392
Syndax Pharmaceuticals, Inc.†	1,230	17,860
Travere Therapeutics, Inc.†	1,485	13,276
Twist Bioscience Corp.†	468	9,482
Tyra Biosciences, Inc.†	1,754	24,153
Vericel Corp.†	341	11,430
Viking Therapeutics, Inc.†	1,965	21,753
Xencor, Inc.†	1,858	37,439
		2,328,441
Building Materials — 0.2%
Apogee Enterprises, Inc.	194	9,134
Boise Cascade Co.	226	23,287
Gibraltar Industries, Inc.†	196	13,232
JELD-WEN Holding, Inc.†	365	4,876
Louisiana-Pacific Corp.	141	7,793
Summit Materials, Inc., Class A†	132	4,110
UFP Industries, Inc.	655	67,072
		129,504
Chemicals — 0.3%
AdvanSix, Inc.	303	9,417
Avient Corp.	471	16,636
Cabot Corp.	449	31,102
Ecovyst, Inc.†	271	2,667
H.B. Fuller Co.	312	21,407
Ingevity Corp.†	305	14,521
Livent Corp.†	298	5,486
Minerals Technologies, Inc.	113	6,188
Orion SA	2,258	48,050
Tronox Holdings PLC	1,039	13,964
		169,438
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	144	37,401
Arch Resources, Inc.	129	22,015
CONSOL Energy, Inc.	57	5,980
Peabody Energy Corp.	163	4,236
SunCoke Energy, Inc.	376	3,817
		73,449
Commercial Services — 3.7%
Aaron's Co., Inc.	666	6,973
ABM Industries, Inc.	1,642	65,696
Adyen NV*†	1,186	884,876
AMN Healthcare Services, Inc.†	159	13,544
API Group Corp.†	1,977	51,264
Block, Inc.†	2,376	105,162
Brink's Co.	312	22,664
CBIZ, Inc.†	596	30,932
Cross Country Healthcare, Inc.†	620	15,370
EVERTEC, Inc.	923	34,317
Flywire Corp.†	1,175	37,471
Heidrick & Struggles International, Inc.	425	10,633
Herc Holdings, Inc.	202	24,026
Information Services Group, Inc.	5,459	23,910
John Wiley & Sons, Inc., Class A	347	12,898
Kforce, Inc.	367	21,895
LiveRamp Holdings, Inc.†	1,402	40,434
Medifast, Inc.	296	22,156
PROG Holdings, Inc.†	743	24,675
Progyny, Inc.†	1,518	51,642
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Remitly Global, Inc.†	381	$ 9,609
Repay Holdings Corp.†	2,801	21,259
Riot Platforms, Inc.†	1,732	16,159
Toast, Inc., Class A†	17,897	335,211
TriNet Group, Inc.†	581	67,675
TrueBlue, Inc.†	922	13,526
Upbound Group, Inc.	1,184	34,869
V2X, Inc.†	665	34,354
		2,033,200
Computers — 0.4%
CACI International, Inc., Class A†	129	40,497
Insight Enterprises, Inc.†	20	2,910
Integral Ad Science Holding Corp.†	651	7,740
KBR, Inc.	532	31,356
Qualys, Inc.†	271	41,341
Rapid7, Inc.†	687	31,451
Super Micro Computer, Inc.†	191	52,376
Unisys Corp.†	5,362	18,499
		226,170
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	628	68,973
Edgewell Personal Care Co.	863	31,897
		100,870
Distribution/Wholesale — 0.3%
MRC Global, Inc.†	1,972	20,213
Resideo Technologies, Inc.†	474	7,489
Rush Enterprises, Inc., Class A	1,196	48,833
ScanSource, Inc.†	318	9,638
Titan Machinery, Inc.†	341	9,064
Veritiv Corp.	180	30,402
WESCO International, Inc.	407	58,535
		184,174
Diversified Financial Services — 1.3%
AssetMark Financial Holdings, Inc.†	430	10,784
Avantax, Inc.†	530	13,557
Enova International, Inc.†	1,020	51,887
Federated Hermes, Inc.	457	15,479
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	58	1,230
Intercontinental Exchange, Inc.	3,338	367,247
International Money Express, Inc.†	1,600	27,088
Mr. Cooper Group, Inc.†	1,108	59,345
PennyMac Financial Services, Inc.	173	11,522
Piper Sandler Cos.	140	20,343
PJT Partners, Inc., Class A	230	18,271
Radian Group, Inc.	1,369	34,376
Stifel Financial Corp.	68	4,178
StoneX Group, Inc.†	157	15,216
Victory Capital Holdings, Inc., Class A	1,322	44,076
Virtus Investment Partners, Inc.	75	15,149
		709,748
Electric — 0.3%
Northwestern Energy Group Inc	222	10,670
Clearway Energy, Inc., Class A	249	4,960
Clearway Energy, Inc., Class C	938	19,848
IDACORP, Inc.	222	20,790
MGE Energy, Inc.	398	27,267

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Portland General Electric Co.	786	$ 31,817
Unitil Corp.	510	21,782
		137,134
Electrical Components & Equipment — 0.1%
Belden, Inc.	310	29,931
Encore Wire Corp.	281	51,271
		81,202
Electronics — 0.3%
Allient, Inc.	458	14,161
Atkore, Inc.†	564	84,143
Benchmark Electronics, Inc.	701	17,006
NEXTracker, Inc., Class A†	314	12,610
OSI Systems, Inc.†	460	54,299
		182,219
Energy-Alternate Sources — 0.0%
Green Plains, Inc.†	415	12,491
REX American Resources Corp.†	207	8,429
Sunnova Energy International, Inc.†	451	4,722
		25,642
Engineering & Construction — 0.5%
Comfort Systems USA, Inc.	456	77,707
IES Holdings, Inc.†	165	10,869
MasTec, Inc.†	425	30,587
MYR Group, Inc.†	545	73,444
Primoris Services Corp.	682	22,322
Sterling Infrastructure, Inc.†	621	45,631
		260,560
Entertainment — 0.2%
Everi Holdings, Inc.†	1,341	17,728
Lions Gate Entertainment Corp., Class A†	1,339	11,355
Marriott Vacations Worldwide Corp.	243	24,453
SeaWorld Entertainment, Inc.†	1,136	52,540
		106,076
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	543	24,625
Tetra Tech, Inc.	312	47,433
		72,058
Food — 0.2%
Hostess Brands, Inc.†	1,400	46,634
John B. Sanfilippo & Son, Inc.	240	23,712
SpartanNash Co.	516	11,352
United Natural Foods, Inc.†	1,752	24,773
		106,471
Gas — 0.1%
Chesapeake Utilities Corp.	180	17,595
New Jersey Resources Corp.	394	16,008
Northwest Natural Holding Co.	301	11,486
ONE Gas, Inc.	318	21,713
		66,802
Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	234	3,054
Healthcare-Products — 0.8%
Adaptive Biotechnologies Corp.†	158	861
Alphatec Holdings, Inc.†	1,068	13,852
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
AngioDynamics, Inc.†	1,597	$ 11,674
AtriCure, Inc.†	1,046	45,815
Axonics, Inc.†	186	10,438
Inari Medical, Inc.†	293	19,162
Inmode, Ltd.†	553	16,844
Inspire Medical Systems, Inc.†	125	24,805
Intuitive Surgical, Inc.†	441	128,900
Lantheus Holdings, Inc.†	796	55,306
Merit Medical Systems, Inc.†	455	31,404
Natera, Inc.†	228	10,089
OmniAb, Inc.†	858	4,453
Omnicell, Inc.†	251	11,305
Quanterix Corp.†	297	8,061
Shockwave Medical, Inc.†	111	22,100
SI-BONE, Inc.†	677	14,380
Treace Medical Concepts, Inc.†	541	7,093
		436,542
Healthcare-Services — 0.3%
Fulgent Genetics, Inc.†	338	9,038
HealthEquity, Inc.†	738	53,911
Medpace Holdings, Inc.†	209	50,605
National HealthCare Corp.	457	29,239
OPKO Health, Inc.†	5,144	8,230
Surgery Partners, Inc.†	254	7,430
Tenet Healthcare Corp.†	231	15,221
		173,674
Home Builders — 0.4%
Forestar Group, Inc.†	411	11,072
Landsea Homes Corp.†	1,910	17,171
LGI Homes, Inc.†	151	15,023
Meritage Homes Corp.	319	39,043
Skyline Champion Corp.†	165	10,514
Taylor Morrison Home Corp.†	1,753	74,695
Tri Pointe Homes, Inc.†	928	25,381
		192,899
Home Furnishings — 0.2%
MillerKnoll, Inc.	1,964	48,020
Sonos, Inc.†	4,982	64,317
Xperi, Inc.†	1,650	16,269
		128,606
Household Products/Wares — 0.1%
Central Garden & Pet Co., Class A†	1,168	46,825
Insurance — 0.4%
American Equity Investment Life Holding Co.†	328	17,594
BRP Group, Inc., Class A†	347	8,061
Essent Group, Ltd.	916	43,318
Jackson Financial, Inc., Class A	858	32,793
James River Group Holdings, Ltd.	366	5,618
Kinsale Capital Group, Inc.	13	5,384
NMI Holdings, Inc., Class A†	701	18,990
Palomar Holdings, Inc.†	387	19,640
RLI Corp.	249	33,836
Skyward Specialty Insurance Group, Inc.†	264	7,223
		192,457
Internet — 15.2%
Airbnb, Inc., Class A†	8,208	1,126,220
Amazon.com, Inc.†	6,348	806,958
Blade Air Mobility, Inc.†	2,563	6,638

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Cars.com, Inc.†	499	$ 8,413
Chewy, Inc., Class A†	18,061	329,794
DoorDash, Inc., Class A†	16,918	1,344,473
Magnite, Inc.†	911	6,869
MercadoLibre, Inc.†	661	838,069
Meta Platforms, Inc., Class A†	2,563	769,438
Open Lending Corp.†	409	2,994
OptimizeRx Corp.†	515	4,007
Perficient, Inc.†	229	13,250
Q2 Holdings, Inc.†	329	10,617
QuinStreet, Inc.†	795	7,131
Shopify, Inc., Class A†	26,404	1,440,866
Shutterstock, Inc.	480	18,264
Squarespace, Inc., Class A†	595	17,237
Uber Technologies, Inc.†	34,490	1,586,195
Yelp, Inc.†	844	35,102
		8,372,535
Iron/Steel — 0.1%
ATI, Inc.†	149	6,131
Commercial Metals Co.	1,238	61,170
Schnitzer Steel Industries, Inc., Class A	196	5,459
		72,760
Leisure Time — 0.1%
Acushnet Holdings Corp.	683	36,226
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	1,033	37,891
Boyd Gaming Corp.	522	31,753
Hilton Grand Vacations, Inc.†	569	23,158
		92,802
Machinery-Construction & Mining — 0.1%
Argan, Inc.	616	28,040
Bloom Energy Corp., Class A†	434	5,755
Terex Corp.	119	6,857
		40,652
Machinery-Diversified — 0.1%
Albany International Corp., Class A	47	4,055
Watts Water Technologies, Inc., Class A	340	58,759
		62,814
Media — 0.1%
Gray Television, Inc.	692	4,789
Liberty Latin America, Ltd., Class C†	2,953	24,096
Thryv Holdings, Inc.†	717	13,458
		42,343
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	643	48,328
Olympic Steel, Inc.	63	3,541
Ryerson Holding Corp.	226	6,574
		58,443
Mining — 0.0%
Constellium SE†	1,053	19,165
Miscellaneous Manufacturing — 0.1%
Fabrinet †	339	56,484
Oil & Gas — 0.9%
California Resources Corp.	279	15,627
Chord Energy Corp.	183	29,659
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Civitas Resources, Inc.	134	$ 10,837
CNX Resources Corp.†	442	9,980
CVR Energy, Inc.	368	12,523
Delek US Holdings, Inc.	618	17,557
Gulfport Energy Corp.†	45	5,340
Helmerich & Payne, Inc.	107	4,511
Magnolia Oil & Gas Corp., Class A	397	9,095
Matador Resources Co.	968	57,577
Murphy Oil Corp.	1,083	49,114
Noble Corp. PLC	760	38,494
Northern Oil & Gas, Inc.	145	5,833
Ovintiv, Inc.	735	34,964
Patterson-UTI Energy, Inc.	3,033	41,977
PBF Energy, Inc., Class A	426	22,804
SM Energy Co.	1,564	62,013
Valaris, Ltd.†	137	10,272
Weatherford International PLC†	358	32,338
		470,515
Oil & Gas Services — 0.3%
ChampionX Corp.	1,119	39,859
Liberty Energy, Inc.	2,354	43,596
NOW, Inc.†	3,929	46,637
Oceaneering International, Inc.†	852	21,914
Oil States International, Inc.†	1,232	10,312
Select Water Solutions, Inc.	972	7,727
		170,045
Packaging & Containers — 0.0%
Greif, Inc., Class A	122	8,151
O-I Glass, Inc.†	903	15,107
		23,258
Pharmaceuticals — 0.5%
Acelyrin, Inc.†	2,280	23,187
Aclaris Therapeutics, Inc.†	1,389	9,515
Alector, Inc.†	1,716	11,120
Alkermes PLC†	526	14,733
Amneal Pharmaceuticals, Inc.†	2,267	9,567
Arvinas, Inc.†	550	10,802
BellRing Brands, Inc.†	220	9,071
Catalyst Pharmaceuticals, Inc.†	985	11,515
Enanta Pharmaceuticals, Inc.†	459	5,127
Herbalife, Ltd.†	1,832	25,630
Kura Oncology, Inc.†	1,705	15,549
Longboard Pharmaceuticals, Inc.†	2,368	13,166
Madrigal Pharmaceuticals, Inc.†	156	22,782
Option Care Health, Inc.†	1,338	43,284
PMV Pharmaceuticals, Inc.†	1,289	7,914
Protagonist Therapeutics, Inc.†	676	11,276
USANA Health Sciences, Inc.†	390	22,858
Y-mAbs Therapeutics, Inc.†	31	169
		267,265
REITS — 1.0%
Agree Realty Corp.	1,104	60,985
Apple Hospitality REIT, Inc.	2,352	36,080
Armada Hoffler Properties, Inc.	220	2,253
Brandywine Realty Trust	2,787	12,653
BrightSpire Capital, Inc.	585	3,662
Broadstone Net Lease, Inc.	701	10,024
CareTrust REIT, Inc.	415	8,507
Community Healthcare Trust, Inc.	221	6,564
COPT Defense Properties	652	15,537

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
DiamondRock Hospitality Co.	891	$ 7,155
Dynex Capital, Inc.	182	2,173
Equity Commonwealth	196	3,600
Essential Properties Realty Trust, Inc.	613	13,259
First Industrial Realty Trust, Inc.	171	8,138
Global Medical REIT, Inc.	213	1,911
Innovative Industrial Properties, Inc.	101	7,642
Kite Realty Group Trust	1,071	22,941
KKR Real Estate Finance Trust, Inc.	242	2,872
Ladder Capital Corp.	933	9,573
LXP Industrial Trust	1,093	9,728
MFA Financial, Inc.	3,814	36,652
National Storage Affiliates Trust	281	8,919
PennyMac Mtg. Investment Trust	726	9,002
Phillips Edison & Co., Inc.	858	28,777
Physicians Realty Trust	2,055	25,050
Piedmont Office Realty Trust, Inc., Class A	1,115	6,266
Plymouth Industrial REIT, Inc.	900	18,855
PotlatchDeltic Corp.	545	24,738
Retail Opportunity Investments Corp.	1,236	15,302
RLJ Lodging Trust	2,134	20,892
RPT Realty	334	3,527
Ryman Hospitality Properties, Inc.	471	39,225
Sabra Health Care REIT, Inc.	967	13,480
SITE Centers Corp.	1,332	16,424
SL Green Realty Corp.	277	10,332
STAG Industrial, Inc.	686	23,674
Terreno Realty Corp.	259	14,711
UMH Properties, Inc.	496	6,954
Veris Residential, Inc.	334	5,511
		573,548
Retail — 1.5%
Abercrombie & Fitch Co., Class A†	379	21,364
Asbury Automotive Group, Inc.†	131	30,139
Beacon Roofing Supply, Inc.†	1,005	77,556
BJ's Wholesale Club Holdings, Inc.†	765	54,598
Bloomin' Brands, Inc.	1,112	27,344
BlueLinx Holdings, Inc.†	167	13,709
Boot Barn Holdings, Inc.†	454	36,860
Cava Group, Inc.†	906	27,751
Dine Brands Global, Inc.	178	8,802
FirstCash Holdings, Inc.	295	29,612
Floor & Decor Holdings, Inc., Class A†	3,645	329,873
GMS, Inc.†	1,002	64,098
Group 1 Automotive, Inc.	44	11,823
Kura Sushi USA, Inc., Class A†	119	7,868
Lithia Motors, Inc.	40	11,813
ODP Corp.†	611	28,198
Signet Jewelers, Ltd.	553	39,711
Wingstop, Inc.	113	20,322
		841,441
Savings & Loans — 0.2%
Axos Financial, Inc.†	374	14,160
Banc of California, Inc.	565	6,995
HomeTrust Bancshares, Inc.	187	4,052
OceanFirst Financial Corp.	3,008	43,526
Washington Federal, Inc.	544	13,937
		82,670
Semiconductors — 0.7%
ACM Research, Inc., Class A†	1,449	26,234
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Ambarella, Inc.†	89	$ 4,720
Axcelis Technologies, Inc.†	365	59,513
Cirrus Logic, Inc.†	124	9,171
Cohu, Inc.†	739	25,451
MACOM Technology Solutions Holdings, Inc.†	551	44,951
MaxLinear, Inc.†	273	6,074
Onto Innovation, Inc.†	128	16,323
Power Integrations, Inc.	275	20,985
Rambus, Inc.†	997	55,623
Semtech Corp.†	1,135	29,226
Silicon Laboratories, Inc.†	73	8,460
SMART Global Holdings, Inc.†	1,013	24,666
Ultra Clean Holdings, Inc.†	413	12,254
Veeco Instruments, Inc.†	698	19,621
		363,272
Software — 12.7%
Adeia, Inc.	1,219	13,019
Asana, Inc., Class A†	1,210	22,155
AvePoint, Inc.†	5,856	39,352
Avid Technology, Inc.†	933	25,070
Bill.com Holdings, Inc.†	8,377	909,491
BlackLine, Inc.†	434	24,074
Box, Inc., Class A†	1,886	45,660
Braze, Inc.†	471	22,010
C3.ai, Inc., Class A†	234	5,972
Cloudflare, Inc., Class A†	25,648	1,616,850
CommVault Systems, Inc.†	495	33,467
Datadog, Inc., Class A†	6,226	567,126
Donnelley Financial Solutions, Inc.†	1,030	57,968
Duolingo, Inc.†	128	21,231
Envestnet, Inc.†	367	16,159
Health Catalyst, Inc.†	3,863	39,094
MicroStrategy, Inc., Class A†	13	4,268
Oddity Tech, Ltd., Class A†	277	7,853
Olo, Inc., Class A†	2,784	16,871
Outset Medical, Inc.†	1,058	11,511
PDF Solutions, Inc.†	262	8,489
ROBLOX Corp., Class A†	37,119	1,074,966
Snowflake, Inc., Class A†	8,952	1,367,597
Sprout Social, Inc., Class A†	274	13,667
SPS Commerce, Inc.†	229	39,070
Veeva Systems, Inc., Class A†	1,633	332,234
Veradigm, Inc.†	1,420	18,659
Workiva, Inc.†	478	48,440
ZoomInfo Technologies, Inc.†	35,310	579,084
Zuora, Inc., Class A†	748	6,163
		6,987,570
Telecommunications — 0.2%
Aviat Networks, Inc.†	407	12,698
Calix, Inc.†	727	33,326
EchoStar Corp., Class A†	606	10,150
Extreme Networks, Inc.†	461	11,161
Gogo, Inc.†	491	5,858
Iridium Communications, Inc.	198	9,007
Ooma, Inc.†	1,325	17,238
		99,438
Transportation — 0.3%
ArcBest Corp.	543	55,196
Dorian LPG, Ltd.	387	11,118
Eagle Bulk Shipping, Inc.	102	4,287
Forward Air Corp.	92	6,324

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Hub Group, Inc., Class A†	588	$ 46,181
Matson, Inc.	284	25,196
Radiant Logistics, Inc.†	1,447	8,176
Safe Bulkers, Inc.	1,194	3,869
Teekay Tankers, Ltd., Class A	371	15,445
		175,792
Water — 0.0%
American States Water Co.	319	25,099
Total Common Stocks (cost $30,485,499)		30,757,408
CORPORATE BONDS & NOTES — 13.3%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 5,000	4,072
4.88%, 01/15/2029	35,000	31,675
		35,747
Aerospace/Defense — 0.1%
Boeing Co.
5.04%, 05/01/2027	20,000	19,527
5.15%, 05/01/2030	20,000	19,110
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	10,955
RTX Corp.
5.15%, 02/27/2033	10,000	9,470
		59,062
Agriculture — 0.3%
BAT Capital Corp.
6.34%, 08/02/2030	10,000	9,850
Philip Morris International, Inc.
4.88%, 02/15/2028	25,000	24,219
5.13%, 11/17/2027 to 02/15/2030	60,000	57,946
5.38%, 02/15/2033	30,000	28,435
5.63%, 11/17/2029 to 09/07/2033	30,000	29,119
Reynolds American, Inc.
5.70%, 08/15/2035	10,000	8,947
		158,516
Apparel — 0.2%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	27,503
William Carter Co.
5.63%, 03/15/2027*	90,000	86,557
		114,060
Banks — 2.3%
Bank of America Corp.
1.90%, 07/23/2031	5,000	3,799
2.30%, 07/21/2032	5,000	3,789
2.57%, 10/20/2032	20,000	15,368
2.59%, 04/29/2031	50,000	40,180
2.69%, 04/22/2032	65,000	51,086
3.19%, 07/23/2030	80,000	68,382
5.02%, 07/22/2033	5,000	4,600
5.20%, 04/25/2029	25,000	24,083
5.93%, 09/15/2027	35,000	34,740
Barclays PLC
7.12%, 06/27/2034	200,000	192,627
Citigroup, Inc.
1.28%, 11/03/2025	35,000	33,056
Security Description	Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	$ 75,000	$ 58,581
3.81%, 04/23/2029	50,000	45,402
4.02%, 10/31/2038	10,000	7,872
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	192,553
Huntington Bancshares, Inc.
6.21%, 08/21/2029	5,000	4,891
JPMorgan Chase & Co.
3.51%, 01/23/2029	27,000	24,490
3.70%, 05/06/2030	65,000	57,972
4.01%, 04/23/2029	35,000	32,255
5.30%, 07/24/2029	25,000	24,325
M&T Bank Corp.
5.05%, 01/27/2034	30,000	25,943
Morgan Stanley
1.79%, 02/13/2032	5,000	3,703
2.24%, 07/21/2032	30,000	22,611
2.48%, 01/21/2028	20,000	17,832
2.70%, 01/22/2031	10,000	8,176
4.21%, 04/20/2028	30,000	28,208
4.43%, 01/23/2030	10,000	9,251
5.16%, 04/20/2029	30,000	28,862
5.45%, 07/20/2029	5,000	4,872
Morgan Stanley VRS
3.59%, 07/22/2028(2)	15,000	13,686
Wells Fargo & Co.
2.57%, 02/11/2031	15,000	12,125
3.00%, 10/23/2026	67,000	61,532
3.35%, 03/02/2033	25,000	20,209
4.90%, 07/25/2033	10,000	9,050
5.39%, 04/24/2034	10,000	9,349
5.57%, 07/25/2029	70,000	68,291
		1,263,751
Biotechnology — 0.2%
Amgen, Inc.
5.25%, 03/02/2030 to 03/02/2033	50,000	47,903
CSL Finance PLC
4.05%, 04/27/2029*	18,000	16,790
Royalty Pharma PLC
2.15%, 09/02/2031	25,000	18,708
2.20%, 09/02/2030	10,000	7,763
3.55%, 09/02/2050	10,000	6,112
		97,276
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	49,038
Standard Industries, Inc.
4.38%, 07/15/2030*	50,000	41,410
		90,448
Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	24,652
6.33%, 07/15/2029	20,000	19,604
6.55%, 11/15/2030	15,000	14,680
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	3,998
		62,934

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.4%
Gartner, Inc.
4.50%, 07/01/2028*	$ 25,000	$ 22,808
Howard University
2.80%, 10/01/2030	5,000	4,142
2.90%, 10/01/2031	40,000	32,473
Service Corp. International
3.38%, 08/15/2030	65,000	52,390
5.13%, 06/01/2029	51,000	47,150
United Rentals North America, Inc.
4.88%, 01/15/2028	40,000	37,364
		196,327
Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	80,000	71,672
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.05%, 03/22/2053*	15,000	13,625
Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028*	10,000	9,769
Diversified Financial Services — 0.5%
Capital One Financial Corp.
1.88%, 11/02/2027	65,000	56,566
3.27%, 03/01/2030	15,000	12,548
5.25%, 07/26/2030	8,000	7,416
5.47%, 02/01/2029	10,000	9,519
5.82%, 02/01/2034	10,000	9,012
6.31%, 06/08/2029	10,000	9,773
6.38%, 06/08/2034	10,000	9,437
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	129,173
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,403
Nasdaq, Inc.
5.35%, 06/28/2028	10,000	9,817
5.55%, 02/15/2034	10,000	9,545
OneMain Finance Corp.
6.13%, 03/15/2024	5,000	4,984
Synchrony Financial
2.88%, 10/28/2031	10,000	7,085
7.25%, 02/02/2033	15,000	13,239
		297,517
Electric — 2.0%
AES Corp.
3.30%, 07/15/2025*	18,000	17,049
Alabama Power Co.
3.45%, 10/01/2049	30,000	19,937
4.15%, 08/15/2044	10,000	7,691
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	9,694
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	10,000	7,484
4.60%, 05/01/2053	15,000	11,716
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	10,859
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	9,394
Dominion Energy, Inc.
3.38%, 04/01/2030	5,000	4,301
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.38%, 11/15/2032	$ 65,000	$ 62,056
Duke Energy Carolinas LLC
2.55%, 04/15/2031	20,000	16,390
Duke Energy Corp.
2.55%, 06/15/2031	55,000	43,610
4.50%, 08/15/2032	20,000	17,991
5.00%, 08/15/2052	5,000	4,156
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	14,316
Duke Energy Progress LLC
3.70%, 10/15/2046	10,000	6,938
4.00%, 04/01/2052	10,000	7,275
4.38%, 03/30/2044	15,000	11,976
Edison International
5.25%, 11/15/2028	5,000	4,811
6.95%, 11/15/2029	30,000	30,939
Emera, Inc.
6.75%, 06/15/2076	10,000	9,600
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,035
Evergy, Inc.
2.45%, 09/15/2024	25,000	24,151
2.90%, 09/15/2029	9,000	7,687
Eversource Energy
3.38%, 03/01/2032	11,000	9,125
5.13%, 05/15/2033	25,000	23,253
5.45%, 03/01/2028	5,000	4,942
Florida Power & Light Co.
5.10%, 04/01/2033	10,000	9,674
Georgia Power Co.
4.70%, 05/15/2032	15,000	13,898
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	19,000	18,557
Kentucky Utilities Co.
5.45%, 04/15/2033	10,000	9,770
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	9,815
National Grid PLC
5.60%, 06/12/2028	5,000	4,946
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	15,000	14,978
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	20,000	16,011
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	5,000	4,427
4.63%, 07/15/2027	49,000	47,229
5.00%, 02/28/2030 to 07/15/2032	20,000	18,795
6.05%, 03/01/2025	5,000	5,008
NRG Energy, Inc.
2.45%, 12/02/2027*	17,000	14,410
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	11,204
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	9,567
Pacific Gas & Electric Co.
2.50%, 02/01/2031	15,000	11,412
4.40%, 03/01/2032	10,000	8,470
4.55%, 07/01/2030	30,000	26,519
4.95%, 07/01/2050	15,000	11,181
5.25%, 03/01/2052	2,000	1,541
5.90%, 06/15/2032	35,000	32,687
6.10%, 01/15/2029	35,000	34,185
6.15%, 01/15/2033	25,000	23,711

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
6.40%, 06/15/2033	$ 65,000	$ 62,649
PPL Capital Funding, Inc.
4.13%, 04/15/2030	5,000	4,490
Puget Energy, Inc.
2.38%, 06/15/2028	20,000	17,108
4.10%, 06/15/2030	20,000	17,427
Sempra
3.70%, 04/01/2029	7,000	6,307
5.40%, 08/01/2026	20,000	19,788
Southern California Edison Co.
2.85%, 08/01/2029	15,000	12,937
5.30%, 03/01/2028	20,000	19,740
5.85%, 11/01/2027	5,000	5,027
Southern Co.
3.25%, 07/01/2026	45,000	42,194
3.70%, 04/30/2030	4,000	3,543
5.20%, 06/15/2033	15,000	14,178
5.70%, 03/15/2034	10,000	9,793
Southwestern Electric Power Co.
5.30%, 04/01/2033	60,000	56,656
Virginia Electric & Power Co.
5.00%, 04/01/2033	20,000	18,749
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	48,405
4.60%, 06/01/2032	9,000	8,167
		1,126,529
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,389
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	7,000	5,414
5.14%, 03/15/2052	25,000	18,576
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	54,905
		78,895
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	80,000	75,387
Veralto Corp.
5.35%, 09/18/2028*	20,000	19,774
		95,161
Food — 0.1%
Kellanova
3.40%, 11/15/2027	20,000	18,381
Conagra Brands, Inc.
4.85%, 11/01/2028	18,000	17,185
General Mills, Inc.
4.95%, 03/29/2033	5,000	4,685
		40,251
Gas — 0.3%
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	20,000	19,618
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	19,301
NiSource, Inc.
3.49%, 05/15/2027	35,000	32,441
3.60%, 05/01/2030	30,000	26,132
Security Description	Shares or Principal Amount	Value

Gas (continued)
5.25%, 03/30/2028	$ 25,000	$ 24,501
Piedmont Natural Gas Co., Inc.
5.40%, 06/15/2033	10,000	9,534
Southern California Gas Co.
5.20%, 06/01/2033	20,000	18,920
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	5,000	4,902
		155,349
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028*	40,000	38,907
6.30%, 02/15/2030*	15,000	14,489
		53,396
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	45,584
Hologic, Inc.
4.63%, 02/01/2028*	44,000	40,487
		86,071
Healthcare-Services — 0.3%
Centene Corp.
2.45%, 07/15/2028	15,000	12,673
4.63%, 12/15/2029	75,000	67,547
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,365
Humana, Inc.
3.70%, 03/23/2029	18,000	16,420
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,358
3.00%, 06/01/2051	17,000	10,701
Sutter Health
3.36%, 08/15/2050	8,000	5,229
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	6,794
3.50%, 08/15/2039	10,000	7,700
4.95%, 05/15/2062	5,000	4,310
5.25%, 02/15/2028	10,000	10,017
5.88%, 02/15/2053	10,000	10,036
6.05%, 02/15/2063	5,000	5,059
		164,209
Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	42,000	39,123
Insurance — 0.3%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	9,586
Athene Global Funding
2.65%, 10/04/2031*	50,000	37,021
2.72%, 01/07/2029*	29,000	24,090
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	58,000	48,538
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	10,000	8,777
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,682
		147,694

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	$ 35,000	$ 34,190
6.75%, 09/30/2027*	30,000	29,411
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	72,633
		136,234
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	64,680
Iron/Steel — 0.0%
ArcelorMittal SA
6.80%, 11/29/2032	20,000	19,863
Machinery-Diversified — 0.0%
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	4,826
Otis Worldwide Corp.
2.57%, 02/15/2030	20,000	16,581
		21,407
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	57,457
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	20,000	12,359
3.90%, 06/01/2052	15,000	8,968
4.80%, 03/01/2050	10,000	6,993
5.13%, 07/01/2049	15,000	10,935
6.48%, 10/23/2045	15,000	13,097
Comcast Corp.
2.99%, 11/01/2063	3,000	1,659
3.20%, 07/15/2036	5,000	3,855
3.25%, 11/01/2039	23,000	16,802
7.05%, 03/15/2033	5,000	5,456
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	15,580
Discovery Communications LLC
3.63%, 05/15/2030	10,000	8,465
3.90%, 11/15/2024	30,000	29,172
4.00%, 09/15/2055	33,000	19,799
5.20%, 09/20/2047	15,000	11,372
5.30%, 05/15/2049	25,000	19,143
Paramount Global
4.20%, 05/19/2032	25,000	19,874
4.38%, 03/15/2043	20,000	12,936
4.95%, 01/15/2031	50,000	42,938
5.25%, 04/01/2044	15,000	10,474
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	60,000	53,475
4.00%, 07/15/2028*	20,000	17,071
Time Warner Cable LLC
4.50%, 09/15/2042	30,000	20,785
5.88%, 11/15/2040	25,000	20,714
		439,379
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	10,000	8,228
Glencore Funding LLC
2.85%, 04/27/2031*	10,000	7,935
Security Description	Shares or Principal Amount	Value

Mining (continued)
5.70%, 05/08/2033*	$ 15,000	$ 14,224
6.38%, 10/06/2030*	30,000	29,919
		60,306
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	59,000	50,309
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.94%, 06/04/2051	18,000	10,990
3.00%, 02/24/2050	10,000	6,235
4.81%, 02/13/2033	35,000	32,756
4.89%, 09/11/2033	10,000	9,388
ConocoPhillips Co.
4.03%, 03/15/2062	5,000	3,592
5.05%, 09/15/2033	20,000	19,146
5.70%, 09/15/2063	15,000	14,291
Continental Resources, Inc.
2.88%, 04/01/2032*	5,000	3,744
5.75%, 01/15/2031*	10,000	9,395
Ecopetrol SA
4.63%, 11/02/2031	7,000	5,344
8.63%, 01/19/2029	40,000	40,142
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	10,000	9,288
5.88%, 03/30/2031*	30,000	26,018
Equinor ASA
3.63%, 04/06/2040	20,000	15,434
Hess Corp.
7.13%, 03/15/2033	7,000	7,392
7.30%, 08/15/2031	10,000	10,592
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	47,375
Marathon Oil Corp.
6.60%, 10/01/2037	10,000	9,739
Occidental Petroleum Corp.
6.45%, 09/15/2036	10,000	9,819
6.63%, 09/01/2030	10,000	10,133
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	4,924
7.38%, 11/01/2031	40,000	41,913
Shell International Finance BV
2.88%, 11/26/2041	15,000	10,180
3.00%, 11/26/2051	3,000	1,873
3.25%, 04/06/2050	13,000	8,632
Viper Energy Partners LP
5.38%, 11/01/2027*	33,000	31,259
		399,594
Packaging & Containers — 0.2%
Ball Corp.
4.00%, 11/15/2023	10,000	9,954
6.00%, 06/15/2029	80,000	77,666
Graphic Packaging International LLC
4.75%, 07/15/2027*	45,000	42,418
		130,038
Pharmaceuticals — 0.1%
CVS Health Corp.
5.13%, 02/21/2030	20,000	19,237
5.25%, 01/30/2031	15,000	14,412
		33,649

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines — 0.6%
Cheniere Energy Partners LP
4.50%, 10/01/2029	$ 10,000	$ 9,055
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028*	15,000	14,924
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	5,000	4,936
6.04%, 11/15/2033*	20,000	19,522
6.54%, 11/15/2053*	5,000	4,888
Enbridge, Inc.
5.70%, 03/08/2033	37,000	35,446
8.50%, 01/15/2084	25,000	24,794
Energy Transfer LP
6.13%, 12/15/2045	8,000	7,116
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	27,770
MPLX LP
1.75%, 03/01/2026	15,000	13,601
4.95%, 09/01/2032	2,000	1,821
5.20%, 03/01/2047	5,000	4,083
ONEOK, Inc.
3.40%, 09/01/2029	15,000	13,018
4.35%, 03/15/2029	5,000	4,611
6.10%, 11/15/2032	15,000	14,810
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	10,000	9,171
Targa Resources Corp.
6.13%, 03/15/2033	15,000	14,705
6.25%, 07/01/2052	5,000	4,591
6.50%, 02/15/2053	3,000	2,863
TransCanada PipeLines, Ltd.
2.50%, 10/12/2031	10,000	7,743
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	8,577
Western Midstream Operating LP
4.75%, 08/15/2028	25,000	23,381
6.15%, 04/01/2033	15,000	14,466
Williams Cos., Inc.
4.65%, 08/15/2032	22,000	20,013
5.65%, 03/15/2033	10,000	9,663
		315,568
REITS — 0.5%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,219
2.40%, 03/15/2025	10,000	9,481
2.70%, 04/15/2031	5,000	3,965
3.65%, 03/15/2027	4,000	3,706
3.80%, 08/15/2029	5,000	4,448
5.80%, 11/15/2028	15,000	14,887
Crown Castle, Inc.
4.80%, 09/01/2028	40,000	37,967
5.00%, 01/11/2028	20,000	19,321
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	13,605
Equinix, Inc.
3.20%, 11/18/2029	20,000	17,127
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	10,000	7,761
4.00%, 01/15/2031	7,000	5,828
5.30%, 01/15/2029	18,000	16,686
5.75%, 06/01/2028	15,000	14,382
Security Description	Shares or Principal Amount	Value

REITS (continued)
SBA Tower Trust
2.84%, 01/15/2025*	$ 40,000	$ 38,286
VICI Properties LP
4.95%, 02/15/2030	39,000	35,684
		256,353
Retail — 0.4%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	12,842
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	44,304
5.63%, 01/01/2030*	45,000	40,488
Gap, Inc.
3.63%, 10/01/2029*	59,000	43,661
3.88%, 10/01/2031*	61,000	42,860
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	31,000	28,408
		212,563
Semiconductors — 0.2%
Broadcom, Inc.
4.00%, 04/15/2029*	33,000	29,779
4.30%, 11/15/2032	15,000	13,087
Intel Corp.
3.05%, 08/12/2051	10,000	6,079
3.10%, 02/15/2060	5,000	2,875
5.90%, 02/10/2063	12,000	11,376
Marvell Technology, Inc.
2.45%, 04/15/2028	20,000	17,276
2.95%, 04/15/2031	15,000	12,135
5.95%, 09/15/2033	5,000	4,908
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	8,000	7,881
5.55%, 12/01/2028	10,000	9,788
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	15,841
		131,025
Software — 0.7%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	64,000	57,360
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	53,645
MSCI, Inc.
3.63%, 11/01/2031*	20,000	16,361
3.88%, 02/15/2031*	10,000	8,472
4.00%, 11/15/2029*	10,000	8,783
Open Text Corp.
3.88%, 12/01/2029*	50,000	41,101
6.90%, 12/01/2027*	40,000	40,091
Oracle Corp.
2.30%, 03/25/2028	33,000	28,590
2.95%, 04/01/2030	10,000	8,415
3.60%, 04/01/2040	6,000	4,335
3.85%, 04/01/2060	52,000	33,067
4.10%, 03/25/2061	2,000	1,334
4.90%, 02/06/2033	15,000	13,826
SS&C Technologies, Inc.
5.50%, 09/30/2027*	45,000	42,464
		357,844
Telecommunications — 0.3%
AT&T, Inc.
2.55%, 12/01/2033	15,000	11,017

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
3.55%, 09/15/2055	$ 14,000	$ 8,570
3.65%, 09/15/2059	2,000	1,217
3.80%, 12/01/2057	25,000	15,838
4.50%, 05/15/2035	5,000	4,265
5.40%, 02/15/2034	20,000	18,718
Nokia Oyj
6.63%, 05/15/2039	20,000	17,926
Rogers Communications, Inc.
3.80%, 03/15/2032	15,000	12,466
T-Mobile USA, Inc.
2.05%, 02/15/2028	38,000	32,676
2.40%, 03/15/2029	5,000	4,207
5.05%, 07/15/2033	15,000	13,917
5.75%, 01/15/2034	10,000	9,755
Verizon Communications, Inc.
2.36%, 03/15/2032	10,000	7,630
2.55%, 03/21/2031	14,000	11,147
2.85%, 09/03/2041	4,000	2,586
		171,935
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	30,000	28,879
4.40%, 07/01/2027*	28,000	26,240
6.05%, 08/01/2028*	5,000	4,937
		60,056
Total Corporate Bonds & Notes (cost $8,137,151)		7,337,574
ASSET BACKED SECURITIES — 4.6%
Auto Loan Receivables — 1.2%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	19,967
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	35,000	34,420
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	100,000	99,128
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	89,399	88,795
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	12,896	12,796
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	15,000	14,778
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,779
Exeter Automobile Receivables Trust
Series 2022-1A, Class B 2.18%, 06/15/2026	12,744	12,656
Series 2019-4A, Class D 2.58%, 09/15/2025*	26,669	26,261
Series 2020-1A, Class D 2.73%, 12/15/2025*	10,330	10,143
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,859
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	8,945
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2023-3A, Class B 6.11%, 09/15/2027	$ 8,000	$ 7,971
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,764
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,570
Series 2023-3, Class B 5.64%, 07/16/2029*	19,000	18,859
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	98,446
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	29,968
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,739
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	24,769
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	29,891
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	15,000	14,739
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	29,121
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,874
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,620
		683,858
Credit Card Receivables — 0.2%
Mercury Financial Credit Card Master Trust
Series 2022-1A, Class A 2.50%, 09/21/2026*	100,000	95,725
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.01%, (TSFR1M+1.69%), 10/25/2034	2,913	2,906
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.53%, (TSFR1M+0.21%), 02/25/2037	25,083	12,382
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.93%, (TSFR1M+0.61%), 11/25/2036	122,433	112,277
		127,565
Other Asset Backed Securities — 3.0%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(3)	49,807	45,531
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(3)	48,873	45,529
Affirm Asset Securitization Trust
Series 2020-Z2, Class A 1.90%, 01/15/2025*	2,886	2,865
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	38,478

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 6.71%, (SOFR30A+1.39%), 04/19/2034*	$ 100,000	$ 99,348
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,739
DLLAA LLC
Series 2023-1A, Class A3 5.64%, 02/22/2028*	15,000	14,973
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,875	41,203
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,625	45,184
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,438	93,154
Kubota Credit Owner Trust
Series 2023-1A, Class A3 5.02%, 06/15/2027*	20,000	19,685
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	95,775	93,810
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(3)	53,090	50,069
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(3)	66,050	61,384
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 5.56%, (TSFR1M+0.24%), 05/25/2037	46,854	35,122
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	22,494
Taco Bell Funding LLC
Series 2021-1A, Class A2II 2.29%, 08/25/2051*	102,180	83,465
VCAT LLC
Series 2021-NPL4, Class A1 1.87%, 08/25/2051*(3)	52,556	49,031
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.70%, (TSFR3M+1.39%), 04/15/2034*	100,000	98,104
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class A1 6.81%, (TSFR3M+1.50%), 04/15/2034*	100,000	99,031
Vericrest Opportunity Loan Trust
Series 2021-NP11, Class A1 1.87%, 08/25/2051*(3)	65,673	60,724
VOLT CIII LLC
Series 2021-CF1, Class A1 1.99%, 08/25/2051*(3)	55,500	51,162
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(3)	52,367	49,343
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(3)	53,570	49,894
Voya CLO, Ltd. FRS
Series 2015-1A, Class A1R 6.47%, (TSFR3M+1.16%), 01/18/2029*	91,481	91,277
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.76%, (TSFR3M+1.43%), 07/20/2032*	$ 250,000	$ 247,922
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,125	42,193
		1,640,714
Total Asset Backed Securities (cost $2,586,337)		2,547,862
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.7%
Commercial and Residential — 6.1%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	110,000	102,958
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(2)	20,699	16,888
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	15,022	13,459
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	20,342	16,428
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	37,557	30,704
Series 2021-4, Class A2 1.24%, 01/20/2065*(2)	26,037	20,499
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	19,408	17,661
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	81,406
BANK VRS
Series 2017-BNK8, Class XA 0.85%, 11/15/2050(2)(4)	814,906	19,037
Series 2020-BN26, Class XA 1.34%, 03/15/2063(2)(4)	972,165	53,732
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(2)	20,000	19,478
Series 2022-C18, Class A5 5.71%, 12/15/2055(2)	10,000	9,854
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 4.81%, 02/25/2036(2)	25,986	22,806
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.61%, 07/15/2051(2)(4)	289,882	4,499
Series 2018-B1, Class XA 0.68%, 01/15/2051(2)(4)	132,491	2,402
Series 2018-B8, Class XA 0.78%, 01/15/2052(2)(4)	899,935	21,543
Series 2019-B10, Class XA 1.36%, 03/15/2062(2)(4)	283,664	13,251
Series 2020-B22, Class XA 1.63%, 01/15/2054(2)(4)	149,124	12,044
Series 2020-B18, Class XA 1.91%, 07/15/2053(2)(4)	99,395	6,770
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/11/2047	65,000	64,672
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 4.10%, (H15T1Y+2.4%), 03/25/2036	11,174	10,236

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	$ 33,914	$ 26,721
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	72,955	55,321
Series 2021-2, Class A3 1.34%, 08/25/2066*(2)	37,330	28,175
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	90,000	86,368
Series 2014-CR21, Class A3 3.53%, 12/10/2047	103,223	100,142
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	123,000	122,066
Series 2014-CR17, Class A5 3.98%, 05/10/2047	60,000	59,074
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	15,084	7,305
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.85%, 06/15/2057(2)(4)	826,674	6,205
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	64,998	49,111
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	48,609	39,004
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(2)	41,754	34,554
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(2)	78,531	63,684
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(2)	87,612	71,873
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	22,559	19,755
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	104,599
Series 2016-C1, Class ASB 3.04%, 05/10/2049	32,916	31,539
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.82%, 09/15/2053(2)(4)	99,370	5,926
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 8.01%, (SOFR30A+2.70%), 07/25/2043*	35,000	35,186
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 5.94%, 05/25/2035(2)	17,474	15,677
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(2)	31,848	26,382
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	52,235	41,662
Series 2021-NQM4, Class A1 1.09%, 08/25/2066*(2)	65,107	48,892
Series 2021-NQM7, Class A1 1.92%, 08/25/2066*(2)	61,078	51,689
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	110,000	80,549
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	$ 30,000	$ 29,007
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.46%, 07/10/2051(2)(4)	1,046,395	14,596
GS Mtg. Securities Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	86,000	79,674
Series 2014-GC20, Class A5 4.00%, 04/10/2047	115,000	113,888
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 3.84%, 03/25/2047(2)	8,734	5,554
Series 2006-AR2, Class 3A1 4.74%, 04/25/2036(2)	2,973	1,892
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.97%, (TSFR1M+0.38%), 05/25/2035	13,557	12,275
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	72,409
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	20,000	18,195
Series 2013-C16, Class A4 4.17%, 12/15/2046	2,778	2,771
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 6.25%, 11/25/2059*(3)	64,871	64,267
LSTAR Securities Investment, Ltd. FRS
Series 2021-1, Class A 8.23%, (TSFR3M+2.91%), 02/01/2026*	44,029	43,553
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 4.15%, 02/25/2035(2)	9,902	9,095
Series 2005-A1, Class 2A1 4.56%, 12/25/2034(2)	4,174	4,022
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(2)	9,627	9,337
Series 2018-1, Class A1 3.25%, 05/25/2062*(2)	16,639	16,046
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5 4.06%, 02/15/2047	13,515	13,416
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(2)(4)	167,698	1,029
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.48%, 06/15/2050(2)(4)	93,774	2,818
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	17,159	6,058
MortgageIT Trust FRS
Series 2005-4, Class A1 5.99%, (TSFR1M+0.67%), 10/25/2035	16,668	16,086
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 6.93%, (TSFR1M+1.61%), 06/25/2057*	18,772	18,650

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	$ 20,793	$ 19,186
Series 2015-1A, Class A3 3.75%, 05/28/2052*(2)	9,139	8,279
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	21,757	19,811
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	19,901	18,109
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	70,518	56,074
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	3,733	3,195
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(2)	41,503	33,626
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(2)	79,225	65,557
Preston Ridge Partners Mtg.
Series 2020-4, Class A1 2.95%, 10/25/2025*(3)	62,125	60,772
PRPM LLC
Series 2021-7, Class A1 1.87%, 08/25/2026*(3)	61,507	56,474
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	85,000	78,982
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	48,065	36,458
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	38,407
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(2)	29,686	25,649
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(2)	52,204	41,076
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	90,501	71,371
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	42,039	35,033
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	65,000	63,569
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.02%, 09/15/2057(2)(4)	529,003	7,319
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.32%, 10/25/2036(2)	6,829	5,957
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	120,000	117,564
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2014-LC14, Class A5 4.05%, 03/15/2047	$ 110,000	$ 109,346
Series 2014-C19, Class A5 4.10%, 03/15/2047	50,111	49,609
		3,347,847
U.S. Government Agency — 1.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	68,000	63,601
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(4)	174,159	5,858
Series K064, Class X1 0.73%, 03/25/2027(2)(4)	290,498	5,011
Series K122, Class X1 0.97%, 11/25/2030(2)(4)	99,321	4,682
Series K121, Class X1 1.12%, 10/25/2030(2)(4)	110,534	5,941
Series K114, Class X1 1.21%, 06/25/2030(2)(4)	203,808	11,919
Series K104, Class X1 1.25%, 01/25/2030(2)(4)	166,700	9,061
Series K111, Class X1 1.68%, 05/25/2030(2)(4)	99,296	7,925
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	4,847	4,708
Series 3964, Class MD 2.00%, 01/15/2041	325	309
Series 5170, Class DP 2.00%, 07/25/2050	47,793	39,155
Series 4961, Class JB 2.50%, 12/15/2042	23,262	20,219
Series 3883, Class PB 3.00%, 05/15/2041	7,221	6,623
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	12,649	11,069
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.56%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,471
Series 2023-HQA2, Class M1B 8.66%, (SOFR30A+3.35%), 06/25/2043*	55,000	56,277
Series 2022-HQA2, Class M1B 9.31%, (SOFR30A+4.00%), 07/25/2042*	20,000	20,788
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.21%, (SOFR30A+2.90%), 04/25/2042*	20,000	20,429
Series 2022-DNA4, Class M1B 8.66%, (SOFR30A+3.35%), 05/25/2042*	25,000	25,911
Series 2023-HQA1, Class M1B 8.81%, (SOFR30A+3.50%), 05/25/2043*	50,000	51,312
Series 2022-HQA3, Class M1B 8.86%, (TSFR1M+3.55%), 08/25/2042*	10,000	10,335
Series 2022-DNA6, Class M1B 9.01%, (SOFR30A+3.70%), 09/25/2042*	20,000	20,956
Series 2022-DNA5, Class M1B 9.81%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,564

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	$ 13,083	$ 11,547
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 7.58%, (SOFR30A+2.26%), 09/25/2031*	68	68
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	6,712	6,712
Series 2023-R05, Class 1M2 8.41%, (SOFR30A+3.1%), 06/25/2043*	17,000	17,417
Series 2017-C01, Class 1M2 8.98%, (SOFR30A+3.66%), 07/25/2029	11,380	11,778
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	19,559	20,591
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	5,948	5,669
Series 2011-117, Class MA 2.00%, 08/25/2040	431	416
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,530	4,032
Series 2012-18, Class GA 2.00%, 12/25/2041	7,963	6,993
Series 2016-11, Class GA 2.50%, 03/25/2046	11,065	9,852
Series 2019-54, Class KC 2.50%, 09/25/2049	41,672	36,765
Series 2015-48, Class QB 3.00%, 02/25/2043	8,957	8,396
Series 2016-38, Class NA 3.00%, 01/25/2046	6,452	5,664
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	24,173
Series 2017-34, Class JK 3.00%, 05/25/2047	4,318	4,026
Series 2019-45, Class PT 3.00%, 08/25/2049	16,417	14,232
Series 2012-52, Class PA 3.50%, 05/25/2042	6,699	6,216
Series 2012-120, Class ZB 3.50%, 11/25/2042	51,258	45,370
Series 2017-26, Class CG 3.50%, 07/25/2044	6,350	6,134
Series 2018-23, Class LA 3.50%, 04/25/2048	15,516	14,138
Series 2019-7, Class JA 3.50%, 03/25/2049	14,283	13,035
Series 2019-14, Class CA 3.50%, 04/25/2049	17,635	16,196
Series 2017-35, Class AH 3.50%, 04/25/2053	7,095	6,839
Series 2017-84, Class KA 3.50%, 04/25/2053	8,322	7,904
Series 2018-70, Class HA 3.50%, 10/25/2056	11,776	11,051
Series 2019-12, Class HA 3.50%, 11/25/2057	16,451	15,014
Series 2017-49, Class JA 4.00%, 07/25/2053	7,287	7,039
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	64,742
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC VRS
Series 2019-M21, Class X3 1.28%, 06/25/2034(2)(4)	$ 330,666	$ 23,395
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	1,496	1,484
Series 2015-151, Class BA 1.70%, 10/20/2045	269	268
Series 2013-37, Class LG 2.00%, 01/20/2042	7,631	7,130
Series 2005-74, Class HB 7.50%, 09/16/2035	107	108
Series 2005-74, Class HC 7.50%, 09/16/2035	1,418	1,438
		890,956
Total Collateralized Mortgage Obligations (cost $4,825,593)		4,238,803
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 22.5%
U.S. Government — 8.4%
United States Treasury Bonds
1.25%, 05/15/2050	591,000	278,832
1.38%, 08/15/2050	190,000	92,714
2.25%, 08/15/2046 to 02/15/2052	210,000	129,891
2.50%, 02/15/2045	90,000	61,116
2.88%, 08/15/2045	370,000	267,975
3.00%, 08/15/2052	340,000	247,748
3.13%, 08/15/2044	600,000	458,437
3.38%, 05/15/2044(5)(6)	1,015,000	809,938
3.63%, 08/15/2043 to 05/15/2053	460,000	382,714
3.88%, 02/15/2043	130,000	113,141
United States Treasury Bonds TIPS
0.13%, 02/15/2052(7)	10,980	6,025
0.25%, 02/15/2050(7)	261,567	153,883
0.88%, 02/15/2047(7)	44,320	32,295
United States Treasury Notes
3.63%, 05/31/2028	455,000	436,089
4.13%, 06/15/2026	630,000	618,335
United States Treasury Notes TIPS
0.25%, 07/15/2029(7)	507,871	452,427
0.75%, 07/15/2028(7)	97,418	90,645
		4,632,205
U.S. Government Agency — 14.1%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	339,835	259,629
2.50%, 01/01/2028 to 01/01/2052	456,624	363,869
3.00%, 08/01/2027	972	935
3.50%, 03/01/2042 to 09/01/2043	19,264	17,066
4.00%, 10/01/2043	9,671	8,867
4.50%, 01/01/2039	379	358
5.00%, 05/01/2034 to 10/01/2052	567,633	536,118
5.50%, 07/01/2034 to 05/01/2037	2,688	2,650
6.00%, 08/01/2026	2,173	2,149
6.50%, 05/01/2029	308	314
Federal Home Loan Mtg. Corp. FRS
4.74%, (RFUCCT6M+1.49%), 02/01/2037	339	338
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	1,018,334	777,875
2.50%, 02/01/2043 to 05/01/2051	229,182	184,255
2.97%, 06/01/2027	96,679	89,382
3.00%, 12/01/2027 to 01/01/2028	5,472	5,238
4.50%, 01/01/2039 to 05/01/2041	10,274	9,677

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.00%, 05/01/2035 to 09/01/2052		$ 230,111	$ 217,627
5.50%, 12/01/2029 to 06/01/2038		75,619	74,753
6.00%, 12/01/2033 to 11/01/2038		5,699	5,778
7.00%, 06/01/2037		3,795	3,951
Federal National Mtg. Assoc. FRS
4.85%, (RFUCCT1Y+1.57%), 05/01/2037		440	445
6.06%, (RFUCCT1Y+1.82%), 10/01/2040		474	485
Government National Mtg. Assoc.
2.00%, October 30 TBA		50,000	39,522
2.50%, October 30 TBA		350,000	286,029
3.00%, October 30 TBA		750,000	635,566
3.50%, October 30 TBA		600,000	525,516
4.00%, 07/15/2041 to 10/15/2041		14,029	12,887
4.00%, October 30 TBA		75,000	67,567
4.50%, 06/15/2041		30,579	29,109
4.50%, October 30 TBA		225,000	207,853
6.00%, 11/15/2028		4,170	4,138
7.00%, 07/15/2033		1,729	1,764
Uniform Mtg. Backed Securities
1.50%, October 15 TBA		175,000	145,759
2.00%, October 15 TBA		175,000	150,045
2.00%, October 30 TBA		200,000	152,109
3.00%, October 30 TBA		250,000	206,689
4.00%, October 30 TBA		425,000	378,350
4.50%, October 30 TBA		920,000	844,675
5.00%, October 30 TBA		200,000	188,688
5.50%, October 30 TBA		755,000	729,607
6.00%, October 30 TBA		600,000	592,125
			7,759,757
Total U.S. Government & Agency Obligations (cost $14,057,056)			12,391,962
FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
Sovereign — 1.0%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	577,000	109,656
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	86,079
Government of Macedonia
2.75%, 01/18/2025	EUR	100,000	101,203
Government of Romania
2.63%, 12/02/2040*	EUR	65,000	40,293
2.75%, 04/14/2041	EUR	60,000	37,138
3.38%, 02/08/2038	EUR	25,000	18,546
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	76,045
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	66,630
Total Foreign Government Obligations (cost $782,730)			535,590
MUNICIPAL SECURITIES — 0.8%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	4,820
6.14%, 12/01/2039		15,000	13,437
6.32%, 11/01/2029		45,000	43,643
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	8,083
Security Description	Shares or Principal Amount	Value

County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028	$ 70,000	$ 63,925
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025	65,000	60,341
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	30,000	27,901
5.18%, 11/15/2049	35,000	30,081
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	10,000	10,626
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	60,000	56,657
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	65,000	67,111
State of California General Obligation Bonds
7.30%, 10/01/2039	15,000	17,004
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	30,000	29,420
Total Municipal Securities (cost $476,569)		433,049
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	15
PURCHASED OPTIONS† — 0.2%
Purchased Options - Calls — 0.2%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/17/2024; Strike Price: CNY 7.43; Counterparty: JPMorgan Chase Bank, N.A.)	4,993,406	23,349
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	5,872,577	31,477
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: USD 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	5,629,971	21,664
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/09/2023; Strike Price: CNY 7.87; Counterparty: Goldman Sachs International)	46,638	0
Total Purchased Options (cost $71,885)		76,490
Total Long-Term Investment Securities (cost $61,422,820)		58,318,753
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(8)	95,000	95,000
Barclays Capital, Inc. Joint Repurchase Agreement(8)	115,000	115,000
BNP Paribas SA Joint Repurchase Agreement(8)	105,000	105,000
Deutsche Bank AG Joint Repurchase Agreement(8)	95,000	95,000

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(8)	$ 95,000	$ 95,000
Total Repurchase Agreements (cost $505,000)		505,000
TOTAL INVESTMENTS (cost $61,927,820)(9)	106.8%	58,823,753
Other assets less liabilities	(6.8)	(3,723,234)
NET ASSETS	100.0%	$55,100,519
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At September 30, 2023, the aggregate value of these securities was $7,314,689 representing 13.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2023.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CNY—Chinese Yuan
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	65,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 729	$ 11,818	$ 12,547
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	71	21,268	21,339
Centrally Cleared	230,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	1,025	15,462	16,487
								$1,825	$48,548	$50,373
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Federative Republic of Brazil	$103,000	USD	$103,000	1.000%	Quarterly	Jun 2027	$4,231	$(3,163)	$1,068
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	U.S. Treasury 10 Year Notes	December 2023	$324,088	$324,187	$ 99
2	Short	Canada 10 Year Bonds	December 2023	174,062	169,527	4,535
2	Short	Euro Buxl 30 Year Bonds	December 2023	276,133	258,731	17,402
2	Short	Euro-BTP	December 2023	240,916	232,024	8,892
5	Short	U.S. Treasury Ultra Bonds	December 2023	623,431	593,438	29,993
						$60,921
						Unrealized (Depreciation)
10	Long	Canada 5 Year Bonds	December 2023	$ 804,331	$ 794,993	$ (9,338)
2	Long	E-Mini Russell 2000 Index	December 2023	180,524	179,860	(664)
1	Long	Long Gilt	December 2023	115,495	114,885	(610)
15	Long	U.S. Treasury 2 Year Notes	December 2023	3,047,406	3,040,664	(6,742)
5	Long	U.S. Treasury 5 Year Notes	December 2023	530,578	526,797	(3,781)
1	Long	U.S. Treasury Ultra 10 Year Notes	December 2023	114,813	111,562	(3,251)
						$(24,386)
		Net Unrealized Appreciation (Depreciation)				$ 36,535
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	407,000	USD	437,768	12/20/2023	$5,889	$—
Goldman Sachs International	BRL	551,000	USD	109,865	12/20/2023	1,300	—
Unrealized Appreciation (Depreciation)						$7,189	$—
BRL—Brazilian Real
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 2,328,441	$ —	$ 0	$ 2,328,441
Other Industries	28,428,967	—	—	28,428,967
Corporate Bonds & Notes	—	7,337,574	—	7,337,574
Asset Backed Securities	—	2,547,862	—	2,547,862
Collateralized Mortgage Obligations	—	4,238,803	—	4,238,803
U.S. Government & Agency Obligations	—	12,391,962	—	12,391,962
Foreign Government Obligations	—	535,590	—	535,590
Municipal Securities	—	433,049	—	433,049
Escrows and Litigation Trusts	—	15	—	15
Purchased Options	—	76,490	—	76,490
Repurchase Agreements	—	505,000	—	505,000
Total Investments at Value	$30,757,408	$28,066,345	$ 0	$58,823,753
Other Financial Instruments:†
Swaps	$ —	$ 48,548	$—	$ 48,548
Futures Contracts	60,921	—	—	60,921
Forward Foreign Currency Contracts	—	7,189	—	7,189
Total Other Financial Instruments	$ 60,921	$ 55,737	$—	$ 116,658
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 3,163	$—	$ 3,163
Futures Contracts	24,386	—	—	24,386
Total Other Financial Instruments	$ 24,386	$ 3,163	$—	$ 27,549
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Banks	7.0%
Commercial Services	5.9
REITS	5.6
Retail	4.5
Software	4.4
Healthcare-Products	3.7
Oil & Gas	3.7
Biotechnology	3.6
Chemicals	3.6
Semiconductors	3.5
Insurance	3.5
Diversified Financial Services	3.3
Building Materials	2.6
Electronics	2.3
Computers	2.3
Engineering & Construction	2.1
Healthcare-Services	2.1
Home Builders	2.0
Telecommunications	1.9
Internet	1.9
Pharmaceuticals	1.8
Machinery-Diversified	1.7
Miscellaneous Manufacturing	1.6
Food	1.4
Transportation	1.3
Apparel	1.2
Oil & Gas Services	1.1
Auto Parts & Equipment	1.1
Home Furnishings	1.1
Aerospace/Defense	1.1
Gas	1.0
Short-Term Investments	1.0
Real Estate	0.9
Savings & Loans	0.9
Distribution/Wholesale	0.9
Metal Fabricate/Hardware	0.9
Environmental Control	0.8
Unaffiliated Investment Companies	0.7
Cosmetics/Personal Care	0.7
Electric	0.7
Beverages	0.7
Water	0.7
Entertainment	0.6
Iron/Steel	0.6
Agriculture	0.5
Media	0.5
Electrical Components & Equipment	0.5
Coal	0.5
Packaging & Containers	0.5
Investment Companies	0.4
Household Products/Wares	0.4
Lodging	0.3
Airlines	0.3
Hand/Machine Tools	0.2
Advertising	0.2
Leisure Time	0.2
Energy-Alternate Sources	0.2
Machinery-Construction & Mining	0.2
Mining	0.1
Housewares	0.1
Textiles	0.1
Office/Business Equipment	0.1

Office Furnishings	0.1%
Forest Products & Paper	0.1
99.5%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Advertising — 0.2%
Stagwell, Inc.†	64,923	$ 304,489
Aerospace/Defense — 1.1%
AAR Corp.†	1,646	97,986
AeroVironment, Inc.†	1,298	144,766
Barnes Group, Inc.	2,506	85,129
Hexcel Corp.	13,025	848,449
Joby Aviation, Inc.†	9,560	61,662
Kaman Corp.	1,397	27,451
Mercury Systems, Inc.†	2,535	94,023
Moog, Inc., Class A	1,422	160,629
National Presto Industries, Inc.	259	18,767
Triumph Group, Inc.†	3,798	29,093
		1,567,955
Agriculture — 0.5%
Andersons, Inc.	3,620	186,466
Darling Ingredients, Inc.†	8,265	431,433
Fresh Del Monte Produce, Inc.	1,668	43,101
Universal Corp.	1,220	57,596
Vector Group, Ltd.	6,562	69,820
Vital Farms, Inc.†	2,533	29,332
		817,748
Airlines — 0.3%
Alaska Air Group, Inc.†	1,178	43,680
Allegiant Travel Co.	749	57,568
Hawaiian Holdings, Inc.†	2,556	16,179
JetBlue Airways Corp.†	16,498	75,891
SkyWest, Inc.†	5,668	237,716
Sun Country Airlines Holdings, Inc.†	1,997	29,636
		460,670
Apparel — 1.2%
Crocs, Inc.†	3,239	285,777
Hanesbrands, Inc.	17,322	68,595
Kontoor Brands, Inc.	2,473	108,590
Oxford Industries, Inc.	4,620	444,121
Steven Madden, Ltd.	23,882	758,731
Urban Outfitters, Inc.†	2,799	91,499
Wolverine World Wide, Inc.	3,936	31,724
		1,789,037
Auto Manufacturers — 0.0%
Wabash National Corp.	2,327	49,146
Auto Parts & Equipment — 1.1%
Adient PLC†	5,246	192,528
American Axle & Manufacturing Holdings, Inc.†	28,801	209,095
Dana, Inc.	6,360	93,301
Dorman Products, Inc.†	1,403	106,291
Gentherm, Inc.†	10,007	542,980
Lear Corp.	390	52,338
Methode Electronics, Inc.	1,783	40,742
Phinia, Inc.	2,327	62,340
Standard Motor Products, Inc.	925	31,099
Titan International, Inc.†	2,546	34,193
Visteon Corp.†	673	92,921
XPEL, Inc.†	2,023	155,994
		1,613,822
Banks — 7.0%
Ameris Bancorp	6,604	253,528
Atlantic Union Bankshares Corp.	3,713	106,860
Security Description	Shares or Principal Amount	Value

Banks (continued)
BancFirst Corp.	718	$ 62,272
Bancorp, Inc.†	4,511	155,629
Bank of Hawaii Corp.	1,967	97,740
Bank of N.T. Butterfield & Son, Ltd.	5,651	153,029
BankUnited, Inc.	3,684	83,627
Banner Corp.	3,750	158,925
Business First Bancshares, Inc.	670	12,569
Byline Bancorp, Inc.	4,148	81,757
Capital City Bank Group, Inc.	1,993	59,451
Cathay General Bancorp	3,591	124,823
Central Pacific Financial Corp.	2,475	41,283
City Holding Co.	743	67,130
Coastal Financial Corp.†	741	31,796
Columbia Banking System, Inc.	1,455	29,537
Community Bank System, Inc.	2,650	111,856
ConnectOne Bancorp, Inc.	12,245	218,328
Customers Bancorp, Inc.†	9,660	332,787
CVB Financial Corp.	12,956	214,681
Dime Community Bancshares, Inc.	2,533	50,559
Eagle Bancorp, Inc.	1,481	31,767
Eastern Bankshares, Inc.	8,308	104,182
Enterprise Financial Services Corp.	2,932	109,950
FB Financial Corp.	1,738	49,290
Financial Institutions, Inc.	298	5,015
First Bancorp	2,034	57,237
First BanCorp/Puerto Rico	66,645	897,042
First Bancshares, Inc.	691	18,636
First Citizens BancShares, Inc., Class A	99	136,630
First Commonwealth Financial Corp.	7,212	88,059
First Financial Bancorp	4,709	92,296
First Financial Corp.	743	25,121
First Hawaiian, Inc.	6,317	114,022
First Merchants Corp.	16,503	459,113
First Mid Bancshares, Inc.	962	25,551
FNB Corp.	1,594	17,199
Fulton Financial Corp.	8,120	98,333
Hanmi Financial Corp.	1,509	24,491
Heritage Commerce Corp.	4,335	36,717
Heritage Financial Corp.	23,049	375,929
Hilltop Holdings, Inc.	2,288	64,888
Hope Bancorp, Inc.	5,942	52,587
Independent Bank Corp./MA	2,185	107,262
Independent Bank Group, Inc.	1,778	70,320
Lakeland Financial Corp.	1,259	59,752
Mercantile Bank Corp.	280	8,655
Merchants Bancorp	4,318	119,695
Mid Penn Bancorp, Inc.	285	5,737
MidWestOne Financial Group, Inc.	448	9,108
MVB Financial Corp.	128	2,890
National Bank Holdings Corp., Class A	1,867	55,562
NBT Bancorp, Inc.	2,338	74,091
OFG Bancorp	9,058	270,472
Old National Bancorp	9,120	132,605
Old Second Bancorp, Inc.	5,371	73,099
PacWest Bancorp	5,869	46,424
Park National Corp.	712	67,298
Pathward Financial, Inc.	4,598	211,922
Peapack-Gladstone Financial Corp.	1,224	31,396
Peoples Bancorp, Inc.	456	11,573
Pinnacle Financial Partners, Inc.	983	65,900
Popular, Inc.	3,978	250,654
Preferred Bank	648	40,338
Premier Financial Corp.	642	10,953

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
QCR Holdings, Inc.	1,861	$ 90,296
Renasant Corp.	2,779	72,782
S&T Bancorp, Inc.	1,893	51,262
Seacoast Banking Corp. of Florida	23,894	524,712
ServisFirst Bancshares, Inc.	2,425	126,512
Simmons First National Corp., Class A	6,251	106,017
South Plains Financial, Inc.	158	4,178
Southside Bancshares, Inc.	2,115	60,701
SouthState Corp.	8,283	557,943
Stellar Bancorp, Inc.	2,322	49,505
Tompkins Financial Corp.	619	30,325
Towne Bank	416	9,539
TriCo Bancshares	13,218	423,373
Triumph Financial, Inc.†	1,072	69,455
TrustCo Bank Corp.	942	25,707
Trustmark Corp.	3,023	65,690
United Community Banks, Inc.	21,546	547,484
Univest Financial Corp.	514	8,933
Veritex Holdings, Inc.	6,220	111,649
Walker & Dunlop, Inc.	1,651	122,570
Westamerica BanCorp	1,319	57,047
Wintrust Financial Corp.	2,583	195,016
		10,368,624
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	123	78,267
MGP Ingredients, Inc.	774	81,642
National Beverage Corp.†	1,155	54,308
Primo Water Corp.	56,399	778,306
		992,523
Biotechnology — 3.6%
2seventy bio, Inc.†	6,603	25,884
ACADIA Pharmaceuticals, Inc.†	6,594	137,419
Allogene Therapeutics, Inc.†	11,122	35,257
Amicus Therapeutics, Inc.†	20,187	245,474
ANI Pharmaceuticals, Inc.†	793	46,042
Arcus Biosciences, Inc.†	2,656	47,675
Arrowhead Pharmaceuticals, Inc.†	2,124	57,072
Atara Biotherapeutics, Inc.†	31,625	46,805
Avid Bioservices, Inc.†	3,105	29,311
Axsome Therapeutics, Inc.†	2,755	192,547
Beam Therapeutics, Inc.†	1,264	30,399
Biohaven, Ltd.†	302	7,855
Bluebird Bio, Inc.†	686	2,085
Blueprint Medicines Corp.†	1,130	56,749
Bridgebio Pharma, Inc.†	1,186	31,275
Certara, Inc.†	5,300	77,062
Cytek Biosciences, Inc.†	4,927	27,197
Cytokinetics, Inc.†	4,752	139,994
Dynavax Technologies Corp.†	6,376	94,174
Dyne Therapeutics, Inc.†	6,915	61,958
Esperion Therapeutics, Inc.†	37,575	36,823
Evolus, Inc.†	47,531	434,433
EyePoint Pharmaceuticals, Inc.†	13,840	110,582
Fate Therapeutics, Inc.†	19,427	41,185
Immunovant, Inc.†	7,946	305,047
Inhibrx, Inc.†	7,065	129,643
Innoviva, Inc.†	2,836	36,840
Insmed, Inc.†	2,563	64,716
Intellia Therapeutics, Inc.†	2,151	68,015
Intra-Cellular Therapies, Inc.†	5,928	308,789
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
iTeos Therapeutics, Inc.†	1,311	$ 14,355
Kymera Therapeutics, Inc.†	3,340	46,426
Ligand Pharmaceuticals, Inc.†	808	48,415
MeiraGTx Holdings PLC†	8,410	41,293
Myriad Genetics, Inc.†	4,054	65,026
NeoGenomics, Inc.†	30,478	374,879
NGM Biopharmaceuticals, Inc.†	21,318	22,810
OmniAb, Inc. (Earnout Shares 12.50)†(1)	927	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	927	0
Ovid therapeutics, Inc.†	36,571	140,433
Point Biopharma Global, Inc.†	12,759	85,103
Prothena Corp. PLC†	2,442	117,826
PTC Therapeutics, Inc.†	2,066	46,299
Recursion Pharmaceuticals, Inc., Class A†	6,137	46,948
REGENXBIO, Inc.†	2,002	32,953
Relay Therapeutics, Inc.†	7,793	65,539
Replimune Group, Inc.†	5,427	92,856
REVOLUTION Medicines, Inc.†	7,395	204,694
Sage Therapeutics, Inc.†	2,620	53,920
Sana Biotechnology, Inc.†	58	224
SpringWorks Therapeutics, Inc.†	4,933	114,051
Sutro Biopharma, Inc.†	587	2,037
Syndax Pharmaceuticals, Inc.†	6,361	92,362
Travere Therapeutics, Inc.†	7,682	68,677
Twist Bioscience Corp.†	2,424	49,110
Tyra Biosciences, Inc.†	9,076	124,976
Vericel Corp.†	4,123	138,203
Viking Therapeutics, Inc.†	10,165	112,527
Vir Biotechnology, Inc.†	4,254	39,860
Xencor, Inc.†	12,616	254,212
		5,424,321
Building Materials — 2.6%
AAON, Inc.	3,353	190,685
American Woodmark Corp.†	811	61,320
Apogee Enterprises, Inc.	2,097	98,727
Boise Cascade Co.	3,127	322,206
Eagle Materials, Inc.	2,608	434,284
Gibraltar Industries, Inc.†	2,521	170,193
Griffon Corp.	2,027	80,411
Hayward Holdings, Inc.†	50,679	714,574
JELD-WEN Holding, Inc.†	1,889	25,237
Louisiana-Pacific Corp.	730	40,347
Masterbrand, Inc.†	42,590	517,468
PGT Innovations, Inc.†	2,889	80,170
Simpson Manufacturing Co., Inc.	4,271	639,838
SPX Technologies, Inc.†	2,257	183,720
Summit Materials, Inc., Class A†	684	21,300
UFP Industries, Inc.	3,387	346,829
		3,927,309
Chemicals — 3.6%
AdvanSix, Inc.	2,913	90,536
American Vanguard Corp.	1,349	14,745
Ashland, Inc.	7,113	580,990
Avient Corp.	2,436	86,040
Balchem Corp.	7,943	985,250
Cabot Corp.	2,323	160,914
Ecovyst, Inc.†	1,403	13,806
Element Solutions, Inc.	31,628	620,225
H.B. Fuller Co.	4,280	293,651
Hawkins, Inc.	951	55,966
Ingevity Corp.†	3,246	154,542

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Innospec, Inc.	1,231	$ 125,808
Koppers Holdings, Inc.	1,033	40,855
Livent Corp.†	10,438	192,164
Mativ Holdings, Inc.	8,823	125,816
Minerals Technologies, Inc.	2,195	120,198
Orion SA	11,682	248,593
Quaker Chemical Corp.	686	109,760
Rogers Corp.†	2,777	365,092
Sensient Technologies Corp.	2,092	122,340
Stepan Co.	1,051	78,793
Tronox Holdings PLC	5,376	72,253
Valvoline, Inc.	22,294	718,759
		5,377,096
Coal — 0.5%
Alpha Metallurgical Resources, Inc.	743	192,979
Arch Resources, Inc.	670	114,342
CONSOL Energy, Inc.	1,719	180,340
Peabody Energy Corp.	844	21,936
SunCoke Energy, Inc.	6,091	61,824
Warrior Met Coal, Inc.	2,575	131,531
		702,952
Commercial Services — 5.9%
Aaron's Co., Inc.	3,444	36,059
ABM Industries, Inc.	11,769	470,878
Adtalem Global Education, Inc.†	2,057	88,142
Alarm.com Holdings, Inc.†	2,471	151,077
AMN Healthcare Services, Inc.†	2,704	230,327
API Group Corp.†	10,227	265,186
Arlo Technologies, Inc.†	4,656	47,957
ASGN, Inc.†	9,827	802,669
Brink's Co.	1,613	117,168
CBIZ, Inc.†	3,085	160,111
CoreCivic, Inc.†	5,624	63,270
CorVel Corp.†	449	88,296
Cross Country Healthcare, Inc.†	4,873	120,802
Custom Truck One Source, Inc.†	50,696	314,315
Deluxe Corp.	2,159	40,784
EVERTEC, Inc.	7,977	296,585
Flywire Corp.†	6,078	193,827
Forrester Research, Inc.†	571	16,502
GEO Group, Inc.†	6,243	51,068
Green Dot Corp., Class A†	2,228	31,036
Healthcare Services Group, Inc.	3,673	38,309
Heidrick & Struggles International, Inc.	3,191	79,839
Herc Holdings, Inc.	1,046	124,411
Information Services Group, Inc.	28,245	123,713
John Wiley & Sons, Inc., Class A	3,904	145,112
Kelly Services, Inc., Class A	1,587	28,868
Kforce, Inc.	1,900	113,354
Korn Ferry	2,653	125,858
LiveRamp Holdings, Inc.†	40,470	1,167,155
Matthews International Corp., Class A	1,508	58,676
Medifast, Inc.	2,069	154,865
Mister Car Wash, Inc.†	4,487	24,723
Monro, Inc.	1,555	43,182
Payoneer Global, Inc.†	12,802	78,348
Perdoceo Education Corp.	3,248	55,541
PROG Holdings, Inc.†	6,109	202,880
Progyny, Inc.†	23,490	799,130
Remitly Global, Inc.†	1,971	49,709
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Repay Holdings Corp.†	14,487	$ 109,956
Resources Connection, Inc.	1,584	23,617
Riot Platforms, Inc.†	8,959	83,587
Sabre Corp.†	16,452	73,869
Strategic Education, Inc.	1,090	82,023
Stride, Inc.†	2,003	90,195
TriNet Group, Inc.†	3,004	349,906
TrueBlue, Inc.†	6,306	92,509
Upbound Group, Inc.	8,395	247,233
V2X, Inc.†	12,004	620,127
Viad Corp.†	1,034	27,091
		8,799,845
Computers — 2.3%
3D Systems Corp.†	6,608	32,445
CACI International, Inc., Class A†	667	209,391
Corsair Gaming, Inc.†	2,137	31,051
Insight Enterprises, Inc.†	1,600	232,800
Integral Ad Science Holding Corp.†	3,367	40,034
KBR, Inc.	2,750	162,085
Lumentum Holdings, Inc.†	11,532	521,016
NetScout Systems, Inc.†	3,572	100,087
OneSpan, Inc.†	1,781	19,146
Qualys, Inc.†	1,400	213,570
Rapid7, Inc.†	3,555	162,748
Science Applications International Corp.	5,022	530,022
Super Micro Computer, Inc.†	986	270,381
TTEC Holdings, Inc.	939	24,620
Unisys Corp.†	27,742	95,710
WNS Holdings, Ltd. ADR†	10,341	707,945
		3,353,051
Cosmetics/Personal Care — 0.7%
e.l.f. Beauty, Inc.†	5,944	652,830
Edgewell Personal Care Co.	6,980	257,981
Inter Parfums, Inc.	886	119,025
		1,029,836
Distribution/Wholesale — 0.9%
G-III Apparel Group, Ltd.†	2,009	50,064
MRC Global, Inc.†	10,200	104,550
OPENLANE, Inc.†	5,419	80,852
Resideo Technologies, Inc.†	9,763	154,255
Rush Enterprises, Inc., Class A	6,187	252,615
ScanSource, Inc.†	2,879	87,263
Titan Machinery, Inc.†	1,765	46,914
Veritiv Corp.	1,600	270,240
WESCO International, Inc.	2,104	302,597
		1,349,350
Diversified Financial Services — 3.3%
Artisan Partners Asset Management, Inc., Class A	3,390	126,854
AssetMark Financial Holdings, Inc.†	2,220	55,678
Avantax, Inc.†	4,563	116,721
B. Riley Financial, Inc.	817	33,489
Bread Financial Holdings, Inc.	2,486	85,021
BrightSphere Investment Group, Inc.	1,603	31,082
Encore Capital Group, Inc.†	10,778	514,757
Enova International, Inc.†	6,801	345,967
EZCORP, Inc., Class A†	2,579	21,277
Federated Hermes, Inc.	2,365	80,103
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,606	118,847
Houlihan Lokey, Inc.	5,080	544,170
International Money Express, Inc.†	8,246	139,605

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Moelis & Co., Class A	3,296	$ 148,748
Mr. Cooper Group, Inc.†	9,037	484,022
Navient Corp.	4,334	74,631
PennyMac Financial Services, Inc.	895	59,607
Perella Weinberg Partners	55,946	569,530
Piper Sandler Cos.	1,466	213,024
PJT Partners, Inc., Class A	1,190	94,534
PRA Group, Inc.†	1,943	37,325
Radian Group, Inc.	14,876	373,536
Stifel Financial Corp.	349	21,443
StoneX Group, Inc.†	1,698	164,570
Victory Capital Holdings, Inc., Class A	6,838	227,979
Virtus Investment Partners, Inc.	723	146,039
WisdomTree, Inc.	5,656	39,592
World Acceptance Corp.†	169	21,473
		4,889,624
Electric — 0.7%
Avista Corp.	3,788	122,617
Clearway Energy, Inc., Class A	1,290	25,697
Clearway Energy, Inc., Class C	4,854	102,711
IDACORP, Inc.	1,147	107,416
MGE Energy, Inc.	2,060	141,131
Northwestern Energy Group, Inc.	1,151	55,317
Otter Tail Corp.	2,065	156,775
Portland General Electric Co.	4,067	164,632
Unitil Corp.	3,434	146,666
		1,022,962
Electrical Components & Equipment — 0.5%
Belden, Inc.	1,606	155,059
Encore Wire Corp.	2,286	417,104
Energizer Holdings, Inc.	3,291	105,444
Insteel Industries, Inc.	962	31,226
Powell Industries, Inc.	452	37,471
		746,304
Electronics — 2.3%
Advanced Energy Industries, Inc.	1,864	192,216
Allient, Inc.	2,371	73,311
Atkore, Inc.†	2,918	435,336
Badger Meter, Inc.	1,451	208,755
Benchmark Electronics, Inc.	5,392	130,810
Brady Corp., Class A	2,273	124,833
CTS Corp.	1,552	64,780
ESCO Technologies, Inc.	7,018	732,960
Itron, Inc.†	2,251	136,366
Knowles Corp.†	25,235	373,730
Mesa Laboratories, Inc.	1,751	183,978
NEXTracker, Inc., Class A†	1,624	65,220
OSI Systems, Inc.†	3,142	370,882
Plexus Corp.†	1,360	126,453
Sanmina Corp.†	2,833	153,775
TTM Technologies, Inc.†	5,142	66,229
		3,439,634
Energy-Alternate Sources — 0.2%
Green Plains, Inc.†	5,096	153,390
REX American Resources Corp.†	1,819	74,070
Sunnova Energy International, Inc.†	2,333	24,426
SunPower Corp.†	4,250	26,222
		278,108
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 2.1%
Arcosa, Inc.	2,414	$ 173,567
Comfort Systems USA, Inc.	4,129	703,623
Dycom Industries, Inc.†	1,452	129,228
Frontdoor, Inc.†	3,977	121,656
Granite Construction, Inc.	2,174	82,655
IES Holdings, Inc.†	853	56,187
MasTec, Inc.†	2,200	158,334
MYR Group, Inc.†	3,648	491,605
NV5 Global, Inc.†	629	60,529
Primoris Services Corp.	26,963	882,499
Sterling Infrastructure, Inc.†	3,215	236,238
		3,096,121
Entertainment — 0.6%
Cinemark Holdings, Inc.†	5,359	98,338
Everi Holdings, Inc.†	6,938	91,720
Golden Entertainment, Inc.	1,072	36,641
Lions Gate Entertainment Corp., Class A†	6,927	58,741
Madison Square Garden Sports Corp.	824	145,271
Marriott Vacations Worldwide Corp.	1,259	126,693
Monarch Casino & Resort, Inc.	663	41,172
SeaWorld Entertainment, Inc.†	5,879	271,904
Six Flags Entertainment Corp.†	3,546	83,367
		953,847
Environmental Control — 0.8%
Enviri Corp.†	3,948	28,505
Heritage-Crystal Clean, Inc.†	2,811	127,479
PureCycle Technologies, Inc.†	18,076	101,406
Stericycle, Inc.†	16,047	717,461
Tetra Tech, Inc.	1,612	245,072
		1,219,923
Food — 1.4%
B&G Foods, Inc.	3,579	35,396
Calavo Growers, Inc.	880	22,203
Cal-Maine Foods, Inc.	2,012	97,421
Chefs' Warehouse, Inc.†	24,155	511,603
Hain Celestial Group, Inc.†	4,428	45,918
Hostess Brands, Inc.†	13,818	460,278
J&J Snack Foods Corp.	764	125,029
John B. Sanfilippo & Son, Inc.	1,684	166,379
Simply Good Foods Co.†	4,485	154,822
SpartanNash Co.	4,388	96,536
Tootsie Roll Industries, Inc.	862	25,739
TreeHouse Foods, Inc.†	2,540	110,693
United Natural Foods, Inc.†	11,966	169,199
		2,021,216
Forest Products & Paper — 0.1%
Mercer International, Inc.	2,174	18,653
Sylvamo Corp.	1,762	77,422
		96,075
Gas — 1.0%
Chesapeake Utilities Corp.	5,711	558,250
New Jersey Resources Corp.	2,039	82,845
Northwest Natural Holding Co.	3,341	127,493
ONE Gas, Inc.	10,833	739,677
		1,508,265
Hand/Machine Tools — 0.2%
Enerpac Tool Group Corp.	2,777	73,396
Franklin Electric Co., Inc.	1,970	175,783

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools (continued)
Kennametal, Inc.	3,946	$ 98,176
Luxfer Holdings PLC	1,211	15,804
		363,159
Healthcare-Products — 3.7%
Adaptive Biotechnologies Corp.†	817	4,453
Alphatec Holdings, Inc.†	5,525	71,659
AngioDynamics, Inc.†	8,262	60,395
Artivion, Inc.†	1,930	29,259
AtriCure, Inc.†	5,413	237,089
Avanos Medical, Inc.†	2,320	46,910
Axonics, Inc.†	960	53,875
BioLife Solutions, Inc.†	1,701	23,491
CONMED Corp.	1,522	153,494
Embecta Corp.	2,837	42,697
Envista Holdings Corp.†	20,440	569,867
Glaukos Corp.†	2,408	181,202
Haemonetics Corp.†	8,512	762,505
ICU Medical, Inc.†	7,820	930,658
Inari Medical, Inc.†	1,517	99,212
Inmode, Ltd.†	2,861	87,146
Inspire Medical Systems, Inc.†	648	128,589
Integer Holdings Corp.†	1,649	129,331
Lantheus Holdings, Inc.†	4,035	280,352
LeMaitre Vascular, Inc.	981	53,445
Merit Medical Systems, Inc.†	5,209	359,525
Natera, Inc.†	10,360	458,430
OmniAb, Inc.†	4,440	23,044
Omnicell, Inc.†	3,536	159,261
OraSure Technologies, Inc.†	3,634	21,550
Orthofix Medical, Inc.†	1,819	23,392
Quanterix Corp.†	1,535	41,660
Shockwave Medical, Inc.†	576	114,682
SI-BONE, Inc.†	3,504	74,425
STAAR Surgical Co.†	2,401	96,472
Tandem Diabetes Care, Inc.†	3,222	66,921
Treace Medical Concepts, Inc.†	2,800	36,708
UFP Technologies, Inc.†	348	56,185
Varex Imaging Corp.†	2,000	37,580
		5,515,464
Healthcare-Services — 2.1%
Addus HomeCare Corp.†	803	68,408
Agiliti, Inc.†	1,737	11,273
Apollo Medical Holdings, Inc.†	2,082	64,230
Community Health Systems, Inc.†	6,298	18,264
Enhabit, Inc.†	46,958	528,278
Ensign Group, Inc.	2,782	258,531
Fortrea Holdings, Inc.†	4,386	125,396
Fulgent Genetics, Inc.†	2,755	73,669
HealthEquity, Inc.†	3,820	279,051
Medpace Holdings, Inc.†	1,082	261,985
ModivCare, Inc.†	611	19,253
National HealthCare Corp.	2,364	151,249
OPKO Health, Inc.†	26,612	42,579
Pediatrix Medical Group, Inc. †	4,096	52,060
RadNet, Inc.†	2,986	84,175
Select Medical Holdings Corp.	5,161	130,418
Surgery Partners, Inc.†	1,316	38,493
Tenet Healthcare Corp.†	1,197	78,870
U.S. Physical Therapy, Inc.	8,332	764,294
		3,050,476
Security Description	Shares or Principal Amount	Value

Home Builders — 2.0%
Cavco Industries, Inc.†	3,018	$ 801,762
Century Communities, Inc.	1,411	94,226
Forestar Group, Inc.†	2,128	57,328
Green Brick Partners, Inc.†	1,258	52,220
Installed Building Products, Inc.	1,167	145,747
Landsea Homes Corp.†	9,882	88,839
LCI Industries	1,254	147,245
LGI Homes, Inc.†	1,793	178,385
M/I Homes, Inc.†	1,376	115,639
MDC Holdings, Inc.	2,952	121,711
Meritage Homes Corp.	3,469	424,571
Skyline Champion Corp.†	856	54,544
Taylor Morrison Home Corp.†	9,067	386,345
Tri Pointe Homes, Inc.†	9,702	265,350
Winnebago Industries, Inc.	1,496	88,937
		3,022,849
Home Furnishings — 1.1%
Ethan Allen Interiors, Inc.	1,130	33,787
iRobot Corp.†	1,366	51,771
MillerKnoll, Inc.	13,909	340,075
Sleep Number Corp.†	1,045	25,696
Snap One Holdings Corp.†	34,579	319,510
Sonos, Inc.†	55,981	722,715
Xperi, Inc.†	10,681	105,315
		1,598,869
Household Products/Wares — 0.4%
Central Garden & Pet Co.†	472	20,834
Central Garden & Pet Co., Class A†	8,072	323,607
Quanex Building Products Corp.	1,631	45,945
WD-40 Co.	671	136,374
		526,760
Housewares — 0.1%
Newell Brands, Inc.	18,865	170,351
Insurance — 3.5%
Ambac Financial Group, Inc.†	2,243	27,051
American Equity Investment Life Holding Co.†	4,758	255,219
AMERISAFE, Inc.	950	47,567
Assured Guaranty, Ltd.	2,755	166,733
Axis Capital Holdings, Ltd.	9,082	511,952
BRP Group, Inc., Class A†	1,795	41,698
Employers Holdings, Inc.	1,290	51,536
Essent Group, Ltd.	4,739	224,107
Genworth Financial, Inc., Class A†	22,926	134,346
Goosehead Insurance, Inc., Class A†	1,183	88,169
HCI Group, Inc.	298	16,178
Horace Mann Educators Corp.	2,022	59,406
Jackson Financial, Inc., Class A	8,046	307,518
James River Group Holdings, Ltd.	3,754	57,624
Kemper Corp.	17,736	745,444
Kinsale Capital Group, Inc.	69	28,575
Lincoln National Corp.	8,398	207,347
Mercury General Corp.	1,316	36,887
NMI Holdings, Inc., Class A†	7,699	208,566
Palomar Holdings, Inc.†	3,277	166,308
ProAssurance Corp.	2,578	48,698
Reinsurance Group of America, Inc.	5,063	735,097
RLI Corp.	1,288	175,026
Ryan Specialty Holdings, Inc.†	12,280	594,352
Safety Insurance Group, Inc.	732	49,915
SiriusPoint, Ltd.†	4,380	44,545

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Skyward Specialty Insurance Group, Inc.†	1,368	$ 37,429
Stewart Information Services Corp.	1,354	59,305
Trupanion, Inc.†	1,761	49,660
United Fire Group, Inc.	1,049	20,718
		5,196,976
Internet — 1.9%
Blade Air Mobility, Inc.†	13,261	34,346
Cargurus, Inc.†	4,296	75,266
Cars.com, Inc.†	5,642	95,124
Cogent Communications Holdings, Inc.	2,154	133,333
ePlus, Inc.†	1,334	84,736
HealthStream, Inc.	1,200	25,896
IAC, Inc.†	10,768	542,599
Liquidity Services, Inc.†	1,109	19,541
Magnite, Inc.†	4,716	35,559
Open Lending Corp.†	2,110	15,445
OptimizeRx Corp.†	2,665	20,734
Perficient, Inc.†	11,254	651,156
Q2 Holdings, Inc.†	1,700	54,859
QuinStreet, Inc.†	6,656	59,704
Shutterstock, Inc.	11,009	418,892
Squarespace, Inc., Class A†	3,077	89,141
TechTarget, Inc.†	1,253	38,041
TripAdvisor, Inc.†	5,330	88,371
Yelp, Inc.†	7,768	323,071
		2,805,814
Investment Companies — 0.4%
Compass Diversified Holdings	32,297	606,215
Iron/Steel — 0.6%
ATI, Inc.†	7,136	293,646
Carpenter Technology Corp.	2,404	161,573
Commercial Metals Co.	6,460	319,188
Haynes International, Inc.	630	29,308
Schnitzer Steel Industries, Inc., Class A	1,013	28,212
		831,927
Leisure Time — 0.2%
Acushnet Holdings Corp.	3,532	187,337
Vista Outdoor, Inc.†	2,872	95,121
		282,458
Lodging — 0.3%
Bluegreen Vacations Holding Corp.	5,346	196,091
Boyd Gaming Corp.	2,701	164,302
Hilton Grand Vacations, Inc.†	2,942	119,739
Marcus Corp.	1,218	18,879
		499,011
Machinery-Construction & Mining — 0.2%
Argan, Inc.	3,189	145,163
Astec Industries, Inc.	1,126	53,046
Bloom Energy Corp., Class A†	2,244	29,756
Terex Corp.	613	35,321
		263,286
Machinery-Diversified — 1.7%
Alamo Group, Inc.	511	88,332
Albany International Corp., Class A	10,194	879,538
Applied Industrial Technologies, Inc.	1,914	295,924
Cactus, Inc., Class A	7,733	388,274
CIRCOR International, Inc.†	1,009	56,252
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
DXP Enterprises, Inc.†	679	$ 23,724
Ichor Holdings, Ltd.†	1,448	44,830
Kornit Digital, Ltd.†	13,595	257,081
Lindsay Corp.	545	64,136
Tennant Co.	920	68,218
Watts Water Technologies, Inc., Class A	1,759	303,990
		2,470,299
Media — 0.5%
AMC Networks, Inc., Class A†	1,506	17,741
DISH Network Corp., Class A†	12,285	71,990
E.W. Scripps Co., Class A†	2,909	15,941
Gray Television, Inc.	3,579	24,767
Liberty Latin America, Ltd., Class C†	15,280	124,685
Scholastic Corp.	1,380	52,633
TEGNA, Inc.	26,527	386,498
Thryv Holdings, Inc.†	5,218	97,942
		792,197
Metal Fabricate/Hardware — 0.9%
AZZ, Inc.	1,238	56,428
Mueller Industries, Inc.	6,139	461,407
Olympic Steel, Inc.	813	45,699
Proto Labs, Inc.†	10,944	288,922
Ryerson Holding Corp.	1,171	34,064
Standex International Corp.	2,860	416,673
TimkenSteel Corp.†	1,915	41,594
		1,344,787
Mining — 0.1%
Century Aluminum Co.†	2,561	18,414
Compass Minerals International, Inc.	1,670	46,676
Constellium SE†	5,449	99,172
Kaiser Aluminum Corp.	793	59,681
		223,943
Miscellaneous Manufacturing — 1.6%
EnPro Industries, Inc.	3,719	450,706
Fabrinet †	3,553	592,001
Federal Signal Corp.	3,020	180,385
Hillenbrand, Inc.	3,461	146,435
John Bean Technologies Corp.	1,576	165,701
Materion Corp.	6,533	665,778
Myers Industries, Inc.	1,822	32,668
Sturm Ruger & Co., Inc.	877	45,709
Trinity Industries, Inc.	4,052	98,666
		2,378,049
Office Furnishings — 0.1%
HNI Corp.	2,304	79,788
Interface, Inc.	2,877	28,223
		108,011
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	7,581	22,895
Xerox Holdings Corp.	5,600	87,864
		110,759
Oil & Gas — 3.7%
California Resources Corp.	4,651	260,503
Callon Petroleum Co.†	2,767	108,245
Chord Energy Corp.	947	153,480
Civitas Resources, Inc.	693	56,043
CNX Resources Corp.†	2,286	51,618

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Comstock Resources, Inc.	4,550	$ 50,187
CVR Energy, Inc.	3,347	113,898
Delek US Holdings, Inc.	22,206	630,872
Gulfport Energy Corp.†	231	27,410
Helmerich & Payne, Inc.	5,478	230,953
Magnolia Oil & Gas Corp., Class A	2,053	47,034
Matador Resources Co.	11,985	712,868
Murphy Oil Corp.	5,595	253,733
Nabors Industries, Ltd.†	444	54,674
Noble Corp. PLC	3,902	197,636
Northern Oil & Gas, Inc.	4,898	197,047
Ovintiv, Inc.	3,799	180,718
Par Pacific Holdings, Inc.†	2,781	99,949
Patterson-UTI Energy, Inc.	31,559	436,777
PBF Energy, Inc., Class A	2,205	118,034
Permian Resources Corp.	39,514	551,615
SM Energy Co.	13,965	553,712
Talos Energy, Inc.†	4,975	81,789
Valaris, Ltd.†	708	53,086
Vital Energy, Inc.†	829	45,943
Weatherford International PLC†	1,850	167,111
		5,434,935
Oil & Gas Services — 1.1%
Archrock, Inc.	6,818	85,907
Bristow Group, Inc.†	1,186	33,410
ChampionX Corp.	5,790	206,240
Core Laboratories, Inc.	2,311	55,487
Dril-Quip, Inc.†	1,692	47,664
Helix Energy Solutions Group, Inc.†	7,018	78,391
Liberty Energy, Inc.	19,854	367,696
NOW, Inc.†	25,613	304,026
Oceaneering International, Inc.†	9,400	241,768
Oil States International, Inc.†	9,540	79,850
ProPetro Holding Corp.†	4,299	45,698
RPC, Inc.	4,215	37,682
Select Water Solutions, Inc.	5,029	39,980
US Silica Holdings, Inc.†	3,818	53,605
		1,677,404
Packaging & Containers — 0.5%
Clearwater Paper Corp.†	827	29,979
Graphic Packaging Holding Co.	17,874	398,232
Greif, Inc., Class A	632	42,224
O-I Glass, Inc.†	12,349	206,599
		677,034
Pharmaceuticals — 1.8%
Acelyrin, Inc.†	12,019	122,233
Aclaris Therapeutics, Inc.†	7,188	49,238
AdaptHealth Corp.†	4,043	36,791
Alector, Inc.†	8,877	57,523
Alkermes PLC†	2,723	76,271
Amneal Pharmaceuticals, Inc.†	11,728	49,492
Amphastar Pharmaceuticals, Inc.†	1,887	86,783
Arvinas, Inc.†	2,845	55,876
BellRing Brands, Inc.†	1,138	46,920
Catalyst Pharmaceuticals, Inc.†	10,055	117,543
Collegium Pharmaceutical, Inc.†	1,720	38,442
Corcept Therapeutics, Inc.†	4,467	121,704
Enanta Pharmaceuticals, Inc.†	2,375	26,529
Harmony Biosciences Holdings, Inc.†	1,663	54,497
Herbalife, Ltd.†	9,477	132,583
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Ironwood Pharmaceuticals, Inc.†	6,797	$ 65,455
Kura Oncology, Inc.†	8,819	80,429
Longboard Pharmaceuticals, Inc.†	12,251	68,116
Madrigal Pharmaceuticals, Inc.†	806	117,708
Option Care Health, Inc.†	6,923	223,959
Owens & Minor, Inc.†	3,789	61,230
Pacira BioSciences, Inc.†	10,530	323,060
Phibro Animal Health Corp., Class A	1,007	12,859
PMV Pharmaceuticals, Inc.†	6,670	40,954
Premier, Inc., Class A	5,895	126,743
Prestige Consumer Healthcare, Inc.†	2,452	140,230
Protagonist Therapeutics, Inc.†	3,499	58,363
Supernus Pharmaceuticals, Inc.†	2,703	74,522
USANA Health Sciences, Inc.†	2,573	150,804
Y-mAbs Therapeutics, Inc.†	163	888
		2,617,745
Real Estate — 0.9%
Anywhere Real Estate, Inc.†	5,470	35,172
Cushman & Wakefield PLC†	8,322	63,414
eXp World Holdings, Inc.	3,802	61,744
Kennedy-Wilson Holdings, Inc.	33,156	488,719
Marcus & Millichap, Inc.	1,181	34,651
McGrath RentCorp	6,203	621,789
St. Joe Co.	1,763	95,784
		1,401,273
REITS — 5.6%
Acadia Realty Trust	4,712	67,617
Agree Realty Corp.	5,713	315,586
Alexander & Baldwin, Inc.	3,595	60,144
American Assets Trust, Inc.	2,405	46,777
Apollo Commercial Real Estate Finance, Inc.	6,438	65,217
Apple Hospitality REIT, Inc.	22,704	348,279
Arbor Realty Trust, Inc.	9,233	140,157
Armada Hoffler Properties, Inc.	4,504	46,121
ARMOUR Residential REIT, Inc.†	11,303	48,038
Blackstone Mtg. Trust, Inc., Class A	8,530	185,527
Brandywine Realty Trust	22,939	104,143
BrightSpire Capital, Inc.	3,030	18,968
Broadstone Net Lease, Inc.	3,629	51,895
CareTrust REIT, Inc.	7,073	144,996
Centerspace	740	44,592
Chatham Lodging Trust	2,419	23,150
Community Healthcare Trust, Inc.	2,366	70,270
COPT Defense Properties	3,371	80,331
DiamondRock Hospitality Co.	14,987	120,346
Douglas Emmett, Inc.	45,161	576,254
Dynex Capital, Inc.	943	11,259
Easterly Government Properties, Inc.	4,625	52,864
Ellington Financial, Inc.	3,367	41,986
Elme Communities	4,348	59,307
Equity Commonwealth	1,013	18,609
Essential Properties Realty Trust, Inc.	10,895	235,659
First Industrial Realty Trust, Inc.	883	42,022
Four Corners Property Trust, Inc.	4,484	99,500
Franklin BSP Realty Trust, Inc.	4,070	53,887
Getty Realty Corp.	2,275	63,086
Global Medical REIT, Inc.	1,101	9,876
Global Net Lease, Inc.	9,621	92,458
Highwoods Properties, Inc.	5,232	107,832
Hudson Pacific Properties, Inc.	6,280	41,762
Innovative Industrial Properties, Inc.	1,911	144,586

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Invesco Mtg. Capital, Inc.	2,207	$ 22,092
JBG SMITH Properties	4,660	67,384
Kite Realty Group Trust	5,539	118,645
KKR Real Estate Finance Trust, Inc.	4,124	48,952
Ladder Capital Corp.	4,825	49,505
LTC Properties, Inc.	2,050	65,867
LXP Industrial Trust	20,142	179,264
Macerich Co.	10,656	116,257
MFA Financial, Inc.	19,731	189,615
National Storage Affiliates Trust	1,454	46,150
New York Mtg. Trust, Inc.	4,517	38,349
NexPoint Residential Trust, Inc.	1,131	36,396
Outfront Media, Inc.	7,190	72,619
Pebblebrook Hotel Trust	5,966	81,078
PennyMac Mtg. Investment Trust	8,051	99,832
Phillips Edison & Co., Inc.	10,254	343,919
Physicians Realty Trust	10,632	129,604
Piedmont Office Realty Trust, Inc., Class A	5,771	32,433
Plymouth Industrial REIT, Inc.	4,563	95,595
PotlatchDeltic Corp.	2,819	127,954
Ready Capital Corp.	7,822	79,080
Redwood Trust, Inc.	5,653	40,306
Retail Opportunity Investments Corp.	12,633	156,397
RLJ Lodging Trust	11,040	108,082
RPT Realty	5,681	59,991
Ryman Hospitality Properties, Inc.	2,436	202,870
Sabra Health Care REIT, Inc.	5,100	71,094
Safehold, Inc.	2,216	39,445
Saul Centers, Inc.	640	22,573
Service Properties Trust	8,192	62,996
SITE Centers Corp.	15,803	194,851
SL Green Realty Corp.	4,622	172,401
STAG Industrial, Inc.	3,547	122,407
Summit Hotel Properties, Inc.	5,326	30,891
Sunstone Hotel Investors, Inc.	10,257	95,903
Tanger Factory Outlet Centers, Inc.	5,207	117,678
Terreno Realty Corp.	11,288	641,158
Two Harbors Investment Corp.	4,761	63,036
UMH Properties, Inc.	2,565	35,961
Uniti Group, Inc.	11,817	55,776
Universal Health Realty Income Trust	630	25,471
Urban Edge Properties	5,824	88,874
Veris Residential, Inc.	5,691	93,902
Whitestone REIT	2,329	22,428
Xenia Hotels & Resorts, Inc.	5,310	62,552
		8,260,734
Retail — 4.5%
Abercrombie & Fitch Co., Class A†	4,441	250,339
Academy Sports & Outdoors, Inc.	3,785	178,917
Advance Auto Parts, Inc.	2,943	164,602
American Eagle Outfitters, Inc.	9,189	152,629
America's Car-Mart, Inc.†	296	26,933
Asbury Automotive Group, Inc.†	4,903	1,128,033
Beacon Roofing Supply, Inc.†	5,200	401,284
BJ's Restaurants, Inc.†	1,167	27,378
BJ's Wholesale Club Holdings, Inc.†	3,956	282,340
Bloomin' Brands, Inc.	10,065	247,498
BlueLinx Holdings, Inc.†	865	71,008
Boot Barn Holdings, Inc.†	3,834	311,282
Brinker International, Inc.†	2,193	69,277
Buckle, Inc.	1,474	49,217
Security Description	Shares or Principal Amount	Value

Retail (continued)
Caleres, Inc.	1,688	$ 48,547
Cava Group, Inc.†	4,774	146,228
Cheesecake Factory, Inc.	2,335	70,751
Chico's FAS, Inc.†	6,112	45,718
Chuy's Holdings, Inc.†	893	31,773
Cracker Barrel Old Country Store, Inc.	1,097	73,718
Dave & Buster's Entertainment, Inc.†	1,700	63,019
Designer Brands, Inc., Class A	2,438	30,865
Dine Brands Global, Inc.	1,690	83,570
FirstCash Holdings, Inc.	1,526	153,180
Foot Locker, Inc.	4,045	70,181
GMS, Inc.†	7,202	460,712
Group 1 Automotive, Inc.	926	248,825
Guess?, Inc.	1,352	29,257
Haverty Furniture Cos., Inc.	665	19,139
Hibbett, Inc.	631	29,979
Jack in the Box, Inc.	995	68,715
Kura Sushi USA, Inc., Class A†	615	40,664
La-Z-Boy, Inc.	2,143	66,176
Leslie's, Inc.†	9,109	51,557
Lithia Motors, Inc.	205	60,543
MarineMax, Inc.†	987	32,393
Movado Group, Inc.	773	21,142
National Vision Holdings, Inc.†	3,869	62,600
Nu Skin Enterprises, Inc., Class A	2,473	52,452
ODP Corp.†	4,835	223,135
Papa John's International, Inc.	1,621	110,585
Patrick Industries, Inc.	1,034	77,612
PC Connection, Inc.	559	29,839
PriceSmart, Inc.	1,276	94,973
Sally Beauty Holdings, Inc.†	5,335	44,707
Shake Shack, Inc., Class A†	1,856	107,778
Shoe Carnival, Inc.	893	21,459
Signet Jewelers, Ltd.	5,106	366,662
Sonic Automotive, Inc., Class A	788	37,635
Victoria's Secret & Co.†	3,819	63,701
Wingstop, Inc.	586	105,386
		6,705,913
Savings & Loans — 0.9%
Axos Financial, Inc.†	4,539	171,846
Banc of California, Inc.	5,516	68,288
Berkshire Hills Bancorp, Inc.	2,179	43,689
Brookline Bancorp, Inc.	4,389	39,984
Capitol Federal Financial, Inc.	6,270	29,908
HomeTrust Bancshares, Inc.	967	20,955
Northfield Bancorp, Inc.	1,960	18,522
Northwest Bancshares, Inc.	6,292	64,367
OceanFirst Financial Corp.	15,563	225,197
Pacific Premier Bancorp, Inc.	15,888	345,723
Provident Financial Services, Inc.	3,740	57,185
Washington Federal, Inc.	6,022	154,284
WSFS Financial Corp.	3,023	110,339
		1,350,287
Semiconductors — 3.5%
ACM Research, Inc., Class A†	7,498	135,751
Allegro MicroSystems, Inc.†	14,474	462,300
Alpha & Omega Semiconductor, Ltd.†	1,109	33,093
Ambarella, Inc.†	462	24,500
Axcelis Technologies, Inc.†	3,511	572,469
CEVA, Inc.†	1,170	22,686
Cirrus Logic, Inc.†	639	47,260

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Cohu, Inc.†	6,180	$ 212,839
Diodes, Inc.†	2,265	178,573
FormFactor, Inc.†	3,844	134,309
Kulicke & Soffa Industries, Inc.	2,796	135,969
MACOM Technology Solutions Holdings, Inc.†	14,384	1,173,447
MaxLinear, Inc.†	5,062	112,629
Onto Innovation, Inc.†	3,092	394,292
Photronics, Inc.†	3,095	62,550
Power Integrations, Inc.	1,421	108,437
Rambus, Inc.†	10,561	589,198
Semtech Corp.†	9,038	232,728
Silicon Laboratories, Inc.†	378	43,806
SiTime Corp.†	847	96,770
SMART Global Holdings, Inc.†	7,719	187,958
Ultra Clean Holdings, Inc.†	4,349	129,035
Veeco Instruments, Inc.†	6,400	179,904
		5,270,503
Software — 4.4%
Adeia, Inc.	11,590	123,781
Agilysys, Inc.†	1,004	66,425
Asana, Inc., Class A†	6,259	114,602
AvePoint, Inc.†	30,294	203,576
Avid Technology, Inc.†	6,505	174,789
BlackLine, Inc.†	2,244	124,475
Box, Inc., Class A†	39,355	952,785
Braze, Inc.†	2,439	113,974
C3.ai, Inc., Class A†	1,212	30,930
Cerence, Inc.†	1,997	40,679
CommVault Systems, Inc.†	12,980	877,578
Consensus Cloud Solutions, Inc.†	905	22,788
CSG Systems International, Inc.	1,506	76,987
Digi International, Inc.†	1,781	48,087
Digital Turbine, Inc.†	4,479	27,098
Donnelley Financial Solutions, Inc.†	6,562	369,309
DoubleVerify Holdings, Inc.†	6,216	173,737
Duolingo, Inc.†	664	110,138
Ebix, Inc.	1,209	11,945
Envestnet, Inc.†	1,900	83,657
Health Catalyst, Inc.†	19,985	202,248
MicroStrategy, Inc., Class A†	68	22,323
N-able, Inc.†	3,434	44,299
NextGen Healthcare, Inc.†	2,687	63,762
Oddity Tech, Ltd., Class A†	1,436	40,711
Olo, Inc., Class A†	14,401	87,270
Outset Medical, Inc.†	5,474	59,557
PDF Solutions, Inc.†	2,865	92,826
Phreesia, Inc.†	13,497	252,124
Privia Health Group, Inc.†	5,055	116,265
Progress Software Corp.	2,147	112,889
Schrodinger, Inc.†	2,701	76,357
Simulations Plus, Inc.	789	32,901
Sprout Social, Inc., Class A†	1,417	70,680
SPS Commerce, Inc.†	2,997	511,318
Veradigm, Inc.†	12,754	167,588
Verra Mobility Corp.†	29,884	558,831
Workiva, Inc.†	2,472	250,512
Zuora, Inc., Class A†	3,871	31,897
		6,541,698
Telecommunications — 1.9%
A10 Networks, Inc.	3,449	51,838
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
ADTRAN Holdings, Inc.	3,505	$ 28,846
ATN International, Inc.	525	16,569
Aviat Networks, Inc.†	2,107	65,738
Calix, Inc.†	3,761	172,404
Ciena Corp.†	11,859	560,456
Clearfield, Inc.†	642	18,400
Consolidated Communications Holdings, Inc.†	3,695	12,637
Credo Technology Group Holding, Ltd.†	22,105	337,101
EchoStar Corp., Class A†	3,134	52,495
Extreme Networks, Inc.†	8,712	210,918
Gogo, Inc.†	5,598	66,784
Harmonic, Inc.†	5,540	53,350
InterDigital, Inc.	1,307	104,874
Iridium Communications, Inc.	1,025	46,627
Lumen Technologies, Inc.†	49,901	70,859
Ooma, Inc.†	6,857	89,210
Shenandoah Telecommunications Co.	2,488	51,278
Telephone & Data Systems, Inc.	4,847	88,749
Viasat, Inc.†	3,685	68,025
Viavi Solutions, Inc.†	70,733	646,500
		2,813,658
Textiles — 0.1%
UniFirst Corp.	748	121,931
Transportation — 1.3%
ArcBest Corp.	3,997	406,295
Dorian LPG, Ltd.	3,680	105,726
Eagle Bulk Shipping, Inc.	530	22,276
Forward Air Corp.	5,658	388,931
Heartland Express, Inc.	2,269	33,332
Hub Group, Inc., Class A†	4,596	360,970
Marten Transport, Ltd.	2,858	56,331
Matson, Inc.	3,215	285,235
Radiant Logistics, Inc.†	7,485	42,290
RXO, Inc.†	5,791	114,257
Safe Bulkers, Inc.	6,180	20,023
Teekay Tankers, Ltd., Class A	1,921	79,971
World Kinect Corp.	2,980	66,841
		1,982,478
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	1,529	61,160
Water — 0.7%
American States Water Co.	3,483	274,042
California Water Service Group	2,857	135,165
Middlesex Water Co.	879	58,234
SJW Group	8,420	506,126
		973,567
Total Common Stocks (cost $140,675,709)		145,251,833
UNAFFILIATED INVESTMENT COMPANIES — 0.7%
iShares Core S&P Small-Cap ETF (cost $1,189,606)	12,061	1,137,714
WARRANTS — 0.0%
Oil & Gas — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026† (cost $0)	231	3,396
Total Long-Term Investment Securities (cost $141,865,315)		146,392,943

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45%(2)	1,389,048	$ 1,389,326
U.S. Government — 0.1%
United States Treasury Bills
3.97%, 10/05/2023(3)	$ 70,000	69,969
Total Short-Term Investments (cost $1,459,310)		1,459,295
TOTAL INVESTMENTS (cost $143,324,625)(4)	99.5%	147,852,238
Other assets less liabilities	0.5	683,756
NET ASSETS	100.0%	$148,535,994
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of September 30, 2023.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
8	Long	E-Mini Russell 2000 Index	December 2023	$749,252	$719,440	$(29,812)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$ 5,424,321	$ —	$ 0	$ 5,424,321
Other Industries	139,827,512	—	—	139,827,512
Unaffiliated Investment Companies	1,137,714	—	—	1,137,714
Warrants	3,396	—	—	3,396
Short-Term Investments:
U.S. Government	—	69,969	—	69,969
Other Short-Term Investments	1,389,326	—	—	1,389,326
Total Investments at Value	$147,782,269	$69,969	$ 0	$147,852,238
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 29,812	$ —	$—	$ 29,812
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Internet	9.5%
Software	7.4
U.S. Government & Agency Obligations	6.3
Pharmaceuticals	5.8
Banks	5.5
Computers	5.1
Semiconductors	4.6
Oil & Gas	3.9
Retail	3.4
Short-Term Investments	3.3
Insurance	2.8
Repurchase Agreements	2.8
Diversified Financial Services	2.6
Collateralized Mortgage Obligations	2.5
Commercial Services	2.5
REITS	2.4
Electric	2.4
Telecommunications	1.9
Auto Manufacturers	1.8
Healthcare-Products	1.8
Biotechnology	1.7
Building Materials	1.6
Healthcare-Services	1.4
Chemicals	1.4
Food	1.3
Beverages	1.2
Agriculture	1.2
Cosmetics/Personal Care	1.1
Transportation	0.9
Aerospace/Defense	0.9
Electrical Components & Equipment	0.9
Pipelines	0.9
Electronics	0.9
Machinery-Construction & Mining	0.8
Apparel	0.7
Media	0.7
Entertainment	0.6
Mining	0.6
Engineering & Construction	0.5
Distribution/Wholesale	0.5
Iron/Steel	0.5
Lodging	0.5
Machinery-Diversified	0.5
Gas	0.4
Purchased Options	0.4
Home Builders	0.4
Miscellaneous Manufacturing	0.4
Packaging & Containers	0.3
Toys/Games/Hobbies	0.3
Auto Parts & Equipment	0.3
Unaffiliated Investment Companies	0.3
Investment Companies	0.3
Environmental Control	0.2
Airlines	0.2
Metal Fabricate/Hardware	0.2
Private Equity	0.2
Advertising	0.2
Oil & Gas Services	0.1
Leisure Time	0.1
Coal	0.1
Real Estate	0.1
Other Asset Backed Securities	0.1

Food Service	0.1%
Trucking & Leasing	0.1
104.4%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.5%
Advertising — 0.1%
Trade Desk, Inc., Class A†	1,220	$ 95,343
Aerospace/Defense — 0.7%
Astronics Corp.†	522	8,279
BAE Systems PLC	27,303	332,391
Barnes Group, Inc.	213	7,236
Boeing Co.†	518	99,290
Dassault Aviation SA	410	77,331
HEICO Corp.	657	106,388
L3Harris Technologies, Inc.	647	112,656
Lockheed Martin Corp.	273	111,646
RTX Corp.	1,356	97,591
Thales SA	1,625	228,670
TransDigm Group, Inc.†	123	103,705
		1,285,183
Agriculture — 1.2%
Andersons, Inc.	505	26,013
Archer-Daniels-Midland Co.	1,444	108,906
Dole PLC	681	7,886
Imperial Brands PLC	13,558	275,757
Philip Morris International, Inc.	17,779	1,645,980
Turning Point Brands, Inc.	279	6,442
Vector Group, Ltd.	949	10,097
		2,081,081
Airlines — 0.2%
Copa Holdings SA, Class A	925	82,436
Delta Air Lines, Inc.	2,746	101,602
Deutsche Lufthansa AG†	7,129	56,574
Qantas Airways, Ltd.†	42,215	140,596
		381,208
Apparel — 0.7%
Hermes International SCA	180	329,190
LVMH Moet Hennessy Louis Vuitton SE	830	628,654
PRADA SpA	15,300	90,069
Shenzhou International Group Holdings, Ltd.	10,200	97,689
		1,145,602
Auto Manufacturers — 1.7%
Bayerische Motoren Werke AG	1,513	154,171
Blue Bird Corp.†	360	7,686
BYD Co., Ltd.	3,500	108,161
Cummins, Inc.	500	114,230
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	2,238	210,585
Ford Motor Co.	8,551	106,204
General Motors Co.	15,996	527,388
Kia Corp.	1,449	86,970
Stellantis NV	18,352	353,167
Tesla, Inc.†	4,420	1,105,972
Toyota Motor Corp.	1,500	26,875
TuSimple Holdings, Inc., Class A†	6,183	9,646
Volkswagen AG (Preference Shares)	2,134	245,787
		3,056,842
Auto Parts & Equipment — 0.3%
Adient PLC†	216	7,927
Aeva Technologies, Inc.†	4,432	3,390
Allison Transmission Holdings, Inc.	2,283	134,834
American Axle & Manufacturing Holdings, Inc.†	3,858	28,009
Aptiv PLC†	1,377	135,758
Dana, Inc.	557	8,171
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Gentherm, Inc.†	131	$ 7,108
Goodyear Tire & Rubber Co.†	700	8,701
NGK Insulators, Ltd.	6,500	86,209
Shyft Group, Inc.	488	7,305
Standard Motor Products, Inc.	101	3,396
Titan International, Inc.†	846	11,362
Visteon Corp.†	343	47,358
		489,528
Banks — 4.9%
Abu Dhabi Islamic Bank PJSC	33,446	102,506
AIB Group PLC	18,771	84,542
Amalgamated Financial Corp.	405	6,974
Associated Banc-Corp	456	7,802
Banco Bilbao Vizcaya Argentaria SA	44,325	361,311
Banco do Brasil SA	5,700	53,501
Bank Central Asia Tbk PT	129,700	74,060
Bank Hapoalim BM	4,474	39,781
Bank Leumi Le-Israel BM	22,050	182,319
Bank Mandiri Persero Tbk PT	279,000	108,766
Bank of Ireland Group PLC	12,890	126,604
Bank of N.T. Butterfield & Son, Ltd.	408	11,049
Bank of New York Mellon Corp.	10,779	459,724
Banner Corp.	775	32,844
Cathay General Bancorp	1,022	35,525
Central Pacific Financial Corp.	527	8,790
Citigroup, Inc.	27,913	1,148,062
ConnectOne Bancorp, Inc.	552	9,842
Customers Bancorp, Inc.†	870	29,971
DBS Group Holdings, Ltd.	12,600	310,069
DNB Bank ASA	1,263	25,457
East West Bancorp, Inc.	2,099	110,638
Eastern Bankshares, Inc.	652	8,176
Enterprise Financial Services Corp.	569	21,337
Erste Group Bank AG	2,970	103,056
Fifth Third Bancorp	4,326	109,578
First BanCorp/Puerto Rico	3,342	44,983
First Financial Corp.	178	6,018
Fulton Financial Corp.	266	3,221
Goldman Sachs Group, Inc.	863	279,241
Grupo Financiero Banorte SAB de CV, Class O	21,383	179,223
Hancock Whitney Corp.	951	35,177
Hanmi Financial Corp.	675	10,955
Heartland Financial USA, Inc.	654	19,247
Heritage Commerce Corp.	944	7,996
Hilltop Holdings, Inc.	296	8,395
Hope Bancorp, Inc.	2,088	18,479
ICICI Bank, Ltd.	30,389	348,751
Independent Bank Corp.	374	6,859
International Bancshares Corp.	205	8,885
Israel Discount Bank, Ltd., Class A	16,271	87,831
JPMorgan Chase & Co.	11,326	1,642,496
Lloyds Banking Group PLC	565,860	306,333
Mizrahi Tefahot Bank, Ltd.	2,640	95,566
National Australia Bank, Ltd.	13,047	243,856
National Bank Holdings Corp., Class A	282	8,392
Nordea Bank Abp	29,051	319,399
NU Holdings, Ltd.†	15,193	110,149
OFG Bancorp	793	23,679
Pathward Financial, Inc.	646	29,774
Peapack-Gladstone Financial Corp.	255	6,541
Preferred Bank	320	19,920
Premier Financial Corp.	431	7,353

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
QCR Holdings, Inc.	180	$ 8,734
S&T Bancorp, Inc.	272	7,366
SouthState Corp.	55	3,705
TrustCo Bank Corp.	268	7,314
UBS Group AG	17,884	443,315
UMB Financial Corp.	123	7,632
Wells Fargo & Co.	19,186	783,940
WesBanco, Inc.	417	10,183
Westamerica BanCorp	599	25,907
		8,749,099
Beverages — 1.2%
Carlsberg A/S, Class B	263	33,233
Coca-Cola Co.	29,255	1,637,695
Coca-Cola Consolidated, Inc.	71	45,179
Coca-Cola HBC AG	7,753	212,743
Keurig Dr Pepper, Inc.	4,174	131,773
PepsiCo, Inc.	750	127,080
Primo Water Corp.	497	6,858
		2,194,561
Biotechnology — 1.6%
2seventy bio, Inc.†	1,569	6,151
ACADIA Pharmaceuticals, Inc.†	1,841	38,366
Agenus, Inc.†	6,886	7,781
Amgen, Inc.	495	133,036
Arcellx, Inc.†	867	31,108
Arcturus Therapeutics Holdings, Inc.†	1,296	33,113
Arrowhead Pharmaceuticals, Inc.†	1,060	28,482
Biohaven, Ltd.†	1,832	47,650
Bio-Rad Laboratories, Inc., Class A†	291	104,309
Cabaletta Bio, Inc.†	1,267	19,284
Cogent Biosciences, Inc.†	599	5,840
Corteva, Inc.	2,505	128,156
Dyne Therapeutics, Inc.†	798	7,150
Exelixis, Inc.†	5,835	127,495
Fate Therapeutics, Inc.†	2,892	6,131
Genelux Corp.†	323	7,910
IGM Biosciences, Inc.†	774	6,463
ImmunoGen, Inc.†	1,628	25,836
Incyte Corp.†	6,685	386,192
Keros Therapeutics, Inc.†	210	6,695
Kiniksa Pharmaceuticals, Ltd., Class A†	878	15,251
Ligand Pharmaceuticals, Inc.†	122	7,310
MacroGenics, Inc.†	907	4,227
Novavax, Inc.†	4,313	31,226
PTC Therapeutics, Inc.†	993	22,253
RAPT Therapeutics, Inc.†	437	7,263
Regeneron Pharmaceuticals, Inc.†	150	123,444
Sutro Biopharma, Inc.†	1,499	5,202
Tenaya Therapeutics, Inc.†	1,265	3,226
TG Therapeutics, Inc.†	732	6,120
Vertex Pharmaceuticals, Inc.†	4,058	1,411,129
Zymeworks, Inc.†	1,560	9,890
		2,803,689
Building Materials — 1.5%
AAON, Inc.	119	6,768
American Woodmark Corp.†	365	27,598
Apogee Enterprises, Inc.	193	9,086
Boise Cascade Co.	488	50,284
Builders FirstSource, Inc.†	6,741	839,187
Cie de Saint-Gobain	5,023	302,065
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
CRH PLC	5,006	$ 277,417
Fortune Brands Innovations, Inc.	1,672	103,932
Holcim, Ltd.	2,292	147,183
JELD-WEN Holding, Inc.†	1,483	19,813
Johnson Controls International PLC	2,079	110,624
Martin Marietta Materials, Inc.	949	389,545
Masonite International Corp.†	137	12,771
Modine Manufacturing Co.†	1,067	48,815
Owens Corning	926	126,316
PGT Innovations, Inc.†	374	10,378
Simpson Manufacturing Co., Inc.	167	25,018
SPX Technologies, Inc.†	351	28,571
UFP Industries, Inc.	577	59,085
UltraTech Cement, Ltd.	757	75,480
		2,669,936
Chemicals — 0.9%
AdvanSix, Inc.	618	19,207
American Vanguard Corp.	626	6,842
Arkema SA	843	83,386
Avient Corp.	201	7,099
CF Industries Holdings, Inc.	1,510	129,467
Dow, Inc.	2,071	106,781
Ecolab, Inc.	587	99,438
Element Solutions, Inc.	5,351	104,933
Hansol Chemical Co., Ltd.	342	42,503
Huntsman Corp.	4,284	104,530
Innospec, Inc.	264	26,981
Lightwave Logic, Inc.†	2,929	13,093
Linde PLC	288	107,237
Minerals Technologies, Inc.	151	8,269
Olin Corp.	2,182	109,056
Orion SA	530	11,278
PPG Industries, Inc.	843	109,421
Sherwin-Williams Co.	434	110,692
Shin-Etsu Chemical Co., Ltd.	11,200	325,493
Tronox Holdings PLC	2,675	35,952
Yara International ASA	2,704	102,456
		1,664,114
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	224	58,180
Arch Resources, Inc.	166	28,330
CONSOL Energy, Inc.	426	44,692
Peabody Energy Corp.	395	10,266
SunCoke Energy, Inc.	1,670	16,950
Warrior Met Coal, Inc.	1,091	55,728
		214,146
Commercial Services — 2.1%
AMN Healthcare Services, Inc.†	95	8,092
Arlo Technologies, Inc.†	1,898	19,549
Automatic Data Processing, Inc.	5,860	1,409,799
Barrett Business Services, Inc.	89	8,031
Brink's Co.	544	39,516
Cimpress PLC†	399	27,934
Cintas Corp.	221	106,303
CoreCivic, Inc.†	810	9,112
Coursera, Inc.†	705	13,176
Forrester Research, Inc.†	139	4,017
Franklin Covey Co.†	202	8,670
Global Payments, Inc.	868	100,159
Green Dot Corp., Class A†	565	7,870
Heidrick & Struggles International, Inc.	491	12,285

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Huron Consulting Group, Inc.†	92	$ 9,583
Insperity, Inc.	80	7,808
International Container Terminal Services, Inc.	24,800	90,826
Korn Ferry	728	34,536
Laureate Education, Inc.	3,133	44,175
LiveRamp Holdings, Inc.†	1,465	42,251
PayPal Holdings, Inc.†	19,028	1,112,377
Perdoceo Education Corp.	1,328	22,709
PROG Holdings, Inc.†	218	7,240
Recruit Holdings Co., Ltd.	10,600	326,923
Resources Connection, Inc.	488	7,276
SP Plus Corp.†	248	8,953
StoneCo, Ltd., Class A†	3,215	34,304
Triton International, Ltd.	658	54,134
Udemy, Inc.†	375	3,563
WEX, Inc.†	530	99,688
		3,680,859
Computers — 5.0%
Apple, Inc.	43,803	7,499,512
AURAS Technology Co., Ltd.	4,000	39,630
Fortinet, Inc.†	1,833	107,560
Fujitsu, Ltd.	2,200	259,101
Integral Ad Science Holding Corp.†	996	11,842
Leidos Holdings, Inc.	4,411	406,518
NetApp, Inc.	748	56,758
NetScout Systems, Inc.†	291	8,154
OneSpan, Inc.†	671	7,213
PlayAGS, Inc.†	822	5,359
Pure Storage, Inc., Class A†	2,919	103,975
Qualys, Inc.†	359	54,766
Rapid7, Inc.†	975	44,636
Super Micro Computer, Inc.†	251	68,829
Tata Consultancy Services, Ltd.	3,684	156,381
Unisys Corp.†	1,924	6,638
		8,836,872
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	1,540	109,510
e.l.f. Beauty, Inc.†	70	7,688
Inter Parfums, Inc.	337	45,273
Kenvue, Inc.	4,955	99,496
L'Oreal SA	1,022	424,856
Procter & Gamble Co.	4,658	679,416
Unilever PLC	6,754	334,731
		1,700,970
Distribution/Wholesale — 0.5%
A-Mark Precious Metals, Inc.	377	11,057
Hudson Technologies, Inc.†	920	12,236
ITOCHU Corp.	2,800	101,290
LKQ Corp.	2,094	103,674
Marubeni Corp.	18,300	285,570
Mitsui & Co., Ltd.	9,400	341,115
Resideo Technologies, Inc.†	509	8,042
Titan Machinery, Inc.†	318	8,453
		871,437
Diversified Financial Services — 2.3%
Affiliated Managers Group, Inc.	898	117,045
Ally Financial, Inc.	3,745	99,917
American Express Co.	1,004	149,787
Ameriprise Financial, Inc.	1,562	514,960
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Apollo Global Management, Inc.	1,227	$ 110,135
B3 SA - Brasil Bolsa Balcao	24,400	59,658
BGC Group, Inc., Class A	7,042	37,182
Bread Financial Holdings, Inc.	1,212	41,450
Capital One Financial Corp.	1,183	114,810
Charles Schwab Corp.	1,909	104,804
Discover Financial Services	11,131	964,278
Enova International, Inc.†	242	12,311
Hong Kong Exchanges & Clearing, Ltd.	700	26,155
Intercontinental Exchange, Inc.	977	107,490
Jefferies Financial Group, Inc.	2,924	107,106
Julius Baer Group, Ltd.	1,989	127,899
Mastercard, Inc., Class A	1,249	494,492
Mr. Cooper Group, Inc.†	955	51,150
Nasdaq, Inc.	2,064	100,290
Navient Corp.	2,509	43,205
PennyMac Financial Services, Inc.	263	17,516
SEI Investments Co.	1,864	112,269
SLM Corp.	7,247	98,704
StoneX Group, Inc.†	295	28,591
Synchrony Financial	3,580	109,441
Virtu Financial, Inc., Class A	6,317	109,095
Virtus Investment Partners, Inc.	118	23,835
Western Union Co.	9,334	123,022
		4,006,597
Electric — 1.8%
AES Corp.	5,025	76,380
ALLETE, Inc.	587	30,994
American Electric Power Co., Inc.	1,537	115,613
Black Hills Corp.	154	7,791
Constellation Energy Corp.	1,024	111,698
Dominion Energy, Inc.	2,371	105,913
DTE Energy Co.	1,150	114,172
Duke Energy Corp.	1,251	110,413
E.ON SE	25,661	303,857
Edison International	1,549	98,036
Enel SpA	32,811	201,892
Eversource Energy	1,745	101,472
Exelon Corp.	1,932	73,010
NextEra Energy, Inc.	1,589	91,034
NRG Energy, Inc.	3,095	119,219
Otter Tail Corp.	116	8,807
PG&E Corp.†	6,472	104,393
Pinnacle West Capital Corp.	714	52,608
PNM Resources, Inc.	967	43,138
Portland General Electric Co.	353	14,289
PPL Corp.	2,012	47,403
Public Service Enterprise Group, Inc.	1,797	102,267
RWE AG	3,890	144,562
Sempra	728	49,526
Southern Co.	1,908	123,486
Unitil Corp.	179	7,645
Vistra Corp.	20,529	681,152
Xcel Energy, Inc.	1,874	107,230
		3,148,000
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	5,692	841,050
Belden, Inc.	219	21,144
Emerson Electric Co.	1,091	105,358
Encore Wire Corp.	160	29,194
KEI Industries, Ltd.	3,786	120,909

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (continued)
Legrand SA	1,538	$ 141,954
nLight, Inc.†	567	5,897
Powell Industries, Inc.	185	15,337
Prysmian SpA	7,235	291,817
		1,572,660
Electronics — 0.8%
Allient, Inc.	190	5,875
Atkore, Inc.†	388	57,886
ESCO Technologies, Inc.	131	13,682
Fortive Corp.	1,835	136,084
Honeywell International, Inc.	464	85,719
Hoya Corp.	2,600	266,629
Itron, Inc.†	731	44,284
Keysight Technologies, Inc.†	787	104,128
Mettler-Toledo International, Inc.†	92	101,942
Shimadzu Corp.	5,400	143,528
Sinbon Electronics Co., Ltd.	10,000	100,351
Stoneridge, Inc.†	394	7,907
TDK Corp.	1,900	70,462
Trimble, Inc.†	1,017	54,776
TTM Technologies, Inc.†	808	10,407
Vishay Intertechnology, Inc.	423	10,456
Vontier Corp.	3,459	106,952
Woodward, Inc.	840	104,378
		1,425,446
Engineering & Construction — 0.5%
Arcosa, Inc.	134	9,635
Comfort Systems USA, Inc.	55	9,372
Eiffage SA	1,443	137,366
Frontdoor, Inc.†	1,173	35,882
Grupo Aeroportuario del Centro Norte SAB de CV	3,178	34,547
Jacobs Solutions, Inc.	1,458	199,017
Limbach Holdings, Inc.†	304	9,646
MYR Group, Inc.†	93	12,533
Sterling Infrastructure, Inc.†	587	43,133
TopBuild Corp.†	424	106,678
Tutor Perini Corp.†	617	4,831
Vinci SA	2,773	307,893
		910,533
Entertainment — 0.4%
Aristocrat Leisure, Ltd.	11,497	301,963
Caesars Entertainment, Inc.†	1,929	89,409
DraftKings, Inc., Class A†	3,406	100,273
Golden Entertainment, Inc.	362	12,373
International Game Technology PLC	1,589	48,179
La Francaise des Jeux SAEM*	1,095	35,657
Light & Wonder, Inc.†	816	58,205
Red Rock Resorts, Inc., Class A	911	37,351
		683,410
Environmental Control — 0.1%
Enviri Corp.†	1,108	8,000
Republic Services, Inc.	872	124,269
Tetra Tech, Inc.	757	115,086
		247,355
Food — 1.2%
Cal-Maine Foods, Inc.	175	8,473
CK Hutchison Holdings, Ltd.	29,500	157,842
Coles Group, Ltd.	14,885	148,914
Security Description	Shares or Principal Amount	Value

Food (continued)
Dino Polska SA*†	673	$ 54,688
Hershey Co.	555	111,044
Hostess Brands, Inc.†	1,329	44,269
Ingles Markets, Inc., Class A	202	15,217
Jeronimo Martins SGPS SA	3,213	72,219
John B. Sanfilippo & Son, Inc.	108	10,670
Koninklijke Ahold Delhaize NV	9,471	285,577
Mondelez International, Inc., Class A	5,700	395,580
Nestle SA	2,545	288,434
Nissin Foods Holdings Co., Ltd.	1,900	157,973
Shoprite Holdings, Ltd.	5,400	68,404
Simply Good Foods Co.†	757	26,132
Sumber Alfaria Trijaya Tbk PT	323,600	61,977
United Natural Foods, Inc.†	440	6,222
WH Group, Ltd.*	142,500	74,790
Yakult Honsha Co., Ltd.	9,000	218,797
		2,207,222
Food Service — 0.1%
Sodexo SA	948	97,742
Gas — 0.4%
Centrica PLC	119,856	225,862
Chesapeake Utilities Corp.	207	20,234
China Resources Gas Group, Ltd.	22,600	66,233
National Fuel Gas Co.	3,048	158,222
New Jersey Resources Corp.	273	11,092
Northwest Natural Holding Co.	467	17,821
Tokyo Gas Co., Ltd.	12,600	285,911
		785,375
Hand/Machine Tools — 0.0%
Franklin Electric Co., Inc.	100	8,923
Healthcare-Products — 1.7%
Abbott Laboratories	14,860	1,439,191
Adaptive Biotechnologies Corp.†	4,179	22,776
AngioDynamics, Inc.†	1,101	8,048
AtriCure, Inc.†	602	26,368
Avanos Medical, Inc.†	629	12,718
Axonics, Inc.†	132	7,408
Boston Scientific Corp.†	2,304	121,651
Castle Biosciences, Inc.†	553	9,340
Danaher Corp.	437	108,420
DENTSPLY SIRONA, Inc.	3,082	105,281
Edwards Lifesciences Corp.†	1,536	106,414
GE HealthCare Technologies, Inc.	868	59,059
Glaukos Corp.†	213	16,028
Hologic, Inc.†	1,541	106,945
Inari Medical, Inc.†	140	9,156
Inspire Medical Systems, Inc.†	451	89,497
Lantheus Holdings, Inc.†	636	44,189
LivaNova PLC†	702	37,122
Medtronic PLC	1,095	85,804
MiMedx Group, Inc.†	1,874	13,662
Nevro Corp.†	403	7,746
Olympus Corp.	9,100	118,226
OraSure Technologies, Inc.†	2,121	12,578
Orthofix Medical, Inc.†	450	5,787
Pacific Biosciences of California, Inc.†	855	7,139
Quanterix Corp.†	713	19,351
Quantum-Si, Inc.†	3,396	5,637
ResMed, Inc.	682	100,847
SI-BONE, Inc.†	371	7,880
STAAR Surgical Co.†	544	21,858

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Surmodics, Inc.†	259	$ 8,311
Thermo Fisher Scientific, Inc.	196	99,209
West Pharmaceutical Services, Inc.	135	50,653
Zimmer Biomet Holdings, Inc.	856	96,060
		2,990,359
Healthcare-Services — 1.2%
Addus HomeCare Corp.†	91	7,752
Apollo Hospitals Enterprise, Ltd.	941	58,301
BioMerieux	561	54,460
Elevance Health, Inc.	1,026	446,741
Fulgent Genetics, Inc.†	578	15,456
HCA Healthcare, Inc.	387	95,194
HealthEquity, Inc.†	134	9,789
Humana, Inc.	861	418,894
IQVIA Holdings, Inc.†	478	94,046
Max Healthcare Institute, Ltd.	15,208	103,885
Medpace Holdings, Inc.†	371	89,830
RadNet, Inc.†	567	15,984
Select Medical Holdings Corp.	767	19,382
Sonic Healthcare, Ltd.	10,337	198,056
Teladoc Health, Inc.†	5,050	93,880
UnitedHealth Group, Inc.	720	363,017
		2,084,667
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	1,300	60,346
Home Builders — 0.3%
Beazer Homes USA, Inc.†	1,520	37,863
Forestar Group, Inc.†	616	16,595
Hovnanian Enterprises, Inc., Class A†	185	18,807
KB Home	176	8,145
Lennar Corp., Class A	914	102,578
M/I Homes, Inc.†	489	41,096
NVR, Inc.†	17	101,376
Open House Group Co., Ltd.	700	23,768
Skyline Champion Corp.†	369	23,513
Taylor Morrison Home Corp.†	1,129	48,107
Toll Brothers, Inc.	1,396	103,248
Tri Pointe Homes, Inc.†	1,501	41,052
		566,148
Home Furnishings — 0.0%
Rational AG	47	29,814
Household Products/Wares — 0.0%
ACCO Brands Corp.	1,623	9,316
Insurance — 2.6%
AIA Group, Ltd.	10,600	86,428
Allianz SE	580	138,400
American Equity Investment Life Holding Co.†	1,002	53,747
American Financial Group, Inc.	1,008	112,563
Aviva PLC	30,828	146,616
AXA SA	1,021	30,419
Berkshire Hathaway, Inc., Class B†	1,083	379,375
Chubb, Ltd.	591	123,034
CNO Financial Group, Inc.	1,981	47,009
Employers Holdings, Inc.	238	9,508
Equitable Holdings, Inc.	15,973	453,474
Essent Group, Ltd.	1,111	52,539
Genworth Financial, Inc., Class A†	7,906	46,329
Gjensidige Forsikring ASA	1,661	24,457
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Globe Life, Inc.	1,002	$ 108,948
Horace Mann Educators Corp.	807	23,710
Jackson Financial, Inc., Class A	1,231	47,049
Loews Corp.	1,769	111,995
Marsh & McLennan Cos., Inc.	533	101,430
MetLife, Inc.	12,816	806,255
MGIC Investment Corp.	11,672	194,806
Muenchener Rueckversicherungs-Gesellschaft AG	539	210,335
NMI Holdings, Inc., Class A†	279	7,558
Ping An Insurance Group Co. of China, Ltd.	16,500	94,500
Reinsurance Group of America, Inc.	2,196	318,837
RenaissanceRe Holdings, Ltd.	566	112,023
Sampo Oyj, Class A†	5,747	248,995
SiriusPoint, Ltd.†	856	8,706
Tokio Marine Holdings, Inc.	7,200	166,943
Universal Insurance Holdings, Inc.	691	9,688
Unum Group	2,618	128,779
W.R. Berkley Corp.	1,670	106,028
Zurich Insurance Group AG	261	119,786
		4,630,269
Internet — 9.3%
Alibaba Group Holding, Ltd.†	13,500	147,568
Alphabet, Inc., Class A†	34,159	4,470,047
Amazon.com, Inc.†	22,630	2,876,726
Auto Trader Group PLC*	15,810	119,134
Booking Holdings, Inc.†	504	1,554,311
Cargurus, Inc.†	1,560	27,331
DoorDash, Inc., Class A†	1,634	129,854
eBay, Inc.	20,621	909,180
Etsy, Inc.†	1,642	106,040
Expedia Group, Inc.†	1,355	139,660
F5, Inc.†	681	109,736
GoDaddy, Inc., Class A†	3,742	278,704
HealthStream, Inc.	379	8,179
MakeMyTrip, Ltd.†	1,143	46,314
Meituan, Class B*†	8,810	128,928
MercadoLibre, Inc.†	82	103,966
Meta Platforms, Inc., Class A†	7,403	2,222,455
Netflix, Inc.†	3,690	1,393,344
PDD Holdings, Inc. ADR†	375	36,776
Q2 Holdings, Inc.†	267	8,616
Squarespace, Inc., Class A†	1,390	40,268
Tencent Holdings, Ltd.	9,306	363,876
Uber Technologies, Inc.†	27,497	1,264,587
Upwork, Inc.†	3,052	34,671
		16,520,271
Investment Companies — 0.2%
EXOR NV	1,087	96,466
Investor AB, Class B	16,589	318,554
		415,020
Iron/Steel — 0.4%
ArcelorMittal SA	10,537	264,859
BlueScope Steel, Ltd.	10,690	133,613
Commercial Metals Co.	163	8,054
Nucor Corp.	685	107,100
Reliance Steel & Aluminum Co.	425	111,448
Steel Dynamics, Inc.	1,049	112,474
		737,548

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time — 0.0%
MasterCraft Boat Holdings, Inc.†	356	$ 7,910
Vista Outdoor, Inc.†	134	4,438
		12,348
Lodging — 0.4%
Bluegreen Vacations Holding Corp.	100	3,668
Boyd Gaming Corp.	1,685	102,499
H World Group, Ltd.†	2,594	102,281
Hilton Worldwide Holdings, Inc.	695	104,375
Indian Hotels Co., Ltd.	25,435	126,193
Marriott International, Inc., Class A	663	130,319
MGM Resorts International	2,492	91,606
		660,941
Machinery-Construction & Mining — 0.7%
Astec Industries, Inc.	188	8,857
Caterpillar, Inc.	1,145	312,585
Hyster-Yale Materials Handling, Inc.	281	12,527
Mitsubishi Heavy Industries, Ltd.	5,700	318,336
Terex Corp.	863	49,726
Vertiv Holdings Co.	16,689	620,831
		1,322,862
Machinery-Diversified — 0.5%
Alamo Group, Inc.	45	7,779
Albany International Corp., Class A	109	9,404
Applied Industrial Technologies, Inc.	246	38,034
Deere & Co.	264	99,628
GEA Group AG	3,012	111,328
GrafTech International, Ltd.	5,878	22,513
Ingersoll Rand, Inc.	1,618	103,099
Kone Oyj, Class B	667	28,151
Otis Worldwide Corp.	1,405	112,836
Thermon Group Holdings, Inc.†	536	14,724
Watts Water Technologies, Inc., Class A	59	10,196
Westinghouse Air Brake Technologies Corp.	1,018	108,183
Xylem, Inc.	1,131	102,955
Zurn Elkay Water Solutions Corp.	1,363	38,191
		807,021
Media — 0.3%
Comcast Corp., Class A	2,667	118,255
Informa PLC	25,629	234,649
Liberty Latin America, Ltd., Class C†	3,918	31,971
Sinclair, Inc.	731	8,202
Wolters Kluwer NV	579	70,183
		463,260
Metal Fabricate/Hardware — 0.2%
APL Apollo Tubes, Ltd.	3,149	61,881
MISUMI Group, Inc.	1,000	15,635
Mueller Industries, Inc.	552	41,488
Ryerson Holding Corp.	996	28,974
Standex International Corp.	63	9,179
Tenaris SA	5,879	93,140
Valmont Industries, Inc.	440	105,692
Worthington Industries, Inc.	53	3,277
		359,266
Mining — 0.5%
Anglo American PLC (Johannesburg)	1,916	53,155
BHP Group, Ltd.	8,776	249,682
BHP Group, Ltd. (LSE)	1,260	35,966
Security Description	Shares or Principal Amount	Value

Mining (continued)
Constellium SE†	2,625	$ 47,775
Freeport-McMoRan, Inc.	2,964	110,528
Glencore PLC	36,701	210,416
Rio Tinto PLC	2,395	151,191
South32, Ltd.	23,342	50,876
		909,589
Miscellaneous Manufacturing — 0.4%
3M Co.	1,033	96,709
Eaton Corp. PLC	492	104,934
Elite Material Co., Ltd.	3,000	40,084
General Electric Co.	991	109,555
Hillenbrand, Inc.	290	12,270
ITT, Inc.	1,052	103,001
Parker-Hannifin Corp.	209	81,410
Textron, Inc.	1,428	111,584
		659,547
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	329	6,975
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	4,663	14,082
Oil & Gas — 3.4%
Amplify Energy Corp.†	1,169	8,592
APA Corp.	2,696	110,806
BP PLC	74,546	483,327
California Resources Corp.	906	50,745
Chevron Corp.	714	120,395
Chord Energy Corp.	305	49,431
Comstock Resources, Inc.	681	7,511
ConocoPhillips	964	115,487
Delek US Holdings, Inc.	273	7,756
Equinor ASA	8,629	283,273
Exxon Mobil Corp.	15,773	1,854,589
Marathon Oil Corp.	41,977	1,122,885
Marathon Petroleum Corp.	4,928	745,803
Murphy Oil Corp.	85	3,855
Nabors Industries, Ltd.†	133	16,378
Par Pacific Holdings, Inc.†	1,294	46,506
PBF Energy, Inc., Class A	1,162	62,202
Petro Rio SA†	8,200	76,738
PetroChina Co., Ltd.	194,000	146,164
Reliance Industries, Ltd.	5,375	151,594
Repsol SA	19,070	313,919
Shell PLC	2,480	78,854
SM Energy Co.	1,099	43,575
Valero Energy Corp.	987	139,868
W&T Offshore, Inc.†	1,962	8,594
Weatherford International PLC†	668	60,340
		6,109,187
Oil & Gas Services — 0.1%
DMC Global, Inc.†	294	7,194
Newpark Resources, Inc.†	1,281	8,852
NOW, Inc.†	2,596	30,814
Oceaneering International, Inc.†	383	9,851
Schlumberger NV	1,781	103,832
US Silica Holdings, Inc.†	2,867	40,253
		200,796
Packaging & Containers — 0.2%
AptarGroup, Inc.	803	100,407
Berry Global Group, Inc.	1,712	105,990

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers (continued)
Clearwater Paper Corp.†	244	$ 8,845
O-I Glass, Inc.†	2,157	36,087
WestRock Co.	3,620	129,596
		380,925
Pharmaceuticals — 5.5%
AbbVie, Inc.	4,602	685,974
Alkermes PLC†	1,709	47,869
Amneal Pharmaceuticals, Inc.†	3,284	13,858
Amylyx Pharmaceuticals, Inc.†	1,008	18,456
Arvinas, Inc.†	333	6,540
AstraZeneca PLC	1,376	186,387
Bristol-Myers Squibb Co.	1,975	114,629
Cardinal Health, Inc.	6,442	559,294
Catalyst Pharmaceuticals, Inc.†	637	7,447
Cigna Group	1,485	424,814
CinCor Pharma Inc. CVR†(1)	279	854
Corcept Therapeutics, Inc.†	553	15,067
CVS Health Corp.	5,134	358,456
Eli Lilly & Co.	4,528	2,432,125
Enanta Pharmaceuticals, Inc.†	666	7,439
GSK PLC	22,170	403,580
Ipsen SA	608	79,837
Jazz Pharmaceuticals PLC†	801	103,681
Johnson & Johnson	654	101,861
Marinus Pharmaceuticals, Inc.†	1,123	9,040
McKesson Corp.	265	115,235
Merck & Co., Inc.	15,057	1,550,118
Neurocrine Biosciences, Inc.†	1,057	118,913
Novartis AG	6,086	624,125
Novo Nordisk A/S	8,980	819,656
Ono Pharmaceutical Co., Ltd.	7,100	136,261
Option Care Health, Inc.†	1,476	47,749
PetIQ, Inc.†	1,052	20,724
Pfizer, Inc.	3,658	121,336
Roche Holding AG	2,113	578,140
Sun Pharmaceutical Industries, Ltd.	3,975	55,505
USANA Health Sciences, Inc.†	141	8,264
Viatris, Inc.	5,494	54,171
Voyager Therapeutics, Inc.†	1,625	12,594
		9,839,999
Pipelines — 0.5%
Cheniere Energy, Inc.	4,280	710,309
Golar LNG, Ltd.	1,614	39,155
Targa Resources Corp.	1,272	109,036
		858,500
Private Equity — 0.2%
3i Group PLC	12,342	312,162
Eurazeo SE	509	30,378
		342,540
Real Estate — 0.1%
Anywhere Real Estate, Inc.†	2,965	19,065
Cushman & Wakefield PLC†	2,202	16,779
Kennedy-Wilson Holdings, Inc.	1,976	29,126
Phoenix Mills, Ltd.	3,176	69,570
RE/MAX Holdings, Inc., Class A	375	4,853
RMR Group, Inc., Class A	277	6,792
		146,185
Security Description	Shares or Principal Amount	Value

REITS — 2.2%
Alexander & Baldwin, Inc.	1,012	$ 16,931
American Assets Trust, Inc.	373	7,255
American Tower Corp.	2,186	359,488
Apartment Income REIT Corp.	3,407	104,595
Apple Hospitality REIT, Inc.	1,171	17,963
Armada Hoffler Properties, Inc.	670	6,861
AvalonBay Communities, Inc.	613	105,277
BrightSpire Capital, Inc.	2,906	18,191
Brixmor Property Group, Inc.	8,155	169,461
Broadstone Net Lease, Inc.	478	6,835
Camden Property Trust	1,093	103,376
COPT Defense Properties	318	7,578
Crown Castle, Inc.	1,116	102,705
Equity Residential	5,090	298,834
Essential Properties Realty Trust, Inc.	363	7,852
Essex Property Trust, Inc.	489	103,712
First Industrial Realty Trust, Inc.	2,069	98,464
Gaming & Leisure Properties, Inc.	2,292	104,401
Global Net Lease, Inc.	719	6,909
Goodman Group	22,480	310,028
Granite Point Mtg. Trust, Inc.	1,658	8,091
Host Hotels & Resorts, Inc.	6,424	103,234
Ladder Capital Corp.	777	7,972
MFA Financial, Inc.	1,316	12,647
Mid-America Apartment Communities, Inc.	800	102,920
National Health Investors, Inc.	410	21,058
NNN REIT, Inc.	7,120	251,621
Piedmont Office Realty Trust, Inc., Class A	1,647	9,256
PotlatchDeltic Corp.	328	14,888
Public Storage	352	92,759
Regency Centers Corp.	1,683	100,037
Retail Opportunity Investments Corp.	1,977	24,475
Rithm Capital Corp.	11,536	107,169
Ryman Hospitality Properties, Inc.	623	51,883
Sabra Health Care REIT, Inc.	2,067	28,814
Safehold, Inc.	417	7,423
SBA Communications Corp.	1,436	287,444
Service Properties Trust	968	7,444
Simon Property Group, Inc.	2,841	306,913
SITE Centers Corp.	618	7,620
Sunstone Hotel Investors, Inc.	5,071	47,414
Tanger Factory Outlet Centers, Inc.	338	7,639
Terreno Realty Corp.	130	7,384
TPG RE Finance Trust, Inc.	1,227	8,258
UDR, Inc.	2,838	101,231
Urban Edge Properties	540	8,240
Vicinity, Ltd.	69,884	76,160
Weyerhaeuser Co.	7,105	217,839
Whitestone REIT	824	7,935
		3,992,484
Retail — 3.1%
Alsea SAB de CV†	10,902	39,786
Arezzo Industria e Comercio SA	2,900	37,478
AutoZone, Inc.†	45	114,300
Bloomin' Brands, Inc.	281	6,910
BlueLinx Holdings, Inc.†	220	18,060
Buckle, Inc.	236	7,880
Caleres, Inc.	1,185	34,081
Carrols Restaurant Group, Inc.†	2,247	14,808
Costco Wholesale Corp.	200	112,992
Dave & Buster's Entertainment, Inc.†	377	13,975
Dillard's, Inc., Class A	133	43,998

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
First Watch Restaurant Group, Inc.†	803	$ 13,884
GMS, Inc.†	551	35,247
Group 1 Automotive, Inc.	30	8,061
Home Depot, Inc.	315	95,180
Industria de Diseno Textil SA	8,919	332,771
JD Sports Fashion PLC	80,311	146,687
Lowe's Cos., Inc.	486	101,010
Lululemon Athletica, Inc.†	291	112,213
McDonald's Corp.	509	134,091
Movado Group, Inc.	267	7,302
O'Reilly Automotive, Inc.†	1,406	1,277,857
Pandora A/S	1,595	165,414
Ross Stores, Inc.	3,141	354,776
Sally Beauty Holdings, Inc.†	2,309	19,349
Signet Jewelers, Ltd.	624	44,809
TJX Cos., Inc.	1,257	111,722
Wal-Mart de Mexico SAB de CV	31,600	119,274
Walmart, Inc.	12,000	1,919,160
		5,443,075
Savings & Loans — 0.0%
Axos Financial, Inc.†	1,103	41,759
OceanFirst Financial Corp.	510	7,380
		49,139
Semiconductors — 4.5%
Advanced Micro Devices, Inc.†	642	66,010
Ambarella, Inc.†	122	6,470
Applied Materials, Inc.	1,190	164,756
ASML Holding NV	557	329,248
Axcelis Technologies, Inc.†	317	51,687
Broadcom, Inc.	566	470,108
CEVA, Inc.†	334	6,476
Disco Corp.	1,700	313,745
Hamamatsu Photonics KK	1,600	67,441
KLA Corp.	350	160,531
Lam Research Corp.	158	99,030
MaxLinear, Inc.†	1,252	27,857
NVIDIA Corp.	9,115	3,964,934
Qorvo, Inc.†	1,152	109,981
QUALCOMM, Inc.	10,418	1,157,023
Rambus, Inc.†	882	49,207
Samsung Electronics Co., Ltd.	6,142	311,184
SK Hynix, Inc.	1,326	112,627
Synaptics, Inc.†	191	17,083
Taiwan Semiconductor Manufacturing Co., Ltd.	36,039	584,844
		8,070,242
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	828	34,152
Software — 7.0%
Adeia, Inc.	2,036	21,744
Adobe, Inc.†	3,487	1,778,021
Agilysys, Inc.†	270	17,863
Amplitude, Inc., Class A†	789	9,129
Appfolio, Inc., Class A†	46	8,401
Asana, Inc., Class A†	395	7,232
Atlassian Corp., Class A†	610	122,921
Autodesk, Inc.†	568	117,525
Bandwidth, Inc., Class A†	992	11,180
Cadence Design Systems, Inc.†	6,147	1,440,242
CommVault Systems, Inc.†	668	45,164
Security Description	Shares or Principal Amount	Value

Software (continued)
Computer Programs & Systems, Inc.†	249	$ 3,969
CSG Systems International, Inc.	566	28,934
DocuSign, Inc.†	6,252	262,584
Domo, Inc., Class B†	2,085	20,454
Dropbox, Inc., Class A†	3,778	102,875
Elastic NV†	1,883	152,975
Enfusion, Inc., Class A†	952	8,539
Fidelity National Information Services, Inc.	9,147	505,555
Fiserv, Inc.†	899	101,551
Gitlab, Inc., Class A†	2,335	105,589
HashiCorp, Inc., Class A†	4,297	98,101
Health Catalyst, Inc.†	1,054	10,666
HubSpot, Inc.†	226	111,305
Intapp, Inc.†	1,092	36,604
Manhattan Associates, Inc.†	567	112,073
Microsoft Corp.	16,184	5,110,098
MongoDB, Inc.†	325	112,405
MSCI, Inc.	210	107,747
Nexon Co., Ltd.	10,900	195,002
PDF Solutions, Inc.†	226	7,322
Phreesia, Inc.†	804	15,019
PROS Holdings, Inc.†	737	25,515
RingCentral, Inc., Class A†	3,449	102,194
ROBLOX Corp., Class A†	4,023	116,506
Salesforce, Inc.†	486	98,551
Sapiens International Corp. NV	397	11,287
Schrodinger, Inc.†	253	7,152
Smartsheet, Inc., Class A†	3,421	138,414
Snowflake, Inc., Class A†	794	121,299
Square Enix Holdings Co., Ltd.	3,900	133,749
Synopsys, Inc.†	1,535	704,519
TOTVS SA	7,814	41,973
Veradigm, Inc.†	2,408	31,641
Vimeo, Inc.†	3,697	13,087
Weave Communications, Inc.†	1,995	16,259
Workday, Inc., Class A†	450	96,683
Yext, Inc.†	3,644	23,067
		12,470,685
Telecommunications — 1.6%
A10 Networks, Inc.	2,213	33,261
Accton Technology Corp.	6,000	91,645
AT&T, Inc.	43,370	651,417
Calix, Inc.†	961	44,052
Cambium Networks Corp.†	487	3,570
Cisco Systems, Inc.	20,672	1,111,327
Extreme Networks, Inc.†	1,939	46,943
Iridium Communications, Inc.	2,185	99,396
KDDI Corp.	4,100	125,574
Motorola Solutions, Inc.	370	100,729
Nippon Telegraph & Telephone Corp.	121,100	143,109
Samsung SDI Co., Ltd.	256	97,077
Telstra Group, Ltd.	72,023	178,283
Verizon Communications, Inc.	4,100	132,881
Viavi Solutions, Inc.†	766	7,001
		2,866,265
Toys/Games/Hobbies — 0.3%
Bandai Namco Holdings, Inc.	11,700	238,165
Nintendo Co., Ltd.	7,900	329,343
		567,508
Transportation — 0.9%
AP Moller-Maersk A/S, Series B	19	34,300

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
ArcBest Corp.	281	$ 28,564
Ardmore Shipping Corp.	756	9,835
CSX Corp.	23,232	714,384
Daseke, Inc.†	1,027	5,268
DHL Group	3,968	161,661
Dorian LPG, Ltd.	540	15,514
FedEx Corp.	430	113,916
Hub Group, Inc., Class A†	353	27,725
Kuehne & Nagel International AG	190	54,176
Matson, Inc.	533	47,288
Nippon Yusen KK	5,600	145,621
Norfolk Southern Corp.	527	103,782
Safe Bulkers, Inc.	2,271	7,358
Scorpio Tankers, Inc.	586	31,714
SITC International Holdings Co., Ltd.	7,000	11,763
Teekay Corp.†	1,859	11,470
Teekay Tankers, Ltd., Class A	1,090	45,377
Union Pacific Corp.	394	80,230
		1,649,946
Water — 0.0%
SJW Group	241	14,487
Total Common Stocks (cost $123,376,261)		143,309,497
CONVERTIBLE PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Apollo Global Management, Inc. (cost $18,700)	374	20,607
CORPORATE BONDS & NOTES — 7.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028*	$ 20,000	15,968
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	62,000	58,453
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/2027*	15,000	13,216
		87,637
Aerospace/Defense — 0.2%
Boeing Co.
2.20%, 02/04/2026	51,000	46,827
3.38%, 06/15/2046	35,000	22,302
6.13%, 02/15/2033	40,000	40,272
Bombardier, Inc.
7.13%, 06/15/2026*	30,000	29,066
Howmet Aerospace, Inc.
3.00%, 01/15/2029	20,000	16,929
5.95%, 02/01/2037	15,000	14,084
L3Harris Technologies, Inc.
3.85%, 12/15/2026	35,000	33,144
5.40%, 07/31/2033	40,000	38,451
Northrop Grumman Corp.
3.25%, 01/15/2028	33,000	30,264
RTX Corp.
5.15%, 02/27/2033	20,000	18,939
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	20,000	15,584
7.50%, 04/15/2025*	5,000	4,905
TransDigm, Inc.
4.63%, 01/15/2029	15,000	13,101
4.88%, 05/01/2029	15,000	13,179
Security Description	Shares or Principal Amount	Value

Aerospace/Defense (continued)
5.50%, 11/15/2027	$ 15,000	$ 14,045
6.75%, 08/15/2028*	20,000	19,690
6.88%, 12/15/2030*	20,000	19,611
		390,393
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	13,750	13,429
5.75%, 04/20/2029*	15,000	13,951
United Airlines, Inc.
4.38%, 04/15/2026*	5,000	4,624
4.63%, 04/15/2029*	5,000	4,297
		36,301
Apparel — 0.0%
Hanesbrands, Inc.
9.00%, 02/15/2031*	10,000	9,531
Kontoor Brands, Inc.
4.13%, 11/15/2029*	20,000	16,526
Levi Strauss & Co.
3.50%, 03/01/2031*	40,000	31,633
		57,690
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
4.75%, 10/01/2027*	15,000	13,843
BMW US Capital LLC
3.95%, 08/14/2028*	25,000	23,378
Ford Motor Co.
3.25%, 02/12/2032	60,000	46,240
		83,461
Auto Parts & Equipment — 0.0%
Clarios Global LP
6.75%, 05/15/2025*	9,000	8,932
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	20,000	19,525
8.50%, 05/15/2027*	10,000	9,972
		38,429
Banks — 0.6%
Bank of America Corp.
2.50%, 02/13/2031	52,000	41,675
3.85%, 03/08/2037	97,000	78,895
6.10%, 03/17/2025(2)	87,000	85,193
Bank of Montreal
3.80%, 12/15/2032	14,000	12,229
Citigroup, Inc.
3.88%, 02/18/2026(2)	44,000	37,547
4.45%, 09/29/2027	119,000	111,723
6.17%, 05/25/2034	16,000	15,290
Deutsche Bank AG
2.31%, 11/16/2027	150,000	130,617
Fifth Third Bancorp
6.34%, 07/27/2029	35,000	34,575
First-Citizens Bank & Trust Co.
6.13%, 03/09/2028	44,000	43,703
Freedom Mtg. Corp.
6.63%, 01/15/2027*	10,000	8,788
7.63%, 05/01/2026*	15,000	13,981
12.00%, 10/01/2028*	5,000	5,084
12.25%, 10/01/2030*	5,000	5,111
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	29,000	23,751

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
3.65%, 08/10/2026(2)	$ 7,000	$ 5,642
4.22%, 05/01/2029	25,000	23,126
6.75%, 10/01/2037	11,000	11,139
JPMorgan Chase & Co.
2.08%, 04/22/2026	9,000	8,447
3.65%, 06/01/2026(2)	12,000	10,474
3.78%, 02/01/2028	24,000	22,353
3.96%, 11/15/2048	57,000	41,589
4.60%, 02/01/2025(2)	71,000	66,420
6.10%, 10/01/2024(2)	12,000	11,859
JPMorgan Chase & Co. FRS
6.63%, (TSFR1M+1.26%), 05/15/2077	38,000	32,734
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	71,000	61,249
Toronto-Dominion Bank
4.11%, 06/08/2027	12,000	11,327
US Bancorp
2.49%, 11/03/2036	68,000	47,906
Wells Fargo & Co.
3.90%, 03/15/2026(2)	22,000	19,214
Westpac Banking Corp.
2.96%, 11/16/2040	27,000	16,421
4.42%, 07/24/2039	36,000	27,407
		1,065,469
Beverages — 0.0%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	16,000	13,798
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	6,000	5,538
3.20%, 11/02/2027	24,000	22,044
5.25%, 03/02/2030	44,000	42,988
5.65%, 03/02/2053	21,000	19,654
5.75%, 03/02/2063	25,000	23,062
		113,286
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	25,000	21,816
Builders FirstSource, Inc.
4.25%, 02/01/2032*	10,000	8,201
6.38%, 06/15/2032*	10,000	9,413
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	30,000	28,940
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	10,000	7,841
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030*	35,000	33,694
Jeld-Wen, Inc.
4.88%, 12/15/2027*	10,000	8,824
Louisiana-Pacific Corp.
3.63%, 03/15/2029*	15,000	12,559
Masonite International Corp.
3.50%, 02/15/2030*	25,000	20,313
5.38%, 02/01/2028*	5,000	4,651
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	10,000	8,262
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	3,865
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
4.38%, 07/15/2030*	$ 30,000	$ 24,846
5.00%, 02/15/2027*	10,000	9,269
		202,494
Chemicals — 0.4%
Avient Corp.
7.13%, 08/01/2030*	20,000	19,648
Cabot Corp.
5.00%, 06/30/2032	39,000	35,651
Celanese US Holdings LLC
1.40%, 08/05/2026	19,000	16,544
6.17%, 07/15/2027	73,000	71,983
6.33%, 07/15/2029	44,000	43,129
6.55%, 11/15/2030	20,000	19,573
CF Industries, Inc.
4.95%, 06/01/2043	57,000	46,223
FMC Corp.
5.65%, 05/18/2033	45,000	40,704
Huntsman International LLC
4.50%, 05/01/2029	73,000	66,015
Ingevity Corp.
3.88%, 11/01/2028*	15,000	12,368
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	19,000	14,293
4.45%, 09/26/2028	42,000	38,570
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029*	25,000	20,785
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,582
4.20%, 04/01/2029	29,000	26,859
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	45,000	39,695
6.63%, 05/01/2029*	30,000	25,707
Sherwin-Williams Co.
3.45%, 06/01/2027	21,000	19,552
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	20,000	10,434
Tronox, Inc.
4.63%, 03/15/2029*	25,000	20,175
Vibrantz Technologies, Inc.
9.00%, 02/15/2030*	20,000	15,917
Westlake Chemical Corp.
2.88%, 08/15/2041	30,000	18,521
WR Grace Holdings LLC
4.88%, 06/15/2027*	15,000	13,762
5.63%, 08/15/2029*	25,000	20,219
7.38%, 03/01/2031*	25,000	24,237
		688,146
Commercial Services — 0.3%
ADT Security Corp.
4.13%, 08/01/2029*	30,000	25,365
Block, Inc.
3.50%, 06/01/2031	69,000	54,204
Carriage Services, Inc.
4.25%, 05/15/2029*	15,000	12,831
ERAC USA Finance LLC
5.63%, 03/15/2042*	47,000	43,858
Garda World Security Corp.
4.63%, 02/15/2027*	10,000	9,151
6.00%, 06/01/2029*	5,000	4,089
7.75%, 02/15/2028*	5,000	4,902

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
9.50%, 11/01/2027*	$ 22,000	$ 21,035
Gartner, Inc.
3.63%, 06/15/2029*	6,000	5,133
3.75%, 10/01/2030*	54,000	45,317
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	14,185
Hertz Corp.
5.00%, 12/01/2029*	35,000	27,402
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	35,000	31,686
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	30,000	16,275
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	10,000	8,761
6.25%, 01/15/2028*	20,000	18,523
S&P Global, Inc.
2.45%, 03/01/2027	8,000	7,287
4.75%, 08/01/2028	16,000	15,605
Sabre GLBL, Inc.
8.63%, 06/01/2027*	15,000	12,717
Service Corp. International
3.38%, 08/15/2030	10,000	8,060
4.00%, 05/15/2031	30,000	24,629
4.63%, 12/15/2027	14,000	12,974
5.13%, 06/01/2029	20,000	18,490
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026*	15,000	14,143
		456,622
Computers — 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	15,000	12,670
Apple, Inc.
3.95%, 08/08/2052	28,000	21,959
4.30%, 05/10/2033	20,000	18,879
4.38%, 05/13/2045	34,000	29,388
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	35,000	29,480
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	3,000	3,506
		115,882
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030*	15,000	14,645
Kenvue, Inc.
4.90%, 03/22/2033*	79,000	75,500
5.05%, 03/22/2028 to 03/22/2053*	26,000	24,558
		114,703
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	16,666
4.00%, 01/15/2028*	20,000	17,728
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	10,000	9,977
7.75%, 03/15/2031*	15,000	15,225
		59,596
Diversified Financial Services — 0.3%
AG Issuer LLC
6.25%, 03/01/2028*	15,000	14,008
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Air Lease Corp.
3.25%, 10/01/2029	$ 39,000	$ 33,180
4.63%, 10/01/2028	51,000	47,252
Ally Financial, Inc.
8.00%, 11/01/2031	50,000	50,482
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	20,000	17,707
Capital One Financial Corp.
3.75%, 03/09/2027	28,000	25,628
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	20,000	14,800
goeasy, Ltd.
4.38%, 05/01/2026*	10,000	9,150
5.38%, 12/01/2024*	5,000	4,924
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	16,000	11,703
2.65%, 09/15/2040	49,000	32,016
4.35%, 06/15/2029	25,000	23,508
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	6,681
5.95%, 08/15/2053	8,000	7,473
Nationstar Mortgage Holdings, Inc.
5.50%, 08/15/2028*	15,000	13,231
5.75%, 11/15/2031*	35,000	28,953
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.88%, 04/15/2045*	21,000	15,625
OneMain Finance Corp.
5.38%, 11/15/2029	50,000	41,875
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*	20,000	19,013
5.75%, 09/15/2031*	10,000	8,180
PHH Mortgage Corp.
7.88%, 03/15/2026*	25,000	22,250
		447,639
Electric — 0.6%
AES Corp.
2.45%, 01/15/2031	48,000	36,915
American Electric Power Co., Inc.
4.30%, 12/01/2028	38,000	35,753
5.63%, 03/01/2033	10,000	9,677
American Transmission Systems, Inc.
2.65%, 01/15/2032*	16,000	12,648
Appalachian Power Co.
5.80%, 10/01/2035	20,000	18,981
Calpine Corp.
3.75%, 03/01/2031*	10,000	8,056
4.63%, 02/01/2029*	5,000	4,187
5.00%, 02/01/2031*	20,000	16,172
5.25%, 06/01/2026*	10,000	9,709
Commonwealth Edison Co.
5.88%, 02/01/2033	25,000	24,761
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	12,000	9,437
Constellation Energy Generation LLC
6.13%, 01/15/2034	20,000	19,968
6.50%, 10/01/2053	50,000	50,117
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	35,000	32,102
Eversource Energy
5.13%, 05/15/2033	55,000	51,157
5.45%, 03/01/2028	20,000	19,768

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Georgia Power Co.
4.95%, 05/17/2033	$ 45,000	$ 42,180
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	7,000	6,837
4.25%, 05/01/2030	49,000	42,974
NRG Energy, Inc.
2.45%, 12/02/2027*	30,000	25,430
3.75%, 06/15/2024*	54,000	52,878
3.88%, 02/15/2032*	20,000	15,014
10.25%, 03/15/2028*(2)	10,000	9,794
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052*	65,000	56,622
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	10,261
2.95%, 03/01/2026	10,000	9,210
4.95%, 07/01/2050	16,000	11,926
5.90%, 06/15/2032	25,000	23,348
6.10%, 01/15/2029	15,000	14,651
PacifiCorp
2.70%, 09/15/2030	15,000	12,244
6.25%, 10/15/2037	13,000	12,930
PG&E Corp.
5.25%, 07/01/2030	30,000	26,072
Puget Sound Energy, Inc.
5.45%, 06/01/2053	25,000	22,907
Sempra Energy
5.50%, 08/01/2033	25,000	23,917
Southern Co.
5.70%, 03/15/2034	20,000	19,587
Vistra Corp.
7.00%, 12/15/2026*(2)	5,000	4,562
8.00%, 10/15/2026*(2)	15,000	14,282
Vistra Operations Co. LLC
3.55%, 07/15/2024*	27,000	26,332
4.30%, 07/15/2029*	29,000	25,356
5.00%, 07/31/2027*	10,000	9,194
6.95%, 10/15/2033*	35,000	34,329
7.75%, 10/15/2031*	10,000	9,850
WEC Energy Group, Inc. FRS
7.74%, (TSFR3M+2.37%), 05/15/2067	71,000	63,546
		985,641
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.
7.25%, 06/15/2028*	40,000	40,194
Electronics — 0.1%
Imola Merger Corp.
4.75%, 05/15/2029*	40,000	35,056
Sensata Technologies, Inc.
3.75%, 02/15/2031*	103,000	83,361
TTM Technologies, Inc.
4.00%, 03/01/2029*	25,000	20,733
		139,150
Engineering & Construction — 0.0%
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029*	55,000	45,111
Entertainment — 0.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	40,000	33,882
7.00%, 02/15/2030*	35,000	34,057
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	$ 10,000	$ 9,958
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030*	25,000	22,585
Cinemark USA, Inc.
5.25%, 07/15/2028*	20,000	17,753
8.75%, 05/01/2025*	3,000	3,019
Everi Holdings, Inc.
5.00%, 07/15/2029*	40,000	34,427
Light & Wonder International, Inc.
7.50%, 09/01/2031*	5,000	4,942
Live Nation Entertainment, Inc.
5.63%, 03/15/2026*	20,000	19,203
6.50%, 05/15/2027*	10,000	9,860
Penn Entertainment, Inc.
5.63%, 01/15/2027*	35,000	32,918
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/2026*	5,000	4,681
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	30,000	25,875
Scientific Games International, Inc.
7.25%, 11/15/2029*	35,000	34,300
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	86,000	79,397
4.28%, 03/15/2032	20,000	16,976
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	30,000	26,224
7.13%, 02/15/2031*	20,000	18,985
		429,042
Environmental Control — 0.1%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	9,724
Covanta Holding Corp.
4.88%, 12/01/2029*	30,000	24,612
GFL Environmental, Inc.
3.50%, 09/01/2028*	10,000	8,609
4.00%, 08/01/2028*	5,000	4,369
4.75%, 06/15/2029*	20,000	17,778
Madison IAQ LLC
4.13%, 06/30/2028*	5,000	4,315
5.88%, 06/30/2029*	35,000	28,183
Waste Connections, Inc.
4.25%, 12/01/2028	50,000	47,281
Waste Management, Inc.
4.88%, 02/15/2029	37,000	36,179
Waste Pro USA, Inc.
5.50%, 02/15/2026*	10,000	9,338
		190,388
Food — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	5,000	4,721
4.88%, 02/15/2030*	30,000	27,031
7.50%, 03/15/2026*	15,000	15,208
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034*	45,000	43,785
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 02/02/2029	50,000	41,959

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	$ 25,000	$ 21,379
US Foods, Inc.
4.75%, 02/15/2029*	15,000	13,406
7.25%, 01/15/2032*	5,000	4,995
		172,484
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	23,121
Forest Products & Paper — 0.0%
Mercer International, Inc.
5.13%, 02/01/2029	15,000	11,827
12.88%, 10/01/2028*	5,000	5,055
		16,882
Healthcare-Products — 0.1%
Bausch & Lomb Escrow Corp.
8.38%, 10/01/2028*	30,000	30,089
Medline Borrower LP
3.88%, 04/01/2029*	55,000	46,498
5.25%, 10/01/2029*	15,000	12,965
		89,552
Healthcare-Services — 0.2%
Air Methods Corp.
8.00%, 05/15/2025*	15,000	75
Centene Corp.
3.00%, 10/15/2030	15,000	12,099
4.63%, 12/15/2029	20,000	18,013
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	10,000	8,575
4.00%, 03/15/2031*	10,000	8,462
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	40,000	30,407
5.63%, 03/15/2027*	5,000	4,289
6.88%, 04/01/2028 to 04/15/2029*	25,000	13,283
8.00%, 03/15/2026*	15,000	14,296
HCA, Inc.
3.50%, 09/01/2030	5,000	4,230
3.63%, 03/15/2032	15,000	12,433
4.50%, 02/15/2027	3,000	2,864
5.25%, 06/15/2026	12,000	11,748
5.38%, 09/01/2026	36,000	35,330
Humana, Inc.
5.50%, 03/15/2053	10,000	9,087
5.75%, 03/01/2028	50,000	50,178
Tenet Healthcare Corp.
4.25%, 06/01/2029	15,000	12,911
4.88%, 01/01/2026	25,000	23,951
5.13%, 11/01/2027	70,000	65,144
6.13%, 06/15/2030	25,000	23,439
UnitedHealth Group, Inc.
3.85%, 06/15/2028	62,000	58,498
		419,312
Home Builders — 0.1%
Lennar Corp.
4.75%, 11/29/2027	67,000	64,544
Mattamy Group Corp.
4.63%, 03/01/2030*	20,000	17,022
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
PulteGroup, Inc.
7.88%, 06/15/2032	$ 20,000	$ 22,108
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	20,000	17,475
5.75%, 01/15/2028*	10,000	9,315
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.88%, 06/15/2024	5,000	4,964
		135,428
Household Products/Wares — 0.0%
Spectrum Brands, Inc.
5.00%, 10/01/2029*	30,000	27,183
Housewares — 0.0%
Newell Brands, Inc.
5.20%, 04/01/2026	10,000	9,424
Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/2027*	30,000	27,900
AmWINS Group, Inc.
4.88%, 06/30/2029*	5,000	4,381
Aon PLC
4.25%, 12/12/2042	20,000	14,813
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	14,000	8,710
4.30%, 05/15/2043	29,000	24,555
CNO Financial Group, Inc.
5.25%, 05/30/2025 to 05/30/2029	26,000	24,908
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/2028	71,000	67,281
Fidelity National Financial, Inc.
3.20%, 09/17/2051	27,000	14,866
HUB International, Ltd.
5.63%, 12/01/2029*	5,000	4,354
7.00%, 05/01/2026*	35,000	34,923
7.25%, 06/15/2030*	15,000	14,973
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	23,000	21,813
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	72,000	43,823
MetLife, Inc.
6.40%, 12/15/2066	45,000	43,970
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	21,000	22,084
USI, Inc.
6.88%, 05/01/2025*	10,000	9,923
		383,277
Internet — 0.2%
Alphabet, Inc.
2.25%, 08/15/2060	33,000	17,625
Amazon.com, Inc.
2.10%, 05/12/2031	33,000	26,455
2.70%, 06/03/2060	38,000	21,501
Arches Buyer, Inc.
4.25%, 06/01/2028*	50,000	42,630
6.13%, 12/01/2028*	15,000	12,180
Booking Holdings, Inc.
4.63%, 04/13/2030	50,000	47,465
Gen Digital, Inc.
6.75%, 09/30/2027*	10,000	9,804
7.13%, 09/30/2030*	15,000	14,777

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Match Group Holdings II LLC
3.63%, 10/01/2031*	$ 20,000	$ 15,782
4.13%, 08/01/2030*	5,000	4,126
4.63%, 06/01/2028*	25,000	22,413
5.00%, 12/15/2027*	6,000	5,534
Meta Platforms, Inc.
4.45%, 08/15/2052	39,000	30,871
4.95%, 05/15/2033	28,000	26,834
5.60%, 05/15/2053	58,000	54,895
Netflix, Inc.
5.38%, 11/15/2029*	18,000	17,563
5.88%, 11/15/2028	10,000	10,057
TripAdvisor, Inc
7.00%, 07/15/2025*	20,000	19,962
		400,474
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	88,000	82,343
7.00%, 01/15/2027	5,000	5,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	10,000	7,996
6.25%, 05/15/2026	15,000	13,936
		109,275
Iron/Steel — 0.1%
ArcelorMittal
7.00%, 10/15/2039	37,000	37,065
ATI, Inc.
4.88%, 10/01/2029	5,000	4,399
5.88%, 12/01/2027	30,000	28,425
7.25%, 08/15/2030	25,000	24,812
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	21,737
Commercial Metals Co.
4.38%, 03/15/2032	5,000	4,194
TMS International Corp.
6.25%, 04/15/2029*	35,000	28,945
		149,577
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	40,000	36,209
7.00%, 08/15/2029*	5,000	4,930
9.88%, 08/01/2027*	15,000	15,659
10.50%, 06/01/2030*	15,000	15,448
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	5,000	5,361
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	40,000	32,919
NCL Corp., Ltd.
5.88%, 02/15/2027*	10,000	9,510
7.75%, 02/15/2029*	15,000	13,922
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	5,000	4,585
5.50%, 08/31/2026*	10,000	9,439
7.25%, 01/15/2030*	15,000	14,866
9.25%, 01/15/2029*	35,000	36,975
		199,823
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	35,000	29,784
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Full House Resorts, Inc.
8.25%, 02/15/2028*	$ 35,000	$ 30,625
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	60,000	54,605
Las Vegas Sands Corp.
3.90%, 08/08/2029	25,000	21,336
Station Casinos LLC
4.50%, 02/15/2028*	25,000	21,808
4.63%, 12/01/2031*	15,000	11,998
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	20,000	19,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*	20,000	18,604
		208,060
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	8,000	6,827
4.60%, 05/15/2028	40,000	38,222
Terex Corp.
5.00%, 05/15/2029*	20,000	17,911
Vertiv Group Corp.
4.13%, 11/15/2028*	20,000	17,580
		80,540
Machinery-Diversified — 0.0%
Chart Industries, Inc.
7.50%, 01/01/2030*	25,000	25,137
9.50%, 01/01/2031*	15,000	15,942
		41,079
Media — 0.4%
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026*	15,000	9,625
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	11,941
4.50%, 05/01/2032	10,000	7,848
4.75%, 03/01/2030 to 02/01/2032*	135,000	111,945
5.38%, 06/01/2029*	50,000	44,860
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	39,000	31,808
6.48%, 10/23/2045	40,000	34,926
Comcast Corp.
2.35%, 01/15/2027	17,000	15,397
3.30%, 02/01/2027	38,000	35,481
4.00%, 11/01/2049	49,000	36,360
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027*	20,000	17,684
DISH DBS Corp.
5.13%, 06/01/2029	35,000	19,403
5.25%, 12/01/2026*	10,000	8,498
5.75%, 12/01/2028*	15,000	11,531
5.88%, 11/15/2024	10,000	9,308
7.75%, 07/01/2026	25,000	18,750
Gray Escrow II, Inc.
5.38%, 11/15/2031*	50,000	32,722
iHeartCommunications, Inc.
8.38%, 05/01/2027	32,299	23,170
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	20,000	17,255
8.00%, 08/01/2029*	30,000	26,025

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
News Corp.
3.88%, 05/15/2029*	$ 20,000	$ 17,200
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	10,000	7,520
Scripps Escrow, Inc.
5.88%, 07/15/2027*	10,000	7,394
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	25,000	18,937
4.00%, 07/15/2028*	15,000	12,804
Spanish Broadcasting System, Inc.
9.75%, 03/01/2026*	10,000	6,689
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	10,000	10,751
Townsquare Media, Inc.
6.88%, 02/01/2026*	15,000	14,166
Univision Communications, Inc.
6.63%, 06/01/2027*	30,000	27,940
7.38%, 06/30/2030*	10,000	9,139
8.00%, 08/15/2028*	20,000	19,390
Urban One, Inc.
7.38%, 02/01/2028*	20,000	17,150
Walt Disney Co.
4.75%, 09/15/2044	24,000	20,435
7.75%, 12/01/2045	3,000	3,593
		717,645
Metal Fabricate/Hardware — 0.0%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029*	30,000	25,805
Mining — 0.1%
Arsenal AIC Parent LLC
8.00%, 10/01/2030*	5,000	4,975
Compass Minerals International, Inc.
6.75%, 12/01/2027*	25,000	23,685
Freeport-McMoRan, Inc.
4.38%, 08/01/2028	20,000	18,334
5.45%, 03/15/2043	20,000	17,052
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	6,457
Glencore Funding LLC
2.50%, 09/01/2030*	30,000	23,713
6.38%, 10/06/2030*	35,000	34,906
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	20,000	18,505
Novelis Corp.
3.88%, 08/15/2031*	15,000	11,979
4.75%, 01/30/2030*	15,000	12,982
		172,588
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.
4.63%, 05/15/2030*	10,000	8,467
5.63%, 07/01/2027*	10,000	9,425
		17,892
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	21,317
Oil & Gas — 0.5%
Antero Resources Corp.
7.63%, 02/01/2029*	8,000	8,108
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Apache Corp.
4.38%, 10/15/2028	$ 25,000	$ 22,610
5.10%, 09/01/2040	30,000	23,831
Callon Petroleum Co.
7.50%, 06/15/2030*	40,000	38,783
8.00%, 08/01/2028*	20,000	20,029
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,000	1,995
Chord Energy Corp.
6.38%, 06/01/2026*	25,000	24,513
Civitas Resources, Inc.
8.38%, 07/01/2028*	10,000	10,175
8.75%, 07/01/2031*	25,000	25,537
Comstock Resources, Inc.
5.88%, 01/15/2030*	20,000	17,313
6.75%, 03/01/2029*	15,000	13,798
Continental Resources, Inc.
5.75%, 01/15/2031*	15,000	14,092
Devon Energy Corp.
7.95%, 04/15/2032	20,000	22,123
Devon Financing Co. LLC
7.88%, 09/30/2031	10,000	10,970
Diamondback Energy, Inc.
3.25%, 12/01/2026	39,000	36,463
6.25%, 03/15/2033	35,000	35,020
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	28,805
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 01/30/2028*	45,000	43,423
EQT Corp.
7.00%, 02/01/2030	15,000	15,431
Nabors Industries, Inc.
5.75%, 02/01/2025	20,000	19,575
7.38%, 05/15/2027*	20,000	19,348
Occidental Petroleum Corp.
6.20%, 03/15/2040	55,000	52,426
7.50%, 05/01/2031	25,000	26,531
Ovintiv, Inc.
5.65%, 05/15/2028	14,000	13,694
6.25%, 07/15/2033	21,000	20,305
6.63%, 08/15/2037	5,000	4,797
7.38%, 11/01/2031	10,000	10,478
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	40,000	36,463
Permian Resources Operating LLC
5.38%, 01/15/2026*	35,000	33,509
6.88%, 04/01/2027*	30,000	29,572
Precision Drilling Corp.
7.13%, 01/15/2026*	40,000	39,609
Rockcliff Energy II LLC
5.50%, 10/15/2029*	40,000	35,999
SM Energy Co.
6.50%, 07/15/2028	20,000	19,200
6.63%, 01/15/2027	10,000	9,800
6.75%, 09/15/2026	15,000	14,724
Southwestern Energy Co.
5.38%, 02/01/2029 to 03/15/2030	60,000	55,110
Transocean Aquila, Ltd.
8.00%, 09/30/2028*	5,000	5,000
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	15,000	14,768
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	15,000	15,262

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Transocean, Inc.
8.75%, 02/15/2030*	$ 9,500	$ 9,714
11.50%, 01/30/2027*	20,000	20,975
Viper Energy Partners LP
5.38%, 11/01/2027*	20,000	18,945
		938,823
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026 to 09/01/2027	40,000	39,081
Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	32,000	28,926
1.65%, 01/15/2027	56,000	48,133
4.88%, 07/15/2026*	2,000	1,914
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	25,000	25,375
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	8,441
3.75%, 02/01/2030*	10,000	8,361
Intelligent Packaging Holdco Issuer LP
9.00%, 01/15/2026*(3)	10,000	8,279
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co.-Issuer LLC
6.00%, 09/15/2028*	20,000	17,481
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	20,000	19,295
9.25%, 04/15/2027*	25,000	21,852
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*	30,000	29,325
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028*	15,000	13,015
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,095
8.20%, 01/15/2030	24,000	26,419
		257,911
Pharmaceuticals — 0.3%
1375209 BC, Ltd.
9.00%, 01/30/2028*	1,000	988
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	20,000	11,374
6.13%, 02/01/2027*	15,000	9,329
Becton Dickinson & Co.
3.70%, 06/06/2027	32,000	29,988
Elanco Animal Health, Inc.
6.65%, 08/28/2028	15,000	14,588
Eli Lilly & Co.
4.88%, 02/27/2053	20,000	18,372
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/2025*	14,000	910
Option Care Health, Inc.
4.38%, 10/31/2029*	5,000	4,319
Owens & Minor, Inc.
4.50%, 03/31/2029*	10,000	8,230
6.63%, 04/01/2030*	20,000	17,752
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	27,000	26,031
4.75%, 05/19/2033	46,000	43,483
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
5.30%, 05/19/2053	$ 32,000	$ 29,733
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	180,800
Wyeth LLC
5.95%, 04/01/2037	10,000	10,274
Zoetis, Inc.
2.00%, 05/15/2030	20,000	16,010
3.90%, 08/20/2028	43,000	40,402
		462,583
Pipelines — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
7.88%, 05/15/2026*	10,000	10,071
Buckeye Partners LP
3.95%, 12/01/2026	15,000	13,470
4.50%, 03/01/2028*	15,000	13,163
5.85%, 11/15/2043	5,000	3,650
Cheniere Energy Partners LP
3.25%, 01/31/2032	39,000	30,997
4.50%, 10/01/2029	55,000	49,801
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	25,000	24,678
6.54%, 11/15/2053*	25,000	24,441
DCP Midstream Operating LP
6.75%, 09/15/2037*	20,000	20,318
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	26,000	28,501
Enbridge, Inc.
4.25%, 12/01/2026	11,000	10,494
Energy Transfer LP
6.63%, 02/15/2028(2)	85,000	67,742
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/2023	9,000	8,986
Energy Transfer Operating LP
6.50%, 02/01/2042	2,000	1,912
EnLink Midstream LLC
5.63%, 01/15/2028*	40,000	37,819
Enterprise Products Operating LLC
2.80%, 01/31/2030	64,000	54,328
4.25%, 02/15/2048	17,000	13,309
Hess Midstream Operations LP
4.25%, 02/15/2030*	10,000	8,432
5.13%, 06/15/2028*	10,000	9,198
5.50%, 10/15/2030*	10,000	9,088
5.63%, 02/15/2026*	25,000	24,156
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,054
Kinder Morgan, Inc.
7.75%, 01/15/2032	15,000	16,266
Kinetik Holdings LP
5.88%, 06/15/2030*	64,000	60,000
ONEOK, Inc.
6.10%, 11/15/2032	50,000	49,368
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/2028*	20,000	18,200
6.00%, 12/31/2030*	15,000	13,241
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	45,000	40,304
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	15,000	12,622

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
6.25%, 01/15/2030*	$ 5,000	$ 4,769
Venture Global LNG, Inc.
8.13%, 06/01/2028*	10,000	9,902
8.38%, 06/01/2031*	30,000	29,492
		723,772
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	31,000	27,402
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/2030*	16,000	14,440
REITS — 0.2%
American Tower Corp.
2.75%, 01/15/2027	12,000	10,840
2.90%, 01/15/2030	40,000	33,233
3.13%, 01/15/2027	82,000	74,984
Crown Castle, Inc.
3.80%, 02/15/2028	33,000	30,258
4.75%, 05/15/2047	5,000	3,885
Crown Castle, Inc.
3.65%, 09/01/2027	16,000	14,688
Equinix, Inc.
3.20%, 11/18/2029	58,000	49,667
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	21,000	16,298
5.25%, 06/01/2025	10,000	9,794
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	25,000	21,866
4.75%, 06/15/2029*	15,000	12,117
5.25%, 10/01/2025*	5,000	4,814
Prologis LP
2.25%, 04/15/2030	12,000	9,793
Service Properties Trust
7.50%, 09/15/2025	5,000	4,912
VICI Properties LP
4.75%, 02/15/2028	28,000	26,188
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	10,889
Weyerhaeuser Co.
7.38%, 03/15/2032	6,000	6,519
		340,745
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	40,000	33,239
4.38%, 01/15/2028*	20,000	18,027
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	36,000	29,995
3.55%, 07/26/2027*	32,000	29,606
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	10,000	8,589
AutoNation, Inc.
3.80%, 11/15/2027	20,000	17,928
Bath & Body Works, Inc.
6.63%, 10/01/2030*	30,000	28,125
6.75%, 07/01/2036	10,000	8,761
7.50%, 06/15/2029	15,000	14,817
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(3)	10,000	8,709
Security Description	Shares or Principal Amount	Value

Retail (continued)
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029*	$ 10,000	$ 8,550
4.50%, 11/15/2026*	10,000	9,337
6.50%, 08/01/2030*	5,000	4,846
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029*	5,000	4,238
6.75%, 01/15/2030*	15,000	12,226
IRB Holding Corp.
7.00%, 06/15/2025*	10,000	10,003
LBM Acquisition LLC
6.25%, 01/15/2029*	15,000	12,300
Macy's Retail Holdings LLC
5.88%, 03/15/2030*	5,000	4,239
6.13%, 03/15/2032*	5,000	4,126
McDonald's Corp.
6.30%, 10/15/2037	25,000	26,041
Michaels Cos., Inc.
7.88%, 05/01/2029*	10,000	6,528
Staples, Inc.
7.50%, 04/15/2026*	15,000	12,335
Victoria's Secret & Co.
4.63%, 07/15/2029*	30,000	21,748
White Cap Buyer LLC
6.88%, 10/15/2028*	20,000	17,676
Yum! Brands, Inc.
5.38%, 04/01/2032	5,000	4,572
		356,561
Semiconductors — 0.1%
Broadcom, Inc.
3.19%, 11/15/2036*	43,000	30,874
4.15%, 11/15/2030	47,000	41,629
4.93%, 05/15/2037*	103,000	88,778
Marvell Technology, Inc.
5.75%, 02/15/2029	35,000	34,679
5.95%, 09/15/2033	35,000	34,353
		230,313
Software — 0.3%
Alteryx, Inc.
8.75%, 03/15/2028*	10,000	9,955
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	25,095
Boxer Parent Co., Inc.
7.13%, 10/02/2025*	5,000	4,975
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	10,000	9,695
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	35,000	29,832
Cloud Software Group, Inc.
6.50%, 03/31/2029*	75,000	66,325
9.00%, 09/30/2029*	30,000	26,070
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	7,000	5,475
3.10%, 03/01/2041	14,000	9,282
5.10%, 07/15/2032	12,000	11,333
Microsoft Corp.
2.40%, 08/08/2026	8,000	7,432
2.92%, 03/17/2052	31,000	20,333
MSCI, Inc.
3.63%, 09/01/2030*	15,000	12,572

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Oracle Corp.
1.65%, 03/25/2026	$ 56,000	$ 50,724
2.95%, 04/01/2030	15,000	12,622
3.65%, 03/25/2041	73,000	52,092
3.95%, 03/25/2051	13,000	8,912
RingCentral, Inc.
8.50%, 08/15/2030*	25,000	24,150
Rocket Software, Inc.
6.50%, 02/15/2029*	45,000	37,125
salesforce.com, Inc.
2.90%, 07/15/2051	43,000	26,851
3.05%, 07/15/2061	23,000	13,748
ServiceNow, Inc.
1.40%, 09/01/2030	41,000	31,474
Twilio, Inc.
3.63%, 03/15/2029	25,000	20,929
3.88%, 03/15/2031	30,000	24,392
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/2029*	50,000	41,672
		583,065
Telecommunications — 0.3%
AT&T, Inc.
2.30%, 06/01/2027	71,000	62,867
2.55%, 12/01/2033	56,000	41,131
4.35%, 03/01/2029	48,000	44,670
4.75%, 05/15/2046	5,000	3,950
CommScope Technologies LLC
6.00%, 06/15/2025*	18,000	17,135
CommScope, Inc.
6.00%, 03/01/2026*	10,000	9,332
8.25%, 03/01/2027*	10,000	6,535
Embarq Corp.
8.00%, 06/01/2036	20,000	11,275
Frontier Communications Holdings LLC
5.88%, 10/15/2027*	30,000	27,284
8.75%, 05/15/2030*	15,000	14,242
Level 3 Financing, Inc.
4.25%, 07/01/2028*	5,000	3,115
10.50%, 05/15/2030*	11,000	11,072
Sprint Capital Corp.
6.88%, 11/15/2028	46,000	47,495
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	8,108
3.75%, 04/15/2027	65,000	60,737
3.88%, 04/15/2030	7,000	6,202
5.05%, 07/15/2033	60,000	55,669
5.75%, 01/15/2054	10,000	9,215
Verizon Communications, Inc.
2.10%, 03/22/2028	12,000	10,307
3.70%, 03/22/2061	39,000	24,818
4.33%, 09/21/2028	91,000	85,507
Viasat, Inc.
7.50%, 05/30/2031*	20,000	13,210
		573,876
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	5,000	4,623
3.75%, 04/01/2029*	15,000	13,057
		17,680
Security Description	Shares or Principal Amount	Value

Transportation — 0.0%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027*	$ 50,000	$ 47,485
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	11,000	10,139
4.40%, 07/01/2027*	91,000	85,280
		95,419
Total Corporate Bonds & Notes (cost $15,538,389)		13,930,966
CONVERTIBLE BONDS & NOTES — 0.0%
Media — 0.0%
DISH Network Corp.
3.38%, 08/15/2026	10,000	6,010
Oil & Gas — 0.0%
Nabors Industries, Inc.
1.75%, 06/15/2029*	10,000	8,795
Real Estate — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp.
0.25%, 06/15/2026	17,000	12,920
Total Convertible Bonds & Notes (cost $32,880)		27,725
LOANS(4)(5)(6) — 0.3%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. BTL-B FRS
8.93%, (3 ML+3.50%), 08/21/2026	19,114	18,535
Airlines — 0.0%
Aadvantage Loyalty LP, Ltd. BTL FRS
10.43%, (3 ML+4.75%), 04/20/2028	4,750	4,889
UKG, Inc. 2nd Lien BTL FRS
9.18%, (3 ML+3.75%), 04/21/2028	11,640	11,680
		16,569
Apparel — 0.0%
Crocs, Inc. BTL-B FRS
8.54%, (1 ML+3.00%), 02/20/2029	11,679	11,698
Building Materials — 0.0%
CP Atlas Buyer, Inc. BTL-B FRS
9.17%, (1 ML+3.75%), 11/23/2027	20,474	19,256
Chemicals — 0.1%
LSF11 A5 HoldCo LLC BTL-B FRS
9.67%, (1 ML+4.25%), 10/15/2028	4,987	4,902
Nouryon Finance BV BTL-B FRS
9.43%, (1 ML+4.00%), 04/03/2028	21,491	21,238
Sabre GLBL, Inc. BTL-B FRS
9.42%, (1 ML+4.00%), 04/03/2028	9,975	9,832
		35,972
Commercial Services — 0.0%
Neptune Bidco US, Inc. BTL-B FRS
10.51%, (1 ML+5.00%), 04/11/2029	14,963	13,418
PECF USS Intermediate Holding III BTL-B FRS
9.88%, (1 ML+4.25%), 12/15/2028	19,588	15,636
Rocket Software, Inc. Incremental BTL-B FRS
10.42%, (1 ML+5.00%), 06/30/2028	4,876	4,270
		33,324
Engineering & Construction — 0.0%
VM Consolidated, Inc. BTL-B FRS
8.68%, (1 ML+3.25%), 03/24/2028	21,621	21,612

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Entertainment — 0.0%
AMC Entertainment Holdings, Inc. BTL-B FRS
8.45%, (1 ML+3.00%), 04/22/2026	$ 14,593	$ 11,742
Environmental Control — 0.0%
GFL Environmental, Inc. BTL FRS
7.91%, (1 ML+2.50%), 05/31/2027	7,045	7,036
Madison IAQ LLC BTL FRS
8.70%, (3 ML+3.25%), 06/21/2028	14,924	14,640
Robertshaw US Holding Corp. BTL-B FRS
13.59%, (3 ML+8.00%), 02/27/2027	5,000	1,100
		22,776
Healthcare-Services — 0.0%
One Call Corp. BTL FRS
11.14%, (3 ML+5.50%), 04/22/2027	9,701	7,858
Home Furnishings — 0.0%
Mattress Firm, Inc. BTL-B FRS
9.95%, ( 6 ML+4.25%), 09/25/2028	14,882	14,733
Insurance — 0.0%
Asurion LLC BTL-B9 FRS
8.68%, (1 ML+3.25%), 07/31/2027	9,799	9,513
HUB International, Ltd. BTL-B FRS
9.66%, (1 ML+4.25%), 06/20/2030	4,342	4,351
		13,864
Internet — 0.0%
Proofpoint, Inc. 2nd Lien BTL-B FRS
11.68%, (3 ML+6.25%), 08/31/2029	15,000	15,012
Leisure Time — 0.0%
MajorDrive Holdings IV LLC BTL-B FRS
9.65%, (3 ML+4.00%), 06/01/2028	19,525	19,318
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp. BTL-B FRS
8.18%, (1 ML+2.75%), 03/02/2027	28,737	28,685
Machinery-Diversified — 0.0%
TIBCO Software, Inc. BTL-B FRS
9.38%, ( 6 ML+3.50%), 07/30/2027	9,777	9,746
Media — 0.0%
DirecTV Financing LLC BTL FRS
10.43%, (1 ML+5.00%), 08/02/2027	10,451	10,191
iHeartCommunications, Inc., Incremental BTL-B FRS
8.68%, (1 ML+3.25%), 05/01/2026	13,374	11,976
		22,167
Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. BTL-B FRS
10.48%, ( 6 ML+4.73%), 02/12/2026	14,762	14,172
Pipelines — 0.0%
CQP Holdco LP BTL-B FRS
8.99%, (1 ML+3.50%), 06/05/2028	19,550	19,526
Retail — 0.1%
IRB Holding Corp. BTL-B FRS
8.42%, (1 ML+3.00%), 12/15/2027	14,825	14,753
Michaels Cos., Inc. BTL-B FRS
9.90%, (3 ML+4.25%), 04/15/2028	9,937	9,052
PetSmart, Inc. BTL-B FRS
9.17%, (1 ML+3.75%), 02/11/2028	34,659	34,522
Security Description	Shares or Principal Amount	Value

Retail (continued)
White Cap Buyer LLC BTL-B FRS
9.07%, (1 ML+3.75%), 10/19/2027	$ 14,590	$ 14,554
		72,881
Software — 0.1%
Ascend Learning LLC 2nd Lien BTL FRS
11.17%, (1 ML+5.75%), 12/10/2029	10,000	8,485
Epicor Software Corp. 2nd Lien BTL FRS
13.12%, (1 ML+7.75%), 07/31/2028	10,000	10,006
Greeneden US Holdings II LLC BTL-B4 FRS
9.43%, (1 ML+4.00%), 12/01/2027	14,625	14,625
Polaris Newco LLC BTL-B FRS
9.43%, (3 ML+4.00%), 06/02/2028	14,675	14,027
Starfruit Finco B.V. BTL-B FRS
9.99%, (3 ML+4.50%), 03/30/2029	4,975	4,778
TK Elevator US Newco, Inc. BTL-B FRS
10.76%, (3 ML+5.25%), 05/03/2027	10,000	9,963
		61,884
Total Loans (cost $505,201)		491,330
ASSET BACKED SECURITIES — 0.1%
Other Asset Backed Securities — 0.1%
BDS, Ltd. FRS
Series 2021-FL8, Class A 6.37%, (TSFR1M+1.03%), 01/18/2036*	38,769	38,426
Ready Capital Mtg. Financing LLC FRS
Series 2022-FL8, Class A 6.96%, (TSFR3M+1.65%), 01/25/2037*	41,829	41,832
Series 2022-FL8, Class AS 7.41%, (TSFR1M+2.10%), 01/25/2037*	38,000	37,935
Towd Point Mtg. Trust FRS
Series 2018-SL1, Class A 6.03%, (TSFR6M+0.71%), 01/25/2046*	6,257	6,238
Total Asset Backed Securities (cost $122,292)		124,431
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Commercial and Residential — 2.0%
AREIT Trust FRS
Series 2021-CRE5, Class A 6.53%, (TSFR1M+1.19%), 11/17/2038*	63,783	62,696
Banc of America Commercial Mtg.Trust VRS
Series 2015-UBS7, Class AS 3.99%, 09/15/2048(7)	47,000	43,713
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	199,000	148,119
Benchmark Mtg. Trust
Series 2019-B12, Class A5 3.12%, 08/15/2052	24,000	20,573
CD Commercial Mtg. Trust VRS
Series 2016-CD1, Class XA 1.50%, 08/10/2049(7)(8)	234,523	6,387
CD Mtg. Trust VRS
Series 2017-CD5, Class C 4.27%, 08/15/2050(7)	56,000	43,005
Series 2017-CD6, Class C 4.37%, 11/13/2050(7)	57,000	44,551
Citigroup Commercial Mtg. Trust VRS
Series 2015-P1, Class B 4.46%, 09/15/2048(7)	38,000	34,711

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2015-P1, Class C 4.51%, 09/15/2048(7)	$ 62,000	$ 54,879
Series 2014-GC21, Class C 4.78%, 05/10/2047(7)	68,000	57,786
Series 2014-GC19, Class D 5.25%, 03/11/2047*(7)	30,000	27,695
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 4.65%, 05/25/2035(7)	4,754	4,588
COMM Mtg. Trust
Series 2014-UBS4, Class AM 3.97%, 08/10/2047	55,000	50,165
Commercial Mtg. Trust
Series 2013-CR12, Class AM 4.30%, 10/10/2046	41,000	35,697
Commercial Mtg. Trust VRS
Series 2014-UBS6, Class XA 0.97%, 12/10/2047(7)(8)	308,090	1,865
Series 2014-CR20, Class XA 1.07%, 11/10/2047(7)(8)	780,747	4,461
Series 2014-UBS4, Class XA 1.24%, 08/10/2047(7)(8)	883,443	2,983
Series 2013-CR6, Class D 3.99%, 03/10/2046*(7)	36,000	25,204
Series 2015-CR23, Class C 4.44%, 05/10/2048(7)	59,000	51,514
Series 2015-LC21, Class B 4.47%, 07/10/2048(7)	127,000	117,690
Series 2014-UBS6, Class C 4.58%, 12/10/2047(7)	18,000	15,227
Series 2014-CR15, Class B 4.74%, 02/10/2047(7)	69,000	65,152
Series 2014-CR17, Class C 4.94%, 05/10/2047(7)	129,000	116,986
Series 2010-C1, Class D 5.99%, 07/10/2046*(7)	62,679	58,292
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 1.06%, 09/15/2039*(7)(8)	84	0
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	82,000	66,838
Series 2017-CX10, Class A3 3.40%, 11/15/2050	39,204	37,699
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.95%, 04/15/2050(7)(8)	886,472	5,572
Series 2015-C1, Class AS 3.79%, 04/15/2050(7)	53,000	48,776
Series 2016-C7, Class AS 3.96%, 11/15/2049(7)	64,000	57,808
Series 2015-C1, Class C 4.39%, 04/15/2050(7)	81,000	59,571
CSMC Trust VRS
Series 2016-NXSR, Class C 4.57%, 12/15/2049(7)	37,000	25,757
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.54%, 08/10/2044*(7)	96,180	80,791
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Federal Home Loan Mtg. Corp Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA6, Class M1A 7.46%, (SOFR30A+2.15%), 09/25/2042*	$ 9,681	$ 9,779
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-HQA3, Class M1A 7.61%, (SOFR30A+2.30%), 08/25/2042*	28,361	28,802
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R05, Class 2M1 7.21%, (SOFR30A+1.90%), 04/25/2042*	10,105	10,093
Series 2018-C05, Class 1M2 7.78%, (SOFR30A+2.46%), 01/25/2031	21,075	21,443
Series 2022-R07, Class 1M1 8.26%, (SOFR30A+2.95%), 06/25/2042*	28,103	28,841
Series 2016-C03, Class 2M2 11.33%, (SOFR30A+6.01%), 10/25/2028	1,860	1,980
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2022-R04, Class 1M1 7.31%, (SOFR30A+2.00%), 03/25/2042*	14,187	14,284
GS Mtg. Securities Trust
Series 2014-GC26, Class AS 3.96%, 11/10/2047	32,000	30,558
GS Mtg. Securities Trust VRS
Series 2020-GC47, Class C 3.57%, 05/12/2053(7)	47,000	32,495
Series 2015-GC30, Class C 4.20%, 05/10/2050(7)	45,000	39,799
Series 2014-GC22, Class C 4.84%, 06/10/2047(7)	54,000	40,169
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C17, Class XA 0.78%, 01/15/2047(7)(8)	316,587	20
Series 2013-C12, Class C 4.10%, 07/15/2045(7)	36,893	32,060
Series 2014-C23, Class B 4.63%, 09/15/2047(7)	32,000	30,339
Series 2014-C22, Class C 4.70%, 09/15/2047(7)	19,000	14,465
Series 2014-C19, Class C 4.78%, 04/15/2047(7)	12,000	11,349
Series 2013-C15, Class C 5.17%, 11/15/2045(7)	105,000	96,616
JPMDB Commercial Mtg. Securities Trust VRS
Series 2018-C8, Class C 4.92%, 06/15/2051(7)	31,000	23,519
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2013-LC11, Class AS 3.22%, 04/15/2046	21,025	19,764
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2014-C20, Class B 4.40%, 07/15/2047(7)	80,000	73,359
Series 2013-C16, Class C 5.10%, 12/15/2046(7)	33,000	30,904
Series 2012-C6, Class D 5.13%, 05/15/2045(7)	43,418	39,773
Legacy Mtg. Asset Trust
Series 2020-GS5, Class A1 6.25%, 06/25/2060*(9)	100,282	99,177

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C17, Class XA 1.19%, 08/15/2047(7)(8)	$ 238,828	$ 641
Series 2015-C22, Class B 3.88%, 04/15/2048(7)	45,000	40,730
Series 2016-C32, Class AS 3.99%, 12/15/2049(7)	91,000	82,232
Series 2013-C10, Class AS 4.09%, 07/15/2046(7)	5,357	5,182
Series 2014-C16, Class B 4.44%, 06/15/2047(7)	32,000	29,000
Series 2014-C17, Class C 4.64%, 08/15/2047(7)	85,000	80,835
Series 2012-C5, Class E 4.77%, 08/15/2045*(7)	67,000	60,156
Series 2013-C13, Class B 4.85%, 11/15/2046(7)	53,000	52,662
Series 2013-C12, Class C 5.07%, 10/15/2046(7)	55,000	52,220
Series 2014-C14, Class C 5.22%, 02/15/2047(7)	113,000	110,490
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 4.01%, 11/15/2049(7)	96,000	67,060
Series 2018-L1, Class A4 4.41%, 10/15/2051(7)	85,000	79,104
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class A 6.63%, (TSFR3M+1.31%), 11/25/2036*	66,866	66,016
Shelter Growth CRE Issuer, Ltd. FRS
Series 2021-FL3, Class A 6.53%, (TSFR1M+1.19%), 09/15/2036*	97,079	95,848
Verus Securitization Trust VRS
Series 2020-INV1, Class A1 1.98%, 03/25/2060*(7)	7,579	7,414
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	73,151
Series 2017-C39, Class B 4.03%, 09/15/2050	39,000	33,523
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	42,384
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	39,125
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-LC20, Class C 4.06%, 04/15/2050(7)	59,000	53,795
Series 2020-C57, Class C 4.16%, 08/15/2053(7)	44,000	34,561
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class B 3.71%, 03/15/2045(7)	37,712	32,706
Series 2013-C18, Class AS 4.39%, 12/15/2046(7)	67,000	66,309
Series 2012-C10, Class C 4.48%, 12/15/2045(7)	18,000	12,330
Series 2014-C19, Class B 4.72%, 03/15/2047(7)	86,000	80,124
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2012-C9, Class D 4.88%, 11/15/2045*(7)	$ 9,646	$ 9,172
Series 2011-C3, Class D 6.05%, 03/15/2044*(7)	8,560	2,589
		3,515,698
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2021-DNA2, Class M2 7.61%, (SOFR30A+2.30%), 08/25/2033*	67,159	67,682
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA6, Class M1 6.11%, (SOFR30A+0.80%), 10/25/2041*	15,806	15,777
Series 2022-DNA2, Class M1A 6.61%, (SOFR30A+1.30%), 02/25/2042*	62,146	61,988
Series 2022-DNA1, Class M1B 7.16%, (SOFR30A+1.85%), 01/25/2042*	21,000	20,711
Series 2022-DNA3, Class M1A 7.31%, (TSFR3M+2.00%), 04/25/2042*	13,930	14,029
Series 2020-DNA6, Class M2 7.31%, (TSFR1M+2.00%), 12/25/2050*	73,511	74,072
Series 2022-DNA4, Class M1A 7.51%, (SOFR30A+2.20%), 05/25/2042*	38,991	39,402
Series 2022-DNA5, Class M1A 8.26%, (TSFR1M+2.95%), 06/25/2042*	99,524	102,090
Federal Home Loan Mtg. Corp., REMIC FRS
3.58%, (-3.00*SOFR30A+19.52%), 03/15/2035(10)	9,060	8,796
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2021-R01, Class 1M1 6.06%, (TSFR1M+0.75%), 10/25/2041*	1,141	1,137
Series 2021-R02, Class 2M1 6.21%, (SOFR30A+0.90%), 11/25/2041*	4,826	4,790
Series 2017-C07, Class 1EB2 6.43%, (SOFR30A+1.11%), 05/25/2030	5,862	5,854
Series 2022-R03, Class 1M1 7.41%, (SOFR30A+2.1%), 03/25/2042*	33,332	33,722
Series 2019-R03, Class 1M2 7.58%, (SOFR30A+2.26%), 09/25/2031*	25	25
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	5,370	5,370
Series 2022-R09, Class 2M1 7.81%, (SOFR30A+2.50%), 09/25/2042*	8,093	8,185
Series 2018-R07, Class 1M2 7.83%, (SOFR30A+2.51%), 04/25/2031*	3,087	3,089
Series 2022-R08, Class 1M1 7.86%, (TSFR1M+2.55%), 07/25/2042*	13,281	13,525
Series 2019-R01, Class 2M2 7.88%, (SOFR30A+2.56%), 07/25/2031*	6,283	6,307
Series 2014-C02, Class 2M2 8.03%, (SOFR30A+2.71%), 05/25/2024	10,103	10,178
Series 2022-R06, Class 1M1 8.06%, (TSFR1M+2.75%), 05/25/2042*	21,347	21,881
Series 2017-C01, Class 1M2 8.98%, (SOFR30A+3.66%), 07/25/2029	86,868	89,904
Series 2017-C02, Class 2M2C 9.08%, (SOFR30A+3.76%), 09/25/2029	16,000	16,765
Series 2016-C04, Class 1M2 9.68%, (SOFR30A+4.36%), 01/25/2029	82,155	85,846
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	60,633	63,832

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2016-C05, Class 2M2 9.88%, (SOFR30A+4.56%), 01/25/2029	$ 78,801	$ 82,488
Series 2013-C01, Class M2 10.68%, (SOFR30A+5.36%), 10/25/2023	2,145	2,160
Series 2016-C03, Class 1M2 10.73%, (SOFR30A+5.41%), 10/25/2028	2,838	2,998
Series 2015-C04, Class 2M2 10.98%, (SOFR30A+5.66%), 04/25/2028	2,982	3,098
Series 2015-C04, Class 1M2 11.13%, (SOFR30A+5.81%), 04/25/2028	13,192	14,076
Series 2016-C02, Class 1M2 11.43%, (SOFR30A+6.11%), 09/25/2028	31,308	32,873
Series 2016-C01, Class 1M2 12.18%, (SOFR30A+6.86%), 08/25/2028	7,537	8,044
Series 2016-C01, Class 2M2 12.38%, (SOFR30A+7.06%), 08/25/2028	13,023	13,672
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2022-R01, Class 1M1 6.31%, (SOFR30A+1.00%), 12/25/2041*	5,055	5,025
Series 2020-R01, Class 1M2 7.48%, (SOFR30A+2.16%), 01/25/2040*	5,265	5,281
		944,672
Total Collateralized Mortgage Obligations (cost $4,963,351)		4,460,370
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.3%
U.S. Government — 1.9%
United States Treasury Bonds
1.88%, 02/15/2051	490,000	274,630
2.75%, 08/15/2042(11)	1,790,000	1,312,294
3.00%, 02/15/2049	170,000	124,266
United States Treasury Notes
1.13%, 02/28/2025	90,000	84,951
1.50%, 02/15/2030	260,000	215,516
1.63%, 02/15/2026 to 05/15/2031	1,160,000	1,056,485
1.75%, 12/31/2024	300,000	287,039
2.75%, 08/15/2032	50,000	43,297
		3,398,478
U.S. Government Agency — 4.4%
Federal Home Loan Mtg. Corp.
5.50%, 06/01/2035	1,143	1,138
7.50%, 10/01/2029	888	897
Federal National Mtg. Assoc.
3.00%, 09/01/2046 to 10/01/2046	232,988	196,470
3.50%, 01/01/2047	19,501	17,071
4.00%, 04/01/2049	144,721	131,068
6.00%, 06/01/2036	355	352
6.50%, 06/01/2036 to 11/01/2036	26,517	26,855
7.00%, 06/01/2033 to 04/01/2035	3,344	3,403
7.50%, 04/01/2024	77	76
Government National Mtg. Assoc.
3.00%, October 30 TBA	1,000,000	847,422
3.50%, October 30 TBA	1,000,000	875,859
4.00%, October 30 TBA	1,000,000	900,898
6.50%, 08/20/2037 to 09/20/2037	6,537	6,899
Uniform Mtg. Backed Securities
2.00%, October 30 TBA	1,000,000	760,547
2.50%, October 30 TBA	3,000,000	2,380,893
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.00%, October 30 TBA	$1,000,000	$ 826,758
3.50%, October 30 TBA	1,000,000	859,922
		7,836,528
Total U.S. Government & Agency Obligations (cost $12,231,036)		11,235,006
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	28,150
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	13,811
State of California General Obligation Bonds
7.50%, 04/01/2034	30,000	34,606
Total Municipal Securities (cost $70,141)		76,567
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
SPDR S&P 500 Trust ETF	1,081	462,106
SPDR S&P MidCap 400 Trust ETF	137	62,559
Total Unaffiliated Investment Companies (cost $524,684)		524,665
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(1)	20,000	2
Vistra Energy Corp. CVR †(12)	1,362	1,587
Total Escrows and Litigation Trusts (cost $4)		1,589
PURCHASED OPTIONS† — 0.4%
Purchased Options - Puts — 0.4%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $4,500.00; Counterparty: Citibank, N.A.)	1,262	336,311
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,500.00; Counterparty: Citibank, N.A.)	1,262	402,895
Total Purchased Options (cost $513,760)		739,206
WARRANTS — 0.1%
Commercial Services — 0.1%
UBS AG - Centre Testing International Group Co., Ltd. Expires 03/04/2024†	19,535	49,961
Electronics — 0.0%
UBS AG - Shenzhen Inovance Technology Co., Ltd. Expires 10/27/2023†	1,999	18,197
Healthcare-Products — 0.0%
UBS AG - Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Expires 02/09/2024†	650	24,011
Total Warrants (cost $115,985)		92,169
Total Long-Term Investment Securities (cost $158,012,684)		175,034,128

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.3%
Commercial Paper — 0.9%
Lloyds Bank PLC 5.53%, 12/11/2023	$ 250,000	$ 247,202
Manhattan Asset Funding Co. LLC 5.35%, 10/11/2023	650,000	648,842
Sheffield Receivable 5.40%, 10/23/2023	250,000	249,098
Swedbank AB 5.42%, 10/17/2023	250,000	249,342
Victory Receivables 5.45%, 10/13/2023	250,000	249,478
		1,643,962
U.S. Government Agency — 2.4%
Federal Home Loan Bank
5.20%, 10/02/2023	4,303,000	4,303,000
Total Short-Term Investments (cost $5,946,804)		5,946,962
REPURCHASE AGREEMENTS — 2.8%
Agreement with Bank of America Securities LLC, bearing interest at 5.29% dated 09/29/2023, to be repurchased 10/02/2023 in the amount of $5,002,204 and collateralized by $6,446,000 of United States Treasury Notes, bearing interest at 3.13% due 02/15/2042 and having an approximate value of $5,073,663 (cost $5,000,000)	5,000,000	5,000,000
TOTAL INVESTMENTS (cost $168,959,488)(13)	104.4%	185,981,090
Other assets less liabilities	(4.4)	(7,877,783)
NET ASSETS	100.0%	$178,103,307
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam Asset Allocation Diversified Growth Portfolio has no right to demand registration of these securities. At September 30, 2023, the aggregate value of these securities was $8,220,994 representing 4.6% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	The SA Putnam Asset Allocation Diversified Growth Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of September 30, 2023. Senior loans are generally considered to be restrictive in that the SA Putnam Asset Allocation Diversified Growth Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Interest Only
(9)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2023.
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2023.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	1,362	$0	$1,587	$1.17	0.0%
(13)	See Note 4 for cost of investments on a tax basis.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
ADR—American Depositary Receipt
BTL—Bank Term Loan
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Equity Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Alinma Bank AB	1-Month SOFR + 1.000%	Monthly	06/23/2025	$105,678	$—	$(1,014)	$(1,014)
SOFR—Secured Overnight Financing Rate
Written Options on Securities
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premiums	Value	Unrealized Appreciation (Depreciation)
Puts
Citibank, N.A.	Put option on the S&P 500 Index	3,500.00	12/20/2024	(1,262)	$1,262	$92,442	$113,646	$(21,204)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
10	Short	S&P 500 E-Mini Index	December 2023	$2,255,594	$2,162,750	$92,844
						Unrealized (Depreciation)
3	Long	U.S. Treasury 10 Year Notes	December 2023	$ 325,078	$ 324,188	$ (890)
11	Long	U.S. Treasury 2 Year Notes	December 2023	2,238,609	2,229,820	(8,789)
16	Long	U.S. Treasury 5 Year Notes	December 2023	1,699,930	1,685,750	(14,180)
3	Long	U.S. Treasury Ultra Bonds	December 2023	382,617	356,062	(26,555)
						$(50,414)
		Net Unrealized Appreciation (Depreciation)				$ 42,430
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	477,744	TWD	15,032,700	11/15/2023	$ —	$ (9,381)
Citibank, N.A.	DKK	632,700	USD	91,638	12/20/2023	1,545	—
	USD	317,001	HKD	2,480,000	11/15/2023	—	(6)
						1,545	(6)
Goldman Sachs International	ILS	1,738,000	USD	471,924	10/18/2023	15,943	—
	USD	874,841	CNH	6,240,500	11/15/2023	—	(18,662)
						15,943	(18,662)
HSBC Bank PLC	EUR	68,900	USD	74,163	12/20/2023	1,052	—
	USD	82,309	JPY	11,588,600	11/15/2023	—	(4,229)
	USD	232,679	SEK	2,570,500	12/20/2023	3,512	—
						4,564	(4,229)
JPMorgan Chase Bank, N.A.	NOK	450,600	USD	42,184	12/20/2023	—	(33)
	SGD	310,500	USD	232,592	11/15/2023	5,019	—
	USD	80,232	GBP	64,400	12/20/2023	—	(1,615)
	USD	513,520	JPY	72,260,000	11/15/2023	—	(26,652)
	USD	495,636	KRW	641,501,100	11/15/2023	—	(20,317)
						5,019	(48,617)
State Street Bank & Trust Company	EUR	451,300	USD	487,053	12/20/2023	8,167	—
	USD	84,578	AUD	127,100	10/18/2023	—	(2,819)
	USD	459,434	CHF	404,300	12/20/2023	—	(13,875)

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	360,311	CNY	2,569,700	11/15/2023	$ —	$ (3,440)
	USD	327,171	SGD	444,700	11/15/2023	—	(1,239)
						8,167	(21,373)
Toronto Dominion Bank	HKD	598,900	USD	76,857	11/15/2023	305	—
	USD	318,635	EUR	296,900	12/20/2023	—	(3,586)
						305	(3,586)
UBS AG	USD	253,729	ILS	915,000	10/18/2023	—	(13,670)
Unrealized Appreciation (Depreciation)						$ 35,543	$ (119,524)
AUD—Australian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Auto Manufacturers	$ 2,969,872	$ 86,970	$ —	$ 3,056,842
Banks	8,241,096	508,003	—	8,749,099
Chemicals	1,621,611	42,503	—	1,664,114
Commercial Services	3,626,725	54,134	—	3,680,859
Computers	8,797,242	39,630	—	8,836,872
Electronics	1,325,095	100,351	—	1,425,446
Miscellaneous Manufacturing	619,463	40,084	—	659,547
Pharmaceuticals	9,839,145	—	854	9,839,999
Semiconductors	7,061,587	1,008,655	—	8,070,242
Telecommunications	2,677,543	188,722	—	2,866,265
Other Industries	94,460,212	—	—	94,460,212
Convertible Preferred Stocks	20,607	—	—	20,607
Corporate Bonds & Notes	—	13,930,966	—	13,930,966
Convertible Bonds & Notes	—	27,725	—	27,725
Loans	—	491,330	—	491,330
Asset Backed Securities	—	124,431	—	124,431
Collateralized Mortgage Obligations	—	4,460,370	—	4,460,370
U.S. Government & Agency Obligations	—	11,235,006	—	11,235,006
Municipal Securities	—	76,567	—	76,567
Unaffiliated Investment Companies	524,665	—	—	524,665
Escrows and Litigation Trusts	—	1,587	2	1,589
Purchased Options	—	739,206	—	739,206
Warrants	—	92,169	—	92,169
Short-Term Investments	—	5,946,962	—	5,946,962
Repurchase Agreements	—	5,000,000	—	5,000,000
Total Investments at Value	$141,784,863	$44,195,371	$856	$185,981,090
Other Financial Instruments:†
Futures Contracts	$ 92,844	$ —	$ —	$ 92,844
Forward Foreign Currency Contracts	—	35,543	—	35,543
Total Other Financial Instruments	$ 92,844	$ 35,543	$ —	$ 128,387

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 1,014	$ —	$ 1,014
Futures Contracts	50,414	—	—	50,414
Forward Foreign Currency Contracts	—	119,524	—	119,524
Written Options	—	21,204	—	21,204
Total Other Financial Instruments	$ 50,414	$ 141,742	$ —	$ 192,156
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO PROFILE — September 30, 2023— (unaudited)

Industry Allocation*
Internet	23.4%
Software	21.9
Computers	10.2
Semiconductors	8.7
Diversified Financial Services	5.8
Pharmaceuticals	4.6
Auto Manufacturers	3.8
Healthcare-Services	3.7
Healthcare-Products	2.9
Retail	1.8
Biotechnology	1.5
Miscellaneous Manufacturing	1.2
Insurance	1.0
Telecommunications	0.9
Short-Term Investments	0.8
Oil & Gas Services	0.8
Cosmetics/Personal Care	0.8
Beverages	0.7
Commercial Services	0.7
Chemicals	0.6
Electronics	0.5
Automotive - Cars & Lt. Trucks	0.5
Entertainment Software	0.5
Aerospace/Defense	0.5
Lodging	0.4
Advertising	0.4
Transportation	0.4
E-Commerce/Services	0.2
Recycling	0.2
Industrial Automation/Robotics	0.2
Computer Graphics	0.1
Auto Parts & Equipment	0.1
Applications Software	0.1
Electrical Components & Equipment	0.1
Computer Software	0.1
100.1%
*	Calculated as a percentage of net assets

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Advertising — 0.4%
Trade Desk, Inc., Class A†	13,529	$ 1,057,291
Aerospace/Defense — 0.5%
Airbus SE	8,906	1,195,627
Applications Software — 0.1%
Stripe, Inc., Class B†(1)(2)	10,760	235,752
Auto Manufacturers — 3.8%
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	8,670	815,806
Ferrari NV	5,251	1,551,881
Rivian Automotive, Inc., Class A†	145,575	3,534,561
Tesla, Inc.†	14,128	3,535,108
		9,437,356
Auto Parts & Equipment — 0.1%
Aurora Innovation, Inc.†	102,511	240,901
Beverages — 0.7%
Constellation Brands, Inc., Class A	7,272	1,827,672
Biotechnology — 1.5%
Argenx SE ADR†	3,193	1,569,775
Legend Biotech Corp. ADR†	9,659	648,795
Vertex Pharmaceuticals, Inc.†	4,388	1,525,883
		3,744,453
Chemicals — 0.6%
Linde PLC	4,214	1,569,083
Commercial Services — 0.7%
Cintas Corp.	1,329	639,262
TransUnion	15,302	1,098,531
		1,737,793
Computer Graphics — 0.1%
Canva, Inc.†(1)(2)	215	229,332
Computers — 10.2%
Accenture PLC, Class A	5,982	1,837,132
Apple, Inc.	136,641	23,394,306
		25,231,438
Cosmetics/Personal Care — 0.8%
Estee Lauder Cos., Inc., Class A	5,872	848,798
Procter & Gamble Co.	7,111	1,037,210
		1,886,008
Diversified Financial Services — 5.6%
Charles Schwab Corp.	16,365	898,439
Mastercard, Inc., Class A	15,069	5,965,968
Visa, Inc., Class A	30,426	6,998,284
		13,862,691
E-Commerce/Services — 0.1%
Maplebear, Inc. Lockup Shares†(2)	11,277	334,814
Electronics — 0.5%
Amphenol Corp., Class A	300	25,197
Sartorius AG (Preference Shares)	3,865	1,314,962
		1,340,159
Entertainment Software — 0.5%
Epic Games, Inc.†(1)(2)	1,787	1,223,076
Healthcare-Products — 2.9%
Avantor, Inc.†	40,376	851,126
Danaher Corp.	4,819	1,195,594
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Intuitive Surgical, Inc.†	9,888	$ 2,890,164
Stryker Corp.	2,423	662,133
Thermo Fisher Scientific, Inc.	3,000	1,518,510
		7,117,527
Healthcare-Services — 3.7%
Humana, Inc.	5,197	2,528,444
UnitedHealth Group, Inc.	13,213	6,661,863
		9,190,307
Insurance — 1.0%
Chubb, Ltd.	11,516	2,397,401
Internet — 23.4%
Alphabet, Inc., Class A†	120,382	15,753,189
Alphabet, Inc., Class C†	28,698	3,783,831
Amazon.com, Inc.†	145,745	18,527,104
Booking Holdings, Inc.†	310	956,025
Coupang, Inc.†	78,372	1,332,324
Maplebear, Inc.†	3,338	99,105
Match Group, Inc.†	22,417	878,186
Meta Platforms, Inc., Class A†	30,736	9,227,255
Netflix, Inc.†	7,976	3,011,738
Pinterest, Inc., Class A†	52,973	1,431,860
Shopify, Inc., Class A†	21,728	1,185,697
Spotify Technology SA†	11,957	1,849,030
		58,035,344
Lodging — 0.4%
Las Vegas Sands Corp.	23,897	1,095,438
Miscellaneous Manufacturing — 1.2%
Teledyne Technologies, Inc.†	7,016	2,866,597
Oil & Gas Services — 0.8%
Schlumberger NV	34,500	2,011,350
Pharmaceuticals — 4.6%
Cigna Group	8,303	2,375,239
Eli Lilly & Co.	13,117	7,045,534
McKesson Corp.	2,055	893,617
Zoetis, Inc.	5,619	977,594
		11,291,984
Retail — 1.8%
Chipotle Mexican Grill, Inc.†	964	1,765,884
Floor & Decor Holdings, Inc., Class A†	6,338	573,589
Lululemon Athletica, Inc.†	1,455	561,062
Ross Stores, Inc.	14,103	1,592,934
		4,493,469
Semiconductors — 8.7%
Advanced Micro Devices, Inc.†	15,329	1,576,128
ASML Holding NV	4,724	2,780,830
Lam Research Corp.	2,285	1,432,169
Marvell Technology, Inc.	13,586	735,410
NVIDIA Corp.	34,518	15,014,985
		21,539,522
Software — 21.9%
Adobe, Inc.†	4,200	2,141,580
Atlassian Corp., Class A†	3,093	623,270
Ceridian HCM Holding, Inc.†	10,126	687,049
Dynatrace, Inc.†	27,996	1,308,253
Fiserv, Inc.†	29,970	3,385,411
Intuit, Inc.	8,708	4,449,266

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Klaviyo, Inc., Class A†	3,198	$ 110,331
Magic Leap, Inc., Class A†(1)(2)	2,188	24,158
Microsoft Corp.	99,443	31,399,127
MongoDB, Inc.†	1,505	520,519
Roper Technologies, Inc.	5,592	2,708,094
Salesforce, Inc.†	13,188	2,674,263
ServiceNow, Inc.†	6,464	3,613,117
Snowflake, Inc., Class A†	3,898	595,498
		54,239,936
Telecommunications — 0.9%
T-Mobile US, Inc.†	16,689	2,337,294
Transportation — 0.4%
Old Dominion Freight Line, Inc.	2,538	1,038,397
Total Common Stocks (cost $186,949,700)		242,808,012
CONVERTIBLE PREFERRED STOCKS — 1.2%
Automotive - Cars & Lt. Trucks — 0.5%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	608,400
GM Cruise Holdings LLC Series G†(1)(2)	17,766	346,615
Waymo LLC Series A-2†(1)(2)	4,915	274,331
		1,229,346
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	26,667
Canva, Inc. Series A-3†(1)(2)	5	5,333
		32,000
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	177,278
E-Commerce/Services — 0.1%
Rappi, Inc., Series E†(1)(2)	9,191	337,861
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	179,133
Industrial Automation/Robotics — 0.2%
Nuro, Inc., Series C†(1)(2)	47,284	293,161
Nuro, Inc., Series D†(1)(2)	10,245	63,519
		356,680
Recycling — 0.2%
Redwood Materials, Inc. Series C†(1)(2)	9,878	471,535
Software — 0.0%
Celonis Series D†(1)(2)	187	41,716
Total Convertible Preferred Stocks (cost $4,346,118)		2,825,549
Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.2%
Ant International Co., Ltd. †(1)(2) (cost $505,523)	505,523	$ 495,008
Total Long-Term Investment Securities (cost $191,801,341)		246,128,569
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%(3)	500,000	500,000
T. Rowe Price Government Reserve Fund 5.40%(3)	1,564,080	1,564,079
Total Short-Term Investments (cost $2,064,079)		2,064,079
TOTAL INVESTMENTS (cost $193,865,420)(4)	100.1%	248,192,648
Other assets less liabilities	(0.1)	(275,663)
NET ASSETS	100.0%	$247,916,985
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Growth Stock Portfolio has no right to demand registration of these securities. At September 30, 2023, the aggregate value of these securities was $815,806 representing 0.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2023, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	12/17/2021	125	$213,020
	12/22/2021	90	153,375
		215	366,395	$ 229,332	$1,066.66	0.1%
Epic Games, Inc.
	06/18/2020	1,331	766,240
	03/29/2021	456	403,874
		1,787	1,170,114	1,223,076	684.43	0.5
Magic Leap, Inc., Class A
	01/20/2016	1,263	614,197
	10/12/2017	925	450,306
		2,188	1,064,503	24,158	11.04	0.0
Maplebear, Inc. Lockup Shares
	07/02/2020	6,559	315,435
	08/07/2020	3,378	156,516

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	11/18/2020	443	$27,028
	02/26/2021	897	112,125
		11,277	611,104	$ 334,814	$ 29.69	0.1%
Stripe, Inc., Class B	12/17/2019	10,760	168,824	235,752	21.91	0.1
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	42,604	26,667	1,066.66	0.0
Canva, Inc. Series A-3	12/17/2021	5	8,521	5,333	1,066.66	0.0
Celonis Series D	10/04/2022	187	69,150	41,716	223.08	0.0
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	177,278	65.61	0.1
GM Cruise Holdings LLC Class F	05/04/2019	33,800	616,850	608,400	18.00	0.3
GM Cruise Holdings LLC Series G	01/21/2021	17,766	468,134	346,615	19.51	0.1
Nuro, Inc., Series C
	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	293,161	6.20	0.1
Nuro, Inc., Series D	10/29/2021	10,245	213,564	63,519	6.20	0.1
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Rappi, Inc., Series E
	09/08/2020	3,782	$225,960
	09/24/2020	5,409	323,166
		9,191	549,126	$ 337,861	$ 36.76	0.2%
Redwood Materials, Inc. Series C	05/28/2021	9,878	468,252	471,535	47.74	0.2
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	364,563	179,133	20.28	0.1
Waymo LLC Series A-2	05/08/2020	4,915	422,037	274,331	55.82	0.1
Escrows and Litigation Trusts
Ant International Co., Ltd.	08/14/2023	505,523	505,523	495,008	0.98	0.2
				$5,367,689		2.3%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of September 30, 2023.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$ —	$—	$ 235,752	$ 235,752
Computer Graphics	—	—	229,332	229,332
Entertainment Software	—	—	1,223,076	1,223,076
Software	54,215,778	—	24,158	54,239,936
Other Industries	186,879,916	—	—	186,879,916
Convertible Preferred Stocks	—	—	2,825,549	2,825,549
Escrows and Litigation Trusts	—	—	495,008	495,008
Short-Term Investments	2,064,079	—	—	2,064,079
Total Investments at Value	$243,159,773	$—	$5,032,875	$248,192,648
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trust
Balance as of March 31, 2023	$ 2,464,045	$ 3,732,941	$ —
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	(675,500)	—	—
Change in unrealized appreciation(1)	783,100	64,780	—
Change in unrealized depreciation(1)	(36,858)	(737,651)	(10,515)
Net purchases	—	—	505,523
Net sales	(722,176)	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	(100,293)	(234,521)	—
Balance as of September 30, 2023	$ 1,712,318	$ 2,825,549	$ 495,008
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2023 includes:
Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trust
$117,683	$(615,129)	$(10,515)
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2023.
(2)	Private Common Stock and Convertible Preferred Securities were converted to Common Stock or Common Lock-up Shares following the Companies’ Direct or IPO listings. Securities are now valued using Level 1 inputs.

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2023— (unaudited)  — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at September 30, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$229,332	Market Approach	Transaction Price*	$1,066.6611
	$235,752	Market Approach	Transaction Price*	$20.13
			Gross Profit Multiple*	13.75x
	$1,223,076	Market Approach	Weighted Average of Secondary Transactions*	$690.6500
			Revenue Multiple*	5.63x
	$24,158	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0.00
Convertible Preferred Securities	$503,535	Market Approach	Transaction Price*	($47.7359-$1,066.6611)$112.4890
	$356,680	Market Approach	Transaction Price*	$20.85
			Adjustment to Last Capital Raise*	-70.0%
	$177,278	Market Approach	Transaction Price*	$187.2845
			Sales Multiple*	5.8x
			Gross Profit Multiple*	7.0x
			Discount for Lack of Marketability	10.0%
	$337,861	Market Approach	Transaction Price*	$64.4231
			Sales Multiple*	2.7x
			Gross Merchandise Volume Multiple*	0.5x
			Gross Profit Multiple*	11.25x
			Discount for Lack of Marketability	10.0%
	$274,331	Market Approach	Adjustment to Last Capital Raise*	-20.00%
			Sales Multiple*	2.7x
			Volatility*	80.00%
			Term (years)*	5.00
			Discount for Lack of Marketability	10.00%
	$179,133	Market Approach	Sales Multiple*	1.4x
			Discount for Lack of Marketability	10.0%
	$41,716	Market Approach	Revenue Multiple*	13.3x
			Gross Profit Multiple*	16.9x
	$955,015	Market Approach	Revenue Multiple*	3.75x
			Sales Multiple*	2.7x
			Volatility*	85.00%
			Term (years)	4.08
			Discount for Lack of Marketability	10.0%
Escrow and Litagation Trusts	$495,008	Income Approach	Discount for Lack of Marketability	$0.0208
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#  The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2023 (unaudited)

	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA American Century Inflation Protection Portfolio
ASSETS:
Investments at value (unaffiliated)*	$ —	$ —	$ —	$ —	$574,787,999
Investments at value (affiliated)*	225,188,046	396,197,923	445,091,196	261,854,832	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	—	8
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	595,779
Receivable for:
Fund shares sold	139,417	943,196	179,998	87,249	158,951
Dividends and interest	—	—	—	—	2,596,994
Investments sold	—	—	41,749	—	1,089
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	4,406	4,424	4,437	4,412	4,461
Due from investment adviser for expense reimbursements/fee waivers	1,891	3,318	3,748	2,198	28,961
Variation margin on futures contracts	—	—	—	—	156,344
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	8,127
Swap premiums paid	—	—	—	—	6,757
Unrealized appreciation on swap contracts	—	—	—	—	450,304
Total assets	225,333,760	397,148,861	445,321,128	261,948,691	578,795,774
LIABILITIES:
Payable for:
Fund shares redeemed	51,974	3,945	221,747	40,515	849,831
Investments purchased	87,443	939,251	—	46,734	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	18,914	33,227	37,468	21,962	285,961
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	47,271	82,852	93,605	54,864	76,036
Transfer agent fees and expenses	86	85	85	86	196
Trustees' fees and expenses	2,704	4,270	5,307	3,120	7,609
Other accrued expenses	68,833	82,517	88,607	72,055	153,300
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	1,492,551
Total liabilities	277,225	1,146,147	446,819	239,336	2,865,484
Net assets	$225,056,535	$396,002,714	$444,874,309	$261,709,355	$575,930,290
* Cost
Investments (unaffiliated)	$ —	$ —	$ —	$ —	$659,882,762
Investments (affiliated)	$254,898,964	$440,813,895	$491,397,581	$292,601,472	$ —
Foreign cash	$ —	$ —	$ —	$ —	$ —
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2023 (unaudited) — (continued)

	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA American Century Inflation Protection Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$246,307,079	$405,595,153	$453,163,496	$275,423,587	$663,885,853
Total accumulated earnings (loss)	(21,250,544)	(9,592,439)	(8,289,187)	(13,714,232)	(87,955,563)
Net assets	$225,056,535	$396,002,714	$444,874,309	$261,709,355	$575,930,290
Class 1 (unlimited shares authorized):
Net assets	$ 68,170	$ 1,023,197	$ 314,522	$ 189,255	$212,880,512
Shares of beneficial interest issued and outstanding	7,682	72,801	32,673	19,972	24,431,415
Net asset value, offering and redemption price per share	$ 8.87	$ 14.05	$ 9.63	$ 9.48	$ 8.71
Class 2 (unlimited shares authorized):
Net assets	$ —	$ —	$ —	$ —	$ —
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$ —	$ —	$ —	$ —	$ —
Class 3 (unlimited shares authorized):
Net assets	$224,988,365	$394,979,517	$444,559,787	$261,520,100	$363,049,778
Shares of beneficial interest issued and outstanding	25,367,371	28,332,523	46,395,360	27,732,642	42,196,142
Net asset value, offering and redemption price per share	$ 8.87	$ 13.94	$ 9.58	$ 9.43	$ 8.60
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2023 (unaudited) — (continued)

	SA Columbia Focused Value Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed Growth Portfolio	SA Multi- Managed Income Portfolio	SA Multi- Managed Income/ Equity Portfolio
ASSETS:
Investments at value (unaffiliated)*	$285,441,969	$816,095,450	$34,305,576	$31,412,230	$39,417,864
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	7,795,077	4,380,000	215,000	320,000	345,000
Cash	12	436,539	695,081	107,433	309,426
Foreign cash*	—	34,945	1,643	475	1,200
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	216,895	528,252	8,958	857	210
Dividends and interest	291,760	5,401,026	76,496	175,300	190,994
Investments sold	1,671,024	8,617,949	540,490	166,113	347,889
Receipts on swap contracts	—	—	6,176	5,341	7,028
Prepaid expenses and other assets	9,122	8,021	4,765	4,382	4,383
Due from investment adviser for expense reimbursements/fee waivers	80,382	—	18,469	9,486	9,220
Variation margin on futures contracts	—	80,686	2,668	6,992	9,380
Unrealized appreciation on forward foreign currency contracts	—	125,862	1,377	8,074	7,288
Swap premiums paid	—	175,276	1,993	5,885	6,536
Unrealized appreciation on swap contracts	—	883,176	56,947	47,395	56,003
Total assets	295,506,241	836,767,182	35,935,639	32,269,963	40,712,421
LIABILITIES:
Payable for:
Fund shares redeemed	125,404	213,709	1,031	4,956	6,887
Investments purchased	—	141,228,035	1,916,732	5,364,598	5,479,687
Payments on swap contracts	—	995	2,540	3,169	4,105
Investment advisory and management fees	248,200	376,049	24,811	17,154	23,590
Service fees—Class 2	1,427	1,598	1,679	1,837	2,315
Service fees—Class 3	1,431	1,384	2,625	1,896	2,571
Transfer agent fees and expenses	135	159	49	61	49
Trustees' fees and expenses	3,585	9,358	350	277	368
Other accrued expenses	88,850	244,424	77,058	69,746	70,403
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	235,046	4,209	12,603	13,714
Due to custodian	—	—	—	—	—
Due to broker	—	1,027,386	81,391	53,894	64,803
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	14,972	615	—	—
Unrealized depreciation on swap contracts	—	86,053	1,198	3,163	3,163
Total liabilities	469,032	143,439,168	2,114,288	5,533,354	5,671,655
Net assets	$295,037,209	$693,328,014	$33,821,351	$26,736,609	$35,040,766
* Cost
Investments (unaffiliated)	$240,894,401	$914,805,367	$35,972,748	$34,760,202	$42,914,358
Investments (affiliated)	$ —	$ —	$ —	$ —	$ —
Foreign cash	$ —	$ 34,366	$ 1,658	$ 489	$ 1,200
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2023 (unaudited) — (continued)

	SA Columbia Focused Value Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed Growth Portfolio	SA Multi- Managed Income Portfolio	SA Multi- Managed Income/ Equity Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$207,979,556	$ 831,378,363	$ 44,835,503	$34,317,664	$ 46,537,619
Total accumulated earnings (loss)	87,057,653	(138,050,349)	(11,014,152)	(7,581,055)	(11,496,853)
Net assets	$295,037,209	$ 693,328,014	$ 33,821,351	$26,736,609	$ 35,040,766
Class 1 (unlimited shares authorized):
Net assets	$277,115,198	$ 673,797,754	$ 7,526,310	$ 2,971,375	$ 4,142,279
Shares of beneficial interest issued and outstanding	14,604,622	69,798,826	846,620	365,197	562,673
Net asset value, offering and redemption price per share	$ 18.97	$ 9.65	$ 8.89	$ 8.14	$ 7.36
Class 2 (unlimited shares authorized):
Net assets	$ 11,160,862	$ 12,969,141	$ 13,562,641	$14,581,927	$ 18,427,041
Shares of beneficial interest issued and outstanding	586,844	1,344,610	1,538,295	1,794,767	2,506,370
Net asset value, offering and redemption price per share	$ 19.02	$ 9.65	$ 8.82	$ 8.12	$ 7.35
Class 3 (unlimited shares authorized):
Net assets	$ 6,761,149	$ 6,561,119	$ 12,732,400	$ 9,183,307	$ 12,471,446
Shares of beneficial interest issued and outstanding	355,437	683,684	1,456,871	1,129,913	1,695,205
Net asset value, offering and redemption price per share	$ 19.02	$ 9.60	$ 8.74	$ 8.13	$ 7.36
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2023 (unaudited) — (continued)

	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$276,200,290	$322,256,906	$491,162,344	$143,790,866	$183,311,565
Investments at value (affiliated)*	—	—	441,229	—	—
Repurchase agreements (cost approximates value)	355,831	284,154	1,503,482	1,072,385	175,078
Cash	673,885	2,646,288	3,354,175	3,039	3,365
Foreign cash*	402,011	1,504	10	1	9,408
Due from broker	33	—	26	—	—
Receivable for:
Fund shares sold	234,341	203,622	288,326	104,711	112,078
Dividends and interest	1,957,058	77,212	913,826	31,410	308,083
Investments sold	—	2,655,458	2,741,170	408,102	412,691
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	4,416	4,425	5,543	4,577	4,403
Due from investment adviser for expense reimbursements/fee waivers	9,422	20,184	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	23,769	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	279,837,287	328,149,753	500,433,900	145,415,091	184,336,671
LIABILITIES:
Payable for:
Fund shares redeemed	86,508	139,921	276,462	66,095	67,866
Investments purchased	7,778	1,487,870	1,701,989	333,143	793,216
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	222,150	218,676	326,088	104,688	131,903
Service fees—Class 2	1,610	3,175	2,400	2,293	2,176
Service fees—Class 3	1,840	2,960	1,835	2,308	2,100
Transfer agent fees and expenses	172	147	135	183	155
Trustees' fees and expenses	3,300	4,381	7,211	1,812	2,316
Other accrued expenses	181,754	105,543	144,547	94,826	109,903
Accrued foreign tax on capital gains	11,614	—	—	—	—
Variation margin on futures contracts	3,905	1,200	1,800	1,100	1,100
Due to custodian	—	—	—	—	—
Due to broker	—	439,999	—	5	22
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	126	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	520,631	2,403,872	2,462,593	606,453	1,110,757
Net assets	$279,316,656	$325,745,881	$497,971,307	$144,808,638	$183,225,914
* Cost
Investments (unaffiliated)	$251,734,863	$271,998,043	$476,631,449	$141,247,241	$164,933,964
Investments (affiliated)	$ —	$ —	$ 397,132	$ —	$ —
Foreign cash	$ 401,328	$ 1,537	$ 10	$ 1	$ 9,563
@ Premiums received on options written	$ —	$ —	$ —	$ —	$ —
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2023 (unaudited) — (continued)

	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$245,970,264	$263,174,703	$397,986,630	$147,760,280	$142,863,559
Total accumulated earnings (loss)	33,346,392	62,571,178	99,984,677	(2,951,642)	40,362,355
Net assets	$279,316,656	$325,745,881	$497,971,307	$144,808,638	$183,225,914
Class 1 (unlimited shares authorized):
Net assets	$257,817,209	$287,011,452	$470,496,940	$115,864,250	$156,167,425
Shares of beneficial interest issued and outstanding	32,018,238	28,059,674	34,067,918	10,680,665	9,995,816
Net asset value, offering and redemption price per share	$ 8.05	$ 10.23	$ 13.81	$ 10.85	$ 15.62
Class 2 (unlimited shares authorized):
Net assets	$ 12,743,740	$ 24,797,762	$ 18,831,730	$ 18,032,352	$ 17,135,748
Shares of beneficial interest issued and outstanding	1,578,375	2,558,915	1,366,211	1,910,214	1,101,750
Net asset value, offering and redemption price per share	$ 8.07	$ 9.69	$ 13.78	$ 9.44	$ 15.55
Class 3 (unlimited shares authorized):
Net assets	$ 8,755,707	$ 13,936,667	$ 8,642,637	$ 10,912,036	$ 9,922,741
Shares of beneficial interest issued and outstanding	1,088,624	1,479,308	626,933	1,261,920	639,708
Net asset value, offering and redemption price per share	$ 8.04	$ 9.42	$ 13.79	$ 8.65	$ 15.51
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2023 (unaudited) — (continued)

	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Small Cap Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio
ASSETS:
Investments at value (unaffiliated)*	$58,318,753	$147,852,238	$180,981,090	$248,192,648
Investments at value (affiliated)*	—	—	—	—
Repurchase agreements (cost approximates value)	505,000	—	5,000,000	—
Cash	1,050,295	419,663	—	79
Foreign cash*	674	—	8,987	19
Due from broker	—	110,926	941	—
Receivable for:
Fund shares sold	791	86,357	5,291	175,755
Dividends and interest	193,944	155,105	532,224	39,182
Investments sold	658,199	543,697	1,835,592	—
Receipts on swap contracts	—	—	—	—
Prepaid expenses and other assets	4,924	7,355	6,178	4,418
Due from investment adviser for expense reimbursements/fee waivers	16,773	—	22,661	—
Variation margin on futures contracts	330,202	—	11,352	—
Unrealized appreciation on forward foreign currency contracts	7,189	—	35,543	—
Swap premiums paid	6,056	—	—	—
Unrealized appreciation on swap contracts	48,548	—	—	—
Total assets	61,141,348	149,175,341	188,439,859	248,412,101
LIABILITIES:
Payable for:
Fund shares redeemed	25,034	80,031	572,157	33,799
Investments purchased	5,423,255	345,002	9,194,904	181,203
Payments on swap contracts	28	—	577	—
Investment advisory and management fees	38,668	107,212	128,414	180,219
Service fees—Class 2	3,386	1,411	4,297	3,501
Service fees—Class 3	4,390	1,608	28,435	4,560
Transfer agent fees and expenses	49	135	257	281
Trustees' fees and expenses	652	2,183	2,040	3,537
Other accrued expenses	89,345	97,565	115,036	88,016
Accrued foreign tax on capital gains	—	—	25,222	—
Variation margin on futures contracts	12,528	4,200	—	—
Due to custodian	—	—	31,029	—
Due to broker	440,331	—	—	—
Call and put options written, at value@	—	—	113,646	—
Unrealized depreciation on forward foreign currency contracts	—	—	119,524	—
Swap premiums received	—	—	—	—
Unrealized depreciation on swap contracts	3,163	—	1,014	—
Total liabilities	6,040,829	639,347	10,336,552	495,116
Net assets	$55,100,519	$148,535,994	$178,103,307	$247,916,985
* Cost
Investments (unaffiliated)	$61,422,820	$143,324,625	$163,959,488	$193,865,420
Investments (affiliated)	$ —	$ —	$ —	$ —
Foreign cash	$ 909	$ —	$ 8,989	$ 19
@ Premiums received on options written	$ —	$ —	$ 92,442	$ —
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2023 (unaudited) — (continued)

	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Small Cap Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$ 71,910,633	$140,832,496	$165,710,298	$165,057,708
Total accumulated earnings (loss)	(16,810,114)	7,703,498	12,393,009	82,859,277
Net assets	$ 55,100,519	$148,535,994	$178,103,307	$247,916,985
Class 1 (unlimited shares authorized):
Net assets	$ 6,487,861	$129,855,438	$ 10,182,489	$200,535,183
Shares of beneficial interest issued and outstanding	818,553	13,222,838	917,739	11,026,096
Net asset value, offering and redemption price per share	$ 7.93	$ 9.82	$ 11.10	$ 18.19
Class 2 (unlimited shares authorized):
Net assets	$ 27,346,915	$ 11,080,269	$ 33,328,660	$ 26,514,533
Shares of beneficial interest issued and outstanding	3,467,649	1,184,121	3,003,243	1,575,996
Net asset value, offering and redemption price per share	$ 7.89	$ 9.36	$ 11.10	$ 16.82
Class 3 (unlimited shares authorized):
Net assets	$ 21,265,743	$ 7,600,287	$134,592,158	$ 20,867,269
Shares of beneficial interest issued and outstanding	2,706,925	838,921	12,210,872	1,304,603
Net asset value, offering and redemption price per share	$ 7.86	$ 9.06	$ 11.02	$ 16.00
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2023 (unaudited)

	SA Allocation Balanced Portfolio	SA Allocation Growth Portfolio	SA Allocation Moderate Growth Portfolio	SA Allocation Moderate Portfolio	SA American Century Inflation Protection Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$ —	$ —	$ —	$ —	$ —
Interest (unaffiliated)	—	—	—	—	14,481,941
Total investment income*	—	—	—	—	14,481,941
EXPENSES:
Investment advisory and management fees	117,590	202,810	233,081	136,429	1,815,735
Service Fees:
Class 2	—	—	—	—	—
Class 3	293,888	503,364	582,299	340,828	476,849
Transfer agent fees and expenses	530	529	529	530	1,211
Custodian and accounting fees	5,971	5,971	5,971	5,971	39,184
Reports to shareholders	8,533	14,531	16,886	9,889	22,785
Audit and tax fees	16,413	16,413	16,413	16,412	31,689
Legal fees	7,476	9,572	10,431	7,954	12,487
Trustees' fees and expenses	3,075	5,053	5,975	3,537	8,159
Interest expense	—	—	—	—	7,930
License fee	—	—	—	—	461
Other expenses	14,378	15,563	16,159	14,677	23,946
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	467,854	773,806	887,744	536,227	2,440,436
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(11,759)	(20,281)	(23,308)	(13,643)	(184,444)
Fees paid indirectly (Note 5)	—	—	—	—	—
Net expenses	456,095	753,525	864,436	522,584	2,255,992
Net investment income (loss)	(456,095)	(753,525)	(864,436)	(522,584)	12,225,949
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	—	(6,589,763)
Investments (affiliated)	(4,478,656)	(4,618,459)	(2,957,049)	(2,911,655)	—
Futures contracts	—	—	—	—	(4,151,201)
Forward contracts	—	—	—	—	351,895
Swap contracts	—	—	—	—	121,027
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(6,691)
Net realized gain (loss) on investments and foreign currencies	(4,478,656)	(4,618,459)	(2,957,049)	(2,911,655)	(10,274,733)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—	(27,303,619)
Investments (affiliated)	1,705,975	7,702,148	3,774,435	2,067,152	—
Futures contracts	—	—	—	—	(3,549,848)
Forward contracts	—	—	—	—	8,127
Swap contracts	—	—	—	—	52,806
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(2,832)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	1,705,975	7,702,148	3,774,435	2,067,152	(30,795,366)
Net realized and unrealized gain (loss) on investments and foreign currencies	(2,772,681)	3,083,689	817,386	(844,503)	(41,070,099)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,228,776)	$ 2,330,164	$ (47,050)	$(1,367,087)	$(28,844,150)
* Net of foreign withholding taxes on interest and dividends of	$ —	$ —	$ —	$ —	$ —
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2023 (unaudited) — (continued)

	SA Columbia Focused Value Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed Growth Portfolio	SA Multi- Managed Income Portfolio	SA Multi- Managed Income/ Equity Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 4,200,121	$ 35,497	$ 60,358	$ 4,083	$ 10,190
Interest (unaffiliated)	51,247	11,195,725	189,901	531,538	541,861
Total investment income*	4,251,368	11,231,222	250,259	535,621	552,051
EXPENSES:
Investment advisory and management fees	1,597,213	2,403,003	154,577	108,059	147,694
Service Fees:
Class 2	8,921	10,396	10,481	11,814	14,525
Class 3	9,073	8,742	16,408	11,639	15,859
Transfer agent fees and expenses	832	983	302	378	302
Custodian and accounting fees	15,135	118,857	50,767	35,952	36,026
Reports to shareholders	11,647	27,600	1,232	1,016	1,312
Audit and tax fees	21,772	33,884	33,246	32,146	32,149
Legal fees	8,613	14,605	5,278	5,198	5,303
Trustees' fees and expenses	4,322	10,032	486	415	510
Interest expense	344	11,008	3,203	709	1,058
License fee	—	461	4,693	4,622	4,731
Other expenses	19,885	26,849	23,329	20,857	19,908
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,697,757	2,666,420	304,002	232,805	279,377
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(514,836)	—	(88,079)	(43,047)	(41,886)
Fees paid indirectly (Note 5)	(5,607)	—	(464)	—	—
Net expenses	1,177,314	2,666,420	215,459	189,758	237,491
Net investment income (loss)	3,074,054	8,564,802	34,800	345,863	314,560
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	17,469,454	(13,384,959)	(1,117,029)	(606,929)	(991,031)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	1,748,535	335	32,025	51,497
Forward contracts	—	(72,006)	(2,093)	(4,378)	(4,575)
Swap contracts	—	(49,834)	1,894	(197)	364
Net realized foreign exchange gain (loss) on other assets and liabilities	—	14,108	115	1,208	1,187
Net realized gain (loss) on investments and foreign currencies	17,469,454	(11,744,156)	(1,116,778)	(578,271)	(942,558)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(26,784,516)	(29,936,395)	960,954	(802,652)	(265,385)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	2,669,243	14,463	159,505	83,953
Forward contracts	—	261,105	3,026	17,793	15,850
Swap contracts	—	929,999	28,497	47,297	56,639
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(25,725)	(382)	(1,654)	(1,638)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(26,784,516)	(26,101,773)	1,006,558	(579,711)	(110,581)
Net realized and unrealized gain (loss) on investments and foreign currencies	(9,315,062)	(37,845,929)	(110,220)	(1,157,982)	(1,053,139)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (6,241,008)	$(29,281,127)	$ (75,420)	$ (812,119)	$ (738,579)
* Net of foreign withholding taxes on interest and dividends of	$ 16,543	$ 9,266	$ 564	$ 130	$ 266
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ —	$ —	$—
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2023 (unaudited) — (continued)

	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 5,380,375	$ 1,258,299	$ 6,145,093	$ 500,256	$ 1,962,740
Interest (unaffiliated)	28,022	37,075	72,989	27,324	65,795
Total investment income*	5,408,397	1,295,374	6,218,082	527,580	2,028,535
EXPENSES:
Investment advisory and management fees	1,437,764	1,416,272	2,084,392	667,015	834,482
Service Fees:
Class 2	10,468	19,771	15,104	14,187	13,814
Class 3	11,734	18,249	11,433	14,416	13,000
Transfer agent fees and expenses	1,060	907	832	1,135	1,115
Custodian and accounting fees	78,133	25,778	46,996	21,085	38,486
Reports to shareholders	11,322	13,090	19,640	5,623	6,973
Audit and tax fees	38,965	25,237	24,918	24,862	25,433
Legal fees	9,912	9,146	11,608	6,468	7,021
Trustees' fees and expenses	3,985	4,617	7,338	2,067	2,631
Interest expense	587	4,945	1,661	—	125
License fee	—	—	—	14,811	14,811
Other expenses	28,125	24,780	26,360	22,230	23,262
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,632,055	1,562,792	2,250,282	793,899	981,153
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(61,123)	(131,902)	—	—	—
Fees paid indirectly (Note 5)	—	—	(1,536)	(415)	—
Net expenses	1,570,932	1,430,890	2,248,746	793,484	981,153
Net investment income (loss)	3,837,465	(135,516)	3,969,336	(265,904)	1,047,382
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	3,780,911	16,122,379	10,082,880	8,048,597	6,512,824
Investments (affiliated)	—	—	1,073	—	—
Futures contracts	391,015	49,296	73,943	8,440	8,440
Forward contracts	—	—	221,460	—	—
Swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(39,163)	137	(1,406)	—	1,607
Net realized gain (loss) on investments and foreign currencies	4,132,763	16,171,812	10,377,950	8,057,037	6,522,871
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(13,236,735)	6,690,157	(9,905,889)	(8,483,226)	(6,407,394)
Investments (affiliated)	—	—	84,819	—	—
Futures contracts	(370,612)	(39,972)	(59,957)	(14,423)	(14,423)
Forward contracts	—	—	127,556	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(32,228)	(10)	(1,705)	—	(793)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	1,998	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(13,637,577)	6,650,175	(9,755,176)	(8,497,649)	(6,422,610)
Net realized and unrealized gain (loss) on investments and foreign currencies	(9,504,814)	22,821,987	622,774	(440,612)	100,261
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (5,667,349)	$22,686,471	$ 4,592,110	$ (706,516)	$ 1,147,643
* Net of foreign withholding taxes on interest and dividends of	$ 621,098	$ 2,903	$ 42,722	$ 774	$ 7,747
** Net of foreign withholding taxes on capital gains of	$ 893	$ —	$ —	$ —	$—
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2023 (unaudited) — (continued)

	SA Multi- Managed Moderate Growth Portfolio	SA Multi- Managed Small Cap Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$ 86,213	$ 1,172,404	$ 1,490,325	$ 663,064
Interest (unaffiliated)	519,697	11,865	973,068	24,316
Total investment income*	605,910	1,184,269	2,463,393	687,380
EXPENSES:
Investment advisory and management fees	244,789	691,273	785,880	1,128,016
Service Fees:
Class 2	21,441	8,941	26,886	22,006
Class 3	27,998	10,004	173,081	28,436
Transfer agent fees and expenses	302	832	1,589	1,740
Custodian and accounting fees	61,250	45,697	92,062	19,316
Reports to shareholders	2,061	5,690	6,616	9,575
Audit and tax fees	33,237	25,769	37,811	24,124
Legal fees	5,414	6,618	8,771	7,932
Trustees' fees and expenses	784	2,450	2,355	3,580
Interest expense	1,230	2,577	829	—
License fee	5,080	—	6,434	—
Other expenses	24,066	23,344	23,207	19,837
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	427,652	823,195	1,165,521	1,264,562
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(77,478)	—	(138,685)	—
Fees paid indirectly (Note 5)	(662)	(4,096)	(750)	—
Net expenses	349,512	819,099	1,026,086	1,264,562
Net investment income (loss)	256,398	365,170	1,437,307	(577,182)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,617,042)	(453,902)	693,287	20,672,800
Investments (affiliated)	—	—	—	—
Futures contracts	40,508	76,861	(2,077,887)	—
Forward contracts	(4,736)	—	(108,902)	—
Swap contracts	(2,300)	—	16,361	—
Net realized foreign exchange gain (loss) on other assets and liabilities	818	—	(8,266)	982
Net realized gain (loss) on investments and foreign currencies	(1,582,752)	(377,041)	(1,485,407)	20,673,782
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	697,463	(3,931,881)	4,346,770	9,625,170
Investments (affiliated)	—	—	—	—
Futures contracts	101,437	(54,623)	796,891	—
Forward contracts	15,988	—	(53,723)	—
Swap contracts	48,595	—	(2,522)	—
Written option contracts	—	—	(21,204)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,362)	—	(2,467)	(63)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(23,526)	—
Net unrealized gain (loss) on investments and foreign currencies	862,121	(3,986,504)	5,040,219	9,625,107
Net realized and unrealized gain (loss) on investments and foreign currencies	(720,631)	(4,363,545)	3,554,812	30,298,889
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (464,233)	$(3,998,375)	$ 4,992,119	$29,721,707
* Net of foreign withholding taxes on interest and dividends of	$ 782	$ 4,157	$ 67,767	$ 12,238
** Net of foreign withholding taxes on capital gains of	$ —	$ —	$ 4,037	$—
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Allocation Balanced		SA Allocation Growth		SA Allocation Moderate Growth
	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (456,095)	$ 3,447,501	$ (753,525)	$ 4,429,431	$ (864,436)	$ 6,093,333
Net realized gain (loss) on investments and foreign currencies	(4,478,656)	12,017,590	(4,618,459)	38,363,266	(2,957,049)	38,958,653
Net unrealized gain (loss) on investments and foreign currencies	1,705,975	(31,900,375)	7,702,148	(69,476,835)	3,774,435	(80,287,930)
Net increase (decrease) in net assets resulting from operations	(3,228,776)	(16,435,284)	2,330,164	(26,684,138)	(47,050)	(35,235,944)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(5,534)	—	(349,916)	—	(30,812)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(18,488,741)	—	(31,031,130)	—	(45,069,661)
Total distributions to shareholders	—	(18,494,275)	—	(31,381,046)	—	(45,100,473)
CAPITAL SHARE TRANSACTIONS (Note 7)	(9,595,210)	8,119,036	(2,295,061)	54,171,944	(21,005,075)	20,471,122
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,823,986)	(26,810,523)	35,103	(3,893,240)	(21,052,125)	(59,865,295)
NET ASSETS:
Beginning of period	237,880,521	264,691,044	395,967,611	399,860,851	465,926,434	525,791,729
End of period	$225,056,535	$237,880,521	$396,002,714	$395,967,611	$444,874,309	$465,926,434
	SA Allocation Moderate		SA American Century Inflation Protection Portfolio		SA Columbia Focused Value
	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (522,584)	$ 3,741,802	$ 12,225,949	$ 27,878,440	$ 3,074,054	$ 5,045,470
Net realized gain (loss) on investments and foreign currencies	(2,911,655)	19,567,750	(10,274,733)	(25,891,304)	17,469,454	18,494,548
Net unrealized gain (loss) on investments and foreign currencies	2,067,152	(43,870,484)	(30,795,366)	(53,454,857)	(26,784,516)	(45,199,479)
Net increase (decrease) in net assets resulting from operations	(1,367,087)	(20,560,932)	(28,844,150)	(51,467,721)	(6,241,008)	(21,659,461)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(18,689)	—	(10,314,132)	—	(36,926,095)
Distributable earnings — Class 2	—	—	—	—	—	(1,617,413)
Distributable earnings — Class 3	—	(26,216,405)	—	(15,299,657)	—	(990,545)
Total distributions to shareholders	—	(26,235,094)	—	(25,613,789)	—	(39,534,053)
CAPITAL SHARE TRANSACTIONS (Note 7)	(10,191,092)	7,810,073	(33,176,765)	5,015,286	(33,882,597)	32,866,474
TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,558,179)	(38,985,953)	(62,020,915)	(72,066,224)	(40,123,605)	(28,327,040)
NET ASSETS:
Beginning of period	273,267,534	312,253,487	637,951,205	710,017,429	335,160,814	363,487,854
End of period	$261,709,355	$273,267,534	$575,930,290	$637,951,205	$295,037,209	$335,160,814
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Diversified Fixed Income		SA Multi-Managed Growth		SA Multi-Managed Income
	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 8,564,802	$ 16,730,404	$ 34,800	$ (13,074)	$ 345,863	$ 548,827
Net realized gain (loss) on investments and foreign currencies	(11,744,156)	(33,292,175)	(1,116,778)	(7,756,267)	(578,271)	(3,582,816)
Net unrealized gain (loss) on investments and foreign currencies	(26,101,773)	(31,592,120)	1,006,558	168,482	(579,711)	(312,936)
Net increase (decrease) in net assets resulting from operations	(29,281,127)	(48,153,891)	(75,420)	(7,600,859)	(812,119)	(3,346,925)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(18,011,646)	—	(1,313,079)	—	(165,624)
Distributable earnings — Class 2	—	(312,078)	—	(2,430,764)	—	(882,415)
Distributable earnings — Class 3	—	(147,825)	—	(2,365,699)	—	(490,988)
Total distributions to shareholders	—	(18,471,549)	—	(6,109,542)	—	(1,539,027)
CAPITAL SHARE TRANSACTIONS (Note 7)	(52,425,217)	(54,809,497)	(787,345)	4,093,441	(914,290)	(3,697,991)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,706,344)	(121,434,937)	(862,765)	(9,616,960)	(1,726,409)	(8,583,943)
NET ASSETS:
Beginning of period	775,034,358	896,469,295	34,684,116	44,301,076	28,463,018	37,046,961
End of period	$693,328,014	$ 775,034,358	$33,821,351	$34,684,116	$26,736,609	$28,463,018
	SA Multi-Managed Income/Equity		SA Multi-Managed International Equity		SA Multi-Managed Large Cap Growth
	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 314,560	$ 493,273	$ 3,837,465	$ 6,169,361	$ (135,516)	$ (220,403)
Net realized gain (loss) on investments and foreign currencies	(942,558)	(6,770,415)	4,132,763	1,369,578	16,171,812	(284,924)
Net unrealized gain (loss) on investments and foreign currencies	(110,581)	618,872	(13,637,577)	(19,059,586)	6,650,175	(87,334,511)
Net increase (decrease) in net assets resulting from operations	(738,579)	(5,658,270)	(5,667,349)	(11,520,647)	22,686,471	(87,839,838)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(349,709)	—	(24,377,518)	—	(54,232,686)
Distributable earnings — Class 2	—	(1,451,387)	—	(1,182,585)	—	(4,297,225)
Distributable earnings — Class 3	—	(922,917)	—	(815,000)	—	(2,458,267)
Total distributions to shareholders	—	(2,724,013)	—	(26,375,103)	—	(60,988,178)
CAPITAL SHARE TRANSACTIONS (Note 7)	(567,828)	(2,300,954)	(27,003,215)	(10,739,799)	(64,427,841)	14,130,323
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,306,407)	(10,683,237)	(32,670,564)	(48,635,549)	(41,741,370)	(134,697,693)
NET ASSETS:
Beginning of period	36,347,173	47,030,410	311,987,220	360,622,769	367,487,251	502,184,944
End of period	$35,040,766	$ 36,347,173	$279,316,656	$311,987,220	$325,745,881	$ 367,487,251
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth		SA Multi-Managed Mid Cap Value
	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 3,969,336	$ 10,434,715	$ (265,904)	$ (384,380)	$ 1,047,382	$ 2,390,902
Net realized gain (loss) on investments and foreign currencies	10,377,950	67,601,762	8,057,037	(12,346,200)	6,522,871	16,021,454
Net unrealized gain (loss) on investments and foreign currencies	(9,755,176)	(99,346,046)	(8,497,649)	(10,817,554)	(6,422,610)	(36,326,060)
Net increase (decrease) in net assets resulting from operations	4,592,110	(21,309,569)	(706,516)	(23,548,134)	1,147,643	(17,913,704)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(113,980,675)	—	(35,776,644)	—	(26,646,782)
Distributable earnings — Class 2	—	(3,884,819)	—	(5,597,768)	—	(2,840,515)
Distributable earnings — Class 3	—	(1,828,588)	—	(3,685,524)	—	(1,660,379)
Total distributions to shareholders	—	(119,694,082)	—	(45,059,936)	—	(31,147,676)
CAPITAL SHARE TRANSACTIONS (Note 7)	(62,323,256)	(77,993,890)	(14,074,518)	23,915,242	(17,345,274)	7,092,016
TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,731,146)	(218,997,541)	(14,781,034)	(44,692,828)	(16,197,631)	(41,969,364)
NET ASSETS:
Beginning of period	555,702,453	774,699,994	159,589,672	204,282,500	199,423,545	241,392,909
End of period	$497,971,307	$ 555,702,453	$144,808,638	$159,589,672	$183,225,914	$199,423,545
	SA Multi-Managed Moderate Growth		SA Multi-Managed Small Cap		SA Putnam Asset Allocation Diversified Growth
	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ 256,398	$ 353,985	$ 365,170	$ 728,117	$ 1,437,307	$ 2,394,574
Net realized gain (loss) on investments and foreign currencies	(1,582,752)	(11,252,953)	(377,041)	4,942,112	(1,485,407)	(6,226,250)
Net unrealized gain (loss) on investments and foreign currencies	862,121	(176,904)	(3,986,504)	(26,239,078)	5,040,219	(11,544,803)
Net increase (decrease) in net assets resulting from operations	(464,233)	(11,075,872)	(3,998,375)	(20,568,849)	4,992,119	(15,376,479)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(860,708)	—	(31,051,694)	—	(1,936,387)
Distributable earnings — Class 2	—	(3,796,446)	—	(2,355,837)	—	(6,648,006)
Distributable earnings — Class 3	—	(3,035,484)	—	(1,597,719)	—	(24,358,528)
Total distributions to shareholders	—	(7,692,638)	—	(35,005,250)	—	(32,942,921)
CAPITAL SHARE TRANSACTIONS (Note 7)	(2,560,839)	(378,283)	(25,843,843)	3,444,352	(8,818,429)	18,709,723
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,025,072)	(19,146,793)	(29,842,218)	(52,129,747)	(3,826,310)	(29,609,677)
NET ASSETS:
Beginning of period	58,125,591	77,272,384	178,378,212	230,507,959	181,929,617	211,539,294
End of period	$55,100,519	$ 58,125,591	$148,535,994	$178,378,212	$178,103,307	$181,929,617
See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA T. Rowe Price Growth Stock
	For the Six Months Ended September 30, 2023 (unaudited)	For the Year Ended March 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (577,182)	$ (1,306,100)
Net realized gain (loss) on investments and foreign currencies	20,673,782	10,763,931
Net unrealized gain (loss) on investments and foreign currencies	9,625,107	(86,712,271)
Net increase (decrease) in net assets resulting from operations	29,721,707	(77,254,440)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(37,547,847)
Distributable earnings — Class 2	—	(4,723,285)
Distributable earnings — Class 3	—	(3,843,546)
Total distributions to shareholders	—	(46,114,678)
CAPITAL SHARE TRANSACTIONS (Note 7)	(54,445,820)	(19,216,446)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,724,113)	(142,585,564)
NET ASSETS:
Beginning of period	272,641,098	415,226,662
End of period	$247,916,985	$ 272,641,098
See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization
    Seasons Series Trust (the “Trust”), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is currently comprised of 19 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), which is a majority-owned subsidiary of American International Group, Inc (“AIG”), serves as investment adviser for all the Portfolios of the Trust.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the “Seasons Strategies Portfolios,” are available only through the selection of one of four “strategies” described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the “Seasons Select Portfolios,” the “Seasons Focused Portfolio” and the “Seasons Managed Allocation Portfolios,” are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract.
    Each Seasons Manged Allocation Portfolio is structured as a “fund-of-funds” which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust and certain other affiliated mutual funds (collectively, the “Underlying Portfolios”).
    Each Portfolio is diversified with the exception of SA Multi-Managed Large Cap Growth Portfolio and SA T. Rowe Price Growth Stock Portfolio, which are non-diversified as defined by the 1940 Act.
    The investment goal for each Portfolio is as follows:
    Seasons Strategies Portfolios
    The SA Multi-Managed Growth Portfolio seeks long-term growth of capital by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.
    The SA Multi-Managed Income Portfolio seeks capital preservation by allocating its assets among two distinct, actively managed investment components, each with a different investment strategy which include a fixed income component and a growth component.
    The SA Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital by allocating its assets among two distinct, actively-managed investment components, each with a different investment strategy, which include a fixed income component and a growth component.
    The SA Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective by allocating its assets among three distinct, actively-managed investment components, each with a different investment strategy, which include a small-cap growth component, a fixed income component and a growth component.
    The SA Putnam Asset Allocation Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.
    The SA T. Rowe Price Growth Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.
     Seasons Select Portfolios
    The SA American Century Inflation Portfolio seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
    The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.
    The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.
    The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

    The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.
    The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.
    The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.
    The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.
     Seasons Focused Portfolio
    The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.
    Seasons Managed Allocation Portfolios
    The SA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.
    The SA Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.
    The SA Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.
    The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.
     Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
     Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of September 30, 2023, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has establishment a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
     Loans: Certain Portfolios invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.
     Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.
     Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    As of September 30, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	6.50%	$845,000
SA Multi-Managed Growth Portfolio	0.31	40,000
SA Multi-Managed Income Portfolio	0.46	60,000
SA Multi-Managed Income/Equity Portfolio	0.50	65,000
SA Multi-Managed Large Cap Value Portfolio	1.62	210,000
SA Multi-Managed Mid Cap Growth Portfolio	1.31	170,000
SA Multi-Managed Moderate Growth Portfolio	0.73	95,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated September 29, 2023, bearing interest at a rate of 5.28% per annum, with a principal amount of $12,993,000, a repurchase price of $12,998,717, and a maturity date of , October 2, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.38%	05/15/2040	$13,734,000	$13,249,001
    As of September 30, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	6.64%	$930,000
SA Multi-Managed Growth Portfolio	0.39	55,000
SA Multi-Managed Income Portfolio	0.54	75,000
SA Multi-Managed Income/Equity Portfolio	0.57	80,000
SA Multi-Managed Large Cap Value Portfolio	1.75	245,000
SA Multi-Managed Mid Cap Growth Portfolio	1.39	195,000
SA Multi-Managed Moderate Growth Portfolio	0.82	115,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

    Barclays Capital, Inc., dated September 29, 2023, bearing interest at a rate of 5.30% per annum, with a principal amount of $14,000,000, a repurchase price of $14,006,183, and a maturity date of October 2, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.38%	09/30/2027	$16,850,000	$14,242,210
    As of September 30, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	6.54%	$915,000
SA Multi-Managed Growth Portfolio	0.29	40,000
SA Multi-Managed Income Portfolio	0.46	65,000
SA Multi-Managed Income/Equity Portfolio	0.50	70,000
SA Multi-Managed Large Cap Value Portfolio	1.61	225,000
SA Multi-Managed Mid Cap Growth Portfolio	1.32	185,000
SA Multi-Managed Moderate Growth Portfolio	0.75	105,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    BNP Paribas SA, dated September 29, 2023, bearing interest at a rate of 5.27% per annum, with a principal amount of $14,000,000, a repurchase price of $14,006,148 and a maturity date of October 2, 2023.  The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	1.13%	05/15/2040	$24,762,100	$14,319,396
    As of September 30, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	6.50%	$845,000
SA Multi-Managed Growth Portfolio	0.31	40,000
SA Multi-Managed Income Portfolio	0.46	60,000
SA Multi-Managed Income/Equity Portfolio	0.50	65,000
SA Multi-Managed Large Cap Value Portfolio	1.62	210,000
SA Multi-Managed Mid Cap Growth Portfolio	1.31	170,000
SA Multi-Managed Moderate Growth Portfolio	0.73	95,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated September 29, 2023, bearing interest at a rate of 5.28% per annum, with a principal amount of $12,993,000, a repurchase price of $12,998,717, and a maturity date of October 2, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.88%	12/31/2029	$13,808,000	$13,353,820
    As of September 30, 2023, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	6.50%	$845,000
SA Multi-Managed Growth Portfolio	0.31	40,000
SA Multi-Managed Income Portfolio	0.46	60,000
SA Multi-Managed Income/Equity Portfolio	0.50	65,000
SA Multi-Managed Large Cap Value Portfolio	1.62	210,000
SA Multi-Managed Mid Cap Growth Portfolio	1.31	170,000
SA Multi-Managed Moderate Growth Portfolio	0.73	95,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

    RBS Securities, Inc., dated September 29, 2023, bearing interest at a rate of 5.27% per annum, with a principal amount of $12,994,000 a repurchase price of $12,999,707, and a maturity date of October 2, 2023. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	05/31/2027	$14,145,000	$13,262,069
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
     When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
     Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
     Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
LIBOR Risk
    A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR,Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. In April 2023, the FCA announced that the 1-month, 3-month and 6-month U.S. dollar LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. All other LIBOR settings have ceased to be published. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act (the “LIBOR Act”) was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on the SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the LIBOR Act by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The LIBOR Act and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.
Recent Accounting and Regulatory Developments
    In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As a result of an extension in the planned discontinuation date of USD LIBOR, the FASB issued ASU No. 2022-06, Reference Rate Reform” in December 2022, which extends the temporary relief provided by ASU 2020-04 to December 31, 2024. Management is evaluating the potential impact of ASU 2020-04 and ASU 2022-06 to the financial statements.
Note 3 — Derivative Instruments
     Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
     Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
     Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
     Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
     Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of September 30, 2023, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended September 30, 2023. For a detailed presentation of derivatives held as of September 30, 2023, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Foreign Forward Exchange Contracts(6)
Portfolio	Interest Rate Contracts
SA American Century Inflation Protection	$ —	$452,652	$—	$—	$1,341,440	$1,488,142	$—	$—
SA Multi-Managed Diversified Fixed Income	1,665,714	890,700	—	—	458,715	—	—	—
SA Multi-Managed Growth	19,847	56,723	—	—	13,086	—	—	—
SA Multi-Managed Income	88,363	49,049	—	—	32,545	—	—	—
SA Multi-Managed Income/Equity	60,027	58,308	—	—	42,357	—	—	—
SA Multi-Managed Moderate Growth	60,921	50,373	—	—	23,722	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	50,414	—	—	—
	Equity Contracts
SA Multi-Managed International Equity	—	—	—	—	35,818	—	—	—
SA Multi-Managed Large Cap Growth	—	—	—	—	21,344	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	—	32,016	—	—	—
SA Multi-Managed Mid Cap Growth	—	—	—	—	8,445	—	—	—
SA Multi-Managed Mid Cap Value	—	—	—	—	8,445	—	—	—
SA Multi-Managed Moderate Growth	—	—	—	—	664	—	—	—

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Foreign Forward Exchange Contracts(6)
Portfolio	Equity Contracts
SA Multi-Managed Small Cap	$ —	$ —	$ —	$ —	$29,812	$ —	$ —	$ —
SA Putnam Asset Allocation Diversified Growth	92,844	—	739,206	—	—	1,014	113,646	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	—	66,727	—	—	—	—	—	—
SA Multi-Managed Growth	—	404	—	—	—	—	—	—
SA Multi-Managed Income	—	1,068	—	—	—	—	—	—
SA Multi-Managed Income/Equity	—	1,068	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	—	1,068	—	—	—	—	—	—
	Foreign Exchange Contracts
SA American Century Inflation Protection	—	—	—	8,127	—	—	—	—
SA Multi-Managed Diversified Fixed Income	—	—	—	125,862	—	—	—	—
SA Multi-Managed Growth	—	—	60,194	1,377	—	—	—	—
SA Multi-Managed Income	—	—	15,622	8,074	—	—	—	—
SA Multi-Managed Income/Equity	—	—	38,340	7,288	—	—	—	—
SA Multi-Managed Large Cap Growth	—	—	352,901	—	—	—	—	—
SA Multi-Managed Large Cap Value	—	—	—	23,769	—	—	—	126
SA Multi-Managed Moderate Growth	—	—	76,490	7,189	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	—	—	—	35,543	—	—	—	119,524

(1)	Amount represents cumulative appreciation/depreciation on futures as disclosed in the Portfolio of Investments. Only the Variation margin on futures contracts is separately disclosed on the Statements of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Portfolio of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on swap contracts and Swap premiums paid and Swap premiums received, if applicable.
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA American Century Inflation Protection	$(4,151,201)	$121,027	$—	$—	$—
SA Multi-Managed Diversified Fixed Income	1,748,535	(18,911)	—	—	—
SA Multi-Managed Growth	2,142	2,308	—	—	—
SA Multi-Managed Income	32,025	880	—	—	—
SA Multi-Managed Income/Equity	51,497	1,446	—	—	—
SA Multi-Managed Moderate Growth	31,289	(1,206)	—	—	—
SA Putnam Asset Allocation Diversified Growth	226,643	—	—	—	—
	Equity Contracts
SA Multi-Managed Growth	(1,807)	—	—	—	—
SA Multi-Managed International Equity	391,015	—	—	—	—
SA Multi-Managed Large Cap Growth	49,296	—	—	—	—
SA Multi-Managed Large Cap Value	73,943	—	—	—	—
SA Multi-Managed Mid Cap Growth	8,440	—	—	—	—
SA Multi-Managed Mid Cap Value	8,440	—	—	—	—
SA Multi-Managed Moderate Growth	9,219	—	—	—	—
SA Multi-Managed Small Cap	76,861	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	(2,304,530)	16,361	—	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	—	(30,923)	—	—	—
SA Multi-Managed Growth	—	(414)	—	—	—
SA Multi-Managed Income	—	(1,077)	—	—	—
SA Multi-Managed Income/Equity	—	(1,082)	—	—	—

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Credit Contracts
SA Multi-Managed Moderate Growth	$—	$(1,094)	$—	$ —	$ —
	Foreign Forward Exchange Contracts
SA American Century Inflation Protection	—	—	—	—	351,895
SA Multi-Managed Diversified Fixed Income	—	—	—	—	(72,006)
SA Multi-Managed Growth	—	—	—	(42,011)	(2,093)
SA Multi-Managed Income	—	—	—	(11,487)	(4,378)
SA Multi-Managed Income/Equity	—	—	—	(27,281)	(4,575)
SA Multi-Managed Large Cap Growth	—	—	—	(194,371)	—
SA Multi-Managed Large Cap Value	—	—	—	—	221,460
SA Multi-Managed Moderate Growth	—	—	—	(55,280)	(4,736)
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(108,902)
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Portfolio	Interest Rate Contracts
SA American Century Inflation Protection	$(3,549,848)	$ 52,806	$ —	$ —	$ —
SA Multi-Managed Diversified Fixed Income	2,669,243	985,892	—	—	—
SA Multi-Managed Growth	18,471	29,011	—	—	—
SA Multi-Managed Income	159,505	48,660	—	—	—
SA Multi-Managed Income/Equity	83,953	58,002	—	—	—
SA Multi-Managed Moderate Growth	110,127	49,952	—	—	—
SA Putnam Asset Allocation Diversified Growth	(164,008)	—	—	—	—
	Equity Contracts
SA Multi-Managed Growth	(4,008)	—	—	—	—
SA Multi-Managed International Equity	(370,612)	—	—	—	—
SA Multi-Managed Large Cap Growth	(39,972)	—	—	—	—
SA Multi-Managed Large Cap Value	(59,957)	—	—	—	—
SA Multi-Managed Mid Cap Growth	(14,423)	—	—	—	—
SA Multi-Managed Mid Cap Value	(14,423)	—	—	—	—
SA Multi-Managed Moderate Growth	(8,690)	—	—	—	—
SA Multi-Managed Small Cap	(54,623)	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	960,899	(2,522)	(21,204)	—	—
	Credit Contracts
SA Multi-Managed Diversified Fixed Income	—	(55,893)	—	—	—
SA Multi-Managed Growth	—	(514)	—	—	—
SA Multi-Managed Income	—	(1,363)	—	—	—
SA Multi-Managed Income/Equity	—	(1,363)	—	—	—
SA Multi-Managed Moderate Growth	—	(1,357)	—	—	—
	Foreign Forward Exchange Contracts
SA American Century Inflation Protection	—	—	—	—	8,127
SA Multi-Managed Diversified Fixed Income	—	—	—	—	261,105
SA Multi-Managed Growth	—	—	—	43,806	3,026
SA Multi-Managed Income	—	—	—	11,942	17,793
SA Multi-Managed Income/Equity	—	—	—	28,412	15,850
SA Multi-Managed Large Cap Growth	—	—	—	210,966	—
SA Multi-Managed Large Cap Value	—	—	—	—	127,556
SA Multi-Managed Moderate Growth	—	—	—	57,448	15,988
SA Putnam Asset Allocation Diversified Growth	—	—	—	—	(53,723)

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts
    The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2023.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Forward Exchange Contracts(1)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Equity Swaps(2)	Written Put Option Contracts(2)
SA American Century Inflation Protection	$152,404,503	$13,580,399	$ —	$262,825,000	$ —	$ —	$ —
SA Multi-Managed Diversified Fixed Income	104,713,879	9,446,921	—	4,795,833	3,145,000	—	—
SA Multi-Managed Growth	3,007,525	110,427	43,530	180,000	39,000	—	—
SA Multi-Managed Income	7,358,060	761,605	11,457	217,500	103,000	—	—
SA Multi-Managed Income/Equity	7,512,404	685,805	27,856	273,333	103,000	—	—
SA Multi-Managed International Equity	2,596,840	—	—	—	—	—	—
SA Multi-Managed Large Cap Growth	438,721	—	250,971	—	—	—	—
SA Multi-Managed Large Cap Value	658,081	14,950,370	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	257,770	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value	257,770	—	—	—	—	—	—
SA Multi-Managed Moderate Growth	9,089,608	690,161	55,673	223,333	103,000	—	—
SA Multi-Managed Small Cap	1,094,568	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth	21,043,123	5,918,387	212,903	—	—	114,314	34,517

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the six months ended September 30, 2023:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA American Century Inflation Protection	1	2	—	3	—	—
SA Multi-Managed Diversified Fixed Income . . ..	1	2	—	1	3, 4	—
SA Multi-Managed Growth	1, 5	2	6	1	3, 4	—
SA Multi-Managed Income	1	2	6	1	3, 4	—
SA Multi-Managed Income/Equity	1	2	6	1	3, 4	—
SA Multi-Managed International Equity	5	—	—	—	—	—
SA Multi-Managed Large Cap Growth	5	—	6	—	—	—
SA Multi-Managed Large Cap Value	5	2	—	—	—	—
SA Multi-Managed Mid Cap Growth	5	—	—	—	—	—
SA Multi-Managed Mid Cap Value	5	—	—	—	—	—
SA Multi-Managed Moderate Growth	1, 5	2	6	1	3, 4	—
SA Multi-Managed Small Cap	5	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth . ..	1, 5	2	3	—	—	3

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
(3)	To manage against or gain exposure to certain securities and/or sectors.
(4)	To manage credit risk.
(5)	To manage exposures in certain securities markets.
(6)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of September 30, 2023. The repurchase agreements held by the Portfolios as of September 30, 2023, are also subject to Master Agreements but

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA American Century Inflation Protection Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Morgan Stanley & Co., Inc.	$8,127	$—	$—	$8,127	$—	$—	$—	$—	$8,127	$—	$8,127
Total	$8,127	$—	$—	$8,127	$—	$—	$—	$—	$8,127	$—	$8,127

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of Montreal	$ 3,112	$—	$—	$ 3,112	$—	$—	$—	$—	$ 3,112	$—	$ 3,112
Deutsche Bank AG	94,224	—	—	94,224	—	—	—	—	94,224	—	94,224
Goldman Sachs International	23,817	—	—	23,817	—	—	—	—	23,817	—	23,817
JPMorgan Chase Bank, N.A.	3,116	—	—	3,116	—	—	—	—	3,116	—	3,116
Morgan Stanley & Co. International PLC	1,593	—	—	1,593	—	—	—	—	1,593	—	1,593
Total	$125,862	$—	$—	$125,862	$—	$—	$—	$—	$125,862	$—	$125,862

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$ 926	$—	$ —	$ 926	$—	$—	$—	$—	$ 926	$ —	$ 926
Goldman Sachs International	451	—	—	451	—	—	—	—	451	—	451
JPMorgan Chase Bank, N.A.	—	—	35,515	35,515	—	—	—	—	35,515	(10,000)	25,515
Standard Chartered Bank	—	—	24,679	24,679	—	—	—	—	24,679	(10,000)	14,679
Total	$1,377	$—	$60,194	$61,571	$—	$—	$—	$—	$61,571	$(20,000)	$41,571

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	SA Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$6,743	$—	$ —	$ 6,743	$—	$—	$—	$—	$ 6,743	$—	$ 6,743
Goldman Sachs International	1,331	—	—	1,331	—	—	—	—	1,331	—	1,331
JPMorgan Chase Bank, N.A.	—	—	9,192	9,192	—	—	—	—	9,192	—	9,192
Standard Chartered Bank	—	—	6,430	6,430	—	—	—	—	6,430	—	6,430
Total	$8,074	$—	$15,622	$23,696	$—	$—	$—	$—	$23,696	$—	$23,696

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$5,947	$—	$ —	$ 5,947	$—	$—	$—	$—	$ 5,947	$—	$ 5,947
Goldman Sachs International	1,341	—	—	1,341	—	—	—	—	1,341	—	1,341
JPMorgan Chase Bank, N.A.	—	—	22,484	22,484	—	—	—	—	22,484	—	22,484
Standard Chartered Bank	—	—	15,856	15,856	—	—	—	—	15,856	—	15,856
Total	$7,288	$—	$38,340	$45,628	$—	$—	$—	$—	$45,628	$—	$45,628

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$ —	$ —	$—	$—	$—	$—	$ —	$ —	$—
JPMorgan Chase Bank, N.A.	—	—	206,197	206,197	—	—	—	—	206,197	(206,197)	—
Standard Chartered Bank	—	—	146,704	146,704	—	—	—	—	146,704	(146,704)	—
Total	$—	$—	$352,901	$352,901	$—	$—	$—	$—	$352,901	$(352,901)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$ 3,016	$—	$—	$ 3,016	$ —	$—	$—	$ —	$ 3,016	$—	$ 3,016
Goldman Sachs International	7,281	—	—	7,281	126	—	—	126	7,155	—	7,155
JPMorgan Chase Bank, N.A.	3,362	—	—	3,362	—	—	—	—	3,362	—	3,362
Morgan Stanley & Co. International PLC	10,110	—	—	10,110	—	—	—	—	10,110	—	10,110
Total	$23,769	$—	$—	$23,769	$126	$—	$—	$126	$23,643	$—	$23,643

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	SA Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$5,889	$—	$ —	$ 5,889	$—	$—	$—	$—	$ 5,889	$ —	$ 5,889
Goldman Sachs International	1,300	—	—	1,300	—	—	—	—	1,300	—	1,300
JPMorgan Chase Bank, N.A.	—	—	45,013	45,013	—	—	—	—	45,013	(45,013)	—
Standard Chartered Bank	—	—	31,477	31,477	—	—	—	—	31,477	(10,000)	21,477
Total	$7,189	$—	$76,490	$83,679	$—	$—	$—	$—	$83,679	$(55,013)	$28,666

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Putnam Asset Allocation Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$ —	$—	$ —	$ —	$ 9,381	$1,014	$ —	$ 10,395	$ (10,395)	$—	$ (10,395)
Citibank, N.A.	1,545	—	739,206	740,751	6	—	113,646	113,652	627,099	—	627,099
Goldman Sachs International	15,943	—	—	15,943	18,662	—	—	18,662	(2,719)	—	(2,719)
HSBC Bank PLC	4,564	—	—	4,564	4,229	—	—	4,229	335	—	335
JPMorgan Chase Bank, N.A.	5,019	—	—	5,019	48,617	—	—	48,617	(43,598)	—	(43,598)
State Street Bank & Trust Company	8,167	—	—	8,167	21,373	—	—	21,373	(13,206)	—	(13,206)
Toronto Dominion Bank	305	—	—	305	3,586	—	—	3,586	(3,281)	—	(3,281)
UBS AG	—	—	—	—	13,670	—	—	13,670	(13,670)	—	(13,670)
Total	$35,543	$—	$739,206	$774,749	$119,524	$1,014	$113,646	$234,184	$540,565	$—	$540,565

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2023
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Allocation Balanced	$ 5,174,688	$ 12,286,320	$(35,482,776)	$ 6,649,554	$11,844,721
SA Allocation Growth	8,784,544	36,033,835	(56,740,982)	9,324,721	22,056,325
SA Allocation Moderate Growth	10,729,477	36,100,264	(55,071,877)	13,608,667	31,491,806
SA Allocation Moderate	6,184,872	18,802,633	(37,334,650)	8,159,367	18,075,727
SA American Century Inflation Protection	27,136,550	(26,679,346)	(59,568,612)	25,613,789	—
SA Columbia Focused Value	4,709,933	18,333,995	70,254,730	6,170,511	33,363,542
SA Multi-Managed Diversified Fixed Income	15,576,320	(47,914,227)	(75,378,943)	18,471,549	—
SA Multi-Managed Growth	—	(7,830,365)	(3,101,226)	—	6,109,542
SA Multi-Managed Income	497,173	(2,862,351)	(4,374,348)	449,848	1,089,179
SA Multi-Managed Income/Equity	415,156	(6,370,605)	(4,775,575)	266,713	2,457,300
SA Multi-Managed International Equity	6,316,575	867,221	31,926,531	6,884,084	19,491,019
SA Multi-Managed Large Cap Growth	—	1,058,935	39,776,037	29,803	60,958,375
SA Multi-Managed Large Cap Value	10,334,594	67,255,538	17,802,430	22,271,283	97,422,799
SA Multi-Managed Mid Cap Growth	—	(12,330,944)	10,177,625	2,293,640	42,766,296
SA Multi-Managed Mid Cap Value	2,190,782	14,504,104	22,519,825	7,521,793	23,625,883

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2023
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Multi-Managed Moderate Growth	$ 202,289	$(10,380,715)	$ (6,143,154)	$ 325,352	$ 7,367,286
SA Multi-Managed Small Cap	637,117	5,026,985	6,037,770	4,420,598	30,584,652
SA Putnam Asset Allocation Diversified Growth	2,605,016	(6,716,047)	11,572,521	6,700,659	26,242,262
SA T. Rowe Price Growth Stock	—	10,322,448	43,652,917	—	46,114,678

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
    As of March 31, 2023, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA American Century Inflation Protection	$20,114,421	$ 6,564,925
SA Multi-Managed Diversified Fixed Income	28,214,819	19,699,408
SA Multi-Managed Growth	3,954,312	3,876,053
SA Multi-Managed Income	1,064,287	1,798,064
SA Multi-Managed Income/Equity	2,544,869	3,825,736
SA Multi-Managed Mid Cap Growth	11,196,355	1,134,589
SA Multi-Managed Moderate Growth	4,802,550	5,578,165
SA Putnam Asset Allocation Diversified Growth	6,716,047	—
    Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2023, the Portfolios elected to defer late year ordinary  losses and post October capital losses as follows:
Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Multi-Managed Growth	$ 7,141	$—	$—
SA Multi-Managed Large Cap Growth	950,267	—	—
SA Multi-Managed Mid Cap Growth	91,815	—	—
SA T. Rowe Price Growth Stock	837,795	—	—
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Allocation Balanced	$ 1,794,216	$ (35,571,017)	$ (33,776,801)	$258,964,847
SA Allocation Growth	5,386,580	(54,425,414)	(49,038,834)	445,236,757
SA Allocation Moderate Growth	9,080,801	(60,378,243)	(51,297,442)	496,388,638
SA Allocation Moderate	3,792,505	(39,060,003)	(35,267,498)	297,122,330
SA American Century Inflation Protection	(1,547,220)	(88,813,926)	(90,361,146)	660,571,934
SA Columbia Focused Value	68,771,197	(25,300,983)	43,470,214	249,766,832
SA Multi-Managed Diversified Fixed Income	3,400,111	(104,878,007)	(101,477,896)	925,373,585
SA Multi-Managed Growth	3,147,196	(5,241,814)	(2,094,618)	36,680,566
SA Multi-Managed Income	774,328	(5,728,160)	(4,953,832)	36,887,163
SA Multi-Managed Income/Equity	1,471,622	(6,357,602)	(4,885,980)	44,779,906
SA Multi-Managed International Equity	48,005,989	(29,653,834)	18,352,155	257,833,354
SA Multi-Managed Large Cap Growth	76,361,437	(29,935,189)	46,426,248	276,074,840
SA Multi-Managed Large Cap Value	52,996,613	(44,945,908)	8,050,705	485,123,949
SA Multi-Managed Mid Cap Growth	17,456,269	(15,776,293)	1,679,976	143,168,852
SA Multi-Managed Mid Cap Value	32,308,611	(16,210,079)	16,098,532	167,373,688
SA Multi-Managed Moderate Growth	4,499,671	(9,780,280)	(5,280,609)	64,245,112
SA Multi-Managed Small Cap	24,403,410	(22,352,144)	2,051,266	145,746,349
SA Putnam Asset Allocation Diversified Growth	28,169,907	(11,528,740)	16,641,167	170,050,818
SA T. Rowe Price Growth Stock	62,220,852	(8,942,889)	53,277,963	194,914,685

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Allocation Balanced		0.10%	0.09%
SA Allocation Growth		0.10%	0.09%
SA Allocation Moderate Growth		0.10%	0.09%
SA Allocation Moderate		0.10%	0.09%
SA American Century Inflation Protection	American Century Invesment Management, Inc.	0.60% on the first $500 million 0.55% over $500 million	0.54% on the first $500 million 0.49% over $500 million * * Voluntary Waiver
SA Columbia Focused Value	Columbia Management Investment Advisers, LLC	1.00% on the first $250 million 0.95% on the next $250 million 0.90% over $500 million	0.67%
SA Multi-Managed Diversified Fixed Income	PineBridge Investments LLC Wellington Management Company LLP	0.70% on the first $200 million 0.65% on the next $200 million 0.60% over $400 million	No fee waiver
SA Multi-Managed Growth	J.P. Morgan Investment Management, Inc. Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.89% on the first $250 million 0.84% on the next $250 million 0.79% over $500 million	0.62% on the first $250 million 0.57% on the next $250 million 0.52% over $500 million
SA Multi-Managed Income	Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.77% on the first $250 million 0.72% on the next $250 million 0.67% over $500 million	0.69% on the first $250 million 0.64% on the next $250 million 0.59% over $500 million
SA Multi-Managed Income/Equity	Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.81% on the first $250 million 0.76% on the next $250 million 0.71% over $500 million	0.75% on the first $250 million 0.70% on the next $250 million 0.65% over $500 million
SA Multi-Managed International Equity	Schroder Investment Management North America Inc. T. Rowe Price Associates, Inc.	0.95% on the first $250 million 0.90% on the next $250 million 0.85% over $500 million	0.91% on the first $250 million 0.86% on the next $250 million 0.81% over $500 million
SA Multi-Managed Large Cap Growth	Goldman Sachs Asset Management, L.P. Morgan Stanley Investment Management Inc.	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million	0.73% on the first $250 million 0.67% on the next $250 million 0.58% over $500 million
SA Multi-Managed Large Cap Value	American Century Invesment Management, Inc. Wellington Management Company LLP	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million	No fee waiver
SA Multi-Managed Mid Cap Growth	T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Multi-Managed Mid Cap Value	Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Multi-Managed Moderate Growth	J.P. Morgan Investment Management, Inc. Morgan Stanley Investment Management Inc. Wellington Management Company LLP	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.75% on the first $250 million 0.70% on the next $250 million 0.65% over $500 million

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Multi-Managed Small Cap	J.P. Morgan Investment Management, Inc. Schroder Investment Management North America Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Putnam Asset Allocation Diversified Growth	Putnam Investment Management, LLC	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.70% on the first $250 million 0.65% on the next $250 million 0.60% over $500 million
SA T. Rowe Price Growth Stock	T. Rowe Price Associates, Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
    For the six months ended September 30, 2023, advisory fees waived were as follows:
Portfolio	Amount
SA Allocation Balanced	$ 11,759
SA Allocation Growth	20,281
SA Allocation Moderate Growth	23,308
SA Allocation Moderate	13,643
SA American Century Inflation Protection	184,444
SA Columbia Focused Value	514,836
SA Multi-Managed Growth	46,894
SA Multi-Managed Income	11,227
SA Multi-Managed Income/Equity	10,940
SA Multi-Managed International Equity	61,123
SA Multi-Managed Large Cap Growth	131,902
SA Multi-Managed Moderate Growth	28,800
SA Putnam Asset Allocation Diversified Growth	138,685
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to July 31, 2024, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended September 30, 2023, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 2	Class 3
SA Multi-Managed Growth	1.07%	1.22%	1.32%
SA Multi-Managed Income	1.18%	1.33%	1.43%
SA Multi-Managed Income/Equity	1.13%	1.28%	1.38%
SA Multi-Managed Moderate Growth	1.04%	1.19%	1.29%
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the six months ended September 30, 2023, expenses reimbursed were as follows:
Portfolio	Amount
SA Multi-Managed Growth	$41,185
SA Multi-Managed Income	31,820
SA Multi-Managed Income/Equity	30,946
SA Multi-Managed Moderate Growth	48,678
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

    For the six months ended September 30, 2023, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment were as follows:
	Balance Subject to Recoupment
Portfolio	March 31, 2024	March 31, 2025
SA Multi-Managed Growth	$49,253	$41,185
SA Multi-Managed Income	44,300	31,820
SA Multi-Managed Income/Equity	46,523	30,945
SA Multi-Managed Moderate Growth	58,362	48,678
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the six months ended September 30, 2023, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended September 30, 2023, service fees were paid (see Statement of Operations) based on the aforementioned rates.
    Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended September 30, 2023, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended September 30, 2023 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Allocation Balanced	$22,025,757	$ 32,076,066	$ —	$ —
SA Allocation Growth	28,395,377	31,434,186	—	—
SA Allocation Moderate Growth	21,752,730	43,617,587	—	—
SA Allocation Moderate	17,148,101	27,859,780	—	—
SA American Century Inflation Protection	33,103,006	44,321,175	51,545,827	50,593,017
SA Columbia Focused Value	15,896,033	47,807,534	—	—
SA Multi-Managed Diversified Fixed Income	87,445,782	98,919,980	74,592,290	98,641,838
SA Multi-Managed Growth	9,263,229	11,155,761	1,755,890	1,458,527
SA Multi-Managed Income	4,399,166	5,107,596	3,771,729	3,383,761
SA Multi-Managed Income/Equity	6,471,192	7,839,125	4,694,508	3,835,153
SA Multi-Managed International Equity	23,747,064	43,335,519	—	—
SA Multi-Managed Large Cap Growth	53,029,049	117,264,843	—	—
SA Multi-Managed Large Cap Value	57,560,906	116,402,422	—	—
SA Multi-Managed Mid Cap Growth	58,761,638	73,245,447	—	—
SA Multi-Managed Mid Cap Value	31,136,574	45,092,968	—	—
SA Multi-Managed Moderate Growth	13,329,602	17,213,588	4,472,006	3,764,614
SA Multi-Managed Small Cap	41,262,760	64,492,524	—	—
SA Putnam Asset Allocation Diversified Growth	47,807,550	55,777,979	957,699	393,376
SA T. Rowe Price Growth Stock	30,846,918	88,145,500	—	—

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA Allocation Balanced Portfolio				SA Allocation Growth Portfolio
	Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23		Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	30	$ 275	9,788	$ 100,190	4,897	$ 68,976	8,487	$ 125,935
Reinvested dividends	—	—	629	5,534	—	—	25,939	349,916
Shares redeemed	(62)	(563)	(19,336)	(180,423)	(241,646)	(3,522,824)	(57,978)	(894,609)
Total	(32)	$ (288)	(8,919)	$ (74,699)	(236,749)	$ (3,453,848)	(23,552)	$ (418,758)
Class 3
Shares sold	726,334	$ 6,569,922	1,982,767	$ 18,475,365	935,334	$ 13,316,250	3,071,117	$ 44,019,706
Reinvested dividends	—	—	2,098,609	18,488,741	—	—	2,314,029	31,031,130
Shares redeemed	(1,785,394)	(16,164,844)	(3,081,951)	(28,770,371)	(851,817)	(12,157,463)	(1,461,066)	(20,460,134)
Total	(1,059,060)	$ (9,594,922)	999,425	$ 8,193,735	83,517	$ 1,158,787	3,924,080	$ 54,590,702
Net increase (decrease)	(1,059,092)	$ (9,595,210)	990,506	$ 8,119,036	(153,232)	$ (2,295,061)	3,900,528	$ 54,171,944
	SA Allocation Moderate Growth Portfolio				SA Allocation Moderate Portfolio
	Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23		Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	133	$ 1,308	26,243	$ 288,324	92	$ 906	6,388	$ 67,099
Reinvested dividends	—	—	3,299	30,813	—	—	2,016	18,689
Shares redeemed	(625)	(6,158)	(18,902)	(183,023)	(400)	(3,871)	(696)	(6,772)
Total	(492)	$ (4,850)	10,640	$ 136,114	(308)	$ (2,965)	7,708	$ 79,016
Class 3
Shares sold	559,345	$ 5,438,066	2,052,751	$ 20,532,267	576,462	$ 5,532,517	1,408,119	$ 13,898,017
Reinvested dividends	—	—	4,835,800	45,069,660	—	—	2,834,206	26,216,405
Shares redeemed	(2,698,682)	(26,438,291)	(4,525,904)	(45,266,919)	(1,628,371)	(15,720,644)	(3,274,362)	(32,383,365)
Total	(2,139,337)	$(21,000,225)	2,362,647	$ 20,335,008	(1,051,909)	$(10,188,127)	967,963	$ 7,731,057
Net increase (decrease)	(2,139,829)	$(21,005,075)	2,373,287	$ 20,471,122	(1,052,217)	$(10,191,092)	975,671	$ 7,810,073
	SA American Century Inflation Protection Portfolio				SA Columbia Focused Value Portfolio
	Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23		Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	317,066	$ 2,897,562	1,828,994	$ 17,215,604	40,653	$ 793,759	1,951,204	$ 39,475,465
Reinvested dividends	—	—	1,142,207	10,314,132	—	—	1,859,320	36,926,094
Shares redeemed	(2,757,839)	(24,744,769)	(3,230,464)	(30,248,570)	(1,683,817)	(33,486,866)	(2,037,815)	(42,835,582)
Total	(2,440,773)	$(21,847,207)	(259,263)	$ (2,718,834)	(1,643,164)	$(32,693,107)	1,772,709	$ 33,565,977
Class 2
Shares sold					24,833	$ 506,129	15,168	$ 302,983
Reinvested dividends					—	—	81,155	1,617,414
Shares redeemed					(61,758)	(1,219,579)	(107,202)	(2,268,541)
Total					(36,925)	$ (713,450)	(10,879)	$ (348,144)
Class 3
Shares sold	2,021,658	$ 17,972,867	5,052,614	$ 46,740,926	6,269	$ 124,190	18,524	$ 392,243
Reinvested dividends	—	—	1,713,287	15,299,657	—	—	49,651	990,545
Shares redeemed	(3,302,666)	(29,302,425)	(5,850,094)	(54,306,463)	(30,236)	(600,230)	(83,969)	(1,734,147)
Total	(1,281,008)	$(11,329,558)	915,807	$ 7,734,120	(23,967)	$ (476,040)	(15,794)	$ (351,359)
Net increase (decrease)	(3,721,781)	$(33,176,765)	656,544	$ 5,015,286	(1,704,056)	$(33,882,597)	1,746,036	$ 32,866,474

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	SA Multi-Managed Diversified Fixed Income Portfolio				SA Multi-Managed Growth Portfolio
	Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23		Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,251,341	$ 32,478,812	3,789,575	$ 38,515,992	33,662	$ 305,558	43,213	$ 401,955
Reinvested dividends	—	—	1,812,037	18,011,646	—	—	157,822	1,313,079
Shares redeemed	(8,475,724)	(84,063,467)	(10,698,402)	(108,003,322)	(23,812)	(219,824)	(94,629)	(934,798)
Total	(5,224,383)	$(51,584,655)	(5,096,790)	$ (51,475,684)	9,850	$ 85,734	106,406	$ 780,236
Class 2
Shares sold	130,553	$ 1,299,097	50,781	$ 506,774	62,227	$ 560,482	100,334	$ 933,528
Reinvested dividends	—	—	31,396	312,078	—	—	294,281	2,430,764
Shares redeemed	(177,786)	(1,765,422)	(280,937)	(2,837,749)	(100,910)	(923,812)	(144,287)	(1,421,400)
Total	(47,233)	$ (466,325)	(198,760)	$ (2,018,897)	(38,683)	$ (363,330)	250,328	$ 1,942,892
Class 3
Shares sold	25,154	$ 249,168	31,678	$ 311,003	83,905	$ 762,302	141,517	$ 1,323,641
Reinvested dividends	—	—	14,932	147,825	—	—	288,852	2,365,699
Shares redeemed	(63,077)	(623,405)	(175,873)	(1,773,744)	(140,195)	(1,272,051)	(236,388)	(2,319,027)
Total	(37,923)	$ (374,237)	(129,263)	$ (1,314,916)	(56,290)	$ (509,749)	193,981	$ 1,370,313
Net increase (decrease)	(5,309,539)	$(52,425,217)	(5,424,813)	$ (54,809,497)	(85,123)	$ (787,345)	550,715	$ 4,093,441
	SA Multi-Managed Income Portfolio				SA Multi-Managed Income/Equity Portfolio
	Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23		Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	18,545	$ 155,849	10,393	$ 89,706	30,541	$ 232,740	5,789	$ 42,171
Reinvested dividends	—	—	20,422	165,624	—	—	48,842	349,709
Shares redeemed	(10,030)	(84,258)	(67,728)	(574,544)	(60,743)	(464,410)	(119,342)	(936,258)
Total	8,515	$ 71,591	(36,913)	$ (319,214)	(30,202)	$ (231,670)	(64,711)	$ (544,378)
Class 2
Shares sold	98,298	$ 825,289	29,943	$ 250,905	141,462	$ 1,076,007	107,881	$ 828,398
Reinvested dividends	—	—	108,806	882,415	—	—	202,708	1,451,387
Shares redeemed	(224,674)	(1,880,648)	(404,995)	(3,438,469)	(216,212)	(1,635,737)	(448,887)	(3,516,950)
Total	(126,376)	$(1,055,359)	(266,246)	$(2,305,149)	(74,750)	$ (559,730)	(138,298)	$(1,237,165)
Class 3
Shares sold	82,872	$ 696,456	177,195	$ 1,488,372	116,701	$ 888,829	91,323	$ 676,411
Reinvested dividends	—	—	60,467	490,988	—	—	128,719	922,917
Shares redeemed	(74,782)	(626,978)	(356,363)	(3,052,988)	(87,392)	(665,257)	(272,784)	(2,118,739)
Total	8,090	$ 69,478	(118,701)	$(1,073,628)	29,309	$ 223,572	(52,742)	$ (519,411)
Net increase (decrease)	(109,771)	$ (914,290)	(421,860)	$(3,697,991)	(75,643)	$ (567,828)	(255,751)	$(2,300,954)
	SA Multi-Managed International Equity Portfolio				SA Multi-Managed Large Cap Growth Portfolio
	Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23		Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	136,973	$ 1,143,134	465,647	$ 3,738,533	87,671	$ 915,486	2,113,950	$ 21,049,499
Reinvested dividends	—	—	3,170,028	24,377,518	—	—	6,066,296	54,232,686
Shares redeemed	(3,084,774)	(26,105,623)	(4,652,107)	(37,573,010)	(5,920,018)	(62,328,937)	(5,917,730)	(65,145,208)
Total	(2,947,801)	$(24,962,489)	(1,016,432)	$ (9,456,959)	(5,832,347)	$(61,413,451)	2,262,516	$ 10,136,977
Class 2
Shares sold	6,231	$ 52,390	60,654	$ 481,615	13,277	$ 141,019	134,519	$ 1,191,944
Reinvested dividends	—	—	153,185	1,182,585	—	—	506,748	4,297,225
Shares redeemed	(182,970)	(1,544,630)	(284,419)	(2,329,593)	(226,398)	(2,243,700)	(300,256)	(3,150,194)
Total	(176,739)	$ (1,492,240)	(70,580)	$ (665,393)	(213,121)	$ (2,102,681)	341,011	$ 2,338,975

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	SA Multi-Managed International Equity Portfolio				SA Multi-Managed Large Cap Growth Portfolio
	Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23		Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	11,956	$ 99,326	41,088	$ 307,398	2,261	$ 20,744	148,945	$ 1,317,495
Reinvested dividends	—	—	105,844	815,000	—	—	297,972	2,458,267
Shares redeemed	(77,430)	(647,812)	(217,567)	(1,739,845)	(96,041)	(932,453)	(220,252)	(2,121,391)
Total	(65,474)	$ (548,486)	(70,635)	$ (617,447)	(93,780)	$ (911,709)	226,665	$ 1,654,371
Net increase (decrease)	(3,190,014)	$(27,003,215)	(1,157,647)	$(10,739,799)	(6,139,248)	$(64,427,841)	2,830,192	$ 14,130,323
	SA Multi-Managed Large Cap Value Portfolio				SA Multi-Managed Mid Cap Growth Portfolio
	Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23		Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	95,867	$ 1,351,612	428,691	$ 6,526,862	23,856	$ 268,762	55,065	$ 678,528
Reinvested dividends	—	—	8,301,579	113,980,675	—	—	3,410,548	35,776,644
Shares redeemed	(4,304,998)	(61,589,406)	(13,087,762)	(199,730,107)	(1,151,241)	(13,134,872)	(1,519,917)	(19,817,735)
Total	(4,209,131)	$(60,237,794)	(4,357,492)	$ (79,222,570)	(1,127,385)	$(12,866,110)	1,945,696	$ 16,637,437
Class 2
Shares sold	9,034	$ 126,703	27,830	$ 404,604	45,922	$ 474,296	44,846	$ 443,109
Reinvested dividends	—	—	283,150	3,884,819	—	—	612,447	5,597,768
Shares redeemed	(114,560)	(1,617,259)	(206,849)	(3,175,809)	(111,721)	(1,093,623)	(152,858)	(1,818,208)
Total	(105,526)	$ (1,490,556)	104,131	$ 1,113,614	(65,799)	$ (619,327)	504,435	$ 4,222,669
Class 3
Shares sold	3,753	$ 53,782	34,695	$ 518,489	8,664	$ 75,929	81,843	$ 847,121
Reinvested dividends	—	—	133,182	1,828,588	—	—	439,800	3,685,524
Shares redeemed	(45,998)	(648,688)	(149,685)	(2,232,011)	(74,100)	(665,010)	(139,902)	(1,477,509)
Total	(42,245)	$ (594,906)	18,192	$ 115,066	(65,436)	$ (589,081)	381,741	$ 3,055,136
Net increase (decrease)	(4,356,902)	$(62,323,256)	(4,235,169)	$ (77,993,890)	(1,258,620)	$(14,074,518)	2,831,872	$ 23,915,242
	SA Multi-Managed Mid Cap Value Portfolio				SA Multi-Managed Moderate Growth Portfolio
	Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23		Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	24,707	$ 393,008	68,917	$ 1,177,095	33,547	$ 273,634	21,105	$ 170,188
Reinvested dividends	—	—	1,710,320	26,646,782	—	—	113,850	860,708
Shares redeemed	(956,198)	(15,539,961)	(1,254,659)	(21,603,370)	(27,846)	(225,415)	(139,488)	(1,210,673)
Total	(931,491)	$(15,146,953)	524,578	$ 6,220,507	5,701	$ 48,219	(4,533)	$ (179,777)
Class 2
Shares sold	3,129	$ 50,749	35,155	$ 565,673	142,378	$ 1,156,677	95,079	$ 761,970
Reinvested dividends	—	—	182,905	2,840,515	—	—	504,176	3,796,446
Shares redeemed	(102,360)	(1,658,282)	(134,442)	(2,289,669)	(301,315)	(2,456,195)	(615,442)	(5,314,147)
Total	(99,231)	$ (1,607,533)	83,618	$ 1,116,519	(158,937)	$(1,299,518)	(16,187)	$ (755,731)
Class 3
Shares sold	3,529	$ 57,020	16,924	$ 282,942	121,889	$ 988,530	186,329	$ 1,541,186
Reinvested dividends	—	—	107,121	1,660,379	—	—	404,192	3,035,484
Shares redeemed	(40,979)	(647,808)	(128,655)	(2,188,331)	(281,602)	(2,298,070)	(476,193)	(4,019,445)
Total	(37,450)	$ (590,788)	(4,610)	$ (245,010)	(159,713)	$(1,309,540)	114,328	$ 557,225
Net increase (decrease)	(1,068,172)	$(17,345,274)	603,586	$ 7,092,016	(312,949)	$(2,560,839)	93,608	$ (378,283)

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	SA Multi-Managed Small Cap Portfolio				SA Putnam Asset Allocation Diversified Growth Portfolio
	Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23		Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	36,018	$ 366,876	97,363	$ 1,099,436	32,141	$ 360,642	55,337	$ 621,438
Reinvested dividends	—	—	3,095,882	31,051,694	—	—	186,012	1,936,387
Shares redeemed	(2,471,409)	(25,089,880)	(2,721,972)	(30,301,352)	(65,596)	(740,033)	(242,489)	(2,804,576)
Total	(2,435,391)	$(24,723,004)	471,273	$ 1,849,778	(33,455)	$ (379,391)	(1,140)	$ (246,751)
Class 2
Shares sold	7,544	$ 74,121	7,915	$ 78,106	40,360	$ 454,387	198,414	$ 2,229,317
Reinvested dividends	—	—	246,169	2,355,837	—	—	638,004	6,648,005
Shares redeemed	(91,510)	(889,338)	(152,011)	(1,698,259)	(350,181)	(3,938,914)	(827,785)	(9,580,349)
Total	(83,966)	$ (815,217)	102,073	$ 735,684	(309,821)	$(3,484,527)	8,633	$ (703,027)
Class 3
Shares sold	11,468	$ 109,122	29,421	$ 317,935	323,233	$ 3,603,886	1,040,726	$ 12,431,855
Reinvested dividends	—	—	172,354	1,597,719	—	—	2,351,209	24,358,528
Shares redeemed	(44,160)	(414,744)	(98,743)	(1,056,764)	(768,376)	(8,558,397)	(1,481,093)	(17,130,882)
Total	(32,692)	$ (305,622)	103,032	$ 858,890	(445,143)	$(4,954,511)	1,910,842	$ 19,659,501
Net increase (decrease)	(2,552,049)	$(25,843,843)	676,378	$ 3,444,352	(788,419)	$(8,818,429)	1,918,335	$ 18,709,723
	SA T. Rowe Price Growth Stock Portfolio
	Six Months Ended 9/30/23 (unaudited)		Year Ended 3/31/23
	Shares	Amount	Shares	Amount
Class 1
Shares sold	21,933	$ 395,447	149,585	$ 2,481,670
Reinvested dividends	—	—	2,523,377	37,547,847
Shares redeemed	(2,573,445)	(45,334,792)	(3,695,691)	(64,367,098)
Total	(2,551,512)	$(44,939,345)	(1,022,729)	$(24,337,581)
Class 2
Shares sold	1,591	$ 25,135	257,737	$ 3,863,922
Reinvested dividends	—	—	342,764	4,723,285
Shares redeemed	(328,513)	(5,561,520)	(373,544)	(5,963,663)
Total	(326,922)	$ (5,536,385)	226,957	$ 2,623,544
Class 3
Shares sold	17,862	$ 290,194	263,108	$ 3,821,177
Reinvested dividends	—	—	293,177	3,843,546
Shares redeemed	(265,313)	(4,260,284)	(341,153)	(5,167,132)
Total	(247,451)	$ (3,970,090)	215,132	$ 2,497,591
Net increase (decrease)	(3,125,885)	$(54,445,820)	(580,640)	$(19,216,446)
Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios  and securities issued by AIG or an affiliate thereof for the six months ended September 30, 2023 were as follows:
SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$ 7,172,172	$ 482,067	$ 433,885	$ (15,350)	$ (323,667)	$ 6,881,337
SA Columbia Focused Value Portfolio, Class 1	—	—	2,798,970	54,697	180,326	309	(61,530)	2,612,120
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	39,968,940	721,812	8,381,154	(1,709,431)	182,175	30,782,342
SA Multi-Managed International Equity Portfolio, Class 1	—	—	5,735,548	105,018	346,226	(49,629)	(73,117)	5,371,594
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	4,499,733	70,012	830,617	(153,738)	399,052	3,984,442
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	4,624,242	87,515	288,521	53,404	(29,342)	4,447,298
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	803,220	17,504	57,704	(41,464)	35,631	757,187
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,585,581	26,692	290,281	(15,076)	17,117	1,324,033

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2023
SA Multi-Managed Small Cap Portfolio, Class 1	$—	$—	$ 1,602,148	$ 26,255	$ 536,557	$ (174,080)	$ 128,069	$ 1,045,835
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	2,226,794	33,236	358,692	(234,726)	462,939	2,129,551
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	5,273,914	91,406	802,628	43,417	258,682	4,864,791
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,229,343	21,878	122,130	24,032	(28,969)	1,124,154
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	2,832,982	52,905	173,664	3,458	55,300	2,770,981
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	571,847	10,940	36,065	(1,595)	(15,044)	530,083
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	5,754,941	6,134,372	424,565	(72,259)	(159,112)	11,233,377
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	2,171,555	35,235	620,843	(33,676)	(66,013)	1,486,258
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	3,035,501	52,510	373,113	(20,349)	(59,560)	2,634,989
SA Fixed Income Index Portfolio, Class 1	—	—	13,596,635	251,473	829,315	(49,387)	(449,540)	12,519,866
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	12,857,355	232,321	773,492	(44,703)	(145,125)	12,126,356
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	5,267,490	85,778	883,556	(57,790)	108,405	4,520,327
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,094,339	20,129	68,642	(7,122)	(7,757)	1,030,947
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	1,511,781	28,441	93,769	16,007	35,321	1,497,781
SA International Index Portfolio, Class 1	—	—	741,319	13,127	43,278	5,041	(17,437)	698,772
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,214,716	21,878	72,130	(68,940)	12,896	1,108,420
SA Janus Focused Growth Portfolio, Class 1	—	—	2,151,734	30,630	750,982	(303,424)	455,430	1,583,388
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	853,128	15,315	50,491	336	(11,252)	807,036
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	6,558,679	109,846	962,900	(39,086)	(13,958)	5,652,581
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	2,846,435	50,322	165,900	(13,777)	185,155	2,902,235
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	30,737,378	4,564,068	1,852,052	(226,891)	(842,034)	32,380,469
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,297,003	43,409	141,660	(33,646)	59,082	2,224,188
SA Large Cap Growth Index Portfolio, Class 1	—	—	4,215,156	1,091,575	295,389	45,090	331,986	5,388,418
SA Large Cap Index Portfolio, Class 1	—	—	5,411,262	109,783	360,390	54,899	214,843	5,430,397
SA Large Cap Value Index Portfolio, Class 1	—	—	3,653,592	2,051,927	334,517	61,200	50,596	5,482,798
SA MFS Blue Chip Growth, Class 1	—	—	4,703,036	78,105	1,208,250	(75,838)	510,327	4,007,380
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	2,864,453	54,698	180,326	(32,428)	121,099	2,827,496
SA Mid Cap Index Portfolio, Class 1	—	—	1,384,323	24,067	179,343	18,292	(18,147)	1,229,192
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	4,001,027	70,012	430,817	(53,157)	(114,324)	3,472,741
SA PIMCO RAE International Value Portfolio, Class 1	—	—	1,657,047	26,256	336,558	(13,571)	47,933	1,381,107
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	4,180,312	3,099,179	321,419	(21,920)	221,516	7,157,668
SA Putnam International Growth and Income Portfolio, Class 1	—	—	4,670,256	80,951	666,882	147,691	2,057	4,234,073
SA Small Cap Index Portfolio, Class 1	—	—	1,126,219	17,503	207,704	15,395	(19,708)	931,705
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	1,352,085	17,601	(83)	(60,226)	1,274,175
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	26,528,930	478,825	6,591,732	(1,404,091)	326,226	19,338,158
	$—	$—	$238,011,036	$22,025,757	$32,076,066	$(4,478,656)	$1,705,975	$225,188,046

†	Includes reinvestment of distributions paid.
SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$ 5,650,968	$ 643,276	$ 1,192,380	$ (195,924)	$ (89,778)	$ 4,816,162
SA Columbia Focused Value Portfolio, Class 1	—	—	9,724,688	255,981	334,989	5,266	(224,707)	9,426,239
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	18,583,119	445,411	581,583	(131,908)	(604,163)	17,710,876
SA Multi-Managed International Equity Portfolio, Class 1	—	—	22,702,535	561,187	734,399	(114,186)	(401,758)	22,013,379
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	14,593,598	338,578	3,446,043	(1,918,608)	2,923,757	12,491,282
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	18,287,550	457,810	599,115	(42,117)	130,188	18,234,316
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,394,036	59,073	77,305	(57,058)	39,223	2,357,969
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	6,098,761	156,215	203,438	3,336	16,200	6,071,074
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	5,075,855	108,299	1,141,726	(443,139)	299,799	3,899,088
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	4,974,489	118,144	254,610	(166,464)	727,056	5,398,615
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	15,989,197	398,743	523,998	45,735	912,358	16,822,035
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	3,226,810	78,763	103,074	23,892	(32,173)	3,194,218
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	2,137,638	48,598	64,295	1,160	43,995	2,167,096
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	3,874,546	103,376	135,284	(5,996)	(109,907)	3,726,735
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	8,059,535	3,738,066	2,315,032	(565,011)	228,885	9,146,443

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2023
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	$—	$—	$ 5,655,014	$ 118,048	$ 1,150,390	$ (181,395)	$ (101,683)	$ 4,339,594
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	12,138,861	329,819	431,620	10,780	(359,818)	11,688,022
SA Fixed Income Index Portfolio, Class 1	—	—	9,487,437	234,920	1,314,402	(286,373)	(70,005)	8,051,577
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	6,347,908	154,380	205,517	(25,517)	(71,234)	6,200,020
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	15,739,847	344,588	2,354,033	(381,319)	534,730	13,883,813
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,382,815	82,376	256,807	(17,950)	(27,684)	3,162,750
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	4,187,610	93,532	522,400	83,912	49,454	3,892,108
SA International Index Portfolio, Class 1	—	—	4,889,552	108,299	141,726	19,296	(107,132)	4,768,289
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,747,858	108,299	141,726	(71,716)	(102,955)	3,539,760
SA Janus Focused Growth Portfolio, Class 1	—	—	5,650,839	127,989	767,494	(192,337)	627,838	5,446,835
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	4,845,525	118,145	154,610	(41,421)	(22,982)	4,744,657
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	17,833,473	393,814	2,618,453	(137,418)	(6,237)	15,465,179
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	10,997,366	270,748	354,315	(24,165)	692,608	11,582,242
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	13,614,944	4,351,730	441,466	(62,404)	(430,328)	17,032,476
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	7,505,677	209,353	274,528	(20,978)	107,656	7,527,180
SA Large Cap Growth Index Portfolio, Class 1	—	—	15,285,867	388,892	508,925	110,272	1,028,852	16,304,958
SA Large Cap Index Portfolio, Class 1	—	—	21,761,986	570,487	750,590	192,210	901,871	22,675,964
SA Large Cap Value Index Portfolio, Class 1	—	—	9,446,649	6,024,125	483,427	96,487	208,605	15,292,439
SA MFS Blue Chip Growth, Class 1	—	—	14,410,110	336,664	2,043,147	(89,543)	1,562,626	14,176,710
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	4,777,482	123,067	161,052	(25,827)	173,038	4,886,708
SA Mid Cap Index Portfolio, Class 1	—	—	3,815,749	88,608	115,958	18,291	(10,161)	3,796,529
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	16,189,719	383,970	502,483	(80,350)	(684,165)	15,306,691
SA PIMCO RAE International Value Portfolio, Class 1	—	—	6,727,251	113,222	1,398,168	(54,719)	193,582	5,581,168
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	3,735,508	126,102	167,116	(13,495)	195,085	3,876,084
SA Putnam International Growth and Income Portfolio, Class 1	—	—	16,774,722	374,124	1,489,599	213,598	326,703	16,199,548
SA Small Cap Index Portfolio, Class 1	—	—	3,290,284	68,917	540,189	(5,391)	(7,567)	2,806,054
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	4,932,656	31,552	417	(320,388)	4,581,133
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	12,539,665	306,983	405,222	(90,382)	(437,136)	11,913,908
	$—	$—	$396,153,043	$28,395,377	$31,434,186	$(4,618,459)	$7,702,148	$396,197,923

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$ 9,093,222	$ 1,031,410	$ 468,308	$ (45,364)	$ (413,862)	$ 9,197,098
SA Columbia Focused Value Portfolio, Class 1	—	—	9,648,715	34,600	515,627	4,184	(211,597)	8,960,275
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	39,779,571	133,108	1,957,046	(337,885)	(1,194,457)	36,423,291
SA Multi-Managed International Equity Portfolio, Class 1	—	—	20,600,035	69,986	1,042,973	154,192	(589,854)	19,191,386
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	13,647,908	43,079	1,938,037	(579,357)	1,430,351	12,603,944
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	17,069,564	58,977	878,909	(14,746)	110,090	16,344,976
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,505,575	8,651	128,907	(65,940)	49,614	2,368,993
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	4,814,416	16,628	253,124	27	18,569	4,596,516
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	4,461,313	11,796	1,675,782	(522,026)	393,602	2,668,903
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	5,591,515	15,727	234,376	(119,086)	759,839	6,013,619
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	16,010,470	54,759	1,958,678	362,668	658,347	15,127,566
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	3,803,907	12,582	687,501	130,382	(153,514)	3,105,856
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	3,700,692	12,582	187,501	3,967	72,744	3,602,484
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	3,074,264	11,009	164,063	(12,904)	(75,006)	2,833,300
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	14,460,062	4,055,312	822,979	(142,575)	(375,587)	17,174,233
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	5,855,031	20,296	1,255,990	(229,490)	(53,606)	4,336,241
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	11,183,289	37,745	562,502	13,331	(318,215)	10,353,648
SA Fixed Income Index Portfolio, Class 1	—	—	17,828,425	60,106	1,897,908	(163,546)	(489,962)	15,337,115
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	13,087,502	43,593	2,151,814	(144,238)	(49,732)	10,785,311
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	15,495,934	46,396	2,515,874	(434,902)	587,434	13,178,988
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,291,762	10,337	359,374	(934)	(41,244)	2,900,547
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	4,377,957	13,368	199,220	35,951	115,180	4,343,236
SA International Index Portfolio, Class 1	—	—	4,067,788	12,582	187,501	31,230	(98,898)	3,825,201

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2023
SA Invesco Growth Opportunities Portfolio, Class 1	$—	$—	$ 3,427,462	$ 14,154	$ 210,938	$ (93,243)	$ (61,354)	$ 3,076,081
SA Janus Focused Growth Portfolio, Class 1	—	—	5,868,405	17,299	757,813	(132,486)	592,068	5,587,473
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	4,239,393	14,154	210,938	(14,551)	(37,818)	3,990,240
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	17,674,087	51,901	3,187,905	(34,530)	(88,168)	14,415,385
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	10,903,715	35,387	527,346	(88,284)	753,577	11,077,049
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	30,598,132	5,603,868	1,539,866	(217,369)	(850,380)	33,594,385
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	7,086,084	27,409	406,231	(62,648)	148,881	6,793,495
SA Large Cap Growth Index Portfolio, Class 1	—	—	14,412,935	49,541	738,284	190,131	883,024	14,797,347
SA Large Cap Index Portfolio, Class 1	—	—	19,675,233	67,105	1,055,604	361,132	634,450	19,682,316
SA Large Cap Value Index Portfolio, Class 1	—	—	10,460,115	5,134,259	799,667	146,935	185,302	15,126,944
SA MFS Blue Chip Growth, Class 1	—	—	13,919,797	46,051	2,328,414	72,182	1,372,991	13,082,607
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	5,336,116	19,660	292,970	(48,795)	217,782	5,231,793
SA Mid Cap Index Portfolio, Class 1	—	—	3,535,740	11,795	175,781	33,869	(24,560)	3,381,063
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	14,484,578	47,182	703,128	(95,707)	(557,805)	13,175,120
SA PIMCO RAE International Value Portfolio, Class 1	—	—	6,217,587	12,582	1,187,501	(48,564)	176,381	5,170,485
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	7,920,741	32,894	490,858	(351)	378,846	7,841,272
SA Putnam International Growth and Income Portfolio, Class 1	—	—	15,776,733	50,327	1,750,002	82,121	430,048	14,589,227
SA Small Cap Index Portfolio, Class 1	—	—	3,261,665	8,650	778,907	(29,451)	19,230	2,481,187
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	4,601,148	45,337	470	(292,233)	4,264,048
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	27,891,232	92,735	4,386,103	(900,849)	(236,063)	22,460,952
	$—	$—	$466,138,667	$21,752,730	$43,617,587	$(2,957,049)	$ 3,774,435	$445,091,196

†	Includes reinvestment of distributions paid.
SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2023
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$ 5,649,873	$ 468,728	$ 288,836	$ (26,737)	$ (248,035)	$ 5,554,993
SA Columbia Focused Value Portfolio, Class 1	—	—	3,849,016	49,697	210,372	2,810	(85,298)	3,605,853
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	32,994,165	393,702	4,662,856	(988,084)	(282,505)	27,454,422
SA Multi-Managed International Equity Portfolio, Class 1	—	—	9,960,658	120,928	511,905	(40,530)	(172,979)	9,356,172
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	7,174,659	79,190	819,659	(259,142)	680,224	6,855,272
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	8,917,724	109,332	462,817	(11,502)	61,309	8,614,046
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,146,510	16,566	70,124	(35,522)	28,276	1,085,706
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,268,097	25,173	308,472	1,841	3,671	1,990,310
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	2,652,385	28,161	919,210	(331,462)	256,714	1,686,588
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	2,964,667	32,644	197,971	(111,108)	443,843	3,132,075
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	8,294,120	102,057	930,477	181,354	342,005	7,989,059
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,830,551	21,536	291,161	38,006	(47,513)	1,551,419
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	2,439,619	30,088	126,666	2,575	48,110	2,393,726
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	1,038,825	13,252	56,099	(1,868)	(27,952)	966,158
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	8,382,730	3,518,386	494,851	(44,072)	(262,844)	11,099,349
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	2,968,054	33,460	731,553	(126,736)	(13,686)	2,129,539
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	4,945,000	56,322	238,421	26,939	(163,415)	4,626,425
SA Fixed Income Index Portfolio, Class 1	—	—	12,109,977	147,163	623,660	(38,021)	(408,532)	11,186,927
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	11,362,452	135,337	578,488	(34,246)	(135,165)	10,749,890
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	7,957,207	86,203	1,382,098	(198,491)	279,374	6,742,195
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,822,315	21,859	94,447	(8,039)	(15,133)	1,726,555
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	1,992,697	24,848	105,186	19,052	49,971	1,981,382
SA International Index Portfolio, Class 1	—	—	1,973,660	18,222	277,136	20,093	(46,534)	1,688,305
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,812,641	23,192	98,174	(91,005)	8,734	1,655,388
SA Janus Focused Growth Portfolio, Class 1	—	—	3,371,789	33,131	790,248	(101,106)	358,174	2,871,740
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	1,658,470	19,879	84,149	(20,045)	(496)	1,573,659
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	9,900,080	109,396	1,540,272	(18,835)	(54,394)	8,395,975
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	5,064,366	61,292	259,458	(13,698)	322,737	5,175,239
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	24,306,648	5,294,968	1,239,786	(165,886)	(687,975)	27,507,969
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	3,659,591	51,029	215,867	(25,298)	69,830	3,539,285
SA Large Cap Growth Index Portfolio, Class 1	—	—	7,351,032	92,767	392,694	107,164	440,365	7,598,634

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2023
SA Large Cap Index Portfolio, Class 1	$—	$—	$ 9,269,433	$ 115,954	$ 504,711	$ 172,758	$ 296,347	$ 9,349,781
SA Large Cap Value Index Portfolio, Class 1	—	—	5,546,773	2,795,953	411,810	79,882	93,139	8,103,937
SA MFS Blue Chip Growth, Class 1	—	—	7,219,250	83,997	1,354,519	3,969	744,531	6,697,228
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	3,370,074	41,414	175,310	(29,291)	135,272	3,342,159
SA Mid Cap Index Portfolio, Class 1	—	—	2,168,888	24,848	105,186	20,672	(14,738)	2,094,484
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	6,434,612	74,545	315,558	(41,998)	(250,501)	5,901,100
SA PIMCO RAE International Value Portfolio, Class 1	—	—	2,339,808	24,848	405,186	(15,812)	65,023	2,008,681
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,081,363	76,561	323,160	13,427	230,186	5,078,377
SA Putnam International Growth and Income Portfolio, Class 1	—	—	6,934,644	79,514	836,595	70,228	153,776	6,401,567
SA Small Cap Index Portfolio, Class 1	—	—	1,636,541	16,566	310,124	17,361	(22,283)	1,338,061
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	2,337,921	17,841	326	(132,845)	2,187,561
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	21,590,050	257,472	4,096,667	(911,578)	28,364	16,867,641
	$—	$—	$273,411,014	$17,148,101	$27,859,780	$(2,911,655)	$2,067,152	$261,854,832

†	Includes reinvestment of distributions paid.
SA Multi-Managed Large Cap Value Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2023
American International Group, Inc.
	$5,657	$—	$430,376	$—	$75,039	$1,073	$84,819	$441,229
    The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended September 30, 2023:
Portfolio	American Century Investments	Goldman Sachs & Co.	JPMorgan Chase Bank, N.A.	Morgan Stanley
SA Multi-Managed Growth	$—	$ —	$306	$1,290
SA Multi-Managed Income	—	—	—	323
SA Multi-Managed Income/Equity	—	—	—	651
SA Multi-Managed Large Cap Growth	—	105	—	186
SA Multi-Managed Large Cap Value	40	—	—	—
SA Multi-Managed Moderate Growth	—	—	738	321
SA Multi-Managed Small Cap	—	—	260	—
    At September 30, 2023, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Allocation Balanced	90.95%	9.05%	—%	—%	—%	—%	—%	—%
SA Allocation Growth	92.24	7.76	—	—	—	—	—	—
SA Allocation Moderate Growth	92.38	7.62	—	—	—	—	—	—
SA Allocation Moderate	91.86	8.14	—	—	—	—	—	—
SA American Century Inflation Protection	59.45	3.91	1.19	0.83	1.58	0.96	9.65	22.43
SA Columbia Focused Value	5.99	0.06	0.89	3.20	3.04	1.22	32.90	52.70
SA Multi-Managed Diversified Fixed Income	2.97	0.05	4.44	2.56	5.25	3.96	21.00	59.77
SA Multi-Managed Growth	98.46	1.54	—	—	—	—	—	—
SA Multi-Managed Income	99.08	0.92	—	—	—	—	—	—
SA Multi-Managed Income/Equity	99.45	0.55	—	—	—	—	—	—
SA Multi-Managed International Equity	7.82	0.18	1.92	7.88	6.87	3.35	26.40	45.58
SA Multi-Managed Large Cap Growth	13.72	0.11	1.21	3.80	3.84	2.09	34.88	40.35
SA Multi-Managed Large Cap Value	6.24	0.04	0.89	3.66	3.28	1.73	39.29	44.87
SA Multi-Managed Mid Cap Growth	23.94	0.49	0.50	1.57	1.58	0.72	34.34	36.86
SA Multi-Managed Mid Cap Value	16.12	0.10	0.72	3.31	2.51	1.09	22.70	53.45
SA Multi-Managed Moderate Growth	99.43	0.57	—	—	—	—	—	—

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Multi-Managed Small Cap	13.88%	0.21%	0.70%	2.60%	1.78%	1.13%	47.41%	32.29%
SA Putnam Asset Allocation Diversified Growth	94.96	5.04	—	—	—	—	—	—
SA T. Rowe Price Growth Stock	23.73	0.23	0.84	2.13	2.38	1.24	7.49	61.96
    The fund-of-funds do not invest in the Portfolios for the purpose of exercising management or control; however, investments by these funds within the set limits across their asset allocations may represent a significant portion of net assets of the Portfolios.
Note 9 — Investment Concentration
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA International Equity Portfolio.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi- Managed Diversified Fixed Income Portfolios’ concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    Certain Portfolios may invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Portfolio may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Portfoliopurchases a participation of a senior loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Portfolio is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Portfolios and the borrower.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended September 30, 2023, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 09/30/23
SA Columbia Focused Value	1	$ 344	$1,925,000	6.43%	$—
SA Multi-Managed Diversified Fixed Income	8	445	300,000	6.68	—
SA Multi-Managed Growth	5	441	495,000	6.42	—
SA Multi-Managed Income	3	268	500,000	6.42	—
SA Multi-Managed Income/Equity	3	495	925,000	6.42	—
SA Multi-Managed International Equity	9	306	186,111	6.57	—
SA Multi-Managed Large Cap Growth	32	4,945	867,188	6.43	—
SA Multi-Managed Large Cap Value	23	1,661	403,261	6.46	—
SA Multi-Managed Mid Cap Value	2	125	337,500	6.68	—
SA Multi-Managed Moderate Growth	3	776	1,450,000	6.42	—
SA Multi-Managed Small Cap	28	2,577	534,821	6.27	—
SA Putnam Asset Allocation Diversified Growth	50	829	93,500	6.38	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2023, none of the Portfolios participated in this program.
Note 12 — Other Matters
    The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolios’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments have taken and may continue to take in respect of pandemic or epidemic diseases have resulted and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolios invests. Government intervention in markets have impacted and may continue to impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect or have affected the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
    In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and may negatively affect global supply chains, global growth and inflation. In response to the Invasion, the United States, the European Union and other countries have imposed broad ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses(3)(4)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3)	Portfolio turnover
SA Allocation Balanced Portfolio — Class 1
03/31/19	$10.83	$ 0.24	$ 0.11	$ 0.35	$(0.55)	$(0.97)	$(1.52)	$ 9.66	4.33%	$ 114	0.14%	0.13%	2.29%	22%
03/31/20	9.66	0.17	(0.22)	(0.05)	(0.18)	(0.20)	(0.38)	9.23	(0.78)	146	0.15	0.14	1.76	31
03/31/21	9.23	0.23	1.92	2.15	(0.15)	(0.39)	(0.54)	10.84	23.42	137	0.14	0.13	2.09	31
03/31/22	10.84	0.16	(0.11)	0.05	(0.13)	(0.36)	(0.49)	10.40	0.20	173	0.14	0.13	1.50	14
03/31/23	10.40	0.09	(0.73)	(0.64)	(0.29)	(0.48)	(0.77)	8.99	(5.92)	69	0.15	0.14	0.89	14
09/30/23@	8.99	(0.01)	(0.11)	(0.12)	—	—	—	8.87	(1.33)	68	0.15	0.14(5)	(0.14)(5)	9
SA Allocation Balanced Portfolio — Class 3
03/31/19	10.80	0.21	0.12	0.33	(0.50)	(0.97)	(1.47)	9.66	4.11	215,693	0.39	0.38	2.01	22
03/31/20	9.66	0.15	(0.22)	(0.07)	(0.16)	(0.20)	(0.36)	9.23	(1.02)	206,134	0.40	0.39	1.52	31
03/31/21	9.23	0.17	1.97	2.14	(0.13)	(0.39)	(0.52)	10.85	23.25	257,105	0.39	0.38	1.61	31
03/31/22	10.85	0.13	(0.12)	0.01	(0.10)	(0.36)	(0.46)	10.40	(0.11)	264,518	0.39	0.38	1.17	14
03/31/23	10.40	0.14	(0.79)	(0.65)	(0.27)	(0.48)	(0.75)	9.00	(6.09)	237,811	0.40	0.39	1.45	14
09/30/23@	9.00	(0.02)	(0.11)	(0.13)	—	—	—	8.87	(1.44)	224,988	0.40	0.39(5)	(0.39)(5)	9
SA Allocation Growth Portfolio — Class 1
03/31/19	14.45	0.33	0.07	0.40	(0.54)	(1.05)	(1.59)	13.26	4.14	150	0.16	0.15	2.32	20
03/31/20	13.26	0.18	(1.13)	(0.95)	(0.01)	(0.41)	(0.42)	11.89	(7.61)	136	0.16	0.15	1.29	26
03/31/21	11.89	0.23	5.31	5.54	(0.16)	(0.64)	(0.80)	16.63	46.76	228	0.14	0.13	1.57	29
03/31/22	16.63	0.07	0.63	0.70	(0.26)	(0.75)	(1.01)	16.32	3.85	5,436	0.13	0.12	0.45	10
03/31/23	16.32	0.20	(1.33)	(1.13)	(0.39)	(0.84)	(1.23)	13.96	(6.65)	4,322	0.13	0.12	1.40	15
09/30/23@	13.96	(0.01)	0.10	0.09	—	—	—	14.05	0.64	1,023	0.13	0.12(5)	(0.12)(5)	7
SA Allocation Growth Portfolio — Class 3
03/31/19	14.41	0.21	0.16	0.37	(0.49)	(1.05)	(1.54)	13.24	3.89	160,980	0.41	0.40	1.55	20
03/31/20	13.24	0.15	(1.14)	(0.99)	(0.00)	(0.41)	(0.41)	11.84	(7.90)	192,198	0.41	0.40	1.09	26
03/31/21	11.84	0.19	5.28	5.47	(0.13)	(0.64)	(0.77)	16.54	46.37	319,854	0.39	0.38	1.26	29
03/31/22	16.54	0.16	0.49	0.65	(0.23)	(0.75)	(0.98)	16.21	3.58	394,425	0.38	0.37	0.92	10
03/31/23	16.21	0.17	(1.33)	(1.16)	(0.35)	(0.84)	(1.19)	13.86	(6.87)	391,646	0.38	0.37	1.18	15
09/30/23@	13.86	(0.03)	0.11	0.08	—	—	—	13.94	0.58	394,980	0.38	0.37(5)	(0.37)(5)	7

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(5)	Annualized
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses(3)(4)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3)	Portfolio turnover
SA Allocation Moderate Growth Portfolio — Class 1
03/31/19	$11.75	$ 0.15	$ 0.13	$ 0.28	$(0.56)	$(1.40)	$(1.96)	$10.07	4.24%	$ 374	0.13%	0.12%	1.42%	18%
03/31/20	10.07	0.18	(0.60)	(0.42)	(0.18)	(0.39)	(0.57)	9.08	(4.96)	190	0.13	0.12	1.67	22
03/31/21	9.08	0.18	3.23	3.41	—	(0.47)	(0.47)	12.02	37.59	256	0.13	0.12	1.65	23
03/31/22	12.02	0.16	0.19	0.35	(0.25)	(0.70)	(0.95)	11.42	2.49	257	0.12	0.11	1.30	10
03/31/23	11.42	0.13	(0.88)	(0.75)	(0.33)	(0.71)	(1.04)	9.63	(6.28)	319	0.13	0.12	1.31	12
09/30/23@	9.63	(0.01)	0.01	—	—	—	—	9.63	0.00	315	0.13	0.12(5)	(0.12)(5)	5
SA Allocation Moderate Growth Portfolio — Class 3
03/31/19	11.72	0.19	0.07	0.26	(0.51)	(1.40)	(1.91)	10.07	3.95	462,493	0.38	0.37	1.67	18
03/31/20	10.07	0.13	(0.58)	(0.45)	(0.15)	(0.39)	(0.54)	9.08	(5.19)	403,234	0.38	0.37	1.25	22
03/31/21	9.08	0.15	3.23	3.38	—	(0.47)	(0.47)	11.99	37.26	530,277	0.38	0.37	1.38	23
03/31/22	11.99	0.13	0.18	0.31	(0.22)	(0.70)	(0.92)	11.38	2.18	525,534	0.37	0.36	1.05	10
03/31/23	11.38	0.13	(0.91)	(0.78)	(0.30)	(0.71)	(1.01)	9.59	(6.60)	465,607	0.38	0.37	1.31	12
09/30/23@	9.59	(0.02)	0.01	(0.01)	—	—	—	9.58	(0.10)	444,560	0.38	0.37(5)	(0.37)(5)	5
SA Allocation Moderate Portfolio — Class 1
03/31/19	11.61	0.19	0.16	0.35	(0.56)	(1.20)	(1.76)	10.20	4.52	213	0.14	0.13	1.77	19
03/31/20	10.20	0.21	(0.49)	(0.28)	(0.18)	(0.34)	(0.52)	9.40	(3.31)	90	0.14	0.13	1.90	26
03/31/21	9.40	0.19	2.79	2.98	—	(0.45)	(0.45)	11.93	31.78	117	0.14	0.13	1.72	24
03/31/22	11.93	0.18	0.06	0.24	(0.27)	(0.64)	(0.91)	11.26	1.57	142	0.13	0.12	1.46	12
03/31/23	11.26	0.18	(0.91)	(0.73)	(0.33)	(0.68)	(1.01)	9.52	(6.19)	193	0.14	0.13	1.90	13
09/30/23@	9.52	(0.01)	(0.03)	(0.04)	—	—	—	9.48	(0.42)	189	0.14	0.13(5)	(0.13)(5)	6
SA Allocation Moderate Portfolio — Class 3
03/31/19	11.58	0.20	0.12	0.32	(0.50)	(1.20)	(1.70)	10.20	4.27	294,856	0.39	0.38	1.79	19
03/31/20	10.20	0.14	(0.45)	(0.31)	(0.16)	(0.34)	(0.50)	9.39	(3.64)	256,715	0.39	0.38	1.33	26
03/31/21	9.39	0.16	2.79	2.95	—	(0.45)	(0.45)	11.89	31.50	319,388	0.39	0.38	1.46	24
03/31/22	11.89	0.13	0.08	0.21	(0.24)	(0.64)	(0.88)	11.22	1.35	312,112	0.38	0.37	1.09	12
03/31/23	11.22	0.13	(0.88)	(0.75)	(0.30)	(0.68)	(0.98)	9.49	(6.42)	273,074	0.39	0.38	1.36	13
09/30/23@	9.49	(0.02)	(0.04)	(0.06)	—	—	—	9.43	(0.63)	261,520	0.39	0.38(5)	(0.38)(5)	6

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(5)	Annualized
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA American Century Inflation Protection Portfolio — Class 1
03/31/19	$ 9.64	$0.12	$ 0.10	$ 0.22	$(0.36)	$ —	$(0.36)	$ 9.50	2.40%	$337,714	0.65%	0.60%	1.24%	22%
03/31/20	9.50	0.21	0.02	0.23	(0.04)	—	(0.04)	9.69	2.40	259,205	0.64	0.59	2.09	31
03/31/21	9.69	0.04	0.71	0.75	(0.29)	(0.08)	(0.37)	10.07	7.71	252,182	0.64	0.59	0.42	43
03/31/22	10.07	0.36	0.08	0.44	—	(0.25)	(0.25)	10.26	4.37	278,308	0.64	0.59	3.51	109
03/31/23	10.26	0.42	(1.16)	(0.74)	(0.25)	(0.14)	(0.39)	9.13	(7.11)	245,407	0.65	0.59	4.48	57
09/30/23@	9.13	0.19	(0.61)	(0.42)	—	—	—	8.71	(4.60)	212,881	0.64	0.58(4)	4.14(4)	14
SA American Century Inflation Protection Portfolio — Class 3
03/31/19	9.56	0.10	0.10	0.20	(0.32)	—	(0.32)	9.44	2.17	387,047	0.90	0.85	1.02	22
03/31/20	9.44	0.17	0.03	0.20	(0.03)	—	(0.03)	9.61	2.14	335,450	0.89	0.84	1.74	31
03/31/21	9.61	0.02	0.71	0.73	(0.27)	(0.08)	(0.35)	9.99	7.51	407,229	0.89	0.84	0.18	43
03/31/22	9.99	0.33	0.07	0.40	—	(0.25)	(0.25)	10.14	4.00	431,710	0.89	0.84	3.23	109
03/31/23	10.14	0.39	(1.14)	(0.75)	(0.22)	(0.14)	(0.36)	9.03	(7.26)	392,544	0.90	0.84	4.20	57
09/30/23@	9.03	0.17	(0.60)	(0.43)	—	—	—	8.60	(4.76)	363,050	0.89	0.83(4)	3.88(4)	14
SA Columbia Focused Value Portfolio — Class 1
03/31/19	20.36	0.58	(0.51)	0.07	(0.84)	(1.96)	(2.80)	17.63	1.76	273,629	1.04	0.72	2.95	16
03/31/20	17.63	0.32	(3.39)	(3.07)	(0.10)	(0.30)	(0.40)	14.16	(17.99)	188,851	1.05	0.73	1.77	12
03/31/21	14.16	0.59	9.45	10.04	(0.34)	(1.19)	(1.53)	22.67	71.65	334,737	1.04	0.72	3.12	35
03/31/22	22.67	0.38	2.39	2.77	(0.63)	(1.37)	(2.00)	23.44	12.61	339,287	1.02	0.71	1.59	14
03/31/23	23.44	0.33	(1.53)	(1.20)	(0.41)	(2.41)	(2.82)	19.42	(5.40)	315,610	1.04	0.72	1.58	14
09/30/23@	19.42	0.19	(0.64)	(0.45)	—	—	—	18.97	(2.32)	277,115	1.04	0.72(4)	1.91(4)	5
SA Columbia Focused Value Portfolio — Class 2
03/31/19	20.33	0.55	(0.49)	0.06	(0.74)	(1.96)	(2.70)	17.69	1.61	13,536	1.19	0.87	2.80	16
03/31/20	17.69	0.30	(3.41)	(3.11)	(0.09)	(0.30)	(0.39)	14.19	(18.14)	9,512	1.20	0.88	1.62	12
03/31/21	14.19	0.55	9.48	10.03	(0.31)	(1.19)	(1.50)	22.72	71.40	14,886	1.19	0.87	2.91	35
03/31/22	22.72	0.34	2.41	2.75	(0.60)	(1.37)	(1.97)	23.50	12.48	14,912	1.17	0.86	1.45	14
03/31/23	23.50	0.30	(1.54)	(1.24)	(0.37)	(2.41)	(2.78)	19.48	(5.55)	12,154	1.19	0.87	1.44	14
09/30/23@	19.48	0.17	(0.63)	(0.46)	—	—	—	19.02	(2.36)	11,161	1.19	0.87(4)	1.76(4)	5
SA Columbia Focused Value Portfolio — Class 3
03/31/19	20.28	0.53	(0.49)	0.04	(0.65)	(1.96)	(2.61)	17.71	1.51	9,295	1.29	0.97	2.70	16
03/31/20	17.71	0.28	(3.41)	(3.13)	(0.08)	(0.30)	(0.38)	14.20	(18.20)	6,713	1.30	0.98	1.52	12
03/31/21	14.20	0.53	9.48	10.01	(0.29)	(1.19)	(1.48)	22.73	71.19	9,951	1.29	0.97	2.81	35
03/31/22	22.73	0.32	2.40	2.72	(0.58)	(1.37)	(1.95)	23.50	12.32	9,288	1.27	0.96	1.35	14
03/31/23	23.50	0.28	(1.53)	(1.25)	(0.34)	(2.41)	(2.75)	19.50	(5.59)	7,398	1.29	0.97	1.34	14
09/30/23@	19.50	0.16	(0.64)	(0.48)	—	—	—	19.02	(2.46)	6,761	1.29	0.97(4)	1.66(4)	5

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Diversified Fixed Income Portfolio — Class 1
03/31/19	$11.53	$ 0.31	$ 0.13	$ 0.44	$(0.31)	$(0.03)	$(0.34)	$11.63	4.03%	$928,761	0.68%	0.68%	2.68%	38%
03/31/20	11.63	0.30	0.44	0.74	(0.38)	—	(0.38)	11.99	6.36	866,019	0.69	0.69	2.49	45
03/31/21	11.99	0.23	0.24	0.47	(0.33)	(0.26)	(0.59)	11.87	3.81	948,017	0.68	0.68	1.88	41
03/31/22	11.87	0.20	(0.72)	(0.52)	(0.21)	(0.28)	(0.49)	10.86	(4.61)	870,018	0.68	0.68	1.68	39
03/31/23	10.86	0.21	(0.78)	(0.57)	(0.24)	—	(0.24)	10.05	(5.25)	753,833	0.70	0.70	2.09	38
09/30/23@	10.05	0.11	(0.51)	(0.40)	—	—	—	9.65	(3.98)	673,798	0.71	0.71(4)	2.29(4)	18
SA Multi-Managed Diversified Fixed Income Portfolio — Class 2
03/31/19	11.51	0.29	0.14	0.43	(0.29)	(0.03)	(0.32)	11.62	3.91	19,873	0.83	0.83	2.53	38
03/31/20	11.62	0.28	0.45	0.73	(0.36)	—	(0.36)	11.99	6.27	19,442	0.84	0.84	2.34	45
03/31/21	11.99	0.22	0.22	0.44	(0.31)	(0.26)	(0.57)	11.86	3.58	20,138	0.84	0.84	1.73	41
03/31/22	11.86	0.18	(0.72)	(0.54)	(0.19)	(0.28)	(0.47)	10.85	(4.78)	17,263	0.83	0.83	1.53	39
03/31/23	10.85	0.20	(0.78)	(0.58)	(0.22)	—	(0.22)	10.05	(5.35)	13,984	0.85	0.85	1.93	38
09/30/23@	10.05	0.11	(0.51)	(0.40)	—	—	—	9.65	(3.98)	12,969	0.86	0.86(4)	2.13(4)	18
SA Multi-Managed Diversified Fixed Income Portfolio — Class 3
03/31/19	11.45	0.28	0.14	0.42	(0.28)	(0.03)	(0.31)	11.56	3.82	12,712	0.93	0.93	2.43	38
03/31/20	11.56	0.27	0.44	0.71	(0.34)	—	(0.34)	11.93	6.18	11,770	0.94	0.94	2.24	45
03/31/21	11.93	0.20	0.23	0.43	(0.30)	(0.26)	(0.56)	11.80	3.48	11,089	0.94	0.94	1.64	41
03/31/22	11.80	0.17	(0.72)	(0.55)	(0.17)	(0.28)	(0.45)	10.80	(4.83)	9,188	0.93	0.93	1.43	39
03/31/23	10.80	0.19	(0.79)	(0.60)	(0.20)	—	(0.20)	10.00	(5.53)	7,217	0.95	0.95	1.83	38
09/30/23@	10.00	0.10	(0.50)	(0.40)	—	—	—	9.60	(4.00)	6,561	0.96	0.96(4)	2.04(4)	18
SA Multi-Managed Growth Portfolio — Class 1
03/31/19	17.02	0.09	1.05	1.14	(0.18)	(1.61)	(1.79)	16.37	7.37	9,349	1.29	1.25	0.54	55
03/31/20	16.37	0.01	(0.63)	(0.62)	(0.11)	(1.69)	(1.80)	13.95	(4.91)	7,783	1.38	1.31	0.06	97
03/31/21	13.95	(0.06)	9.41	9.35	—	(2.86)	(2.86)	20.44	66.89	11,451	1.34	1.27	(0.30)	74
03/31/22	20.44	(0.07)	(2.11)	(2.18)	—	(5.06)	(5.06)	13.20	(15.34)	9,640	1.34	1.27	(0.38)	68
03/31/23	13.20	0.01	(2.44)	(2.43)	—	(1.86)	(1.86)	8.91	(17.37)	7,458	1.54	1.25	0.12	61
09/30/23@	8.91	0.02	(0.04)	(0.02)	—	—	—	8.89	(0.22)	7,526	1.60	1.09(4)	0.35(4)	31
SA Multi-Managed Growth Portfolio — Class 2
03/31/19	17.01	0.07	1.04	1.11	(0.15)	(1.61)	(1.76)	16.36	7.18	17,915	1.44	1.40	0.39	55
03/31/20	16.36	(0.01)	(0.64)	(0.65)	(0.08)	(1.69)	(1.77)	13.94	(5.08)	13,934	1.52	1.45	(0.09)	97
03/31/21	13.94	(0.09)	9.41	9.32	—	(2.86)	(2.86)	20.40	66.72	20,070	1.49	1.42	(0.45)	74
03/31/22	20.40	(0.10)	(2.10)	(2.20)	—	(5.06)	(5.06)	13.14	(15.47)	17,429	1.49	1.42	(0.53)	68
03/31/23	13.14	(0.00)	(2.43)	(2.43)	—	(1.86)	(1.86)	8.85	(17.44)	13,950	1.69	1.40	(0.03)	61
09/30/23@	8.85	0.01	(0.04)	(0.03)	—	—	—	8.82	(0.34)	13,563	1.75	1.24(4)	0.20(4)	31
SA Multi-Managed Growth Portfolio — Class 3
03/31/19	16.97	0.05	1.04	1.09	(0.12)	(1.61)	(1.73)	16.33	7.11	21,872	1.54	1.50	0.29	55
03/31/20	16.33	(0.03)	(0.63)	(0.66)	(0.07)	(1.69)	(1.76)	13.91	(5.19)	17,440	1.63	1.56	(0.19)	97
03/31/21	13.91	(0.11)	9.38	9.27	—	(2.86)	(2.86)	20.32	66.50	23,715	1.59	1.52	(0.55)	74
03/31/22	20.32	(0.12)	(2.08)	(2.20)	—	(5.06)	(5.06)	13.06	(15.56)	17,232	1.59	1.52	(0.63)	68
03/31/23	13.06	(0.01)	(2.42)	(2.43)	—	(1.86)	(1.86)	8.77	(17.56)	13,276	1.79	1.50	(0.13)	61
09/30/23@	8.77	0.00	(0.03)	(0.03)	—	—	—	8.74	(0.34)	12,732	1.85	1.34(4)	0.10(4)	31

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Income Portfolio — Class 1
03/31/19	$11.05	$0.23	$ 0.33	$ 0.56	$(0.25)	$(0.30)	$(0.55)	$11.06	5.39%	$ 5,122	1.16%	1.14%	2.07%	49%
03/31/20	11.06	0.19	0.32	0.51	(0.31)	(0.25)	(0.56)	11.01	4.50	4,271	1.25	1.22	1.67	63
03/31/21	11.01	0.11	1.78	1.89	(0.23)	(0.85)	(1.08)	11.82	16.94	5,027	1.27	1.24	0.90	48
03/31/22	11.82	0.12	(1.05)	(0.93)	(0.11)	(1.08)	(1.19)	9.70	(8.97)	3,820	1.26	1.23	1.02	41
03/31/23	9.70	0.17	(1.02)	(0.85)	(0.15)	(0.32)	(0.47)	8.38	(8.61)	2,987	1.44	1.25	1.96	48
09/30/23@	8.38	0.11	(0.35)	(0.24)	—	—	—	8.14	(2.86)	2,971	1.49	1.19(4)	2.63(4)	24
SA Multi-Managed Income Portfolio — Class 2
03/31/19	11.04	0.21	0.33	0.54	(0.23)	(0.30)	(0.53)	11.05	5.22	24,779	1.31	1.29	1.92	49
03/31/20	11.05	0.17	0.32	0.49	(0.29)	(0.25)	(0.54)	11.00	4.33	21,120	1.40	1.37	1.52	63
03/31/21	11.00	0.09	1.78	1.87	(0.21)	(0.85)	(1.06)	11.81	16.79	25,124	1.42	1.39	0.74	48
03/31/22	11.81	0.10	(1.05)	(0.95)	(0.09)	(1.08)	(1.17)	9.69	(9.12)	21,200	1.41	1.38	0.87	41
03/31/23	9.69	0.16	(1.03)	(0.87)	(0.13)	(0.32)	(0.45)	8.37	(8.82)	16,079	1.59	1.40	1.81	48
09/30/23@	8.37	0.10	(0.35)	(0.25)	—	—	—	8.12	(2.99)	14,582	1.64	1.34(4)	2.48(4)	24
SA Multi-Managed Income Portfolio — Class 3
03/31/19	11.04	0.20	0.33	0.53	(0.22)	(0.30)	(0.52)	11.05	5.10	15,206	1.41	1.39	1.82	49
03/31/20	11.05	0.16	0.31	0.47	(0.27)	(0.25)	(0.52)	11.00	4.21	12,143	1.50	1.47	1.41	63
03/31/21	11.00	0.08	1.78	1.86	(0.20)	(0.85)	(1.05)	11.81	16.66	14,519	1.52	1.49	0.65	48
03/31/22	11.81	0.09	(1.05)	(0.96)	(0.08)	(1.08)	(1.16)	9.69	(9.21)	12,027	1.51	1.48	0.77	41
03/31/23	9.69	0.15	(1.02)	(0.87)	(0.12)	(0.32)	(0.44)	8.38	(8.85)	9,397	1.69	1.50	1.71	48
09/30/23@	8.38	0.10	(0.35)	(0.25)	—	—	—	8.13	(2.98)	9,183	1.74	1.44(4)	2.38(4)	24
SA Multi-Managed Income/Equity Portfolio — Class 1
03/31/19	11.19	0.19	0.53	0.72	(0.23)	(0.52)	(0.75)	11.16	6.86	8,087	1.13	1.10	1.71	51
03/31/20	11.16	0.14	0.22	0.36	(0.24)	(0.51)	(0.75)	10.77	3.13	6,646	1.19	1.15	1.22	77
03/31/21	10.77	0.07	3.10	3.17	(0.19)	(1.33)	(1.52)	12.42	28.99	7,846	1.19	1.15	0.55	60
03/31/22	12.42	0.08	(1.31)	(1.23)	(0.09)	(1.86)	(1.95)	9.24	(12.13)	6,075	1.19	1.15	0.64	47
03/31/23	9.24	0.12	(1.24)	(1.12)	(0.07)	(0.54)	(0.61)	7.51	(11.79)	4,453	1.35	1.18	1.47	52
09/30/23@	7.51	0.07	(0.22)	(0.15)	—	—	—	7.36	(2.00)	4,142	1.37	1.14(4)	1.89(4)	27
SA Multi-Managed Income/Equity Portfolio — Class 2
03/31/19	11.17	0.18	0.52	0.70	(0.21)	(0.52)	(0.73)	11.14	6.69	30,313	1.28	1.25	1.56	51
03/31/20	11.14	0.12	0.22	0.34	(0.22)	(0.51)	(0.73)	10.75	2.96	25,142	1.34	1.30	1.07	77
03/31/21	10.75	0.05	3.10	3.15	(0.17)	(1.33)	(1.50)	12.40	28.85	31,277	1.34	1.30	0.40	60
03/31/22	12.40	0.06	(1.30)	(1.24)	(0.07)	(1.86)	(1.93)	9.23	(12.21)	25,089	1.34	1.30	0.49	47
03/31/23	9.23	0.10	(1.23)	(1.13)	(0.05)	(0.54)	(0.59)	7.51	(11.90)	19,375	1.50	1.33	1.32	52
09/30/23@	7.51	0.07	(0.23)	(0.16)	—	—	—	7.35	(2.13)	18,427	1.52	1.29(4)	1.74(4)	27
SA Multi-Managed Income/Equity Portfolio — Class 3
03/31/19	11.18	0.16	0.53	0.69	(0.20)	(0.52)	(0.72)	11.15	6.55	17,028	1.38	1.35	1.46	51
03/31/20	11.15	0.11	0.22	0.33	(0.21)	(0.51)	(0.72)	10.76	2.86	15,171	1.44	1.40	0.97	77
03/31/21	10.76	0.04	3.09	3.13	(0.15)	(1.33)	(1.48)	12.41	28.70	18,292	1.44	1.40	0.30	60
03/31/22	12.41	0.05	(1.31)	(1.26)	(0.06)	(1.86)	(1.92)	9.23	(12.36)	15,867	1.44	1.40	0.39	47
03/31/23	9.23	0.10	(1.23)	(1.13)	(0.04)	(0.54)	(0.58)	7.52	(11.91)	12,519	1.60	1.43	1.22	52
09/30/23@	7.52	0.06	(0.22)	(0.16)	—	—	—	7.36	(2.13)	12,471	1.62	1.39(4)	1.64(4)	27

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed International Equity Portfolio — Class 1
03/31/19	$ 9.69	$ 0.21	$(0.66)	$(0.45)	$(0.26)	$ —	$(0.26)	$ 8.98	(4.44)%	$410,320	1.03%	0.99%	2.27%	22%
03/31/20	8.98	0.17	(1.23)	(1.06)	(0.30)	(0.78)	(1.08)	6.84	(14.19)	265,249	1.08	1.04	1.88	20
03/31/21	6.84	0.11	3.29	3.40	(0.16)	(0.14)	(0.30)	9.94	49.70	354,716	1.01	0.97	1.27	22
03/31/22	9.94	0.16	(0.20)	(0.04)	(0.15)	(0.51)	(0.66)	9.24	(0.84)	332,409	1.04	1.00	1.55	18
03/31/23	9.24	0.16	(0.42)	(0.26)	(0.18)	(0.56)	(0.74)	8.24	(2.25)	287,976	1.07	1.03	2.03	13
09/30/23@	8.24	0.11	(0.30)	(0.19)	—	—	—	8.05	(2.31)	257,817	1.05	1.01(4)	2.53(4)	8
SA Multi-Managed International Equity Portfolio — Class 2
03/31/19	9.71	0.19	(0.66)	(0.47)	(0.24)	—	(0.24)	9.00	(4.61)	17,959	1.18	1.14	2.07	22
03/31/20	9.00	0.14	(1.22)	(1.08)	(0.28)	(0.78)	(1.06)	6.86	(14.30)	13,398	1.23	1.19	1.61	20
03/31/21	6.86	0.10	3.29	3.39	(0.14)	(0.14)	(0.28)	9.97	49.49	19,379	1.16	1.12	1.15	22
03/31/22	9.97	0.14	(0.20)	(0.06)	(0.14)	(0.51)	(0.65)	9.26	(1.08)	16,909	1.19	1.15	1.41	18
03/31/23	9.26	0.15	(0.43)	(0.28)	(0.16)	(0.56)	(0.72)	8.26	(2.46)	14,505	1.22	1.18	1.89	13
09/30/23@	8.26	0.10	(0.29)	(0.19)	—	—	—	8.07	(2.30)	12,744	1.20	1.16(4)	2.39(4)	8
SA Multi-Managed International Equity Portfolio — Class 3
03/31/19	9.67	0.18	(0.65)	(0.47)	(0.23)	—	(0.23)	8.97	(4.66)	13,689	1.28	1.24	1.96	22
03/31/20	8.97	0.14	(1.22)	(1.08)	(0.27)	(0.78)	(1.05)	6.84	(14.34)	10,100	1.33	1.29	1.53	20
03/31/21	6.84	0.09	3.28	3.37	(0.13)	(0.14)	(0.27)	9.94	49.35	13,369	1.26	1.22	1.04	22
03/31/22	9.94	0.13	(0.20)	(0.07)	(0.13)	(0.51)	(0.64)	9.23	(1.18)	11,304	1.29	1.25	1.31	18
03/31/23	9.23	0.14	(0.42)	(0.28)	(0.15)	(0.56)	(0.71)	8.24	(2.49)	9,506	1.32	1.28	1.78	13
09/30/23@	8.24	0.10	(0.30)	(0.20)	—	—	—	8.04	(2.43)	8,756	1.30	1.26(4)	2.27(4)	8
SA Multi-Managed Large Cap Growth Portfolio — Class 1
03/31/19	15.32	0.07	1.52	1.59	(0.10)	(2.45)	(2.55)	14.36	11.68	445,895	0.82	0.77	0.44	45
03/31/20	14.36	0.03	(0.18)	(0.15)	(0.07)	(1.88)	(1.95)	12.26	(2.43)	388,579	0.83	0.76	0.23	69
03/31/21	12.26	(0.02)	8.73	8.71	(0.04)	(2.47)	(2.51)	18.46	71.02	450,154	0.81	0.73	(0.13)	45
03/31/22	18.46	(0.05)	0.93	0.88	—	(5.08)	(5.08)	14.26	0.39	450,952	0.81	0.73	(0.29)	42
03/31/23	14.26	(0.00)	(2.68)	(2.68)	—	(1.90)	(1.90)	9.68	(17.70)	328,010	0.84	0.77	(0.04)	46
09/30/23@	9.68	(0.00)	0.55	0.55	—	—	—	10.23	5.68	287,011	0.84	0.77(4)	(0.05)(4)	15
SA Multi-Managed Large Cap Growth Portfolio — Class 2
03/31/19	15.02	0.04	1.49	1.53	(0.07)	(2.45)	(2.52)	14.03	11.52	31,938	0.97	0.92	0.28	45
03/31/20	14.03	0.01	(0.18)	(0.17)	(0.05)	(1.88)	(1.93)	11.93	(2.65)	25,851	0.98	0.91	0.08	69
03/31/21	11.93	(0.05)	8.51	8.46	(0.02)	(2.47)	(2.49)	17.90	70.84	38,448	0.96	0.88	(0.28)	45
03/31/22	17.90	(0.08)	0.93	0.85	—	(5.08)	(5.08)	13.67	0.23	33,225	0.96	0.88	(0.44)	42
03/31/23	13.67	(0.02)	(2.57)	(2.59)	—	(1.90)	(1.90)	9.18	(17.81)	25,437	0.99	0.92	(0.19)	46
09/30/23@	9.18	(0.01)	0.52	0.51	—	—	—	9.69	5.56	24,798	0.99	0.92(4)	(0.20)(4)	15
SA Multi-Managed Large Cap Growth Portfolio — Class 3
03/31/19	14.87	0.03	1.47	1.50	(0.06)	(2.45)	(2.51)	13.86	11.38	17,679	1.07	1.02	0.19	45
03/31/20	13.86	(0.00)	(0.18)	(0.18)	(0.03)	(1.88)	(1.91)	11.77	(2.73)	13,717	1.08	1.01	(0.02)	69
03/31/21	11.77	(0.07)	8.39	8.32	—	(2.47)	(2.47)	17.62	70.65	20,395	1.06	0.98	(0.38)	45
03/31/22	17.62	(0.10)	0.93	0.83	—	(5.08)	(5.08)	13.37	0.09	18,008	1.06	0.98	(0.54)	42
03/31/23	13.37	(0.03)	(2.51)	(2.54)	—	(1.90)	(1.90)	8.93	(17.84)	14,040	1.09	1.02	(0.29)	46
09/30/23@	8.93	(0.01)	0.50	0.49	—	—	—	9.42	5.49	13,937	1.09	1.02(4)	(0.30)(4)	15

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Large Cap Value Portfolio — Class 1
03/31/19	$16.72	$ 0.31	$ 0.30	$ 0.61	$(0.34)	$(2.01)	$(2.35)	$14.98	4.25%	$702,244	0.79%	0.79%	1.92%	36%
03/31/20	14.98	0.28	(2.16)	(1.88)	(0.40)	(0.90)	(1.30)	11.80	(14.52)	556,173	0.80	0.80	1.80	62
03/31/21	11.80	0.28	5.56	5.84	(0.26)	(0.85)	(1.11)	16.53	50.22	763,236	0.79	0.79	1.94	45
03/31/22	16.53	0.24	1.88	2.12	(0.31)	(0.99)	(1.30)	17.35	13.16	739,720	0.78	0.78	1.36	40
03/31/23	17.35	0.25	(0.71)	(0.46)	(0.32)	(2.82)	(3.14)	13.75	(2.63)	526,295	0.80	0.80	1.60	39
09/30/23@	13.75	0.11	(0.05)	0.06	—	—	—	13.81	0.44	470,497	0.82	0.82(4)	1.47(4)	11
SA Multi-Managed Large Cap Value Portfolio — Class 2
03/31/19	16.70	0.29	0.29	0.58	(0.31)	(2.01)	(2.32)	14.96	4.06	24,198	0.94	0.94	1.78	36
03/31/20	14.96	0.25	(2.15)	(1.90)	(0.37)	(0.90)	(1.27)	11.79	(14.61)	17,581	0.95	0.95	1.64	62
03/31/21	11.79	0.26	5.55	5.81	(0.24)	(0.85)	(1.09)	16.51	49.95	24,509	0.94	0.94	1.79	45
03/31/22	16.51	0.21	1.89	2.10	(0.29)	(0.99)	(1.28)	17.33	13.02	23,698	0.93	0.93	1.21	40
03/31/23	17.33	0.23	(0.72)	(0.49)	(0.29)	(2.82)	(3.11)	13.73	(2.81)	20,212	0.95	0.95	1.46	39
09/30/23@	13.73	0.09	(0.04)	0.05	—	—	—	13.78	0.36	18,832	0.97	0.97(4)	1.33(4)	11
SA Multi-Managed Large Cap Value Portfolio — Class 3
03/31/19	16.70	0.27	0.29	0.56	(0.29)	(2.01)	(2.30)	14.96	3.94	13,131	1.04	1.04	1.68	36
03/31/20	14.96	0.24	(2.16)	(1.92)	(0.35)	(0.90)	(1.25)	11.79	(14.71)	9,330	1.05	1.05	1.54	62
03/31/21	11.79	0.24	5.55	5.79	(0.22)	(0.85)	(1.07)	16.51	49.77	11,866	1.04	1.04	1.69	45
03/31/22	16.51	0.19	1.89	2.08	(0.27)	(0.99)	(1.26)	17.33	12.90	11,283	1.03	1.03	1.11	40
03/31/23	17.33	0.21	(0.71)	(0.50)	(0.27)	(2.82)	(3.09)	13.74	(2.88)	9,196	1.05	1.05	1.36	39
09/30/23@	13.74	0.09	(0.04)	0.05	—	—	—	13.79	0.36	8,643	1.07	1.07(4)	1.23(4)	11
SA Multi-Managed Mid Cap Growth Portfolio — Class 1
03/31/19	18.98	(0.01)	2.20	2.19	—	(2.19)	(2.19)	18.98	12.89	187,604	0.94	0.94	(0.07)	37
03/31/20	18.98	(0.04)	(1.42)	(1.46)	—	(2.07)	(2.07)	15.45	(9.65)	153,668	0.95	0.95	(0.19)	47
03/31/21	15.45	(0.13)	12.47	12.34	—	(2.84)	(2.84)	24.95	79.25	199,683	0.94	0.94	(0.56)	65
03/31/22	24.95	(0.13)	(0.16)	(0.29)	—	(7.65)	(7.65)	17.01	(5.65)	167,780	0.94	0.94	(0.56)	60
03/31/23	17.01	(0.03)	(2.00)	(2.03)	—	(4.04)	(4.04)	10.94	(10.93)	129,176	0.97	0.97	(0.20)	48
09/30/23@	10.94	(0.02)	(0.07)	(0.09)	—	—	—	10.85	(0.82)	115,864	0.98	0.98(4)	(0.30)(4)	38
SA Multi-Managed Mid Cap Growth Portfolio — Class 2
03/31/19	18.16	(0.04)	2.09	2.05	—	(2.19)	(2.19)	18.02	12.69	22,407	1.09	1.09	(0.22)	37
03/31/20	18.02	(0.06)	(1.32)	(1.38)	—	(2.07)	(2.07)	14.57	(9.72)	17,335	1.10	1.10	(0.34)	47
03/31/21	14.57	(0.15)	11.74	11.59	—	(2.84)	(2.84)	23.32	78.88	26,864	1.09	1.09	(0.71)	65
03/31/22	23.32	(0.15)	(0.07)	(0.22)	—	(7.65)	(7.65)	15.45	(5.76)	22,730	1.09	1.09	(0.71)	60
03/31/23	15.45	(0.04)	(1.84)	(1.88)	—	(4.04)	(4.04)	9.53	(11.07)	18,825	1.12	1.12	(0.35)	48
09/30/23@	9.53	(0.02)	(0.07)	(0.09)	—	—	—	9.44	(0.94)	18,032	1.13	1.13(4)	(0.45)(4)	38
SA Multi-Managed Mid Cap Growth Portfolio — Class 3
03/31/19	17.70	(0.06)	2.04	1.98	—	(2.19)	(2.19)	17.49	12.62	14,806	1.19	1.19	(0.32)	37
03/31/20	17.49	(0.08)	(1.27)	(1.35)	—	(2.07)	(2.07)	14.07	(9.84)	10,933	1.20	1.20	(0.44)	47
03/31/21	14.07	(0.17)	11.34	11.17	—	(2.84)	(2.84)	22.40	78.69	16,308	1.19	1.19	(0.81)	65
03/31/22	22.40	(0.17)	(0.02)	(0.19)	—	(7.65)	(7.65)	14.56	(5.88)	13,772	1.19	1.19	(0.81)	60
03/31/23	14.56	(0.05)	(1.74)	(1.79)	—	(4.04)	(4.04)	8.73	(11.15)	11,589	1.22	1.22	(0.45)	48
09/30/23@	8.73	(0.02)	(0.06)	(0.08)	—	—	—	8.65	(0.92)	10,912	1.23	1.23(4)	(0.55)(4)	38

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Mid Cap Value Portfolio — Class 1
03/31/19	$16.79	$ 0.18	$ 0.04	$ 0.22	$(0.16)	$(1.15)	$(1.31)	$15.70	1.65%	$195,861	0.94%	0.94%	1.08%	29%
03/31/20	15.70	0.20	(3.54)	(3.34)	(0.22)	(0.88)	(1.10)	11.26	(23.20)	144,314	0.96	0.96	1.25	36
03/31/21	11.26	0.14	8.04	8.18	(0.19)	(0.57)	(0.76)	18.68	73.16	220,104	0.95	0.95	0.92	29
03/31/22	18.68	0.13	2.10	2.23	(0.19)	(0.92)	(1.11)	19.80	12.04	205,935	0.95	0.95	0.67	29
03/31/23	19.80	0.20	(1.63)	(1.43)	(0.16)	(2.63)	(2.79)	15.58	(7.25)	170,288	0.96	0.96	1.17	31
09/30/23@	15.58	0.09	(0.05)	0.04	—	—	—	15.62	0.26	156,167	0.97	0.97(4)	1.09(4)	16
SA Multi-Managed Mid Cap Value Portfolio — Class 2
03/31/19	16.74	0.15	0.04	0.19	(0.13)	(1.15)	(1.28)	15.65	1.47	22,284	1.09	1.09	0.93	29
03/31/20	15.65	0.17	(3.53)	(3.36)	(0.19)	(0.88)	(1.07)	11.22	(23.34)	14,917	1.11	1.11	1.09	36
03/31/21	11.22	0.12	8.02	8.14	(0.17)	(0.57)	(0.74)	18.62	73.00	23,122	1.10	1.10	0.77	29
03/31/22	18.62	0.10	2.10	2.20	(0.17)	(0.92)	(1.09)	19.73	11.89	22,040	1.10	1.10	0.51	29
03/31/23	19.73	0.18	(1.63)	(1.45)	(0.12)	(2.63)	(2.75)	15.53	(7.35)	18,646	1.11	1.11	1.02	31
09/30/23@	15.53	0.08	(0.06)	0.02	—	—	—	15.55	0.13	17,136	1.12	1.12(4)	0.94(4)	16
SA Multi-Managed Mid Cap Value Portfolio — Class 3
03/31/19	16.70	0.14	0.04	0.18	(0.11)	(1.15)	(1.26)	15.62	1.40	14,219	1.19	1.19	0.82	29
03/31/20	15.62	0.16	(3.52)	(3.36)	(0.18)	(0.88)	(1.06)	11.20	(23.41)	9,654	1.21	1.21	0.99	36
03/31/21	11.20	0.10	8.01	8.11	(0.15)	(0.57)	(0.72)	18.59	72.87	14,260	1.20	1.20	0.67	29
03/31/22	18.59	0.08	2.08	2.16	(0.15)	(0.92)	(1.07)	19.68	11.69	13,418	1.20	1.20	0.41	29
03/31/23	19.68	0.16	(1.62)	(1.46)	(0.10)	(2.63)	(2.73)	15.49	(7.45)	10,490	1.21	1.21	0.92	31
09/30/23@	15.49	0.07	(0.05)	0.02	—	—	—	15.51	0.13	9,923	1.22	1.22(4)	0.85(4)	16
SA Multi-Managed Moderate Growth Portfolio — Class 1
03/31/19	12.90	0.13	0.66	0.79	(0.18)	(0.90)	(1.08)	12.61	6.67	9,208	1.11	1.08	1.04	53
03/31/20	12.61	0.08	(0.32)	(0.24)	(0.17)	(1.03)	(1.20)	11.17	(2.64)	7,539	1.17	1.12	0.66	84
03/31/21	11.17	0.02	5.90	5.92	(0.11)	(1.67)	(1.78)	15.31	52.85	10,509	1.15	1.10	0.16	70
03/31/22	15.31	0.02	(1.48)	(1.46)	(0.03)	(3.08)	(3.11)	10.74	(12.79)	8,781	1.14	1.09	0.16	60
03/31/23	10.74	0.06	(1.63)	(1.57)	—	(1.17)	(1.17)	8.00	(14.01)	6,500	1.27	1.11	0.75	59
09/30/23@	8.00	0.04	(0.11)	(0.07)	—	—	—	7.93	(0.88)	6,488	1.31	1.04(4)	1.06(4)	28
SA Multi-Managed Moderate Growth Portfolio — Class 2
03/31/19	12.88	0.12	0.65	0.77	(0.16)	(0.90)	(1.06)	12.59	6.50	39,368	1.26	1.23	0.89	53
03/31/20	12.59	0.06	(0.32)	(0.26)	(0.15)	(1.03)	(1.18)	11.15	(2.81)	33,790	1.32	1.27	0.50	84
03/31/21	11.15	0.00	5.89	5.89	(0.09)	(1.67)	(1.76)	15.28	52.66	46,006	1.30	1.25	0.02	70
03/31/22	15.28	0.00	(1.47)	(1.47)	(0.01)	(3.08)	(3.09)	10.72	(12.88)	39,047	1.29	1.24	0.01	60
03/31/23	10.72	0.05	(1.64)	(1.59)	—	(1.17)	(1.17)	7.96	(14.24)	28,876	1.42	1.26	0.60	59
09/30/23@	7.96	0.04	(0.11)	(0.07)	—	—	—	7.89	(0.88)	27,347	1.46	1.19(4)	0.91(4)	28
SA Multi-Managed Moderate Growth Portfolio — Class 3
03/31/19	12.87	0.10	0.65	0.75	(0.14)	(0.90)	(1.04)	12.58	6.37	32,172	1.36	1.33	0.78	53
03/31/20	12.58	0.05	(0.33)	(0.28)	(0.13)	(1.03)	(1.16)	11.14	(2.92)	25,456	1.42	1.37	0.41	84
03/31/21	11.14	(0.01)	5.87	5.86	(0.07)	(1.67)	(1.74)	15.26	52.46	35,270	1.40	1.35	(0.08)	70
03/31/22	15.26	(0.01)	(1.47)	(1.48)	—	(3.08)	(3.08)	10.70	(12.94)	29,444	1.39	1.34	(0.09)	60
03/31/23	10.70	0.04	(1.63)	(1.59)	—	(1.17)	(1.17)	7.94	(14.26)	22,749	1.52	1.36	0.50	59
09/30/23@	7.94	0.03	(0.11)	(0.08)	—	—	—	7.86	(1.01)	21,266	1.56	1.29(4)	0.81(4)	28

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Small Cap Portfolio — Class 1
03/31/19	$14.28	$ 0.03	$(0.16)	$(0.13)	$(0.03)	$(1.06)	$(1.09)	$13.06	(0.67)%	$236,342	0.92%	0.92%	0.19%	41%
03/31/20	13.06	0.03	(2.95)	(2.92)	(0.03)	(1.11)	(1.14)	9.00	(24.88)	143,176	0.96	0.96	0.24	65
03/31/21	9.00	0.03	8.04	8.07	(0.04)	(1.77)	(1.81)	15.26	91.05	230,594	0.95	0.95	0.26	55
03/31/22	15.26	0.02	0.13	0.15	(0.03)	(1.84)	(1.87)	13.54	0.33	205,586	0.94	0.94	0.15	50
03/31/23	13.54	0.05	(1.26)	(1.21)	(0.05)	(2.19)	(2.24)	10.09	(8.84)	158,048	0.96	0.96	0.39	41
09/30/23@	10.09	0.02	(0.29)	(0.27)	—	—	—	9.82	(2.68)	129,855	0.99	0.99(4)	0.47(4)	25
SA Multi-Managed Small Cap Portfolio — Class 2
03/31/19	13.91	0.01	(0.17)	(0.16)	(0.00)	(1.06)	(1.06)	12.69	(0.88)	15,415	1.07	1.07	0.03	41
03/31/20	12.69	0.01	(2.85)	(2.84)	(0.01)	(1.11)	(1.12)	8.73	(24.95)	10,273	1.11	1.11	0.10	65
03/31/21	8.73	0.01	7.79	7.80	(0.02)	(1.77)	(1.79)	14.74	90.75	17,618	1.10	1.10	0.11	55
03/31/22	14.74	0.00	0.12	0.12	(0.01)	(1.84)	(1.85)	13.01	0.14	15,175	1.09	1.09	0.00	50
03/31/23	13.01	0.03	(1.20)	(1.17)	(0.03)	(2.19)	(2.22)	9.62	(8.93)	12,205	1.11	1.11	0.24	41
09/30/23@	9.62	0.02	(0.28)	(0.26)	—	—	—	9.36	(2.70)	11,080	1.14	1.14(4)	0.32(4)	25
SA Multi-Managed Small Cap Portfolio — Class 3
03/31/19	13.69	(0.01)	(0.15)	(0.16)	—	(1.06)	(1.06)	12.47	(0.92)	10,647	1.17	1.17	(0.07)	41
03/31/20	12.47	0.00	(2.80)	(2.80)	—	(1.11)	(1.11)	8.56	(25.05)	6,905	1.21	1.21	(0.01)	65
03/31/21	8.56	0.00	7.62	7.62	(0.00)	(1.77)	(1.77)	14.41	90.49	11,334	1.20	1.20	0.01	55
03/31/22	14.41	(0.01)	0.12	0.11	—	(1.84)	(1.84)	12.68	0.06	9,747	1.19	1.19	(0.10)	50
03/31/23	12.68	0.02	(1.17)	(1.15)	(0.02)	(2.19)	(2.21)	9.32	(9.03)	8,126	1.21	1.21	0.14	41
09/30/23@	9.32	0.01	(0.27)	(0.26)	—	—	—	9.06	(2.79)	7,600	1.24	1.24(4)	0.22(4)	25
SA Putnam Asset Allocation Diversified Growth Portfolio — Class 1
03/31/19	12.15	0.18	0.08	0.26	(0.25)	(0.44)	(0.69)	11.72	2.43(5)	14,836	1.05	0.93	1.47	101
03/31/20	11.72	0.20	(1.39)	(1.19)	(0.17)	(0.41)	(0.58)	9.95	(10.95)	12,257	1.06	0.91	1.68	66
03/31/21	9.95	0.16	4.41	4.57	(0.18)	—	(0.18)	14.34	45.93	16,639	1.01	0.86	1.29	77
03/31/22	14.34	0.15	0.88	1.03	(0.22)	(1.00)	(1.22)	14.15	6.77	13,475	1.00	0.85	1.00	102
03/31/23	14.15	0.18	(1.22)	(1.04)	(0.18)	(2.14)	(2.32)	10.79	(6.73)	10,266	1.05	0.90	1.53	50
09/30/23@	10.79	0.10	0.21	0.31	—	—	—	11.10	2.87	10,182	1.04	0.89(4)	1.76(4)	27
SA Putnam Asset Allocation Diversified Growth Portfolio — Class 2
03/31/19	12.15	0.16	0.08	0.24	(0.23)	(0.44)	(0.67)	11.72	2.26(5)	50,708	1.20	1.08	1.32	101
03/31/20	11.72	0.18	(1.39)	(1.21)	(0.15)	0.41	(0.56)	9.95	(11.09)	42,497	1.21	1.06	1.54	66
03/31/21	9.95	0.14	4.41	4.55	(0.16)	—	(0.16)	14.34	45.75	56,213	1.16	1.01	1.14	77
03/31/22	14.34	0.13	0.88	1.01	(0.20)	(1.00)	(1.20)	14.15	6.62	46,756	1.15	1.00	0.85	102
03/31/23	14.15	0.16	(1.22)	(1.06)	(0.15)	(2.14)	(2.29)	10.80	(6.87)	35,792	1.20	1.05	1.37	50
09/30/23@	10.80	0.09	0.21	0.30	—	—	—	11.10	2.78	33,329	1.19	1.04(4)	1.62(4)	27
SA Putnam Asset Allocation Diversified Growth Portfolio — Class 3
03/31/19	12.11	0.15	0.09	0.24	(0.22)	(0.44)	(0.66)	11.69	2.25(5)	100,587	1.30	1.18	1.23	101
03/31/20	11.69	0.17	(1.39)	(1.22)	(0.14)	(0.41)	(0.55)	9.92	(11.16)	97,057	1.31	1.16	1.42	66
03/31/21	9.92	0.13	4.39	4.52	(0.15)	—	(0.15)	14.29	45.59	139,730	1.26	1.11	1.04	77
03/31/22	14.29	0.11	0.87	0.98	(0.19)	(1.00)	(1.19)	14.08	6.44	151,309	1.25	1.10	0.75	102
03/31/23	14.08	0.15	(1.21)	(1.06)	(0.14)	(2.14)	(2.28)	10.74	(6.88)	135,871	1.30	1.15	1.28	50
09/30/23@	10.74	0.08	0.20	0.28	—	—	—	11.02	2.61	134,592	1.29	1.14(4)	1.52(4)	27

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
(5)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA T. Rowe Price Growth Stock Portfolio — Class 1
03/31/19	$27.31	$ 0.01	$ 2.29	$ 2.30	$ —	$(6.91)	$(6.91)	$22.70	10.40%	$328,479	0.88%	0.88%	0.03%	30%
03/31/20	22.70	(0.04)	(0.71)	(0.75)	—	(2.04)	(2.04)	19.91	(4.34)	301,339	0.89	0.89	(0.17)	44
03/31/21	19.91	(0.13)	12.91	12.78	(0.01)	(2.96)	(2.97)	29.72	64.68	364,073	0.87	0.87	(0.46)	32
03/31/22	29.72	(0.17)	0.87	0.70	—	(6.53)	(6.53)	23.89	(1.67)	348,810	0.87	0.87	(0.58)	30
03/31/23	23.89	(0.07)	(4.61)	(4.68)	—	(2.89)	(2.89)	16.32	(18.44)	221,588	0.90	0.90	(0.40)	26
09/30/23@	16.32	(0.04)	1.91	1.87	—	—	—	18.19	11.46	200,535	0.91	0.91(4)	(0.40)(4)	12
SA T. Rowe Price Growth Stock Portfolio — Class 2
03/31/19	26.57	(0.03)	2.21	2.18	—	(6.91)	(6.91)	21.84	10.23	40,322	1.03	1.03	(0.12)	30
03/31/20	21.84	(0.07)	(0.67)	(0.74)	—	(2.04)	(2.04)	19.06	(4.47)	34,893	1.04	1.04	(0.32)	44
03/31/21	19.06	(0.16)	12.34	12.18	—	(2.96)	(2.96)	28.28	64.42	44,393	1.02	1.02	(0.61)	32
03/31/22	28.28	(0.21)	0.90	0.69	—	(6.53)	(6.53)	22.44	(1.80)	37,603	1.02	1.02	(0.73)	30
03/31/23	22.44	(0.09)	(4.35)	(4.44)	—	(2.89)	(2.89)	15.11	(18.56)	28,749	1.05	1.05	(0.55)	26
09/30/23@	15.11	(0.05)	1.76	1.71	—	—	—	16.82	11.32	26,515	1.06	1.06(4)	(0.54)(4)	12
SA T. Rowe Price Growth Stock Portfolio — Class 3
03/31/19	26.13	(0.06)	2.16	2.10	—	(6.91)	(6.91)	21.32	10.08	32,944	1.13	1.13	(0.22)	30
03/31/20	21.32	(0.09)	(0.64)	(0.73)	—	(2.04)	(2.04)	18.55	(4.53)	27,780	1.14	1.14	(0.42)	44
03/31/21	18.55	(0.18)	11.99	11.81	—	(2.96)	(2.96)	27.40	64.18	35,574	1.12	1.12	(0.71)	32
03/31/22	27.40	(0.23)	0.91	0.68	—	(6.53)	(6.53)	21.55	(1.90)	28,813	1.12	1.12	(0.83)	30
03/31/23	21.55	(0.10)	(4.19)	(4.29)	—	(2.89)	(2.89)	14.37	(18.64)	22,304	1.15	1.15	(0.65)	26
09/30/23@	14.37	(0.05)	1.68	1.63	—	—	—	16.00	11.34	20,867	1.16	1.16(4)	(0.64)(4)	12

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

Seasons Series Trust

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, the Program Administrator provided the Board with a report covering the time period from January 1, 2022, to December 31, 2022 (the “Review Period”) addressing the operations of the program and assessing its adequacy and effectiveness of implementation. The Board reviewed the report at a meeting held on June 8, 2023.

During the Review Period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, except as permitted through extended market holiday closures, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

263

Seasons Series Trust

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rules 497(e) and 497(k)

Registration No. 333-08653

Not Part of the Semi-Annual Report

SEASONS SERIES TRUST

SA Multi-Managed Income Portfolio

(the “Portfolio”)

Supplement dated October 24, 2023, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

July 28, 2023, as supplemented and amended to date

At a meeting held on October 12, 2023, the Board of Trustees of Seasons Series Trust (the “Trust”) approved an advisory fee waiver agreement (the “Fee Waiver Agreement”) and an expense limitation agreement (the “Expense Limitation Agreement”), each between SunAmerica Asset Management, LLC (“SunAmerica”) and the Trust, on behalf of the Portfolio. Each of the Fee Waiver Agreement and the Expense Limitation Agreement became effective on November 1, 2023.

Pursuant to the Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.64% of the Portfolio’s average daily net assets on the first $250 million, 0.59% of the Portfolio’s average daily net assets on the next $250 million and 0.54% of the Portfolio’s average daily net assets over $500 million. The Fee Waiver Agreement will continue in effect through July 31, 2025. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.

Pursuant to the Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary so that the total annual portfolio operating expenses for the Portfolio do not exceed 1.13% of its average daily net assets for Class 1 shares, 1.28% of its average daily net assets for Class 2 shares, and 1.38% of its average daily net assets for Class 3 shares. The Expense Limitation Agreement will continue in effect through July 31, 2025. In addition, the Expense Limitation Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

264

Seasons Series Trust

SUPPLEMENTS TO THE PROSPECTUS (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 333-08653

Not Part of the Semi-Annual Report

SEASONS SERIES TRUST

SA T. Rowe Price Growth Stock Portfolio

(the “Portfolio”)

Supplement dated October 24, 2023, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

July 28, 2023, as supplemented and amended to date

At a meeting held on October 12, 2023, the Board of Trustees of Seasons Series Trust (the “Trust”) approved an advisory fee waiver agreement (the “Fee Waiver Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica”) and the Trust, on behalf of the Portfolio. The Fee Waiver Agreement became effective on November 1, 2023.

Pursuant to the Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.80% of the Portfolio’s average daily net assets on the first $250 million, 0.75% of the Portfolio’s average daily net assets on the next $250 million and 0.70% of the Portfolio’s average daily net assets over $500 million. The Fee Waiver Agreement will continue in effect through July 31, 2025. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

265

Seasons Series Trust

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

266

ANNUITY SERVICE CENTER P.O. BOX 15570 AMARILLO, TX 79105-5570 CHANGE SERVICE REQUESTED

J1906SAR.20 (11/23)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 1 to the Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by Item 22(b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 7, 2023

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: December 7, 2023